UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® 500 Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report August 31, 2018

Contents

Note to shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity 500 Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .015% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	4.5
Microsoft Corp.	3.5
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.5
Johnson & Johnson	1.5
Exxon Mobil Corp.	1.4
22.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	26.4
Health Care	14.6
Financials	13.8
Consumer Discretionary	12.9
Industrials	9.6
Consumer Staples	6.7
Energy	5.8
Utilities	2.8
Real Estate	2.7
Materials	2.5

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aptiv PLC	1,767,316	$155,541
BorgWarner, Inc.	1,318,271	57,701
The Goodyear Tire & Rubber Co.	1,600,841	36,323
		249,565
Automobiles - 0.4%
Ford Motor Co.	26,126,356	247,678
General Motors Co.	8,467,132	305,240
Harley-Davidson, Inc.	1,110,956	47,349
		600,267
Distributors - 0.1%
Genuine Parts Co.	979,466	97,800
LKQ Corp. (a)	2,067,299	71,363
		169,163
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,396,409	37,787
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	2,709,827	166,627
Chipotle Mexican Grill, Inc. (a)	163,255	77,576
Darden Restaurants, Inc.	826,291	95,883
Hilton Worldwide Holdings, Inc.	1,864,895	144,753
Marriott International, Inc. Class A	1,981,241	250,568
McDonald's Corp.	5,241,001	850,248
MGM Mirage, Inc.	3,344,857	96,967
Norwegian Cruise Line Holdings Ltd. (a)	1,379,801	73,971
Royal Caribbean Cruises Ltd.	1,130,717	138,603
Starbucks Corp.	9,211,404	492,350
Wynn Resorts Ltd.	565,351	83,864
Yum! Brands, Inc.	2,157,449	187,461
		2,658,871
Household Durables - 0.3%
D.R. Horton, Inc.	2,292,488	102,039
Garmin Ltd.	742,440	50,590
Leggett & Platt, Inc.	876,219	39,815
Lennar Corp. Class A	1,826,292	94,365
Mohawk Industries, Inc. (a)	423,250	81,090
Newell Brands, Inc.	3,242,013	70,417
PulteGroup, Inc.	1,753,392	49,007
Whirlpool Corp.	430,701	53,829
		541,152
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	2,688,253	5,410,674
Expedia, Inc.	806,776	105,284
Netflix, Inc. (a)	2,901,546	1,066,840
The Booking Holdings, Inc. (a)	321,563	627,546
TripAdvisor, Inc. (a)(b)	715,281	38,847
		7,249,191
Leisure Products - 0.1%
Hasbro, Inc.	758,897	75,366
Mattel, Inc. (b)	2,296,288	35,432
		110,798
Media - 2.2%
CBS Corp. Class B	2,279,361	120,852
Charter Communications, Inc. Class A (a)(b)	1,236,339	383,760
Comcast Corp. Class A	30,652,585	1,133,839
Discovery Communications, Inc.:
Class A (a)(b)	1,041,656	28,989
Class C (non-vtg.) (a)	2,280,130	58,463
DISH Network Corp. Class A (a)	1,528,191	54,022
Interpublic Group of Companies, Inc.	2,573,319	60,087
News Corp.:
Class A	2,558,289	33,437
Class B	812,833	11,055
Omnicom Group, Inc. (b)	1,517,144	105,168
The Walt Disney Co.	9,923,959	1,111,682
Twenty-First Century Fox, Inc.:
Class A	7,035,599	319,416
Class B	2,931,535	131,626
Viacom, Inc. Class B (non-vtg.)	2,356,076	68,986
		3,621,382
Multiline Retail - 0.5%
Dollar General Corp.	1,696,633	182,778
Dollar Tree, Inc. (a)	1,587,137	127,780
Kohl's Corp.	1,122,969	88,838
Macy's, Inc.	2,045,004	74,745
Nordstrom, Inc.	784,038	49,277
Target Corp.	3,558,639	311,381
		834,799
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	494,153	81,056
AutoZone, Inc. (a)	177,967	136,479
Best Buy Co., Inc.	1,637,069	130,245
CarMax, Inc. (a)(b)	1,188,604	92,771
Foot Locker, Inc.	788,417	38,869
Gap, Inc.	1,448,348	43,957
Home Depot, Inc.	7,699,824	1,545,894
L Brands, Inc.	1,619,063	42,792
Lowe's Companies, Inc.	5,486,792	596,689
O'Reilly Automotive, Inc. (a)	546,756	183,393
Ross Stores, Inc.	2,527,349	242,069
Tiffany & Co., Inc.	680,025	83,405
TJX Companies, Inc.	4,185,661	460,297
Tractor Supply Co.	814,676	71,920
Ulta Beauty, Inc. (a)	381,613	99,219
		3,849,055
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (b)	2,405,444	42,191
Michael Kors Holdings Ltd. (a)	1,000,518	72,658
NIKE, Inc. Class B	8,561,893	703,788
PVH Corp.	514,356	73,635
Ralph Lauren Corp.	371,614	49,354
Tapestry, Inc.	1,921,165	97,384
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,241,384	25,386
Class C (non-vtg.) (a)(b)	1,257,215	23,849
VF Corp.	2,185,373	201,338
		1,289,583

TOTAL CONSUMER DISCRETIONARY		21,211,613

CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	1,748,395	91,301
Constellation Brands, Inc. Class A (sub. vtg.)	1,121,469	233,490
Molson Coors Brewing Co. Class B	1,235,153	82,434
Monster Beverage Corp. (a)	2,741,781	166,947
PepsiCo, Inc.	9,464,042	1,060,067
The Coca-Cola Co.	25,563,223	1,139,353
		2,773,592
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	2,927,638	682,520
Kroger Co.	5,425,664	170,908
Sysco Corp.	3,199,352	239,376
Walgreens Boots Alliance, Inc.	5,692,599	390,285
Walmart, Inc.	9,656,720	925,693
		2,408,782
Food Products - 1.1%
Archer Daniels Midland Co.	3,732,516	188,119
Campbell Soup Co. (b)	1,284,294	50,665
ConAgra Foods, Inc.	2,626,719	96,532
General Mills, Inc.	3,957,499	182,085
Hormel Foods Corp. (b)	1,802,646	70,574
Kellogg Co.	1,666,935	119,669
McCormick & Co., Inc. (non-vtg.)	809,567	101,099
Mondelez International, Inc.	9,845,973	420,620
The Hershey Co.	932,676	93,753
The J.M. Smucker Co.	758,265	78,389
The Kraft Heinz Co.	3,987,566	232,355
Tyson Foods, Inc. Class A	1,986,461	124,770
		1,758,630
Household Products - 1.4%
Church & Dwight Co., Inc.	1,633,367	92,416
Clorox Co.	864,456	125,329
Colgate-Palmolive Co.	5,822,680	386,684
Kimberly-Clark Corp.	2,331,746	269,410
Procter & Gamble Co.	16,784,771	1,392,297
		2,266,136
Personal Products - 0.1%
Coty, Inc. Class A	3,156,164	39,010
Estee Lauder Companies, Inc. Class A	1,495,098	209,493
		248,503
Tobacco - 0.9%
Altria Group, Inc.	12,633,291	739,300
Philip Morris International, Inc.	10,376,004	808,187
		1,547,487

TOTAL CONSUMER STAPLES		11,003,130

ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	2,779,522	91,641
Halliburton Co.	5,847,078	233,240
Helmerich & Payne, Inc.	726,779	47,655
National Oilwell Varco, Inc.	2,549,976	120,027
Schlumberger Ltd.	9,245,665	583,956
TechnipFMC PLC	2,897,044	88,736
		1,165,255
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	3,438,176	221,419
Andeavor	928,030	141,794
Apache Corp.	2,550,850	111,804
Cabot Oil & Gas Corp.	3,013,651	71,815
Chevron Corp.	12,755,504	1,511,017
Cimarex Energy Co.	636,988	53,813
Concho Resources, Inc. (a)	1,268,795	174,015
ConocoPhillips Co.	7,810,109	573,496
Devon Energy Corp.	3,493,658	149,983
EOG Resources, Inc.	3,863,858	456,824
EQT Corp.	1,683,534	85,894
Exxon Mobil Corp.	28,260,544	2,265,648
Hess Corp.	1,747,809	117,697
HollyFrontier Corp.	1,178,404	87,815
Kinder Morgan, Inc.	12,663,817	224,150
Marathon Oil Corp.	5,695,009	122,500
Marathon Petroleum Corp.	3,083,011	253,701
Newfield Exploration Co. (a)	1,333,157	36,369
Noble Energy, Inc.	3,233,610	96,103
Occidental Petroleum Corp.	5,111,463	408,253
ONEOK, Inc.	2,743,904	180,851
Phillips 66 Co.	2,801,418	331,996
Pioneer Natural Resources Co.	1,137,589	198,737
The Williams Companies, Inc.	7,913,563	234,162
Valero Energy Corp.	2,876,375	339,067
		8,448,923

TOTAL ENERGY		9,614,178

FINANCIALS - 13.8%
Banks - 6.2%
Bank of America Corp.	62,941,887	1,946,793
BB&T Corp.	5,204,789	268,879
Citigroup, Inc.	17,020,623	1,212,549
Citizens Financial Group, Inc.	3,235,517	133,174
Comerica, Inc.	1,147,641	111,872
Fifth Third Bancorp	4,575,637	134,661
Huntington Bancshares, Inc.	7,375,724	119,560
JPMorgan Chase & Co.	22,726,647	2,604,019
KeyCorp	7,086,527	149,313
M&T Bank Corp.	969,438	171,736
Peoples United Financial, Inc.	2,322,058	42,981
PNC Financial Services Group, Inc.	3,133,873	449,836
Regions Financial Corp.	7,496,941	145,890
SunTrust Banks, Inc.	3,102,688	228,234
SVB Financial Group (a)	353,597	114,123
U.S. Bancorp	10,415,142	563,563
Wells Fargo & Co.	29,273,482	1,711,913
Zions Bancorporation	1,315,728	70,115
		10,179,211
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	362,549	52,965
Ameriprise Financial, Inc.	965,282	137,031
Bank of New York Mellon Corp.	6,746,191	351,814
BlackRock, Inc. Class A	823,225	394,374
Brighthouse Financial, Inc. (a)	799,476	33,186
Cboe Global Markets, Inc.	750,863	75,687
Charles Schwab Corp.	8,015,084	407,086
CME Group, Inc.	2,272,881	397,140
E*TRADE Financial Corp. (a)	1,761,582	103,687
Franklin Resources, Inc.	2,127,452	67,525
Goldman Sachs Group, Inc.	2,344,754	557,606
IntercontinentalExchange, Inc.	3,866,306	294,729
Invesco Ltd.	2,741,815	66,078
Moody's Corp.	1,114,399	198,385
Morgan Stanley	9,098,599	444,285
MSCI, Inc.	594,229	107,116
Northern Trust Corp.	1,411,690	151,700
Raymond James Financial, Inc.	866,520	80,621
S&P Global, Inc.	1,677,411	347,308
State Street Corp.	2,439,074	211,980
T. Rowe Price Group, Inc.	1,616,246	187,307
The NASDAQ OMX Group, Inc.	780,141	74,457
		4,742,067
Consumer Finance - 0.7%
American Express Co.	4,766,571	505,161
Capital One Financial Corp.	3,246,911	321,736
Discover Financial Services	2,329,397	181,972
Synchrony Financial	4,735,673	149,979
		1,158,848
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	12,847,382	2,681,506
Jefferies Financial Group, Inc.	2,023,813	46,993
		2,728,499
Insurance - 2.3%
AFLAC, Inc.	5,167,511	238,946
Allstate Corp.	2,346,164	235,954
American International Group, Inc.	5,991,971	318,593
Aon PLC	1,632,107	237,569
Arthur J. Gallagher & Co.	1,216,660	87,770
Assurant, Inc.	353,741	36,372
Chubb Ltd.	3,109,195	420,488
Cincinnati Financial Corp.	997,053	76,444
Everest Re Group Ltd.	273,539	61,005
Hartford Financial Services Group, Inc.	2,390,553	120,412
Lincoln National Corp.	1,459,853	95,737
Loews Corp.	1,747,791	87,931
Marsh & McLennan Companies, Inc.	3,386,746	286,620
MetLife, Inc.	6,785,272	311,376
Principal Financial Group, Inc.	1,777,795	98,117
Progressive Corp.	3,887,318	262,511
Prudential Financial, Inc.	2,803,471	275,441
The Travelers Companies, Inc.	1,803,973	237,403
Torchmark Corp.	704,926	61,977
Unum Group	1,476,462	54,452
Willis Group Holdings PLC	880,022	129,601
XL Group Ltd.	1,724,049	98,943
		3,833,662

TOTAL FINANCIALS		22,642,287

HEALTH CARE - 14.6%
Biotechnology - 2.6%
AbbVie, Inc.	10,115,716	970,906
Alexion Pharmaceuticals, Inc. (a)	1,485,177	181,548
Amgen, Inc.	4,445,502	888,256
Biogen, Inc. (a)	1,408,464	497,878
Celgene Corp. (a)	4,718,100	445,625
Gilead Sciences, Inc.	8,679,150	657,272
Incyte Corp. (a)	1,174,348	86,796
Regeneron Pharmaceuticals, Inc. (a)	516,264	209,990
Vertex Pharmaceuticals, Inc. (a)	1,700,972	313,659
		4,251,930
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	11,702,406	782,189
Abiomed, Inc. (a)	282,044	114,673
Align Technology, Inc. (a)	481,495	186,093
Baxter International, Inc.	3,288,384	244,557
Becton, Dickinson & Co.	1,783,555	467,060
Boston Scientific Corp. (a)	9,210,141	327,513
Danaher Corp.	4,103,375	424,863
Dentsply Sirona, Inc.	1,518,140	60,604
Edwards Lifesciences Corp. (a)	1,406,936	202,936
Hologic, Inc. (a)	1,822,331	72,456
IDEXX Laboratories, Inc. (a)	579,804	147,293
Intuitive Surgical, Inc. (a)	756,237	423,493
Medtronic PLC	9,039,310	871,480
ResMed, Inc.	952,767	106,148
Stryker Corp.	2,145,264	363,472
The Cooper Companies, Inc.	327,218	83,696
Varian Medical Systems, Inc. (a)	610,789	68,421
Zimmer Biomet Holdings, Inc.	1,356,820	167,744
		5,114,691
Health Care Providers & Services - 3.3%
Aetna, Inc.	2,183,370	437,264
AmerisourceBergen Corp.	1,085,710	97,681
Anthem, Inc.	1,703,436	450,951
Cardinal Health, Inc.	2,073,800	108,232
Centene Corp. (a)	1,369,556	200,613
Cigna Corp.	1,623,797	305,826
CVS Health Corp.	6,786,041	510,582
DaVita HealthCare Partners, Inc. (a)	931,820	64,566
Envision Healthcare Corp. (a)	808,521	36,675
Express Scripts Holding Co. (a)	3,749,449	330,027
HCA Holdings, Inc.	1,865,239	250,147
Henry Schein, Inc. (a)(b)	1,028,107	79,863
Humana, Inc.	919,016	306,271
Laboratory Corp. of America Holdings (a)	682,845	118,043
McKesson Corp.	1,348,677	173,642
Quest Diagnostics, Inc.	906,568	99,704
UnitedHealth Group, Inc.	6,414,481	1,722,032
Universal Health Services, Inc. Class B	581,713	75,716
		5,367,835
Health Care Technology - 0.1%
Cerner Corp. (a)	2,104,093	136,997
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,135,658	144,242
Illumina, Inc. (a)	981,215	348,165
Mettler-Toledo International, Inc. (a)	169,495	99,063
PerkinElmer, Inc.	738,474	68,257
Quintiles Transnational Holdings, Inc. (a)	1,080,347	137,301
Thermo Fisher Scientific, Inc.	2,685,477	642,098
Waters Corp. (a)	522,936	99,086
		1,538,212
Pharmaceuticals - 4.6%
Allergan PLC	2,263,228	433,883
Bristol-Myers Squibb Co.	10,910,426	660,626
Eli Lilly & Co.	6,375,749	673,598
Johnson & Johnson	17,903,161	2,411,377
Merck & Co., Inc.	17,957,592	1,231,711
Mylan NV (a)	3,440,726	134,636
Nektar Therapeutics (a)(b)	1,075,451	71,507
Perrigo Co. PLC	859,528	65,762
Pfizer, Inc.	39,045,475	1,621,168
Zoetis, Inc. Class A	3,229,764	292,617
		7,596,885

TOTAL HEALTH CARE		24,006,550

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.6%
Arconic, Inc.	2,836,126	63,472
General Dynamics Corp.	1,843,887	356,608
Harris Corp.	792,508	128,790
Huntington Ingalls Industries, Inc.	297,035	72,616
L3 Technologies, Inc.	523,843	111,956
Lockheed Martin Corp.	1,658,120	531,278
Northrop Grumman Corp.	1,164,001	347,443
Raytheon Co.	1,917,374	382,401
Rockwell Collins, Inc.	1,096,229	149,032
Textron, Inc.	1,709,035	117,975
The Boeing Co.	3,655,366	1,253,023
TransDigm Group, Inc. (b)	325,469	113,914
United Technologies Corp.	4,966,514	654,090
		4,282,598
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	929,411	89,298
Expeditors International of Washington, Inc.	1,165,977	85,443
FedEx Corp.	1,640,950	400,310
United Parcel Service, Inc. Class B	4,602,766	565,588
		1,140,639
Airlines - 0.5%
Alaska Air Group, Inc.	822,746	55,527
American Airlines Group, Inc.	2,781,150	112,581
Delta Air Lines, Inc.	4,307,726	251,916
Southwest Airlines Co.	3,560,533	218,261
United Continental Holdings, Inc. (a)	1,573,116	137,522
		775,807
Building Products - 0.3%
A.O. Smith Corp.	968,378	56,243
Allegion PLC	633,844	55,284
Fortune Brands Home & Security, Inc.	974,025	51,604
Johnson Controls International PLC	6,182,346	233,507
Masco Corp.	2,072,504	78,693
		475,331
Commercial Services & Supplies - 0.3%
Cintas Corp.	577,008	123,116
Copart, Inc. (a)	1,348,881	86,747
Republic Services, Inc.	1,488,454	109,193
Stericycle, Inc. (a)	571,221	35,239
Waste Management, Inc.	2,655,207	241,358
		595,653
Construction & Engineering - 0.1%
Fluor Corp.	938,408	53,874
Jacobs Engineering Group, Inc.	804,485	58,478
Quanta Services, Inc. (a)	998,632	34,543
		146,895
Electrical Equipment - 0.6%
AMETEK, Inc.	1,545,773	118,963
Eaton Corp. PLC	2,918,946	242,681
Emerson Electric Co.	4,205,805	322,711
Fortive Corp.	2,047,424	171,943
Rockwell Automation, Inc.	838,238	151,688
		1,007,986
Industrial Conglomerates - 1.6%
3M Co.	3,962,854	835,845
General Electric Co.	57,974,020	750,184
Honeywell International, Inc.	4,985,707	793,027
Roper Technologies, Inc.	688,586	205,453
		2,584,509
Machinery - 1.4%
Caterpillar, Inc.	3,990,974	554,147
Cummins, Inc.	1,033,856	146,601
Deere & Co.	2,164,580	311,267
Dover Corp.	1,032,464	88,658
Flowserve Corp.	873,307	45,517
Illinois Tool Works, Inc.	2,035,097	282,634
Ingersoll-Rand PLC	1,655,149	167,650
PACCAR, Inc.	2,348,322	160,672
Parker Hannifin Corp.	887,492	155,844
Pentair PLC	1,083,549	47,113
Snap-On, Inc.	377,769	66,782
Stanley Black & Decker, Inc.	1,030,007	144,747
Xylem, Inc.	1,200,961	91,165
		2,262,797
Professional Services - 0.3%
Equifax, Inc.	802,886	107,563
IHS Markit Ltd. (a)	2,376,981	130,734
Nielsen Holdings PLC	2,235,110	58,113
Robert Half International, Inc.	824,774	64,481
Verisk Analytics, Inc. (a)	1,036,906	123,485
		484,376
Road & Rail - 1.0%
CSX Corp.	5,842,927	433,311
J.B. Hunt Transport Services, Inc.	571,438	69,001
Kansas City Southern	684,854	79,416
Norfolk Southern Corp.	1,885,949	327,853
Union Pacific Corp.	5,176,936	779,750
		1,689,331
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,920,028	112,053
United Rentals, Inc. (a)	558,004	86,976
W.W. Grainger, Inc.	340,256	120,474
		319,503

TOTAL INDUSTRIALS		15,765,425

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	317,793	95,014
Cisco Systems, Inc.	31,391,407	1,499,568
F5 Networks, Inc. (a)	407,940	77,150
Juniper Networks, Inc.	2,330,565	66,258
Motorola Solutions, Inc.	1,082,238	138,916
		1,876,906
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	2,012,065	190,301
Corning, Inc.	5,542,521	185,730
FLIR Systems, Inc.	915,894	57,463
IPG Photonics Corp. (a)	250,883	44,025
TE Connectivity Ltd.	2,337,154	214,270
		691,789
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	1,138,943	85,580
Alphabet, Inc.:
Class A (a)	1,993,509	2,455,604
Class C (a)	2,026,429	2,468,576
eBay, Inc. (a)	6,170,301	213,554
Facebook, Inc. Class A (a)	16,010,527	2,813,530
Twitter, Inc. (a)	4,370,879	153,768
VeriSign, Inc. (a)	640,835	101,643
		8,292,255
IT Services - 4.6%
Accenture PLC Class A	4,292,560	725,743
Alliance Data Systems Corp.	321,718	76,755
Automatic Data Processing, Inc.	2,940,454	431,512
Broadridge Financial Solutions, Inc.	787,109	106,370
Cognizant Technology Solutions Corp. Class A	3,910,835	306,727
DXC Technology Co.	1,900,968	173,159
Fidelity National Information Services, Inc.	2,209,496	239,001
Fiserv, Inc. (a)	2,732,965	218,829
FleetCor Technologies, Inc. (a)	598,327	127,886
Gartner, Inc. (a)(b)	609,022	91,207
Global Payments, Inc.	1,064,951	132,672
IBM Corp.	5,698,456	834,710
MasterCard, Inc. Class A	6,120,067	1,319,242
Paychex, Inc.	2,134,340	156,340
PayPal Holdings, Inc. (a)	7,450,181	687,875
The Western Union Co.	3,075,327	58,185
Total System Services, Inc.	1,107,362	107,569
Visa, Inc. Class A	11,922,520	1,751,299
		7,545,081
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	5,499,759	138,429
Analog Devices, Inc.	2,475,712	244,724
Applied Materials, Inc.	6,728,649	289,466
Broadcom, Inc.	2,679,739	586,943
Intel Corp.	31,105,172	1,506,423
KLA-Tencor Corp.	1,040,434	120,909
Lam Research Corp.	1,094,990	189,532
Microchip Technology, Inc. (b)	1,568,856	134,969
Micron Technology, Inc. (a)	7,741,348	406,576
NVIDIA Corp.	4,051,682	1,137,226
Qorvo, Inc. (a)	844,319	67,622
Qualcomm, Inc.	9,896,397	679,981
Skyworks Solutions, Inc.	1,215,336	110,960
Texas Instruments, Inc.	6,534,207	734,445
Xilinx, Inc.	1,691,454	131,646
		6,479,851
Software - 6.3%
Activision Blizzard, Inc.	5,080,989	366,339
Adobe Systems, Inc. (a)	3,287,203	866,211
ANSYS, Inc. (a)	560,808	104,299
Autodesk, Inc. (a)	1,462,537	225,743
CA Technologies, Inc.	2,085,666	91,352
Cadence Design Systems, Inc. (a)	1,881,703	88,515
Citrix Systems, Inc. (a)	859,390	97,988
Electronic Arts, Inc. (a)	2,048,090	232,274
Intuit, Inc.	1,627,071	357,093
Microsoft Corp.	51,284,806	5,760,822
Oracle Corp.	19,891,881	966,348
Red Hat, Inc. (a)	1,185,955	175,201
Salesforce.com, Inc. (a)	4,708,055	718,826
Symantec Corp.	4,148,730	83,638
Synopsys, Inc. (a)	994,640	101,593
Take-Two Interactive Software, Inc. (a)	763,477	101,970
		10,338,212
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	32,808,199	7,468,127
Hewlett Packard Enterprise Co.	10,192,618	168,484
HP, Inc.	10,956,058	270,067
NetApp, Inc.	1,788,368	155,248
Seagate Technology LLC	1,916,117	102,589
Western Digital Corp.	1,997,420	126,317
Xerox Corp.	1,427,970	39,783
		8,330,615

TOTAL INFORMATION TECHNOLOGY		43,554,709

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,463,105	243,300
Albemarle Corp. U.S. (b)	739,334	70,621
CF Industries Holdings, Inc.	1,557,661	80,920
DowDuPont, Inc.	15,491,091	1,086,390
Eastman Chemical Co.	952,905	92,460
Ecolab, Inc.	1,733,267	260,822
FMC Corp.	897,871	76,723
International Flavors & Fragrances, Inc.	526,880	68,647
LyondellBasell Industries NV Class A	2,145,967	242,022
PPG Industries, Inc.	1,664,213	183,962
Praxair, Inc.	1,918,169	303,435
Sherwin-Williams Co.	549,482	250,333
The Mosaic Co.	2,341,095	73,206
		3,032,841
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	420,194	83,501
Vulcan Materials Co.	882,327	97,762
		181,263
Containers & Packaging - 0.3%
Avery Dennison Corp.	587,600	61,804
Ball Corp.	2,331,153	97,629
International Paper Co.	2,764,028	141,352
Packaging Corp. of America	629,759	69,223
Sealed Air Corp.	1,075,725	43,147
WestRock Co.	1,711,800	94,286
		507,441
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	8,993,657	126,361
Newmont Mining Corp.	3,560,983	110,497
Nucor Corp.	2,123,276	132,705
		369,563

TOTAL MATERIALS		4,091,108

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	687,405	88,228
American Tower Corp.	2,948,049	439,613
Apartment Investment & Management Co. Class A	1,050,301	46,003
AvalonBay Communities, Inc.	922,536	169,092
Boston Properties, Inc.	1,030,368	134,412
Crown Castle International Corp.	2,768,915	315,739
Digital Realty Trust, Inc.	1,374,722	170,850
Duke Realty Corp.	2,383,151	67,896
Equinix, Inc.	530,377	231,313
Equity Residential (SBI)	2,457,803	166,516
Essex Property Trust, Inc.	440,852	108,573
Extra Space Storage, Inc.	841,768	77,619
Federal Realty Investment Trust (SBI)	488,743	63,835
HCP, Inc.	3,135,848	84,762
Host Hotels & Resorts, Inc.	4,948,374	106,538
Iron Mountain, Inc.	1,878,573	67,816
Kimco Realty Corp.	2,836,158	48,527
Mid-America Apartment Communities, Inc.	759,545	78,658
Prologis, Inc.	4,200,531	282,192
Public Storage	1,000,151	212,612
Realty Income Corp.	1,898,262	111,181
Regency Centers Corp.	983,796	64,960
SBA Communications Corp. Class A (a)	768,859	119,350
Simon Property Group, Inc.	2,067,160	378,352
SL Green Realty Corp.	590,218	61,619
The Macerich Co.	724,657	42,566
UDR, Inc.	1,786,212	71,395
Ventas, Inc.	2,378,357	142,392
Vornado Realty Trust	1,155,122	88,944
Welltower, Inc.	2,482,953	165,638
Weyerhaeuser Co.	5,053,015	175,390
		4,382,581
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	2,018,288	98,513

TOTAL REAL ESTATE		4,481,094

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	48,470,984	1,548,163
CenturyLink, Inc.	6,553,114	139,975
Verizon Communications, Inc.	27,580,122	1,499,531
		3,187,669
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	1,545,124	66,193
American Electric Power Co., Inc.	3,287,556	235,816
Duke Energy Corp.	4,679,173	380,136
Edison International	2,174,765	142,947
Entergy Corp.	1,206,986	100,892
Evergy, Inc.	1,810,355	103,281
Eversource Energy	2,115,191	132,051
Exelon Corp.	6,443,858	281,661
FirstEnergy Corp.	2,992,333	111,853
NextEra Energy, Inc.	3,146,803	535,271
PG&E Corp.	3,447,121	159,188
Pinnacle West Capital Corp.	747,144	58,688
PPL Corp.	4,666,150	138,771
Southern Co.	6,752,525	295,626
Xcel Energy, Inc.	3,396,585	163,206
		2,905,580
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,996,749	70,665
The AES Corp.	4,414,798	59,423
		130,088
Multi-Utilities - 0.9%
Ameren Corp.	1,626,374	102,836
CenterPoint Energy, Inc.	2,880,051	80,037
CMS Energy Corp.	1,885,840	92,859
Consolidated Edison, Inc.	2,074,102	163,709
Dominion Resources, Inc.	4,355,740	308,256
DTE Energy Co.	1,211,388	134,634
NiSource, Inc.	2,251,894	60,959
Public Service Enterprise Group, Inc.	3,372,288	176,539
SCANA Corp.	952,032	36,501
Sempra Energy (b)	1,763,103	204,661
WEC Energy Group, Inc.	2,106,202	142,337
		1,503,328
Water Utilities - 0.0%
American Water Works Co., Inc.	1,188,458	104,026

TOTAL UTILITIES		4,643,022

TOTAL COMMON STOCKS
(Cost $87,707,818)		164,200,785
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $14,894)	15,000	14,893
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.97% (d)	156,490,483	$156,522
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	764,457,982	764,534
TOTAL MONEY MARKET FUNDS
(Cost $921,039)		921,056
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $88,643,751)		165,136,734
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(464,871)
NET ASSETS - 100%		$164,671,863

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,215	Sept. 2018	$466,513	$11,219	$11,219

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,893,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,732
Fidelity Securities Lending Cash Central Fund	949
Total	$3,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$21,211,613	$21,211,613	$--	$--
Consumer Staples	11,003,130	11,003,130	--	--
Energy	9,614,178	9,614,178	--	--
Financials	22,642,287	22,642,287	--	--
Health Care	24,006,550	24,006,550	--	--
Industrials	15,765,425	15,765,425	--	--
Information Technology	43,554,709	43,554,709	--	--
Materials	4,091,108	4,091,108	--	--
Real Estate	4,481,094	4,481,094	--	--
Telecommunication Services	3,187,669	3,187,669	--	--
Utilities	4,643,022	4,643,022	--	--
U.S. Government and Government Agency Obligations	14,893	--	14,893	--
Money Market Funds	921,056	921,056	--	--
Total Investments in Securities:	$165,136,734	$165,121,841	$14,893	$--
Derivative Instruments:
Assets
Futures Contracts	$11,219	$11,219	$--	$--
Total Assets	$11,219	$11,219	$--	$--
Total Derivative Instruments:	$11,219	$11,219	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$11,219	$0
Total Equity Risk	11,219	0
Total Value of Derivatives	$11,219	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $750,847) — See accompanying schedule: Unaffiliated issuers (cost $87,722,712)	$164,215,678
Fidelity Central Funds (cost $921,039)	921,056
Total Investment in Securities (cost $88,643,751)		$165,136,734
Segregated cash with brokers for derivative instruments		1,946
Cash		264
Receivable for investments sold		466,062
Receivable for fund shares sold		234,358
Dividends receivable		305,471
Distributions receivable from Fidelity Central Funds		314
Receivable for daily variation margin on futures contracts		2
Other receivables		3,568
Total assets		166,148,719
Liabilities
Payable for investments purchased	$50,043
Payable for fund shares redeemed	656,885
Accrued management fee	2,022
Other payables and accrued expenses	3,543
Collateral on securities loaned	764,363
Total liabilities		1,476,856
Net Assets		$164,671,863
Net Assets consist of:
Paid in capital		$87,310,136
Undistributed net investment income		544,391
Accumulated undistributed net realized gain (loss) on investments		313,134
Net unrealized appreciation (depreciation) on investments		76,504,202
Net Assets		$164,671,863
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,884,526 ÷ 38,203 shares)		$101.68
Premium Class:
Net Asset Value, offering price and redemption price per share ($82,816,711 ÷ 814,327 shares)		$101.70
Institutional Class:
Net Asset Value, offering price and redemption price per share ($36,462,914 ÷ 358,525 shares)		$101.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($41,507,712 ÷ 408,140 shares)		$101.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$1,460,826
Interest		140
Income from Fidelity Central Funds		3,681
Total income		1,464,647
Expenses
Management fee	$11,447
Transfer agent fees	9,786
Independent trustees' fees and expenses	377
Legal	29
Commitment fees	203
Total expenses before reductions	21,842
Expense reductions	(8)
Total expenses after reductions		21,834
Net investment income (loss)		1,442,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	685,106
Redemptions in-kind with affiliated entities	176,347
Fidelity Central Funds	26
Futures contracts	39,986
Total net realized gain (loss)		901,465
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,756,644
Fidelity Central Funds	(28)
Futures contracts	(9,440)
Total change in net unrealized appreciation (depreciation)		9,747,176
Net gain (loss)		10,648,641
Net increase (decrease) in net assets resulting from operations		$12,091,454

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,442,813	$2,476,977
Net realized gain (loss)	901,465	1,319,749
Change in net unrealized appreciation (depreciation)	9,747,176	16,399,139
Net increase (decrease) in net assets resulting from operations	12,091,454	20,195,865
Distributions to shareholders from net investment income	(1,338,756)	(2,396,654)
Distributions to shareholders from net realized gain	(136,220)	(218,567)
Total distributions	(1,474,976)	(2,615,221)
Share transactions - net increase (decrease)	6,535,174	13,154,359
Total increase (decrease) in net assets	17,151,652	30,735,003
Net Assets
Beginning of period	147,520,211	116,785,208
End of period	$164,671,863	$147,520,211
Other Information
Undistributed net investment income end of period	$544,391	$440,334

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.13	$82.98	$68.13	$74.71	$66.10	$53.81
Income from Investment Operations
Net investment income (loss)B	.88	1.66	1.54	1.45	1.44	1.19
Net realized and unrealized gain (loss)	6.57	12.27	15.23	(6.05)	8.64	12.26
Total from investment operations	7.45	13.93	16.77	(4.60)	10.08	13.45
Distributions from net investment income	(.82)	(1.62)	(1.52)	(1.52)	(1.31)	(1.16)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.90)C	(1.78)D	(1.92)	(1.98)	(1.47)	(1.16)
Net asset value, end of period	$101.68	$95.13	$82.98	$68.13	$74.71	$66.10
Total ReturnE,F	7.92%	16.99%	24.88%	(6.26)%	15.40%	25.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%I	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%I	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.84%I	1.88%	2.04%	2.02%	2.06%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$3,885	$3,887	$3,823	$7,635	$7,315	$5,751
Portfolio turnover rateJ	3%I,K	4%K	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.816 and distributions from net realized gain of $.087 per share.

 D Total distributions of $1.78 per share is comprised of distributions from net investment income of $1.624 and distributions from net realized gain of $.153 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$82.99	$68.15	$74.72	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	.91	1.71	1.58	1.48	1.48	1.22
Net realized and unrealized gain (loss)	6.57	12.27	15.21	(6.04)	8.63	12.26
Total from investment operations	7.48	13.98	16.79	(4.56)	10.11	13.48
Distributions from net investment income	(.84)	(1.67)	(1.55)	(1.55)	(1.34)	(1.19)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.93)	(1.82)	(1.95)	(2.01)	(1.50)	(1.19)
Net asset value, end of period	$101.70	$95.15	$82.99	$68.15	$74.72	$66.11
Total ReturnC,D	7.95%	17.06%	24.91%	(6.21)%	15.45%	25.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%G	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%G	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.88%G	1.94%	2.08%	2.06%	2.11%	2.02%
Supplemental Data
Net assets, end of period (in millions)	$82,817	$76,947	$66,051	$49,215	$49,784	$38,736
Portfolio turnover rateH	3%G,I	4%I	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.16	$83.00	$68.15	$74.73	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	.91	1.71	1.59	1.49	1.48	1.22
Net realized and unrealized gain (loss)	6.56	12.28	15.22	(6.05)	8.64	12.26
Total from investment operations	7.47	13.99	16.81	(4.56)	10.12	13.48
Distributions from net investment income	(.85)	(1.67)	(1.56)	(1.56)	(1.35)	(1.19)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.93)C	(1.83)D	(1.96)	(2.02)	(1.50)E	(1.19)
Net asset value, end of period	$101.70	$95.16	$83.00	$68.15	$74.73	$66.11
Total ReturnF,G	7.94%	17.07%	24.94%	(6.21)%	15.47%	25.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.03%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%J	.03%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%J	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.89%J	1.94%	2.09%	2.07%	2.12%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$36,463	$34,461	$32,087	$23,860	$25,621	$22,636
Portfolio turnover rateK	3%J,L	4%L	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.845 and distributions from net realized gain of $.087 per share.

 D Total distributions of $1.83 per share is comprised of distributions from net investment income of $1.673 and distributions from net realized gain of $.153 per share.

 E Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$83.00	$68.15	$74.73	$66.11	$53.83
Income from Investment Operations
Net investment income (loss)B	.91	1.74	1.61	1.50	1.50	1.24
Net realized and unrealized gain (loss)	6.58	12.25	15.21	(6.05)	8.64	12.24
Total from investment operations	7.49	13.99	16.82	(4.55)	10.14	13.48
Distributions from net investment income	(.85)	(1.69)	(1.58)	(1.57)	(1.36)	(1.20)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.94)	(1.84)	(1.97)C	(2.03)	(1.52)	(1.20)
Net asset value, end of period	$101.70	$95.15	$83.00	$68.15	$74.73	$66.11
Total ReturnD,E	7.96%	17.08%	24.97%	(6.19)%	15.50%	25.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	.02%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.90%H	1.96%	2.11%	2.09%	2.14%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$41,508	$32,225	$14,824	$6,722	$6,217	$3,506
Portfolio turnover rateI	3%H,J	4%J	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $3,542 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,878,279
Gross unrealized depreciation	(4,012,026)
Net unrealized appreciation (depreciation)	$75,866,253
Tax cost	$89,281,700

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $10,239,318 and $2,354,676, respectively.

Redemptions In-Kind. During the period, 4,681 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $476,075. The net realized gain of $358,360 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. Investments and cash received in-kind through subscriptions totaled $44,133 in exchange for 473 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 18,388 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318. The Fund had a net realized gain of $1,107,402 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $605,912 in exchange for 6,640 shares of the Fund. The amount of in-kind exchanges is included in shares transactions in the accompanying Notes to Financials. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .015% of each class' average net assets on an annual basis with certain exceptions.

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .035%, .030% and .015% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class pay no transfer agent fees. Prior to August 1, 2018, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$1,186.062
Premium Class	6,458.017
Institutional Class	2,142.012
	$9,786

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 2,548 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $236,624. The net realized gain of $176,347 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $203 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $949. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expense by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Investor Class	$32,311	$71,890
Premium Class	684,386	1,329,438
Institutional Class	303,334	638,829
Institutional Premium Class	318,725	356,497
Total	$1,338,756	$2,396,654
From net realized gain
Investor Class	$3,521	$6,999
Premium Class	70,474	122,417
Institutional Class	31,561	58,190
Institutional Premium Class	30,664	30,961
Total	$136,220	$218,567

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Investor Class
Shares sold	7,669	27,506	$735,748	$2,422,971
Reinvestment of distributions	354	837	33,089	72,968
Shares redeemed	(10,683)	(33,550)	(1,027,493)	(2,964,308)
Net increase (decrease)	(2,660)	(5,207)	$(258,656)	$(468,369)
Premium Class
Shares sold	69,559	175,324	$6,676,719	$15,578,782
Reinvestment of distributions	7,515	15,466	702,793	1,350,249
Shares redeemed	(71,421)	(177,971)(a)	(6,871,805)	(15,733,233)(a)
Net increase (decrease)	5,653	12,819	$507,707	$1,195,798
Institutional Class
Shares sold	53,683(b)	127,928(c)	$5,154,646(b)	$11,322,826(c)
Reinvestment of distributions	3,490	7,812	326,314	681,273
Shares redeemed	(60,800)(d)	(160,189)(a)	(5,812,847)(d)	(14,275,460)(a)
Net increase (decrease)	(3,627)	(24,449)	$(331,887)	$(2,271,361)
Institutional Premium Class
Shares sold	98,939	209,698(c)	$9,490,311	$19,094,587(c)
Reinvestment of distributions	3,684	4,399	344,974	386,209
Shares redeemed	(33,147)(d)	(54,039)	(3,217,275)(d)	(4,782,505)
Net increase (decrease)	69,476	160,058	$6,618,010	$14,698,291

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

 (c) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchange In-Kind note for additional details).

 (d) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Investor Class	.08%
Actual		$1,000.00	$1,079.20	$.42**
Hypothetical-C		$1,000.00	$1,024.80	$.41**
Premium Class	.03%
Actual		$1,000.00	$1,079.50	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Class	.03%
Actual		$1,000.00	$1,079.40	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,079.60	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect for the entire current period, the restated annualized expense ratio would have been .02% and the expenses paid in the actual and hypothetical examples above would have been $.10 and $.10, respectively.

Board Approval of Investment Advisory Contracts

Fidelity 500 Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management.

The Board considered that the contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, were being set at 0.015% for all classes.

The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

U5I-U5A-SANN-1018
1.925892.107

Fidelity® 500 Index Fund Investor Class and Premium Class Semi-Annual Report August 31, 2018

Contents

Note to shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity 500 Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .015% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	4.5
Microsoft Corp.	3.5
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.5
Johnson & Johnson	1.5
Exxon Mobil Corp.	1.4
22.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	26.4
Health Care	14.6
Financials	13.8
Consumer Discretionary	12.9
Industrials	9.6
Consumer Staples	6.7
Energy	5.8
Utilities	2.8
Real Estate	2.7
Materials	2.5

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aptiv PLC	1,767,316	$155,541
BorgWarner, Inc.	1,318,271	57,701
The Goodyear Tire & Rubber Co.	1,600,841	36,323
		249,565
Automobiles - 0.4%
Ford Motor Co.	26,126,356	247,678
General Motors Co.	8,467,132	305,240
Harley-Davidson, Inc.	1,110,956	47,349
		600,267
Distributors - 0.1%
Genuine Parts Co.	979,466	97,800
LKQ Corp. (a)	2,067,299	71,363
		169,163
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,396,409	37,787
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	2,709,827	166,627
Chipotle Mexican Grill, Inc. (a)	163,255	77,576
Darden Restaurants, Inc.	826,291	95,883
Hilton Worldwide Holdings, Inc.	1,864,895	144,753
Marriott International, Inc. Class A	1,981,241	250,568
McDonald's Corp.	5,241,001	850,248
MGM Mirage, Inc.	3,344,857	96,967
Norwegian Cruise Line Holdings Ltd. (a)	1,379,801	73,971
Royal Caribbean Cruises Ltd.	1,130,717	138,603
Starbucks Corp.	9,211,404	492,350
Wynn Resorts Ltd.	565,351	83,864
Yum! Brands, Inc.	2,157,449	187,461
		2,658,871
Household Durables - 0.3%
D.R. Horton, Inc.	2,292,488	102,039
Garmin Ltd.	742,440	50,590
Leggett & Platt, Inc.	876,219	39,815
Lennar Corp. Class A	1,826,292	94,365
Mohawk Industries, Inc. (a)	423,250	81,090
Newell Brands, Inc.	3,242,013	70,417
PulteGroup, Inc.	1,753,392	49,007
Whirlpool Corp.	430,701	53,829
		541,152
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	2,688,253	5,410,674
Expedia, Inc.	806,776	105,284
Netflix, Inc. (a)	2,901,546	1,066,840
The Booking Holdings, Inc. (a)	321,563	627,546
TripAdvisor, Inc. (a)(b)	715,281	38,847
		7,249,191
Leisure Products - 0.1%
Hasbro, Inc.	758,897	75,366
Mattel, Inc. (b)	2,296,288	35,432
		110,798
Media - 2.2%
CBS Corp. Class B	2,279,361	120,852
Charter Communications, Inc. Class A (a)(b)	1,236,339	383,760
Comcast Corp. Class A	30,652,585	1,133,839
Discovery Communications, Inc.:
Class A (a)(b)	1,041,656	28,989
Class C (non-vtg.) (a)	2,280,130	58,463
DISH Network Corp. Class A (a)	1,528,191	54,022
Interpublic Group of Companies, Inc.	2,573,319	60,087
News Corp.:
Class A	2,558,289	33,437
Class B	812,833	11,055
Omnicom Group, Inc. (b)	1,517,144	105,168
The Walt Disney Co.	9,923,959	1,111,682
Twenty-First Century Fox, Inc.:
Class A	7,035,599	319,416
Class B	2,931,535	131,626
Viacom, Inc. Class B (non-vtg.)	2,356,076	68,986
		3,621,382
Multiline Retail - 0.5%
Dollar General Corp.	1,696,633	182,778
Dollar Tree, Inc. (a)	1,587,137	127,780
Kohl's Corp.	1,122,969	88,838
Macy's, Inc.	2,045,004	74,745
Nordstrom, Inc.	784,038	49,277
Target Corp.	3,558,639	311,381
		834,799
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	494,153	81,056
AutoZone, Inc. (a)	177,967	136,479
Best Buy Co., Inc.	1,637,069	130,245
CarMax, Inc. (a)(b)	1,188,604	92,771
Foot Locker, Inc.	788,417	38,869
Gap, Inc.	1,448,348	43,957
Home Depot, Inc.	7,699,824	1,545,894
L Brands, Inc.	1,619,063	42,792
Lowe's Companies, Inc.	5,486,792	596,689
O'Reilly Automotive, Inc. (a)	546,756	183,393
Ross Stores, Inc.	2,527,349	242,069
Tiffany & Co., Inc.	680,025	83,405
TJX Companies, Inc.	4,185,661	460,297
Tractor Supply Co.	814,676	71,920
Ulta Beauty, Inc. (a)	381,613	99,219
		3,849,055
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc. (b)	2,405,444	42,191
Michael Kors Holdings Ltd. (a)	1,000,518	72,658
NIKE, Inc. Class B	8,561,893	703,788
PVH Corp.	514,356	73,635
Ralph Lauren Corp.	371,614	49,354
Tapestry, Inc.	1,921,165	97,384
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,241,384	25,386
Class C (non-vtg.) (a)(b)	1,257,215	23,849
VF Corp.	2,185,373	201,338
		1,289,583

TOTAL CONSUMER DISCRETIONARY		21,211,613

CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	1,748,395	91,301
Constellation Brands, Inc. Class A (sub. vtg.)	1,121,469	233,490
Molson Coors Brewing Co. Class B	1,235,153	82,434
Monster Beverage Corp. (a)	2,741,781	166,947
PepsiCo, Inc.	9,464,042	1,060,067
The Coca-Cola Co.	25,563,223	1,139,353
		2,773,592
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	2,927,638	682,520
Kroger Co.	5,425,664	170,908
Sysco Corp.	3,199,352	239,376
Walgreens Boots Alliance, Inc.	5,692,599	390,285
Walmart, Inc.	9,656,720	925,693
		2,408,782
Food Products - 1.1%
Archer Daniels Midland Co.	3,732,516	188,119
Campbell Soup Co. (b)	1,284,294	50,665
ConAgra Foods, Inc.	2,626,719	96,532
General Mills, Inc.	3,957,499	182,085
Hormel Foods Corp. (b)	1,802,646	70,574
Kellogg Co.	1,666,935	119,669
McCormick & Co., Inc. (non-vtg.)	809,567	101,099
Mondelez International, Inc.	9,845,973	420,620
The Hershey Co.	932,676	93,753
The J.M. Smucker Co.	758,265	78,389
The Kraft Heinz Co.	3,987,566	232,355
Tyson Foods, Inc. Class A	1,986,461	124,770
		1,758,630
Household Products - 1.4%
Church & Dwight Co., Inc.	1,633,367	92,416
Clorox Co.	864,456	125,329
Colgate-Palmolive Co.	5,822,680	386,684
Kimberly-Clark Corp.	2,331,746	269,410
Procter & Gamble Co.	16,784,771	1,392,297
		2,266,136
Personal Products - 0.1%
Coty, Inc. Class A	3,156,164	39,010
Estee Lauder Companies, Inc. Class A	1,495,098	209,493
		248,503
Tobacco - 0.9%
Altria Group, Inc.	12,633,291	739,300
Philip Morris International, Inc.	10,376,004	808,187
		1,547,487

TOTAL CONSUMER STAPLES		11,003,130

ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	2,779,522	91,641
Halliburton Co.	5,847,078	233,240
Helmerich & Payne, Inc.	726,779	47,655
National Oilwell Varco, Inc.	2,549,976	120,027
Schlumberger Ltd.	9,245,665	583,956
TechnipFMC PLC	2,897,044	88,736
		1,165,255
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	3,438,176	221,419
Andeavor	928,030	141,794
Apache Corp.	2,550,850	111,804
Cabot Oil & Gas Corp.	3,013,651	71,815
Chevron Corp.	12,755,504	1,511,017
Cimarex Energy Co.	636,988	53,813
Concho Resources, Inc. (a)	1,268,795	174,015
ConocoPhillips Co.	7,810,109	573,496
Devon Energy Corp.	3,493,658	149,983
EOG Resources, Inc.	3,863,858	456,824
EQT Corp.	1,683,534	85,894
Exxon Mobil Corp.	28,260,544	2,265,648
Hess Corp.	1,747,809	117,697
HollyFrontier Corp.	1,178,404	87,815
Kinder Morgan, Inc.	12,663,817	224,150
Marathon Oil Corp.	5,695,009	122,500
Marathon Petroleum Corp.	3,083,011	253,701
Newfield Exploration Co. (a)	1,333,157	36,369
Noble Energy, Inc.	3,233,610	96,103
Occidental Petroleum Corp.	5,111,463	408,253
ONEOK, Inc.	2,743,904	180,851
Phillips 66 Co.	2,801,418	331,996
Pioneer Natural Resources Co.	1,137,589	198,737
The Williams Companies, Inc.	7,913,563	234,162
Valero Energy Corp.	2,876,375	339,067
		8,448,923

TOTAL ENERGY		9,614,178

FINANCIALS - 13.8%
Banks - 6.2%
Bank of America Corp.	62,941,887	1,946,793
BB&T Corp.	5,204,789	268,879
Citigroup, Inc.	17,020,623	1,212,549
Citizens Financial Group, Inc.	3,235,517	133,174
Comerica, Inc.	1,147,641	111,872
Fifth Third Bancorp	4,575,637	134,661
Huntington Bancshares, Inc.	7,375,724	119,560
JPMorgan Chase & Co.	22,726,647	2,604,019
KeyCorp	7,086,527	149,313
M&T Bank Corp.	969,438	171,736
Peoples United Financial, Inc.	2,322,058	42,981
PNC Financial Services Group, Inc.	3,133,873	449,836
Regions Financial Corp.	7,496,941	145,890
SunTrust Banks, Inc.	3,102,688	228,234
SVB Financial Group (a)	353,597	114,123
U.S. Bancorp	10,415,142	563,563
Wells Fargo & Co.	29,273,482	1,711,913
Zions Bancorporation	1,315,728	70,115
		10,179,211
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	362,549	52,965
Ameriprise Financial, Inc.	965,282	137,031
Bank of New York Mellon Corp.	6,746,191	351,814
BlackRock, Inc. Class A	823,225	394,374
Brighthouse Financial, Inc. (a)	799,476	33,186
Cboe Global Markets, Inc.	750,863	75,687
Charles Schwab Corp.	8,015,084	407,086
CME Group, Inc.	2,272,881	397,140
E*TRADE Financial Corp. (a)	1,761,582	103,687
Franklin Resources, Inc.	2,127,452	67,525
Goldman Sachs Group, Inc.	2,344,754	557,606
IntercontinentalExchange, Inc.	3,866,306	294,729
Invesco Ltd.	2,741,815	66,078
Moody's Corp.	1,114,399	198,385
Morgan Stanley	9,098,599	444,285
MSCI, Inc.	594,229	107,116
Northern Trust Corp.	1,411,690	151,700
Raymond James Financial, Inc.	866,520	80,621
S&P Global, Inc.	1,677,411	347,308
State Street Corp.	2,439,074	211,980
T. Rowe Price Group, Inc.	1,616,246	187,307
The NASDAQ OMX Group, Inc.	780,141	74,457
		4,742,067
Consumer Finance - 0.7%
American Express Co.	4,766,571	505,161
Capital One Financial Corp.	3,246,911	321,736
Discover Financial Services	2,329,397	181,972
Synchrony Financial	4,735,673	149,979
		1,158,848
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	12,847,382	2,681,506
Jefferies Financial Group, Inc.	2,023,813	46,993
		2,728,499
Insurance - 2.3%
AFLAC, Inc.	5,167,511	238,946
Allstate Corp.	2,346,164	235,954
American International Group, Inc.	5,991,971	318,593
Aon PLC	1,632,107	237,569
Arthur J. Gallagher & Co.	1,216,660	87,770
Assurant, Inc.	353,741	36,372
Chubb Ltd.	3,109,195	420,488
Cincinnati Financial Corp.	997,053	76,444
Everest Re Group Ltd.	273,539	61,005
Hartford Financial Services Group, Inc.	2,390,553	120,412
Lincoln National Corp.	1,459,853	95,737
Loews Corp.	1,747,791	87,931
Marsh & McLennan Companies, Inc.	3,386,746	286,620
MetLife, Inc.	6,785,272	311,376
Principal Financial Group, Inc.	1,777,795	98,117
Progressive Corp.	3,887,318	262,511
Prudential Financial, Inc.	2,803,471	275,441
The Travelers Companies, Inc.	1,803,973	237,403
Torchmark Corp.	704,926	61,977
Unum Group	1,476,462	54,452
Willis Group Holdings PLC	880,022	129,601
XL Group Ltd.	1,724,049	98,943
		3,833,662

TOTAL FINANCIALS		22,642,287

HEALTH CARE - 14.6%
Biotechnology - 2.6%
AbbVie, Inc.	10,115,716	970,906
Alexion Pharmaceuticals, Inc. (a)	1,485,177	181,548
Amgen, Inc.	4,445,502	888,256
Biogen, Inc. (a)	1,408,464	497,878
Celgene Corp. (a)	4,718,100	445,625
Gilead Sciences, Inc.	8,679,150	657,272
Incyte Corp. (a)	1,174,348	86,796
Regeneron Pharmaceuticals, Inc. (a)	516,264	209,990
Vertex Pharmaceuticals, Inc. (a)	1,700,972	313,659
		4,251,930
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	11,702,406	782,189
Abiomed, Inc. (a)	282,044	114,673
Align Technology, Inc. (a)	481,495	186,093
Baxter International, Inc.	3,288,384	244,557
Becton, Dickinson & Co.	1,783,555	467,060
Boston Scientific Corp. (a)	9,210,141	327,513
Danaher Corp.	4,103,375	424,863
Dentsply Sirona, Inc.	1,518,140	60,604
Edwards Lifesciences Corp. (a)	1,406,936	202,936
Hologic, Inc. (a)	1,822,331	72,456
IDEXX Laboratories, Inc. (a)	579,804	147,293
Intuitive Surgical, Inc. (a)	756,237	423,493
Medtronic PLC	9,039,310	871,480
ResMed, Inc.	952,767	106,148
Stryker Corp.	2,145,264	363,472
The Cooper Companies, Inc.	327,218	83,696
Varian Medical Systems, Inc. (a)	610,789	68,421
Zimmer Biomet Holdings, Inc.	1,356,820	167,744
		5,114,691
Health Care Providers & Services - 3.3%
Aetna, Inc.	2,183,370	437,264
AmerisourceBergen Corp.	1,085,710	97,681
Anthem, Inc.	1,703,436	450,951
Cardinal Health, Inc.	2,073,800	108,232
Centene Corp. (a)	1,369,556	200,613
Cigna Corp.	1,623,797	305,826
CVS Health Corp.	6,786,041	510,582
DaVita HealthCare Partners, Inc. (a)	931,820	64,566
Envision Healthcare Corp. (a)	808,521	36,675
Express Scripts Holding Co. (a)	3,749,449	330,027
HCA Holdings, Inc.	1,865,239	250,147
Henry Schein, Inc. (a)(b)	1,028,107	79,863
Humana, Inc.	919,016	306,271
Laboratory Corp. of America Holdings (a)	682,845	118,043
McKesson Corp.	1,348,677	173,642
Quest Diagnostics, Inc.	906,568	99,704
UnitedHealth Group, Inc.	6,414,481	1,722,032
Universal Health Services, Inc. Class B	581,713	75,716
		5,367,835
Health Care Technology - 0.1%
Cerner Corp. (a)	2,104,093	136,997
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,135,658	144,242
Illumina, Inc. (a)	981,215	348,165
Mettler-Toledo International, Inc. (a)	169,495	99,063
PerkinElmer, Inc.	738,474	68,257
Quintiles Transnational Holdings, Inc. (a)	1,080,347	137,301
Thermo Fisher Scientific, Inc.	2,685,477	642,098
Waters Corp. (a)	522,936	99,086
		1,538,212
Pharmaceuticals - 4.6%
Allergan PLC	2,263,228	433,883
Bristol-Myers Squibb Co.	10,910,426	660,626
Eli Lilly & Co.	6,375,749	673,598
Johnson & Johnson	17,903,161	2,411,377
Merck & Co., Inc.	17,957,592	1,231,711
Mylan NV (a)	3,440,726	134,636
Nektar Therapeutics (a)(b)	1,075,451	71,507
Perrigo Co. PLC	859,528	65,762
Pfizer, Inc.	39,045,475	1,621,168
Zoetis, Inc. Class A	3,229,764	292,617
		7,596,885

TOTAL HEALTH CARE		24,006,550

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.6%
Arconic, Inc.	2,836,126	63,472
General Dynamics Corp.	1,843,887	356,608
Harris Corp.	792,508	128,790
Huntington Ingalls Industries, Inc.	297,035	72,616
L3 Technologies, Inc.	523,843	111,956
Lockheed Martin Corp.	1,658,120	531,278
Northrop Grumman Corp.	1,164,001	347,443
Raytheon Co.	1,917,374	382,401
Rockwell Collins, Inc.	1,096,229	149,032
Textron, Inc.	1,709,035	117,975
The Boeing Co.	3,655,366	1,253,023
TransDigm Group, Inc. (b)	325,469	113,914
United Technologies Corp.	4,966,514	654,090
		4,282,598
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	929,411	89,298
Expeditors International of Washington, Inc.	1,165,977	85,443
FedEx Corp.	1,640,950	400,310
United Parcel Service, Inc. Class B	4,602,766	565,588
		1,140,639
Airlines - 0.5%
Alaska Air Group, Inc.	822,746	55,527
American Airlines Group, Inc.	2,781,150	112,581
Delta Air Lines, Inc.	4,307,726	251,916
Southwest Airlines Co.	3,560,533	218,261
United Continental Holdings, Inc. (a)	1,573,116	137,522
		775,807
Building Products - 0.3%
A.O. Smith Corp.	968,378	56,243
Allegion PLC	633,844	55,284
Fortune Brands Home & Security, Inc.	974,025	51,604
Johnson Controls International PLC	6,182,346	233,507
Masco Corp.	2,072,504	78,693
		475,331
Commercial Services & Supplies - 0.3%
Cintas Corp.	577,008	123,116
Copart, Inc. (a)	1,348,881	86,747
Republic Services, Inc.	1,488,454	109,193
Stericycle, Inc. (a)	571,221	35,239
Waste Management, Inc.	2,655,207	241,358
		595,653
Construction & Engineering - 0.1%
Fluor Corp.	938,408	53,874
Jacobs Engineering Group, Inc.	804,485	58,478
Quanta Services, Inc. (a)	998,632	34,543
		146,895
Electrical Equipment - 0.6%
AMETEK, Inc.	1,545,773	118,963
Eaton Corp. PLC	2,918,946	242,681
Emerson Electric Co.	4,205,805	322,711
Fortive Corp.	2,047,424	171,943
Rockwell Automation, Inc.	838,238	151,688
		1,007,986
Industrial Conglomerates - 1.6%
3M Co.	3,962,854	835,845
General Electric Co.	57,974,020	750,184
Honeywell International, Inc.	4,985,707	793,027
Roper Technologies, Inc.	688,586	205,453
		2,584,509
Machinery - 1.4%
Caterpillar, Inc.	3,990,974	554,147
Cummins, Inc.	1,033,856	146,601
Deere & Co.	2,164,580	311,267
Dover Corp.	1,032,464	88,658
Flowserve Corp.	873,307	45,517
Illinois Tool Works, Inc.	2,035,097	282,634
Ingersoll-Rand PLC	1,655,149	167,650
PACCAR, Inc.	2,348,322	160,672
Parker Hannifin Corp.	887,492	155,844
Pentair PLC	1,083,549	47,113
Snap-On, Inc.	377,769	66,782
Stanley Black & Decker, Inc.	1,030,007	144,747
Xylem, Inc.	1,200,961	91,165
		2,262,797
Professional Services - 0.3%
Equifax, Inc.	802,886	107,563
IHS Markit Ltd. (a)	2,376,981	130,734
Nielsen Holdings PLC	2,235,110	58,113
Robert Half International, Inc.	824,774	64,481
Verisk Analytics, Inc. (a)	1,036,906	123,485
		484,376
Road & Rail - 1.0%
CSX Corp.	5,842,927	433,311
J.B. Hunt Transport Services, Inc.	571,438	69,001
Kansas City Southern	684,854	79,416
Norfolk Southern Corp.	1,885,949	327,853
Union Pacific Corp.	5,176,936	779,750
		1,689,331
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,920,028	112,053
United Rentals, Inc. (a)	558,004	86,976
W.W. Grainger, Inc.	340,256	120,474
		319,503

TOTAL INDUSTRIALS		15,765,425

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	317,793	95,014
Cisco Systems, Inc.	31,391,407	1,499,568
F5 Networks, Inc. (a)	407,940	77,150
Juniper Networks, Inc.	2,330,565	66,258
Motorola Solutions, Inc.	1,082,238	138,916
		1,876,906
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	2,012,065	190,301
Corning, Inc.	5,542,521	185,730
FLIR Systems, Inc.	915,894	57,463
IPG Photonics Corp. (a)	250,883	44,025
TE Connectivity Ltd.	2,337,154	214,270
		691,789
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	1,138,943	85,580
Alphabet, Inc.:
Class A (a)	1,993,509	2,455,604
Class C (a)	2,026,429	2,468,576
eBay, Inc. (a)	6,170,301	213,554
Facebook, Inc. Class A (a)	16,010,527	2,813,530
Twitter, Inc. (a)	4,370,879	153,768
VeriSign, Inc. (a)	640,835	101,643
		8,292,255
IT Services - 4.6%
Accenture PLC Class A	4,292,560	725,743
Alliance Data Systems Corp.	321,718	76,755
Automatic Data Processing, Inc.	2,940,454	431,512
Broadridge Financial Solutions, Inc.	787,109	106,370
Cognizant Technology Solutions Corp. Class A	3,910,835	306,727
DXC Technology Co.	1,900,968	173,159
Fidelity National Information Services, Inc.	2,209,496	239,001
Fiserv, Inc. (a)	2,732,965	218,829
FleetCor Technologies, Inc. (a)	598,327	127,886
Gartner, Inc. (a)(b)	609,022	91,207
Global Payments, Inc.	1,064,951	132,672
IBM Corp.	5,698,456	834,710
MasterCard, Inc. Class A	6,120,067	1,319,242
Paychex, Inc.	2,134,340	156,340
PayPal Holdings, Inc. (a)	7,450,181	687,875
The Western Union Co.	3,075,327	58,185
Total System Services, Inc.	1,107,362	107,569
Visa, Inc. Class A	11,922,520	1,751,299
		7,545,081
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	5,499,759	138,429
Analog Devices, Inc.	2,475,712	244,724
Applied Materials, Inc.	6,728,649	289,466
Broadcom, Inc.	2,679,739	586,943
Intel Corp.	31,105,172	1,506,423
KLA-Tencor Corp.	1,040,434	120,909
Lam Research Corp.	1,094,990	189,532
Microchip Technology, Inc. (b)	1,568,856	134,969
Micron Technology, Inc. (a)	7,741,348	406,576
NVIDIA Corp.	4,051,682	1,137,226
Qorvo, Inc. (a)	844,319	67,622
Qualcomm, Inc.	9,896,397	679,981
Skyworks Solutions, Inc.	1,215,336	110,960
Texas Instruments, Inc.	6,534,207	734,445
Xilinx, Inc.	1,691,454	131,646
		6,479,851
Software - 6.3%
Activision Blizzard, Inc.	5,080,989	366,339
Adobe Systems, Inc. (a)	3,287,203	866,211
ANSYS, Inc. (a)	560,808	104,299
Autodesk, Inc. (a)	1,462,537	225,743
CA Technologies, Inc.	2,085,666	91,352
Cadence Design Systems, Inc. (a)	1,881,703	88,515
Citrix Systems, Inc. (a)	859,390	97,988
Electronic Arts, Inc. (a)	2,048,090	232,274
Intuit, Inc.	1,627,071	357,093
Microsoft Corp.	51,284,806	5,760,822
Oracle Corp.	19,891,881	966,348
Red Hat, Inc. (a)	1,185,955	175,201
Salesforce.com, Inc. (a)	4,708,055	718,826
Symantec Corp.	4,148,730	83,638
Synopsys, Inc. (a)	994,640	101,593
Take-Two Interactive Software, Inc. (a)	763,477	101,970
		10,338,212
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	32,808,199	7,468,127
Hewlett Packard Enterprise Co.	10,192,618	168,484
HP, Inc.	10,956,058	270,067
NetApp, Inc.	1,788,368	155,248
Seagate Technology LLC	1,916,117	102,589
Western Digital Corp.	1,997,420	126,317
Xerox Corp.	1,427,970	39,783
		8,330,615

TOTAL INFORMATION TECHNOLOGY		43,554,709

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,463,105	243,300
Albemarle Corp. U.S. (b)	739,334	70,621
CF Industries Holdings, Inc.	1,557,661	80,920
DowDuPont, Inc.	15,491,091	1,086,390
Eastman Chemical Co.	952,905	92,460
Ecolab, Inc.	1,733,267	260,822
FMC Corp.	897,871	76,723
International Flavors & Fragrances, Inc.	526,880	68,647
LyondellBasell Industries NV Class A	2,145,967	242,022
PPG Industries, Inc.	1,664,213	183,962
Praxair, Inc.	1,918,169	303,435
Sherwin-Williams Co.	549,482	250,333
The Mosaic Co.	2,341,095	73,206
		3,032,841
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	420,194	83,501
Vulcan Materials Co.	882,327	97,762
		181,263
Containers & Packaging - 0.3%
Avery Dennison Corp.	587,600	61,804
Ball Corp.	2,331,153	97,629
International Paper Co.	2,764,028	141,352
Packaging Corp. of America	629,759	69,223
Sealed Air Corp.	1,075,725	43,147
WestRock Co.	1,711,800	94,286
		507,441
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	8,993,657	126,361
Newmont Mining Corp.	3,560,983	110,497
Nucor Corp.	2,123,276	132,705
		369,563

TOTAL MATERIALS		4,091,108

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	687,405	88,228
American Tower Corp.	2,948,049	439,613
Apartment Investment & Management Co. Class A	1,050,301	46,003
AvalonBay Communities, Inc.	922,536	169,092
Boston Properties, Inc.	1,030,368	134,412
Crown Castle International Corp.	2,768,915	315,739
Digital Realty Trust, Inc.	1,374,722	170,850
Duke Realty Corp.	2,383,151	67,896
Equinix, Inc.	530,377	231,313
Equity Residential (SBI)	2,457,803	166,516
Essex Property Trust, Inc.	440,852	108,573
Extra Space Storage, Inc.	841,768	77,619
Federal Realty Investment Trust (SBI)	488,743	63,835
HCP, Inc.	3,135,848	84,762
Host Hotels & Resorts, Inc.	4,948,374	106,538
Iron Mountain, Inc.	1,878,573	67,816
Kimco Realty Corp.	2,836,158	48,527
Mid-America Apartment Communities, Inc.	759,545	78,658
Prologis, Inc.	4,200,531	282,192
Public Storage	1,000,151	212,612
Realty Income Corp.	1,898,262	111,181
Regency Centers Corp.	983,796	64,960
SBA Communications Corp. Class A (a)	768,859	119,350
Simon Property Group, Inc.	2,067,160	378,352
SL Green Realty Corp.	590,218	61,619
The Macerich Co.	724,657	42,566
UDR, Inc.	1,786,212	71,395
Ventas, Inc.	2,378,357	142,392
Vornado Realty Trust	1,155,122	88,944
Welltower, Inc.	2,482,953	165,638
Weyerhaeuser Co.	5,053,015	175,390
		4,382,581
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	2,018,288	98,513

TOTAL REAL ESTATE		4,481,094

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	48,470,984	1,548,163
CenturyLink, Inc.	6,553,114	139,975
Verizon Communications, Inc.	27,580,122	1,499,531
		3,187,669
UTILITIES - 2.8%
Electric Utilities - 1.8%
Alliant Energy Corp.	1,545,124	66,193
American Electric Power Co., Inc.	3,287,556	235,816
Duke Energy Corp.	4,679,173	380,136
Edison International	2,174,765	142,947
Entergy Corp.	1,206,986	100,892
Evergy, Inc.	1,810,355	103,281
Eversource Energy	2,115,191	132,051
Exelon Corp.	6,443,858	281,661
FirstEnergy Corp.	2,992,333	111,853
NextEra Energy, Inc.	3,146,803	535,271
PG&E Corp.	3,447,121	159,188
Pinnacle West Capital Corp.	747,144	58,688
PPL Corp.	4,666,150	138,771
Southern Co.	6,752,525	295,626
Xcel Energy, Inc.	3,396,585	163,206
		2,905,580
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,996,749	70,665
The AES Corp.	4,414,798	59,423
		130,088
Multi-Utilities - 0.9%
Ameren Corp.	1,626,374	102,836
CenterPoint Energy, Inc.	2,880,051	80,037
CMS Energy Corp.	1,885,840	92,859
Consolidated Edison, Inc.	2,074,102	163,709
Dominion Resources, Inc.	4,355,740	308,256
DTE Energy Co.	1,211,388	134,634
NiSource, Inc.	2,251,894	60,959
Public Service Enterprise Group, Inc.	3,372,288	176,539
SCANA Corp.	952,032	36,501
Sempra Energy (b)	1,763,103	204,661
WEC Energy Group, Inc.	2,106,202	142,337
		1,503,328
Water Utilities - 0.0%
American Water Works Co., Inc.	1,188,458	104,026

TOTAL UTILITIES		4,643,022

TOTAL COMMON STOCKS
(Cost $87,707,818)		164,200,785
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $14,894)	15,000	14,893
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.97% (d)	156,490,483	$156,522
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	764,457,982	764,534
TOTAL MONEY MARKET FUNDS
(Cost $921,039)		921,056
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $88,643,751)		165,136,734
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(464,871)
NET ASSETS - 100%		$164,671,863

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,215	Sept. 2018	$466,513	$11,219	$11,219

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,893,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,732
Fidelity Securities Lending Cash Central Fund	949
Total	$3,681

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$21,211,613	$21,211,613	$--	$--
Consumer Staples	11,003,130	11,003,130	--	--
Energy	9,614,178	9,614,178	--	--
Financials	22,642,287	22,642,287	--	--
Health Care	24,006,550	24,006,550	--	--
Industrials	15,765,425	15,765,425	--	--
Information Technology	43,554,709	43,554,709	--	--
Materials	4,091,108	4,091,108	--	--
Real Estate	4,481,094	4,481,094	--	--
Telecommunication Services	3,187,669	3,187,669	--	--
Utilities	4,643,022	4,643,022	--	--
U.S. Government and Government Agency Obligations	14,893	--	14,893	--
Money Market Funds	921,056	921,056	--	--
Total Investments in Securities:	$165,136,734	$165,121,841	$14,893	$--
Derivative Instruments:
Assets
Futures Contracts	$11,219	$11,219	$--	$--
Total Assets	$11,219	$11,219	$--	$--
Total Derivative Instruments:	$11,219	$11,219	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$11,219	$0
Total Equity Risk	11,219	0
Total Value of Derivatives	$11,219	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $750,847) — See accompanying schedule: Unaffiliated issuers (cost $87,722,712)	$164,215,678
Fidelity Central Funds (cost $921,039)	921,056
Total Investment in Securities (cost $88,643,751)		$165,136,734
Segregated cash with brokers for derivative instruments		1,946
Cash		264
Receivable for investments sold		466,062
Receivable for fund shares sold		234,358
Dividends receivable		305,471
Distributions receivable from Fidelity Central Funds		314
Receivable for daily variation margin on futures contracts		2
Other receivables		3,568
Total assets		166,148,719
Liabilities
Payable for investments purchased	$50,043
Payable for fund shares redeemed	656,885
Accrued management fee	2,022
Other payables and accrued expenses	3,543
Collateral on securities loaned	764,363
Total liabilities		1,476,856
Net Assets		$164,671,863
Net Assets consist of:
Paid in capital		$87,310,136
Undistributed net investment income		544,391
Accumulated undistributed net realized gain (loss) on investments		313,134
Net unrealized appreciation (depreciation) on investments		76,504,202
Net Assets		$164,671,863
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,884,526 ÷ 38,203 shares)		$101.68
Premium Class:
Net Asset Value, offering price and redemption price per share ($82,816,711 ÷ 814,327 shares)		$101.70
Institutional Class:
Net Asset Value, offering price and redemption price per share ($36,462,914 ÷ 358,525 shares)		$101.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($41,507,712 ÷ 408,140 shares)		$101.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$1,460,826
Interest		140
Income from Fidelity Central Funds		3,681
Total income		1,464,647
Expenses
Management fee	$11,447
Transfer agent fees	9,786
Independent trustees' fees and expenses	377
Legal	29
Commitment fees	203
Total expenses before reductions	21,842
Expense reductions	(8)
Total expenses after reductions		21,834
Net investment income (loss)		1,442,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	685,106
Redemptions in-kind with affiliated entities	176,347
Fidelity Central Funds	26
Futures contracts	39,986
Total net realized gain (loss)		901,465
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,756,644
Fidelity Central Funds	(28)
Futures contracts	(9,440)
Total change in net unrealized appreciation (depreciation)		9,747,176
Net gain (loss)		10,648,641
Net increase (decrease) in net assets resulting from operations		$12,091,454

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,442,813	$2,476,977
Net realized gain (loss)	901,465	1,319,749
Change in net unrealized appreciation (depreciation)	9,747,176	16,399,139
Net increase (decrease) in net assets resulting from operations	12,091,454	20,195,865
Distributions to shareholders from net investment income	(1,338,756)	(2,396,654)
Distributions to shareholders from net realized gain	(136,220)	(218,567)
Total distributions	(1,474,976)	(2,615,221)
Share transactions - net increase (decrease)	6,535,174	13,154,359
Total increase (decrease) in net assets	17,151,652	30,735,003
Net Assets
Beginning of period	147,520,211	116,785,208
End of period	$164,671,863	$147,520,211
Other Information
Undistributed net investment income end of period	$544,391	$440,334

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.13	$82.98	$68.13	$74.71	$66.10	$53.81
Income from Investment Operations
Net investment income (loss)B	.88	1.66	1.54	1.45	1.44	1.19
Net realized and unrealized gain (loss)	6.57	12.27	15.23	(6.05)	8.64	12.26
Total from investment operations	7.45	13.93	16.77	(4.60)	10.08	13.45
Distributions from net investment income	(.82)	(1.62)	(1.52)	(1.52)	(1.31)	(1.16)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.90)C	(1.78)D	(1.92)	(1.98)	(1.47)	(1.16)
Net asset value, end of period	$101.68	$95.13	$82.98	$68.13	$74.71	$66.10
Total ReturnE,F	7.92%	16.99%	24.88%	(6.26)%	15.40%	25.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%I	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%I	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.84%I	1.88%	2.04%	2.02%	2.06%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$3,885	$3,887	$3,823	$7,635	$7,315	$5,751
Portfolio turnover rateJ	3%I,K	4%K	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.816 and distributions from net realized gain of $.087 per share.

 D Total distributions of $1.78 per share is comprised of distributions from net investment income of $1.624 and distributions from net realized gain of $.153 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$82.99	$68.15	$74.72	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	.91	1.71	1.58	1.48	1.48	1.22
Net realized and unrealized gain (loss)	6.57	12.27	15.21	(6.04)	8.63	12.26
Total from investment operations	7.48	13.98	16.79	(4.56)	10.11	13.48
Distributions from net investment income	(.84)	(1.67)	(1.55)	(1.55)	(1.34)	(1.19)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.93)	(1.82)	(1.95)	(2.01)	(1.50)	(1.19)
Net asset value, end of period	$101.70	$95.15	$82.99	$68.15	$74.72	$66.11
Total ReturnC,D	7.95%	17.06%	24.91%	(6.21)%	15.45%	25.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%G	.04%	.05%	.05%	.05%	.05%
Expenses net of all reductions	.03%G	.04%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.88%G	1.94%	2.08%	2.06%	2.11%	2.02%
Supplemental Data
Net assets, end of period (in millions)	$82,817	$76,947	$66,051	$49,215	$49,784	$38,736
Portfolio turnover rateH	3%G,I	4%I	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.16	$83.00	$68.15	$74.73	$66.11	$53.82
Income from Investment Operations
Net investment income (loss)B	.91	1.71	1.59	1.49	1.48	1.22
Net realized and unrealized gain (loss)	6.56	12.28	15.22	(6.05)	8.64	12.26
Total from investment operations	7.47	13.99	16.81	(4.56)	10.12	13.48
Distributions from net investment income	(.85)	(1.67)	(1.56)	(1.56)	(1.35)	(1.19)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.93)C	(1.83)D	(1.96)	(2.02)	(1.50)E	(1.19)
Net asset value, end of period	$101.70	$95.16	$83.00	$68.15	$74.73	$66.11
Total ReturnF,G	7.94%	17.07%	24.94%	(6.21)%	15.47%	25.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	.03%J	.03%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%J	.03%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%J	.03%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.89%J	1.94%	2.09%	2.07%	2.12%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$36,463	$34,461	$32,087	$23,860	$25,621	$22,636
Portfolio turnover rateK	3%J,L	4%L	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.845 and distributions from net realized gain of $.087 per share.

 D Total distributions of $1.83 per share is comprised of distributions from net investment income of $1.673 and distributions from net realized gain of $.153 per share.

 E Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity 500 Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$95.15	$83.00	$68.15	$74.73	$66.11	$53.83
Income from Investment Operations
Net investment income (loss)B	.91	1.74	1.61	1.50	1.50	1.24
Net realized and unrealized gain (loss)	6.58	12.25	15.21	(6.05)	8.64	12.24
Total from investment operations	7.49	13.99	16.82	(4.55)	10.14	13.48
Distributions from net investment income	(.85)	(1.69)	(1.58)	(1.57)	(1.36)	(1.20)
Distributions from net realized gain	(.09)	(.15)	(.40)	(.46)	(.16)	–
Total distributions	(.94)	(1.84)	(1.97)C	(2.03)	(1.52)	(1.20)
Net asset value, end of period	$101.70	$95.15	$83.00	$68.15	$74.73	$66.11
Total ReturnD,E	7.96%	17.08%	24.97%	(6.19)%	15.50%	25.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.02%H	.02%	.02%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%H	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%H	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.90%H	1.96%	2.11%	2.09%	2.14%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$41,508	$32,225	$14,824	$6,722	$6,217	$3,506
Portfolio turnover rateI	3%H,J	4%J	5%	5%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $3,542 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$79,878,279
Gross unrealized depreciation	(4,012,026)
Net unrealized appreciation (depreciation)	$75,866,253
Tax cost	$89,281,700

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $10,239,318 and $2,354,676, respectively.

Redemptions In-Kind. During the period, 4,681 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $476,075. The net realized gain of $358,360 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Exchanges In-Kind. Investments and cash received in-kind through subscriptions totaled $44,133 in exchange for 473 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 18,388 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $1,534,318. The Fund had a net realized gain of $1,107,402 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $605,912 in exchange for 6,640 shares of the Fund. The amount of in-kind exchanges is included in shares transactions in the accompanying Notes to Financials. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed .015% of each class' average net assets on an annual basis with certain exceptions.

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .09%, .035%, .030% and .015% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, Institutional Class and Institutional Premium Class pay no transfer agent fees. Prior to August 1, 2018, Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .075%, .02% and .015% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$1,186.062
Premium Class	6,458.017
Institutional Class	2,142.012
	$9,786

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 2,548 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $236,624. The net realized gain of $176,347 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $203 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $949. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expense by $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Investor Class	$32,311	$71,890
Premium Class	684,386	1,329,438
Institutional Class	303,334	638,829
Institutional Premium Class	318,725	356,497
Total	$1,338,756	$2,396,654
From net realized gain
Investor Class	$3,521	$6,999
Premium Class	70,474	122,417
Institutional Class	31,561	58,190
Institutional Premium Class	30,664	30,961
Total	$136,220	$218,567

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Investor Class
Shares sold	7,669	27,506	$735,748	$2,422,971
Reinvestment of distributions	354	837	33,089	72,968
Shares redeemed	(10,683)	(33,550)	(1,027,493)	(2,964,308)
Net increase (decrease)	(2,660)	(5,207)	$(258,656)	$(468,369)
Premium Class
Shares sold	69,559	175,324	$6,676,719	$15,578,782
Reinvestment of distributions	7,515	15,466	702,793	1,350,249
Shares redeemed	(71,421)	(177,971)(a)	(6,871,805)	(15,733,233)(a)
Net increase (decrease)	5,653	12,819	$507,707	$1,195,798
Institutional Class
Shares sold	53,683(b)	127,928(c)	$5,154,646(b)	$11,322,826(c)
Reinvestment of distributions	3,490	7,812	326,314	681,273
Shares redeemed	(60,800)(d)	(160,189)(a)	(5,812,847)(d)	(14,275,460)(a)
Net increase (decrease)	(3,627)	(24,449)	$(331,887)	$(2,271,361)
Institutional Premium Class
Shares sold	98,939	209,698(c)	$9,490,311	$19,094,587(c)
Reinvestment of distributions	3,684	4,399	344,974	386,209
Shares redeemed	(33,147)(d)	(54,039)	(3,217,275)(d)	(4,782,505)
Net increase (decrease)	69,476	160,058	$6,618,010	$14,698,291

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind exchanges (see the Exchanges In-Kind note for additional details).

 (c) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchange In-Kind note for additional details).

 (d) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Investor Class	.08%
Actual		$1,000.00	$1,079.20	$.42**
Hypothetical-C		$1,000.00	$1,024.80	$.41**
Premium Class	.03%
Actual		$1,000.00	$1,079.50	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Class	.03%
Actual		$1,000.00	$1,079.40	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,079.60	$.10
Hypothetical-C		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective August 1, 2018, had been in effect for the entire current period, the restated annualized expense ratio would have been .02% and the expenses paid in the actual and hypothetical examples above would have been $.10 and $.10, respectively.

Board Approval of Investment Advisory Contracts

Fidelity 500 Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management.

The Board considered that the contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, were being set at 0.015% for all classes.

The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

UEI-SANN-1018
1.536672.121

Fidelity® Total Market Index Fund Class F Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	3.7
Microsoft Corp.	2.9
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.4
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class C	1.3
Alphabet, Inc. Class A	1.2
Johnson & Johnson	1.2
Exxon Mobil Corp.	1.1
18.2

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	25.3
Health Care	14.2
Financials	14.2
Consumer Discretionary	13.1
Industrials	10.3
Consumer Staples	6.0
Energy	5.6
Real Estate	3.6
Materials	2.9
Utilities	2.8

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Adient PLC (a)	181,691	$7,865,403
American Axle & Manufacturing Holdings, Inc. (b)	188,109	3,331,410
Aptiv PLC	510,121	44,895,749
Autoliv, Inc. (a)	165,669	14,759,451
BorgWarner, Inc.	386,356	16,910,802
CDTi Advanced Materials, Inc. (a)(b)	8,475	3,221
Cooper Tire & Rubber Co. (a)	104,300	3,009,055
Cooper-Standard Holding, Inc. (b)	32,523	4,502,159
Dana Holding Corp.	270,404	5,291,806
Delphi Technologies PLC	171,828	6,053,500
Dorman Products, Inc. (a)(b)	61,275	4,962,050
Fox Factory Holding Corp. (b)	77,770	5,136,709
Gentex Corp.	532,304	12,445,268
Gentherm, Inc. (b)	78,354	3,855,017
Hertz Global Holdings, Inc. (a)(b)	158,981	2,799,655
Horizon Global Corp. (a)(b)	41,718	323,732
LCI Industries	49,871	4,635,509
Lear Corp.	125,595	20,371,509
Modine Manufacturing Co. (b)	92,466	1,558,052
Motorcar Parts of America, Inc. (a)(b)	32,435	860,825
Shiloh Industries, Inc. (b)	23,634	212,233
Standard Motor Products, Inc.	42,212	2,143,103
Stoneridge, Inc. (b)	60,173	1,800,978
Strattec Security Corp.	4,334	148,656
Superior Industries International, Inc.	39,790	863,443
Sypris Solutions, Inc. (b)	16,848	26,957
Tenneco, Inc.	96,642	4,135,311
The Goodyear Tire & Rubber Co.	462,748	10,499,752
Tower International, Inc.	37,453	1,265,911
UQM Technologies, Inc. (a)(b)	38,648	46,378
Veoneer, Inc. (a)(b)	173,291	8,654,153
Visteon Corp. (b)	57,388	6,335,061
VOXX International Corp. (b)	39,260	212,004
Workhorse Group, Inc. (a)(b)	43,808	44,684
		199,959,506
Automobiles - 0.5%
Ford Motor Co.	7,565,984	71,725,528
General Motors Co.	2,461,659	88,742,807
Harley-Davidson, Inc.	318,145	13,559,340
REV Group, Inc. (a)	55,706	947,559
Tesla, Inc. (a)(b)	259,511	78,284,088
Thor Industries, Inc.	95,137	9,079,875
Winnebago Industries, Inc.	53,916	1,992,196
		264,331,393
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	3,278,929
Educational Development Corp.	5,732	68,784
Genuine Parts Co.	285,754	28,532,537
LKQ Corp. (b)	602,544	20,799,819
Pool Corp.	79,418	13,045,201
Weyco Group, Inc.	6,395	226,831
		65,952,101
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	121,167	5,797,841
American Public Education, Inc. (b)	34,036	1,182,751
Ascent Capital Group, Inc. (b)	16,905	34,655
Bridgepoint Education, Inc. (b)	52,176	613,590
Bright Horizons Family Solutions, Inc. (b)	115,034	13,738,511
Cambium Learning Group, Inc. (b)	26,588	355,747
Career Education Corp. (b)	119,651	1,908,433
Carriage Services, Inc.	24,048	547,573
Chegg, Inc. (a)(b)	166,149	5,379,905
Collectors Universe, Inc.	6,416	95,791
Graham Holdings Co.	8,988	5,057,098
Grand Canyon Education, Inc. (b)	92,016	10,962,786
H&R Block, Inc.	401,847	10,873,980
Houghton Mifflin Harcourt Co. (b)	207,270	1,336,892
K12, Inc. (b)	75,246	1,246,074
Laureate Education, Inc. Class A (b)	118,560	1,893,403
Lincoln Educational Services Corp. (b)	15,671	34,476
National American University Holdings, Inc.	5,378	4,733
Regis Corp. (b)	65,150	1,393,559
Service Corp. International	355,312	14,908,892
ServiceMaster Global Holdings, Inc. (b)	263,570	15,885,364
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,718,477
Strategic Education, Inc.	40,901	5,675,832
Universal Technical Institute, Inc. (b)	29,419	80,020
Weight Watchers International, Inc. (a)(b)	70,718	5,296,778
Xpresspa Group, Inc. (b)	9,862	1,702
		108,024,863
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	479,975	19,717,373
Belmond Ltd. Class A (b)	165,347	2,769,562
BFC Financial Corp. Class A	157,194	1,167,951
Biglari Holdings, Inc. (b)	247	236,656
Biglari Holdings, Inc. (b)	2,475	488,936
BJ's Restaurants, Inc.	35,904	2,717,933
Bloomin' Brands, Inc.	181,456	3,502,101
Bojangles', Inc. (a)(b)	34,765	507,569
Boyd Gaming Corp.	160,056	5,829,240
Brinker International, Inc.	86,305	3,821,585
Caesars Entertainment Corp. (a)(b)	273,134	2,785,967
Carnival Corp.	783,753	48,192,972
Carrols Restaurant Group, Inc. (b)	61,598	973,248
Century Casinos, Inc. (b)	44,390	355,120
Chipotle Mexican Grill, Inc. (b)	47,391	22,519,255
Choice Hotels International, Inc.	75,738	5,911,351
Churchill Downs, Inc.	21,746	6,145,420
Chuy's Holdings, Inc. (a)(b)	33,149	959,664
Cracker Barrel Old Country Store, Inc. (a)	45,340	6,759,741
Darden Restaurants, Inc.	238,981	27,731,355
Dave & Buster's Entertainment, Inc. (b)	73,713	4,287,885
Del Frisco's Restaurant Group, Inc. (b)	76,669	724,522
Del Taco Restaurants, Inc. (b)	75,328	973,991
Denny's Corp. (b)	128,799	1,941,001
Dine Brands Global, Inc. (a)	36,646	3,057,009
Domino's Pizza, Inc.	81,566	24,352,345
Dover Downs Gaming & Entertainment, Inc. (a)(b)	54,619	174,781
Dover Motorsports, Inc.	9,993	20,486
Drive Shack, Inc. (b)	106,917	662,885
Dunkin' Brands Group, Inc. (a)	158,881	11,580,836
El Pollo Loco Holdings, Inc. (b)	42,298	503,346
Eldorado Resorts, Inc. (a)(b)	117,072	5,625,310
Empire Resorts, Inc. (b)	4,022	50,074
Extended Stay America, Inc. unit	367,918	7,424,585
Famous Dave's of America, Inc. (a)(b)	7,623	50,693
Fiesta Restaurant Group, Inc. (b)	50,677	1,456,964
Golden Entertainment, Inc. (b)	33,622	975,374
Good Times Restaurants, Inc. (b)	7,939	38,901
Habit Restaurants, Inc. Class A (a)(b)	36,946	611,456
Hilton Grand Vacations, Inc. (b)	187,085	6,110,196
Hilton Worldwide Holdings, Inc.	535,957	41,600,982
Hyatt Hotels Corp. Class A	92,384	7,146,826
ILG, Inc.	199,231	6,799,754
Inspired Entertainment, Inc. (b)	3,769	26,760
International Speedway Corp. Class A	44,736	1,975,094
J. Alexanders Holdings, Inc. (b)	20,559	254,932
Jack in the Box, Inc.	54,956	4,981,212
Jamba, Inc. (a)(b)	31,127	404,028
Kona Grill, Inc. (a)(b)	8,466	21,588
Las Vegas Sands Corp.	707,662	46,295,248
Lindblad Expeditions Holdings (b)	48,584	737,991
Luby's, Inc. (b)	14,614	29,520
Marriott International, Inc. Class A	573,134	72,484,257
Marriott Vacations Worldwide Corp. (a)	47,812	5,689,628
McDonald's Corp.	1,520,914	246,737,878
MGM Mirage, Inc.	967,766	28,055,536
Monarch Casino & Resort, Inc. (b)	19,895	936,060
Nathan's Famous, Inc.	4,365	387,176
Noodles & Co. (b)	77,002	947,125
Norwegian Cruise Line Holdings Ltd. (b)	397,580	21,314,264
Papa John's International, Inc. (a)	45,834	2,113,864
Papa Murphy's Holdings, Inc. (a)(b)	22,690	125,930
Penn National Gaming, Inc. (b)	158,816	5,472,799
Pinnacle Entertainment, Inc. (b)	102,955	3,525,179
Planet Fitness, Inc. (b)	173,759	8,926,000
Playa Hotels & Resorts NV (b)	140,860	1,455,084
PlayAGS, Inc. (a)(b)	43,230	1,385,089
Potbelly Corp. (b)	40,772	552,461
Rave Restaurant Group, Inc. (a)(b)	9,079	11,712
RCI Hospitality Holdings, Inc.	15,482	502,081
Red Lion Hotels Corp. (b)	39,040	532,896
Red Robin Gourmet Burgers, Inc. (a)(b)	26,573	1,097,465
Red Rock Resorts, Inc.	146,708	4,788,549
Royal Caribbean Cruises Ltd.	330,573	40,521,638
Ruth's Hospitality Group, Inc.	51,983	1,601,076
Scientific Games Corp. Class A (b)	99,063	3,001,609
SeaWorld Entertainment, Inc. (b)	127,392	3,735,133
Shake Shack, Inc. Class A (a)(b)	40,965	2,476,334
Six Flags Entertainment Corp.	148,179	10,009,491
Sonic Corp. (a)	74,649	2,676,913
Speedway Motorsports, Inc.	23,497	420,361
Starbucks Corp.	2,667,937	142,601,233
Texas Roadhouse, Inc. Class A	123,753	8,532,769
The Cheesecake Factory, Inc. (a)	85,660	4,554,542
Town Sports International Holdings, Inc. (b)	41,284	377,749
U.S. Foods Holding Corp. (b)	262,925	8,568,726
Vail Resorts, Inc.	78,002	23,248,496
Wendy's Co.	365,963	6,459,247
Wingstop, Inc.	55,195	3,695,305
Wyndham Destinations, Inc.	185,484	8,198,393
Wyndham Hotels & Resorts, Inc.	196,365	11,143,714
Wynn Resorts Ltd.	163,093	24,193,216
Yum! Brands, Inc.	624,046	54,223,357
Zoe's Kitchen, Inc. (a)(b)	52,844	723,963
		1,111,993,872
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	17,632	378,206
Bassett Furniture Industries, Inc.	18,263	426,441
Beazer Homes U.S.A., Inc. (b)	65,476	838,748
Cavco Industries, Inc. (b)	16,004	3,927,382
Century Communities, Inc. (b)	43,258	1,265,297
Comstock Holding Companies, Inc. (a)(b)	1,496	4,189
CSS Industries, Inc.	16,118	223,718
D.R. Horton, Inc.	659,836	29,369,300
Dixie Group, Inc. (b)	11,105	18,879
Emerson Radio Corp. (b)	23,724	34,637
Ethan Allen Interiors, Inc.	53,577	1,192,088
Flexsteel Industries, Inc.	9,186	327,756
Garmin Ltd.	216,150	14,728,461
GoPro, Inc. Class A (a)(b)	213,647	1,369,477
Green Brick Partners, Inc. (b)	37,398	390,809
Hamilton Beach Brands Holding Co. Class A	20,505	474,691
Helen of Troy Ltd. (b)	53,200	6,328,140
Hooker Furniture Corp.	23,607	992,674
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	276,374
Installed Building Products, Inc. (b)	45,849	2,134,271
iRobot Corp. (a)(b)	54,125	6,143,188
KB Home	166,267	4,131,735
Koss Corp. (b)	2,669	9,715
La-Z-Boy, Inc.	91,907	3,055,908
Leggett & Platt, Inc. (a)	249,108	11,319,468
Lennar Corp.:
Class A	540,686	27,937,246
Class B	9,673	408,007
LGI Homes, Inc. (a)(b)	35,114	2,022,566
Libbey, Inc.	41,937	412,241
Lifetime Brands, Inc.	14,046	163,636
M.D.C. Holdings, Inc.	99,376	3,150,219
M/I Homes, Inc. (b)	59,108	1,531,488
Meritage Homes Corp. (b)	78,833	3,401,644
Mohawk Industries, Inc. (b)	121,467	23,271,863
New Home Co. LLC (b)	17,775	156,065
Newell Brands, Inc.	935,654	20,322,405
Nova LifeStyle, Inc. (a)(b)	26,136	46,522
NVR, Inc. (b)	6,477	17,283,551
PulteGroup, Inc. (a)	497,686	13,910,324
Roku, Inc. Class A (a)	86,359	5,137,497
Skyline Champion Corp.	15,881	459,120
Taylor Morrison Home Corp. (b)	213,917	4,162,825
Tempur Sealy International, Inc. (a)(b)	87,333	4,837,375
Toll Brothers, Inc.	278,640	10,095,127
TopBuild Corp. (b)	72,015	4,485,094
TRI Pointe Homes, Inc. (a)(b)	285,631	4,138,793
Tupperware Brands Corp.	98,214	3,193,919
Turtle Beach Corp. (a)(b)	12,175	278,929
Universal Electronics, Inc. (b)	28,445	1,228,824
Vuzix Corp. (a)(b)	35,528	230,932
Whirlpool Corp.	124,156	15,517,017
William Lyon Homes, Inc. (b)	53,155	1,040,243
Zagg, Inc. (b)	47,415	768,123
		258,953,147
Internet & Direct Marketing Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (b)	67,294	810,893
Amazon.com, Inc. (b)	779,436	1,568,778,632
Blue Apron Holdings, Inc. Class A (a)(b)	67,371	136,089
Duluth Holdings, Inc. (a)(b)	29,946	866,637
EVINE Live, Inc. (b)	71,405	91,398
Expedia, Inc.	234,656	30,622,608
FTD Companies, Inc. (b)	25,393	90,907
Gaia, Inc. Class A (b)	16,336	285,880
Groupon, Inc. (b)	761,063	3,249,739
Lands' End, Inc. (a)(b)	31,890	819,573
Liberty Expedia Holdings, Inc. (b)	113,147	5,221,734
Liberty Interactive Corp. QVC Group Series A (b)	866,824	18,021,271
Liberty TripAdvisor Holdings, Inc. (b)	137,066	2,172,496
Netflix, Inc. (b)	841,160	309,277,709
NutriSystem, Inc.	59,492	2,201,204
Overstock.com, Inc. (a)(b)	36,823	1,075,232
PetMed Express, Inc. (a)	38,488	1,412,125
Shutterfly, Inc. (a)(b)	63,827	4,958,081
The Booking Holdings, Inc. (b)	93,202	181,888,363
TripAdvisor, Inc. (a)(b)	205,604	11,166,353
U.S. Auto Parts Network, Inc. (b)	5,048	7,370
Wayfair LLC Class A (a)(b)	83,777	11,324,137
		2,154,478,431
Leisure Products - 0.1%
American Outdoor Brands Corp. (b)	96,497	1,353,853
Brunswick Corp.	170,585	11,330,256
Callaway Golf Co.	178,654	4,075,098
Clarus Corp.	39,765	411,568
Escalade, Inc.	7,022	93,393
Hasbro, Inc.	219,161	21,764,879
JAKKS Pacific, Inc. (a)(b)	36,433	92,904
Johnson Outdoors, Inc. Class A	11,590	1,173,835
Malibu Boats, Inc. Class A (b)	41,559	2,003,559
Marine Products Corp.	11,741	230,593
Mattel, Inc. (a)	665,394	10,267,029
MCBC Holdings, Inc. (b)	29,639	817,147
Nautilus, Inc. (b)	60,465	885,812
Polaris Industries, Inc.	112,876	12,241,402
Sturm, Ruger & Co., Inc. (a)	33,314	2,180,401
Summer Infant, Inc. (b)	32,605	62,602
Vista Outdoor, Inc. (b)	127,654	2,357,769
		71,342,100
Media - 2.3%
A.H. Belo Corp. Class A	22,177	97,579
Altice U.S.A., Inc. Class A	232,750	4,170,880
AMC Entertainment Holdings, Inc. Class A	98,115	1,869,091
AMC Networks, Inc. Class A (a)(b)	89,247	5,605,604
Ballantyne of Omaha, Inc. (b)	17,964	78,143
Cable One, Inc.	8,949	7,496,935
CBS Corp. Class B	680,172	36,062,719
Central European Media Enterprises Ltd. Class A (b)	124,885	474,563
Charter Communications, Inc. Class A (a)(b)	359,235	111,506,544
Cinedigm Corp. (b)	5,614	7,018
Cinemark Holdings, Inc.	208,843	7,794,021
Clear Channel Outdoor Holding, Inc. Class A	77,307	351,747
Comcast Corp. Class A	8,885,843	328,687,333
Daily Journal Corp. (a)(b)	644	153,562
Discovery Communications, Inc.:
Class A (a)(b)	319,936	8,903,819
Class C (non-vtg.) (b)	640,780	16,429,599
DISH Network Corp. Class A (b)	448,226	15,844,789
E.W. Scripps Co. Class A	104,171	1,528,189
Emmis Communications Corp. Class A (b)	1,993	10,124
Entercom Communications Corp. Class A	253,845	1,992,683
Entravision Communication Corp. Class A	112,796	592,179
Fluent, Inc. (a)(b)	74,077	177,785
Gannett Co., Inc.	225,017	2,313,175
GCI Liberty, Inc. (b)	199,273	9,780,319
Global Eagle Entertainment, Inc. (a)(b)	104,573	278,164
Gray Television, Inc. (b)	155,347	2,710,805
Harte-Hanks, Inc. (b)	4,548	39,067
Hemisphere Media Group, Inc. (b)	12,793	175,264
Insignia Systems, Inc. (b)	5,038	10,983
Interpublic Group of Companies, Inc.	744,848	17,392,201
John Wiley & Sons, Inc. Class A	90,167	5,820,280
Lee Enterprises, Inc. (b)	85,702	244,251
Liberty Broadband Corp.:
Class A (b)	36,926	2,991,006
Class C (b)	309,886	25,128,656
Liberty Global PLC:
Class A (b)	411,278	11,026,363
Class C (b)	1,169,608	30,281,151
Liberty Latin America Ltd. (b)	238,567	4,683,070
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,526,579
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	380,804
Liberty Braves Class C (b)	76,194	2,024,475
Liberty Formula One Group Series C (b)	402,255	14,867,345
Liberty Media Class A (b)	46,551	1,628,354
Liberty SiriusXM Series A (b)	131,422	6,142,664
Liberty SiriusXM Series C (b)	365,783	17,206,432
Lions Gate Entertainment Corp.:
Class A (a)	145,390	3,419,573
Class B	201,823	4,530,926
Live Nation Entertainment, Inc. (b)	261,567	12,994,649
LiveXLive Media, Inc. (a)(b)	25,647	130,030
Loral Space & Communications Ltd. (b)	24,624	1,092,074
Marcus Corp.	38,691	1,570,855
Meredith Corp.	75,392	3,893,997
MSG Network, Inc. Class A (a)(b)	116,814	2,838,580
National CineMedia, Inc.	108,730	989,443
New Media Investment Group, Inc.	138,364	2,199,988
News Corp.:
Class A	825,180	10,785,103
Class B	150,998	2,053,573
Nexstar Broadcasting Group, Inc. Class A	90,705	7,437,810
Omnicom Group, Inc. (a)	439,557	30,470,091
Reading International, Inc. Class A (b)	19,772	318,329
RLJ Entertainment, Inc. (b)	5,726	35,788
Saga Communications, Inc. Class A	3,882	147,516
Salem Communications Corp. Class A	10,842	41,742
Scholastic Corp.	52,798	2,219,628
Sinclair Broadcast Group, Inc. Class A	143,587	4,156,844
Sirius XM Holdings, Inc. (a)	2,832,370	20,109,827
Social Reality, Inc. (a)(b)	7,116	30,883
Tegna, Inc.	404,044	4,703,072
The Madison Square Garden Co. (b)	32,008	9,664,496
The McClatchy Co. Class A (a)(b)	6,072	54,648
The New York Times Co. Class A (a)	260,178	6,062,147
The Walt Disney Co.	2,876,969	322,278,067
Townsquare Media, Inc.	1,285	11,475
Tribune Media Co. Class A	137,277	5,064,149
tronc, Inc. (b)	51,781	854,387
Twenty-First Century Fox, Inc.:
Class A	2,008,293	91,176,502
Class B	878,618	39,449,948
Urban One, Inc.:
Class A (a)(b)	7,797	17,933
Class D (non-vtg.) (b)	32,336	71,139
Viacom, Inc. Class B (non-vtg.)	702,717	20,575,554
World Wrestling Entertainment, Inc. Class A	75,130	6,567,113
		1,324,504,193
Multiline Retail - 0.4%
Big Lots, Inc. (a)	84,039	3,617,879
Dillard's, Inc. Class A (a)	40,152	3,155,144
Dollar General Corp.	490,831	52,877,224
Dollar Tree, Inc. (b)	457,955	36,869,957
Fred's, Inc. Class A (a)	52,965	90,570
JC Penney Corp., Inc. (a)(b)	587,373	1,039,650
Kohl's Corp.	323,306	25,576,738
Macy's, Inc.	591,490	21,618,960
Nordstrom, Inc.	230,007	14,455,940
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	96,514	8,406,369
Sears Holdings Corp. (a)(b)	98,150	131,521
Target Corp.	1,036,338	90,679,575
Tuesday Morning Corp. (a)(b)	61,992	189,076
		258,708,603
Specialty Retail - 2.3%
Aaron's, Inc. Class A	121,761	6,053,957
Abercrombie & Fitch Co. Class A	133,398	2,890,735
Advance Auto Parts, Inc.	143,307	23,506,647
America's Car Mart, Inc. (b)	12,295	1,026,018
American Eagle Outfitters, Inc.	317,713	8,247,829
Armstrong Flooring, Inc. (b)	44,365	776,831
Asbury Automotive Group, Inc. (b)	40,476	3,015,462
Ascena Retail Group, Inc. (a)(b)	349,700	1,601,626
At Home Group, Inc. (b)	49,373	1,698,925
AutoNation, Inc. (b)	112,063	5,082,057
AutoZone, Inc. (b)	51,329	39,363,184
Barnes & Noble Education, Inc. (b)	60,796	363,560
Barnes & Noble, Inc.	136,068	714,357
Bed Bath & Beyond, Inc.	260,771	4,678,232
Best Buy Co., Inc.	474,196	37,727,034
Big 5 Sporting Goods Corp. (a)	30,148	171,844
Boot Barn Holdings, Inc. (a)(b)	56,571	1,693,170
Build-A-Bear Workshop, Inc. (b)	20,831	191,645
Burlington Stores, Inc. (b)	129,732	21,818,328
Caleres, Inc.	81,369	3,293,817
Camping World Holdings, Inc. (a)	60,852	1,260,245
CarMax, Inc. (a)(b)	354,626	27,678,559
Cars.com, Inc. (a)(b)	141,815	3,816,242
Chico's FAS, Inc.	255,796	2,332,860
Christopher & Banks Corp. (a)(b)	57,707	56,553
Citi Trends, Inc.	26,292	813,474
Conn's, Inc. (a)(b)	50,034	2,051,394
Destination Maternity Corp. (b)	22,235	111,620
Destination XL Group, Inc. (a)(b)	51,406	141,367
Dick's Sporting Goods, Inc.	154,889	5,799,044
DSW, Inc. Class A	144,844	4,817,511
Express, Inc. (b)	161,303	1,809,820
Five Below, Inc. (b)	105,680	12,308,550
Floor & Decor Holdings, Inc. Class A (a)(b)	88,718	3,261,274
Foot Locker, Inc.	229,516	11,315,139
Francesca's Holdings Corp. (a)(b)	57,702	362,369
GameStop Corp. Class A (a)	189,516	2,514,877
Gap, Inc.	420,016	12,747,486
Genesco, Inc. (a)(b)	38,400	1,952,640
GNC Holdings, Inc. Class A (a)(b)	120,441	373,367
Group 1 Automotive, Inc.	38,654	2,979,837
Guess?, Inc.	114,124	2,796,038
Haverty Furniture Companies, Inc.	37,183	821,744
Hibbett Sports, Inc. (a)(b)	34,547	709,941
Home Depot, Inc.	2,232,585	448,236,090
Kirkland's, Inc. (a)(b)	21,240	193,072
L Brands, Inc.	477,405	12,617,814
Lithia Motors, Inc. Class A (sub. vtg.) (a)	46,519	4,019,242
Lowe's Companies, Inc.	1,590,615	172,979,381
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	860,380
MarineMax, Inc. (b)	36,815	828,338
Michaels Companies, Inc. (b)	219,067	3,721,948
Monro, Inc. (a)	70,777	5,021,628
Murphy U.S.A., Inc. (b)	58,955	4,892,086
New York & Co., Inc. (b)	45,085	205,137
O'Reilly Automotive, Inc. (b)	158,023	53,004,075
Office Depot, Inc.	1,052,572	3,526,116
Party City Holdco, Inc. (a)(b)	63,433	973,697
Penske Automotive Group, Inc.	71,056	3,739,677
Pier 1 Imports, Inc. (a)	163,568	300,965
Rent-A-Center, Inc. (b)	93,716	1,381,374
RH (a)(b)	36,149	5,747,691
Ross Stores, Inc.	729,785	69,898,807
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,517,699
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	30,000
Shoe Carnival, Inc.	21,330	948,332
Signet Jewelers Ltd. (a)	114,755	7,367,271
Sleep Number Corp. (a)(b)	68,724	2,315,999
Sonic Automotive, Inc. Class A (sub. vtg.)	52,893	1,137,200
Sportsman's Warehouse Holdings, Inc. (a)(b)	85,108	485,967
Stage Stores, Inc. (a)	38,699	81,268
Stein Mart, Inc. (a)(b)	40,412	94,160
Tailored Brands, Inc. (a)	94,987	2,235,994
The Buckle, Inc. (a)	65,726	1,692,445
The Cato Corp. Class A (sub. vtg.)	58,832	1,261,946
The Children's Place Retail Stores, Inc.	32,586	4,586,480
The Container Store Group, Inc. (b)	29,760	336,288
Tiffany & Co., Inc.	196,681	24,122,925
Tile Shop Holdings, Inc.	56,926	435,484
Tilly's, Inc.	25,457	598,749
TJX Companies, Inc.	1,214,266	133,532,832
Tractor Supply Co.	236,298	20,860,387
Trans World Entertainment Corp. (b)	2,977	2,769
Ulta Beauty, Inc. (b)	110,358	28,693,080
Urban Outfitters, Inc. (b)	151,625	7,047,530
Vitamin Shoppe, Inc. (a)(b)	45,231	578,957
Williams-Sonoma, Inc. (a)	147,711	10,373,744
Winmark Corp.	3,398	506,982
Zumiez, Inc. (b)	31,066	967,706
		1,312,706,921
Textiles, Apparel & Luxury Goods - 0.8%
Carbon Black, Inc. (a)	27,353	692,851
Carter's, Inc.	90,259	9,561,136
Cherokee, Inc. (a)(b)	20,319	17,474
Columbia Sportswear Co.	57,607	5,224,955
Crocs, Inc. (a)(b)	126,644	2,616,465
Culp, Inc.	13,004	329,651
Deckers Outdoor Corp. (b)	58,429	7,118,989
Delta Apparel, Inc. (b)	4,312	79,988
Differential Brands Group, Inc. (a)(b)	30,760	148,263
Emerald Expositions Events, Inc.	58,843	919,128
Fossil Group, Inc. (a)(b)	83,664	1,896,663
G-III Apparel Group Ltd. (b)	82,934	3,771,838
Goosehead Insurance (a)	19,603	608,085
Hanesbrands, Inc. (a)	689,492	12,093,690
Iconix Brand Group, Inc. (a)(b)	101,691	35,592
J.Jill, Inc. (b)	24,557	148,324
Lakeland Industries, Inc. (b)	6,813	89,932
lululemon athletica, Inc. (b)	183,774	28,472,106
Michael Kors Holdings Ltd. (b)	289,686	21,036,997
Movado Group, Inc.	39,217	1,670,644
Newmark Group, Inc.	231,305	2,972,269
NIKE, Inc. Class B	2,488,009	204,514,340
Oxford Industries, Inc.	34,526	3,214,025
Perry Ellis International, Inc. (b)	21,985	605,247
PetIQ, Inc. Class A (a)(b)	18,886	739,576
PVH Corp.	149,344	21,380,087
Ralph Lauren Corp.	106,824	14,187,295
Rocky Brands, Inc.	10,510	316,877
Sequential Brands Group, Inc. (a)(b)	82,806	149,051
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	260,590	7,682,193
Steven Madden Ltd.	106,426	6,188,672
Stitch Fix, Inc. (a)(b)	32,567	1,321,569
Superior Group of Companies, Inc.	11,974	226,907
Switch, Inc. Class A (a)	92,904	1,073,970
Tapestry, Inc.	555,983	28,182,778
TPG RE Finance Trust, Inc.	110,110	2,273,772
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	376,747	7,704,476
Class C (non-vtg.) (a)(b)	338,744	6,425,974
Unifi, Inc. (b)	32,934	1,047,631
Vera Bradley, Inc. (b)	29,957	439,170
VF Corp.	636,388	58,630,426
Vince Holding Corp. (b)	4,485	94,589
Wolverine World Wide, Inc.	185,482	7,267,185
		473,170,850

TOTAL CONSUMER DISCRETIONARY		7,604,125,980

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (b)	17,915	5,430,932
Brown-Forman Corp.:
Class A	46,010	2,421,966
Class B (non-vtg.)	576,947	30,128,172
Castle Brands, Inc. (a)(b)	173,742	199,803
Celsius Holdings, Inc. (a)(b)	5,581	25,505
Coca-Cola Bottling Co. Consolidated	9,702	1,645,071
Constellation Brands, Inc. Class A (sub. vtg.)	325,717	67,814,279
Craft Brew Alliance, Inc. (b)	14,306	271,099
Keurig Dr. Pepper, Inc.	339,925	7,750,290
MGP Ingredients, Inc. (a)	24,369	1,879,094
Molson Coors Brewing Co. Class B	355,276	23,711,120
Monster Beverage Corp. (b)	805,932	49,073,199
National Beverage Corp. (a)	22,740	2,679,682
New Age Beverages Corp. (a)(b)	33,316	49,308
PepsiCo, Inc.	2,744,785	307,443,368
Primo Water Corp. (b)	73,505	1,470,100
REED'S, Inc. (a)(b)	1,830	6,039
The Coca-Cola Co.	7,408,942	330,216,545
		832,215,572
Food & Staples Retailing - 1.3%
Andersons, Inc.	52,768	2,155,573
Casey's General Stores, Inc.	72,316	8,256,318
Chefs' Warehouse Holdings (a)(b)	42,131	1,238,651
Costco Wholesale Corp.	847,150	197,496,080
Ingles Markets, Inc. Class A	27,092	973,957
Kroger Co.	1,568,624	49,411,656
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	234,512
Performance Food Group Co. (b)	173,233	5,734,012
PriceSmart, Inc.	44,258	3,843,807
Rite Aid Corp. (a)(b)	2,073,503	2,840,699
Smart & Final Stores, Inc. (b)	46,551	325,857
SpartanNash Co.	73,184	1,562,478
Sprouts Farmers Market LLC (b)	232,354	6,150,410
SUPERVALU, Inc. (b)	84,298	2,721,982
Sysco Corp.	925,873	69,273,818
United Natural Foods, Inc. (b)	95,946	3,407,042
Village Super Market, Inc. Class A	10,106	294,893
Walgreens Boots Alliance, Inc.	1,654,497	113,432,314
Walmart, Inc.	2,801,224	268,525,333
Weis Markets, Inc. (a)	34,945	1,628,088
Welbilt, Inc. (b)	274,877	6,083,028
		745,590,508
Food Products - 1.1%
Alico, Inc.	4,002	129,265
Archer Daniels Midland Co.	1,082,838	54,575,035
B&G Foods, Inc. Class A (a)	128,366	4,101,294
Bunge Ltd.	273,076	17,744,478
Cal-Maine Foods, Inc.	58,088	2,872,452
Calavo Growers, Inc. (a)	30,246	3,201,539
Campbell Soup Co. (a)	367,725	14,506,751
Coffee Holding Co., Inc. (b)	3,401	17,379
ConAgra Foods, Inc.	753,077	27,675,580
Darling International, Inc. (b)	320,453	6,338,560
Dean Foods Co. (a)	162,447	1,237,846
Farmer Brothers Co. (a)(b)	27,261	790,569
Flowers Foods, Inc.	375,117	7,558,608
Fresh Del Monte Produce, Inc.	75,165	2,814,178
Freshpet, Inc. (a)(b)	50,186	1,864,410
General Mills, Inc.	1,142,077	52,546,963
Hormel Foods Corp. (a)	525,328	20,566,591
Hostess Brands, Inc. Class A (a)(b)	143,616	1,688,924
Ingredion, Inc.	139,347	14,083,801
J&J Snack Foods Corp.	28,653	4,169,012
John B. Sanfilippo & Son, Inc.	17,222	1,258,412
Kellogg Co.	482,493	34,638,172
Lamb Weston Holdings, Inc.	279,395	18,887,102
Lancaster Colony Corp.	37,363	5,838,716
Landec Corp. (b)	37,230	500,744
Lifeway Foods, Inc. (b)	1,962	7,063
Limoneira Co.	27,146	837,454
McCormick & Co., Inc. (non-vtg.) (a)	238,025	29,724,562
Mondelez International, Inc.	2,848,224	121,676,129
nLIGHT, Inc. (b)	16,268	501,217
Pilgrim's Pride Corp. (a)(b)	106,035	1,960,587
Pinnacle Foods, Inc.	228,760	15,194,239
Post Holdings, Inc. (a)(b)	132,122	12,850,186
Sanderson Farms, Inc. (a)	41,809	4,421,720
Seaboard Corp.	559	2,059,792
Seneca Foods Corp. Class A (b)	10,446	337,406
The Hain Celestial Group, Inc. (b)	195,834	5,593,019
The Hershey Co.	267,220	26,860,954
The J.M. Smucker Co. (a)	217,711	22,506,963
The Kraft Heinz Co.	1,157,959	67,474,271
The Simply Good Foods Co. (a)(b)	130,919	2,356,542
Tootsie Roll Industries, Inc. (a)	48,416	1,394,381
TreeHouse Foods, Inc. (a)(b)	111,858	5,827,802
Tyson Foods, Inc. Class A	573,631	36,029,763
		657,220,431
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	103,595	3,763,606
Church & Dwight Co., Inc.	469,221	26,548,524
Clorox Co.	250,024	36,248,480
Colgate-Palmolive Co.	1,690,893	112,292,204
Energizer Holdings, Inc.	112,990	7,185,034
Funko, Inc. (a)(b)	28,105	714,429
Kimberly-Clark Corp.	676,991	78,219,540
Oil-Dri Corp. of America	2,105	85,568
Orchids Paper Products Co. (a)(b)	12,438	45,647
Procter & Gamble Co.	4,860,945	403,215,388
Spectrum Brands Holdings, Inc. (a)	90,795	7,885,546
WD-40 Co. (a)	27,338	4,851,128
		681,055,094
Personal Products - 0.2%
Avon Products, Inc. (a)(b)	847,443	1,694,886
Coty, Inc. Class A	914,076	11,297,979
Cyanotech Corp. (b)	2,300	8,280
Edgewell Personal Care Co. (a)(b)	107,191	6,053,076
elf Beauty, Inc. (a)(b)	38,054	528,570
Estee Lauder Companies, Inc. Class A	432,535	60,606,804
Herbalife Nutrition Ltd. (b)	221,367	12,527,159
Inter Parfums, Inc.	36,672	2,394,682
LifeVantage Corp. (b)	19,206	241,227
Mannatech, Inc.	599	11,291
MediFast, Inc.	21,194	4,848,128
Natural Health Trends Corp. (a)	11,452	303,134
Nature's Sunshine Products, Inc. (b)	6,985	62,865
Nu Skin Enterprises, Inc. Class A	109,672	8,729,891
Revlon, Inc. (a)(b)	25,388	552,189
USANA Health Sciences, Inc. (b)	25,519	3,367,232
Veru, Inc. (b)	11,731	23,345
		113,250,738
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	193,301	523,846
Alliance One International, Inc. (a)(b)	16,429	290,793
Altria Group, Inc.	3,658,356	214,086,993
Philip Morris International, Inc. (a)	3,008,825	234,357,379
Turning Point Brands, Inc.	13,210	444,649
Universal Corp.	48,780	2,917,044
Vector Group Ltd. (a)	224,341	3,484,016
		456,104,720

TOTAL CONSUMER STAPLES		3,485,437,063

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
ACM Research, Inc. (a)(b)	10,379	146,448
Archrock, Inc.	242,413	3,066,524
Aspen Aerogels, Inc. (b)	9,858	47,713
Baker Hughes, a GE Co. Class A (a)	801,830	26,436,335
Basic Energy Services, Inc. (b)	42,877	379,890
Bristow Group, Inc. (a)(b)	59,922	656,745
C&J Energy Services, Inc. (b)	129,736	2,717,969
Carbo Ceramics, Inc. (a)(b)	36,697	317,429
Core Laboratories NV (a)	87,182	9,986,698
Dawson Geophysical Co.	23,761	147,318
Diamond Offshore Drilling, Inc. (a)(b)	137,256	2,391,000
Dril-Quip, Inc. (a)(b)	70,873	3,731,463
ENGlobal Corp. (b)	5,637	5,862
Ensco PLC Class A (a)	839,272	5,740,620
Enservco Corp. (b)	20,536	13,556
Era Group, Inc. (b)	33,138	395,668
Exterran Corp. (b)	64,985	1,779,939
Forum Energy Technologies, Inc. (b)	145,804	1,742,358
Frank's International NV (a)	132,102	1,166,461
FTS International, Inc. (b)	53,091	585,594
Geospace Technologies Corp. (b)	25,924	366,306
Gulf Island Fabrication, Inc.	22,854	215,970
GulfMark Offshore, Inc. (b)	3,372	123,078
Halliburton Co.	1,685,224	67,223,585
Helix Energy Solutions Group, Inc. (b)	271,820	2,544,235
Helmerich & Payne, Inc.	210,015	13,770,684
Hornbeck Offshore Services, Inc. (b)	51,518	227,194
Independence Contract Drilling, Inc. (b)	45,769	200,011
ION Geophysical Corp. (a)(b)	19,328	346,938
Key Energy Services, Inc. (b)	13,975	186,706
Liberty Oilfield Services, Inc. Class A (a)	24,986	490,725
Mammoth Energy Services, Inc.	21,777	598,432
Matrix Service Co. (b)	47,813	999,292
McDermott International, Inc. (a)(b)	349,179	6,753,122
Mitcham Industries, Inc. (b)	23,287	93,148
Nabors Industries Ltd.	664,054	4,097,213
National Oilwell Varco, Inc.	740,374	34,849,404
Natural Gas Services Group, Inc. (b)	21,602	477,404
NCS Multistage Holdings, Inc. (a)(b)	41,493	675,091
Newpark Resources, Inc. (b)	184,008	1,932,084
Noble Corp. (a)(b)	468,541	2,858,100
Oceaneering International, Inc. (a)	195,230	5,519,152
Oil States International, Inc. (b)	113,918	3,856,124
Parker Drilling Co. (a)(b)	12,021	47,363
Patterson-UTI Energy, Inc.	419,954	7,193,812
PHI, Inc. (non-vtg.) (b)	18,377	149,773
Pioneer Energy Services Corp. (b)	156,417	500,534
Profire Energy, Inc. (a)(b)	41,596	118,549
Quintana Energy Services, Inc. (b)	2,698	21,125
Ranger Energy Services, Inc. Class A	4,519	37,734
RigNet, Inc. (b)	17,672	288,054
Rowan Companies PLC (b)	235,223	3,302,531
RPC, Inc. (a)	112,587	1,540,190
Schlumberger Ltd.	2,683,559	169,493,586
SEACOR Holdings, Inc. (b)	35,706	1,837,074
SEACOR Marine Holdings, Inc. (a)(b)	30,560	625,869
Smart Sand, Inc. (a)(b)	41,295	205,649
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	42,266	727,821
Superior Energy Services, Inc. (b)	304,963	2,744,667
Synthesis Energy Systems, Inc. (a)(b)	17,261	43,153
TechnipFMC PLC	836,314	25,616,298
TETRA Technologies, Inc. (b)	232,409	1,066,757
Tidewater, Inc. (a)(b)	49,250	1,576,000
Transocean Ltd. (United States) (a)(b)	847,118	10,258,599
U.S. Silica Holdings, Inc. (a)	151,843	3,217,553
Unit Corp. (b)	111,239	2,924,473
Weatherford International PLC (a)(b)	1,940,346	4,695,637
		448,092,389
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (b)	314,017	706,538
Adams Resources & Energy, Inc.	2,090	95,931
Aemetis, Inc. (b)	10,055	12,468
Alta Mesa Resources, Inc. Class A (a)(b)	252,424	1,196,490
Amyris, Inc. (b)	57,217	513,236
Anadarko Petroleum Corp.	994,044	64,016,434
Andeavor	268,435	41,014,184
Antero Resources Corp. (a)(b)	422,093	7,812,941
Apache Corp. (a)	746,316	32,711,030
Approach Resources, Inc. (a)(b)	78,465	169,484
Arch Coal, Inc.	42,349	3,755,086
Barnwell Industries, Inc. (b)	2,847	5,552
Bonanza Creek Energy, Inc. (b)	37,069	1,149,139
Cabot Oil & Gas Corp.	871,957	20,778,735
California Resources Corp. (a)(b)	88,597	3,680,319
Callon Petroleum Co. (a)(b)	420,739	4,754,351
Carrizo Oil & Gas, Inc. (b)	172,025	4,166,446
Centennial Resource Development, Inc. Class A (a)(b)	344,528	6,639,055
Cheniere Energy, Inc. (b)	401,045	26,841,942
Chesapeake Energy Corp. (a)(b)	1,742,599	7,719,714
Chevron Corp.	3,702,458	438,593,175
Cimarex Energy Co.	183,774	15,525,228
Clean Energy Fuels Corp. (b)	297,103	817,033
Cloud Peak Energy, Inc. (b)	152,269	359,355
CNX Resources Corp. (b)	384,888	6,135,115
Comstock Resources, Inc. (b)	24,083	233,123
Concho Resources, Inc. (b)	367,017	50,336,382
ConocoPhillips Co.	2,262,000	166,098,660
CONSOL Energy, Inc. (b)	46,254	1,984,297
Contango Oil & Gas Co. (b)	51,306	350,420
Continental Resources, Inc. (a)(b)	166,423	10,975,597
CVR Energy, Inc.	55,713	2,119,880
Delek U.S. Holdings, Inc.	145,396	7,924,082
Denbury Resources, Inc. (a)(b)	776,911	4,327,394
Devon Energy Corp.	1,010,875	43,396,864
Diamondback Energy, Inc. (a)	190,782	23,099,885
Dorian Lpg Ltd. (b)	58,912	448,909
Earthstone Energy, Inc. (b)	37,545	314,627
Eclipse Resources Corp. (a)(b)	169,538	242,439
Energen Corp. (b)	189,530	14,698,052
Energy XXI Gulf Coast, Inc. (b)	77,532	701,665
EOG Resources, Inc.	1,119,898	132,405,541
EP Energy Corp. (a)(b)	91,298	159,772
EQT Corp.	487,292	24,861,638
Evolution Petroleum Corp.	53,534	538,017
Extraction Oil & Gas, Inc. (a)(b)	258,177	2,981,944
Exxon Mobil Corp.	8,197,875	657,223,639
Gastar Exploration, Inc. (a)(b)	285,601	22,591
Gevo, Inc. (b)	391	1,505
Goodrich Petroleum Corp. (b)	2,143	29,981
Green Plains, Inc.	92,023	1,633,408
Gulfport Energy Corp. (b)	315,474	3,709,974
Halcon Resources Corp. (a)(b)	292,167	1,338,125
Hallador Energy Co.	29,822	182,212
Hess Corp.	507,504	34,175,319
Highpoint Resources, Inc. (b)	185,582	1,022,557
HollyFrontier Corp.	340,082	25,342,911
Houston American Energy Corp. (a)(b)	36,485	8,209
International Seaways, Inc. (b)	72,136	1,480,231
Isramco, Inc. (b)	123	14,354
Jagged Peak Energy, Inc. (a)(b)	69,960	924,172
Jones Energy, Inc. (a)(b)	91,542	30,209
Kinder Morgan, Inc.	3,693,070	65,367,339
Kosmos Energy Ltd. (b)	461,148	4,168,778
Laredo Petroleum, Inc. (a)(b)	240,236	1,991,556
Lilis Energy, Inc. (b)	59,171	314,790
Lonestar Resources U.S., Inc. (b)	34,550	314,060
Marathon Oil Corp.	1,650,620	35,504,836
Marathon Petroleum Corp. (a)	894,111	73,576,394
Matador Resources Co. (b)	204,200	6,685,508
Midstates Petroleum Co., Inc. (b)	45,703	531,526
Murphy Oil Corp.	318,754	9,827,186
NACCO Industries, Inc. Class A	7,854	276,068
Newfield Exploration Co. (b)	385,018	10,503,291
Nextdecade Corp. (b)	29,373	199,443
Nine Energy Service, Inc. (b)	17,673	529,837
Noble Energy, Inc.	938,001	27,877,390
Northern Oil & Gas, Inc. (a)(b)	401,909	1,386,586
Oasis Petroleum, Inc. (b)	513,906	6,917,175
Occidental Petroleum Corp.	1,480,195	118,223,175
ONEOK, Inc.	793,898	52,325,817
Overseas Shipholding Group, Inc. (b)	80,103	274,753
Pacific Ethanol, Inc. (b)	51,285	94,877
Panhandle Royalty Co. Class A	32,305	602,488
Par Pacific Holdings, Inc. (b)	53,028	1,076,999
Parsley Energy, Inc. Class A (b)	491,333	13,644,317
PBF Energy, Inc. Class A	226,592	11,764,657
PDC Energy, Inc. (b)	129,015	6,797,800
Peabody Energy Corp.	196,719	8,126,462
Penn Virginia Corp. (b)	26,001	2,312,529
Phillips 66 Co.	811,254	96,141,712
Pioneer Natural Resources Co.	330,465	57,732,236
QEP Resources, Inc. (b)	446,077	4,447,388
Ramaco Resources, Inc. (b)	3,779	30,043
Range Resources Corp. (a)	439,535	7,217,165
Renewable Energy Group, Inc. (a)(b)	62,786	1,692,083
Resolute Energy Corp. (a)(b)	38,744	1,277,002
Rex American Resources Corp. (b)	10,566	851,408
Ring Energy, Inc. (b)	109,353	1,290,365
Sanchez Energy Corp. (a)(b)	123,254	324,158
SandRidge Energy, Inc. (b)	72,603	1,151,484
SemGroup Corp. Class A	145,251	3,515,074
SilverBow Resources, Inc. (b)	10,559	325,851
SM Energy Co.	199,361	5,998,772
Southwestern Energy Co. (a)(b)	981,701	5,517,160
SRC Energy, Inc. (a)(b)	511,242	4,759,663
Talos Energy, Inc. (a)(b)	44,486	1,535,657
Targa Resources Corp.	423,778	23,337,454
Tellurian, Inc. (a)(b)	177,746	1,718,804
Tengasco, Inc. (b)	1,261	1,374
The Williams Companies, Inc.	2,295,420	67,921,478
Torchlight Energy Resources, Inc. (a)(b)	92,571	108,308
TransAtlantic Petroleum Ltd. (b)	18,382	31,801
U.S. Energy Corp. (b)	2,263	2,111
Ultra Petroleum Corp. (a)(b)	342,191	448,270
Uranium Energy Corp. (a)(b)	246,510	421,532
VAALCO Energy, Inc. (b)	93,861	227,144
Valero Energy Corp.	832,451	98,129,324
Vertex Energy, Inc. (b)	17,824	22,815
W&T Offshore, Inc. (b)	182,009	1,232,201
Westwater Resources, Inc. (b)	2,190	482
Whiting Petroleum Corp. (b)	173,178	8,816,492
WildHorse Resource Development Corp. (a)(b)	44,975	977,757
World Fuel Services Corp.	131,814	3,694,746
WPX Energy, Inc. (b)	763,651	14,562,825
Zion Oil & Gas, Inc. (a)(b)	91,553	169,373
		2,781,354,715

TOTAL ENERGY		3,229,447,104

FINANCIALS - 14.2%
Banks - 6.3%
1st Source Corp.	36,318	2,033,445
Access National Corp.	21,459	582,397
ACNB Corp.	3,789	135,646
Allegiance Bancshares, Inc. (b)	20,938	932,788
American National Bankshares, Inc.	2,748	113,080
Ameris Bancorp	90,826	4,509,511
Ames National Corp.	2,652	80,223
Arrow Financial Corp.	18,251	718,177
Associated Banc-Corp.	344,650	9,391,713
Atlantic Capital Bancshares, Inc. (b)	43,769	798,784
Banc of California, Inc.	80,001	1,612,020
BancFirst Corp.	35,422	2,259,924
Bancorp, Inc., Delaware (b)	97,581	978,737
BancorpSouth Bank	160,679	5,591,629
Bank of America Corp.	18,232,836	563,941,617
Bank of Commerce Holdings	29,023	374,397
Bank of Hawaii Corp.	99,587	8,278,667
Bank of Marin Bancorp	9,794	863,341
Bank of the Ozarks, Inc.	240,055	9,712,625
BankUnited, Inc.	207,169	8,036,086
Banner Corp.	61,987	3,987,624
Bar Harbor Bankshares	27,763	817,620
BB&T Corp.	1,511,868	78,103,101
BCB Bancorp, Inc.	17,750	263,588
Berkshire Hills Bancorp, Inc.	73,022	3,085,180
Blue Hills Bancorp, Inc.	49,471	1,137,833
BOK Financial Corp. (a)	55,786	5,720,854
Boston Private Financial Holdings, Inc.	170,375	2,461,919
Bridge Bancorp, Inc.	53,457	1,870,995
Brookline Bancorp, Inc., Delaware	166,351	3,019,271
Bryn Mawr Bank Corp.	36,473	1,779,882
Byline Bancorp, Inc. (b)	33,722	769,873
C & F Financial Corp.	2,353	146,592
Cadence Bancorp Class A	130,194	3,677,981
Cambridge Bancorp	6,912	618,831
Camden National Corp.	25,093	1,147,754
Capital City Bank Group, Inc.	8,375	205,355
Carolina Financial Corp.	39,610	1,629,952
Cathay General Bancorp	153,714	6,502,102
CB Financial Services, Inc.	603	19,356
CBTX, Inc.	7,433	271,825
Centerstate Banks of Florida, Inc.	112,474	3,443,954
Central Pacific Financial Corp.	60,455	1,712,690
Central Valley Community Bancorp	4,570	98,758
Century Bancorp, Inc. Class A (non-vtg.)	1,470	104,738
Chemical Financial Corp.	146,142	8,347,631
CIT Group, Inc.	226,547	12,287,909
Citigroup, Inc.	4,939,098	351,861,342
Citizens & Northern Corp.	8,777	245,844
Citizens Financial Group, Inc.	931,050	38,322,018
City Holding Co.	28,334	2,297,321
Civista Bancshares, Inc. (a)	10,636	253,988
CNB Financial Corp., Pennsylvania	22,243	685,752
CoBiz, Inc.	67,032	1,545,088
Columbia Banking Systems, Inc.	148,473	6,272,984
Comerica, Inc.	326,819	31,858,316
Commerce Bancshares, Inc.	203,445	14,456,802
Community Bank System, Inc.	104,083	6,883,009
Community Bankers Trust Corp. (b)	24,176	218,793
Community Financial Corp.	3,879	129,171
Community Trust Bancorp, Inc.	33,336	1,646,798
ConnectOne Bancorp, Inc.	58,487	1,441,705
Cullen/Frost Bankers, Inc.	121,517	13,475,020
Customers Bancorp, Inc. (b)	55,994	1,383,052
CVB Financial Corp.	206,313	4,961,828
Eagle Bancorp, Inc. (b)	65,114	3,506,389
East West Bancorp, Inc.	276,842	17,549,014
Enterprise Bancorp, Inc.	15,551	559,369
Enterprise Financial Services Corp.	42,931	2,417,015
Equity Bancshares, Inc. (b)	26,482	1,074,904
Evans Bancorp, Inc.	6,302	299,660
Farmers & Merchants Bancorp, Inc.	18,588	845,568
Farmers National Banc Corp.	66,489	1,053,851
FCB Financial Holdings, Inc. Class A (b)	85,791	4,443,974
Fidelity Southern Corp.	39,911	969,837
Fifth Third Bancorp	1,317,810	38,783,148
Financial Institutions, Inc.	23,952	773,650
First Bancorp, North Carolina	56,302	2,348,919
First Bancorp, Puerto Rico (b)	339,786	2,973,128
First Bancshares, Inc.	18,277	750,271
First Bank Hamilton New Jersey	19,927	284,956
First Busey Corp.	89,914	2,881,744
First Business Finance Services, Inc.	4,840	107,254
First Choice Bancorp (a)	11,848	321,673
First Citizen Bancshares, Inc.	17,547	8,335,000
First Commonwealth Financial Corp.	293,672	4,919,006
First Community Bancshares, Inc.	16,138	541,753
First Community Corp.	3,993	100,424
First Connecticut Bancorp, Inc.	24,108	764,224
First Financial Bancorp, Ohio	203,721	6,396,839
First Financial Bankshares, Inc. (a)	141,084	8,521,474
First Financial Corp., Indiana	19,844	1,020,974
First Financial Northwest, Inc.	4,251	74,222
First Foundation, Inc. (b)	55,932	904,980
First Hawaiian, Inc.	172,644	5,004,950
First Horizon National Corp.	627,383	11,556,395
First Internet Bancorp	13,171	414,228
First Interstate Bancsystem, Inc.	47,490	2,205,911
First Merchants Corp.	86,573	4,165,893
First Mid-Illinois Bancshares, Inc.	15,730	646,346
First Midwest Bancorp, Inc., Delaware	205,561	5,587,148
First Northwest Bancorp (b)	5,375	89,978
First of Long Island Corp.	41,744	910,019
First Republic Bank	311,307	31,625,678
First United Corp.	8,652	174,338
Flushing Financial Corp.	54,005	1,399,810
FNB Corp., Pennsylvania	709,792	9,546,702
Franklin Financial Network, Inc. (b)	20,997	811,534
Fulton Financial Corp.	371,843	6,767,543
German American Bancorp, Inc.	39,052	1,467,965
Glacier Bancorp, Inc.	160,846	7,347,445
Great Southern Bancorp, Inc.	24,910	1,477,163
Great Western Bancorp, Inc.	113,857	4,957,334
Green Bancorp, Inc.	56,100	1,346,400
Guaranty Bancorp	49,165	1,536,406
Guaranty Bancshares, Inc. Texas	2,629	82,682
Hancock Whitney Corp.	162,816	8,393,165
Hanmi Financial Corp.	61,810	1,613,241
HarborOne Bancorp, Inc. (b)	47,994	945,962
Heartland Financial U.S.A., Inc.	59,340	3,607,872
Heritage Commerce Corp.	73,335	1,161,626
Heritage Financial Corp., Washington	64,195	2,330,279
Hilltop Holdings, Inc.	152,809	3,170,787
Home Bancshares, Inc.	351,965	8,239,501
HomeTrust Bancshares, Inc. (b)	28,372	817,114
Hope Bancorp, Inc.	265,233	4,644,230
Horizon Bancorp, Inc. Indiana	110,052	2,248,362
Howard Bancorp, Inc. (b)	9,598	167,485
Huntington Bancshares, Inc.	2,130,346	34,532,909
IBERIABANK Corp.	109,468	9,485,402
Independent Bank Corp.	42,453	1,059,202
Independent Bank Corp., Massachusetts	57,790	5,264,669
Independent Bank Group, Inc.	38,579	2,671,596
International Bancshares Corp.	113,872	5,334,903
Investar Holding Corp.	8,384	230,141
Investors Bancorp, Inc.	516,646	6,613,069
JPMorgan Chase & Co.	6,584,233	754,421,417
KeyCorp	2,062,964	43,466,651
Lakeland Bancorp, Inc.	83,017	1,602,228
Lakeland Financial Corp.	50,591	2,492,619
LegacyTexas Financial Group, Inc.	83,607	3,868,496
Live Oak Bancshares, Inc. (a)	47,360	1,432,640
Luther Burbank Corp.	30,837	351,542
M&T Bank Corp.	281,584	49,882,606
Macatawa Bank Corp.	24,767	308,844
Mackinac Financial Corp.	1,739	28,433
MB Financial, Inc.	163,929	7,943,999
MBT Financial Corp.	19,637	215,025
Mercantile Bank Corp.	25,655	908,444
Merchants Bancorp/IN	14,909	389,274
Metropolitan Bank Holding Corp. (b)	4,468	184,260
Middlefield Banc Corp.	407	20,187
Midland States Bancorp, Inc.	35,184	1,211,385
Midsouth Bancorp, Inc.	23,289	357,486
MidWestOne Financial Group, Inc.	15,589	522,855
MutualFirst Financial, Inc.	20,181	766,878
National Bank Holdings Corp.	64,357	2,583,934
National Bankshares, Inc.	6,356	292,376
National Commerce Corp. (b)	28,066	1,234,904
NBT Bancorp, Inc.	92,219	3,733,025
Nicolet Bankshares, Inc. (b)	10,757	595,508
Northeast Bancorp	10,393	226,567
Northrim Bancorp, Inc.	7,659	341,208
Norwood Financial Corp. (a)	7,600	298,224
OFG Bancorp (a)	84,264	1,365,077
Ohio Valley Banc Corp.	4,212	177,536
Old Line Bancshares, Inc.	18,401	629,314
Old National Bancorp, Indiana	272,863	5,539,119
Old Point Financial Corp.	1,881	50,035
Old Second Bancorp, Inc.	47,209	729,379
Opus Bank	31,202	884,577
Origin Bancorp, Inc.	11,465	464,562
Orrstown Financial Services, Inc.	6,508	169,533
Pacific Mercantile Bancorp (b)	10,321	104,242
Pacific Premier Bancorp, Inc. (b)	71,645	2,833,560
PacWest Bancorp	249,776	12,611,190
Park National Corp.	28,727	3,164,279
Parke Bancorp, Inc.	2,161	49,811
PCSB Financial Corp.	61,717	1,266,433
Peapack-Gladstone Financial Corp.	31,072	1,038,116
Penns Woods Bancorp, Inc.	3,854	174,509
People's Utah Bancorp	31,031	1,121,771
Peoples Bancorp of North Carolina	4,241	129,435
Peoples Bancorp, Inc.	36,511	1,309,284
Peoples Financial Services Corp.	12,111	556,864
Peoples United Financial, Inc. (a)	659,838	12,213,601
Pinnacle Financial Partners, Inc.	140,084	9,042,422
PNC Financial Services Group, Inc.	909,698	130,578,051
Popular, Inc.	204,979	10,318,643
Preferred Bank, Los Angeles	26,157	1,601,070
Premier Financial Bancorp, Inc.	6,971	135,935
Prosperity Bancshares, Inc.	133,535	9,993,759
QCR Holdings, Inc.	31,102	1,352,937
Regions Financial Corp.	2,158,623	42,006,804
Reliant Bancorp, Inc.	9,372	258,199
Renasant Corp.	91,081	4,252,572
Republic Bancorp, Inc., Kentucky Class A	18,205	884,945
Republic First Bancorp, Inc. (b)	116,122	905,752
S&T Bancorp, Inc.	72,150	3,366,519
Sandy Spring Bancorp, Inc.	64,813	2,527,707
Sb One Bancorp	5,379	149,536
Seacoast Banking Corp., Florida (b)	89,289	2,823,318
ServisFirst Bancshares, Inc.	88,788	3,826,763
Shore Bancshares, Inc.	8,325	156,427
Sierra Bancorp	11,641	345,388
Signature Bank	106,700	12,349,458
Simmons First National Corp. Class A	162,360	5,130,576
SmartFinancial, Inc. (b)	7,194	176,829
South State Corp.	78,685	6,487,578
Southern First Bancshares, Inc. (b)	5,767	239,907
Southern National Bancorp of Virginia, Inc.	38,866	682,098
Southside Bancshares, Inc.	58,795	2,093,102
State Bank Financial Corp.	77,921	2,538,666
Sterling Bancorp	417,699	9,544,422
Stock Yards Bancorp, Inc.	42,120	1,630,044
Summit Financial Group, Inc.	7,690	193,788
SunTrust Banks, Inc.	895,304	65,858,562
SVB Financial Group (b)	101,960	32,907,590
Synovus Financial Corp.	230,632	11,545,438
TCF Financial Corp.	339,227	8,599,404
Texas Capital Bancshares, Inc. (b)	94,840	8,431,276
The Bank of Princeton	8,000	263,200
The First Bancorp, Inc.	17,759	519,984
Tompkins Financial Corp.	24,657	2,166,611
TowneBank	136,261	4,442,109
Trico Bancshares	52,436	2,038,712
TriState Capital Holdings, Inc. (b)	45,938	1,366,656
Triumph Bancorp, Inc. (b)	42,149	1,789,225
Trustmark Corp.	144,879	5,140,307
Two River Bancorp	3,500	59,710
U.S. Bancorp	3,031,284	164,022,777
UMB Financial Corp.	85,559	6,437,459
Umpqua Holdings Corp.	414,883	8,878,496
Union Bankshares Corp.	104,822	4,360,595
Union Bankshares, Inc.	1,824	95,760
United Bankshares, Inc., West Virginia (a)	204,098	8,041,461
United Community Bank, Inc.	153,700	4,663,258
United Security Bancshares, California	5,985	66,434
Unity Bancorp, Inc.	5,913	144,277
Univest Corp. of Pennsylvania	62,745	1,788,233
Valley National Bancorp	559,166	6,737,950
Veritex Holdings, Inc. (b)	31,035	950,292
Washington Trust Bancorp, Inc.	28,271	1,696,260
Webster Financial Corp.	186,178	12,172,318
Wells Fargo & Co.	8,488,979	496,435,492
WesBanco, Inc.	113,831	5,617,560
West Bancorp., Inc.	59,222	1,430,211
Westamerica Bancorp. (a)	55,111	3,528,757
Western Alliance Bancorp. (b)	198,761	11,458,572
Wintrust Financial Corp.	115,693	10,244,615
Zions Bancorporation (a)	371,767	19,811,463
		3,662,860,890
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	105,675	15,438,061
Ameriprise Financial, Inc.	279,840	39,726,086
Arlington Asset Investment Corp. (a)	57,340	583,148
Artisan Partners Asset Management, Inc.	93,464	3,098,332
Ashford, Inc.	1,254	114,603
Associated Capital Group, Inc.	6,083	227,504
B. Riley Financial, Inc.	27,353	626,384
Bank of New York Mellon Corp.	1,955,270	101,967,331
BGC Partners, Inc. Class A	505,535	6,278,745
BlackRock, Inc. Class A	238,101	114,064,665
Blucora, Inc. (b)	88,148	3,190,958
Brighthouse Financial, Inc. (b)	228,459	9,483,333
Cboe Global Markets, Inc.	218,384	22,013,107
Charles Schwab Corp.	2,323,120	117,991,265
CME Group, Inc.	660,444	115,399,380
Cohen & Co., Inc. (a)	688	6,680
Cohen & Steers, Inc.	44,690	1,857,763
Cowen Group, Inc. Class A (a)(b)	62,267	946,458
Diamond Hill Investment Group, Inc.	6,333	1,181,674
E*TRADE Financial Corp. (b)	503,457	29,633,479
Eaton Vance Corp. (non-vtg.)	232,580	12,263,943
Evercore, Inc. Class A	78,707	8,354,748
FactSet Research Systems, Inc.	74,889	17,178,788
Federated Investors, Inc. Class B (non-vtg.)	183,966	4,260,653
Franklin Resources, Inc.	629,432	19,978,172
Gain Capital Holdings, Inc.	33,946	250,182
GAMCO Investors, Inc. Class A	6,919	178,856
Goldman Sachs Group, Inc.	679,048	161,484,405
Great Elm Capital Group, Inc. (b)	8,360	25,916
Greenhill & Co., Inc.	46,751	1,285,653
Hamilton Lane, Inc. Class A	41,047	2,002,273
Houlihan Lokey	64,542	3,035,410
Interactive Brokers Group, Inc.	140,548	8,736,464
IntercontinentalExchange, Inc.	1,120,668	85,428,522
INTL FCStone, Inc. (b)	29,684	1,655,180
Invesco Ltd.	799,281	19,262,672
Investment Technology Group, Inc.	64,820	1,418,262
Janus Henderson Group PLC	347,666	9,821,565
Ladenburg Thalmann Financial Services, Inc.	156,020	538,269
Lazard Ltd. Class A	257,133	12,378,383
Legg Mason, Inc.	170,788	5,328,586
LPL Financial	171,304	11,347,177
Manning & Napier, Inc. Class A	21,800	63,220
MarketAxess Holdings, Inc.	73,407	13,934,117
Moelis & Co. Class A	94,020	5,457,861
Moody's Corp.	324,244	57,721,917
Morgan Stanley	2,628,148	128,332,467
Morningstar, Inc.	38,287	5,449,006
MSCI, Inc.	171,311	30,880,521
Northern Trust Corp.	409,432	43,997,563
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,317	602,690
Piper Jaffray Companies	27,505	2,117,885
PJT Partners, Inc.	43,421	2,514,944
Pzena Investment Management, Inc.	7,036	63,887
Raymond James Financial, Inc.	249,930	23,253,487
S&P Global, Inc.	485,690	100,562,115
Safeguard Scientifics, Inc. (b)	29,758	306,507
SEI Investments Co.	261,551	16,498,637
Silvercrest Asset Management Group Class A	6,008	95,227
State Street Corp.	709,528	61,665,078
Stifel Financial Corp.	140,452	7,847,053
T. Rowe Price Group, Inc.	466,817	54,099,422
TD Ameritrade Holding Corp.	528,722	30,967,248
The NASDAQ OMX Group, Inc.	225,473	21,519,143
TheStreet.com, Inc. (b)	3,696	7,725
U.S. Global Investments, Inc. Class A	7,637	12,372
Virtu Financial, Inc. Class A	124,113	2,705,663
Virtus Investment Partners, Inc.	12,698	1,638,042
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,139,316
Westwood Holdings Group, Inc.	13,598	782,293
WisdomTree Investments, Inc.	238,661	1,961,793
		1,588,240,234
Consumer Finance - 0.8%
Ally Financial, Inc.	819,334	22,023,698
American Express Co.	1,386,151	146,904,283
Asta Funding, Inc. (b)	4,468	16,532
Atlanticus Holdings Corp. (b)	35,598	100,386
Capital One Financial Corp.	939,357	93,080,885
Consumer Portfolio Services, Inc. (b)	11,930	46,050
Credit Acceptance Corp. (a)(b)	24,306	11,100,793
CURO Group Holdings Corp. (b)	18,059	557,301
Discover Financial Services	677,916	52,958,798
Elevate Credit, Inc. (b)	22,390	209,570
Encore Capital Group, Inc. (a)(b)	60,800	2,356,000
Enova International, Inc. (b)	64,170	2,130,444
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,107	1,166,688
First Cash Financial Services, Inc.	90,535	7,360,496
Green Dot Corp. Class A (b)	90,601	7,761,788
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (a)(b)	748,051	2,700,464
Navient Corp.	516,185	7,040,763
Nelnet, Inc. Class A	39,295	2,265,357
Nicholas Financial, Inc. (b)	5,705	67,148
OneMain Holdings, Inc. (b)	149,135	5,473,255
PRA Group, Inc. (a)(b)	88,617	3,238,951
Regional Management Corp. (b)	15,900	529,947
Santander Consumer U.S.A. Holdings, Inc.	224,182	4,837,848
SLM Corp. (b)	852,196	9,987,737
Synchrony Financial	1,357,490	42,991,708
World Acceptance Corp. (b)	10,919	1,295,103
		428,201,993
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	81,949	2,216,720
Alteryx, Inc. (a)(b)	48,068	2,790,347
AXA Equitable Holdings, Inc. (a)	268,738	6,167,537
Berkshire Hathaway, Inc. Class B (b)	3,717,453	775,906,790
Cannae Holdings, Inc. (b)	143,529	2,790,204
Columbia Financial, Inc.	137,378	2,325,810
ConvergeOne Holdings, Inc.	64,014	585,088
Donnelley Financial Solutions, Inc. (b)	71,378	1,491,086
FB Financial Corp.	34,670	1,524,787
FGL Holdings Class A (a)(b)	329,409	2,869,152
Granite Point Mortgage Trust, Inc.	74,859	1,432,801
Jefferies Financial Group, Inc.	592,981	13,769,019
Marlin Business Services Corp.	14,103	403,346
On Deck Capital, Inc. (b)	74,269	610,491
Rafael Holdings, Inc. (b)	22,382	210,838
RBB Bancorp	9,470	271,316
Sachem Capital Corp.	200	848
Senseonics Holdings, Inc. (a)(b)	167,851	684,832
Victory Capital Holdings, Inc. (b)	5,281	52,176
Voya Financial, Inc.	317,767	15,910,594
		832,013,782
Insurance - 2.6%
AFLAC, Inc.	1,487,544	68,784,035
Alleghany Corp.	30,712	19,403,227
Allstate Corp.	674,538	67,838,287
AMBAC Financial Group, Inc. (b)	94,134	1,989,051
American Equity Investment Life Holding Co.	169,504	6,286,903
American Financial Group, Inc.	132,219	14,723,908
American International Group, Inc.	1,739,360	92,481,771
American National Insurance Co.	20,619	2,646,242
Amerisafe, Inc.	34,393	2,194,273
AmTrust Financial Services, Inc.	184,814	2,687,196
Aon PLC	475,274	69,180,883
Arch Capital Group Ltd. (b)	784,551	23,983,724
Argo Group International Holdings, Ltd.	67,203	4,280,831
Arthur J. Gallagher & Co.	353,316	25,488,216
Aspen Insurance Holdings Ltd.	121,428	4,996,762
Assurant, Inc.	101,576	10,444,044
Assured Guaranty Ltd.	219,846	8,956,526
Athene Holding Ltd. (b)	241,964	12,015,932
Atlas Financial Holdings, Inc. (b)	9,356	95,899
Axis Capital Holdings Ltd.	162,387	9,340,500
Brown & Brown, Inc.	445,039	13,564,789
Chubb Ltd.	901,422	121,908,311
Cincinnati Financial Corp.	296,401	22,725,065
Citizens, Inc. Class A (a)(b)	65,561	550,712
CNA Financial Corp.	74,168	3,330,143
CNO Financial Group, Inc.	338,474	7,314,423
Crawford & Co. Class B	31,537	275,003
Donegal Group, Inc. Class A	8,008	115,716
eHealth, Inc. (b)	29,798	869,804
EMC Insurance Group	9,582	246,066
Employers Holdings, Inc.	65,170	2,988,045
Enstar Group Ltd. (b)	22,560	4,816,560
Erie Indemnity Co. Class A	43,603	5,386,279
Everest Re Group Ltd.	78,647	17,539,854
FBL Financial Group, Inc. Class A	19,372	1,575,912
Fednat Holding Co.	19,431	511,035
First American Financial Corp.	219,174	12,462,234
FNF Group	535,809	21,485,941
Genworth Financial, Inc. Class A (b)	956,877	4,449,478
Global Indemnity Ltd.	13,709	540,546
Greenlight Capital Re, Ltd. (b)	60,650	779,353
Hallmark Financial Services, Inc. (b)	10,337	116,085
Hanover Insurance Group, Inc.	83,897	10,276,544
Hartford Financial Services Group, Inc.	689,332	34,721,653
HCI Group, Inc.	13,167	533,264
Health Insurance Innovations, Inc. (a)(b)	22,858	1,209,188
Heritage Insurance Holdings, Inc.	60,181	881,652
Horace Mann Educators Corp.	79,807	3,695,064
Independence Holding Co.	16,014	564,494
Investors Title Co.	1,743	338,142
James River Group Holdings Ltd.	60,694	2,485,419
Kemper Corp.	120,550	9,806,743
Kingstone Companies, Inc.	9,045	167,785
Kinsale Capital Group, Inc.	39,379	2,393,062
Lincoln National Corp.	425,807	27,924,423
Loews Corp.	504,188	25,365,698
Maiden Holdings Ltd.	125,108	475,410
Markel Corp. (b)	27,302	33,002,658
Marsh & McLennan Companies, Inc.	978,782	82,834,321
MBIA, Inc. (a)(b)	208,068	2,136,858
Mercury General Corp.	75,263	4,056,676
MetLife, Inc.	1,961,314	90,004,699
National General Holdings Corp.	122,077	3,333,923
National Western Life Group, Inc.	4,567	1,488,614
Navigators Group, Inc.	43,776	3,064,320
NI Holdings, Inc. (b)	13,749	232,083
Old Republic International Corp.	496,118	11,003,897
Primerica, Inc.	84,609	10,343,450
Principal Financial Group, Inc.	513,933	28,363,962
ProAssurance Corp.	109,792	5,308,443
Progressive Corp.	1,119,628	75,608,479
Protective Insurance Corp. Class B	12,738	299,343
Prudential Financial, Inc.	810,829	79,663,949
Reinsurance Group of America, Inc.	124,322	17,759,398
RenaissanceRe Holdings Ltd.	80,100	10,650,096
RLI Corp.	76,037	5,852,568
Safety Insurance Group, Inc.	29,545	2,857,002
Selective Insurance Group, Inc.	116,319	7,467,680
State Auto Financial Corp.	27,464	862,095
Stewart Information Services Corp.	44,220	1,980,172
The Travelers Companies, Inc.	520,356	68,478,850
Third Point Reinsurance Ltd. (b)	151,089	2,024,593
Tiptree, Inc.	33,155	215,508
Torchmark Corp.	199,059	17,501,267
Trupanion, Inc. (a)(b)	42,348	1,617,270
United Fire Group, Inc.	40,895	2,025,529
United Insurance Holdings Corp.	34,862	726,175
Universal Insurance Holdings, Inc.	62,678	2,795,439
Unum Group	430,125	15,863,010
W.R. Berkley Corp.	186,079	14,562,543
White Mountains Insurance Group Ltd.	5,823	5,403,453
Willis Group Holdings PLC	253,154	37,281,990
XL Group Ltd.	494,933	28,404,205
		1,487,282,623
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	51,250	963,500
AGNC Investment Corp.	902,240	17,160,605
American Capital Mortgage Investment Corp.	77,847	1,525,801
Annaly Capital Management, Inc.	2,223,022	23,608,494
Anworth Mortgage Asset Corp.	251,516	1,227,398
Apollo Commercial Real Estate Finance, Inc.	198,735	3,861,421
Arbor Realty Trust, Inc. (a)	149,308	1,830,516
Ares Commercial Real Estate Corp.	44,112	644,917
Armour Residential REIT, Inc.	78,889	1,855,469
Blackstone Mortgage Trust, Inc. (a)	218,615	7,446,027
Capstead Mortgage Corp.	189,470	1,591,548
Cherry Hill Mortgage Investment Corp.	12,023	223,628
Chimera Investment Corp.	389,423	7,254,950
Dynex Capital, Inc.	127,368	816,429
Ellington Residential Mortgage REIT	15,540	183,683
Exantas Capital Corp.	55,796	661,183
Great Ajax Corp.	20,136	274,655
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	2,086,555
Hunt Companies Finance Trust I (a)	6,106	21,921
Invesco Mortgage Capital, Inc.	207,984	3,375,580
KKR Real Estate Finance Trust, Inc.	61,897	1,312,216
Ladder Capital Corp. Class A	204,015	3,543,741
MFA Financial, Inc.	890,541	6,821,544
New Residential Investment Corp.	635,458	11,800,455
New York Mortgage Trust, Inc. (a)	227,021	1,452,934
Orchid Island Capital, Inc. (a)	113,192	898,744
Owens Realty Mortgage, Inc. (a)	54,252	895,158
PennyMac Mortgage Investment Trust	137,871	2,754,663
Redwood Trust, Inc.	147,922	2,511,716
Starwood Property Trust, Inc.	508,786	11,208,556
Two Harbors Investment Corp.	468,829	7,323,109
Western Asset Mortgage Capital Corp.	88,849	988,889
ZAIS Financial Corp.	18,554	318,201
		128,444,206
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12,871	1,215,666
Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	19,300	307,835
Beneficial Bancorp, Inc.	178,014	3,133,046
BofI Holding, Inc. (a)(b)	104,951	3,908,375
BSB Bancorp, Inc. (b)	6,958	231,701
Capitol Federal Financial, Inc.	317,152	4,189,578
Charter Financial Corp.	26,857	669,008
Coastway Bancorp, Inc. (b)	4,955	137,501
Dime Community Bancshares, Inc.	65,979	1,197,519
Entegra Financial Corp. (b)	3,030	83,325
ESSA Bancorp, Inc.	4,298	69,112
Essent Group Ltd. (b)	166,676	7,227,071
Farmer Mac Class C (non-vtg.)	19,331	1,489,840
First Defiance Financial Corp.	36,462	1,166,419
Flagstar Bancorp, Inc. (b)	55,871	1,846,537
FS Bancorp, Inc.	3,111	181,465
Hingham Institution for Savings	2,103	456,372
Home Bancorp, Inc.	8,218	375,974
HomeStreet, Inc. (b)	54,010	1,590,595
Impac Mortgage Holdings, Inc. (a)(b)	22,924	171,472
Kearny Financial Corp.	223,951	3,068,129
Lendingtree, Inc. (a)(b)	15,340	3,886,389
Malvern Bancorp, Inc. (a)(b)	6,089	149,789
Meridian Bancorp, Inc. Maryland	112,706	2,017,437
Meta Financial Group, Inc.	16,728	1,448,645
MGIC Investment Corp. (b)	722,209	9,186,498
New York Community Bancorp, Inc. (a)	991,185	10,675,062
NMI Holdings, Inc. (b)	118,639	2,562,602
Northfield Bancorp, Inc.	77,835	1,267,154
Northwest Bancshares, Inc.	218,925	3,988,814
OceanFirst Financial Corp.	74,436	2,173,531
Ocwen Financial Corp. (b)	226,819	948,103
Oritani Financial Corp.	122,108	1,978,150
PennyMac Financial Services, Inc.	43,564	921,379
PHH Corp. (b)	94,843	1,029,047
Poage Bankshares, Inc.	2,365	62,318
Provident Financial Holdings, Inc.	3,066	56,414
Provident Financial Services, Inc.	132,445	3,341,587
Radian Group, Inc.	410,077	8,336,865
Riverview Bancorp, Inc.	10,064	99,130
Security National Financial Corp. Class A	12,342	64,796
SI Financial Group, Inc.	5,231	72,449
Southern Missouri Bancorp, Inc.	5,377	215,080
Sterling Bancorp, Inc.	29,919	366,508
Territorial Bancorp, Inc.	13,244	395,731
TFS Financial Corp.	199,797	3,084,866
Timberland Bancorp, Inc.	5,712	202,833
Trustco Bank Corp., New York	182,946	1,692,251
United Community Financial Corp.	86,143	891,580
United Financial Bancorp, Inc. New	98,895	1,757,364
Walker & Dunlop, Inc.	62,162	3,387,829
Washington Federal, Inc.	184,491	6,291,143
Waterstone Financial, Inc.	43,917	742,197
Westfield Financial, Inc.	33,310	354,752
WMI Holdings Corp. (b)	665,894	1,005,500
WSFS Financial Corp.	63,718	3,109,438
		109,264,105

TOTAL FINANCIALS		8,237,523,499

HEALTH CARE - 14.2%
Biotechnology - 3.0%
AbbVie, Inc.	2,937,285	281,920,614
Abeona Therapeutics, Inc. (a)(b)	62,198	957,849
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	2,621,002
Acceleron Pharma, Inc. (b)	75,443	4,075,431
Achaogen, Inc. (a)(b)	54,118	286,284
Achillion Pharmaceuticals, Inc. (b)	264,408	912,208
Acorda Therapeutics, Inc. (b)	101,836	2,932,877
Actinium Pharmaceuticals, Inc. (b)	38,656	24,740
Adamas Pharmaceuticals, Inc. (a)(b)	38,351	883,224
ADMA Biologics, Inc. (b)	34,956	223,369
Aduro Biotech, Inc. (a)(b)	81,702	604,595
Advaxis, Inc. (b)	48,573	70,431
Adverum Biotechnologies, Inc. (b)	72,964	554,526
Aeglea BioTherapeutics, Inc. (a)(b)	26,323	287,710
Aevi Genomic Medicine, Inc. (b)	41,669	52,086
Agenus, Inc. (a)(b)	138,167	305,349
Agios Pharmaceuticals, Inc. (a)(b)	97,937	7,905,475
Aimmune Therapeutics, Inc. (b)	78,694	2,196,350
Akebia Therapeutics, Inc. (b)	89,194	732,283
Albireo Pharma, Inc. (b)	13,977	483,325
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,963,832
Aldeyra Therapeutics, Inc. (b)	22,510	190,210
Alexion Pharmaceuticals, Inc. (b)	431,789	52,781,887
Alkermes PLC (a)(b)	298,449	13,382,453
Allena Pharmaceuticals, Inc. (b)	8,811	96,040
Alnylam Pharmaceuticals, Inc. (b)	164,063	20,125,608
Alpine Immune Sciences, Inc. (b)	12,084	81,204
Altimmune, Inc. (a)(b)	5,138	1,644
AMAG Pharmaceuticals, Inc. (a)(b)	66,217	1,615,695
Amgen, Inc.	1,291,967	258,147,926
Amicus Therapeutics, Inc. (a)(b)	366,758	4,943,898
AnaptysBio, Inc. (b)	27,845	2,468,181
Anavex Life Sciences Corp. (a)(b)	69,965	186,807
Apellis Pharmaceuticals, Inc. (b)	66,063	1,278,980
Applied Genetic Technologies Corp. (b)	14,097	62,732
Aptevo Therapeutics, Inc. (b)	25,681	141,759
AquaBounty Technologies, Inc. (b)	1,372	4,061
Aquinox Pharmaceuticals, Inc. (b)	41,529	129,570
Arcus Biosciences, Inc. (a)	6,872	98,957
Ardelyx, Inc. (b)	110,323	474,389
Arena Pharmaceuticals, Inc. (b)	95,520	3,709,997
ArQule, Inc. (b)	197,124	1,306,932
Array BioPharma, Inc. (b)	398,574	6,205,797
Arrowhead Pharmaceuticals, Inc. (a)(b)	177,530	2,620,343
Arsanis, Inc. (b)	8,493	19,449
Asterias Biotherapeutics, Inc. (a)(b)	24,436	37,876
Atara Biotherapeutics, Inc. (a)(b)	89,519	3,665,803
Athersys, Inc. (a)(b)	261,347	538,375
aTyr Pharma, Inc. (b)	6,529	4,713
Audentes Therapeutics, Inc. (b)	53,376	1,942,886
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	493,290
Avid Bioservices, Inc. (b)	85,182	623,532
Bellicum Pharmaceuticals, Inc. (a)(b)	75,895	548,721
Biocept, Inc. (b)	2,199	7,740
BioCryst Pharmaceuticals, Inc. (a)(b)	198,969	1,424,618
Biogen, Inc. (b)	408,820	144,513,782
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	57,394	2,172,937
BioMarin Pharmaceutical, Inc. (b)	340,364	34,029,593
Biospecifics Technologies Corp. (b)	19,816	1,062,930
BioTime, Inc. (a)(b)	346,441	952,713
bluebird bio, Inc. (a)(b)	102,592	17,266,234
Blueprint Medicines Corp. (b)	74,628	5,721,729
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	60,968
Calithera Biosciences, Inc. (b)	45,690	249,011
Calyxt, Inc. (a)(b)	10,855	183,775
Cancer Genetics, Inc. (a)(b)	9,725	8,805
Capricor Therapeutics, Inc. (a)(b)	31,524	38,144
Cara Therapeutics, Inc. (a)(b)	69,866	1,409,197
CareDx, Inc. (b)	60,104	1,461,128
CASI Pharmaceuticals, Inc. (b)	84,183	585,072
Catalyst Biosciences, Inc. (b)	23,199	253,565
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	696,859
Cel-Sci Corp. (a)(b)	25,753	69,018
Celcuity, Inc. (b)	1,151	28,453
Celgene Corp. (b)	1,365,300	128,952,585
Celldex Therapeutics, Inc. (b)	215,095	107,978
Cellular Biomedicine Group, Inc. (a)(b)	19,712	418,880
Celsion Corp. (b)	10,668	30,404
ChemoCentryx, Inc. (b)	36,062	475,297
Chimerix, Inc. (b)	63,824	254,658
Cidara Therapeutics, Inc. (a)(b)	11,887	50,520
Cleveland Biolabs, Inc. (a)(b)	1,776	3,392
Clovis Oncology, Inc. (b)	98,725	3,529,419
Co.-Diagnostics, Inc. (b)	7,929	25,214
CohBar, Inc. (a)(b)	86,892	455,314
Coherus BioSciences, Inc. (b)	100,702	2,029,145
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	205,006
Concert Pharmaceuticals, Inc. (b)	25,754	406,141
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	97,055	567,772
Corvus Pharmaceuticals, Inc. (b)	20,017	219,386
CTI BioPharma Corp. (b)	94,910	178,431
Cue Biopharma, Inc. (a)(b)	17,423	167,609
Curis, Inc. (b)	35,800	60,860
Cyclacel Pharmaceuticals, Inc. (b)	960	1,469
Cytokinetics, Inc. (b)	89,621	708,006
CytomX Therapeutics, Inc. (b)	82,255	1,849,915
Cytori Therapeutics, Inc. (a)(b)	1,078	563
CytRx Corp. (a)(b)	40,644	45,928
Deciphera Pharmaceuticals, Inc. (a)(b)	27,445	1,015,191
Denali Therapeutics, Inc. (a)(b)	28,737	564,107
Dicerna Pharmaceuticals, Inc. (b)	41,758	661,864
Dyax Corp. rights 12/31/19 (b)(c)	200,675	802,700
Dynavax Technologies Corp. (a)(b)	101,676	1,408,213
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,029,622
Edge Therapeutics, Inc. (b)	50,398	44,854
Editas Medicine, Inc. (a)(b)	75,932	2,492,848
Eiger Biopharmaceuticals, Inc. (b)	19,778	255,136
Emergent BioSolutions, Inc. (b)	74,721	4,632,702
Enanta Pharmaceuticals, Inc. (b)	29,541	2,686,163
Epizyme, Inc. (a)(b)	93,334	1,101,341
Esperion Therapeutics, Inc. (a)(b)	38,782	1,919,321
Exact Sciences Corp. (a)(b)	238,198	17,838,648
Exelixis, Inc. (b)	539,055	10,128,843
Fate Therapeutics, Inc. (a)(b)	88,933	1,146,346
Fibrocell Science, Inc. (a)(b)	2,592	5,132
FibroGen, Inc. (b)	152,796	9,343,475
Five Prime Therapeutics, Inc. (b)	76,988	1,077,832
Flexion Therapeutics, Inc. (a)(b)	70,183	1,607,191
Fortress Biotech, Inc. (a)(b)	43,908	86,499
Galectin Therapeutics, Inc. (a)(b)	56,076	362,812
Genocea Biosciences, Inc. (a)(b)	59,471	38,061
Genomic Health, Inc. (b)	39,004	2,385,875
GenVec, Inc. rights (b)(c)	814	0
Geron Corp. (a)(b)	355,017	2,034,247
Gilead Sciences, Inc.	2,521,527	190,955,240
Global Blood Therapeutics, Inc. (a)(b)	93,955	4,599,097
GlycoMimetics, Inc. (a)(b)	63,039	927,934
GTx, Inc. (b)	20,485	490,001
Halozyme Therapeutics, Inc. (a)(b)	263,841	4,857,313
Heat Biologics, Inc. (b)	27,222	56,077
Hemispherx Biopharma, Inc. (b)	10,898	2,997
Heron Therapeutics, Inc. (b)	138,379	5,334,510
Homology Medicines, Inc. (a)(b)	23,470	390,776
iBio, Inc. (a)(b)	4,036	3,349
Idera Pharmaceuticals, Inc. (a)(b)	39,263	410,691
Immune Design Corp. (b)	68,872	261,714
ImmunoCellular Therapeutics Ltd. (b)	1,048	246
ImmunoGen, Inc. (a)(b)	279,867	2,851,845
Immunomedics, Inc. (a)(b)	306,809	8,210,209
Incyte Corp. (b)	343,065	25,355,934
Infinity Pharmaceuticals, Inc. (a)(b)	82,811	187,153
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	808,520
Insmed, Inc. (a)(b)	145,963	2,909,043
Insys Therapeutics, Inc. (a)(b)	45,156	422,209
Intellia Therapeutics, Inc. (a)(b)	43,137	1,334,227
Intercept Pharmaceuticals, Inc. (a)(b)	39,366	4,401,119
Intrexon Corp. (a)(b)	138,526	2,130,530
Invitae Corp. (b)	122,521	1,814,536
Ionis Pharmaceuticals, Inc. (a)(b)	264,796	12,098,529
Iovance Biotherapeutics, Inc. (b)	176,766	3,128,758
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	274,281	5,277,166
IsoRay, Inc. (b)	57,047	29,180
ITUS Corp. (b)	25,229	96,122
Jounce Therapeutics, Inc. (a)(b)	10,322	81,028
Kadmon Holdings, Inc. (b)	207,825	895,726
Kalvista Pharmaceuticals, Inc. (b)	508	8,636
Karyopharm Therapeutics, Inc. (b)	92,956	1,956,724
Keryx Biopharmaceuticals, Inc. (a)(b)	230,453	785,845
Kindred Biosciences, Inc. (b)	55,110	821,139
Krystal Biotech, Inc.	3,314	54,383
Kura Oncology, Inc. (a)(b)	53,689	1,100,625
La Jolla Pharmaceutical Co. (a)(b)	42,577	980,974
Leap Therapeutics, Inc. (b)	2,828	20,842
Lexicon Pharmaceuticals, Inc. (a)(b)	97,066	1,123,054
Ligand Pharmaceuticals, Inc. Class B (a)(b)	41,449	10,763,891
Loxo Oncology, Inc. (a)(b)	43,871	7,413,322
Macrogenics, Inc. (a)(b)	77,366	1,691,994
Madrigal Pharmaceuticals, Inc. (a)(b)	15,700	3,755,597
MannKind Corp. (a)(b)	225,599	248,159
Matinas BioPharma Holdings, Inc. (b)	91,988	42,314
MediciNova, Inc. (a)(b)	72,252	879,307
MEI Pharma, Inc. (b)	62,189	259,950
Menlo Therapeutics, Inc. (b)	14,423	110,769
Merrimack Pharmaceuticals, Inc. (b)	22,287	131,939
MiMedx Group, Inc. (a)(b)	199,106	1,055,262
Minerva Neurosciences, Inc. (b)	51,124	531,690
Miragen Therapeutics, Inc. (b)	39,491	245,239
Mirati Therapeutics, Inc. (a)(b)	60,609	3,427,439
Molecular Templates, Inc. (b)	11,026	63,510
Moleculin Biotech, Inc. (a)(b)	37,484	64,472
Momenta Pharmaceuticals, Inc. (b)	152,669	4,045,729
Myriad Genetics, Inc. (b)	137,462	6,844,233
NanoViricides, Inc. (b)	32,620	13,704
NantKwest, Inc. (a)(b)	76,001	257,643
Natera, Inc. (b)	66,582	1,840,326
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	26,130
Neuralstem, Inc. (a)(b)	8,195	9,998
Neurocrine Biosciences, Inc. (b)	173,976	21,390,349
NewLink Genetics Corp. (b)	41,496	128,638
Novavax, Inc. (a)(b)	677,219	1,056,462
Ohr Pharmaceutical, Inc. (b)	32,314	6,301
OncoCyte Corp. (a)(b)	3,324	8,476
OncoGenex Pharmaceuticals, Inc. (b)	96	289
OncoMed Pharmaceuticals, Inc. (b)	27,577	63,427
OncoSec Medical, Inc. (a)(b)	44,952	67,428
Ophthotech Corp. (b)	50,366	128,937
Opko Health, Inc. (a)(b)	712,532	4,218,189
Oragenics, Inc. (b)	998	429
Organovo Holdings, Inc. (a)(b)	337,362	435,197
OvaScience, Inc. (b)	60,110	46,525
Palatin Technologies, Inc. (a)(b)	331,257	334,570
PDL BioPharma, Inc. (a)(b)	309,517	749,031
Pfenex, Inc. (b)	46,697	246,560
Polarityte, Inc. (a)(b)	30,906	883,293
Portola Pharmaceuticals, Inc. (a)(b)	128,424	3,833,456
Progenics Pharmaceuticals, Inc. (a)(b)	161,932	1,267,928
Protagonist Therapeutics, Inc. (b)	52,263	503,293
Proteon Therapeutics, Inc. (b)	5,515	12,960
Proteostasis Therapeutics, Inc. (a)(b)	55,664	149,736
Prothena Corp. PLC (a)(b)	73,253	1,114,911
PTC Therapeutics, Inc. (b)	75,018	3,131,251
Puma Biotechnology, Inc. (a)(b)	65,071	2,859,870
Ra Pharmaceuticals, Inc. (b)	19,587	238,961
Radius Health, Inc. (a)(b)	76,029	1,563,917
Recro Pharma, Inc. (b)	20,797	132,685
Regeneron Pharmaceuticals, Inc. (b)	149,758	60,914,067
REGENXBIO, Inc. (b)	55,760	3,928,292
Regulus Therapeutics, Inc. (a)(b)	85,834	19,888
Repligen Corp. (a)(b)	69,352	3,806,038
Retrophin, Inc. (b)	82,684	2,620,256
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	72,753
Rigel Pharmaceuticals, Inc. (b)	307,310	1,047,927
Riot Blockchain, Inc. (a)	24,575	154,823
Rocket Pharmaceuticals, Inc. (b)	29,667	707,558
Sage Therapeutics, Inc. (b)	89,840	14,757,118
Sangamo Therapeutics, Inc. (a)(b)	201,742	3,681,792
Sarepta Therapeutics, Inc. (a)(b)	117,669	16,243,029
Savara, Inc. (a)(b)	55,437	651,939
Seattle Genetics, Inc. (a)(b)	204,324	15,683,910
Selecta Biosciences, Inc. (a)(b)	13,681	185,514
Sellas Life Sciences Group, Inc. (b)	425	459
Seres Therapeutics, Inc. (a)(b)	32,924	289,073
Sesen Bio, Inc. (b)	98,188	219,941
Sienna Biopharmaceuticals, Inc. (a)(b)	4,913	81,851
Solid Biosciences, Inc. (b)	19,788	844,354
Sophiris Bio, Inc. (a)(b)	57,410	184,286
Sorrento Therapeutics, Inc. (a)(b)	175,528	974,180
Spark Therapeutics, Inc. (a)(b)	61,662	3,798,996
Spectrum Pharmaceuticals, Inc. (b)	181,664	3,911,226
Spring Bank Pharmaceuticals, Inc. (b)	9,145	129,768
Stemline Therapeutics, Inc. (b)	50,071	856,214
Sunesis Pharmaceuticals, Inc. (a)(b)	29,991	65,380
Surface Oncology, Inc.	10,117	98,135
Syndax Pharmaceuticals, Inc. (b)	33,111	256,941
Synergy Pharmaceuticals, Inc. (a)(b)	423,445	825,718
Synlogic, Inc. (b)	24,107	255,052
Synthetic Biologics, Inc. (a)(b)	2,423	6,954
Syros Pharmaceuticals, Inc. (b)	33,143	407,327
T2 Biosystems, Inc. (b)	79,564	519,553
Tapimmune, Inc. (a)(b)	8,155	70,296
Tenax Therapeutics, Inc. (b)	69	371
TESARO, Inc. (a)(b)	70,613	2,291,392
TG Therapeutics, Inc. (a)(b)	115,447	1,466,177
Tocagen, Inc. (a)(b)	8,584	83,694
TONIX Pharmaceuticals Holding (b)	1,717	1,837
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	8,633
Trevena, Inc. (a)(b)	130,021	234,038
Trovagene, Inc. (a)(b)	2,821	2,313
Ultragenyx Pharmaceutical, Inc. (b)	88,686	7,514,365
United Therapeutics Corp. (b)	85,357	10,498,057
UNITY Biotechnology, Inc. (a)	7,256	138,299
Unum Therapeutics, Inc. (a)	16,295	265,771
Vanda Pharmaceuticals, Inc. (b)	103,474	1,999,635
Vaxart, Inc. (a)(b)	4,190	12,780
VBI Vaccines, Inc. (a)(b)	25,788	52,608
Veracyte, Inc. (b)	50,030	632,379
Verastem, Inc. (a)(b)	140,678	1,401,153
Vericel Corp. (b)	84,118	1,026,240
Versartis, Inc. (b)	37,706	67,871
Vertex Pharmaceuticals, Inc. (b)	491,760	90,680,544
Vical, Inc. (b)	6,566	9,127
Viking Therapeutics, Inc. (b)	90,493	1,182,744
VistaGen Therapeutics, Inc. (a)(b)	22,368	32,881
Vital Therapies, Inc. (a)(b)	55,114	443,668
Voyager Therapeutics, Inc. (a)(b)	39,765	864,491
Xbiotech, Inc. (a)(b)	36,998	149,472
Xencor, Inc. (b)	95,182	3,977,656
XOMA Corp. (a)(b)	11,543	216,200
Yield10 Bioscience, Inc. (b)	693	1,109
Zafgen, Inc. (b)	54,609	519,878
ZIOPHARM Oncology, Inc. (a)(b)	222,939	650,982
		1,745,699,121
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	3,391,513	226,688,729
Abiomed, Inc. (b)	81,155	32,996,000
Accuray, Inc. (a)(b)	152,465	609,860
Akers Biosciences, Inc. (a)(b)	149,301	40,804
Align Technology, Inc. (b)	139,169	53,787,427
Alliqua Biomedical, Inc. (a)(b)	439	1,133
Alphatec Holdings, Inc. (a)(b)	3,066	10,762
Amedica Corp. (a)(b)	5,751	2,552
Angiodynamics, Inc. (b)	68,576	1,537,474
Anika Therapeutics, Inc. (a)(b)	30,719	1,271,459
Antares Pharma, Inc. (a)(b)	242,616	858,861
Apollo Endosurgery, Inc. (b)	102	766
Atricure, Inc. (b)	70,181	2,424,754
Atrion Corp.	3,083	2,019,519
Avanos Medical, Inc. (b)	92,971	6,703,209
Avinger, Inc. (b)	780	1,225
AxoGen, Inc. (a)(b)	68,956	3,023,721
Baxter International, Inc.	949,654	70,625,768
Becton, Dickinson & Co.	517,034	135,395,694
Bellerophon Therapeutics, Inc. (a)(b)	36,993	31,999
BioLase Technology, Inc. (b)	6,234	11,034
BioLife Solutions, Inc. (b)	16,867	404,133
Boston Scientific Corp. (b)	2,679,060	95,267,374
Bovie Medical Corp. (b)	10,849	57,934
Cantel Medical Corp.	67,194	6,517,818
Cardiovascular Systems, Inc. (b)	69,124	2,663,348
CAS Medical Systems, Inc. (b)	11,651	26,098
Cerus Corp. (b)	269,265	2,094,882
Cesca Therapeutics, Inc. (b)	793	342
Chembio Diagnostics, Inc. (b)	2,391	24,986
ConforMis, Inc. (b)	87,736	107,038
CONMED Corp.	50,457	4,058,257
Corindus Vascular Robotics, Inc. (a)(b)	178,714	194,798
Cryolife, Inc. (b)	65,208	2,262,718
CryoPort, Inc. (a)(b)	52,805	749,831
Cutera, Inc. (b)	27,491	934,694
CytoSorbents Corp. (a)(b)	50,106	734,053
Danaher Corp.	1,192,456	123,466,894
Dare Bioscience, Inc. (b)	17,253	18,978
Dentsply Sirona, Inc.	442,572	17,667,474
DexCom, Inc. (a)(b)	170,666	24,640,757
Edwards Lifesciences Corp. (b)	407,229	58,738,711
Ekso Bionics Holdings, Inc. (a)(b)	113,321	303,700
Endologix, Inc. (b)	150,152	345,350
Fonar Corp. (b)	8,356	218,927
Genmark Diagnostics, Inc. (b)	107,242	917,992
Glaukos Corp. (a)(b)	64,913	4,438,102
Globus Medical, Inc. (b)	145,197	7,734,644
Haemonetics Corp. (b)	99,749	11,135,978
Helius Medical Technologies, Inc. (U.S.) (a)(b)	20,935	209,769
Heska Corp. (b)	12,153	1,300,371
Hill-Rom Holdings, Inc.	131,230	12,764,742
Hologic, Inc. (b)	529,595	21,056,697
ICU Medical, Inc. (b)	29,075	8,896,950
IDEXX Laboratories, Inc. (b)	169,286	43,005,415
Inogen, Inc. (b)	33,875	8,973,826
Inspire Medical Systems, Inc.	18,247	1,003,403
Insulet Corp. (b)	113,854	11,871,557
Integer Holdings Corp. (b)	60,071	4,799,673
Integra LifeSciences Holdings Corp. (b)	136,377	8,110,340
IntriCon Corp. (b)	15,036	1,111,160
Intuitive Surgical, Inc. (b)	219,618	122,986,080
Invacare Corp. (a)	75,980	1,154,896
InVivo Therapeutics Holdings Corp. (b)	1,850	3,608
Invuity, Inc. (a)(b)	23,417	108,889
IRadimed Corp. (a)(b)	6,686	183,865
iRhythm Technologies, Inc. (b)	39,577	3,684,223
Iridex Corp. (b)	4,871	44,326
K2M Group Holdings, Inc. (b)	72,947	1,994,371
Kewaunee Scientific Corp.	1,376	43,963
Lantheus Holdings, Inc. (b)	59,416	956,598
LeMaitre Vascular, Inc.	28,069	1,052,868
LivaNova PLC (b)	84,812	10,648,147
Masimo Corp. (b)	90,391	10,656,195
Medtronic PLC	2,620,554	252,647,611
Meridian Bioscience, Inc.	73,595	1,155,442
Merit Medical Systems, Inc. (b)	108,656	6,394,406
Microbot Medical, Inc. (b)	7,285	4,225
Misonix, Inc. (b)	7,938	151,616
Myomo, Inc. (a)(b)	11,057	22,667
Natus Medical, Inc. (b)	64,682	2,412,639
Neogen Corp. (b)	98,996	9,250,186
Nevro Corp. (b)	56,879	3,834,782
NuVasive, Inc. (b)	100,454	7,050,866
Nuvectra Corp. (b)	21,954	512,406
NxStage Medical, Inc. (b)	140,636	3,985,624
OraSure Technologies, Inc. (b)	129,623	2,075,264
Orthofix International NV (b)	41,359	2,215,188
OrthoPediatrics Corp.	6,541	227,758
Penumbra, Inc. (a)(b)	57,262	7,950,829
Precision Therapeutics, Inc. (a)(b)	19,298	21,807
Pulse Biosciences, Inc. (a)(b)	10,423	149,674
Quanterix Corp. (b)	7,729	129,306
Quidel Corp. (b)	60,517	4,652,547
ReShape Lifesciences, Inc. (a)(b)	873	58
ResMed, Inc.	278,308	31,006,294
Retractable Technologies, Inc. (b)	5,248	3,790
Rockwell Medical Technologies, Inc. (a)(b)	83,284	408,924
RTI Biologics, Inc. (b)	100,701	450,637
Seaspine Holdings Corp. (b)	14,380	221,452
Second Sight Medical Products, Inc. (a)(b)	46,884	79,234
Sientra, Inc. (b)	39,907	1,002,464
Staar Surgical Co. (b)	55,622	2,653,169
Steris PLC	162,639	18,609,154
STRATA Skin Sciences, Inc. (b)	803	2,144
Stryker Corp.	623,601	105,656,717
SurModics, Inc. (b)	23,983	1,888,661
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	30,490	2,063,258
Tandem Diabetes Care, Inc. (a)(b)	108,658	4,964,584
Teleflex, Inc.	87,631	21,682,538
The Cooper Companies, Inc.	95,010	24,301,658
TransEnterix, Inc. (a)(b)	207,703	1,204,677
Utah Medical Products, Inc.	13,511	1,227,474
Varex Imaging Corp. (a)(b)	86,203	2,706,774
Varian Medical Systems, Inc. (b)	180,543	20,224,427
Vermillion, Inc. (b)	12,449	7,843
ViewRay, Inc. (a)(b)	117,177	1,181,144
Viveve Medical, Inc. (a)(b)	45,477	143,253
West Pharmaceutical Services, Inc.	145,035	16,976,347
Wright Medical Group NV (a)(b)	202,730	5,875,115
Zimmer Biomet Holdings, Inc.	393,672	48,669,669
Zosano Pharma Corp. (a)(b)	22,328	93,108
		1,798,539,903
Health Care Providers & Services - 3.0%
AAC Holdings, Inc. (a)(b)	16,668	147,678
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,643,554
Aceto Corp.	47,837	158,819
Addus HomeCare Corp. (b)	24,045	1,560,521
Aetna, Inc.	631,624	126,495,338
Amedisys, Inc. (b)	57,080	7,135,571
American Renal Associates Holdings, Inc. (a)(b)	30,049	659,576
AmerisourceBergen Corp.	315,793	28,411,896
AMN Healthcare Services, Inc. (a)(b)	90,995	5,305,009
Anthem, Inc.	493,566	130,661,727
BioScrip, Inc. (a)(b)	230,699	669,027
BioTelemetry, Inc. (b)	60,094	3,713,809
Brookdale Senior Living, Inc. (b)	360,000	3,571,200
Caladrius Biosciences, Inc. (b)	9,530	50,223
Capital Senior Living Corp. (b)	53,746	476,727
Cardinal Health, Inc.	601,923	31,414,361
Catasys, Inc. (b)	3,161	28,702
Centene Corp. (b)	396,017	58,008,570
Chemed Corp.	30,507	9,870,235
Cigna Corp.	470,957	88,700,041
Civitas Solutions, Inc. (b)	27,734	443,744
Community Health Systems, Inc. (a)(b)	206,000	799,280
Corvel Corp. (b)	18,940	1,125,983
Cross Country Healthcare, Inc. (b)	66,434	665,004
CVS Health Corp.	1,967,521	148,036,280
DaVita HealthCare Partners, Inc. (b)	270,656	18,753,754
Diplomat Pharmacy, Inc. (a)(b)	93,066	1,922,744
Envision Healthcare Corp. (b)	230,716	10,465,278
Express Scripts Holding Co. (b)	1,087,608	95,731,256
Five Star Sr Living, Inc. (b)	70,113	69,412
G1 Therapeutics, Inc. (a)(b)	37,423	2,270,828
Genesis HealthCare, Inc. Class A (a)(b)	72,843	128,932
HCA Holdings, Inc.	541,945	72,680,244
HealthEquity, Inc. (b)	101,976	9,607,159
HealthSouth Corp.	191,103	15,592,094
Henry Schein, Inc. (a)(b)	296,896	23,062,881
Humana, Inc.	265,925	88,622,166
Interpace Diagnostics Group, Inc. (b)	136	200
Laboratory Corp. of America Holdings (b)	197,626	34,163,607
LHC Group, Inc. (b)	58,223	5,760,001
LifePoint Hospitals, Inc. (b)	73,087	4,706,803
Magellan Health Services, Inc. (b)	46,615	3,426,203
McKesson Corp.	390,138	50,230,268
MEDNAX, Inc. (b)	183,817	8,703,735
Molina Healthcare, Inc. (a)(b)	90,979	12,555,102
National Healthcare Corp.	20,690	1,594,578
National Research Corp. Class A	20,553	804,650
National Vision Holdings, Inc.	99,203	4,389,733
OptiNose, Inc.	38,007	565,164
Owens & Minor, Inc. (a)	118,083	2,005,049
Patterson Companies, Inc. (a)	169,627	3,825,089
Premier, Inc. (a)(b)	113,429	5,016,965
Providence Service Corp. (b)	20,443	1,372,543
Psychemedics Corp.	2,724	52,655
Quest Diagnostics, Inc.	264,008	29,035,600
Quorum Health Corp. (a)(b)	61,662	280,562
R1 RCM, Inc. (b)	178,635	1,780,991
RadNet, Inc. (b)	68,592	949,999
Select Medical Holdings Corp. (b)	210,659	4,171,048
Sharps Compliance Corp. (b)	12,687	44,785
Surgery Partners, Inc. (a)(b)	43,549	755,575
Tenet Healthcare Corp. (a)(b)	162,206	5,469,586
The Ensign Group, Inc.	96,070	3,753,455
The Joint Corp. (b)	4,485	38,436
Tivity Health, Inc. (a)(b)	70,816	2,436,070
Triple-S Management Corp. (b)	44,329	965,042
U.S. Physical Therapy, Inc.	24,843	3,111,586
UnitedHealth Group, Inc.	1,860,709	499,525,938
Universal Health Services, Inc. Class B	168,906	21,984,805
Wellcare Health Plans, Inc. (b)	96,042	29,059,428
		1,736,194,874
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,817,837
athenahealth, Inc. (b)	77,995	12,003,431
Castlight Health, Inc. Class B (a)(b)	151,493	454,479
Cerner Corp. (b)	605,108	39,398,582
Computer Programs & Systems, Inc. (a)	21,937	598,880
Evolent Health, Inc. (a)(b)	132,217	3,371,534
HealthStream, Inc.	46,897	1,488,042
HMS Holdings Corp. (b)	165,285	5,297,384
HTG Molecular Diagnostics (a)(b)	63,917	286,987
iCAD, Inc. (b)	14,864	44,592
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,314,291
Medidata Solutions, Inc. (a)(b)	114,952	9,768,621
NantHealth, Inc. (a)(b)	56,729	125,938
Omnicell, Inc. (b)	73,082	5,024,388
Quality Systems, Inc. (b)	91,673	2,098,395
Simulations Plus, Inc.	16,033	334,288
Tabula Rasa HealthCare, Inc. (a)(b)	25,588	2,243,300
Teladoc Health, Inc. (a)(b)	132,579	10,281,501
Valeritas Holdings, Inc. (a)(b)	25,700	29,555
Veeva Systems, Inc. Class A (b)	229,272	23,926,826
Vocera Communications, Inc. (b)	55,152	1,828,840
		124,737,691
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	48,811	1,200,751
Agilent Technologies, Inc.	623,247	42,094,102
Bio-Rad Laboratories, Inc. Class A (b)	38,796	12,620,339
Bio-Techne Corp.	72,516	13,935,400
Bruker Corp.	204,025	7,259,210
Cambrex Corp. (b)	66,661	4,492,951
Charles River Laboratories International, Inc. (b)	93,768	11,581,286
ChromaDex, Inc. (a)(b)	56,591	256,357
Codexis, Inc. (b)	74,109	1,274,675
Enzo Biochem, Inc. (b)	66,443	304,973
Fluidigm Corp. (a)(b)	46,109	365,183
Harvard Bioscience, Inc. (b)	53,166	316,338
Illumina, Inc. (b)	284,128	100,817,138
Luminex Corp.	75,617	2,133,156
Medpace Holdings, Inc. (b)	50,255	3,004,746
Mettler-Toledo International, Inc. (b)	48,948	28,608,148
Nanostring Technologies, Inc. (b)	49,108	794,076
NeoGenomics, Inc. (b)	145,940	2,021,269
Pacific Biosciences of California, Inc. (a)(b)	198,134	988,689
PerkinElmer, Inc.	212,888	19,677,238
PRA Health Sciences, Inc. (b)	110,524	11,671,334
Quintiles Transnational Holdings, Inc. (b)	311,623	39,604,167
Syneos Health, Inc. (b)	116,220	5,793,567
Thermo Fisher Scientific, Inc.	778,338	186,100,616
Waters Corp. (b)	151,379	28,683,293
		525,599,002
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	201,578
Acer Therapeutics, Inc. (b)	9,342	299,691
Aclaris Therapeutics, Inc. (a)(b)	40,572	645,906
Adamis Pharmaceuticals Corp. (a)(b)	48,966	139,553
Aerie Pharmaceuticals, Inc. (a)(b)	78,816	4,835,362
Agile Therapeutics, Inc. (b)	87,068	25,511
Akcea Therapeutics, Inc. (a)(b)	34,733	917,299
Akorn, Inc. (b)	181,300	2,844,597
Alimera Sciences, Inc. (a)(b)	22,049	22,931
Allergan PLC	657,234	125,998,330
Amneal Pharmaceuticals, Inc. (a)(b)	143,636	3,317,992
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,213,429
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	106,096
ANI Pharmaceuticals, Inc. (b)	15,497	901,925
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (b)	41,618	13,734
Aradigm Corp. (a)(b)	17,241	23,275
Aratana Therapeutics, Inc. (b)	80,168	424,890
Assembly Biosciences, Inc. (b)	37,235	1,489,400
Assertio Therapeutics, Inc. (a)(b)	137,271	875,789
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (b)	67,984	1,116,977
Axsome Therapeutics, Inc. (a)(b)	21,511	74,213
Bio Path Holdings, Inc. (a)(b)	16,665	22,664
Biodelivery Sciences International, Inc. (b)	170,623	507,603
BioPharmX Corp. (a)(b)	64,864	10,138
Bristol-Myers Squibb Co.	3,166,410	191,726,126
Catalent, Inc. (b)	281,165	11,752,697
Cerecor, Inc. (a)(b)	17,078	82,487
Chiasma, Inc. (b)	8,745	20,551
Clearside Biomedical, Inc. (b)	59,205	403,186
Collegium Pharmaceutical, Inc. (a)(b)	37,819	646,705
ContraVir Pharmaceuticals, Inc. (a)(b)	18,614	13,774
Corcept Therapeutics, Inc. (a)(b)	180,660	2,713,513
Corium International, Inc. (a)(b)	42,043	410,340
CorMedix, Inc. (a)(b)	48,587	30,124
Cumberland Pharmaceuticals, Inc. (b)	7,158	42,304
CymaBay Therapeutics, Inc. (a)(b)	115,491	1,574,142
Dermira, Inc. (a)(b)	70,654	672,626
Dova Pharmaceuticals, Inc. (a)(b)	24,096	613,243
Durect Corp. (b)	291,543	381,921
Egalet Corp. (a)(b)	12,340	4,751
Eli Lilly & Co.	1,852,484	195,714,935
Eloxx Pharmaceuticals, Inc. (a)(b)	47,990	879,177
Endo International PLC (b)	391,608	6,716,077
Endocyte, Inc. (b)	117,449	2,316,094
Evofem Biosciences, Inc. (b)	1,682	6,829
Evolus, Inc. (b)	20,100	514,359
Eyepoint Pharmaceuticals, Inc. (a)(b)	68,488	149,989
Flex Pharma, Inc. (a)(b)	10,224	5,061
Gemphire Therapeutics, Inc. (a)(b)	13,477	18,868
Horizon Pharma PLC (b)	317,826	6,718,842
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	32,701
InflaRx NV (b)	8,911	299,410
Innoviva, Inc. (a)(b)	134,795	1,957,223
Intersect ENT, Inc. (b)	61,422	1,799,665
Intra-Cellular Therapies, Inc. (b)	90,774	1,991,582
Jazz Pharmaceuticals PLC (b)	117,285	20,046,352
Johnson & Johnson	5,193,970	699,575,819
Kala Pharmaceuticals, Inc. (b)	12,699	171,563
KemPharm, Inc. (a)(b)	9,786	50,887
Lannett Co., Inc. (a)(b)	55,565	297,273
Lipocine, Inc. (a)(b)	20,645	30,761
Mallinckrodt PLC (a)(b)	161,170	5,553,918
Marinus Pharmaceuticals, Inc. (a)(b)	44,865	320,336
Melinta Therapeutics, Inc. (b)	86,180	402,892
Merck & Co., Inc.	5,212,503	357,525,581
Mersana Therapeutics, Inc. (a)(b)	8,641	120,542
Mustang Bio, Inc. (a)(b)	46,728	323,358
Mylan NV (b)	1,004,926	39,322,754
MyoKardia, Inc. (b)	65,691	4,049,850
Nektar Therapeutics (a)(b)	312,604	20,785,040
Neos Therapeutics, Inc. (b)	42,039	241,724
Novan, Inc. (b)	7,147	20,583
Novus Therapeutics, Inc. (b)	4,578	21,746
Ocular Therapeutix, Inc. (b)	54,730	369,428
Odonate Therapeutics, Inc. (a)(b)	11,840	227,210
Omeros Corp. (a)(b)	96,420	2,495,350
Onconova Therapeutics, Inc. (b)	624	268
Otonomy, Inc. (b)	38,289	114,867
Pacira Pharmaceuticals, Inc. (b)	77,357	3,647,383
Pain Therapeutics, Inc. (a)(b)	4,934	5,033
Paratek Pharmaceuticals, Inc. (a)(b)	50,371	516,303
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	4,438
Perrigo Co. PLC	254,814	19,495,819
Pfizer, Inc.	11,312,751	469,705,422
Phibro Animal Health Corp. Class A	42,271	1,995,191
Plx Pharma PLC/New (b)	290	957
Prestige Brands Holdings, Inc. (a)(b)	103,367	3,979,630
Reata Pharmaceuticals, Inc. (b)	30,461	2,630,612
resTORbio, Inc. (a)(b)	5,960	70,507
Revance Therapeutics, Inc. (b)	53,023	1,452,830
Rhythm Pharmaceuticals, Inc.	38,788	1,221,822
scPharmaceuticals, Inc. (a)(b)	5,674	29,051
SCYNEXIS, Inc. (b)	57,121	77,113
SIGA Technologies, Inc. (b)	136,087	1,119,996
Spero Therapeutics, Inc. (a)(b)	17,885	204,068
Supernus Pharmaceuticals, Inc. (b)	101,178	4,482,185
Teligent, Inc. (a)(b)	140,525	567,721
Tetraphase Pharmaceuticals, Inc. (b)	88,378	312,858
The Medicines Company (a)(b)	125,813	4,983,453
TherapeuticsMD, Inc. (a)(b)	357,620	2,317,378
Theravance Biopharma, Inc. (a)(b)	78,547	2,275,507
Titan Pharmaceuticals, Inc. (a)(b)	11,285	8,294
VIVUS, Inc. (a)(b)	157,068	88,272
WAVE Life Sciences (b)	28,404	1,513,933
Zoetis, Inc. Class A	935,759	84,779,765
Zogenix, Inc. (a)(b)	80,163	3,871,873
Zynerba Pharmaceuticals, Inc. (b)	23,422	188,079
		2,339,851,780

TOTAL HEALTH CARE		8,270,622,371

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
AAR Corp.	61,245	2,858,304
Aerojet Rocketdyne Holdings, Inc. (a)(b)	144,557	5,075,396
AeroVironment, Inc. (a)(b)	42,201	3,712,000
Arconic, Inc.	831,375	18,606,173
Arotech Corp. (b)	32,173	107,780
Astronics Corp. (b)	43,941	1,911,873
Astrotech Corp. (b)	1,741	5,972
Axon Enterprise, Inc. (b)	110,441	7,538,703
BWX Technologies, Inc.	198,337	12,162,025
CPI Aerostructures, Inc. (b)	5,980	49,933
Cubic Corp.	52,237	3,954,341
Curtiss-Wright Corp.	85,994	11,518,896
Ducommun, Inc. (b)	17,547	713,987
Engility Holdings, Inc. (b)	33,913	1,177,120
Esterline Technologies Corp. (b)	49,383	4,244,469
General Dynamics Corp.	534,817	103,433,608
Harris Corp.	230,443	37,449,292
HEICO Corp.	112,063	10,161,873
HEICO Corp. Class A	99,272	7,395,764
Hexcel Corp.	172,525	11,407,353
Huntington Ingalls Industries, Inc.	85,477	20,896,562
Innovative Solutions & Support, Inc. (b)	21,878	57,977
KEYW Holding Corp. (a)(b)	83,554	711,045
KLX, Inc. (b)	99,257	7,329,137
Kratos Defense & Security Solutions, Inc. (a)(b)	188,108	2,513,123
L3 Technologies, Inc.	150,372	32,137,504
Lockheed Martin Corp.	480,522	153,964,054
Mercury Systems, Inc. (b)	94,994	5,178,123
Micronet Enertec Technologies, Inc. (b)	3,018	3,803
Moog, Inc. Class A	63,191	4,986,402
National Presto Industries, Inc. (a)	9,348	1,239,545
Northrop Grumman Corp.	337,543	100,753,210
Raytheon Co.	555,761	110,840,974
Rockwell Collins, Inc.	315,740	42,924,853
SIFCO Industries, Inc. (b)	891	4,678
Sparton Corp. (b)	13,384	170,914
Spirit AeroSystems Holdings, Inc. Class A	218,638	18,693,549
Teledyne Technologies, Inc. (b)	71,647	16,998,967
Textron, Inc.	501,644	34,628,485
The Boeing Co.	1,059,025	363,023,180
TransDigm Group, Inc. (a)	93,780	32,823,000
Triumph Group, Inc.	96,901	2,015,541
United Technologies Corp.	1,436,142	189,139,901
Vectrus, Inc. (b)	21,828	716,395
Wesco Aircraft Holdings, Inc. (b)	115,814	1,407,140
		1,386,642,924
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	93,235	1,897,332
Atlas Air Worldwide Holdings, Inc. (b)	53,392	3,251,573
C.H. Robinson Worldwide, Inc.	268,656	25,812,468
Echo Global Logistics, Inc. (b)	48,848	1,621,754
Expeditors International of Washington, Inc.	336,984	24,694,188
FedEx Corp.	473,704	115,560,091
Forward Air Corp.	54,775	3,519,842
Hub Group, Inc. Class A (b)	68,591	3,625,034
Radiant Logistics, Inc. (b)	54,959	239,072
United Parcel Service, Inc. Class B	1,334,412	163,972,547
XPO Logistics, Inc. (b)	203,064	21,626,316
		365,820,217
Airlines - 0.4%
Alaska Air Group, Inc.	239,265	16,147,995
Allegiant Travel Co.	26,478	3,607,628
American Airlines Group, Inc. (a)	803,180	32,512,726
Delta Air Lines, Inc.	1,245,372	72,829,355
Hawaiian Holdings, Inc.	101,162	4,198,223
JetBlue Airways Corp. (b)	604,815	11,539,870
SkyWest, Inc.	103,271	6,743,596
Southwest Airlines Co.	1,029,855	63,130,112
Spirit Airlines, Inc. (a)(b)	136,282	6,476,121
United Continental Holdings, Inc. (b)	453,940	39,683,435
		256,869,061
Building Products - 0.4%
A.O. Smith Corp.	280,791	16,308,341
AAON, Inc. (a)	75,766	3,060,946
Advanced Drain Systems, Inc. Del	80,409	2,520,822
Allegion PLC	182,670	15,932,477
American Woodmark Corp. (b)	25,723	2,185,169
Apogee Enterprises, Inc.	57,956	2,852,594
Armstrong World Industries, Inc. (b)	101,993	7,119,111
Builders FirstSource, Inc. (b)	211,226	3,299,350
Continental Building Products, Inc. (b)	69,835	2,604,846
COVIA Corp. (a)(b)	69,245	784,546
CSW Industrials, Inc. (b)	30,039	1,682,184
Fortune Brands Home & Security, Inc.	275,918	14,618,136
GCP Applied Technologies, Inc. (b)	158,460	3,993,192
Gibraltar Industries, Inc. (b)	65,294	2,964,348
GMS, Inc. (b)	62,105	1,543,309
Griffon Corp.	59,127	1,079,068
Insteel Industries, Inc.	37,939	1,454,961
Jeld-Wen Holding, Inc. (b)	148,484	3,611,131
Johnson Controls International PLC (a)	1,789,406	67,585,865
Lennox International, Inc.	72,228	16,093,121
Masco Corp.	597,451	22,685,214
Masonite International Corp. (b)	57,874	3,874,664
NCI Building Systems, Inc. (b)	83,177	1,405,691
Owens Corning	214,220	12,129,136
Patrick Industries, Inc. (b)	43,398	2,777,472
PGT, Inc. (b)	102,511	2,491,017
Quanex Building Products Corp.	68,283	1,119,841
Simpson Manufacturing Co. Ltd.	82,104	6,303,124
Tecogen, Inc. New (b)	2,274	7,027
Trex Co., Inc. (b)	113,536	9,616,499
Universal Forest Products, Inc.	122,245	4,579,298
USG Corp. (b)	164,740	7,100,294
		245,382,794
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	140,028	4,441,688
ACCO Brands Corp.	198,147	2,457,023
ADS Waste Holdings, Inc. (b)	88,843	2,370,331
Aqua Metals, Inc. (a)(b)	55,073	133,827
ARC Document Solutions, Inc. (b)	67,501	217,353
Brady Corp. Class A	100,860	4,079,787
Casella Waste Systems, Inc. Class A (b)	75,879	2,153,446
CECO Environmental Corp.	48,389	408,403
Cintas Corp.	166,096	35,439,904
Clean Harbors, Inc. (b)	97,820	6,709,474
Copart, Inc. (b)	391,866	25,200,902
Covanta Holding Corp.	268,834	4,744,920
Deluxe Corp.	99,293	5,880,131
Document Security Systems, Inc. (b)	4,956	6,096
Ennis, Inc.	45,103	983,245
Essendant, Inc.	81,308	1,173,274
Evoqua Water Technologies Corp. (a)(b)	129,946	2,518,353
Fuel Tech, Inc. (b)	51,934	61,282
Healthcare Services Group, Inc.	146,219	6,025,685
Heritage-Crystal Clean, Inc. (b)	24,833	578,609
Herman Miller, Inc.	110,582	4,235,291
HNI Corp.	80,621	3,555,386
Hudson Technologies, Inc. (a)(b)	56,393	105,455
Industrial Services of America, Inc. (b)	1,620	3,750
Interface, Inc.	108,800	2,562,240
Intersections, Inc. (a)(b)	12,865	22,256
KAR Auction Services, Inc.	260,140	16,308,177
Kimball International, Inc. Class B	67,655	1,181,933
Knoll, Inc.	98,653	2,322,292
LSC Communications, Inc.	75,405	922,203
Matthews International Corp. Class A	64,028	3,323,053
McGrath RentCorp.	45,864	2,660,112
Mobile Mini, Inc.	87,122	3,737,534
Msa Safety, Inc.	64,315	6,501,603
Multi-Color Corp.	29,677	1,832,555
NL Industries, Inc. (b)	9,391	74,189
Odyssey Marine Exploration, Inc. (a)(b)	19,370	180,528
Performant Financial Corp. (b)	31,038	75,112
Perma-Fix Environmental Services, Inc. (b)	6,937	32,951
PICO Holdings, Inc.	40,505	484,035
Pitney Bowes, Inc.	355,612	2,581,743
Quad/Graphics, Inc.	60,578	1,379,361
Quest Resource Holding Corp. (b)	2,977	6,401
R.R. Donnelley & Sons Co.	149,303	755,473
Republic Services, Inc.	436,427	32,016,285
Rollins, Inc.	202,826	12,185,786
SP Plus Corp. (b)	41,799	1,625,981
Steelcase, Inc. Class A	174,208	2,543,437
Stericycle, Inc. (b)	167,390	10,326,289
Team, Inc. (a)(b)	59,115	1,377,380
Tetra Tech, Inc.	110,597	7,719,671
The Brink's Co.	99,071	7,440,232
U.S. Ecology, Inc.	42,920	3,122,430
UniFirst Corp.	31,673	5,865,840
Viad Corp.	42,117	2,594,407
Virco Manufacturing Co.	2,682	13,276
VSE Corp.	14,696	566,972
Waste Management, Inc.	769,545	69,951,641
		317,776,993
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,390,320
Aegion Corp. (b)	60,444	1,508,682
Ameresco, Inc. Class A (b)	38,199	548,156
Argan, Inc.	31,781	1,264,884
Comfort Systems U.S.A., Inc.	69,706	4,001,124
Construction Partners, Inc. Class A	10,594	128,717
Dycom Industries, Inc. (a)(b)	59,430	4,986,771
EMCOR Group, Inc.	114,642	9,182,824
Fluor Corp.	271,131	15,565,631
Goldfield Corp.	41,171	195,562
Granite Construction, Inc.	87,105	3,978,956
Great Lakes Dredge & Dock Corp. (b)	84,939	465,041
HC2 Holdings, Inc. (b)	59,402	372,451
Ies Holdings, Inc. (b)	16,326	312,643
Jacobs Engineering Group, Inc.	231,718	16,843,581
KBR, Inc.	285,164	5,982,741
Keane Group, Inc. (b)	93,529	1,148,536
MasTec, Inc. (a)(b)	122,920	5,383,896
MYR Group, Inc. (b)	33,116	1,151,443
Northwest Pipe Co. (b)	13,547	244,659
NV5 Holdings, Inc. (b)	21,059	1,862,669
Orion Group Holdings, Inc. (b)	40,114	345,783
Primoris Services Corp.	85,135	2,133,483
Quanta Services, Inc. (b)	285,747	9,883,989
Sterling Construction Co., Inc. (b)	41,743	607,361
Tutor Perini Corp. (a)(b)	72,569	1,476,779
Valmont Industries, Inc.	47,070	6,608,628
Williams Scotsman Corp. (a)(b)	94,877	1,655,604
		108,230,914
Electrical Equipment - 0.7%
Acuity Brands, Inc.	78,436	11,988,158
Allied Motion Technologies, Inc.	12,157	593,748
American Superconductor Corp. (a)(b)	28,086	171,325
AMETEK, Inc.	449,417	34,587,132
AZZ, Inc.	51,737	2,780,864
Babcock & Wilcox Enterprises, Inc. (a)(b)	351,396	491,954
Broadwind Energy, Inc. (b)	15,938	34,745
Capstone Turbine Corp. (a)(b)	116,532	130,516
Eaton Corp. PLC	843,603	70,137,153
Emerson Electric Co.	1,217,413	93,412,099
Encore Wire Corp.	41,219	2,071,255
Energous Corp. (a)(b)	37,680	483,058
Energy Focus, Inc. (a)(b)	8,003	17,206
EnerSys	85,554	7,100,126
Enphase Energy, Inc. (a)(b)	145,162	709,842
EnSync, Inc. (b)	32,445	11,356
Espey Manufacturing & Electronics Corp.	2,015	53,901
Fortive Corp.	590,464	49,587,167
FuelCell Energy, Inc. (a)(b)	124,980	146,227
Generac Holdings, Inc. (b)	118,381	6,568,962
GrafTech International Ltd.	92,608	1,711,396
Hubbell, Inc. Class B	106,910	13,509,148
Ideal Power, Inc. (a)(b)	38,104	25,160
LSI Industries, Inc.	41,234	213,180
Ocean Power Technologies, Inc. (a)(b)	1,104	818
Orion Energy Systems, Inc. (b)	20,733	19,738
Plug Power, Inc. (a)(b)	485,070	955,588
Powell Industries, Inc.	13,455	526,763
Preformed Line Products Co.	3,783	309,071
Regal Beloit Corp.	88,822	7,434,401
Revolution Lighting Technologies, Inc. (a)(b)	12,794	34,672
Rockwell Automation, Inc.	240,440	43,510,022
Sensata Technologies, Inc. PLC (a)(b)	332,749	17,619,060
Sunrun, Inc. (a)(b)	135,686	1,780,200
Sunworks, Inc. (a)(b)	12,722	8,759
Thermon Group Holdings, Inc. (b)	61,565	1,649,942
TPI Composites, Inc. (b)	29,824	835,967
Ultralife Corp. (b)	13,410	115,997
Vicor Corp. (b)	36,584	2,284,671
Vivint Solar, Inc. (b)	47,226	247,937
		373,869,284
Industrial Conglomerates - 1.3%
3M Co.	1,148,186	242,175,391
Carlisle Companies, Inc.	118,678	15,049,557
General Electric Co.	16,832,865	217,817,273
Honeywell International, Inc.	1,442,899	229,507,515
ITT, Inc.	172,118	10,173,895
Raven Industries, Inc.	69,340	3,356,056
Roper Technologies, Inc.	199,894	59,642,373
		777,722,060
Machinery - 1.8%
Actuant Corp. Class A	125,422	3,693,678
AGCO Corp.	131,250	7,830,375
Alamo Group, Inc.	17,898	1,705,679
Albany International Corp. Class A	62,689	4,836,456
Allison Transmission Holdings, Inc.	248,055	12,318,411
Altra Industrial Motion Corp. (a)	59,112	2,308,324
American Railcar Industries, Inc.	11,797	540,539
Apergy Corp. (a)(b)	151,299	6,841,741
ARC Group Worldwide, Inc. (b)	1,450	2,755
Astec Industries, Inc.	38,170	1,856,971
Barnes Group, Inc.	99,892	6,798,650
Blue Bird Corp. (a)(b)	19,796	454,318
Briggs & Stratton Corp.	97,049	1,956,508
Cactus, Inc. (b)	76,604	2,618,325
Caterpillar, Inc.	1,154,351	160,281,636
Chart Industries, Inc. (a)(b)	59,494	4,494,772
CIRCOR International, Inc.	43,898	1,991,213
Colfax Corp. (b)	200,004	6,984,140
Columbus McKinnon Corp. (NY Shares)	35,569	1,512,750
Commercial Vehicle Group, Inc. (b)	77,079	752,291
Crane Co.	102,153	9,324,526
Cummins, Inc.	297,973	42,252,571
Deere & Co.	626,898	90,147,932
Dmc Global, Inc.	26,383	1,035,533
Donaldson Co., Inc.	259,438	13,127,563
Douglas Dynamics, Inc.	45,549	2,086,144
Dover Corp.	297,645	25,558,776
Eastern Co.	5,588	164,846
Energy Recovery, Inc. (a)(b)	61,650	597,389
EnPro Industries, Inc.	39,127	2,937,264
ESCO Technologies, Inc.	51,155	3,460,636
ExOne Co. (a)(b)	13,829	122,110
Federal Signal Corp.	119,603	3,113,266
Flowserve Corp.	256,637	13,375,920
Franklin Electric Co., Inc.	78,635	3,845,252
FreightCar America, Inc.	19,411	328,240
Gardner Denver Holdings, Inc. (b)	133,892	3,743,620
Gates Industrial Corp. PLC (b)	113,859	2,075,650
Gencor Industries, Inc. (b)	2,773	35,772
Global Brass & Copper Holdings, Inc.	40,805	1,573,033
Gorman-Rupp Co.	39,337	1,442,094
Graco, Inc.	320,025	15,044,375
Graham Corp.	13,997	389,257
Greenbrier Companies, Inc. (a)	53,689	3,113,962
Harsco Corp. (b)	164,375	4,643,594
Hillenbrand, Inc.	122,624	6,272,218
Hurco Companies, Inc.	7,331	314,500
Hyster-Yale Materials Handling Class A	17,565	1,083,761
IDEX Corp.	156,102	23,916,387
Illinois Tool Works, Inc.	588,618	81,747,268
Ingersoll-Rand PLC	478,155	48,432,320
Jason Industries, Inc. (b)	13,118	36,337
John Bean Technologies Corp.	63,649	7,529,677
Kadant, Inc.	21,551	2,177,729
Kennametal, Inc.	154,088	6,292,954
L.B. Foster Co. Class A (b)	14,781	336,268
Lincoln Electric Holdings, Inc.	119,307	11,233,947
Lindsay Corp.	21,677	2,076,006
LiqTech International, Inc. (b)	29,487	37,448
Lydall, Inc. (b)	35,107	1,502,580
Manitex International, Inc. (b)	22,611	239,224
Manitowoc Co., Inc. (b)	77,458	1,796,251
Meritor, Inc. (b)	165,960	3,594,694
Middleby Corp. (a)(b)	106,607	12,957,015
Milacron Holdings Corp. (b)	108,228	2,294,434
Miller Industries, Inc.	17,053	491,126
Mueller Industries, Inc.	105,921	3,386,294
Mueller Water Products, Inc. Class A	293,253	3,392,937
Navistar International Corp. New (b)	135,078	5,885,348
NN, Inc.	52,533	1,050,660
Nordson Corp.	100,267	13,939,118
Omega Flex, Inc.	9,376	832,120
Oshkosh Corp.	140,191	9,849,820
PACCAR, Inc.	679,547	46,494,606
Park-Ohio Holdings Corp.	14,422	597,792
Parker Hannifin Corp.	253,685	44,547,086
Pentair PLC (a)	305,732	13,293,227
ProPetro Holding Corp. (a)(b)	135,286	2,059,053
Proto Labs, Inc. (b)	50,933	7,917,535
RBC Bearings, Inc. (b)	45,770	6,856,804
Rexnord Corp. (b)	212,340	6,164,230
Snap-On, Inc.	109,115	19,289,350
Spartan Motors, Inc.	58,691	848,085
SPX Corp. (b)	82,686	2,810,497
SPX Flow, Inc. (b)	81,195	3,892,488
Standex International Corp.	25,325	2,732,568
Stanley Black & Decker, Inc.	297,054	41,744,999
Sun Hydraulics Corp.	54,328	2,734,872
Tennant Co.	37,244	2,851,028
Terex Corp.	134,325	5,205,094
The L.S. Starrett Co. Class A	4,836	30,950
Timken Co.	132,173	6,430,216
Titan International, Inc.	99,148	741,627
Toro Co.	202,538	12,312,285
TriMas Corp. (b)	87,891	2,698,254
Trinity Industries, Inc.	282,304	10,117,775
Twin Disc, Inc. (b)	12,776	326,427
Wabash National Corp.	128,198	2,338,332
WABCO Holdings, Inc. (b)	97,717	12,027,008
Wabtec Corp. (a)	164,993	17,872,042
Watts Water Technologies, Inc. Class A	51,551	4,250,380
Woodward, Inc.	106,719	8,597,283
Xerium Technologies, Inc. (b)	24,055	323,299
Xylem, Inc.	346,859	26,330,067
		1,040,452,557
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	30,037	412,408
Kirby Corp. (b)	104,255	9,101,462
Matson, Inc.	77,859	2,908,812
		12,422,682
Professional Services - 0.5%
Acacia Research Corp. (b)	85,808	334,651
Asgn, Inc. (b)	102,509	9,491,308
Barrett Business Services, Inc.	14,280	1,071,428
BG Staffing, Inc.	15,034	366,228
CBIZ, Inc. (b)	102,613	2,452,451
CoStar Group, Inc. (b)	70,825	31,315,982
CRA International, Inc.	15,589	891,067
Dun & Bradstreet Corp.	69,069	9,871,341
Equifax, Inc.	231,868	31,063,356
Exponent, Inc.	105,908	5,544,284
Forrester Research, Inc.	19,263	947,740
Franklin Covey Co. (b)	21,149	541,414
FTI Consulting, Inc. (b)	72,107	5,495,996
GP Strategies Corp. (b)	24,233	461,639
Heidrick & Struggles International, Inc.	35,167	1,554,381
Hudson Global, Inc. (b)	13,947	24,128
Huron Consulting Group, Inc. (b)	44,292	2,192,454
ICF International, Inc.	39,140	3,195,781
IHS Markit Ltd. (b)	692,751	38,101,305
InnerWorkings, Inc. (b)	93,417	730,521
Insperity, Inc.	75,823	9,087,387
Kelly Services, Inc. Class A (non-vtg.)	58,614	1,477,659
Kforce, Inc.	47,957	2,016,592
Korn/Ferry International	104,534	7,017,367
Manpower, Inc.	124,187	11,640,048
Marathon Patent Group, Inc. (a)(b)	2,210	2,166
Mastech Digital, Inc. (b)	746	7,833
MISTRAS Group, Inc. (b)	29,557	674,195
Navigant Consulting, Inc.	88,402	2,111,924
Nielsen Holdings PLC	643,338	16,726,788
RCM Technologies, Inc.	9,908	48,549
Reis, Inc.	9,166	211,276
Resources Connection, Inc.	51,824	857,687
Robert Half International, Inc.	239,490	18,723,328
TransUnion Holding Co., Inc.	293,200	22,077,960
TriNet Group, Inc. (b)	78,552	4,640,067
TrueBlue, Inc. (b)	75,110	2,200,723
Verisk Analytics, Inc. (b)	297,961	35,484,175
Volt Information Sciences, Inc. (b)	6,248	21,868
WageWorks, Inc. (a)(b)	80,292	4,295,622
Willdan Group, Inc. (a)(b)	10,974	344,254
		285,314,923
Road & Rail - 1.0%
AMERCO	13,656	5,119,498
ArcBest Corp.	51,704	2,486,962
Avis Budget Group, Inc. (b)	136,725	4,253,515
Covenant Transport Group, Inc. Class A (b)	19,818	591,964
CSX Corp.	1,690,565	125,372,300
Daseke, Inc. (b)	99,388	893,498
Genesee & Wyoming, Inc. Class A (b)	114,611	10,073,161
Heartland Express, Inc.	106,928	2,186,678
J.B. Hunt Transport Services, Inc.	163,958	19,797,929
Kansas City Southern	196,910	22,833,684
Knight-Swift Transportation Holdings, Inc. Class A	245,159	8,367,277
Landstar System, Inc.	82,670	9,573,186
Marten Transport Ltd.	73,518	1,621,072
Norfolk Southern Corp.	547,449	95,168,534
Old Dominion Freight Lines, Inc.	133,852	20,399,045
P.A.M. Transportation Services, Inc. (b)	3,193	186,056
Patriot Transportation Holding, Inc. (b)	1,280	25,971
Roadrunner Transportation Systems, Inc. (b)	43,638	56,729
Ryder System, Inc.	101,736	7,817,394
Saia, Inc. (b)	54,211	4,296,222
Schneider National, Inc. Class B	73,442	1,986,606
U.S.A. Truck, Inc. (b)	13,000	284,830
Union Pacific Corp.	1,498,104	225,644,424
Universal Logistics Holdings, Inc.	19,202	702,793
Werner Enterprises, Inc. (a)	93,918	3,479,662
YRC Worldwide, Inc. (b)	47,961	458,987
		573,677,977
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (b)	688	11,799
Air Lease Corp. Class A	196,588	9,084,331
Aircastle Ltd.	114,719	2,399,921
Applied Industrial Technologies, Inc.	73,619	5,672,344
Beacon Roofing Supply, Inc. (b)	133,931	4,966,161
BlueLinx Corp. (a)(b)	15,461	555,514
BMC Stock Holdings, Inc. (b)	114,770	2,582,325
CAI International, Inc. (b)	29,270	789,997
DXP Enterprises, Inc. (b)	35,307	1,620,238
EnviroStar, Inc.	2,922	138,065
Fastenal Co.	550,441	32,123,737
GATX Corp.	72,462	6,119,416
General Finance Corp. (b)	24,408	333,169
H&E Equipment Services, Inc.	57,616	2,005,613
HD Supply Holdings, Inc. (b)	361,647	16,487,487
Herc Holdings, Inc. (b)	53,715	2,824,335
Houston Wire & Cable Co. (b)	17,990	147,518
Huttig Building Products, Inc. (a)(b)	22,831	118,265
Kaman Corp.	55,700	3,632,197
Lawson Products, Inc. (b)	6,300	212,310
MRC Global, Inc. (b)	173,407	3,573,918
MSC Industrial Direct Co., Inc. Class A	88,439	7,559,766
Nexeo Solutions, Inc. (b)	103,751	1,038,548
Now, Inc. (a)(b)	223,998	3,850,526
Rush Enterprises, Inc. Class A	66,284	2,847,561
SiteOne Landscape Supply, Inc. (a)(b)	75,950	6,863,602
Systemax, Inc.	25,488	930,312
Titan Machinery, Inc. (b)	39,035	704,972
Transcat, Inc. (b)	1,764	42,953
Triton International Ltd.	90,645	3,424,568
United Rentals, Inc. (b)	161,067	25,105,513
Univar, Inc. (b)	216,684	6,028,149
Veritiv Corp. (b)	20,555	981,501
W.W. Grainger, Inc.	99,004	35,054,346
Watsco, Inc.	63,561	11,122,539
WESCO International, Inc. (b)	89,453	5,470,051
Willis Lease Finance Corp. (b)	3,680	126,150
		206,549,717
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	155,741	7,326,057

TOTAL INDUSTRIALS		5,958,058,160

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,700,667
Aerohive Networks, Inc. (b)	130,171	549,322
Applied Optoelectronics, Inc. (a)(b)	37,490	1,550,586
Arista Networks, Inc. (b)	92,276	27,588,678
Arris International PLC (b)	342,940	8,885,575
Aviat Networks, Inc. (b)	5,550	98,790
Bank Technologies, Inc.	9,436	35,857
Black Box Corp. (a)(b)	16,753	20,941
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	4,525
CalAmp Corp. (b)	63,415	1,490,253
Calix Networks, Inc. (b)	78,308	610,802
Carvana Co. Class A (a)(b)	64,380	4,167,961
Ciena Corp. (b)	279,723	8,833,652
Cisco Systems, Inc.	9,094,558	434,447,036
Clearfield, Inc. (a)(b)	16,017	218,632
CommScope Holding Co., Inc. (b)	384,070	12,171,178
Communications Systems, Inc.	4,311	14,744
Comtech Telecommunications Corp.	47,745	1,711,658
Dasan Zhone Solutions, Inc. (b)	1,172	12,704
Digi International, Inc. (b)	40,102	539,372
EchoStar Holding Corp. Class A (b)	101,657	4,879,536
EMCORE Corp. (b)	50,451	244,687
Extreme Networks, Inc. (b)	245,320	1,538,156
F5 Networks, Inc. (b)	116,728	22,075,599
Finisar Corp. (a)(b)	225,637	4,602,995
Harmonic, Inc. (b)	151,876	827,724
Infinera Corp. (b)	292,195	2,615,145
InterDigital, Inc.	69,625	5,751,025
Juniper Networks, Inc.	666,051	18,935,830
KVH Industries, Inc. (b)	23,641	294,330
Lantronix, Inc. (b)	71	378
Lumentum Holdings, Inc. (a)(b)	121,030	8,217,937
Motorola Solutions, Inc.	316,034	40,566,124
NETGEAR, Inc. (b)	61,250	4,339,563
NetScout Systems, Inc. (a)(b)	166,854	4,171,350
Network-1 Security Solutions, Inc.	21,477	62,283
Oclaro, Inc. (b)	327,153	3,121,040
Optical Cable Corp. (b)	564	2,171
Palo Alto Networks, Inc. (b)	177,269	40,975,729
PC-Tel, Inc.	11,999	52,076
Plantronics, Inc.	61,152	4,110,637
Quantenna Communications, Inc. (b)	45,324	828,069
Resonant, Inc. (a)(b)	33,716	179,032
Sonus Networks, Inc. (b)	96,218	665,829
Tessco Technologies, Inc.	8,837	157,740
Ubiquiti Networks, Inc. (a)	44,626	4,003,398
ViaSat, Inc. (a)(b)	110,840	6,962,969
Viavi Solutions, Inc. (b)	430,589	4,822,597
Westell Technologies, Inc. Class A (b)	18,994	54,513
		689,711,395
Electronic Equipment & Components - 0.9%
ADT, Inc. (a)	248,071	2,220,235
Akoustis Technologies, Inc. (a)(b)	16,654	138,894
Amphenol Corp. Class A	579,462	54,805,516
Anixter International, Inc. (b)	56,429	4,068,531
Applied DNA Sciences, Inc. (a)(b)	18,968	23,141
Arrow Electronics, Inc. (b)	170,045	13,183,589
Avnet, Inc.	233,063	11,280,249
AVX Corp.	141,087	2,983,990
Badger Meter, Inc.	71,423	3,924,694
Bel Fuse, Inc. Class B (non-vtg.)	13,939	399,352
Belden, Inc. (a)	76,472	5,561,044
Benchmark Electronics, Inc.	106,802	2,760,832
Cardtronics PLC (b)	88,314	3,098,938
Casa Systems, Inc. (a)(b)	32,499	477,410
CDW Corp.	293,645	25,711,556
ClearSign Combustion Corp. (a)(b)	37,840	77,572
Cognex Corp.	334,381	17,989,698
Coherent, Inc. (b)	47,244	9,004,706
Control4 Corp. (b)	35,202	1,140,897
Corning, Inc.	1,602,127	53,687,276
CTS Corp.	68,145	2,517,958
CUI Global, Inc. (b)	26,608	60,134
Daktronics, Inc.	62,775	509,105
Dell Technologies, Inc. (b)	384,908	37,016,602
Dolby Laboratories, Inc. Class A	126,838	8,902,759
DPW Holdings, Inc. (a)(b)	36,717	17,995
Echelon Corp. (b)	3,219	27,201
Electro Scientific Industries, Inc. (a)(b)	77,933	1,710,629
eMagin Corp. (a)(b)	5,084	7,372
ePlus, Inc. (b)	25,477	2,640,691
Fabrinet	71,377	3,416,817
FARO Technologies, Inc. (b)	33,227	2,266,081
Fitbit, Inc. (a)(b)	329,669	1,984,607
FLIR Systems, Inc.	264,525	16,596,299
Frequency Electronics, Inc. (b)	2,550	21,165
I. D. Systems Inc. (b)	6,071	39,097
Identiv, Inc. (b)	13,618	82,661
IEC Electronics Corp. (b)	4,622	25,375
II-VI, Inc. (a)(b)	108,470	5,396,383
Insight Enterprises, Inc. (b)	74,803	4,124,637
Intellicheck, Inc. (b)	545	1,183
IPG Photonics Corp. (b)	71,680	12,578,406
Iteris, Inc. (b)	32,677	168,287
Itron, Inc. (b)	68,955	4,578,612
Jabil, Inc.	329,280	9,733,517
KEMET Corp. (b)	90,175	2,330,122
KEY Tronic Corp. (b)	6,483	51,864
Keysight Technologies, Inc. (b)	362,522	23,524,053
Kimball Electronics, Inc. (b)	32,297	639,481
Knowles Corp. (b)	178,238	3,231,455
LightPath Technologies, Inc. Class A (b)	376	805
Littelfuse, Inc.	48,352	10,809,573
LRAD Corp. (b)	56,581	172,006
Luna Innovations, Inc. (b)	1,444	5,372
Maxwell Technologies, Inc. (a)(b)	69,108	246,716
Mesa Laboratories, Inc.	6,988	1,402,841
Methode Electronics, Inc. Class A	72,142	2,860,430
MicroVision, Inc. (a)(b)	117,860	126,110
MTS Systems Corp.	33,405	1,807,211
Napco Security Technolgies, Inc. (b)	19,961	301,411
National Instruments Corp.	222,128	10,606,612
Neonode, Inc. (a)(b)	33,197	10,125
NetList, Inc. (a)(b)	104,599	12,207
Novanta, Inc. (b)	62,772	4,808,335
OSI Systems, Inc. (b)	33,928	2,642,652
Par Technology Corp. (b)	16,979	436,021
Park Electrochemical Corp.	39,479	844,061
PC Connection, Inc.	26,383	1,047,405
PC Mall, Inc. (b)	13,245	301,986
Perceptron, Inc. (b)	13,154	142,326
Plexus Corp. (b)	72,969	4,618,208
RadiSys Corp. (b)	34,231	54,427
Research Frontiers, Inc. (a)(b)	16,855	19,383
RF Industries Ltd.	10,801	127,452
Richardson Electronics Ltd.	23,707	214,074
Rogers Corp. (b)	37,812	5,220,703
Sanmina Corp. (b)	138,110	4,253,788
ScanSource, Inc. (b)	47,085	1,914,005
SYNNEX Corp.	54,859	5,319,677
TE Connectivity Ltd.	675,804	61,957,711
Tech Data Corp. (b)	69,796	5,077,659
Trimble, Inc. (b)	484,457	20,395,640
TTM Technologies, Inc. (a)(b)	178,081	3,330,115
Vishay Intertechnology, Inc.	264,352	6,291,578
Vishay Precision Group, Inc. (b)	24,989	1,082,024
Wayside Technology Group, Inc.	1,232	14,784
Wireless Telecom Group, Inc. (b)	11,200	21,280
Zebra Technologies Corp. Class A (b)	102,395	17,585,317
		532,820,698
Internet Software & Services - 4.7%
2U, Inc. (a)(b)	111,967	10,005,371
Akamai Technologies, Inc. (b)	326,630	24,542,978
Alarm.com Holdings, Inc. (a)(b)	54,404	3,062,401
Alphabet, Inc.:
Class A (b)	572,930	705,735,174
Class C (b)	592,503	721,781,230
Amber Road, Inc. (b)	55,819	487,300
ANGI Homeservices, Inc. Class A (a)(b)	114,757	2,485,637
AppFolio, Inc. (b)	24,746	2,113,308
Apptio, Inc. Class A (b)	64,694	2,510,127
Autoweb, Inc. (b)	9,434	32,642
Benefitfocus, Inc. (a)(b)	50,661	2,234,150
BlackLine, Inc. (b)	72,946	3,848,631
Box, Inc. Class A (b)	239,503	5,882,194
Brightcove, Inc. (b)	59,246	485,817
BroadVision, Inc. (b)	490	882
Carbonite, Inc. (b)	65,049	2,702,786
Care.com, Inc. (b)	25,585	497,117
CarGurus, Inc. Class A (a)	26,157	1,290,063
ChannelAdvisor Corp. (b)	44,036	574,670
Cision Ltd. (b)	115,349	2,088,970
Cloudera, Inc. (b)	163,925	2,460,514
Cornerstone OnDemand, Inc. (b)	104,237	5,895,645
Coupa Software, Inc. (b)	54,059	3,876,571
Determine, Inc. (b)	552	450
DHI Group, Inc. (b)	141,360	303,924
DocuSign, Inc. (a)	43,593	2,721,947
Dropbox, Inc. Class A (a)(b)	90,419	2,427,750
eBay, Inc. (b)	1,793,865	62,085,668
eGain Communications Corp. (b)	36,778	525,925
Endurance International Group Holdings, Inc. (b)	144,299	1,392,485
Envestnet, Inc. (b)	94,260	5,957,232
Etsy, Inc. (b)	212,798	10,361,135
Facebook, Inc. Class A (b)	4,643,624	816,024,046
Five9, Inc. (b)	103,789	4,987,061
Fusion Connect, Inc. (a)(b)	36,836	136,293
GlowPoint, Inc. (b)	18,770	3,322
GoDaddy, Inc. (b)	320,456	26,104,346
Gogo, Inc. (a)(b)	109,584	492,032
GrubHub, Inc. (a)(b)	172,597	24,872,954
GTT Communications, Inc. (a)(b)	72,527	3,122,287
Hortonworks, Inc. (b)	136,805	3,053,488
IAC/InterActiveCorp (b)	149,632	29,507,430
Instructure, Inc. (b)	66,082	2,706,058
Internap Network Services Corp. (b)	24,920	334,426
Inuvo, Inc. (b)	9,640	6,170
iPass, Inc. (a)(b)	3,366	6,732
j2 Global, Inc.	91,978	7,594,623
Leaf Group Ltd. (b)	21,524	237,840
Limelight Networks, Inc. (b)	254,165	1,288,617
Liquidity Services, Inc. (b)	37,923	273,046
LivePerson, Inc. (b)	121,653	3,272,466
LogMeIn, Inc.	98,288	8,447,854
Marchex, Inc. Class B	28,685	82,613
Marin Software, Inc. (a)(b)	1,425	4,774
Match Group, Inc. (a)(b)	124,151	6,213,758
MeetMe, Inc. (b)	126,880	647,088
MINDBODY, Inc. (a)(b)	64,397	2,389,129
MongoDB, Inc. Class A (a)	49,623	3,570,871
New Relic, Inc. (b)	84,195	8,651,878
Nutanix, Inc. Class A (b)	135,969	7,657,774
Okta, Inc. (b)	141,250	8,733,488
Pandora Media, Inc. (a)(b)	482,271	4,456,184
Q2 Holdings, Inc. (b)	67,613	4,212,290
QuinStreet, Inc. (b)	78,551	1,191,619
Qumu Corp. (b)	6,017	14,621
Quotient Technology, Inc. (b)	150,934	2,256,463
Remark Holdings, Inc. (a)(b)	33,979	119,606
SecureWorks Corp. (a)(b)	18,872	251,186
ShotSpotter, Inc. (a)(b)	8,210	468,298
Shutterstock, Inc.	36,454	2,006,428
SPS Commerce, Inc. (b)	36,537	3,590,491
Stamps.com, Inc. (b)	32,276	8,018,972
Support.com, Inc. (b)	39,218	108,242
Synacor, Inc. (b)	20,037	38,571
TechTarget, Inc. (b)	34,602	830,102
Telaria, Inc. (b)	40,833	167,824
The Trade Desk, Inc. (a)(b)	44,565	6,322,882
Travelzoo, Inc. (b)	5,383	66,749
TrueCar, Inc. (a)(b)	174,422	2,243,067
Twilio, Inc. Class A (b)	148,233	11,956,474
Twitter, Inc. (b)	1,262,666	44,420,590
VeriSign, Inc. (b)	187,785	29,784,579
Veritone, Inc. (b)	20,237	211,274
Web.com Group, Inc. (b)	88,964	2,486,544
XO Group, Inc. (b)	59,336	1,783,640
Yelp, Inc. (b)	147,397	6,945,347
Yext, Inc. (a)(b)	125,704	3,125,001
Zillow Group, Inc.:
Class A (b)	91,547	4,403,411
Class C (a)(b)	229,161	11,148,683
		2,713,422,296
IT Services - 4.4%
Accenture PLC Class A	1,243,715	210,274,895
Acxiom Corp. (b)	148,845	6,800,728
Alliance Data Systems Corp.	93,145	22,222,534
Automatic Data Processing, Inc.	851,797	125,001,210
Booz Allen Hamilton Holding Corp. Class A	279,997	14,324,647
Broadridge Financial Solutions, Inc.	225,825	30,517,991
CACI International, Inc. Class A (b)	49,436	9,640,020
Cass Information Systems, Inc.	18,117	1,295,909
Cognizant Technology Solutions Corp. Class A	1,135,612	89,066,049
Computer Task Group, Inc. (b)	11,646	68,013
Conduent, Inc. (b)	388,026	8,994,443
Convergys Corp.	187,983	4,648,820
CoreLogic, Inc. (b)	158,956	8,081,323
CSG Systems International, Inc.	69,253	2,586,600
CSP, Inc.	3,696	48,898
DXC Technology Co.	548,783	49,988,643
Edgewater Technology, Inc. (b)	2,875	13,656
EPAM Systems, Inc. (b)	99,263	14,187,661
Euronet Worldwide, Inc. (b)	99,267	9,708,313
Everi Holdings, Inc. (b)	133,235	1,155,147
EVERTEC, Inc.	119,642	2,877,390
ExlService Holdings, Inc. (b)	67,145	4,302,652
Fidelity National Information Services, Inc.	643,459	69,602,960
First Data Corp. Class A (b)	1,073,625	27,613,635
Fiserv, Inc. (b)	793,220	63,513,125
FleetCor Technologies, Inc. (b)	171,972	36,757,295
Gartner, Inc. (a)(b)	176,404	26,418,263
Genpact Ltd.	302,672	9,273,870
Global Payments, Inc.	307,486	38,306,606
Hackett Group, Inc.	51,835	1,061,062
IBM Corp.	1,653,732	242,238,663
Information Services Group, Inc. (b)	18,000	89,100
Innodata, Inc. (b)	14,010	20,315
Jack Henry & Associates, Inc.	152,467	24,156,871
Leidos Holdings, Inc.	274,684	19,439,387
ManTech International Corp. Class A	56,813	3,767,838
MasterCard, Inc. Class A	1,774,601	382,532,992
Maximus, Inc.	130,433	8,673,795
ModusLink Global Solutions, Inc. (b)	31,030	67,956
MoneyGram International, Inc. (b)	66,937	435,760
NIC, Inc.	134,488	2,259,398
Paychex, Inc.	615,344	45,073,948
PayPal Holdings, Inc. (b)	2,157,400	199,192,742
Perficient, Inc. (b)	66,954	1,923,588
Perspecta, Inc.	269,702	6,273,269
PFSweb, Inc. (b)	26,075	224,506
Presidio, Inc. (a)	95,619	1,445,759
PRG-Schultz International, Inc. (b)	36,569	349,234
Sabre Corp.	484,272	12,644,342
Science Applications International Corp.	82,023	7,400,115
ServiceSource International, Inc. (b)	116,353	371,166
Square, Inc. (b)	558,892	49,540,187
StarTek, Inc. (a)(b)	15,709	95,197
Sykes Enterprises, Inc. (b)	77,094	2,331,323
Syntel, Inc. (b)	71,654	2,919,184
Teradata Corp. (b)	229,463	9,515,831
The Western Union Co.	887,614	16,793,657
Total System Services, Inc.	319,353	31,021,950
Travelport Worldwide Ltd.	241,707	4,488,499
Ttec Holdings, Inc.	33,151	868,556
Unisys Corp. (a)(b)	94,015	1,748,679
Virtusa Corp. (b)	54,223	3,159,032
Visa, Inc. Class A	3,452,122	507,082,201
WEX, Inc. (b)	76,928	14,633,244
WidePoint Corp. (b)	71,654	36,902
Worldpay, Inc. (b)	573,890	55,891,147
		2,547,058,691
Semiconductors & Semiconductor Equipment - 3.7%
Acacia Communications, Inc. (a)(b)	39,295	1,602,057
Adesto Technologies Corp. (a)(b)	45,484	275,178
Advanced Energy Industries, Inc. (b)	78,974	4,705,271
Advanced Micro Devices, Inc. (a)(b)	1,592,826	40,091,430
AEHR Test Systems (b)	18,931	47,895
Alpha & Omega Semiconductor Ltd. (b)	39,883	566,737
Amkor Technology, Inc. (b)	266,466	2,326,248
Amtech Systems, Inc. (b)	13,719	75,317
Analog Devices, Inc.	713,961	70,575,045
Applied Materials, Inc.	1,942,854	83,581,579
Aquantia Corp. (b)	25,937	327,844
Axcelis Technologies, Inc. (b)	55,214	1,115,323
AXT, Inc. (a)(b)	68,422	540,534
Broadcom, Inc.	777,449	170,284,654
Brooks Automation, Inc.	142,458	5,614,270
Cabot Microelectronics Corp.	49,260	5,553,080
Ceva, Inc. (b)	44,635	1,365,831
Cirrus Logic, Inc. (b)	115,056	5,056,711
Cohu, Inc.	72,404	1,910,018
Cree, Inc. (a)(b)	190,377	9,159,037
CVD Equipment Corp. (a)(b)	24,298	156,722
CyberOptics Corp. (b)	9,251	206,297
Cypress Semiconductor Corp.	702,153	12,084,053
Diodes, Inc. (b)	80,058	3,035,799
DSP Group, Inc. (b)	64,723	831,691
Entegris, Inc.	292,500	9,915,750
First Solar, Inc. (b)	156,704	8,161,144
FormFactor, Inc. (b)	153,604	2,373,182
GSI Technology, Inc. (b)	18,344	128,591
Ichor Holdings Ltd. (a)(b)	54,823	1,421,560
Impinj, Inc. (a)(b)	40,581	871,680
Inphi Corp. (a)(b)	81,649	3,026,728
Integrated Device Technology, Inc. (b)	253,049	10,752,052
Intel Corp.	9,020,847	436,879,620
Intermolecular, Inc. (b)	6,975	9,416
Intest Corp. (b)	2,175	19,031
KLA-Tencor Corp.	301,014	34,980,837
Kopin Corp. (a)(b)	88,411	205,114
Kulicke & Soffa Industries, Inc.	141,853	3,658,389
Lam Research Corp. (a)	315,956	54,688,824
Lattice Semiconductor Corp. (b)	269,339	2,205,886
MACOM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,836,716
Marvell Technology Group Ltd.	1,120,454	23,170,989
Maxim Integrated Products, Inc.	536,291	32,429,517
MaxLinear, Inc. Class A (b)	115,923	2,234,995
Microchip Technology, Inc. (a)	452,919	38,964,622
Micron Technology, Inc. (b)	2,240,035	117,646,638
MKS Instruments, Inc.	107,238	9,962,410
Monolithic Power Systems, Inc.	76,797	11,509,566
MoSys, Inc. (a)(b)	6,042	5,075
Nanometrics, Inc. (b)	47,602	2,085,444
NeoPhotonics Corp. (a)(b)	75,400	662,766
NVE Corp.	8,841	1,005,045
NVIDIA Corp.	1,174,599	329,686,447
ON Semiconductor Corp. (b)	814,755	17,386,872
PDF Solutions, Inc. (a)(b)	47,788	416,711
Photronics, Inc. (b)	134,263	1,436,614
Pixelworks, Inc. (b)	39,177	215,865
Power Integrations, Inc.	60,434	4,432,834
Qorvo, Inc. (b)	246,045	19,705,744
Qualcomm, Inc.	2,868,007	197,060,761
QuickLogic Corp. (b)	142,208	155,007
Rambus, Inc. (b)	201,505	2,462,391
Rubicon Technology, Inc. (a)(b)	2,504	22,887
Rudolph Technologies, Inc. (b)	69,669	1,936,798
Semtech Corp. (b)	131,349	7,848,103
Silicon Laboratories, Inc. (b)	83,053	8,139,194
Skyworks Solutions, Inc.	352,497	32,182,976
SMART Global Holdings, Inc. (a)(b)	13,359	440,713
SolarEdge Technologies, Inc. (a)(b)	72,575	3,479,971
SunPower Corp. (a)(b)	126,150	847,728
Synaptics, Inc. (a)(b)	66,113	3,190,613
Teradyne, Inc.	368,760	15,189,224
Texas Instruments, Inc.	1,891,141	212,564,248
Ultra Clean Holdings, Inc. (b)	73,387	1,119,886
Universal Display Corp.	81,004	9,914,890
Veeco Instruments, Inc. (b)	86,705	1,040,460
Versum Materials, Inc.	215,014	8,555,407
Xcerra Corp. (b)	98,441	1,425,426
Xilinx, Inc.	492,485	38,330,108
Xperi Corp.	106,934	1,678,864
		2,152,766,950
Software - 6.2%
8x8, Inc. (b)	182,283	4,137,824
A10 Networks, Inc. (b)	73,118	509,632
ACI Worldwide, Inc. (b)	221,607	6,295,855
Activision Blizzard, Inc.	1,476,345	106,444,475
Adobe Systems, Inc. (b)	951,220	250,655,982
Agilysys, Inc. (b)	38,149	613,054
Altair Engineering, Inc. Class A (b)	55,360	2,312,387
American Software, Inc. Class A	55,166	991,885
ANSYS, Inc. (b)	160,570	29,862,809
Appian Corp. Class A (a)(b)	28,310	988,868
Aspen Technology, Inc. (b)	138,035	15,923,718
Asure Software, Inc. (a)(b)	21,771	327,218
Autodesk, Inc. (b)	424,479	65,518,334
Avaya Holdings Corp. (a)(b)	205,720	4,805,619
Black Knight, Inc. (b)	277,685	14,828,379
Blackbaud, Inc.	92,635	9,686,842
Bottomline Technologies, Inc. (b)	77,450	5,109,377
BSQUARE Corp. (b)	11,182	25,719
CA Technologies, Inc.	596,078	26,108,216
Cadence Design Systems, Inc. (b)	550,839	25,911,467
Cardlytics, Inc. (b)	6,642	135,430
CDK Global, Inc.	240,055	14,960,228
Ceridian HCM Holding, Inc. (a)	51,932	1,999,382
Citrix Systems, Inc. (b)	244,801	27,912,210
CommVault Systems, Inc. (b)	82,577	5,751,488
Datawatch Corp. (b)	9,730	124,058
Digimarc Corp. (a)(b)	18,523	547,355
Digital Turbine, Inc. (a)(b)	70,030	98,042
Ebix, Inc.	42,676	3,399,143
Electronic Arts, Inc. (b)	590,942	67,018,732
Ellie Mae, Inc. (a)(b)	64,487	6,794,995
Everbridge, Inc. (a)(b)	38,591	2,323,564
Evolving Systems, Inc. (b)	4,973	11,314
Fair Isaac Corp. (b)	56,483	13,046,443
FireEye, Inc. (a)(b)	363,888	6,040,541
Forescout Technologies, Inc. (b)	43,159	1,556,745
Fortinet, Inc. (b)	278,231	23,304,629
Glu Mobile, Inc. (b)	218,018	1,678,739
GSE Systems, Inc. (b)	388	1,300
Guidewire Software, Inc. (b)	152,826	15,369,711
HubSpot, Inc. (b)	68,398	9,828,793
Imperva, Inc. (b)	59,629	2,811,507
Inseego Corp. (a)(b)	63,245	197,957
Intuit, Inc.	471,413	103,461,011
Manhattan Associates, Inc. (a)(b)	127,067	7,368,615
Microsoft Corp.	14,869,167	1,670,253,529
MicroStrategy, Inc. Class A (b)	21,282	3,171,018
Mitek Systems, Inc. (b)	57,485	416,766
MobileIron, Inc. (b)	99,040	485,296
Model N, Inc. (b)	64,636	1,098,812
Monotype Imaging Holdings, Inc.	83,936	1,729,082
NetSol Technologies, Inc. (b)	10,165	59,974
Nuance Communications, Inc. (b)	537,866	8,777,973
NXT-ID, Inc. (a)(b)	33,283	56,914
Onespan, Inc. (b)	63,694	1,194,263
Oracle Corp.	5,764,947	280,061,125
Parametric Technology Corp. (b)	224,773	22,463,814
Park City Group, Inc. (a)(b)	18,083	152,801
Paycom Software, Inc. (a)(b)	94,455	14,651,860
Paylocity Holding Corp. (b)	55,889	4,439,822
Pegasystems, Inc.	69,658	4,437,215
Pivotal Software, Inc. (a)	79,408	2,203,572
Pluralsight, Inc. (a)	49,679	1,697,531
Progress Software Corp.	91,795	3,757,169
Proofpoint, Inc. (b)	99,373	11,790,606
PROS Holdings, Inc. (a)(b)	75,391	2,780,420
QAD, Inc.:
Class A	14,722	892,889
Class B	4,298	203,940
Qualys, Inc. (b)	66,160	6,023,868
Rapid7, Inc. (b)	86,538	3,301,425
RealNetworks, Inc. (b)	28,670	91,744
RealPage, Inc. (b)	136,146	8,495,510
Red Hat, Inc. (b)	340,018	50,230,859
Red Violet, Inc. (b)	9,876	76,539
RingCentral, Inc. (b)	129,020	12,018,213
Rosetta Stone, Inc. (b)	22,826	360,651
SailPoint Technologies Holding, Inc. (b)	124,457	3,849,455
Salesforce.com, Inc. (b)	1,363,125	208,121,925
SeaChange International, Inc. (b)	36,866	60,829
SendGrid, Inc. (b)	25,907	939,647
ServiceNow, Inc. (b)	341,271	67,011,974
SITO Mobile Ltd. (a)(b)	17,979	35,778
Smartsheet, Inc.	37,005	1,100,159
Smith Micro Software, Inc. (a)(b)	10,363	25,700
Snap, Inc. Class A (a)(b)	491,455	5,356,860
Sonic Foundry, Inc. (b)	155	268
Splunk, Inc. (b)	281,082	36,020,658
SS&C Technologies Holdings, Inc.	400,275	23,752,319
Symantec Corp.	1,194,934	24,089,869
Synopsys, Inc. (b)	291,260	29,749,296
Tableau Software, Inc. (b)	133,932	14,981,634
Take-Two Interactive Software, Inc. (b)	219,196	29,275,818
TeleNav, Inc. (b)	46,856	262,394
The Rubicon Project, Inc. (b)	59,339	236,169
TiVo Corp.	242,388	3,308,596
Tyler Technologies, Inc. (b)	68,284	16,862,734
Ultimate Software Group, Inc. (a)(b)	57,044	17,664,815
Upland Software, Inc. (b)	28,805	1,072,122
Varonis Systems, Inc. (b)	39,520	2,920,528
Verint Systems, Inc. (b)	134,744	6,541,821
VirnetX Holding Corp. (a)(b)	93,723	313,972
VMware, Inc. Class A (a)(b)	135,112	20,707,265
Workday, Inc. Class A (b)	281,065	43,435,785
Workiva, Inc. (b)	48,113	1,772,964
Zedge, Inc. (b)	14,921	43,719
Zendesk, Inc. (b)	202,958	13,981,777
Zix Corp. (b)	85,392	473,926
Zscaler, Inc. (a)(b)	33,913	1,451,137
Zuora, Inc. (a)	19,414	535,438
Zynga, Inc. (b)	1,488,044	6,190,263
		3,586,322,406
Technology Hardware, Storage & Peripherals - 4.2%
3D Systems Corp. (a)(b)	215,475	4,384,916
Apple, Inc.	9,514,401	2,165,763,044
Astro-Med, Inc.	5,753	127,429
Avid Technology, Inc. (a)(b)	45,276	268,034
CPI Card Group (a)(b)	4,456	14,081
Cray, Inc. (b)	76,017	1,649,569
Diebold Nixdorf, Inc. (a)	147,998	702,991
Eastman Kodak Co. (a)(b)	71,591	232,671
Electronics for Imaging, Inc. (a)(b)	100,401	3,492,951
Everspin Technologies, Inc. (a)(b)	9,978	92,297
Hewlett Packard Enterprise Co.	2,949,075	48,748,210
HP, Inc.	3,176,408	78,298,457
Immersion Corp. (b)	59,681	693,493
Intevac, Inc. (b)	29,097	168,035
NCR Corp. (b)	227,035	6,450,064
NetApp, Inc.	516,657	44,850,994
Pure Storage, Inc. Class A (b)	227,458	6,104,973
Quantum Corp. (b)	41,835	84,507
Seagate Technology LLC	554,178	29,670,690
Transact Technologies, Inc.	3,411	48,095
U.S.A. Technologies, Inc. (b)	97,355	1,582,019
Western Digital Corp.	577,716	36,534,760
Xerox Corp.	410,942	11,448,844
		2,441,411,124

TOTAL INFORMATION TECHNOLOGY		14,663,513,560

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (b)(c)	54,023	103,184
Advanced Emissions Solutions, Inc. (a)	57,241	653,692
AdvanSix, Inc. (b)	59,098	1,999,876
AgroFresh Solutions, Inc. (a)(b)	44,445	295,559
Air Products & Chemicals, Inc.	426,009	70,841,037
Albemarle Corp. U.S. (a)	212,999	20,345,664
American Vanguard Corp.	48,089	1,053,149
Ashland Global Holdings, Inc.	120,114	10,113,599
Axalta Coating Systems Ltd. (b)	423,345	12,912,023
Balchem Corp.	62,509	6,931,623
Cabot Corp.	119,034	7,727,687
Celanese Corp. Class A	260,448	30,428,140
CF Industries Holdings, Inc.	453,042	23,535,532
Chase Corp.	19,479	2,414,422
Core Molding Technologies, Inc.	10,858	99,568
DowDuPont, Inc.	4,491,856	315,013,861
Eastman Chemical Co.	274,212	26,606,790
Ecolab, Inc.	503,540	75,772,699
Ferro Corp. (b)	172,952	3,796,296
Flotek Industries, Inc. (a)(b)	98,612	245,544
FMC Corp.	261,067	22,308,175
FutureFuel Corp.	41,787	619,701
H.B. Fuller Co.	95,568	5,446,420
Hawkins, Inc.	15,709	648,782
Huntsman Corp.	410,120	12,504,559
Ingevity Corp. (b)	80,091	8,089,992
Innophos Holdings, Inc.	39,088	1,708,536
Innospec, Inc.	48,903	3,794,873
International Flavors & Fragrances, Inc.	152,297	19,842,776
Intrepid Potash, Inc. (b)	199,844	679,470
KMG Chemicals, Inc.	25,301	1,960,321
Koppers Holdings, Inc. (b)	39,973	1,417,043
Kraton Performance Polymers, Inc. (b)	65,484	3,079,713
Kronos Worldwide, Inc.	51,691	1,040,540
LSB Industries, Inc. (a)(b)	28,693	250,203
LyondellBasell Industries NV Class A	621,426	70,084,424
Marrone Bio Innovations, Inc. (a)(b)	33,145	69,107
Minerals Technologies, Inc.	69,103	4,640,266
NewMarket Corp.	18,766	7,525,917
Olin Corp.	322,690	9,916,264
OMNOVA Solutions, Inc. (b)	81,034	733,358
Platform Specialty Products Corp. (b)	401,657	5,325,972
PolyOne Corp.	158,115	6,681,940
PPG Industries, Inc. (a)	480,344	53,097,226
PQ Group Holdings, Inc.	84,801	1,509,458
Praxair, Inc.	557,621	88,210,066
Quaker Chemical Corp.	25,955	4,675,534
Rayonier Advanced Materials, Inc.	104,966	2,193,789
RPM International, Inc.	260,660	17,594,550
Senomyx, Inc. (b)	66,138	76,059
Sensient Technologies Corp.	86,306	6,129,452
Sherwin-Williams Co.	158,842	72,365,238
Stepan Co.	39,421	3,516,747
The Chemours Co. LLC	342,775	14,944,990
The Mosaic Co.	670,129	20,954,934
The Scotts Miracle-Gro Co. Class A	73,152	5,465,917
Trecora Resources (b)	30,461	426,454
Tredegar Corp.	71,882	1,577,810
Trinseo SA	91,255	7,040,323
Tronox Ltd. Class A	190,878	3,090,315
Valhi, Inc.	49,033	161,809
Valvoline, Inc.	376,388	8,099,870
Venator Materials PLC	108,555	1,311,344
W.R. Grace & Co.	125,990	8,902,453
Westlake Chemical Corp.	68,037	6,434,259
		1,127,036,894
Construction Materials - 0.1%
Eagle Materials, Inc.	90,055	8,314,778
Forterra, Inc. (a)(b)	32,917	278,478
Foundation Building Materials, Inc. (b)	21,184	292,551
Martin Marietta Materials, Inc.	122,228	24,289,148
nVent Electric PLC	322,756	9,066,216
Summit Materials, Inc.	222,652	4,735,808
U.S. Concrete, Inc. (a)(b)	33,299	1,605,012
United States Lime & Minerals, Inc.	4,018	304,926
Vulcan Materials Co.	255,252	28,281,922
		77,168,839
Containers & Packaging - 0.4%
Aptargroup, Inc.	123,061	12,885,717
Avery Dennison Corp.	168,996	17,774,999
Ball Corp.	674,885	28,264,184
Bemis Co., Inc.	175,245	8,636,074
Berry Global Group, Inc. (b)	250,616	11,961,902
Crown Holdings, Inc. (a)(b)	255,363	10,932,090
Graphic Packaging Holding Co.	589,083	8,376,760
Greif, Inc. Class A	57,489	3,172,243
International Paper Co.	798,758	40,848,484
Myers Industries, Inc.	56,968	1,267,538
Owens-Illinois, Inc. (b)	328,894	5,811,557
Packaging Corp. of America	184,462	20,276,063
Sealed Air Corp.	304,706	12,221,758
Silgan Holdings, Inc.	162,095	4,417,089
Sonoco Products Co.	192,348	10,779,182
UFP Technologies, Inc. (b)	14,187	500,092
WestRock Co.	494,382	27,230,561
		225,356,293
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	633,642	2,813,370
Alcoa Corp. (b)	330,923	14,782,330
Allegheny Technologies, Inc. (a)(b)	249,053	6,731,903
Ampco-Pittsburgh Corp. (b)	10,414	78,626
Atkore International Group, Inc. (b)	83,406	2,283,656
Carpenter Technology Corp.	89,534	5,342,494
Century Aluminum Co. (a)(b)	91,405	1,153,531
Cleveland-Cliffs, Inc. (b)	584,517	5,874,396
Coeur d'Alene Mines Corp. (b)	353,050	2,005,324
Commercial Metals Co.	230,409	4,976,834
Compass Minerals International, Inc.	67,713	4,235,448
Comstock Mining, Inc. (a)(b)	11,344	1,985
Freeport-McMoRan, Inc.	2,600,390	36,535,480
Friedman Industries	2,001	20,670
General Moly, Inc. (b)	60,513	23,600
Gold Resource Corp.	109,163	563,281
Golden Minerals Co. (a)(b)	71,014	19,444
Haynes International, Inc.	23,949	943,591
Hecla Mining Co.	977,921	2,777,296
Kaiser Aluminum Corp.	33,314	3,650,881
Materion Corp.	39,771	2,537,390
McEwen Mining, Inc. (a)	511,683	1,008,016
Newmont Mining Corp.	1,038,266	32,217,394
Nucor Corp.	614,951	38,434,438
Olympic Steel, Inc.	12,703	279,974
Paramount Gold Nevada Corp. (a)(b)	7,958	8,197
Pershing Gold Corp. (b)	31,696	41,522
Reliance Steel & Aluminum Co.	138,609	12,182,345
Royal Gold, Inc.	127,141	9,695,773
Ryerson Holding Corp. (b)	30,039	312,406
Schnitzer Steel Industries, Inc. Class A	62,341	1,642,685
Solitario Exploration & Royalty Corp. (b)	18,115	6,851
Steel Dynamics, Inc.	449,332	20,547,952
SunCoke Energy, Inc. (b)	119,717	1,336,042
Synalloy Corp. (a)	9,739	223,510
TimkenSteel Corp. (a)(b)	69,807	977,996
U.S. Antimony Corp. (b)	24,962	14,977
U.S. Gold Corp.	46	52
United States Steel Corp.	343,724	10,201,728
Universal Stainless & Alloy Products, Inc. (b)	13,897	420,801
Warrior Metropolitan Coal, Inc. (a)	86,484	2,079,940
Worthington Industries, Inc.	90,980	4,237,848
		233,221,977
Paper & Forest Products - 0.1%
Boise Cascade Co.	74,391	3,250,887
Clearwater Paper Corp. (b)	35,821	1,040,600
Domtar Corp.	128,751	6,553,426
Kapstone Paper & Packaging Corp.	170,425	5,854,099
Louisiana-Pacific Corp.	275,889	8,044,923
Mercer International, Inc. (SBI)	87,436	1,547,617
Neenah, Inc.	34,858	3,180,793
P.H. Glatfelter Co.	78,096	1,501,786
Resolute Forest Products (b)	168,368	2,315,060
Schweitzer-Mauduit International, Inc.	57,402	2,335,687
Verso Corp. (b)	69,099	2,169,018
		37,793,896

TOTAL MATERIALS		1,700,577,899

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	161,267	4,599,335
Agree Realty Corp.	70,090	4,000,036
Alexander & Baldwin, Inc.	155,313	3,645,196
Alexanders, Inc.	7,463	2,693,621
Alexandria Real Estate Equities, Inc.	194,551	24,970,621
American Assets Trust, Inc.	89,595	3,539,003
American Campus Communities, Inc.	265,755	11,143,107
American Homes 4 Rent Class A	475,496	11,031,507
American Tower Corp.	852,991	127,198,018
Americold Realty Trust	115,807	2,883,594
Apartment Investment & Management Co. Class A	313,759	13,742,644
Apple Hospitality (REIT), Inc.	411,429	7,261,722
Armada Hoffler Properties, Inc.	88,352	1,377,408
Ashford Hospitality Trust, Inc.	184,946	1,200,300
AvalonBay Communities, Inc.	264,965	48,565,435
Bluerock Residential Growth (REIT), Inc.	90,320	893,265
Boston Properties, Inc.	296,394	38,664,597
Braemar Hotels & Resorts, Inc.	47,533	549,006
Brandywine Realty Trust (SBI)	339,166	5,684,422
Brixmor Property Group, Inc.	590,586	10,760,477
BRT Realty Trust	189,164	2,434,541
Camden Property Trust (SBI)	177,479	16,871,154
CareTrust (REIT), Inc.	143,665	2,650,619
CatchMark Timber Trust, Inc.	100,692	1,262,678
CBL & Associates Properties, Inc. (a)	338,899	1,511,490
Cedar Realty Trust, Inc.	134,023	599,083
Chatham Lodging Trust	76,647	1,644,078
Chesapeake Lodging Trust	114,633	3,772,572
CIM Commercial Trust Corp.	6,057	94,489
City Office REIT, Inc.	67,579	872,445
Clipper Realty, Inc.	6,962	84,936
Colony NorthStar, Inc. (a)	981,801	6,018,440
Columbia Property Trust, Inc.	224,485	5,405,599
Community Healthcare Trust, Inc.	41,798	1,296,992
Condor Hospitality Trust, Inc.	108	1,129
CorEnergy Infrastructure Trust, Inc. (a)	18,244	682,873
CorePoint Lodging, Inc. (b)	70,925	1,478,786
CoreSite Realty Corp.	69,249	8,065,431
Corporate Office Properties Trust (SBI)	217,809	6,704,161
Corrections Corp. of America	221,394	5,731,891
Cousins Properties, Inc.	792,672	7,411,483
Crown Castle International Corp.	801,649	91,412,035
CubeSmart	366,464	11,195,475
CyrusOne, Inc.	193,698	12,970,018
DDR Corp.	292,764	4,095,768
DiamondRock Hospitality Co.	396,647	4,743,898
Digital Realty Trust, Inc.	400,800	49,811,424
Douglas Emmett, Inc.	314,526	12,285,386
Duke Realty Corp.	686,860	19,568,641
Easterly Government Properties, Inc.	107,765	2,182,241
EastGroup Properties, Inc.	63,814	6,207,188
Education Realty Trust, Inc.	147,468	6,102,226
Empire State Realty Trust, Inc.	295,222	5,192,955
EPR Properties	130,186	9,136,453
Equinix, Inc.	153,355	66,882,716
Equity Commonwealth (b)	237,117	7,601,971
Equity Lifestyle Properties, Inc.	174,997	16,953,709
Equity Residential (SBI)	709,071	48,039,560
Essex Property Trust, Inc.	126,754	31,216,975
Extra Space Storage, Inc.	240,925	22,215,694
Farmland Partners, Inc. (a)	105,443	744,428
Federal Realty Investment Trust (SBI)	138,774	18,125,272
First Industrial Realty Trust, Inc.	254,605	8,264,478
Forest City Realty Trust, Inc. Class A	522,472	13,140,171
Four Corners Property Trust, Inc.	120,965	3,258,797
Franklin Street Properties Corp.	202,564	1,735,973
Front Yard Residential Corp. Class B	111,755	1,365,646
Gaming & Leisure Properties	386,459	13,831,368
Getty Realty Corp.	62,136	1,808,779
Gladstone Commercial Corp.	76,606	1,525,225
Gladstone Land Corp. (a)	23,552	322,662
Global Medical REIT, Inc.	12,930	123,740
Global Net Lease, Inc.	130,726	2,835,447
Government Properties Income Trust (a)	190,011	3,213,086
Gramercy Property Trust	292,778	8,007,478
HCP, Inc.	908,266	24,550,430
Healthcare Realty Trust, Inc.	262,572	8,129,229
Healthcare Trust of America, Inc.	387,197	11,062,218
Hersha Hospitality Trust	71,283	1,682,279
Highwoods Properties, Inc. (SBI)	185,987	9,250,993
Hospitality Properties Trust (SBI)	312,543	9,060,622
Host Hotels & Resorts, Inc.	1,420,155	30,575,937
Hudson Pacific Properties, Inc.	313,901	10,622,410
Independence Realty Trust, Inc.	140,119	1,447,429
Industrial Logistics Properties Trust	67,268	1,619,141
InfraReit, Inc.	82,809	1,729,880
Investors Real Estate Trust	202,786	1,105,184
Invitation Homes, Inc.	549,647	12,845,250
Iron Mountain, Inc.	538,602	19,443,532
iStar Financial, Inc. (a)	129,923	1,453,838
JBG SMITH Properties	197,137	7,384,752
Jernigan Capital, Inc.	21,201	424,232
Kilroy Realty Corp.	183,382	13,412,559
Kimco Realty Corp.	819,855	14,027,719
Kite Realty Group Trust	170,320	2,977,194
Lamar Advertising Co. Class A	159,840	12,315,672
LaSalle Hotel Properties (SBI)	206,162	7,238,348
Lexington Corporate Properties Trust	399,211	3,728,631
Liberty Property Trust (SBI)	291,830	12,767,563
Life Storage, Inc.	90,026	8,786,538
LTC Properties, Inc.	76,598	3,557,977
Mack-Cali Realty Corp.	182,244	3,980,209
MedEquities Realty Trust, Inc.	56,982	610,277
Medical Properties Trust, Inc.	763,546	11,491,367
Mid-America Apartment Communities, Inc.	219,168	22,697,038
Monmouth Real Estate Investment Corp. Class A	144,924	2,520,228
National Health Investors, Inc.	85,662	6,788,714
National Retail Properties, Inc.	290,818	13,403,802
National Storage Affiliates Trust	107,421	3,046,460
New Senior Investment Group, Inc.	149,321	946,695
NexPoint Residential Trust, Inc.	32,020	1,034,246
NorthStar Realty Europe Corp.	99,105	1,359,721
Omega Healthcare Investors, Inc. (a)	384,407	12,704,651
One Liberty Properties, Inc.	42,541	1,224,755
Outfront Media, Inc.	278,838	5,540,511
Paramount Group, Inc.	417,609	6,631,631
Park Hotels & Resorts, Inc.	384,706	12,868,416
Pebblebrook Hotel Trust (a)	134,429	5,190,304
Pennsylvania Real Estate Investment Trust (SBI)	137,479	1,402,286
Physicians Realty Trust	357,866	6,259,076
Piedmont Office Realty Trust, Inc. Class A	250,343	4,966,805
Potlatch Corp.	118,272	5,712,538
Power (REIT) (b)	718	4,344
Preferred Apartment Communities, Inc. Class A	81,117	1,445,505
Prologis, Inc.	1,217,790	81,811,132
PS Business Parks, Inc.	42,672	5,565,709
Public Storage	290,191	61,688,803
QTS Realty Trust, Inc. Class A	103,526	4,734,244
Ramco-Gershenson Properties Trust (SBI)	161,970	2,261,101
Rayonier, Inc.	246,837	8,597,333
Realty Income Corp.	540,503	31,657,261
Regency Centers Corp.	280,156	18,498,701
Retail Opportunity Investments Corp.	207,087	4,087,897
Retail Properties America, Inc.	409,657	5,214,934
Rexford Industrial Realty, Inc.	174,524	5,672,030
RLJ Lodging Trust	347,260	7,608,467
Ryman Hospitality Properties, Inc.	99,071	8,790,570
Sabra Health Care REIT, Inc.	356,789	8,413,085
Safety Income and Growth, Inc.	12,370	204,105
Saul Centers, Inc.	23,905	1,434,300
SBA Communications Corp. Class A (b)	220,984	34,303,346
Select Income REIT	130,864	2,689,255
Senior Housing Properties Trust (SBI)	490,704	9,377,353
Seritage Growth Properties (a)	55,673	2,866,046
Simon Property Group, Inc.	597,704	109,397,763
SL Green Realty Corp.	168,216	17,561,750
Sotherly Hotels, Inc.	2,721	20,054
Spirit MTA REIT (a)	83,110	890,939
Spirit Realty Capital, Inc.	780,634	6,533,907
Stag Industrial, Inc.	200,184	5,779,312
Store Capital Corp.	322,243	9,283,821
Summit Hotel Properties, Inc.	229,907	3,156,623
Sun Communities, Inc.	161,888	16,703,604
Sunstone Hotel Investors, Inc.	432,350	7,254,833
Tanger Factory Outlet Centers, Inc. (a)	177,740	4,276,424
Taubman Centers, Inc.	118,985	7,687,621
Terreno Realty Corp.	97,945	3,762,067
The GEO Group, Inc.	235,799	5,982,221
The Macerich Co.	210,709	12,377,047
TIER REIT, Inc.	108,647	2,590,144
UDR, Inc.	504,145	20,150,676
UMH Properties, Inc.	79,886	1,274,981
Uniti Group, Inc. (a)	323,922	6,744,056
Universal Health Realty Income Trust (SBI)	38,916	2,967,345
Urban Edge Properties	212,899	4,866,871
Urstadt Biddle Properties, Inc. Class A	92,798	2,111,155
Ventas, Inc.	689,548	41,283,239
VEREIT, Inc.	1,855,911	14,513,224
Vornado Realty Trust	332,081	25,570,237
Washington Prime Group, Inc.	352,285	2,726,686
Washington REIT (SBI)	155,354	4,902,972
Weingarten Realty Investors (SBI)	250,007	7,732,717
Welltower, Inc.	717,418	47,858,955
Weyerhaeuser Co.	1,456,578	50,557,822
Wheeler REIT, Inc. (a)	6,770	37,303
Whitestone REIT Class B	105,336	1,436,783
WP Carey, Inc.	215,291	14,334,075
Xenia Hotels & Resorts, Inc.	197,955	4,802,388
		2,040,749,490
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	18,423	665,991
Boston Omaha Corp. (a)(b)	13,217	343,113
CBRE Group, Inc. (b)	576,875	28,157,269
Consolidated-Tomoka Land Co.	8,081	507,325
Forestar Group, Inc. (a)(b)	22,360	574,652
FRP Holdings, Inc. (b)	11,702	764,141
HFF, Inc.	77,093	3,500,793
Howard Hughes Corp. (b)	76,123	9,924,156
Jones Lang LaSalle, Inc.	85,898	13,101,163
Kennedy-Wilson Holdings, Inc.	251,133	5,386,803
Marcus & Millichap, Inc. (b)	26,096	950,155
Maui Land & Pineapple, Inc. (b)	31,310	397,637
RE/MAX Holdings, Inc.	32,840	1,617,370
Realogy Holdings Corp. (a)	250,072	5,349,040
Redfin Corp. (a)(b)	130,022	2,575,736
Retail Value, Inc. (b)	29,276	1,045,739
Stratus Properties, Inc. (b)	12,801	389,150
Tejon Ranch Co. (b)	29,778	661,965
The St. Joe Co. (a)(b)	125,813	2,163,984
Transcontinental Realty Investors, Inc. (b)	20,697	628,982
Trinity Place Holdings, Inc. (b)	7,019	42,816
VICI Properties, Inc.	138,928	2,904,984
		81,652,964

TOTAL REAL ESTATE		2,122,402,454

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (b)	135,810	267,546
AT&T, Inc.	14,049,911	448,754,157
Atlantic Tele-Network, Inc.	20,159	1,476,244
Bandwidth, Inc. (b)	11,272	513,552
CenturyLink, Inc.	1,904,600	40,682,256
Cincinnati Bell, Inc. (b)	118,793	1,544,309
Cogent Communications Group, Inc.	79,491	4,348,158
Consolidated Communications Holdings, Inc. (a)	126,066	1,488,839
Frontier Communications Corp. (a)	161,811	841,417
Globalstar, Inc. (a)(b)	800,187	408,015
IDT Corp. Class B	44,765	236,807
Iridium Communications, Inc. (a)(b)	166,538	3,372,395
Ooma, Inc. (b)	37,459	599,344
ORBCOMM, Inc. (b)	147,877	1,595,593
Pareteum Corp. (a)(b)	88,901	245,367
PDVWireless, Inc. (b)	18,833	565,932
Verizon Communications, Inc.	7,989,834	434,407,275
Vonage Holdings Corp. (b)	424,318	6,016,829
WideOpenWest, Inc. (a)(b)	35,967	419,016
Windstream Holdings, Inc. (a)(b)	76,326	359,495
Zayo Group Holdings, Inc. (b)	360,743	12,503,352
		960,645,898
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	115,811
Boingo Wireless, Inc. (b)	90,549	2,995,361
NII Holdings, Inc. (a)(b)	192,173	1,103,073
Shenandoah Telecommunications Co.	92,579	3,531,889
Spok Holdings, Inc.	43,148	662,322
Sprint Corp. (a)(b)	1,344,786	8,216,642
T-Mobile U.S., Inc. (b)	569,092	37,582,836
Telephone & Data Systems, Inc.	174,990	5,256,700
U.S. Cellular Corp. (b)	27,310	1,167,776
		60,632,410

TOTAL TELECOMMUNICATION SERVICES		1,021,278,308

UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc.	104,493	7,845,334
Alliant Energy Corp.	441,042	18,894,239
American Electric Power Co., Inc.	941,624	67,542,690
Duke Energy Corp.	1,356,125	110,171,595
Edison International	630,951	41,472,409
El Paso Electric Co.	80,794	4,952,672
Entergy Corp.	343,175	28,685,998
Evergy, Inc.	516,234	29,451,150
Eversource Energy	609,178	38,030,983
Exelon Corp.	1,852,392	80,968,054
FirstEnergy Corp.	868,107	32,449,840
Genie Energy Ltd. Class B	24,074	130,240
Hawaiian Electric Industries, Inc.	219,652	7,747,126
IDACORP, Inc.	102,567	10,036,181
MGE Energy, Inc.	72,899	4,771,240
NextEra Energy, Inc.	906,065	154,121,657
OGE Energy Corp.	377,699	13,910,654
Otter Tail Corp.	81,371	3,897,671
PG&E Corp.	996,068	45,998,420
Pinnacle West Capital Corp.	223,339	17,543,278
PNM Resources, Inc.	156,967	6,113,865
Portland General Electric Co.	174,192	8,082,509
PPL Corp.	1,360,295	40,455,173
Southern Co.	1,956,907	85,673,388
Spark Energy, Inc. Class A, (a)	24,582	216,322
Vistra Energy Corp. (b)	709,045	16,690,919
Xcel Energy, Inc.	983,494	47,256,887
		923,110,494
Gas Utilities - 0.2%
Atmos Energy Corp.	227,360	20,969,413
Chesapeake Utilities Corp.	32,292	2,777,112
National Fuel Gas Co.	165,416	9,185,550
New Jersey Resources Corp.	166,205	7,578,948
Northwest Natural Gas Co.	62,093	4,029,836
ONE Gas, Inc.	101,493	7,970,245
RGC Resources, Inc.	6,537	176,041
South Jersey Industries, Inc. (a)	159,735	5,300,007
Southwest Gas Holdings, Inc.	93,395	7,221,301
Spire, Inc.	102,174	7,617,072
UGI Corp.	328,308	17,745,047
		90,570,572
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	571,503	20,225,491
NRG Yield, Inc.:
Class A	44,523	876,658
Class C	167,464	3,324,160
Ormat Technologies, Inc.	74,908	3,943,906
Pattern Energy Group, Inc. (a)	171,450	3,494,151
Terraform Power, Inc.	103,630	1,158,583
The AES Corp.	1,264,774	17,023,858
		50,046,807
Multi-Utilities - 0.8%
Ameren Corp.	468,043	29,594,359
Avangrid, Inc.	138,427	6,829,988
Avista Corp.	128,677	6,602,417
Black Hills Corp. (a)	101,787	5,990,165
CenterPoint Energy, Inc.	820,763	22,809,004
CMS Energy Corp.	535,500	26,368,020
Consolidated Edison, Inc.	595,082	46,969,822
Dominion Resources, Inc.	1,260,445	89,201,693
DTE Energy Co.	343,228	38,146,360
MDU Resources Group, Inc.	379,742	10,591,004
NiSource, Inc.	663,795	17,968,931
NorthWestern Energy Corp.	103,581	6,210,717
Public Service Enterprise Group, Inc.	967,507	50,648,991
SCANA Corp.	278,583	10,680,872
Sempra Energy (a)	509,240	59,112,579
Unitil Corp.	58,643	2,964,404
Vectren Corp.	159,198	11,334,898
WEC Energy Group, Inc.	600,251	40,564,963
		482,589,187
Water Utilities - 0.1%
American States Water Co.	72,116	4,357,970
American Water Works Co., Inc.	337,468	29,538,574
Aqua America, Inc.	365,029	13,571,778
AquaVenture Holdings Ltd. (b)	20,099	365,400
Artesian Resources Corp. Class A	60,277	2,165,753
Cadiz, Inc. (a)(b)	46,921	450,442
California Water Service Group	95,596	3,933,775
Connecticut Water Service, Inc.	31,367	2,148,953
Middlesex Water Co.	39,650	1,815,970
Pure Cycle Corp. (b)	17,116	192,555
Select Energy Services, Inc. Class A (b)	113,670	1,551,596
SJW Corp.	29,404	1,702,786
York Water Co.	40,150	1,208,515
		63,004,067

TOTAL UTILITIES		1,609,321,127

TOTAL COMMON STOCKS
(Cost $34,330,940,945)		57,902,307,525
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (d)
(Cost $5,957,592)	6,000,000	5,957,196
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.97% (e)	307,770,942	$307,832,496
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	1,825,342,706	1,825,525,241
TOTAL MONEY MARKET FUNDS
(Cost $2,133,260,068)		2,133,357,737
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $36,470,158,605)		60,041,622,458
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,000,413,049)
NET ASSETS - 100%		$58,041,209,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	147	Sept. 2018	$12,793,410	$565,066	$565,066
CME E-mini S&P 500 Index Contracts (United States)	599	Sept. 2018	86,917,895	4,527,991	4,527,991
CME E-mini S&P MidCap 400 Index Contracts (United States)	32	Sept. 2018	6,545,920	243,778	243,778
TOTAL FUTURES CONTRACTS					$5,336,835

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,957,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,361,208
Fidelity Securities Lending Cash Central Fund	6,954,115
Total	$8,315,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,604,125,980	$7,604,125,980	$--	$--
Consumer Staples	3,485,437,063	3,485,437,063	--	--
Energy	3,229,447,104	3,229,447,104	--	--
Financials	8,237,523,499	8,237,523,499	--	--
Health Care	8,270,622,371	8,269,819,671	--	802,700
Industrials	5,958,058,160	5,958,058,160	--	--
Information Technology	14,663,513,560	14,663,513,560	--	--
Materials	1,700,577,899	1,700,474,715	--	103,184
Real Estate	2,122,402,454	2,122,402,454	--	--
Telecommunication Services	1,021,278,308	1,021,278,308	--	--
Utilities	1,609,321,127	1,609,321,127	--	--
U.S. Government and Government Agency Obligations	5,957,196	--	5,957,196	--
Money Market Funds	2,133,357,737	2,133,357,737	--	--
Total Investments in Securities:	$60,041,622,458	$60,034,759,378	$5,957,196	$905,884
Derivative Instruments:
Assets
Futures Contracts	$5,336,835	$5,336,835	$--	$--
Total Assets	$5,336,835	$5,336,835	$--	$--
Total Derivative Instruments:	$5,336,835	$5,336,835	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,336,835	$0
Total Equity Risk	5,336,835	0
Total Value of Derivatives	$5,336,835	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,785,418,856) — See accompanying schedule: Unaffiliated issuers (cost $34,336,898,537)	$57,908,264,721
Fidelity Central Funds (cost $2,133,260,068)	2,133,357,737
Total Investment in Securities (cost $36,470,158,605)		$60,041,622,458
Segregated cash with brokers for derivative instruments		8,720,656
Cash		9,438,923
Receivable for fund shares sold		65,862,664
Dividends receivable		94,694,052
Distributions receivable from Fidelity Central Funds		1,334,076
Receivable for daily variation margin on futures contracts		210,927
Other receivables		614,840
Total assets		60,222,498,596
Liabilities
Payable for investments purchased	$49,191,017
Payable for fund shares redeemed	305,481,434
Accrued management fee	707,464
Other payables and accrued expenses	895,166
Collateral on securities loaned	1,825,014,106
Total liabilities		2,181,289,187
Net Assets		$58,041,209,409
Net Assets consist of:
Paid in capital		$33,983,028,655
Undistributed net investment income		490,441,785
Accumulated undistributed net realized gain (loss) on investments		(9,061,719)
Net unrealized appreciation (depreciation) on investments		23,576,800,688
Net Assets		$58,041,209,409
Investor Class:
Net Asset Value, offering price and redemption price per share ($896,095,874 ÷ 10,667,382 shares)		$84.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($30,147,015,917 ÷ 358,832,234 shares)		$84.01
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,777,134,844 ÷ 44,963,568 shares)		$84.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($8,884,841,017 ÷ 105,771,661 shares)		$84.00
Class F:
Net Asset Value, offering price and redemption price per share ($14,336,121,757 ÷ 170,618,002 shares)		$84.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$490,626,239
Interest		46,977
Income from Fidelity Central Funds (including $6,954,115 from security lending)		8,315,323
Total income		498,988,539
Expenses
Management fee	$4,005,590
Transfer agent fees	2,802,870
Independent trustees' fees and expenses	131,478
Legal	3,348
Interest	16,268
Commitment fees	71,142
Total expenses before reductions	7,030,696
Expense reductions	(6,402)
Total expenses after reductions		7,024,294
Net investment income (loss)		491,964,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,861,925
Fidelity Central Funds	(16,578)
Futures contracts	12,178,931
Total net realized gain (loss)		142,024,278
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,071,504,045
Fidelity Central Funds	(13,648)
Futures contracts	1,169,644
Total change in net unrealized appreciation (depreciation)		4,072,660,041
Net gain (loss)		4,214,684,319
Net increase (decrease) in net assets resulting from operations		$4,706,648,564

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491,964,245	$830,794,882
Net realized gain (loss)	142,024,278	310,972,014
Change in net unrealized appreciation (depreciation)	4,072,660,041	5,665,452,634
Net increase (decrease) in net assets resulting from operations	4,706,648,564	6,807,219,530
Distributions to shareholders from net investment income	(167,025,734)	(778,723,850)
Distributions to shareholders from net realized gain	(10,522,734)	(315,859,948)
Total distributions	(177,548,468)	(1,094,583,798)
Share transactions - net increase (decrease)	3,339,415,507	4,369,390,868
Total increase (decrease) in net assets	7,868,515,603	10,082,026,600
Net Assets
Beginning of period	50,172,693,806	40,090,667,206
End of period	$58,041,209,409	$50,172,693,806
Other Information
Undistributed net investment income end of period	$490,441,785	$165,503,274

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$68.20	$55.32	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	.71	1.30	1.20	1.13	1.10	.92
Net realized and unrealized gain (loss)	6.12	9.65	13.20	(5.97)	6.51	10.74
Total from investment operations	6.83	10.95	14.40	(4.84)	7.61	11.66
Distributions from net investment income	(.24)	(1.21)	(1.13)	(1.11)	(.94)	(.80)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.26)	(1.72)	(1.52)	(1.42)	(.94)	(.80)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$84.00	$77.43	$68.20	$55.32	$61.58	$54.91
Total ReturnD,E	8.85%	16.16%	26.22%	(7.96)%	13.94%	26.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%H	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%H	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.79%H	1.79%	1.96%	1.90%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$896,096	$794,446	$736,989	$1,932,568	$1,943,259	$1,694,212
Portfolio turnover rateI	5%H	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.44	$68.20	$55.32	$61.59	$54.91	$44.06
Income from Investment Operations
Net investment income (loss)B	.73	1.34	1.25	1.16	1.13	.94
Net realized and unrealized gain (loss)	6.11	9.66	13.18	(5.98)	6.52	10.73
Total from investment operations	6.84	11.00	14.43	(4.82)	7.65	11.67
Distributions from net investment income	(.25)	(1.25)	(1.16)	(1.14)	(.97)	(.82)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)	(1.76)	(1.55)	(1.45)	(.97)	(.82)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$84.01	$77.44	$68.20	$55.32	$61.59	$54.91
Total ReturnD,E	8.87%	16.23%	26.28%	(7.92)%	14.02%	26.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%H	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.03%H	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.83%H	1.84%	2.00%	1.95%	1.96%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$30,147,016	$27,441,887	$23,288,507	$18,866,595	$18,860,117	$14,943,835
Portfolio turnover rateI	5%H	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$68.19	$55.31	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	.73	1.34	1.26	1.17	1.13	.94
Net realized and unrealized gain (loss)	6.11	9.66	13.18	(5.98)	6.52	10.75
Total from investment operations	6.84	11.00	14.44	(4.81)	7.65	11.69
Distributions from net investment income	(.25)	(1.25)	(1.16)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)	(1.76)	(1.56)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$84.00	$77.43	$68.19	$55.31	$61.58	$54.91
Total ReturnE,F	8.87%	16.24%	26.30%	(7.92)%	14.01%	26.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.03%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%I	.03%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.03%I	.03%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.84%I	1.85%	2.01%	1.96%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,777,135	$3,341,899	$2,345,441	$1,199,719	$1,307,281	$1,254,047
Portfolio turnover rateJ	5%I	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.42	$68.19	$55.31	$61.58	$54.90	$44.05
Income from Investment Operations
Net investment income (loss)B	.73	1.36	1.28	1.17	1.14	.95
Net realized and unrealized gain (loss)	6.12	9.65	13.17	(5.98)	6.52	10.73
Total from investment operations	6.85	11.01	14.45	(4.81)	7.66	11.68
Distributions from net investment income	(.26)	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)C	(1.78)	(1.57)D	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$84.00	$77.42	$68.19	$55.31	$61.58	$54.90
Total ReturnF,G	8.89%	16.25%	26.32%	(7.91)%	14.04%	26.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.05%	.04%	.06%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.85%J	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,884,841	$6,114,864	$4,684,669	$800,304	$1,022,585	$740,877
Portfolio turnover rateK	5%J	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.016 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.45	$68.21	$55.32	$61.59	$54.92	$44.06
Income from Investment Operations
Net investment income (loss)B	.73	1.36	1.26	1.17	1.14	.95
Net realized and unrealized gain (loss)	6.11	9.66	13.20	(5.98)	6.51	10.74
Total from investment operations	6.84	11.02	14.46	(4.81)	7.65	11.69
Distributions from net investment income	(.26)	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)C	(1.78)	(1.57)D	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$84.02	$77.45	$68.21	$55.32	$61.59	$54.92
Total ReturnF,G	8.87%	16.26%	26.33%	(7.91)%	14.01%	26.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.85%J	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$14,336,122	$12,479,597	$9,035,061	$6,659,560	$6,368,808	$5,088,489
Portfolio turnover rateK	5%J	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.016 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $895,163 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,491,640,385
Gross unrealized depreciation	(2,107,776,544)
Net unrealized appreciation (depreciation)	$23,383,863,841
Tax cost	$36,663,095,452

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,281,197,368 and $1,222,963,702, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.015%
Premium Class	.015%
Institutional Class	.015%
Institutional Premium Class	.015%
Class F	.015%

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.09%
Premium Class	.035%
Institutional Class	.030%
Institutional Premium Class	.015%
Class F	.015%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay no transfer agent fees. Prior to August 1, 2018, each class paid all or a portion of the transfer agent fees at an annual rate of .075%, .02%, and .015% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$250,548.062
Premium Class	2,334,574.016
Institutional Class	217,748.012
	$2,802,870
 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$34,077,875	2.15%	$16,268

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $71,142 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,158,306. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $165,990 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,402.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Investor Class	$2,478,522	$12,586,670
Premium Class	89,860,399	435,270,799
Institutional Class	10,965,878	44,873,287
Institutional Premium Class	20,946,671	94,317,041
Class F	42,774,264	191,676,053
Total	$167,025,734	$778,723,850
From net realized gain
Investor Class	$164,548	$5,321,710
Premium Class	5,694,270	177,589,449
Institutional Class	692,013	18,221,313
Institutional Premium Class	1,305,698	37,888,601
Class F	2,666,205	76,838,875
Total	$10,522,734	$315,859,948

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Investor Class
Shares sold	2,723,117	6,491,579	$215,950,096	$473,077,417
Reinvestment of distributions	32,797	227,908	2,485,299	16,995,879
Shares redeemed	(2,348,254)	(7,266,119)	(185,589,293)	(529,723,284)
Net increase (decrease)	407,660	(546,632)	$32,846,102	$(39,649,988)
Premium Class
Shares sold	26,131,870	59,682,692	$2,068,764,384	$4,353,636,860
Reinvestment of distributions	1,130,172	7,372,266	85,644,406	550,334,111
Shares redeemed	(22,803,631)	(54,136,097)	(1,811,868,466)	(3,981,489,838)
Net increase (decrease)	4,458,411	12,918,861	$342,540,324	$922,481,133
Institutional Class
Shares sold	5,818,678	17,997,705	$457,907,605	$1,330,831,506
Reinvestment of distributions	129,741	732,368	9,830,506	54,656,693
Shares redeemed	(4,146,204)	(9,961,881)	(329,560,409)	(724,114,212)
Net increase (decrease)	1,802,215	8,768,192	$138,177,702	$661,373,987
Institutional Premium Class
Shares sold	41,528,589	19,386,022	$3,272,627,679	$1,424,547,920
Reinvestment of distributions	293,720	1,770,295	22,252,243	132,205,306
Shares redeemed	(15,030,904)	(10,876,497)	(1,189,211,901)	(794,477,913)
Net increase (decrease)	26,791,405	10,279,820	$2,105,668,021	$762,275,313
Class F
Shares sold	20,340,963	36,022,682	$1,589,711,870	$2,617,551,668
Reinvestment of distributions	599,637	3,591,887	45,440,469	268,514,928
Shares redeemed	(11,463,696)	(10,934,635)	(914,968,981)	(823,156,173)
Net increase (decrease)	9,476,904	28,679,934	$720,183,358	$2,062,910,423

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Investor Class	.08%
Actual		$1,000.00	$1,088.50	$.42-C
Hypothetical-D		$1,000.00	$1,024.80	$.41-C
Premium Class	.03%
Actual		$1,000.00	$1,088.70	$.16
Hypothetical-D		$1,000.00	$1,025.05	$.15
Institutional Class	.03%
Actual		$1,000.00	$1,088.70	$.16
Hypothetical-D		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,088.90	$.11
Hypothetical-D		$1,000.00	$1,025.10	$.10
Class F	.02%
Actual		$1,000.00	$1,088.70	$.11
Hypothetical-D		$1,000.00	$1,025.10	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018, had been in effect for the entire period, the restated annualized expense ratio would have been .02% and the expenses paid in the actual and hypothetical examples above would have been $.11 and $.10, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Total Market Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board also approved an amendment to the fund's sub-advisory agreement with Geode (the Amended Contract) to decrease the sub-advisory fee rate paid by FMR to Geode, on behalf of the fund, by 1.00 basis point. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management.

In its review of the proposed sub-advisory fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 1.00 basis point than the current sub-advisory fee rate for the fund. The Board noted that FMR, and not the fund, pays the sub-advisory fee out of its management fee. The Board considered that the Amended Contract will not result in any changes to the current management fee rate under the funds' management contracts with FMR. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses for the fund, with certain limited exceptions, under the fund's management contract.

The Board considered that the contractual arrangements for the fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, were being set at 0.015% for all classes.

The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification (except as noted above for the fund's sub-advisory contract with Geode), through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies. Because the Board was approving an arrangement under which the fees were being reduced, the Board did not consider FMR's or Geode's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract. In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the Amended Contact and the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STI-F-SANN-1018
1.899051.108

Fidelity® Total Market Index Fund
Investor Class and Premium Class

Fidelity® Extended Market Index Fund
Investor Class and Premium Class

Fidelity® International Index Fund
Investor Class and Premium Class

Semi-Annual Report

August 31, 2018

Contents

Notes to shareholders
Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Notes to shareholders:

In July, the Board of Trustees approved a proposal to consolidate the Fund’s publicly offered share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Total Market Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .015% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Extended Market Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .045% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity International Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .045% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	3.7
Microsoft Corp.	2.9
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.4
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class C	1.3
Alphabet, Inc. Class A	1.2
Johnson & Johnson	1.2
Exxon Mobil Corp.	1.1
18.2

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	25.3
Health Care	14.2
Financials	14.2
Consumer Discretionary	13.1
Industrials	10.3
Consumer Staples	6.0
Energy	5.6
Real Estate	3.6
Materials	2.9
Utilities	2.8

Fidelity® Total Market Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Adient PLC (a)	181,691	$7,865,403
American Axle & Manufacturing Holdings, Inc. (b)	188,109	3,331,410
Aptiv PLC	510,121	44,895,749
Autoliv, Inc. (a)	165,669	14,759,451
BorgWarner, Inc.	386,356	16,910,802
CDTi Advanced Materials, Inc. (a)(b)	8,475	3,221
Cooper Tire & Rubber Co. (a)	104,300	3,009,055
Cooper-Standard Holding, Inc. (b)	32,523	4,502,159
Dana Holding Corp.	270,404	5,291,806
Delphi Technologies PLC	171,828	6,053,500
Dorman Products, Inc. (a)(b)	61,275	4,962,050
Fox Factory Holding Corp. (b)	77,770	5,136,709
Gentex Corp.	532,304	12,445,268
Gentherm, Inc. (b)	78,354	3,855,017
Hertz Global Holdings, Inc. (a)(b)	158,981	2,799,655
Horizon Global Corp. (a)(b)	41,718	323,732
LCI Industries	49,871	4,635,509
Lear Corp.	125,595	20,371,509
Modine Manufacturing Co. (b)	92,466	1,558,052
Motorcar Parts of America, Inc. (a)(b)	32,435	860,825
Shiloh Industries, Inc. (b)	23,634	212,233
Standard Motor Products, Inc.	42,212	2,143,103
Stoneridge, Inc. (b)	60,173	1,800,978
Strattec Security Corp.	4,334	148,656
Superior Industries International, Inc.	39,790	863,443
Sypris Solutions, Inc. (b)	16,848	26,957
Tenneco, Inc.	96,642	4,135,311
The Goodyear Tire & Rubber Co.	462,748	10,499,752
Tower International, Inc.	37,453	1,265,911
UQM Technologies, Inc. (a)(b)	38,648	46,378
Veoneer, Inc. (a)(b)	173,291	8,654,153
Visteon Corp. (b)	57,388	6,335,061
VOXX International Corp. (b)	39,260	212,004
Workhorse Group, Inc. (a)(b)	43,808	44,684
		199,959,506
Automobiles - 0.5%
Ford Motor Co.	7,565,984	71,725,528
General Motors Co.	2,461,659	88,742,807
Harley-Davidson, Inc.	318,145	13,559,340
REV Group, Inc. (a)	55,706	947,559
Tesla, Inc. (a)(b)	259,511	78,284,088
Thor Industries, Inc.	95,137	9,079,875
Winnebago Industries, Inc.	53,916	1,992,196
		264,331,393
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	3,278,929
Educational Development Corp.	5,732	68,784
Genuine Parts Co.	285,754	28,532,537
LKQ Corp. (b)	602,544	20,799,819
Pool Corp.	79,418	13,045,201
Weyco Group, Inc.	6,395	226,831
		65,952,101
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	121,167	5,797,841
American Public Education, Inc. (b)	34,036	1,182,751
Ascent Capital Group, Inc. (b)	16,905	34,655
Bridgepoint Education, Inc. (b)	52,176	613,590
Bright Horizons Family Solutions, Inc. (b)	115,034	13,738,511
Cambium Learning Group, Inc. (b)	26,588	355,747
Career Education Corp. (b)	119,651	1,908,433
Carriage Services, Inc.	24,048	547,573
Chegg, Inc. (a)(b)	166,149	5,379,905
Collectors Universe, Inc.	6,416	95,791
Graham Holdings Co.	8,988	5,057,098
Grand Canyon Education, Inc. (b)	92,016	10,962,786
H&R Block, Inc.	401,847	10,873,980
Houghton Mifflin Harcourt Co. (b)	207,270	1,336,892
K12, Inc. (b)	75,246	1,246,074
Laureate Education, Inc. Class A (b)	118,560	1,893,403
Lincoln Educational Services Corp. (b)	15,671	34,476
National American University Holdings, Inc.	5,378	4,733
Regis Corp. (b)	65,150	1,393,559
Service Corp. International	355,312	14,908,892
ServiceMaster Global Holdings, Inc. (b)	263,570	15,885,364
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,718,477
Strategic Education, Inc.	40,901	5,675,832
Universal Technical Institute, Inc. (b)	29,419	80,020
Weight Watchers International, Inc. (a)(b)	70,718	5,296,778
Xpresspa Group, Inc. (b)	9,862	1,702
		108,024,863
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	479,975	19,717,373
Belmond Ltd. Class A (b)	165,347	2,769,562
BFC Financial Corp. Class A	157,194	1,167,951
Biglari Holdings, Inc. (b)	247	236,656
Biglari Holdings, Inc. (b)	2,475	488,936
BJ's Restaurants, Inc.	35,904	2,717,933
Bloomin' Brands, Inc.	181,456	3,502,101
Bojangles', Inc. (a)(b)	34,765	507,569
Boyd Gaming Corp.	160,056	5,829,240
Brinker International, Inc.	86,305	3,821,585
Caesars Entertainment Corp. (a)(b)	273,134	2,785,967
Carnival Corp.	783,753	48,192,972
Carrols Restaurant Group, Inc. (b)	61,598	973,248
Century Casinos, Inc. (b)	44,390	355,120
Chipotle Mexican Grill, Inc. (b)	47,391	22,519,255
Choice Hotels International, Inc.	75,738	5,911,351
Churchill Downs, Inc.	21,746	6,145,420
Chuy's Holdings, Inc. (a)(b)	33,149	959,664
Cracker Barrel Old Country Store, Inc. (a)	45,340	6,759,741
Darden Restaurants, Inc.	238,981	27,731,355
Dave & Buster's Entertainment, Inc. (b)	73,713	4,287,885
Del Frisco's Restaurant Group, Inc. (b)	76,669	724,522
Del Taco Restaurants, Inc. (b)	75,328	973,991
Denny's Corp. (b)	128,799	1,941,001
Dine Brands Global, Inc. (a)	36,646	3,057,009
Domino's Pizza, Inc.	81,566	24,352,345
Dover Downs Gaming & Entertainment, Inc. (a)(b)	54,619	174,781
Dover Motorsports, Inc.	9,993	20,486
Drive Shack, Inc. (b)	106,917	662,885
Dunkin' Brands Group, Inc. (a)	158,881	11,580,836
El Pollo Loco Holdings, Inc. (b)	42,298	503,346
Eldorado Resorts, Inc. (a)(b)	117,072	5,625,310
Empire Resorts, Inc. (b)	4,022	50,074
Extended Stay America, Inc. unit	367,918	7,424,585
Famous Dave's of America, Inc. (a)(b)	7,623	50,693
Fiesta Restaurant Group, Inc. (b)	50,677	1,456,964
Golden Entertainment, Inc. (b)	33,622	975,374
Good Times Restaurants, Inc. (b)	7,939	38,901
Habit Restaurants, Inc. Class A (a)(b)	36,946	611,456
Hilton Grand Vacations, Inc. (b)	187,085	6,110,196
Hilton Worldwide Holdings, Inc.	535,957	41,600,982
Hyatt Hotels Corp. Class A	92,384	7,146,826
ILG, Inc.	199,231	6,799,754
Inspired Entertainment, Inc. (b)	3,769	26,760
International Speedway Corp. Class A	44,736	1,975,094
J. Alexanders Holdings, Inc. (b)	20,559	254,932
Jack in the Box, Inc.	54,956	4,981,212
Jamba, Inc. (a)(b)	31,127	404,028
Kona Grill, Inc. (a)(b)	8,466	21,588
Las Vegas Sands Corp.	707,662	46,295,248
Lindblad Expeditions Holdings (b)	48,584	737,991
Luby's, Inc. (b)	14,614	29,520
Marriott International, Inc. Class A	573,134	72,484,257
Marriott Vacations Worldwide Corp. (a)	47,812	5,689,628
McDonald's Corp.	1,520,914	246,737,878
MGM Mirage, Inc.	967,766	28,055,536
Monarch Casino & Resort, Inc. (b)	19,895	936,060
Nathan's Famous, Inc.	4,365	387,176
Noodles & Co. (b)	77,002	947,125
Norwegian Cruise Line Holdings Ltd. (b)	397,580	21,314,264
Papa John's International, Inc. (a)	45,834	2,113,864
Papa Murphy's Holdings, Inc. (a)(b)	22,690	125,930
Penn National Gaming, Inc. (b)	158,816	5,472,799
Pinnacle Entertainment, Inc. (b)	102,955	3,525,179
Planet Fitness, Inc. (b)	173,759	8,926,000
Playa Hotels & Resorts NV (b)	140,860	1,455,084
PlayAGS, Inc. (a)(b)	43,230	1,385,089
Potbelly Corp. (b)	40,772	552,461
Rave Restaurant Group, Inc. (a)(b)	9,079	11,712
RCI Hospitality Holdings, Inc.	15,482	502,081
Red Lion Hotels Corp. (b)	39,040	532,896
Red Robin Gourmet Burgers, Inc. (a)(b)	26,573	1,097,465
Red Rock Resorts, Inc.	146,708	4,788,549
Royal Caribbean Cruises Ltd.	330,573	40,521,638
Ruth's Hospitality Group, Inc.	51,983	1,601,076
Scientific Games Corp. Class A (b)	99,063	3,001,609
SeaWorld Entertainment, Inc. (b)	127,392	3,735,133
Shake Shack, Inc. Class A (a)(b)	40,965	2,476,334
Six Flags Entertainment Corp.	148,179	10,009,491
Sonic Corp. (a)	74,649	2,676,913
Speedway Motorsports, Inc.	23,497	420,361
Starbucks Corp.	2,667,937	142,601,233
Texas Roadhouse, Inc. Class A	123,753	8,532,769
The Cheesecake Factory, Inc. (a)	85,660	4,554,542
Town Sports International Holdings, Inc. (b)	41,284	377,749
U.S. Foods Holding Corp. (b)	262,925	8,568,726
Vail Resorts, Inc.	78,002	23,248,496
Wendy's Co.	365,963	6,459,247
Wingstop, Inc.	55,195	3,695,305
Wyndham Destinations, Inc.	185,484	8,198,393
Wyndham Hotels & Resorts, Inc.	196,365	11,143,714
Wynn Resorts Ltd.	163,093	24,193,216
Yum! Brands, Inc.	624,046	54,223,357
Zoe's Kitchen, Inc. (a)(b)	52,844	723,963
		1,111,993,872
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	17,632	378,206
Bassett Furniture Industries, Inc.	18,263	426,441
Beazer Homes U.S.A., Inc. (b)	65,476	838,748
Cavco Industries, Inc. (b)	16,004	3,927,382
Century Communities, Inc. (b)	43,258	1,265,297
Comstock Holding Companies, Inc. (a)(b)	1,496	4,189
CSS Industries, Inc.	16,118	223,718
D.R. Horton, Inc.	659,836	29,369,300
Dixie Group, Inc. (b)	11,105	18,879
Emerson Radio Corp. (b)	23,724	34,637
Ethan Allen Interiors, Inc.	53,577	1,192,088
Flexsteel Industries, Inc.	9,186	327,756
Garmin Ltd.	216,150	14,728,461
GoPro, Inc. Class A (a)(b)	213,647	1,369,477
Green Brick Partners, Inc. (b)	37,398	390,809
Hamilton Beach Brands Holding Co. Class A	20,505	474,691
Helen of Troy Ltd. (b)	53,200	6,328,140
Hooker Furniture Corp.	23,607	992,674
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	276,374
Installed Building Products, Inc. (b)	45,849	2,134,271
iRobot Corp. (a)(b)	54,125	6,143,188
KB Home	166,267	4,131,735
Koss Corp. (b)	2,669	9,715
La-Z-Boy, Inc.	91,907	3,055,908
Leggett & Platt, Inc. (a)	249,108	11,319,468
Lennar Corp.:
Class A	540,686	27,937,246
Class B	9,673	408,007
LGI Homes, Inc. (a)(b)	35,114	2,022,566
Libbey, Inc.	41,937	412,241
Lifetime Brands, Inc.	14,046	163,636
M.D.C. Holdings, Inc.	99,376	3,150,219
M/I Homes, Inc. (b)	59,108	1,531,488
Meritage Homes Corp. (b)	78,833	3,401,644
Mohawk Industries, Inc. (b)	121,467	23,271,863
New Home Co. LLC (b)	17,775	156,065
Newell Brands, Inc.	935,654	20,322,405
Nova LifeStyle, Inc. (a)(b)	26,136	46,522
NVR, Inc. (b)	6,477	17,283,551
PulteGroup, Inc. (a)	497,686	13,910,324
Roku, Inc. Class A (a)	86,359	5,137,497
Skyline Champion Corp.	15,881	459,120
Taylor Morrison Home Corp. (b)	213,917	4,162,825
Tempur Sealy International, Inc. (a)(b)	87,333	4,837,375
Toll Brothers, Inc.	278,640	10,095,127
TopBuild Corp. (b)	72,015	4,485,094
TRI Pointe Homes, Inc. (a)(b)	285,631	4,138,793
Tupperware Brands Corp.	98,214	3,193,919
Turtle Beach Corp. (a)(b)	12,175	278,929
Universal Electronics, Inc. (b)	28,445	1,228,824
Vuzix Corp. (a)(b)	35,528	230,932
Whirlpool Corp.	124,156	15,517,017
William Lyon Homes, Inc. (b)	53,155	1,040,243
Zagg, Inc. (b)	47,415	768,123
		258,953,147
Internet & Direct Marketing Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (b)	67,294	810,893
Amazon.com, Inc. (b)	779,436	1,568,778,632
Blue Apron Holdings, Inc. Class A (a)(b)	67,371	136,089
Duluth Holdings, Inc. (a)(b)	29,946	866,637
EVINE Live, Inc. (b)	71,405	91,398
Expedia, Inc.	234,656	30,622,608
FTD Companies, Inc. (b)	25,393	90,907
Gaia, Inc. Class A (b)	16,336	285,880
Groupon, Inc. (b)	761,063	3,249,739
Lands' End, Inc. (a)(b)	31,890	819,573
Liberty Expedia Holdings, Inc. (b)	113,147	5,221,734
Liberty Interactive Corp. QVC Group Series A (b)	866,824	18,021,271
Liberty TripAdvisor Holdings, Inc. (b)	137,066	2,172,496
Netflix, Inc. (b)	841,160	309,277,709
NutriSystem, Inc.	59,492	2,201,204
Overstock.com, Inc. (a)(b)	36,823	1,075,232
PetMed Express, Inc. (a)	38,488	1,412,125
Shutterfly, Inc. (a)(b)	63,827	4,958,081
The Booking Holdings, Inc. (b)	93,202	181,888,363
TripAdvisor, Inc. (a)(b)	205,604	11,166,353
U.S. Auto Parts Network, Inc. (b)	5,048	7,370
Wayfair LLC Class A (a)(b)	83,777	11,324,137
		2,154,478,431
Leisure Products - 0.1%
American Outdoor Brands Corp. (b)	96,497	1,353,853
Brunswick Corp.	170,585	11,330,256
Callaway Golf Co.	178,654	4,075,098
Clarus Corp.	39,765	411,568
Escalade, Inc.	7,022	93,393
Hasbro, Inc.	219,161	21,764,879
JAKKS Pacific, Inc. (a)(b)	36,433	92,904
Johnson Outdoors, Inc. Class A	11,590	1,173,835
Malibu Boats, Inc. Class A (b)	41,559	2,003,559
Marine Products Corp.	11,741	230,593
Mattel, Inc. (a)	665,394	10,267,029
MCBC Holdings, Inc. (b)	29,639	817,147
Nautilus, Inc. (b)	60,465	885,812
Polaris Industries, Inc.	112,876	12,241,402
Sturm, Ruger & Co., Inc. (a)	33,314	2,180,401
Summer Infant, Inc. (b)	32,605	62,602
Vista Outdoor, Inc. (b)	127,654	2,357,769
		71,342,100
Media - 2.3%
A.H. Belo Corp. Class A	22,177	97,579
Altice U.S.A., Inc. Class A	232,750	4,170,880
AMC Entertainment Holdings, Inc. Class A	98,115	1,869,091
AMC Networks, Inc. Class A (a)(b)	89,247	5,605,604
Ballantyne of Omaha, Inc. (b)	17,964	78,143
Cable One, Inc.	8,949	7,496,935
CBS Corp. Class B	680,172	36,062,719
Central European Media Enterprises Ltd. Class A (b)	124,885	474,563
Charter Communications, Inc. Class A (a)(b)	359,235	111,506,544
Cinedigm Corp. (b)	5,614	7,018
Cinemark Holdings, Inc.	208,843	7,794,021
Clear Channel Outdoor Holding, Inc. Class A	77,307	351,747
Comcast Corp. Class A	8,885,843	328,687,333
Daily Journal Corp. (a)(b)	644	153,562
Discovery Communications, Inc.:
Class A (a)(b)	319,936	8,903,819
Class C (non-vtg.) (b)	640,780	16,429,599
DISH Network Corp. Class A (b)	448,226	15,844,789
E.W. Scripps Co. Class A	104,171	1,528,189
Emmis Communications Corp. Class A (b)	1,993	10,124
Entercom Communications Corp. Class A	253,845	1,992,683
Entravision Communication Corp. Class A	112,796	592,179
Fluent, Inc. (a)(b)	74,077	177,785
Gannett Co., Inc.	225,017	2,313,175
GCI Liberty, Inc. (b)	199,273	9,780,319
Global Eagle Entertainment, Inc. (a)(b)	104,573	278,164
Gray Television, Inc. (b)	155,347	2,710,805
Harte-Hanks, Inc. (b)	4,548	39,067
Hemisphere Media Group, Inc. (b)	12,793	175,264
Insignia Systems, Inc. (b)	5,038	10,983
Interpublic Group of Companies, Inc.	744,848	17,392,201
John Wiley & Sons, Inc. Class A	90,167	5,820,280
Lee Enterprises, Inc. (b)	85,702	244,251
Liberty Broadband Corp.:
Class A (b)	36,926	2,991,006
Class C (b)	309,886	25,128,656
Liberty Global PLC:
Class A (b)	411,278	11,026,363
Class C (b)	1,169,608	30,281,151
Liberty Latin America Ltd. (b)	238,567	4,683,070
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,526,579
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	380,804
Liberty Braves Class C (b)	76,194	2,024,475
Liberty Formula One Group Series C (b)	402,255	14,867,345
Liberty Media Class A (b)	46,551	1,628,354
Liberty SiriusXM Series A (b)	131,422	6,142,664
Liberty SiriusXM Series C (b)	365,783	17,206,432
Lions Gate Entertainment Corp.:
Class A (a)	145,390	3,419,573
Class B	201,823	4,530,926
Live Nation Entertainment, Inc. (b)	261,567	12,994,649
LiveXLive Media, Inc. (a)(b)	25,647	130,030
Loral Space & Communications Ltd. (b)	24,624	1,092,074
Marcus Corp.	38,691	1,570,855
Meredith Corp.	75,392	3,893,997
MSG Network, Inc. Class A (a)(b)	116,814	2,838,580
National CineMedia, Inc.	108,730	989,443
New Media Investment Group, Inc.	138,364	2,199,988
News Corp.:
Class A	825,180	10,785,103
Class B	150,998	2,053,573
Nexstar Broadcasting Group, Inc. Class A	90,705	7,437,810
Omnicom Group, Inc. (a)	439,557	30,470,091
Reading International, Inc. Class A (b)	19,772	318,329
RLJ Entertainment, Inc. (b)	5,726	35,788
Saga Communications, Inc. Class A	3,882	147,516
Salem Communications Corp. Class A	10,842	41,742
Scholastic Corp.	52,798	2,219,628
Sinclair Broadcast Group, Inc. Class A	143,587	4,156,844
Sirius XM Holdings, Inc. (a)	2,832,370	20,109,827
Social Reality, Inc. (a)(b)	7,116	30,883
Tegna, Inc.	404,044	4,703,072
The Madison Square Garden Co. (b)	32,008	9,664,496
The McClatchy Co. Class A (a)(b)	6,072	54,648
The New York Times Co. Class A (a)	260,178	6,062,147
The Walt Disney Co.	2,876,969	322,278,067
Townsquare Media, Inc.	1,285	11,475
Tribune Media Co. Class A	137,277	5,064,149
tronc, Inc. (b)	51,781	854,387
Twenty-First Century Fox, Inc.:
Class A	2,008,293	91,176,502
Class B	878,618	39,449,948
Urban One, Inc.:
Class A (a)(b)	7,797	17,933
Class D (non-vtg.) (b)	32,336	71,139
Viacom, Inc. Class B (non-vtg.)	702,717	20,575,554
World Wrestling Entertainment, Inc. Class A	75,130	6,567,113
		1,324,504,193
Multiline Retail - 0.4%
Big Lots, Inc. (a)	84,039	3,617,879
Dillard's, Inc. Class A (a)	40,152	3,155,144
Dollar General Corp.	490,831	52,877,224
Dollar Tree, Inc. (b)	457,955	36,869,957
Fred's, Inc. Class A (a)	52,965	90,570
JC Penney Corp., Inc. (a)(b)	587,373	1,039,650
Kohl's Corp.	323,306	25,576,738
Macy's, Inc.	591,490	21,618,960
Nordstrom, Inc.	230,007	14,455,940
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	96,514	8,406,369
Sears Holdings Corp. (a)(b)	98,150	131,521
Target Corp.	1,036,338	90,679,575
Tuesday Morning Corp. (a)(b)	61,992	189,076
		258,708,603
Specialty Retail - 2.3%
Aaron's, Inc. Class A	121,761	6,053,957
Abercrombie & Fitch Co. Class A	133,398	2,890,735
Advance Auto Parts, Inc.	143,307	23,506,647
America's Car Mart, Inc. (b)	12,295	1,026,018
American Eagle Outfitters, Inc.	317,713	8,247,829
Armstrong Flooring, Inc. (b)	44,365	776,831
Asbury Automotive Group, Inc. (b)	40,476	3,015,462
Ascena Retail Group, Inc. (a)(b)	349,700	1,601,626
At Home Group, Inc. (b)	49,373	1,698,925
AutoNation, Inc. (b)	112,063	5,082,057
AutoZone, Inc. (b)	51,329	39,363,184
Barnes & Noble Education, Inc. (b)	60,796	363,560
Barnes & Noble, Inc.	136,068	714,357
Bed Bath & Beyond, Inc.	260,771	4,678,232
Best Buy Co., Inc.	474,196	37,727,034
Big 5 Sporting Goods Corp. (a)	30,148	171,844
Boot Barn Holdings, Inc. (a)(b)	56,571	1,693,170
Build-A-Bear Workshop, Inc. (b)	20,831	191,645
Burlington Stores, Inc. (b)	129,732	21,818,328
Caleres, Inc.	81,369	3,293,817
Camping World Holdings, Inc. (a)	60,852	1,260,245
CarMax, Inc. (a)(b)	354,626	27,678,559
Cars.com, Inc. (a)(b)	141,815	3,816,242
Chico's FAS, Inc.	255,796	2,332,860
Christopher & Banks Corp. (a)(b)	57,707	56,553
Citi Trends, Inc.	26,292	813,474
Conn's, Inc. (a)(b)	50,034	2,051,394
Destination Maternity Corp. (b)	22,235	111,620
Destination XL Group, Inc. (a)(b)	51,406	141,367
Dick's Sporting Goods, Inc.	154,889	5,799,044
DSW, Inc. Class A	144,844	4,817,511
Express, Inc. (b)	161,303	1,809,820
Five Below, Inc. (b)	105,680	12,308,550
Floor & Decor Holdings, Inc. Class A (a)(b)	88,718	3,261,274
Foot Locker, Inc.	229,516	11,315,139
Francesca's Holdings Corp. (a)(b)	57,702	362,369
GameStop Corp. Class A (a)	189,516	2,514,877
Gap, Inc.	420,016	12,747,486
Genesco, Inc. (a)(b)	38,400	1,952,640
GNC Holdings, Inc. Class A (a)(b)	120,441	373,367
Group 1 Automotive, Inc.	38,654	2,979,837
Guess?, Inc.	114,124	2,796,038
Haverty Furniture Companies, Inc.	37,183	821,744
Hibbett Sports, Inc. (a)(b)	34,547	709,941
Home Depot, Inc.	2,232,585	448,236,090
Kirkland's, Inc. (a)(b)	21,240	193,072
L Brands, Inc.	477,405	12,617,814
Lithia Motors, Inc. Class A (sub. vtg.) (a)	46,519	4,019,242
Lowe's Companies, Inc.	1,590,615	172,979,381
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	860,380
MarineMax, Inc. (b)	36,815	828,338
Michaels Companies, Inc. (b)	219,067	3,721,948
Monro, Inc. (a)	70,777	5,021,628
Murphy U.S.A., Inc. (b)	58,955	4,892,086
New York & Co., Inc. (b)	45,085	205,137
O'Reilly Automotive, Inc. (b)	158,023	53,004,075
Office Depot, Inc.	1,052,572	3,526,116
Party City Holdco, Inc. (a)(b)	63,433	973,697
Penske Automotive Group, Inc.	71,056	3,739,677
Pier 1 Imports, Inc. (a)	163,568	300,965
Rent-A-Center, Inc. (b)	93,716	1,381,374
RH (a)(b)	36,149	5,747,691
Ross Stores, Inc.	729,785	69,898,807
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,517,699
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	30,000
Shoe Carnival, Inc.	21,330	948,332
Signet Jewelers Ltd. (a)	114,755	7,367,271
Sleep Number Corp. (a)(b)	68,724	2,315,999
Sonic Automotive, Inc. Class A (sub. vtg.)	52,893	1,137,200
Sportsman's Warehouse Holdings, Inc. (a)(b)	85,108	485,967
Stage Stores, Inc. (a)	38,699	81,268
Stein Mart, Inc. (a)(b)	40,412	94,160
Tailored Brands, Inc. (a)	94,987	2,235,994
The Buckle, Inc. (a)	65,726	1,692,445
The Cato Corp. Class A (sub. vtg.)	58,832	1,261,946
The Children's Place Retail Stores, Inc.	32,586	4,586,480
The Container Store Group, Inc. (b)	29,760	336,288
Tiffany & Co., Inc.	196,681	24,122,925
Tile Shop Holdings, Inc.	56,926	435,484
Tilly's, Inc.	25,457	598,749
TJX Companies, Inc.	1,214,266	133,532,832
Tractor Supply Co.	236,298	20,860,387
Trans World Entertainment Corp. (b)	2,977	2,769
Ulta Beauty, Inc. (b)	110,358	28,693,080
Urban Outfitters, Inc. (b)	151,625	7,047,530
Vitamin Shoppe, Inc. (a)(b)	45,231	578,957
Williams-Sonoma, Inc. (a)	147,711	10,373,744
Winmark Corp.	3,398	506,982
Zumiez, Inc. (b)	31,066	967,706
		1,312,706,921
Textiles, Apparel & Luxury Goods - 0.8%
Carbon Black, Inc. (a)	27,353	692,851
Carter's, Inc.	90,259	9,561,136
Cherokee, Inc. (a)(b)	20,319	17,474
Columbia Sportswear Co.	57,607	5,224,955
Crocs, Inc. (a)(b)	126,644	2,616,465
Culp, Inc.	13,004	329,651
Deckers Outdoor Corp. (b)	58,429	7,118,989
Delta Apparel, Inc. (b)	4,312	79,988
Differential Brands Group, Inc. (a)(b)	30,760	148,263
Emerald Expositions Events, Inc.	58,843	919,128
Fossil Group, Inc. (a)(b)	83,664	1,896,663
G-III Apparel Group Ltd. (b)	82,934	3,771,838
Goosehead Insurance (a)	19,603	608,085
Hanesbrands, Inc. (a)	689,492	12,093,690
Iconix Brand Group, Inc. (a)(b)	101,691	35,592
J.Jill, Inc. (b)	24,557	148,324
Lakeland Industries, Inc. (b)	6,813	89,932
lululemon athletica, Inc. (b)	183,774	28,472,106
Michael Kors Holdings Ltd. (b)	289,686	21,036,997
Movado Group, Inc.	39,217	1,670,644
Newmark Group, Inc.	231,305	2,972,269
NIKE, Inc. Class B	2,488,009	204,514,340
Oxford Industries, Inc.	34,526	3,214,025
Perry Ellis International, Inc. (b)	21,985	605,247
PetIQ, Inc. Class A (a)(b)	18,886	739,576
PVH Corp.	149,344	21,380,087
Ralph Lauren Corp.	106,824	14,187,295
Rocky Brands, Inc.	10,510	316,877
Sequential Brands Group, Inc. (a)(b)	82,806	149,051
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	260,590	7,682,193
Steven Madden Ltd.	106,426	6,188,672
Stitch Fix, Inc. (a)(b)	32,567	1,321,569
Superior Group of Companies, Inc.	11,974	226,907
Switch, Inc. Class A (a)	92,904	1,073,970
Tapestry, Inc.	555,983	28,182,778
TPG RE Finance Trust, Inc.	110,110	2,273,772
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	376,747	7,704,476
Class C (non-vtg.) (a)(b)	338,744	6,425,974
Unifi, Inc. (b)	32,934	1,047,631
Vera Bradley, Inc. (b)	29,957	439,170
VF Corp.	636,388	58,630,426
Vince Holding Corp. (b)	4,485	94,589
Wolverine World Wide, Inc.	185,482	7,267,185
		473,170,850

TOTAL CONSUMER DISCRETIONARY		7,604,125,980

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (b)	17,915	5,430,932
Brown-Forman Corp.:
Class A	46,010	2,421,966
Class B (non-vtg.)	576,947	30,128,172
Castle Brands, Inc. (a)(b)	173,742	199,803
Celsius Holdings, Inc. (a)(b)	5,581	25,505
Coca-Cola Bottling Co. Consolidated	9,702	1,645,071
Constellation Brands, Inc. Class A (sub. vtg.)	325,717	67,814,279
Craft Brew Alliance, Inc. (b)	14,306	271,099
Keurig Dr. Pepper, Inc.	339,925	7,750,290
MGP Ingredients, Inc. (a)	24,369	1,879,094
Molson Coors Brewing Co. Class B	355,276	23,711,120
Monster Beverage Corp. (b)	805,932	49,073,199
National Beverage Corp. (a)	22,740	2,679,682
New Age Beverages Corp. (a)(b)	33,316	49,308
PepsiCo, Inc.	2,744,785	307,443,368
Primo Water Corp. (b)	73,505	1,470,100
REED'S, Inc. (a)(b)	1,830	6,039
The Coca-Cola Co.	7,408,942	330,216,545
		832,215,572
Food & Staples Retailing - 1.3%
Andersons, Inc.	52,768	2,155,573
Casey's General Stores, Inc.	72,316	8,256,318
Chefs' Warehouse Holdings (a)(b)	42,131	1,238,651
Costco Wholesale Corp.	847,150	197,496,080
Ingles Markets, Inc. Class A	27,092	973,957
Kroger Co.	1,568,624	49,411,656
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	234,512
Performance Food Group Co. (b)	173,233	5,734,012
PriceSmart, Inc.	44,258	3,843,807
Rite Aid Corp. (a)(b)	2,073,503	2,840,699
Smart & Final Stores, Inc. (b)	46,551	325,857
SpartanNash Co.	73,184	1,562,478
Sprouts Farmers Market LLC (b)	232,354	6,150,410
SUPERVALU, Inc. (b)	84,298	2,721,982
Sysco Corp.	925,873	69,273,818
United Natural Foods, Inc. (b)	95,946	3,407,042
Village Super Market, Inc. Class A	10,106	294,893
Walgreens Boots Alliance, Inc.	1,654,497	113,432,314
Walmart, Inc.	2,801,224	268,525,333
Weis Markets, Inc. (a)	34,945	1,628,088
Welbilt, Inc. (b)	274,877	6,083,028
		745,590,508
Food Products - 1.1%
Alico, Inc.	4,002	129,265
Archer Daniels Midland Co.	1,082,838	54,575,035
B&G Foods, Inc. Class A (a)	128,366	4,101,294
Bunge Ltd.	273,076	17,744,478
Cal-Maine Foods, Inc.	58,088	2,872,452
Calavo Growers, Inc. (a)	30,246	3,201,539
Campbell Soup Co. (a)	367,725	14,506,751
Coffee Holding Co., Inc. (b)	3,401	17,379
ConAgra Foods, Inc.	753,077	27,675,580
Darling International, Inc. (b)	320,453	6,338,560
Dean Foods Co. (a)	162,447	1,237,846
Farmer Brothers Co. (a)(b)	27,261	790,569
Flowers Foods, Inc.	375,117	7,558,608
Fresh Del Monte Produce, Inc.	75,165	2,814,178
Freshpet, Inc. (a)(b)	50,186	1,864,410
General Mills, Inc.	1,142,077	52,546,963
Hormel Foods Corp. (a)	525,328	20,566,591
Hostess Brands, Inc. Class A (a)(b)	143,616	1,688,924
Ingredion, Inc.	139,347	14,083,801
J&J Snack Foods Corp.	28,653	4,169,012
John B. Sanfilippo & Son, Inc.	17,222	1,258,412
Kellogg Co.	482,493	34,638,172
Lamb Weston Holdings, Inc.	279,395	18,887,102
Lancaster Colony Corp.	37,363	5,838,716
Landec Corp. (b)	37,230	500,744
Lifeway Foods, Inc. (b)	1,962	7,063
Limoneira Co.	27,146	837,454
McCormick & Co., Inc. (non-vtg.) (a)	238,025	29,724,562
Mondelez International, Inc.	2,848,224	121,676,129
nLIGHT, Inc. (b)	16,268	501,217
Pilgrim's Pride Corp. (a)(b)	106,035	1,960,587
Pinnacle Foods, Inc.	228,760	15,194,239
Post Holdings, Inc. (a)(b)	132,122	12,850,186
Sanderson Farms, Inc. (a)	41,809	4,421,720
Seaboard Corp.	559	2,059,792
Seneca Foods Corp. Class A (b)	10,446	337,406
The Hain Celestial Group, Inc. (b)	195,834	5,593,019
The Hershey Co.	267,220	26,860,954
The J.M. Smucker Co. (a)	217,711	22,506,963
The Kraft Heinz Co.	1,157,959	67,474,271
The Simply Good Foods Co. (a)(b)	130,919	2,356,542
Tootsie Roll Industries, Inc. (a)	48,416	1,394,381
TreeHouse Foods, Inc. (a)(b)	111,858	5,827,802
Tyson Foods, Inc. Class A	573,631	36,029,763
		657,220,431
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	103,595	3,763,606
Church & Dwight Co., Inc.	469,221	26,548,524
Clorox Co.	250,024	36,248,480
Colgate-Palmolive Co.	1,690,893	112,292,204
Energizer Holdings, Inc.	112,990	7,185,034
Funko, Inc. (a)(b)	28,105	714,429
Kimberly-Clark Corp.	676,991	78,219,540
Oil-Dri Corp. of America	2,105	85,568
Orchids Paper Products Co. (a)(b)	12,438	45,647
Procter & Gamble Co.	4,860,945	403,215,388
Spectrum Brands Holdings, Inc. (a)	90,795	7,885,546
WD-40 Co. (a)	27,338	4,851,128
		681,055,094
Personal Products - 0.2%
Avon Products, Inc. (a)(b)	847,443	1,694,886
Coty, Inc. Class A	914,076	11,297,979
Cyanotech Corp. (b)	2,300	8,280
Edgewell Personal Care Co. (a)(b)	107,191	6,053,076
elf Beauty, Inc. (a)(b)	38,054	528,570
Estee Lauder Companies, Inc. Class A	432,535	60,606,804
Herbalife Nutrition Ltd. (b)	221,367	12,527,159
Inter Parfums, Inc.	36,672	2,394,682
LifeVantage Corp. (b)	19,206	241,227
Mannatech, Inc.	599	11,291
MediFast, Inc.	21,194	4,848,128
Natural Health Trends Corp. (a)	11,452	303,134
Nature's Sunshine Products, Inc. (b)	6,985	62,865
Nu Skin Enterprises, Inc. Class A	109,672	8,729,891
Revlon, Inc. (a)(b)	25,388	552,189
USANA Health Sciences, Inc. (b)	25,519	3,367,232
Veru, Inc. (b)	11,731	23,345
		113,250,738
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	193,301	523,846
Alliance One International, Inc. (a)(b)	16,429	290,793
Altria Group, Inc.	3,658,356	214,086,993
Philip Morris International, Inc. (a)	3,008,825	234,357,379
Turning Point Brands, Inc.	13,210	444,649
Universal Corp.	48,780	2,917,044
Vector Group Ltd. (a)	224,341	3,484,016
		456,104,720

TOTAL CONSUMER STAPLES		3,485,437,063

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
ACM Research, Inc. (a)(b)	10,379	146,448
Archrock, Inc.	242,413	3,066,524
Aspen Aerogels, Inc. (b)	9,858	47,713
Baker Hughes, a GE Co. Class A (a)	801,830	26,436,335
Basic Energy Services, Inc. (b)	42,877	379,890
Bristow Group, Inc. (a)(b)	59,922	656,745
C&J Energy Services, Inc. (b)	129,736	2,717,969
Carbo Ceramics, Inc. (a)(b)	36,697	317,429
Core Laboratories NV (a)	87,182	9,986,698
Dawson Geophysical Co.	23,761	147,318
Diamond Offshore Drilling, Inc. (a)(b)	137,256	2,391,000
Dril-Quip, Inc. (a)(b)	70,873	3,731,463
ENGlobal Corp. (b)	5,637	5,862
Ensco PLC Class A (a)	839,272	5,740,620
Enservco Corp. (b)	20,536	13,556
Era Group, Inc. (b)	33,138	395,668
Exterran Corp. (b)	64,985	1,779,939
Forum Energy Technologies, Inc. (b)	145,804	1,742,358
Frank's International NV (a)	132,102	1,166,461
FTS International, Inc. (b)	53,091	585,594
Geospace Technologies Corp. (b)	25,924	366,306
Gulf Island Fabrication, Inc.	22,854	215,970
GulfMark Offshore, Inc. (b)	3,372	123,078
Halliburton Co.	1,685,224	67,223,585
Helix Energy Solutions Group, Inc. (b)	271,820	2,544,235
Helmerich & Payne, Inc.	210,015	13,770,684
Hornbeck Offshore Services, Inc. (b)	51,518	227,194
Independence Contract Drilling, Inc. (b)	45,769	200,011
ION Geophysical Corp. (a)(b)	19,328	346,938
Key Energy Services, Inc. (b)	13,975	186,706
Liberty Oilfield Services, Inc. Class A (a)	24,986	490,725
Mammoth Energy Services, Inc.	21,777	598,432
Matrix Service Co. (b)	47,813	999,292
McDermott International, Inc. (a)(b)	349,179	6,753,122
Mitcham Industries, Inc. (b)	23,287	93,148
Nabors Industries Ltd.	664,054	4,097,213
National Oilwell Varco, Inc.	740,374	34,849,404
Natural Gas Services Group, Inc. (b)	21,602	477,404
NCS Multistage Holdings, Inc. (a)(b)	41,493	675,091
Newpark Resources, Inc. (b)	184,008	1,932,084
Noble Corp. (a)(b)	468,541	2,858,100
Oceaneering International, Inc. (a)	195,230	5,519,152
Oil States International, Inc. (b)	113,918	3,856,124
Parker Drilling Co. (a)(b)	12,021	47,363
Patterson-UTI Energy, Inc.	419,954	7,193,812
PHI, Inc. (non-vtg.) (b)	18,377	149,773
Pioneer Energy Services Corp. (b)	156,417	500,534
Profire Energy, Inc. (a)(b)	41,596	118,549
Quintana Energy Services, Inc. (b)	2,698	21,125
Ranger Energy Services, Inc. Class A	4,519	37,734
RigNet, Inc. (b)	17,672	288,054
Rowan Companies PLC (b)	235,223	3,302,531
RPC, Inc. (a)	112,587	1,540,190
Schlumberger Ltd.	2,683,559	169,493,586
SEACOR Holdings, Inc. (b)	35,706	1,837,074
SEACOR Marine Holdings, Inc. (a)(b)	30,560	625,869
Smart Sand, Inc. (a)(b)	41,295	205,649
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	42,266	727,821
Superior Energy Services, Inc. (b)	304,963	2,744,667
Synthesis Energy Systems, Inc. (a)(b)	17,261	43,153
TechnipFMC PLC	836,314	25,616,298
TETRA Technologies, Inc. (b)	232,409	1,066,757
Tidewater, Inc. (a)(b)	49,250	1,576,000
Transocean Ltd. (United States) (a)(b)	847,118	10,258,599
U.S. Silica Holdings, Inc. (a)	151,843	3,217,553
Unit Corp. (b)	111,239	2,924,473
Weatherford International PLC (a)(b)	1,940,346	4,695,637
		448,092,389
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (b)	314,017	706,538
Adams Resources & Energy, Inc.	2,090	95,931
Aemetis, Inc. (b)	10,055	12,468
Alta Mesa Resources, Inc. Class A (a)(b)	252,424	1,196,490
Amyris, Inc. (b)	57,217	513,236
Anadarko Petroleum Corp.	994,044	64,016,434
Andeavor	268,435	41,014,184
Antero Resources Corp. (a)(b)	422,093	7,812,941
Apache Corp. (a)	746,316	32,711,030
Approach Resources, Inc. (a)(b)	78,465	169,484
Arch Coal, Inc.	42,349	3,755,086
Barnwell Industries, Inc. (b)	2,847	5,552
Bonanza Creek Energy, Inc. (b)	37,069	1,149,139
Cabot Oil & Gas Corp.	871,957	20,778,735
California Resources Corp. (a)(b)	88,597	3,680,319
Callon Petroleum Co. (a)(b)	420,739	4,754,351
Carrizo Oil & Gas, Inc. (b)	172,025	4,166,446
Centennial Resource Development, Inc. Class A (a)(b)	344,528	6,639,055
Cheniere Energy, Inc. (b)	401,045	26,841,942
Chesapeake Energy Corp. (a)(b)	1,742,599	7,719,714
Chevron Corp.	3,702,458	438,593,175
Cimarex Energy Co.	183,774	15,525,228
Clean Energy Fuels Corp. (b)	297,103	817,033
Cloud Peak Energy, Inc. (b)	152,269	359,355
CNX Resources Corp. (b)	384,888	6,135,115
Comstock Resources, Inc. (b)	24,083	233,123
Concho Resources, Inc. (b)	367,017	50,336,382
ConocoPhillips Co.	2,262,000	166,098,660
CONSOL Energy, Inc. (b)	46,254	1,984,297
Contango Oil & Gas Co. (b)	51,306	350,420
Continental Resources, Inc. (a)(b)	166,423	10,975,597
CVR Energy, Inc.	55,713	2,119,880
Delek U.S. Holdings, Inc.	145,396	7,924,082
Denbury Resources, Inc. (a)(b)	776,911	4,327,394
Devon Energy Corp.	1,010,875	43,396,864
Diamondback Energy, Inc. (a)	190,782	23,099,885
Dorian Lpg Ltd. (b)	58,912	448,909
Earthstone Energy, Inc. (b)	37,545	314,627
Eclipse Resources Corp. (a)(b)	169,538	242,439
Energen Corp. (b)	189,530	14,698,052
Energy XXI Gulf Coast, Inc. (b)	77,532	701,665
EOG Resources, Inc.	1,119,898	132,405,541
EP Energy Corp. (a)(b)	91,298	159,772
EQT Corp.	487,292	24,861,638
Evolution Petroleum Corp.	53,534	538,017
Extraction Oil & Gas, Inc. (a)(b)	258,177	2,981,944
Exxon Mobil Corp.	8,197,875	657,223,639
Gastar Exploration, Inc. (a)(b)	285,601	22,591
Gevo, Inc. (b)	391	1,505
Goodrich Petroleum Corp. (b)	2,143	29,981
Green Plains, Inc.	92,023	1,633,408
Gulfport Energy Corp. (b)	315,474	3,709,974
Halcon Resources Corp. (a)(b)	292,167	1,338,125
Hallador Energy Co.	29,822	182,212
Hess Corp.	507,504	34,175,319
Highpoint Resources, Inc. (b)	185,582	1,022,557
HollyFrontier Corp.	340,082	25,342,911
Houston American Energy Corp. (a)(b)	36,485	8,209
International Seaways, Inc. (b)	72,136	1,480,231
Isramco, Inc. (b)	123	14,354
Jagged Peak Energy, Inc. (a)(b)	69,960	924,172
Jones Energy, Inc. (a)(b)	91,542	30,209
Kinder Morgan, Inc.	3,693,070	65,367,339
Kosmos Energy Ltd. (b)	461,148	4,168,778
Laredo Petroleum, Inc. (a)(b)	240,236	1,991,556
Lilis Energy, Inc. (b)	59,171	314,790
Lonestar Resources U.S., Inc. (b)	34,550	314,060
Marathon Oil Corp.	1,650,620	35,504,836
Marathon Petroleum Corp. (a)	894,111	73,576,394
Matador Resources Co. (b)	204,200	6,685,508
Midstates Petroleum Co., Inc. (b)	45,703	531,526
Murphy Oil Corp.	318,754	9,827,186
NACCO Industries, Inc. Class A	7,854	276,068
Newfield Exploration Co. (b)	385,018	10,503,291
Nextdecade Corp. (b)	29,373	199,443
Nine Energy Service, Inc. (b)	17,673	529,837
Noble Energy, Inc.	938,001	27,877,390
Northern Oil & Gas, Inc. (a)(b)	401,909	1,386,586
Oasis Petroleum, Inc. (b)	513,906	6,917,175
Occidental Petroleum Corp.	1,480,195	118,223,175
ONEOK, Inc.	793,898	52,325,817
Overseas Shipholding Group, Inc. (b)	80,103	274,753
Pacific Ethanol, Inc. (b)	51,285	94,877
Panhandle Royalty Co. Class A	32,305	602,488
Par Pacific Holdings, Inc. (b)	53,028	1,076,999
Parsley Energy, Inc. Class A (b)	491,333	13,644,317
PBF Energy, Inc. Class A	226,592	11,764,657
PDC Energy, Inc. (b)	129,015	6,797,800
Peabody Energy Corp.	196,719	8,126,462
Penn Virginia Corp. (b)	26,001	2,312,529
Phillips 66 Co.	811,254	96,141,712
Pioneer Natural Resources Co.	330,465	57,732,236
QEP Resources, Inc. (b)	446,077	4,447,388
Ramaco Resources, Inc. (b)	3,779	30,043
Range Resources Corp. (a)	439,535	7,217,165
Renewable Energy Group, Inc. (a)(b)	62,786	1,692,083
Resolute Energy Corp. (a)(b)	38,744	1,277,002
Rex American Resources Corp. (b)	10,566	851,408
Ring Energy, Inc. (b)	109,353	1,290,365
Sanchez Energy Corp. (a)(b)	123,254	324,158
SandRidge Energy, Inc. (b)	72,603	1,151,484
SemGroup Corp. Class A	145,251	3,515,074
SilverBow Resources, Inc. (b)	10,559	325,851
SM Energy Co.	199,361	5,998,772
Southwestern Energy Co. (a)(b)	981,701	5,517,160
SRC Energy, Inc. (a)(b)	511,242	4,759,663
Talos Energy, Inc. (a)(b)	44,486	1,535,657
Targa Resources Corp.	423,778	23,337,454
Tellurian, Inc. (a)(b)	177,746	1,718,804
Tengasco, Inc. (b)	1,261	1,374
The Williams Companies, Inc.	2,295,420	67,921,478
Torchlight Energy Resources, Inc. (a)(b)	92,571	108,308
TransAtlantic Petroleum Ltd. (b)	18,382	31,801
U.S. Energy Corp. (b)	2,263	2,111
Ultra Petroleum Corp. (a)(b)	342,191	448,270
Uranium Energy Corp. (a)(b)	246,510	421,532
VAALCO Energy, Inc. (b)	93,861	227,144
Valero Energy Corp.	832,451	98,129,324
Vertex Energy, Inc. (b)	17,824	22,815
W&T Offshore, Inc. (b)	182,009	1,232,201
Westwater Resources, Inc. (b)	2,190	482
Whiting Petroleum Corp. (b)	173,178	8,816,492
WildHorse Resource Development Corp. (a)(b)	44,975	977,757
World Fuel Services Corp.	131,814	3,694,746
WPX Energy, Inc. (b)	763,651	14,562,825
Zion Oil & Gas, Inc. (a)(b)	91,553	169,373
		2,781,354,715

TOTAL ENERGY		3,229,447,104

FINANCIALS - 14.2%
Banks - 6.3%
1st Source Corp.	36,318	2,033,445
Access National Corp.	21,459	582,397
ACNB Corp.	3,789	135,646
Allegiance Bancshares, Inc. (b)	20,938	932,788
American National Bankshares, Inc.	2,748	113,080
Ameris Bancorp	90,826	4,509,511
Ames National Corp.	2,652	80,223
Arrow Financial Corp.	18,251	718,177
Associated Banc-Corp.	344,650	9,391,713
Atlantic Capital Bancshares, Inc. (b)	43,769	798,784
Banc of California, Inc.	80,001	1,612,020
BancFirst Corp.	35,422	2,259,924
Bancorp, Inc., Delaware (b)	97,581	978,737
BancorpSouth Bank	160,679	5,591,629
Bank of America Corp.	18,232,836	563,941,617
Bank of Commerce Holdings	29,023	374,397
Bank of Hawaii Corp.	99,587	8,278,667
Bank of Marin Bancorp	9,794	863,341
Bank of the Ozarks, Inc.	240,055	9,712,625
BankUnited, Inc.	207,169	8,036,086
Banner Corp.	61,987	3,987,624
Bar Harbor Bankshares	27,763	817,620
BB&T Corp.	1,511,868	78,103,101
BCB Bancorp, Inc.	17,750	263,588
Berkshire Hills Bancorp, Inc.	73,022	3,085,180
Blue Hills Bancorp, Inc.	49,471	1,137,833
BOK Financial Corp. (a)	55,786	5,720,854
Boston Private Financial Holdings, Inc.	170,375	2,461,919
Bridge Bancorp, Inc.	53,457	1,870,995
Brookline Bancorp, Inc., Delaware	166,351	3,019,271
Bryn Mawr Bank Corp.	36,473	1,779,882
Byline Bancorp, Inc. (b)	33,722	769,873
C & F Financial Corp.	2,353	146,592
Cadence Bancorp Class A	130,194	3,677,981
Cambridge Bancorp	6,912	618,831
Camden National Corp.	25,093	1,147,754
Capital City Bank Group, Inc.	8,375	205,355
Carolina Financial Corp.	39,610	1,629,952
Cathay General Bancorp	153,714	6,502,102
CB Financial Services, Inc.	603	19,356
CBTX, Inc.	7,433	271,825
Centerstate Banks of Florida, Inc.	112,474	3,443,954
Central Pacific Financial Corp.	60,455	1,712,690
Central Valley Community Bancorp	4,570	98,758
Century Bancorp, Inc. Class A (non-vtg.)	1,470	104,738
Chemical Financial Corp.	146,142	8,347,631
CIT Group, Inc.	226,547	12,287,909
Citigroup, Inc.	4,939,098	351,861,342
Citizens & Northern Corp.	8,777	245,844
Citizens Financial Group, Inc.	931,050	38,322,018
City Holding Co.	28,334	2,297,321
Civista Bancshares, Inc. (a)	10,636	253,988
CNB Financial Corp., Pennsylvania	22,243	685,752
CoBiz, Inc.	67,032	1,545,088
Columbia Banking Systems, Inc.	148,473	6,272,984
Comerica, Inc.	326,819	31,858,316
Commerce Bancshares, Inc.	203,445	14,456,802
Community Bank System, Inc.	104,083	6,883,009
Community Bankers Trust Corp. (b)	24,176	218,793
Community Financial Corp.	3,879	129,171
Community Trust Bancorp, Inc.	33,336	1,646,798
ConnectOne Bancorp, Inc.	58,487	1,441,705
Cullen/Frost Bankers, Inc.	121,517	13,475,020
Customers Bancorp, Inc. (b)	55,994	1,383,052
CVB Financial Corp.	206,313	4,961,828
Eagle Bancorp, Inc. (b)	65,114	3,506,389
East West Bancorp, Inc.	276,842	17,549,014
Enterprise Bancorp, Inc.	15,551	559,369
Enterprise Financial Services Corp.	42,931	2,417,015
Equity Bancshares, Inc. (b)	26,482	1,074,904
Evans Bancorp, Inc.	6,302	299,660
Farmers & Merchants Bancorp, Inc.	18,588	845,568
Farmers National Banc Corp.	66,489	1,053,851
FCB Financial Holdings, Inc. Class A (b)	85,791	4,443,974
Fidelity Southern Corp.	39,911	969,837
Fifth Third Bancorp	1,317,810	38,783,148
Financial Institutions, Inc.	23,952	773,650
First Bancorp, North Carolina	56,302	2,348,919
First Bancorp, Puerto Rico (b)	339,786	2,973,128
First Bancshares, Inc.	18,277	750,271
First Bank Hamilton New Jersey	19,927	284,956
First Busey Corp.	89,914	2,881,744
First Business Finance Services, Inc.	4,840	107,254
First Choice Bancorp (a)	11,848	321,673
First Citizen Bancshares, Inc.	17,547	8,335,000
First Commonwealth Financial Corp.	293,672	4,919,006
First Community Bancshares, Inc.	16,138	541,753
First Community Corp.	3,993	100,424
First Connecticut Bancorp, Inc.	24,108	764,224
First Financial Bancorp, Ohio	203,721	6,396,839
First Financial Bankshares, Inc. (a)	141,084	8,521,474
First Financial Corp., Indiana	19,844	1,020,974
First Financial Northwest, Inc.	4,251	74,222
First Foundation, Inc. (b)	55,932	904,980
First Hawaiian, Inc.	172,644	5,004,950
First Horizon National Corp.	627,383	11,556,395
First Internet Bancorp	13,171	414,228
First Interstate Bancsystem, Inc.	47,490	2,205,911
First Merchants Corp.	86,573	4,165,893
First Mid-Illinois Bancshares, Inc.	15,730	646,346
First Midwest Bancorp, Inc., Delaware	205,561	5,587,148
First Northwest Bancorp (b)	5,375	89,978
First of Long Island Corp.	41,744	910,019
First Republic Bank	311,307	31,625,678
First United Corp.	8,652	174,338
Flushing Financial Corp.	54,005	1,399,810
FNB Corp., Pennsylvania	709,792	9,546,702
Franklin Financial Network, Inc. (b)	20,997	811,534
Fulton Financial Corp.	371,843	6,767,543
German American Bancorp, Inc.	39,052	1,467,965
Glacier Bancorp, Inc.	160,846	7,347,445
Great Southern Bancorp, Inc.	24,910	1,477,163
Great Western Bancorp, Inc.	113,857	4,957,334
Green Bancorp, Inc.	56,100	1,346,400
Guaranty Bancorp	49,165	1,536,406
Guaranty Bancshares, Inc. Texas	2,629	82,682
Hancock Whitney Corp.	162,816	8,393,165
Hanmi Financial Corp.	61,810	1,613,241
HarborOne Bancorp, Inc. (b)	47,994	945,962
Heartland Financial U.S.A., Inc.	59,340	3,607,872
Heritage Commerce Corp.	73,335	1,161,626
Heritage Financial Corp., Washington	64,195	2,330,279
Hilltop Holdings, Inc.	152,809	3,170,787
Home Bancshares, Inc.	351,965	8,239,501
HomeTrust Bancshares, Inc. (b)	28,372	817,114
Hope Bancorp, Inc.	265,233	4,644,230
Horizon Bancorp, Inc. Indiana	110,052	2,248,362
Howard Bancorp, Inc. (b)	9,598	167,485
Huntington Bancshares, Inc.	2,130,346	34,532,909
IBERIABANK Corp.	109,468	9,485,402
Independent Bank Corp.	42,453	1,059,202
Independent Bank Corp., Massachusetts	57,790	5,264,669
Independent Bank Group, Inc.	38,579	2,671,596
International Bancshares Corp.	113,872	5,334,903
Investar Holding Corp.	8,384	230,141
Investors Bancorp, Inc.	516,646	6,613,069
JPMorgan Chase & Co.	6,584,233	754,421,417
KeyCorp	2,062,964	43,466,651
Lakeland Bancorp, Inc.	83,017	1,602,228
Lakeland Financial Corp.	50,591	2,492,619
LegacyTexas Financial Group, Inc.	83,607	3,868,496
Live Oak Bancshares, Inc. (a)	47,360	1,432,640
Luther Burbank Corp.	30,837	351,542
M&T Bank Corp.	281,584	49,882,606
Macatawa Bank Corp.	24,767	308,844
Mackinac Financial Corp.	1,739	28,433
MB Financial, Inc.	163,929	7,943,999
MBT Financial Corp.	19,637	215,025
Mercantile Bank Corp.	25,655	908,444
Merchants Bancorp/IN	14,909	389,274
Metropolitan Bank Holding Corp. (b)	4,468	184,260
Middlefield Banc Corp.	407	20,187
Midland States Bancorp, Inc.	35,184	1,211,385
Midsouth Bancorp, Inc.	23,289	357,486
MidWestOne Financial Group, Inc.	15,589	522,855
MutualFirst Financial, Inc.	20,181	766,878
National Bank Holdings Corp.	64,357	2,583,934
National Bankshares, Inc.	6,356	292,376
National Commerce Corp. (b)	28,066	1,234,904
NBT Bancorp, Inc.	92,219	3,733,025
Nicolet Bankshares, Inc. (b)	10,757	595,508
Northeast Bancorp	10,393	226,567
Northrim Bancorp, Inc.	7,659	341,208
Norwood Financial Corp. (a)	7,600	298,224
OFG Bancorp (a)	84,264	1,365,077
Ohio Valley Banc Corp.	4,212	177,536
Old Line Bancshares, Inc.	18,401	629,314
Old National Bancorp, Indiana	272,863	5,539,119
Old Point Financial Corp.	1,881	50,035
Old Second Bancorp, Inc.	47,209	729,379
Opus Bank	31,202	884,577
Origin Bancorp, Inc.	11,465	464,562
Orrstown Financial Services, Inc.	6,508	169,533
Pacific Mercantile Bancorp (b)	10,321	104,242
Pacific Premier Bancorp, Inc. (b)	71,645	2,833,560
PacWest Bancorp	249,776	12,611,190
Park National Corp.	28,727	3,164,279
Parke Bancorp, Inc.	2,161	49,811
PCSB Financial Corp.	61,717	1,266,433
Peapack-Gladstone Financial Corp.	31,072	1,038,116
Penns Woods Bancorp, Inc.	3,854	174,509
People's Utah Bancorp	31,031	1,121,771
Peoples Bancorp of North Carolina	4,241	129,435
Peoples Bancorp, Inc.	36,511	1,309,284
Peoples Financial Services Corp.	12,111	556,864
Peoples United Financial, Inc. (a)	659,838	12,213,601
Pinnacle Financial Partners, Inc.	140,084	9,042,422
PNC Financial Services Group, Inc.	909,698	130,578,051
Popular, Inc.	204,979	10,318,643
Preferred Bank, Los Angeles	26,157	1,601,070
Premier Financial Bancorp, Inc.	6,971	135,935
Prosperity Bancshares, Inc.	133,535	9,993,759
QCR Holdings, Inc.	31,102	1,352,937
Regions Financial Corp.	2,158,623	42,006,804
Reliant Bancorp, Inc.	9,372	258,199
Renasant Corp.	91,081	4,252,572
Republic Bancorp, Inc., Kentucky Class A	18,205	884,945
Republic First Bancorp, Inc. (b)	116,122	905,752
S&T Bancorp, Inc.	72,150	3,366,519
Sandy Spring Bancorp, Inc.	64,813	2,527,707
Sb One Bancorp	5,379	149,536
Seacoast Banking Corp., Florida (b)	89,289	2,823,318
ServisFirst Bancshares, Inc.	88,788	3,826,763
Shore Bancshares, Inc.	8,325	156,427
Sierra Bancorp	11,641	345,388
Signature Bank	106,700	12,349,458
Simmons First National Corp. Class A	162,360	5,130,576
SmartFinancial, Inc. (b)	7,194	176,829
South State Corp.	78,685	6,487,578
Southern First Bancshares, Inc. (b)	5,767	239,907
Southern National Bancorp of Virginia, Inc.	38,866	682,098
Southside Bancshares, Inc.	58,795	2,093,102
State Bank Financial Corp.	77,921	2,538,666
Sterling Bancorp	417,699	9,544,422
Stock Yards Bancorp, Inc.	42,120	1,630,044
Summit Financial Group, Inc.	7,690	193,788
SunTrust Banks, Inc.	895,304	65,858,562
SVB Financial Group (b)	101,960	32,907,590
Synovus Financial Corp.	230,632	11,545,438
TCF Financial Corp.	339,227	8,599,404
Texas Capital Bancshares, Inc. (b)	94,840	8,431,276
The Bank of Princeton	8,000	263,200
The First Bancorp, Inc.	17,759	519,984
Tompkins Financial Corp.	24,657	2,166,611
TowneBank	136,261	4,442,109
Trico Bancshares	52,436	2,038,712
TriState Capital Holdings, Inc. (b)	45,938	1,366,656
Triumph Bancorp, Inc. (b)	42,149	1,789,225
Trustmark Corp.	144,879	5,140,307
Two River Bancorp	3,500	59,710
U.S. Bancorp	3,031,284	164,022,777
UMB Financial Corp.	85,559	6,437,459
Umpqua Holdings Corp.	414,883	8,878,496
Union Bankshares Corp.	104,822	4,360,595
Union Bankshares, Inc.	1,824	95,760
United Bankshares, Inc., West Virginia (a)	204,098	8,041,461
United Community Bank, Inc.	153,700	4,663,258
United Security Bancshares, California	5,985	66,434
Unity Bancorp, Inc.	5,913	144,277
Univest Corp. of Pennsylvania	62,745	1,788,233
Valley National Bancorp	559,166	6,737,950
Veritex Holdings, Inc. (b)	31,035	950,292
Washington Trust Bancorp, Inc.	28,271	1,696,260
Webster Financial Corp.	186,178	12,172,318
Wells Fargo & Co.	8,488,979	496,435,492
WesBanco, Inc.	113,831	5,617,560
West Bancorp., Inc.	59,222	1,430,211
Westamerica Bancorp. (a)	55,111	3,528,757
Western Alliance Bancorp. (b)	198,761	11,458,572
Wintrust Financial Corp.	115,693	10,244,615
Zions Bancorporation (a)	371,767	19,811,463
		3,662,860,890
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	105,675	15,438,061
Ameriprise Financial, Inc.	279,840	39,726,086
Arlington Asset Investment Corp. (a)	57,340	583,148
Artisan Partners Asset Management, Inc.	93,464	3,098,332
Ashford, Inc.	1,254	114,603
Associated Capital Group, Inc.	6,083	227,504
B. Riley Financial, Inc.	27,353	626,384
Bank of New York Mellon Corp.	1,955,270	101,967,331
BGC Partners, Inc. Class A	505,535	6,278,745
BlackRock, Inc. Class A	238,101	114,064,665
Blucora, Inc. (b)	88,148	3,190,958
Brighthouse Financial, Inc. (b)	228,459	9,483,333
Cboe Global Markets, Inc.	218,384	22,013,107
Charles Schwab Corp.	2,323,120	117,991,265
CME Group, Inc.	660,444	115,399,380
Cohen & Co., Inc. (a)	688	6,680
Cohen & Steers, Inc.	44,690	1,857,763
Cowen Group, Inc. Class A (a)(b)	62,267	946,458
Diamond Hill Investment Group, Inc.	6,333	1,181,674
E*TRADE Financial Corp. (b)	503,457	29,633,479
Eaton Vance Corp. (non-vtg.)	232,580	12,263,943
Evercore, Inc. Class A	78,707	8,354,748
FactSet Research Systems, Inc.	74,889	17,178,788
Federated Investors, Inc. Class B (non-vtg.)	183,966	4,260,653
Franklin Resources, Inc.	629,432	19,978,172
Gain Capital Holdings, Inc.	33,946	250,182
GAMCO Investors, Inc. Class A	6,919	178,856
Goldman Sachs Group, Inc.	679,048	161,484,405
Great Elm Capital Group, Inc. (b)	8,360	25,916
Greenhill & Co., Inc.	46,751	1,285,653
Hamilton Lane, Inc. Class A	41,047	2,002,273
Houlihan Lokey	64,542	3,035,410
Interactive Brokers Group, Inc.	140,548	8,736,464
IntercontinentalExchange, Inc.	1,120,668	85,428,522
INTL FCStone, Inc. (b)	29,684	1,655,180
Invesco Ltd.	799,281	19,262,672
Investment Technology Group, Inc.	64,820	1,418,262
Janus Henderson Group PLC	347,666	9,821,565
Ladenburg Thalmann Financial Services, Inc.	156,020	538,269
Lazard Ltd. Class A	257,133	12,378,383
Legg Mason, Inc.	170,788	5,328,586
LPL Financial	171,304	11,347,177
Manning & Napier, Inc. Class A	21,800	63,220
MarketAxess Holdings, Inc.	73,407	13,934,117
Moelis & Co. Class A	94,020	5,457,861
Moody's Corp.	324,244	57,721,917
Morgan Stanley	2,628,148	128,332,467
Morningstar, Inc.	38,287	5,449,006
MSCI, Inc.	171,311	30,880,521
Northern Trust Corp.	409,432	43,997,563
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,317	602,690
Piper Jaffray Companies	27,505	2,117,885
PJT Partners, Inc.	43,421	2,514,944
Pzena Investment Management, Inc.	7,036	63,887
Raymond James Financial, Inc.	249,930	23,253,487
S&P Global, Inc.	485,690	100,562,115
Safeguard Scientifics, Inc. (b)	29,758	306,507
SEI Investments Co.	261,551	16,498,637
Silvercrest Asset Management Group Class A	6,008	95,227
State Street Corp.	709,528	61,665,078
Stifel Financial Corp.	140,452	7,847,053
T. Rowe Price Group, Inc.	466,817	54,099,422
TD Ameritrade Holding Corp.	528,722	30,967,248
The NASDAQ OMX Group, Inc.	225,473	21,519,143
TheStreet.com, Inc. (b)	3,696	7,725
U.S. Global Investments, Inc. Class A	7,637	12,372
Virtu Financial, Inc. Class A	124,113	2,705,663
Virtus Investment Partners, Inc.	12,698	1,638,042
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,139,316
Westwood Holdings Group, Inc.	13,598	782,293
WisdomTree Investments, Inc.	238,661	1,961,793
		1,588,240,234
Consumer Finance - 0.8%
Ally Financial, Inc.	819,334	22,023,698
American Express Co.	1,386,151	146,904,283
Asta Funding, Inc. (b)	4,468	16,532
Atlanticus Holdings Corp. (b)	35,598	100,386
Capital One Financial Corp.	939,357	93,080,885
Consumer Portfolio Services, Inc. (b)	11,930	46,050
Credit Acceptance Corp. (a)(b)	24,306	11,100,793
CURO Group Holdings Corp. (b)	18,059	557,301
Discover Financial Services	677,916	52,958,798
Elevate Credit, Inc. (b)	22,390	209,570
Encore Capital Group, Inc. (a)(b)	60,800	2,356,000
Enova International, Inc. (b)	64,170	2,130,444
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,107	1,166,688
First Cash Financial Services, Inc.	90,535	7,360,496
Green Dot Corp. Class A (b)	90,601	7,761,788
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (a)(b)	748,051	2,700,464
Navient Corp.	516,185	7,040,763
Nelnet, Inc. Class A	39,295	2,265,357
Nicholas Financial, Inc. (b)	5,705	67,148
OneMain Holdings, Inc. (b)	149,135	5,473,255
PRA Group, Inc. (a)(b)	88,617	3,238,951
Regional Management Corp. (b)	15,900	529,947
Santander Consumer U.S.A. Holdings, Inc.	224,182	4,837,848
SLM Corp. (b)	852,196	9,987,737
Synchrony Financial	1,357,490	42,991,708
World Acceptance Corp. (b)	10,919	1,295,103
		428,201,993
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	81,949	2,216,720
Alteryx, Inc. (a)(b)	48,068	2,790,347
AXA Equitable Holdings, Inc. (a)	268,738	6,167,537
Berkshire Hathaway, Inc. Class B (b)	3,717,453	775,906,790
Cannae Holdings, Inc. (b)	143,529	2,790,204
Columbia Financial, Inc.	137,378	2,325,810
ConvergeOne Holdings, Inc.	64,014	585,088
Donnelley Financial Solutions, Inc. (b)	71,378	1,491,086
FB Financial Corp.	34,670	1,524,787
FGL Holdings Class A (a)(b)	329,409	2,869,152
Granite Point Mortgage Trust, Inc.	74,859	1,432,801
Jefferies Financial Group, Inc.	592,981	13,769,019
Marlin Business Services Corp.	14,103	403,346
On Deck Capital, Inc. (b)	74,269	610,491
Rafael Holdings, Inc. (b)	22,382	210,838
RBB Bancorp	9,470	271,316
Sachem Capital Corp.	200	848
Senseonics Holdings, Inc. (a)(b)	167,851	684,832
Victory Capital Holdings, Inc. (b)	5,281	52,176
Voya Financial, Inc.	317,767	15,910,594
		832,013,782
Insurance - 2.6%
AFLAC, Inc.	1,487,544	68,784,035
Alleghany Corp.	30,712	19,403,227
Allstate Corp.	674,538	67,838,287
AMBAC Financial Group, Inc. (b)	94,134	1,989,051
American Equity Investment Life Holding Co.	169,504	6,286,903
American Financial Group, Inc.	132,219	14,723,908
American International Group, Inc.	1,739,360	92,481,771
American National Insurance Co.	20,619	2,646,242
Amerisafe, Inc.	34,393	2,194,273
AmTrust Financial Services, Inc.	184,814	2,687,196
Aon PLC	475,274	69,180,883
Arch Capital Group Ltd. (b)	784,551	23,983,724
Argo Group International Holdings, Ltd.	67,203	4,280,831
Arthur J. Gallagher & Co.	353,316	25,488,216
Aspen Insurance Holdings Ltd.	121,428	4,996,762
Assurant, Inc.	101,576	10,444,044
Assured Guaranty Ltd.	219,846	8,956,526
Athene Holding Ltd. (b)	241,964	12,015,932
Atlas Financial Holdings, Inc. (b)	9,356	95,899
Axis Capital Holdings Ltd.	162,387	9,340,500
Brown & Brown, Inc.	445,039	13,564,789
Chubb Ltd.	901,422	121,908,311
Cincinnati Financial Corp.	296,401	22,725,065
Citizens, Inc. Class A (a)(b)	65,561	550,712
CNA Financial Corp.	74,168	3,330,143
CNO Financial Group, Inc.	338,474	7,314,423
Crawford & Co. Class B	31,537	275,003
Donegal Group, Inc. Class A	8,008	115,716
eHealth, Inc. (b)	29,798	869,804
EMC Insurance Group	9,582	246,066
Employers Holdings, Inc.	65,170	2,988,045
Enstar Group Ltd. (b)	22,560	4,816,560
Erie Indemnity Co. Class A	43,603	5,386,279
Everest Re Group Ltd.	78,647	17,539,854
FBL Financial Group, Inc. Class A	19,372	1,575,912
Fednat Holding Co.	19,431	511,035
First American Financial Corp.	219,174	12,462,234
FNF Group	535,809	21,485,941
Genworth Financial, Inc. Class A (b)	956,877	4,449,478
Global Indemnity Ltd.	13,709	540,546
Greenlight Capital Re, Ltd. (b)	60,650	779,353
Hallmark Financial Services, Inc. (b)	10,337	116,085
Hanover Insurance Group, Inc.	83,897	10,276,544
Hartford Financial Services Group, Inc.	689,332	34,721,653
HCI Group, Inc.	13,167	533,264
Health Insurance Innovations, Inc. (a)(b)	22,858	1,209,188
Heritage Insurance Holdings, Inc.	60,181	881,652
Horace Mann Educators Corp.	79,807	3,695,064
Independence Holding Co.	16,014	564,494
Investors Title Co.	1,743	338,142
James River Group Holdings Ltd.	60,694	2,485,419
Kemper Corp.	120,550	9,806,743
Kingstone Companies, Inc.	9,045	167,785
Kinsale Capital Group, Inc.	39,379	2,393,062
Lincoln National Corp.	425,807	27,924,423
Loews Corp.	504,188	25,365,698
Maiden Holdings Ltd.	125,108	475,410
Markel Corp. (b)	27,302	33,002,658
Marsh & McLennan Companies, Inc.	978,782	82,834,321
MBIA, Inc. (a)(b)	208,068	2,136,858
Mercury General Corp.	75,263	4,056,676
MetLife, Inc.	1,961,314	90,004,699
National General Holdings Corp.	122,077	3,333,923
National Western Life Group, Inc.	4,567	1,488,614
Navigators Group, Inc.	43,776	3,064,320
NI Holdings, Inc. (b)	13,749	232,083
Old Republic International Corp.	496,118	11,003,897
Primerica, Inc.	84,609	10,343,450
Principal Financial Group, Inc.	513,933	28,363,962
ProAssurance Corp.	109,792	5,308,443
Progressive Corp.	1,119,628	75,608,479
Protective Insurance Corp. Class B	12,738	299,343
Prudential Financial, Inc.	810,829	79,663,949
Reinsurance Group of America, Inc.	124,322	17,759,398
RenaissanceRe Holdings Ltd.	80,100	10,650,096
RLI Corp.	76,037	5,852,568
Safety Insurance Group, Inc.	29,545	2,857,002
Selective Insurance Group, Inc.	116,319	7,467,680
State Auto Financial Corp.	27,464	862,095
Stewart Information Services Corp.	44,220	1,980,172
The Travelers Companies, Inc.	520,356	68,478,850
Third Point Reinsurance Ltd. (b)	151,089	2,024,593
Tiptree, Inc.	33,155	215,508
Torchmark Corp.	199,059	17,501,267
Trupanion, Inc. (a)(b)	42,348	1,617,270
United Fire Group, Inc.	40,895	2,025,529
United Insurance Holdings Corp.	34,862	726,175
Universal Insurance Holdings, Inc.	62,678	2,795,439
Unum Group	430,125	15,863,010
W.R. Berkley Corp.	186,079	14,562,543
White Mountains Insurance Group Ltd.	5,823	5,403,453
Willis Group Holdings PLC	253,154	37,281,990
XL Group Ltd.	494,933	28,404,205
		1,487,282,623
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	51,250	963,500
AGNC Investment Corp.	902,240	17,160,605
American Capital Mortgage Investment Corp.	77,847	1,525,801
Annaly Capital Management, Inc.	2,223,022	23,608,494
Anworth Mortgage Asset Corp.	251,516	1,227,398
Apollo Commercial Real Estate Finance, Inc.	198,735	3,861,421
Arbor Realty Trust, Inc. (a)	149,308	1,830,516
Ares Commercial Real Estate Corp.	44,112	644,917
Armour Residential REIT, Inc.	78,889	1,855,469
Blackstone Mortgage Trust, Inc. (a)	218,615	7,446,027
Capstead Mortgage Corp.	189,470	1,591,548
Cherry Hill Mortgage Investment Corp.	12,023	223,628
Chimera Investment Corp.	389,423	7,254,950
Dynex Capital, Inc.	127,368	816,429
Ellington Residential Mortgage REIT	15,540	183,683
Exantas Capital Corp.	55,796	661,183
Great Ajax Corp.	20,136	274,655
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	2,086,555
Hunt Companies Finance Trust I (a)	6,106	21,921
Invesco Mortgage Capital, Inc.	207,984	3,375,580
KKR Real Estate Finance Trust, Inc.	61,897	1,312,216
Ladder Capital Corp. Class A	204,015	3,543,741
MFA Financial, Inc.	890,541	6,821,544
New Residential Investment Corp.	635,458	11,800,455
New York Mortgage Trust, Inc. (a)	227,021	1,452,934
Orchid Island Capital, Inc. (a)	113,192	898,744
Owens Realty Mortgage, Inc. (a)	54,252	895,158
PennyMac Mortgage Investment Trust	137,871	2,754,663
Redwood Trust, Inc.	147,922	2,511,716
Starwood Property Trust, Inc.	508,786	11,208,556
Two Harbors Investment Corp.	468,829	7,323,109
Western Asset Mortgage Capital Corp.	88,849	988,889
ZAIS Financial Corp.	18,554	318,201
		128,444,206
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12,871	1,215,666
Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	19,300	307,835
Beneficial Bancorp, Inc.	178,014	3,133,046
BofI Holding, Inc. (a)(b)	104,951	3,908,375
BSB Bancorp, Inc. (b)	6,958	231,701
Capitol Federal Financial, Inc.	317,152	4,189,578
Charter Financial Corp.	26,857	669,008
Coastway Bancorp, Inc. (b)	4,955	137,501
Dime Community Bancshares, Inc.	65,979	1,197,519
Entegra Financial Corp. (b)	3,030	83,325
ESSA Bancorp, Inc.	4,298	69,112
Essent Group Ltd. (b)	166,676	7,227,071
Farmer Mac Class C (non-vtg.)	19,331	1,489,840
First Defiance Financial Corp.	36,462	1,166,419
Flagstar Bancorp, Inc. (b)	55,871	1,846,537
FS Bancorp, Inc.	3,111	181,465
Hingham Institution for Savings	2,103	456,372
Home Bancorp, Inc.	8,218	375,974
HomeStreet, Inc. (b)	54,010	1,590,595
Impac Mortgage Holdings, Inc. (a)(b)	22,924	171,472
Kearny Financial Corp.	223,951	3,068,129
Lendingtree, Inc. (a)(b)	15,340	3,886,389
Malvern Bancorp, Inc. (a)(b)	6,089	149,789
Meridian Bancorp, Inc. Maryland	112,706	2,017,437
Meta Financial Group, Inc.	16,728	1,448,645
MGIC Investment Corp. (b)	722,209	9,186,498
New York Community Bancorp, Inc. (a)	991,185	10,675,062
NMI Holdings, Inc. (b)	118,639	2,562,602
Northfield Bancorp, Inc.	77,835	1,267,154
Northwest Bancshares, Inc.	218,925	3,988,814
OceanFirst Financial Corp.	74,436	2,173,531
Ocwen Financial Corp. (b)	226,819	948,103
Oritani Financial Corp.	122,108	1,978,150
PennyMac Financial Services, Inc.	43,564	921,379
PHH Corp. (b)	94,843	1,029,047
Poage Bankshares, Inc.	2,365	62,318
Provident Financial Holdings, Inc.	3,066	56,414
Provident Financial Services, Inc.	132,445	3,341,587
Radian Group, Inc.	410,077	8,336,865
Riverview Bancorp, Inc.	10,064	99,130
Security National Financial Corp. Class A	12,342	64,796
SI Financial Group, Inc.	5,231	72,449
Southern Missouri Bancorp, Inc.	5,377	215,080
Sterling Bancorp, Inc.	29,919	366,508
Territorial Bancorp, Inc.	13,244	395,731
TFS Financial Corp.	199,797	3,084,866
Timberland Bancorp, Inc.	5,712	202,833
Trustco Bank Corp., New York	182,946	1,692,251
United Community Financial Corp.	86,143	891,580
United Financial Bancorp, Inc. New	98,895	1,757,364
Walker & Dunlop, Inc.	62,162	3,387,829
Washington Federal, Inc.	184,491	6,291,143
Waterstone Financial, Inc.	43,917	742,197
Westfield Financial, Inc.	33,310	354,752
WMI Holdings Corp. (b)	665,894	1,005,500
WSFS Financial Corp.	63,718	3,109,438
		109,264,105

TOTAL FINANCIALS		8,237,523,499

HEALTH CARE - 14.2%
Biotechnology - 3.0%
AbbVie, Inc.	2,937,285	281,920,614
Abeona Therapeutics, Inc. (a)(b)	62,198	957,849
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	2,621,002
Acceleron Pharma, Inc. (b)	75,443	4,075,431
Achaogen, Inc. (a)(b)	54,118	286,284
Achillion Pharmaceuticals, Inc. (b)	264,408	912,208
Acorda Therapeutics, Inc. (b)	101,836	2,932,877
Actinium Pharmaceuticals, Inc. (b)	38,656	24,740
Adamas Pharmaceuticals, Inc. (a)(b)	38,351	883,224
ADMA Biologics, Inc. (b)	34,956	223,369
Aduro Biotech, Inc. (a)(b)	81,702	604,595
Advaxis, Inc. (b)	48,573	70,431
Adverum Biotechnologies, Inc. (b)	72,964	554,526
Aeglea BioTherapeutics, Inc. (a)(b)	26,323	287,710
Aevi Genomic Medicine, Inc. (b)	41,669	52,086
Agenus, Inc. (a)(b)	138,167	305,349
Agios Pharmaceuticals, Inc. (a)(b)	97,937	7,905,475
Aimmune Therapeutics, Inc. (b)	78,694	2,196,350
Akebia Therapeutics, Inc. (b)	89,194	732,283
Albireo Pharma, Inc. (b)	13,977	483,325
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,963,832
Aldeyra Therapeutics, Inc. (b)	22,510	190,210
Alexion Pharmaceuticals, Inc. (b)	431,789	52,781,887
Alkermes PLC (a)(b)	298,449	13,382,453
Allena Pharmaceuticals, Inc. (b)	8,811	96,040
Alnylam Pharmaceuticals, Inc. (b)	164,063	20,125,608
Alpine Immune Sciences, Inc. (b)	12,084	81,204
Altimmune, Inc. (a)(b)	5,138	1,644
AMAG Pharmaceuticals, Inc. (a)(b)	66,217	1,615,695
Amgen, Inc.	1,291,967	258,147,926
Amicus Therapeutics, Inc. (a)(b)	366,758	4,943,898
AnaptysBio, Inc. (b)	27,845	2,468,181
Anavex Life Sciences Corp. (a)(b)	69,965	186,807
Apellis Pharmaceuticals, Inc. (b)	66,063	1,278,980
Applied Genetic Technologies Corp. (b)	14,097	62,732
Aptevo Therapeutics, Inc. (b)	25,681	141,759
AquaBounty Technologies, Inc. (b)	1,372	4,061
Aquinox Pharmaceuticals, Inc. (b)	41,529	129,570
Arcus Biosciences, Inc. (a)	6,872	98,957
Ardelyx, Inc. (b)	110,323	474,389
Arena Pharmaceuticals, Inc. (b)	95,520	3,709,997
ArQule, Inc. (b)	197,124	1,306,932
Array BioPharma, Inc. (b)	398,574	6,205,797
Arrowhead Pharmaceuticals, Inc. (a)(b)	177,530	2,620,343
Arsanis, Inc. (b)	8,493	19,449
Asterias Biotherapeutics, Inc. (a)(b)	24,436	37,876
Atara Biotherapeutics, Inc. (a)(b)	89,519	3,665,803
Athersys, Inc. (a)(b)	261,347	538,375
aTyr Pharma, Inc. (b)	6,529	4,713
Audentes Therapeutics, Inc. (b)	53,376	1,942,886
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	493,290
Avid Bioservices, Inc. (b)	85,182	623,532
Bellicum Pharmaceuticals, Inc. (a)(b)	75,895	548,721
Biocept, Inc. (b)	2,199	7,740
BioCryst Pharmaceuticals, Inc. (a)(b)	198,969	1,424,618
Biogen, Inc. (b)	408,820	144,513,782
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	57,394	2,172,937
BioMarin Pharmaceutical, Inc. (b)	340,364	34,029,593
Biospecifics Technologies Corp. (b)	19,816	1,062,930
BioTime, Inc. (a)(b)	346,441	952,713
bluebird bio, Inc. (a)(b)	102,592	17,266,234
Blueprint Medicines Corp. (b)	74,628	5,721,729
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	60,968
Calithera Biosciences, Inc. (b)	45,690	249,011
Calyxt, Inc. (a)(b)	10,855	183,775
Cancer Genetics, Inc. (a)(b)	9,725	8,805
Capricor Therapeutics, Inc. (a)(b)	31,524	38,144
Cara Therapeutics, Inc. (a)(b)	69,866	1,409,197
CareDx, Inc. (b)	60,104	1,461,128
CASI Pharmaceuticals, Inc. (b)	84,183	585,072
Catalyst Biosciences, Inc. (b)	23,199	253,565
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	696,859
Cel-Sci Corp. (a)(b)	25,753	69,018
Celcuity, Inc. (b)	1,151	28,453
Celgene Corp. (b)	1,365,300	128,952,585
Celldex Therapeutics, Inc. (b)	215,095	107,978
Cellular Biomedicine Group, Inc. (a)(b)	19,712	418,880
Celsion Corp. (b)	10,668	30,404
ChemoCentryx, Inc. (b)	36,062	475,297
Chimerix, Inc. (b)	63,824	254,658
Cidara Therapeutics, Inc. (a)(b)	11,887	50,520
Cleveland Biolabs, Inc. (a)(b)	1,776	3,392
Clovis Oncology, Inc. (b)	98,725	3,529,419
Co.-Diagnostics, Inc. (b)	7,929	25,214
CohBar, Inc. (a)(b)	86,892	455,314
Coherus BioSciences, Inc. (b)	100,702	2,029,145
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	205,006
Concert Pharmaceuticals, Inc. (b)	25,754	406,141
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	97,055	567,772
Corvus Pharmaceuticals, Inc. (b)	20,017	219,386
CTI BioPharma Corp. (b)	94,910	178,431
Cue Biopharma, Inc. (a)(b)	17,423	167,609
Curis, Inc. (b)	35,800	60,860
Cyclacel Pharmaceuticals, Inc. (b)	960	1,469
Cytokinetics, Inc. (b)	89,621	708,006
CytomX Therapeutics, Inc. (b)	82,255	1,849,915
Cytori Therapeutics, Inc. (a)(b)	1,078	563
CytRx Corp. (a)(b)	40,644	45,928
Deciphera Pharmaceuticals, Inc. (a)(b)	27,445	1,015,191
Denali Therapeutics, Inc. (a)(b)	28,737	564,107
Dicerna Pharmaceuticals, Inc. (b)	41,758	661,864
Dyax Corp. rights 12/31/19 (b)(c)	200,675	802,700
Dynavax Technologies Corp. (a)(b)	101,676	1,408,213
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,029,622
Edge Therapeutics, Inc. (b)	50,398	44,854
Editas Medicine, Inc. (a)(b)	75,932	2,492,848
Eiger Biopharmaceuticals, Inc. (b)	19,778	255,136
Emergent BioSolutions, Inc. (b)	74,721	4,632,702
Enanta Pharmaceuticals, Inc. (b)	29,541	2,686,163
Epizyme, Inc. (a)(b)	93,334	1,101,341
Esperion Therapeutics, Inc. (a)(b)	38,782	1,919,321
Exact Sciences Corp. (a)(b)	238,198	17,838,648
Exelixis, Inc. (b)	539,055	10,128,843
Fate Therapeutics, Inc. (a)(b)	88,933	1,146,346
Fibrocell Science, Inc. (a)(b)	2,592	5,132
FibroGen, Inc. (b)	152,796	9,343,475
Five Prime Therapeutics, Inc. (b)	76,988	1,077,832
Flexion Therapeutics, Inc. (a)(b)	70,183	1,607,191
Fortress Biotech, Inc. (a)(b)	43,908	86,499
Galectin Therapeutics, Inc. (a)(b)	56,076	362,812
Genocea Biosciences, Inc. (a)(b)	59,471	38,061
Genomic Health, Inc. (b)	39,004	2,385,875
GenVec, Inc. rights (b)(c)	814	0
Geron Corp. (a)(b)	355,017	2,034,247
Gilead Sciences, Inc.	2,521,527	190,955,240
Global Blood Therapeutics, Inc. (a)(b)	93,955	4,599,097
GlycoMimetics, Inc. (a)(b)	63,039	927,934
GTx, Inc. (b)	20,485	490,001
Halozyme Therapeutics, Inc. (a)(b)	263,841	4,857,313
Heat Biologics, Inc. (b)	27,222	56,077
Hemispherx Biopharma, Inc. (b)	10,898	2,997
Heron Therapeutics, Inc. (b)	138,379	5,334,510
Homology Medicines, Inc. (a)(b)	23,470	390,776
iBio, Inc. (a)(b)	4,036	3,349
Idera Pharmaceuticals, Inc. (a)(b)	39,263	410,691
Immune Design Corp. (b)	68,872	261,714
ImmunoCellular Therapeutics Ltd. (b)	1,048	246
ImmunoGen, Inc. (a)(b)	279,867	2,851,845
Immunomedics, Inc. (a)(b)	306,809	8,210,209
Incyte Corp. (b)	343,065	25,355,934
Infinity Pharmaceuticals, Inc. (a)(b)	82,811	187,153
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	808,520
Insmed, Inc. (a)(b)	145,963	2,909,043
Insys Therapeutics, Inc. (a)(b)	45,156	422,209
Intellia Therapeutics, Inc. (a)(b)	43,137	1,334,227
Intercept Pharmaceuticals, Inc. (a)(b)	39,366	4,401,119
Intrexon Corp. (a)(b)	138,526	2,130,530
Invitae Corp. (b)	122,521	1,814,536
Ionis Pharmaceuticals, Inc. (a)(b)	264,796	12,098,529
Iovance Biotherapeutics, Inc. (b)	176,766	3,128,758
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	274,281	5,277,166
IsoRay, Inc. (b)	57,047	29,180
ITUS Corp. (b)	25,229	96,122
Jounce Therapeutics, Inc. (a)(b)	10,322	81,028
Kadmon Holdings, Inc. (b)	207,825	895,726
Kalvista Pharmaceuticals, Inc. (b)	508	8,636
Karyopharm Therapeutics, Inc. (b)	92,956	1,956,724
Keryx Biopharmaceuticals, Inc. (a)(b)	230,453	785,845
Kindred Biosciences, Inc. (b)	55,110	821,139
Krystal Biotech, Inc.	3,314	54,383
Kura Oncology, Inc. (a)(b)	53,689	1,100,625
La Jolla Pharmaceutical Co. (a)(b)	42,577	980,974
Leap Therapeutics, Inc. (b)	2,828	20,842
Lexicon Pharmaceuticals, Inc. (a)(b)	97,066	1,123,054
Ligand Pharmaceuticals, Inc. Class B (a)(b)	41,449	10,763,891
Loxo Oncology, Inc. (a)(b)	43,871	7,413,322
Macrogenics, Inc. (a)(b)	77,366	1,691,994
Madrigal Pharmaceuticals, Inc. (a)(b)	15,700	3,755,597
MannKind Corp. (a)(b)	225,599	248,159
Matinas BioPharma Holdings, Inc. (b)	91,988	42,314
MediciNova, Inc. (a)(b)	72,252	879,307
MEI Pharma, Inc. (b)	62,189	259,950
Menlo Therapeutics, Inc. (b)	14,423	110,769
Merrimack Pharmaceuticals, Inc. (b)	22,287	131,939
MiMedx Group, Inc. (a)(b)	199,106	1,055,262
Minerva Neurosciences, Inc. (b)	51,124	531,690
Miragen Therapeutics, Inc. (b)	39,491	245,239
Mirati Therapeutics, Inc. (a)(b)	60,609	3,427,439
Molecular Templates, Inc. (b)	11,026	63,510
Moleculin Biotech, Inc. (a)(b)	37,484	64,472
Momenta Pharmaceuticals, Inc. (b)	152,669	4,045,729
Myriad Genetics, Inc. (b)	137,462	6,844,233
NanoViricides, Inc. (b)	32,620	13,704
NantKwest, Inc. (a)(b)	76,001	257,643
Natera, Inc. (b)	66,582	1,840,326
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	26,130
Neuralstem, Inc. (a)(b)	8,195	9,998
Neurocrine Biosciences, Inc. (b)	173,976	21,390,349
NewLink Genetics Corp. (b)	41,496	128,638
Novavax, Inc. (a)(b)	677,219	1,056,462
Ohr Pharmaceutical, Inc. (b)	32,314	6,301
OncoCyte Corp. (a)(b)	3,324	8,476
OncoGenex Pharmaceuticals, Inc. (b)	96	289
OncoMed Pharmaceuticals, Inc. (b)	27,577	63,427
OncoSec Medical, Inc. (a)(b)	44,952	67,428
Ophthotech Corp. (b)	50,366	128,937
Opko Health, Inc. (a)(b)	712,532	4,218,189
Oragenics, Inc. (b)	998	429
Organovo Holdings, Inc. (a)(b)	337,362	435,197
OvaScience, Inc. (b)	60,110	46,525
Palatin Technologies, Inc. (a)(b)	331,257	334,570
PDL BioPharma, Inc. (a)(b)	309,517	749,031
Pfenex, Inc. (b)	46,697	246,560
Polarityte, Inc. (a)(b)	30,906	883,293
Portola Pharmaceuticals, Inc. (a)(b)	128,424	3,833,456
Progenics Pharmaceuticals, Inc. (a)(b)	161,932	1,267,928
Protagonist Therapeutics, Inc. (b)	52,263	503,293
Proteon Therapeutics, Inc. (b)	5,515	12,960
Proteostasis Therapeutics, Inc. (a)(b)	55,664	149,736
Prothena Corp. PLC (a)(b)	73,253	1,114,911
PTC Therapeutics, Inc. (b)	75,018	3,131,251
Puma Biotechnology, Inc. (a)(b)	65,071	2,859,870
Ra Pharmaceuticals, Inc. (b)	19,587	238,961
Radius Health, Inc. (a)(b)	76,029	1,563,917
Recro Pharma, Inc. (b)	20,797	132,685
Regeneron Pharmaceuticals, Inc. (b)	149,758	60,914,067
REGENXBIO, Inc. (b)	55,760	3,928,292
Regulus Therapeutics, Inc. (a)(b)	85,834	19,888
Repligen Corp. (a)(b)	69,352	3,806,038
Retrophin, Inc. (b)	82,684	2,620,256
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	72,753
Rigel Pharmaceuticals, Inc. (b)	307,310	1,047,927
Riot Blockchain, Inc. (a)	24,575	154,823
Rocket Pharmaceuticals, Inc. (b)	29,667	707,558
Sage Therapeutics, Inc. (b)	89,840	14,757,118
Sangamo Therapeutics, Inc. (a)(b)	201,742	3,681,792
Sarepta Therapeutics, Inc. (a)(b)	117,669	16,243,029
Savara, Inc. (a)(b)	55,437	651,939
Seattle Genetics, Inc. (a)(b)	204,324	15,683,910
Selecta Biosciences, Inc. (a)(b)	13,681	185,514
Sellas Life Sciences Group, Inc. (b)	425	459
Seres Therapeutics, Inc. (a)(b)	32,924	289,073
Sesen Bio, Inc. (b)	98,188	219,941
Sienna Biopharmaceuticals, Inc. (a)(b)	4,913	81,851
Solid Biosciences, Inc. (b)	19,788	844,354
Sophiris Bio, Inc. (a)(b)	57,410	184,286
Sorrento Therapeutics, Inc. (a)(b)	175,528	974,180
Spark Therapeutics, Inc. (a)(b)	61,662	3,798,996
Spectrum Pharmaceuticals, Inc. (b)	181,664	3,911,226
Spring Bank Pharmaceuticals, Inc. (b)	9,145	129,768
Stemline Therapeutics, Inc. (b)	50,071	856,214
Sunesis Pharmaceuticals, Inc. (a)(b)	29,991	65,380
Surface Oncology, Inc.	10,117	98,135
Syndax Pharmaceuticals, Inc. (b)	33,111	256,941
Synergy Pharmaceuticals, Inc. (a)(b)	423,445	825,718
Synlogic, Inc. (b)	24,107	255,052
Synthetic Biologics, Inc. (a)(b)	2,423	6,954
Syros Pharmaceuticals, Inc. (b)	33,143	407,327
T2 Biosystems, Inc. (b)	79,564	519,553
Tapimmune, Inc. (a)(b)	8,155	70,296
Tenax Therapeutics, Inc. (b)	69	371
TESARO, Inc. (a)(b)	70,613	2,291,392
TG Therapeutics, Inc. (a)(b)	115,447	1,466,177
Tocagen, Inc. (a)(b)	8,584	83,694
TONIX Pharmaceuticals Holding (b)	1,717	1,837
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	8,633
Trevena, Inc. (a)(b)	130,021	234,038
Trovagene, Inc. (a)(b)	2,821	2,313
Ultragenyx Pharmaceutical, Inc. (b)	88,686	7,514,365
United Therapeutics Corp. (b)	85,357	10,498,057
UNITY Biotechnology, Inc. (a)	7,256	138,299
Unum Therapeutics, Inc. (a)	16,295	265,771
Vanda Pharmaceuticals, Inc. (b)	103,474	1,999,635
Vaxart, Inc. (a)(b)	4,190	12,780
VBI Vaccines, Inc. (a)(b)	25,788	52,608
Veracyte, Inc. (b)	50,030	632,379
Verastem, Inc. (a)(b)	140,678	1,401,153
Vericel Corp. (b)	84,118	1,026,240
Versartis, Inc. (b)	37,706	67,871
Vertex Pharmaceuticals, Inc. (b)	491,760	90,680,544
Vical, Inc. (b)	6,566	9,127
Viking Therapeutics, Inc. (b)	90,493	1,182,744
VistaGen Therapeutics, Inc. (a)(b)	22,368	32,881
Vital Therapies, Inc. (a)(b)	55,114	443,668
Voyager Therapeutics, Inc. (a)(b)	39,765	864,491
Xbiotech, Inc. (a)(b)	36,998	149,472
Xencor, Inc. (b)	95,182	3,977,656
XOMA Corp. (a)(b)	11,543	216,200
Yield10 Bioscience, Inc. (b)	693	1,109
Zafgen, Inc. (b)	54,609	519,878
ZIOPHARM Oncology, Inc. (a)(b)	222,939	650,982
		1,745,699,121
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	3,391,513	226,688,729
Abiomed, Inc. (b)	81,155	32,996,000
Accuray, Inc. (a)(b)	152,465	609,860
Akers Biosciences, Inc. (a)(b)	149,301	40,804
Align Technology, Inc. (b)	139,169	53,787,427
Alliqua Biomedical, Inc. (a)(b)	439	1,133
Alphatec Holdings, Inc. (a)(b)	3,066	10,762
Amedica Corp. (a)(b)	5,751	2,552
Angiodynamics, Inc. (b)	68,576	1,537,474
Anika Therapeutics, Inc. (a)(b)	30,719	1,271,459
Antares Pharma, Inc. (a)(b)	242,616	858,861
Apollo Endosurgery, Inc. (b)	102	766
Atricure, Inc. (b)	70,181	2,424,754
Atrion Corp.	3,083	2,019,519
Avanos Medical, Inc. (b)	92,971	6,703,209
Avinger, Inc. (b)	780	1,225
AxoGen, Inc. (a)(b)	68,956	3,023,721
Baxter International, Inc.	949,654	70,625,768
Becton, Dickinson & Co.	517,034	135,395,694
Bellerophon Therapeutics, Inc. (a)(b)	36,993	31,999
BioLase Technology, Inc. (b)	6,234	11,034
BioLife Solutions, Inc. (b)	16,867	404,133
Boston Scientific Corp. (b)	2,679,060	95,267,374
Bovie Medical Corp. (b)	10,849	57,934
Cantel Medical Corp.	67,194	6,517,818
Cardiovascular Systems, Inc. (b)	69,124	2,663,348
CAS Medical Systems, Inc. (b)	11,651	26,098
Cerus Corp. (b)	269,265	2,094,882
Cesca Therapeutics, Inc. (b)	793	342
Chembio Diagnostics, Inc. (b)	2,391	24,986
ConforMis, Inc. (b)	87,736	107,038
CONMED Corp.	50,457	4,058,257
Corindus Vascular Robotics, Inc. (a)(b)	178,714	194,798
Cryolife, Inc. (b)	65,208	2,262,718
CryoPort, Inc. (a)(b)	52,805	749,831
Cutera, Inc. (b)	27,491	934,694
CytoSorbents Corp. (a)(b)	50,106	734,053
Danaher Corp.	1,192,456	123,466,894
Dare Bioscience, Inc. (b)	17,253	18,978
Dentsply Sirona, Inc.	442,572	17,667,474
DexCom, Inc. (a)(b)	170,666	24,640,757
Edwards Lifesciences Corp. (b)	407,229	58,738,711
Ekso Bionics Holdings, Inc. (a)(b)	113,321	303,700
Endologix, Inc. (b)	150,152	345,350
Fonar Corp. (b)	8,356	218,927
Genmark Diagnostics, Inc. (b)	107,242	917,992
Glaukos Corp. (a)(b)	64,913	4,438,102
Globus Medical, Inc. (b)	145,197	7,734,644
Haemonetics Corp. (b)	99,749	11,135,978
Helius Medical Technologies, Inc. (U.S.) (a)(b)	20,935	209,769
Heska Corp. (b)	12,153	1,300,371
Hill-Rom Holdings, Inc.	131,230	12,764,742
Hologic, Inc. (b)	529,595	21,056,697
ICU Medical, Inc. (b)	29,075	8,896,950
IDEXX Laboratories, Inc. (b)	169,286	43,005,415
Inogen, Inc. (b)	33,875	8,973,826
Inspire Medical Systems, Inc.	18,247	1,003,403
Insulet Corp. (b)	113,854	11,871,557
Integer Holdings Corp. (b)	60,071	4,799,673
Integra LifeSciences Holdings Corp. (b)	136,377	8,110,340
IntriCon Corp. (b)	15,036	1,111,160
Intuitive Surgical, Inc. (b)	219,618	122,986,080
Invacare Corp. (a)	75,980	1,154,896
InVivo Therapeutics Holdings Corp. (b)	1,850	3,608
Invuity, Inc. (a)(b)	23,417	108,889
IRadimed Corp. (a)(b)	6,686	183,865
iRhythm Technologies, Inc. (b)	39,577	3,684,223
Iridex Corp. (b)	4,871	44,326
K2M Group Holdings, Inc. (b)	72,947	1,994,371
Kewaunee Scientific Corp.	1,376	43,963
Lantheus Holdings, Inc. (b)	59,416	956,598
LeMaitre Vascular, Inc.	28,069	1,052,868
LivaNova PLC (b)	84,812	10,648,147
Masimo Corp. (b)	90,391	10,656,195
Medtronic PLC	2,620,554	252,647,611
Meridian Bioscience, Inc.	73,595	1,155,442
Merit Medical Systems, Inc. (b)	108,656	6,394,406
Microbot Medical, Inc. (b)	7,285	4,225
Misonix, Inc. (b)	7,938	151,616
Myomo, Inc. (a)(b)	11,057	22,667
Natus Medical, Inc. (b)	64,682	2,412,639
Neogen Corp. (b)	98,996	9,250,186
Nevro Corp. (b)	56,879	3,834,782
NuVasive, Inc. (b)	100,454	7,050,866
Nuvectra Corp. (b)	21,954	512,406
NxStage Medical, Inc. (b)	140,636	3,985,624
OraSure Technologies, Inc. (b)	129,623	2,075,264
Orthofix International NV (b)	41,359	2,215,188
OrthoPediatrics Corp.	6,541	227,758
Penumbra, Inc. (a)(b)	57,262	7,950,829
Precision Therapeutics, Inc. (a)(b)	19,298	21,807
Pulse Biosciences, Inc. (a)(b)	10,423	149,674
Quanterix Corp. (b)	7,729	129,306
Quidel Corp. (b)	60,517	4,652,547
ReShape Lifesciences, Inc. (a)(b)	873	58
ResMed, Inc.	278,308	31,006,294
Retractable Technologies, Inc. (b)	5,248	3,790
Rockwell Medical Technologies, Inc. (a)(b)	83,284	408,924
RTI Biologics, Inc. (b)	100,701	450,637
Seaspine Holdings Corp. (b)	14,380	221,452
Second Sight Medical Products, Inc. (a)(b)	46,884	79,234
Sientra, Inc. (b)	39,907	1,002,464
Staar Surgical Co. (b)	55,622	2,653,169
Steris PLC	162,639	18,609,154
STRATA Skin Sciences, Inc. (b)	803	2,144
Stryker Corp.	623,601	105,656,717
SurModics, Inc. (b)	23,983	1,888,661
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	30,490	2,063,258
Tandem Diabetes Care, Inc. (a)(b)	108,658	4,964,584
Teleflex, Inc.	87,631	21,682,538
The Cooper Companies, Inc.	95,010	24,301,658
TransEnterix, Inc. (a)(b)	207,703	1,204,677
Utah Medical Products, Inc.	13,511	1,227,474
Varex Imaging Corp. (a)(b)	86,203	2,706,774
Varian Medical Systems, Inc. (b)	180,543	20,224,427
Vermillion, Inc. (b)	12,449	7,843
ViewRay, Inc. (a)(b)	117,177	1,181,144
Viveve Medical, Inc. (a)(b)	45,477	143,253
West Pharmaceutical Services, Inc.	145,035	16,976,347
Wright Medical Group NV (a)(b)	202,730	5,875,115
Zimmer Biomet Holdings, Inc.	393,672	48,669,669
Zosano Pharma Corp. (a)(b)	22,328	93,108
		1,798,539,903
Health Care Providers & Services - 3.0%
AAC Holdings, Inc. (a)(b)	16,668	147,678
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,643,554
Aceto Corp.	47,837	158,819
Addus HomeCare Corp. (b)	24,045	1,560,521
Aetna, Inc.	631,624	126,495,338
Amedisys, Inc. (b)	57,080	7,135,571
American Renal Associates Holdings, Inc. (a)(b)	30,049	659,576
AmerisourceBergen Corp.	315,793	28,411,896
AMN Healthcare Services, Inc. (a)(b)	90,995	5,305,009
Anthem, Inc.	493,566	130,661,727
BioScrip, Inc. (a)(b)	230,699	669,027
BioTelemetry, Inc. (b)	60,094	3,713,809
Brookdale Senior Living, Inc. (b)	360,000	3,571,200
Caladrius Biosciences, Inc. (b)	9,530	50,223
Capital Senior Living Corp. (b)	53,746	476,727
Cardinal Health, Inc.	601,923	31,414,361
Catasys, Inc. (b)	3,161	28,702
Centene Corp. (b)	396,017	58,008,570
Chemed Corp.	30,507	9,870,235
Cigna Corp.	470,957	88,700,041
Civitas Solutions, Inc. (b)	27,734	443,744
Community Health Systems, Inc. (a)(b)	206,000	799,280
Corvel Corp. (b)	18,940	1,125,983
Cross Country Healthcare, Inc. (b)	66,434	665,004
CVS Health Corp.	1,967,521	148,036,280
DaVita HealthCare Partners, Inc. (b)	270,656	18,753,754
Diplomat Pharmacy, Inc. (a)(b)	93,066	1,922,744
Envision Healthcare Corp. (b)	230,716	10,465,278
Express Scripts Holding Co. (b)	1,087,608	95,731,256
Five Star Sr Living, Inc. (b)	70,113	69,412
G1 Therapeutics, Inc. (a)(b)	37,423	2,270,828
Genesis HealthCare, Inc. Class A (a)(b)	72,843	128,932
HCA Holdings, Inc.	541,945	72,680,244
HealthEquity, Inc. (b)	101,976	9,607,159
HealthSouth Corp.	191,103	15,592,094
Henry Schein, Inc. (a)(b)	296,896	23,062,881
Humana, Inc.	265,925	88,622,166
Interpace Diagnostics Group, Inc. (b)	136	200
Laboratory Corp. of America Holdings (b)	197,626	34,163,607
LHC Group, Inc. (b)	58,223	5,760,001
LifePoint Hospitals, Inc. (b)	73,087	4,706,803
Magellan Health Services, Inc. (b)	46,615	3,426,203
McKesson Corp.	390,138	50,230,268
MEDNAX, Inc. (b)	183,817	8,703,735
Molina Healthcare, Inc. (a)(b)	90,979	12,555,102
National Healthcare Corp.	20,690	1,594,578
National Research Corp. Class A	20,553	804,650
National Vision Holdings, Inc.	99,203	4,389,733
OptiNose, Inc.	38,007	565,164
Owens & Minor, Inc. (a)	118,083	2,005,049
Patterson Companies, Inc. (a)	169,627	3,825,089
Premier, Inc. (a)(b)	113,429	5,016,965
Providence Service Corp. (b)	20,443	1,372,543
Psychemedics Corp.	2,724	52,655
Quest Diagnostics, Inc.	264,008	29,035,600
Quorum Health Corp. (a)(b)	61,662	280,562
R1 RCM, Inc. (b)	178,635	1,780,991
RadNet, Inc. (b)	68,592	949,999
Select Medical Holdings Corp. (b)	210,659	4,171,048
Sharps Compliance Corp. (b)	12,687	44,785
Surgery Partners, Inc. (a)(b)	43,549	755,575
Tenet Healthcare Corp. (a)(b)	162,206	5,469,586
The Ensign Group, Inc.	96,070	3,753,455
The Joint Corp. (b)	4,485	38,436
Tivity Health, Inc. (a)(b)	70,816	2,436,070
Triple-S Management Corp. (b)	44,329	965,042
U.S. Physical Therapy, Inc.	24,843	3,111,586
UnitedHealth Group, Inc.	1,860,709	499,525,938
Universal Health Services, Inc. Class B	168,906	21,984,805
Wellcare Health Plans, Inc. (b)	96,042	29,059,428
		1,736,194,874
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,817,837
athenahealth, Inc. (b)	77,995	12,003,431
Castlight Health, Inc. Class B (a)(b)	151,493	454,479
Cerner Corp. (b)	605,108	39,398,582
Computer Programs & Systems, Inc. (a)	21,937	598,880
Evolent Health, Inc. (a)(b)	132,217	3,371,534
HealthStream, Inc.	46,897	1,488,042
HMS Holdings Corp. (b)	165,285	5,297,384
HTG Molecular Diagnostics (a)(b)	63,917	286,987
iCAD, Inc. (b)	14,864	44,592
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,314,291
Medidata Solutions, Inc. (a)(b)	114,952	9,768,621
NantHealth, Inc. (a)(b)	56,729	125,938
Omnicell, Inc. (b)	73,082	5,024,388
Quality Systems, Inc. (b)	91,673	2,098,395
Simulations Plus, Inc.	16,033	334,288
Tabula Rasa HealthCare, Inc. (a)(b)	25,588	2,243,300
Teladoc Health, Inc. (a)(b)	132,579	10,281,501
Valeritas Holdings, Inc. (a)(b)	25,700	29,555
Veeva Systems, Inc. Class A (b)	229,272	23,926,826
Vocera Communications, Inc. (b)	55,152	1,828,840
		124,737,691
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	48,811	1,200,751
Agilent Technologies, Inc.	623,247	42,094,102
Bio-Rad Laboratories, Inc. Class A (b)	38,796	12,620,339
Bio-Techne Corp.	72,516	13,935,400
Bruker Corp.	204,025	7,259,210
Cambrex Corp. (b)	66,661	4,492,951
Charles River Laboratories International, Inc. (b)	93,768	11,581,286
ChromaDex, Inc. (a)(b)	56,591	256,357
Codexis, Inc. (b)	74,109	1,274,675
Enzo Biochem, Inc. (b)	66,443	304,973
Fluidigm Corp. (a)(b)	46,109	365,183
Harvard Bioscience, Inc. (b)	53,166	316,338
Illumina, Inc. (b)	284,128	100,817,138
Luminex Corp.	75,617	2,133,156
Medpace Holdings, Inc. (b)	50,255	3,004,746
Mettler-Toledo International, Inc. (b)	48,948	28,608,148
Nanostring Technologies, Inc. (b)	49,108	794,076
NeoGenomics, Inc. (b)	145,940	2,021,269
Pacific Biosciences of California, Inc. (a)(b)	198,134	988,689
PerkinElmer, Inc.	212,888	19,677,238
PRA Health Sciences, Inc. (b)	110,524	11,671,334
Quintiles Transnational Holdings, Inc. (b)	311,623	39,604,167
Syneos Health, Inc. (b)	116,220	5,793,567
Thermo Fisher Scientific, Inc.	778,338	186,100,616
Waters Corp. (b)	151,379	28,683,293
		525,599,002
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	201,578
Acer Therapeutics, Inc. (b)	9,342	299,691
Aclaris Therapeutics, Inc. (a)(b)	40,572	645,906
Adamis Pharmaceuticals Corp. (a)(b)	48,966	139,553
Aerie Pharmaceuticals, Inc. (a)(b)	78,816	4,835,362
Agile Therapeutics, Inc. (b)	87,068	25,511
Akcea Therapeutics, Inc. (a)(b)	34,733	917,299
Akorn, Inc. (b)	181,300	2,844,597
Alimera Sciences, Inc. (a)(b)	22,049	22,931
Allergan PLC	657,234	125,998,330
Amneal Pharmaceuticals, Inc. (a)(b)	143,636	3,317,992
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,213,429
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	106,096
ANI Pharmaceuticals, Inc. (b)	15,497	901,925
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (b)	41,618	13,734
Aradigm Corp. (a)(b)	17,241	23,275
Aratana Therapeutics, Inc. (b)	80,168	424,890
Assembly Biosciences, Inc. (b)	37,235	1,489,400
Assertio Therapeutics, Inc. (a)(b)	137,271	875,789
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (b)	67,984	1,116,977
Axsome Therapeutics, Inc. (a)(b)	21,511	74,213
Bio Path Holdings, Inc. (a)(b)	16,665	22,664
Biodelivery Sciences International, Inc. (b)	170,623	507,603
BioPharmX Corp. (a)(b)	64,864	10,138
Bristol-Myers Squibb Co.	3,166,410	191,726,126
Catalent, Inc. (b)	281,165	11,752,697
Cerecor, Inc. (a)(b)	17,078	82,487
Chiasma, Inc. (b)	8,745	20,551
Clearside Biomedical, Inc. (b)	59,205	403,186
Collegium Pharmaceutical, Inc. (a)(b)	37,819	646,705
ContraVir Pharmaceuticals, Inc. (a)(b)	18,614	13,774
Corcept Therapeutics, Inc. (a)(b)	180,660	2,713,513
Corium International, Inc. (a)(b)	42,043	410,340
CorMedix, Inc. (a)(b)	48,587	30,124
Cumberland Pharmaceuticals, Inc. (b)	7,158	42,304
CymaBay Therapeutics, Inc. (a)(b)	115,491	1,574,142
Dermira, Inc. (a)(b)	70,654	672,626
Dova Pharmaceuticals, Inc. (a)(b)	24,096	613,243
Durect Corp. (b)	291,543	381,921
Egalet Corp. (a)(b)	12,340	4,751
Eli Lilly & Co.	1,852,484	195,714,935
Eloxx Pharmaceuticals, Inc. (a)(b)	47,990	879,177
Endo International PLC (b)	391,608	6,716,077
Endocyte, Inc. (b)	117,449	2,316,094
Evofem Biosciences, Inc. (b)	1,682	6,829
Evolus, Inc. (b)	20,100	514,359
Eyepoint Pharmaceuticals, Inc. (a)(b)	68,488	149,989
Flex Pharma, Inc. (a)(b)	10,224	5,061
Gemphire Therapeutics, Inc. (a)(b)	13,477	18,868
Horizon Pharma PLC (b)	317,826	6,718,842
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	32,701
InflaRx NV (b)	8,911	299,410
Innoviva, Inc. (a)(b)	134,795	1,957,223
Intersect ENT, Inc. (b)	61,422	1,799,665
Intra-Cellular Therapies, Inc. (b)	90,774	1,991,582
Jazz Pharmaceuticals PLC (b)	117,285	20,046,352
Johnson & Johnson	5,193,970	699,575,819
Kala Pharmaceuticals, Inc. (b)	12,699	171,563
KemPharm, Inc. (a)(b)	9,786	50,887
Lannett Co., Inc. (a)(b)	55,565	297,273
Lipocine, Inc. (a)(b)	20,645	30,761
Mallinckrodt PLC (a)(b)	161,170	5,553,918
Marinus Pharmaceuticals, Inc. (a)(b)	44,865	320,336
Melinta Therapeutics, Inc. (b)	86,180	402,892
Merck & Co., Inc.	5,212,503	357,525,581
Mersana Therapeutics, Inc. (a)(b)	8,641	120,542
Mustang Bio, Inc. (a)(b)	46,728	323,358
Mylan NV (b)	1,004,926	39,322,754
MyoKardia, Inc. (b)	65,691	4,049,850
Nektar Therapeutics (a)(b)	312,604	20,785,040
Neos Therapeutics, Inc. (b)	42,039	241,724
Novan, Inc. (b)	7,147	20,583
Novus Therapeutics, Inc. (b)	4,578	21,746
Ocular Therapeutix, Inc. (b)	54,730	369,428
Odonate Therapeutics, Inc. (a)(b)	11,840	227,210
Omeros Corp. (a)(b)	96,420	2,495,350
Onconova Therapeutics, Inc. (b)	624	268
Otonomy, Inc. (b)	38,289	114,867
Pacira Pharmaceuticals, Inc. (b)	77,357	3,647,383
Pain Therapeutics, Inc. (a)(b)	4,934	5,033
Paratek Pharmaceuticals, Inc. (a)(b)	50,371	516,303
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	4,438
Perrigo Co. PLC	254,814	19,495,819
Pfizer, Inc.	11,312,751	469,705,422
Phibro Animal Health Corp. Class A	42,271	1,995,191
Plx Pharma PLC/New (b)	290	957
Prestige Brands Holdings, Inc. (a)(b)	103,367	3,979,630
Reata Pharmaceuticals, Inc. (b)	30,461	2,630,612
resTORbio, Inc. (a)(b)	5,960	70,507
Revance Therapeutics, Inc. (b)	53,023	1,452,830
Rhythm Pharmaceuticals, Inc.	38,788	1,221,822
scPharmaceuticals, Inc. (a)(b)	5,674	29,051
SCYNEXIS, Inc. (b)	57,121	77,113
SIGA Technologies, Inc. (b)	136,087	1,119,996
Spero Therapeutics, Inc. (a)(b)	17,885	204,068
Supernus Pharmaceuticals, Inc. (b)	101,178	4,482,185
Teligent, Inc. (a)(b)	140,525	567,721
Tetraphase Pharmaceuticals, Inc. (b)	88,378	312,858
The Medicines Company (a)(b)	125,813	4,983,453
TherapeuticsMD, Inc. (a)(b)	357,620	2,317,378
Theravance Biopharma, Inc. (a)(b)	78,547	2,275,507
Titan Pharmaceuticals, Inc. (a)(b)	11,285	8,294
VIVUS, Inc. (a)(b)	157,068	88,272
WAVE Life Sciences (b)	28,404	1,513,933
Zoetis, Inc. Class A	935,759	84,779,765
Zogenix, Inc. (a)(b)	80,163	3,871,873
Zynerba Pharmaceuticals, Inc. (b)	23,422	188,079
		2,339,851,780

TOTAL HEALTH CARE		8,270,622,371

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
AAR Corp.	61,245	2,858,304
Aerojet Rocketdyne Holdings, Inc. (a)(b)	144,557	5,075,396
AeroVironment, Inc. (a)(b)	42,201	3,712,000
Arconic, Inc.	831,375	18,606,173
Arotech Corp. (b)	32,173	107,780
Astronics Corp. (b)	43,941	1,911,873
Astrotech Corp. (b)	1,741	5,972
Axon Enterprise, Inc. (b)	110,441	7,538,703
BWX Technologies, Inc.	198,337	12,162,025
CPI Aerostructures, Inc. (b)	5,980	49,933
Cubic Corp.	52,237	3,954,341
Curtiss-Wright Corp.	85,994	11,518,896
Ducommun, Inc. (b)	17,547	713,987
Engility Holdings, Inc. (b)	33,913	1,177,120
Esterline Technologies Corp. (b)	49,383	4,244,469
General Dynamics Corp.	534,817	103,433,608
Harris Corp.	230,443	37,449,292
HEICO Corp.	112,063	10,161,873
HEICO Corp. Class A	99,272	7,395,764
Hexcel Corp.	172,525	11,407,353
Huntington Ingalls Industries, Inc.	85,477	20,896,562
Innovative Solutions & Support, Inc. (b)	21,878	57,977
KEYW Holding Corp. (a)(b)	83,554	711,045
KLX, Inc. (b)	99,257	7,329,137
Kratos Defense & Security Solutions, Inc. (a)(b)	188,108	2,513,123
L3 Technologies, Inc.	150,372	32,137,504
Lockheed Martin Corp.	480,522	153,964,054
Mercury Systems, Inc. (b)	94,994	5,178,123
Micronet Enertec Technologies, Inc. (b)	3,018	3,803
Moog, Inc. Class A	63,191	4,986,402
National Presto Industries, Inc. (a)	9,348	1,239,545
Northrop Grumman Corp.	337,543	100,753,210
Raytheon Co.	555,761	110,840,974
Rockwell Collins, Inc.	315,740	42,924,853
SIFCO Industries, Inc. (b)	891	4,678
Sparton Corp. (b)	13,384	170,914
Spirit AeroSystems Holdings, Inc. Class A	218,638	18,693,549
Teledyne Technologies, Inc. (b)	71,647	16,998,967
Textron, Inc.	501,644	34,628,485
The Boeing Co.	1,059,025	363,023,180
TransDigm Group, Inc. (a)	93,780	32,823,000
Triumph Group, Inc.	96,901	2,015,541
United Technologies Corp.	1,436,142	189,139,901
Vectrus, Inc. (b)	21,828	716,395
Wesco Aircraft Holdings, Inc. (b)	115,814	1,407,140
		1,386,642,924
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	93,235	1,897,332
Atlas Air Worldwide Holdings, Inc. (b)	53,392	3,251,573
C.H. Robinson Worldwide, Inc.	268,656	25,812,468
Echo Global Logistics, Inc. (b)	48,848	1,621,754
Expeditors International of Washington, Inc.	336,984	24,694,188
FedEx Corp.	473,704	115,560,091
Forward Air Corp.	54,775	3,519,842
Hub Group, Inc. Class A (b)	68,591	3,625,034
Radiant Logistics, Inc. (b)	54,959	239,072
United Parcel Service, Inc. Class B	1,334,412	163,972,547
XPO Logistics, Inc. (b)	203,064	21,626,316
		365,820,217
Airlines - 0.4%
Alaska Air Group, Inc.	239,265	16,147,995
Allegiant Travel Co.	26,478	3,607,628
American Airlines Group, Inc. (a)	803,180	32,512,726
Delta Air Lines, Inc.	1,245,372	72,829,355
Hawaiian Holdings, Inc.	101,162	4,198,223
JetBlue Airways Corp. (b)	604,815	11,539,870
SkyWest, Inc.	103,271	6,743,596
Southwest Airlines Co.	1,029,855	63,130,112
Spirit Airlines, Inc. (a)(b)	136,282	6,476,121
United Continental Holdings, Inc. (b)	453,940	39,683,435
		256,869,061
Building Products - 0.4%
A.O. Smith Corp.	280,791	16,308,341
AAON, Inc. (a)	75,766	3,060,946
Advanced Drain Systems, Inc. Del	80,409	2,520,822
Allegion PLC	182,670	15,932,477
American Woodmark Corp. (b)	25,723	2,185,169
Apogee Enterprises, Inc.	57,956	2,852,594
Armstrong World Industries, Inc. (b)	101,993	7,119,111
Builders FirstSource, Inc. (b)	211,226	3,299,350
Continental Building Products, Inc. (b)	69,835	2,604,846
COVIA Corp. (a)(b)	69,245	784,546
CSW Industrials, Inc. (b)	30,039	1,682,184
Fortune Brands Home & Security, Inc.	275,918	14,618,136
GCP Applied Technologies, Inc. (b)	158,460	3,993,192
Gibraltar Industries, Inc. (b)	65,294	2,964,348
GMS, Inc. (b)	62,105	1,543,309
Griffon Corp.	59,127	1,079,068
Insteel Industries, Inc.	37,939	1,454,961
Jeld-Wen Holding, Inc. (b)	148,484	3,611,131
Johnson Controls International PLC (a)	1,789,406	67,585,865
Lennox International, Inc.	72,228	16,093,121
Masco Corp.	597,451	22,685,214
Masonite International Corp. (b)	57,874	3,874,664
NCI Building Systems, Inc. (b)	83,177	1,405,691
Owens Corning	214,220	12,129,136
Patrick Industries, Inc. (b)	43,398	2,777,472
PGT, Inc. (b)	102,511	2,491,017
Quanex Building Products Corp.	68,283	1,119,841
Simpson Manufacturing Co. Ltd.	82,104	6,303,124
Tecogen, Inc. New (b)	2,274	7,027
Trex Co., Inc. (b)	113,536	9,616,499
Universal Forest Products, Inc.	122,245	4,579,298
USG Corp. (b)	164,740	7,100,294
		245,382,794
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	140,028	4,441,688
ACCO Brands Corp.	198,147	2,457,023
ADS Waste Holdings, Inc. (b)	88,843	2,370,331
Aqua Metals, Inc. (a)(b)	55,073	133,827
ARC Document Solutions, Inc. (b)	67,501	217,353
Brady Corp. Class A	100,860	4,079,787
Casella Waste Systems, Inc. Class A (b)	75,879	2,153,446
CECO Environmental Corp.	48,389	408,403
Cintas Corp.	166,096	35,439,904
Clean Harbors, Inc. (b)	97,820	6,709,474
Copart, Inc. (b)	391,866	25,200,902
Covanta Holding Corp.	268,834	4,744,920
Deluxe Corp.	99,293	5,880,131
Document Security Systems, Inc. (b)	4,956	6,096
Ennis, Inc.	45,103	983,245
Essendant, Inc.	81,308	1,173,274
Evoqua Water Technologies Corp. (a)(b)	129,946	2,518,353
Fuel Tech, Inc. (b)	51,934	61,282
Healthcare Services Group, Inc.	146,219	6,025,685
Heritage-Crystal Clean, Inc. (b)	24,833	578,609
Herman Miller, Inc.	110,582	4,235,291
HNI Corp.	80,621	3,555,386
Hudson Technologies, Inc. (a)(b)	56,393	105,455
Industrial Services of America, Inc. (b)	1,620	3,750
Interface, Inc.	108,800	2,562,240
Intersections, Inc. (a)(b)	12,865	22,256
KAR Auction Services, Inc.	260,140	16,308,177
Kimball International, Inc. Class B	67,655	1,181,933
Knoll, Inc.	98,653	2,322,292
LSC Communications, Inc.	75,405	922,203
Matthews International Corp. Class A	64,028	3,323,053
McGrath RentCorp.	45,864	2,660,112
Mobile Mini, Inc.	87,122	3,737,534
Msa Safety, Inc.	64,315	6,501,603
Multi-Color Corp.	29,677	1,832,555
NL Industries, Inc. (b)	9,391	74,189
Odyssey Marine Exploration, Inc. (a)(b)	19,370	180,528
Performant Financial Corp. (b)	31,038	75,112
Perma-Fix Environmental Services, Inc. (b)	6,937	32,951
PICO Holdings, Inc.	40,505	484,035
Pitney Bowes, Inc.	355,612	2,581,743
Quad/Graphics, Inc.	60,578	1,379,361
Quest Resource Holding Corp. (b)	2,977	6,401
R.R. Donnelley & Sons Co.	149,303	755,473
Republic Services, Inc.	436,427	32,016,285
Rollins, Inc.	202,826	12,185,786
SP Plus Corp. (b)	41,799	1,625,981
Steelcase, Inc. Class A	174,208	2,543,437
Stericycle, Inc. (b)	167,390	10,326,289
Team, Inc. (a)(b)	59,115	1,377,380
Tetra Tech, Inc.	110,597	7,719,671
The Brink's Co.	99,071	7,440,232
U.S. Ecology, Inc.	42,920	3,122,430
UniFirst Corp.	31,673	5,865,840
Viad Corp.	42,117	2,594,407
Virco Manufacturing Co.	2,682	13,276
VSE Corp.	14,696	566,972
Waste Management, Inc.	769,545	69,951,641
		317,776,993
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,390,320
Aegion Corp. (b)	60,444	1,508,682
Ameresco, Inc. Class A (b)	38,199	548,156
Argan, Inc.	31,781	1,264,884
Comfort Systems U.S.A., Inc.	69,706	4,001,124
Construction Partners, Inc. Class A	10,594	128,717
Dycom Industries, Inc. (a)(b)	59,430	4,986,771
EMCOR Group, Inc.	114,642	9,182,824
Fluor Corp.	271,131	15,565,631
Goldfield Corp.	41,171	195,562
Granite Construction, Inc.	87,105	3,978,956
Great Lakes Dredge & Dock Corp. (b)	84,939	465,041
HC2 Holdings, Inc. (b)	59,402	372,451
Ies Holdings, Inc. (b)	16,326	312,643
Jacobs Engineering Group, Inc.	231,718	16,843,581
KBR, Inc.	285,164	5,982,741
Keane Group, Inc. (b)	93,529	1,148,536
MasTec, Inc. (a)(b)	122,920	5,383,896
MYR Group, Inc. (b)	33,116	1,151,443
Northwest Pipe Co. (b)	13,547	244,659
NV5 Holdings, Inc. (b)	21,059	1,862,669
Orion Group Holdings, Inc. (b)	40,114	345,783
Primoris Services Corp.	85,135	2,133,483
Quanta Services, Inc. (b)	285,747	9,883,989
Sterling Construction Co., Inc. (b)	41,743	607,361
Tutor Perini Corp. (a)(b)	72,569	1,476,779
Valmont Industries, Inc.	47,070	6,608,628
Williams Scotsman Corp. (a)(b)	94,877	1,655,604
		108,230,914
Electrical Equipment - 0.7%
Acuity Brands, Inc.	78,436	11,988,158
Allied Motion Technologies, Inc.	12,157	593,748
American Superconductor Corp. (a)(b)	28,086	171,325
AMETEK, Inc.	449,417	34,587,132
AZZ, Inc.	51,737	2,780,864
Babcock & Wilcox Enterprises, Inc. (a)(b)	351,396	491,954
Broadwind Energy, Inc. (b)	15,938	34,745
Capstone Turbine Corp. (a)(b)	116,532	130,516
Eaton Corp. PLC	843,603	70,137,153
Emerson Electric Co.	1,217,413	93,412,099
Encore Wire Corp.	41,219	2,071,255
Energous Corp. (a)(b)	37,680	483,058
Energy Focus, Inc. (a)(b)	8,003	17,206
EnerSys	85,554	7,100,126
Enphase Energy, Inc. (a)(b)	145,162	709,842
EnSync, Inc. (b)	32,445	11,356
Espey Manufacturing & Electronics Corp.	2,015	53,901
Fortive Corp.	590,464	49,587,167
FuelCell Energy, Inc. (a)(b)	124,980	146,227
Generac Holdings, Inc. (b)	118,381	6,568,962
GrafTech International Ltd.	92,608	1,711,396
Hubbell, Inc. Class B	106,910	13,509,148
Ideal Power, Inc. (a)(b)	38,104	25,160
LSI Industries, Inc.	41,234	213,180
Ocean Power Technologies, Inc. (a)(b)	1,104	818
Orion Energy Systems, Inc. (b)	20,733	19,738
Plug Power, Inc. (a)(b)	485,070	955,588
Powell Industries, Inc.	13,455	526,763
Preformed Line Products Co.	3,783	309,071
Regal Beloit Corp.	88,822	7,434,401
Revolution Lighting Technologies, Inc. (a)(b)	12,794	34,672
Rockwell Automation, Inc.	240,440	43,510,022
Sensata Technologies, Inc. PLC (a)(b)	332,749	17,619,060
Sunrun, Inc. (a)(b)	135,686	1,780,200
Sunworks, Inc. (a)(b)	12,722	8,759
Thermon Group Holdings, Inc. (b)	61,565	1,649,942
TPI Composites, Inc. (b)	29,824	835,967
Ultralife Corp. (b)	13,410	115,997
Vicor Corp. (b)	36,584	2,284,671
Vivint Solar, Inc. (b)	47,226	247,937
		373,869,284
Industrial Conglomerates - 1.3%
3M Co.	1,148,186	242,175,391
Carlisle Companies, Inc.	118,678	15,049,557
General Electric Co.	16,832,865	217,817,273
Honeywell International, Inc.	1,442,899	229,507,515
ITT, Inc.	172,118	10,173,895
Raven Industries, Inc.	69,340	3,356,056
Roper Technologies, Inc.	199,894	59,642,373
		777,722,060
Machinery - 1.8%
Actuant Corp. Class A	125,422	3,693,678
AGCO Corp.	131,250	7,830,375
Alamo Group, Inc.	17,898	1,705,679
Albany International Corp. Class A	62,689	4,836,456
Allison Transmission Holdings, Inc.	248,055	12,318,411
Altra Industrial Motion Corp. (a)	59,112	2,308,324
American Railcar Industries, Inc.	11,797	540,539
Apergy Corp. (a)(b)	151,299	6,841,741
ARC Group Worldwide, Inc. (b)	1,450	2,755
Astec Industries, Inc.	38,170	1,856,971
Barnes Group, Inc.	99,892	6,798,650
Blue Bird Corp. (a)(b)	19,796	454,318
Briggs & Stratton Corp.	97,049	1,956,508
Cactus, Inc. (b)	76,604	2,618,325
Caterpillar, Inc.	1,154,351	160,281,636
Chart Industries, Inc. (a)(b)	59,494	4,494,772
CIRCOR International, Inc.	43,898	1,991,213
Colfax Corp. (b)	200,004	6,984,140
Columbus McKinnon Corp. (NY Shares)	35,569	1,512,750
Commercial Vehicle Group, Inc. (b)	77,079	752,291
Crane Co.	102,153	9,324,526
Cummins, Inc.	297,973	42,252,571
Deere & Co.	626,898	90,147,932
Dmc Global, Inc.	26,383	1,035,533
Donaldson Co., Inc.	259,438	13,127,563
Douglas Dynamics, Inc.	45,549	2,086,144
Dover Corp.	297,645	25,558,776
Eastern Co.	5,588	164,846
Energy Recovery, Inc. (a)(b)	61,650	597,389
EnPro Industries, Inc.	39,127	2,937,264
ESCO Technologies, Inc.	51,155	3,460,636
ExOne Co. (a)(b)	13,829	122,110
Federal Signal Corp.	119,603	3,113,266
Flowserve Corp.	256,637	13,375,920
Franklin Electric Co., Inc.	78,635	3,845,252
FreightCar America, Inc.	19,411	328,240
Gardner Denver Holdings, Inc. (b)	133,892	3,743,620
Gates Industrial Corp. PLC (b)	113,859	2,075,650
Gencor Industries, Inc. (b)	2,773	35,772
Global Brass & Copper Holdings, Inc.	40,805	1,573,033
Gorman-Rupp Co.	39,337	1,442,094
Graco, Inc.	320,025	15,044,375
Graham Corp.	13,997	389,257
Greenbrier Companies, Inc. (a)	53,689	3,113,962
Harsco Corp. (b)	164,375	4,643,594
Hillenbrand, Inc.	122,624	6,272,218
Hurco Companies, Inc.	7,331	314,500
Hyster-Yale Materials Handling Class A	17,565	1,083,761
IDEX Corp.	156,102	23,916,387
Illinois Tool Works, Inc.	588,618	81,747,268
Ingersoll-Rand PLC	478,155	48,432,320
Jason Industries, Inc. (b)	13,118	36,337
John Bean Technologies Corp.	63,649	7,529,677
Kadant, Inc.	21,551	2,177,729
Kennametal, Inc.	154,088	6,292,954
L.B. Foster Co. Class A (b)	14,781	336,268
Lincoln Electric Holdings, Inc.	119,307	11,233,947
Lindsay Corp.	21,677	2,076,006
LiqTech International, Inc. (b)	29,487	37,448
Lydall, Inc. (b)	35,107	1,502,580
Manitex International, Inc. (b)	22,611	239,224
Manitowoc Co., Inc. (b)	77,458	1,796,251
Meritor, Inc. (b)	165,960	3,594,694
Middleby Corp. (a)(b)	106,607	12,957,015
Milacron Holdings Corp. (b)	108,228	2,294,434
Miller Industries, Inc.	17,053	491,126
Mueller Industries, Inc.	105,921	3,386,294
Mueller Water Products, Inc. Class A	293,253	3,392,937
Navistar International Corp. New (b)	135,078	5,885,348
NN, Inc.	52,533	1,050,660
Nordson Corp.	100,267	13,939,118
Omega Flex, Inc.	9,376	832,120
Oshkosh Corp.	140,191	9,849,820
PACCAR, Inc.	679,547	46,494,606
Park-Ohio Holdings Corp.	14,422	597,792
Parker Hannifin Corp.	253,685	44,547,086
Pentair PLC (a)	305,732	13,293,227
ProPetro Holding Corp. (a)(b)	135,286	2,059,053
Proto Labs, Inc. (b)	50,933	7,917,535
RBC Bearings, Inc. (b)	45,770	6,856,804
Rexnord Corp. (b)	212,340	6,164,230
Snap-On, Inc.	109,115	19,289,350
Spartan Motors, Inc.	58,691	848,085
SPX Corp. (b)	82,686	2,810,497
SPX Flow, Inc. (b)	81,195	3,892,488
Standex International Corp.	25,325	2,732,568
Stanley Black & Decker, Inc.	297,054	41,744,999
Sun Hydraulics Corp.	54,328	2,734,872
Tennant Co.	37,244	2,851,028
Terex Corp.	134,325	5,205,094
The L.S. Starrett Co. Class A	4,836	30,950
Timken Co.	132,173	6,430,216
Titan International, Inc.	99,148	741,627
Toro Co.	202,538	12,312,285
TriMas Corp. (b)	87,891	2,698,254
Trinity Industries, Inc.	282,304	10,117,775
Twin Disc, Inc. (b)	12,776	326,427
Wabash National Corp.	128,198	2,338,332
WABCO Holdings, Inc. (b)	97,717	12,027,008
Wabtec Corp. (a)	164,993	17,872,042
Watts Water Technologies, Inc. Class A	51,551	4,250,380
Woodward, Inc.	106,719	8,597,283
Xerium Technologies, Inc. (b)	24,055	323,299
Xylem, Inc.	346,859	26,330,067
		1,040,452,557
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	30,037	412,408
Kirby Corp. (b)	104,255	9,101,462
Matson, Inc.	77,859	2,908,812
		12,422,682
Professional Services - 0.5%
Acacia Research Corp. (b)	85,808	334,651
Asgn, Inc. (b)	102,509	9,491,308
Barrett Business Services, Inc.	14,280	1,071,428
BG Staffing, Inc.	15,034	366,228
CBIZ, Inc. (b)	102,613	2,452,451
CoStar Group, Inc. (b)	70,825	31,315,982
CRA International, Inc.	15,589	891,067
Dun & Bradstreet Corp.	69,069	9,871,341
Equifax, Inc.	231,868	31,063,356
Exponent, Inc.	105,908	5,544,284
Forrester Research, Inc.	19,263	947,740
Franklin Covey Co. (b)	21,149	541,414
FTI Consulting, Inc. (b)	72,107	5,495,996
GP Strategies Corp. (b)	24,233	461,639
Heidrick & Struggles International, Inc.	35,167	1,554,381
Hudson Global, Inc. (b)	13,947	24,128
Huron Consulting Group, Inc. (b)	44,292	2,192,454
ICF International, Inc.	39,140	3,195,781
IHS Markit Ltd. (b)	692,751	38,101,305
InnerWorkings, Inc. (b)	93,417	730,521
Insperity, Inc.	75,823	9,087,387
Kelly Services, Inc. Class A (non-vtg.)	58,614	1,477,659
Kforce, Inc.	47,957	2,016,592
Korn/Ferry International	104,534	7,017,367
Manpower, Inc.	124,187	11,640,048
Marathon Patent Group, Inc. (a)(b)	2,210	2,166
Mastech Digital, Inc. (b)	746	7,833
MISTRAS Group, Inc. (b)	29,557	674,195
Navigant Consulting, Inc.	88,402	2,111,924
Nielsen Holdings PLC	643,338	16,726,788
RCM Technologies, Inc.	9,908	48,549
Reis, Inc.	9,166	211,276
Resources Connection, Inc.	51,824	857,687
Robert Half International, Inc.	239,490	18,723,328
TransUnion Holding Co., Inc.	293,200	22,077,960
TriNet Group, Inc. (b)	78,552	4,640,067
TrueBlue, Inc. (b)	75,110	2,200,723
Verisk Analytics, Inc. (b)	297,961	35,484,175
Volt Information Sciences, Inc. (b)	6,248	21,868
WageWorks, Inc. (a)(b)	80,292	4,295,622
Willdan Group, Inc. (a)(b)	10,974	344,254
		285,314,923
Road & Rail - 1.0%
AMERCO	13,656	5,119,498
ArcBest Corp.	51,704	2,486,962
Avis Budget Group, Inc. (b)	136,725	4,253,515
Covenant Transport Group, Inc. Class A (b)	19,818	591,964
CSX Corp.	1,690,565	125,372,300
Daseke, Inc. (b)	99,388	893,498
Genesee & Wyoming, Inc. Class A (b)	114,611	10,073,161
Heartland Express, Inc.	106,928	2,186,678
J.B. Hunt Transport Services, Inc.	163,958	19,797,929
Kansas City Southern	196,910	22,833,684
Knight-Swift Transportation Holdings, Inc. Class A	245,159	8,367,277
Landstar System, Inc.	82,670	9,573,186
Marten Transport Ltd.	73,518	1,621,072
Norfolk Southern Corp.	547,449	95,168,534
Old Dominion Freight Lines, Inc.	133,852	20,399,045
P.A.M. Transportation Services, Inc. (b)	3,193	186,056
Patriot Transportation Holding, Inc. (b)	1,280	25,971
Roadrunner Transportation Systems, Inc. (b)	43,638	56,729
Ryder System, Inc.	101,736	7,817,394
Saia, Inc. (b)	54,211	4,296,222
Schneider National, Inc. Class B	73,442	1,986,606
U.S.A. Truck, Inc. (b)	13,000	284,830
Union Pacific Corp.	1,498,104	225,644,424
Universal Logistics Holdings, Inc.	19,202	702,793
Werner Enterprises, Inc. (a)	93,918	3,479,662
YRC Worldwide, Inc. (b)	47,961	458,987
		573,677,977
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (b)	688	11,799
Air Lease Corp. Class A	196,588	9,084,331
Aircastle Ltd.	114,719	2,399,921
Applied Industrial Technologies, Inc.	73,619	5,672,344
Beacon Roofing Supply, Inc. (b)	133,931	4,966,161
BlueLinx Corp. (a)(b)	15,461	555,514
BMC Stock Holdings, Inc. (b)	114,770	2,582,325
CAI International, Inc. (b)	29,270	789,997
DXP Enterprises, Inc. (b)	35,307	1,620,238
EnviroStar, Inc.	2,922	138,065
Fastenal Co.	550,441	32,123,737
GATX Corp.	72,462	6,119,416
General Finance Corp. (b)	24,408	333,169
H&E Equipment Services, Inc.	57,616	2,005,613
HD Supply Holdings, Inc. (b)	361,647	16,487,487
Herc Holdings, Inc. (b)	53,715	2,824,335
Houston Wire & Cable Co. (b)	17,990	147,518
Huttig Building Products, Inc. (a)(b)	22,831	118,265
Kaman Corp.	55,700	3,632,197
Lawson Products, Inc. (b)	6,300	212,310
MRC Global, Inc. (b)	173,407	3,573,918
MSC Industrial Direct Co., Inc. Class A	88,439	7,559,766
Nexeo Solutions, Inc. (b)	103,751	1,038,548
Now, Inc. (a)(b)	223,998	3,850,526
Rush Enterprises, Inc. Class A	66,284	2,847,561
SiteOne Landscape Supply, Inc. (a)(b)	75,950	6,863,602
Systemax, Inc.	25,488	930,312
Titan Machinery, Inc. (b)	39,035	704,972
Transcat, Inc. (b)	1,764	42,953
Triton International Ltd.	90,645	3,424,568
United Rentals, Inc. (b)	161,067	25,105,513
Univar, Inc. (b)	216,684	6,028,149
Veritiv Corp. (b)	20,555	981,501
W.W. Grainger, Inc.	99,004	35,054,346
Watsco, Inc.	63,561	11,122,539
WESCO International, Inc. (b)	89,453	5,470,051
Willis Lease Finance Corp. (b)	3,680	126,150
		206,549,717
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	155,741	7,326,057

TOTAL INDUSTRIALS		5,958,058,160

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,700,667
Aerohive Networks, Inc. (b)	130,171	549,322
Applied Optoelectronics, Inc. (a)(b)	37,490	1,550,586
Arista Networks, Inc. (b)	92,276	27,588,678
Arris International PLC (b)	342,940	8,885,575
Aviat Networks, Inc. (b)	5,550	98,790
Bank Technologies, Inc.	9,436	35,857
Black Box Corp. (a)(b)	16,753	20,941
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	4,525
CalAmp Corp. (b)	63,415	1,490,253
Calix Networks, Inc. (b)	78,308	610,802
Carvana Co. Class A (a)(b)	64,380	4,167,961
Ciena Corp. (b)	279,723	8,833,652
Cisco Systems, Inc.	9,094,558	434,447,036
Clearfield, Inc. (a)(b)	16,017	218,632
CommScope Holding Co., Inc. (b)	384,070	12,171,178
Communications Systems, Inc.	4,311	14,744
Comtech Telecommunications Corp.	47,745	1,711,658
Dasan Zhone Solutions, Inc. (b)	1,172	12,704
Digi International, Inc. (b)	40,102	539,372
EchoStar Holding Corp. Class A (b)	101,657	4,879,536
EMCORE Corp. (b)	50,451	244,687
Extreme Networks, Inc. (b)	245,320	1,538,156
F5 Networks, Inc. (b)	116,728	22,075,599
Finisar Corp. (a)(b)	225,637	4,602,995
Harmonic, Inc. (b)	151,876	827,724
Infinera Corp. (b)	292,195	2,615,145
InterDigital, Inc.	69,625	5,751,025
Juniper Networks, Inc.	666,051	18,935,830
KVH Industries, Inc. (b)	23,641	294,330
Lantronix, Inc. (b)	71	378
Lumentum Holdings, Inc. (a)(b)	121,030	8,217,937
Motorola Solutions, Inc.	316,034	40,566,124
NETGEAR, Inc. (b)	61,250	4,339,563
NetScout Systems, Inc. (a)(b)	166,854	4,171,350
Network-1 Security Solutions, Inc.	21,477	62,283
Oclaro, Inc. (b)	327,153	3,121,040
Optical Cable Corp. (b)	564	2,171
Palo Alto Networks, Inc. (b)	177,269	40,975,729
PC-Tel, Inc.	11,999	52,076
Plantronics, Inc.	61,152	4,110,637
Quantenna Communications, Inc. (b)	45,324	828,069
Resonant, Inc. (a)(b)	33,716	179,032
Sonus Networks, Inc. (b)	96,218	665,829
Tessco Technologies, Inc.	8,837	157,740
Ubiquiti Networks, Inc. (a)	44,626	4,003,398
ViaSat, Inc. (a)(b)	110,840	6,962,969
Viavi Solutions, Inc. (b)	430,589	4,822,597
Westell Technologies, Inc. Class A (b)	18,994	54,513
		689,711,395
Electronic Equipment & Components - 0.9%
ADT, Inc. (a)	248,071	2,220,235
Akoustis Technologies, Inc. (a)(b)	16,654	138,894
Amphenol Corp. Class A	579,462	54,805,516
Anixter International, Inc. (b)	56,429	4,068,531
Applied DNA Sciences, Inc. (a)(b)	18,968	23,141
Arrow Electronics, Inc. (b)	170,045	13,183,589
Avnet, Inc.	233,063	11,280,249
AVX Corp.	141,087	2,983,990
Badger Meter, Inc.	71,423	3,924,694
Bel Fuse, Inc. Class B (non-vtg.)	13,939	399,352
Belden, Inc. (a)	76,472	5,561,044
Benchmark Electronics, Inc.	106,802	2,760,832
Cardtronics PLC (b)	88,314	3,098,938
Casa Systems, Inc. (a)(b)	32,499	477,410
CDW Corp.	293,645	25,711,556
ClearSign Combustion Corp. (a)(b)	37,840	77,572
Cognex Corp.	334,381	17,989,698
Coherent, Inc. (b)	47,244	9,004,706
Control4 Corp. (b)	35,202	1,140,897
Corning, Inc.	1,602,127	53,687,276
CTS Corp.	68,145	2,517,958
CUI Global, Inc. (b)	26,608	60,134
Daktronics, Inc.	62,775	509,105
Dell Technologies, Inc. (b)	384,908	37,016,602
Dolby Laboratories, Inc. Class A	126,838	8,902,759
DPW Holdings, Inc. (a)(b)	36,717	17,995
Echelon Corp. (b)	3,219	27,201
Electro Scientific Industries, Inc. (a)(b)	77,933	1,710,629
eMagin Corp. (a)(b)	5,084	7,372
ePlus, Inc. (b)	25,477	2,640,691
Fabrinet	71,377	3,416,817
FARO Technologies, Inc. (b)	33,227	2,266,081
Fitbit, Inc. (a)(b)	329,669	1,984,607
FLIR Systems, Inc.	264,525	16,596,299
Frequency Electronics, Inc. (b)	2,550	21,165
I. D. Systems Inc. (b)	6,071	39,097
Identiv, Inc. (b)	13,618	82,661
IEC Electronics Corp. (b)	4,622	25,375
II-VI, Inc. (a)(b)	108,470	5,396,383
Insight Enterprises, Inc. (b)	74,803	4,124,637
Intellicheck, Inc. (b)	545	1,183
IPG Photonics Corp. (b)	71,680	12,578,406
Iteris, Inc. (b)	32,677	168,287
Itron, Inc. (b)	68,955	4,578,612
Jabil, Inc.	329,280	9,733,517
KEMET Corp. (b)	90,175	2,330,122
KEY Tronic Corp. (b)	6,483	51,864
Keysight Technologies, Inc. (b)	362,522	23,524,053
Kimball Electronics, Inc. (b)	32,297	639,481
Knowles Corp. (b)	178,238	3,231,455
LightPath Technologies, Inc. Class A (b)	376	805
Littelfuse, Inc.	48,352	10,809,573
LRAD Corp. (b)	56,581	172,006
Luna Innovations, Inc. (b)	1,444	5,372
Maxwell Technologies, Inc. (a)(b)	69,108	246,716
Mesa Laboratories, Inc.	6,988	1,402,841
Methode Electronics, Inc. Class A	72,142	2,860,430
MicroVision, Inc. (a)(b)	117,860	126,110
MTS Systems Corp.	33,405	1,807,211
Napco Security Technolgies, Inc. (b)	19,961	301,411
National Instruments Corp.	222,128	10,606,612
Neonode, Inc. (a)(b)	33,197	10,125
NetList, Inc. (a)(b)	104,599	12,207
Novanta, Inc. (b)	62,772	4,808,335
OSI Systems, Inc. (b)	33,928	2,642,652
Par Technology Corp. (b)	16,979	436,021
Park Electrochemical Corp.	39,479	844,061
PC Connection, Inc.	26,383	1,047,405
PC Mall, Inc. (b)	13,245	301,986
Perceptron, Inc. (b)	13,154	142,326
Plexus Corp. (b)	72,969	4,618,208
RadiSys Corp. (b)	34,231	54,427
Research Frontiers, Inc. (a)(b)	16,855	19,383
RF Industries Ltd.	10,801	127,452
Richardson Electronics Ltd.	23,707	214,074
Rogers Corp. (b)	37,812	5,220,703
Sanmina Corp. (b)	138,110	4,253,788
ScanSource, Inc. (b)	47,085	1,914,005
SYNNEX Corp.	54,859	5,319,677
TE Connectivity Ltd.	675,804	61,957,711
Tech Data Corp. (b)	69,796	5,077,659
Trimble, Inc. (b)	484,457	20,395,640
TTM Technologies, Inc. (a)(b)	178,081	3,330,115
Vishay Intertechnology, Inc.	264,352	6,291,578
Vishay Precision Group, Inc. (b)	24,989	1,082,024
Wayside Technology Group, Inc.	1,232	14,784
Wireless Telecom Group, Inc. (b)	11,200	21,280
Zebra Technologies Corp. Class A (b)	102,395	17,585,317
		532,820,698
Internet Software & Services - 4.7%
2U, Inc. (a)(b)	111,967	10,005,371
Akamai Technologies, Inc. (b)	326,630	24,542,978
Alarm.com Holdings, Inc. (a)(b)	54,404	3,062,401
Alphabet, Inc.:
Class A (b)	572,930	705,735,174
Class C (b)	592,503	721,781,230
Amber Road, Inc. (b)	55,819	487,300
ANGI Homeservices, Inc. Class A (a)(b)	114,757	2,485,637
AppFolio, Inc. (b)	24,746	2,113,308
Apptio, Inc. Class A (b)	64,694	2,510,127
Autoweb, Inc. (b)	9,434	32,642
Benefitfocus, Inc. (a)(b)	50,661	2,234,150
BlackLine, Inc. (b)	72,946	3,848,631
Box, Inc. Class A (b)	239,503	5,882,194
Brightcove, Inc. (b)	59,246	485,817
BroadVision, Inc. (b)	490	882
Carbonite, Inc. (b)	65,049	2,702,786
Care.com, Inc. (b)	25,585	497,117
CarGurus, Inc. Class A (a)	26,157	1,290,063
ChannelAdvisor Corp. (b)	44,036	574,670
Cision Ltd. (b)	115,349	2,088,970
Cloudera, Inc. (b)	163,925	2,460,514
Cornerstone OnDemand, Inc. (b)	104,237	5,895,645
Coupa Software, Inc. (b)	54,059	3,876,571
Determine, Inc. (b)	552	450
DHI Group, Inc. (b)	141,360	303,924
DocuSign, Inc. (a)	43,593	2,721,947
Dropbox, Inc. Class A (a)(b)	90,419	2,427,750
eBay, Inc. (b)	1,793,865	62,085,668
eGain Communications Corp. (b)	36,778	525,925
Endurance International Group Holdings, Inc. (b)	144,299	1,392,485
Envestnet, Inc. (b)	94,260	5,957,232
Etsy, Inc. (b)	212,798	10,361,135
Facebook, Inc. Class A (b)	4,643,624	816,024,046
Five9, Inc. (b)	103,789	4,987,061
Fusion Connect, Inc. (a)(b)	36,836	136,293
GlowPoint, Inc. (b)	18,770	3,322
GoDaddy, Inc. (b)	320,456	26,104,346
Gogo, Inc. (a)(b)	109,584	492,032
GrubHub, Inc. (a)(b)	172,597	24,872,954
GTT Communications, Inc. (a)(b)	72,527	3,122,287
Hortonworks, Inc. (b)	136,805	3,053,488
IAC/InterActiveCorp (b)	149,632	29,507,430
Instructure, Inc. (b)	66,082	2,706,058
Internap Network Services Corp. (b)	24,920	334,426
Inuvo, Inc. (b)	9,640	6,170
iPass, Inc. (a)(b)	3,366	6,732
j2 Global, Inc.	91,978	7,594,623
Leaf Group Ltd. (b)	21,524	237,840
Limelight Networks, Inc. (b)	254,165	1,288,617
Liquidity Services, Inc. (b)	37,923	273,046
LivePerson, Inc. (b)	121,653	3,272,466
LogMeIn, Inc.	98,288	8,447,854
Marchex, Inc. Class B	28,685	82,613
Marin Software, Inc. (a)(b)	1,425	4,774
Match Group, Inc. (a)(b)	124,151	6,213,758
MeetMe, Inc. (b)	126,880	647,088
MINDBODY, Inc. (a)(b)	64,397	2,389,129
MongoDB, Inc. Class A (a)	49,623	3,570,871
New Relic, Inc. (b)	84,195	8,651,878
Nutanix, Inc. Class A (b)	135,969	7,657,774
Okta, Inc. (b)	141,250	8,733,488
Pandora Media, Inc. (a)(b)	482,271	4,456,184
Q2 Holdings, Inc. (b)	67,613	4,212,290
QuinStreet, Inc. (b)	78,551	1,191,619
Qumu Corp. (b)	6,017	14,621
Quotient Technology, Inc. (b)	150,934	2,256,463
Remark Holdings, Inc. (a)(b)	33,979	119,606
SecureWorks Corp. (a)(b)	18,872	251,186
ShotSpotter, Inc. (a)(b)	8,210	468,298
Shutterstock, Inc.	36,454	2,006,428
SPS Commerce, Inc. (b)	36,537	3,590,491
Stamps.com, Inc. (b)	32,276	8,018,972
Support.com, Inc. (b)	39,218	108,242
Synacor, Inc. (b)	20,037	38,571
TechTarget, Inc. (b)	34,602	830,102
Telaria, Inc. (b)	40,833	167,824
The Trade Desk, Inc. (a)(b)	44,565	6,322,882
Travelzoo, Inc. (b)	5,383	66,749
TrueCar, Inc. (a)(b)	174,422	2,243,067
Twilio, Inc. Class A (b)	148,233	11,956,474
Twitter, Inc. (b)	1,262,666	44,420,590
VeriSign, Inc. (b)	187,785	29,784,579
Veritone, Inc. (b)	20,237	211,274
Web.com Group, Inc. (b)	88,964	2,486,544
XO Group, Inc. (b)	59,336	1,783,640
Yelp, Inc. (b)	147,397	6,945,347
Yext, Inc. (a)(b)	125,704	3,125,001
Zillow Group, Inc.:
Class A (b)	91,547	4,403,411
Class C (a)(b)	229,161	11,148,683
		2,713,422,296
IT Services - 4.4%
Accenture PLC Class A	1,243,715	210,274,895
Acxiom Corp. (b)	148,845	6,800,728
Alliance Data Systems Corp.	93,145	22,222,534
Automatic Data Processing, Inc.	851,797	125,001,210
Booz Allen Hamilton Holding Corp. Class A	279,997	14,324,647
Broadridge Financial Solutions, Inc.	225,825	30,517,991
CACI International, Inc. Class A (b)	49,436	9,640,020
Cass Information Systems, Inc.	18,117	1,295,909
Cognizant Technology Solutions Corp. Class A	1,135,612	89,066,049
Computer Task Group, Inc. (b)	11,646	68,013
Conduent, Inc. (b)	388,026	8,994,443
Convergys Corp.	187,983	4,648,820
CoreLogic, Inc. (b)	158,956	8,081,323
CSG Systems International, Inc.	69,253	2,586,600
CSP, Inc.	3,696	48,898
DXC Technology Co.	548,783	49,988,643
Edgewater Technology, Inc. (b)	2,875	13,656
EPAM Systems, Inc. (b)	99,263	14,187,661
Euronet Worldwide, Inc. (b)	99,267	9,708,313
Everi Holdings, Inc. (b)	133,235	1,155,147
EVERTEC, Inc.	119,642	2,877,390
ExlService Holdings, Inc. (b)	67,145	4,302,652
Fidelity National Information Services, Inc.	643,459	69,602,960
First Data Corp. Class A (b)	1,073,625	27,613,635
Fiserv, Inc. (b)	793,220	63,513,125
FleetCor Technologies, Inc. (b)	171,972	36,757,295
Gartner, Inc. (a)(b)	176,404	26,418,263
Genpact Ltd.	302,672	9,273,870
Global Payments, Inc.	307,486	38,306,606
Hackett Group, Inc.	51,835	1,061,062
IBM Corp.	1,653,732	242,238,663
Information Services Group, Inc. (b)	18,000	89,100
Innodata, Inc. (b)	14,010	20,315
Jack Henry & Associates, Inc.	152,467	24,156,871
Leidos Holdings, Inc.	274,684	19,439,387
ManTech International Corp. Class A	56,813	3,767,838
MasterCard, Inc. Class A	1,774,601	382,532,992
Maximus, Inc.	130,433	8,673,795
ModusLink Global Solutions, Inc. (b)	31,030	67,956
MoneyGram International, Inc. (b)	66,937	435,760
NIC, Inc.	134,488	2,259,398
Paychex, Inc.	615,344	45,073,948
PayPal Holdings, Inc. (b)	2,157,400	199,192,742
Perficient, Inc. (b)	66,954	1,923,588
Perspecta, Inc.	269,702	6,273,269
PFSweb, Inc. (b)	26,075	224,506
Presidio, Inc. (a)	95,619	1,445,759
PRG-Schultz International, Inc. (b)	36,569	349,234
Sabre Corp.	484,272	12,644,342
Science Applications International Corp.	82,023	7,400,115
ServiceSource International, Inc. (b)	116,353	371,166
Square, Inc. (b)	558,892	49,540,187
StarTek, Inc. (a)(b)	15,709	95,197
Sykes Enterprises, Inc. (b)	77,094	2,331,323
Syntel, Inc. (b)	71,654	2,919,184
Teradata Corp. (b)	229,463	9,515,831
The Western Union Co.	887,614	16,793,657
Total System Services, Inc.	319,353	31,021,950
Travelport Worldwide Ltd.	241,707	4,488,499
Ttec Holdings, Inc.	33,151	868,556
Unisys Corp. (a)(b)	94,015	1,748,679
Virtusa Corp. (b)	54,223	3,159,032
Visa, Inc. Class A	3,452,122	507,082,201
WEX, Inc. (b)	76,928	14,633,244
WidePoint Corp. (b)	71,654	36,902
Worldpay, Inc. (b)	573,890	55,891,147
		2,547,058,691
Semiconductors & Semiconductor Equipment - 3.7%
Acacia Communications, Inc. (a)(b)	39,295	1,602,057
Adesto Technologies Corp. (a)(b)	45,484	275,178
Advanced Energy Industries, Inc. (b)	78,974	4,705,271
Advanced Micro Devices, Inc. (a)(b)	1,592,826	40,091,430
AEHR Test Systems (b)	18,931	47,895
Alpha & Omega Semiconductor Ltd. (b)	39,883	566,737
Amkor Technology, Inc. (b)	266,466	2,326,248
Amtech Systems, Inc. (b)	13,719	75,317
Analog Devices, Inc.	713,961	70,575,045
Applied Materials, Inc.	1,942,854	83,581,579
Aquantia Corp. (b)	25,937	327,844
Axcelis Technologies, Inc. (b)	55,214	1,115,323
AXT, Inc. (a)(b)	68,422	540,534
Broadcom, Inc.	777,449	170,284,654
Brooks Automation, Inc.	142,458	5,614,270
Cabot Microelectronics Corp.	49,260	5,553,080
Ceva, Inc. (b)	44,635	1,365,831
Cirrus Logic, Inc. (b)	115,056	5,056,711
Cohu, Inc.	72,404	1,910,018
Cree, Inc. (a)(b)	190,377	9,159,037
CVD Equipment Corp. (a)(b)	24,298	156,722
CyberOptics Corp. (b)	9,251	206,297
Cypress Semiconductor Corp.	702,153	12,084,053
Diodes, Inc. (b)	80,058	3,035,799
DSP Group, Inc. (b)	64,723	831,691
Entegris, Inc.	292,500	9,915,750
First Solar, Inc. (b)	156,704	8,161,144
FormFactor, Inc. (b)	153,604	2,373,182
GSI Technology, Inc. (b)	18,344	128,591
Ichor Holdings Ltd. (a)(b)	54,823	1,421,560
Impinj, Inc. (a)(b)	40,581	871,680
Inphi Corp. (a)(b)	81,649	3,026,728
Integrated Device Technology, Inc. (b)	253,049	10,752,052
Intel Corp.	9,020,847	436,879,620
Intermolecular, Inc. (b)	6,975	9,416
Intest Corp. (b)	2,175	19,031
KLA-Tencor Corp.	301,014	34,980,837
Kopin Corp. (a)(b)	88,411	205,114
Kulicke & Soffa Industries, Inc.	141,853	3,658,389
Lam Research Corp. (a)	315,956	54,688,824
Lattice Semiconductor Corp. (b)	269,339	2,205,886
MACOM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,836,716
Marvell Technology Group Ltd.	1,120,454	23,170,989
Maxim Integrated Products, Inc.	536,291	32,429,517
MaxLinear, Inc. Class A (b)	115,923	2,234,995
Microchip Technology, Inc. (a)	452,919	38,964,622
Micron Technology, Inc. (b)	2,240,035	117,646,638
MKS Instruments, Inc.	107,238	9,962,410
Monolithic Power Systems, Inc.	76,797	11,509,566
MoSys, Inc. (a)(b)	6,042	5,075
Nanometrics, Inc. (b)	47,602	2,085,444
NeoPhotonics Corp. (a)(b)	75,400	662,766
NVE Corp.	8,841	1,005,045
NVIDIA Corp.	1,174,599	329,686,447
ON Semiconductor Corp. (b)	814,755	17,386,872
PDF Solutions, Inc. (a)(b)	47,788	416,711
Photronics, Inc. (b)	134,263	1,436,614
Pixelworks, Inc. (b)	39,177	215,865
Power Integrations, Inc.	60,434	4,432,834
Qorvo, Inc. (b)	246,045	19,705,744
Qualcomm, Inc.	2,868,007	197,060,761
QuickLogic Corp. (b)	142,208	155,007
Rambus, Inc. (b)	201,505	2,462,391
Rubicon Technology, Inc. (a)(b)	2,504	22,887
Rudolph Technologies, Inc. (b)	69,669	1,936,798
Semtech Corp. (b)	131,349	7,848,103
Silicon Laboratories, Inc. (b)	83,053	8,139,194
Skyworks Solutions, Inc.	352,497	32,182,976
SMART Global Holdings, Inc. (a)(b)	13,359	440,713
SolarEdge Technologies, Inc. (a)(b)	72,575	3,479,971
SunPower Corp. (a)(b)	126,150	847,728
Synaptics, Inc. (a)(b)	66,113	3,190,613
Teradyne, Inc.	368,760	15,189,224
Texas Instruments, Inc.	1,891,141	212,564,248
Ultra Clean Holdings, Inc. (b)	73,387	1,119,886
Universal Display Corp.	81,004	9,914,890
Veeco Instruments, Inc. (b)	86,705	1,040,460
Versum Materials, Inc.	215,014	8,555,407
Xcerra Corp. (b)	98,441	1,425,426
Xilinx, Inc.	492,485	38,330,108
Xperi Corp.	106,934	1,678,864
		2,152,766,950
Software - 6.2%
8x8, Inc. (b)	182,283	4,137,824
A10 Networks, Inc. (b)	73,118	509,632
ACI Worldwide, Inc. (b)	221,607	6,295,855
Activision Blizzard, Inc.	1,476,345	106,444,475
Adobe Systems, Inc. (b)	951,220	250,655,982
Agilysys, Inc. (b)	38,149	613,054
Altair Engineering, Inc. Class A (b)	55,360	2,312,387
American Software, Inc. Class A	55,166	991,885
ANSYS, Inc. (b)	160,570	29,862,809
Appian Corp. Class A (a)(b)	28,310	988,868
Aspen Technology, Inc. (b)	138,035	15,923,718
Asure Software, Inc. (a)(b)	21,771	327,218
Autodesk, Inc. (b)	424,479	65,518,334
Avaya Holdings Corp. (a)(b)	205,720	4,805,619
Black Knight, Inc. (b)	277,685	14,828,379
Blackbaud, Inc.	92,635	9,686,842
Bottomline Technologies, Inc. (b)	77,450	5,109,377
BSQUARE Corp. (b)	11,182	25,719
CA Technologies, Inc.	596,078	26,108,216
Cadence Design Systems, Inc. (b)	550,839	25,911,467
Cardlytics, Inc. (b)	6,642	135,430
CDK Global, Inc.	240,055	14,960,228
Ceridian HCM Holding, Inc. (a)	51,932	1,999,382
Citrix Systems, Inc. (b)	244,801	27,912,210
CommVault Systems, Inc. (b)	82,577	5,751,488
Datawatch Corp. (b)	9,730	124,058
Digimarc Corp. (a)(b)	18,523	547,355
Digital Turbine, Inc. (a)(b)	70,030	98,042
Ebix, Inc.	42,676	3,399,143
Electronic Arts, Inc. (b)	590,942	67,018,732
Ellie Mae, Inc. (a)(b)	64,487	6,794,995
Everbridge, Inc. (a)(b)	38,591	2,323,564
Evolving Systems, Inc. (b)	4,973	11,314
Fair Isaac Corp. (b)	56,483	13,046,443
FireEye, Inc. (a)(b)	363,888	6,040,541
Forescout Technologies, Inc. (b)	43,159	1,556,745
Fortinet, Inc. (b)	278,231	23,304,629
Glu Mobile, Inc. (b)	218,018	1,678,739
GSE Systems, Inc. (b)	388	1,300
Guidewire Software, Inc. (b)	152,826	15,369,711
HubSpot, Inc. (b)	68,398	9,828,793
Imperva, Inc. (b)	59,629	2,811,507
Inseego Corp. (a)(b)	63,245	197,957
Intuit, Inc.	471,413	103,461,011
Manhattan Associates, Inc. (a)(b)	127,067	7,368,615
Microsoft Corp.	14,869,167	1,670,253,529
MicroStrategy, Inc. Class A (b)	21,282	3,171,018
Mitek Systems, Inc. (b)	57,485	416,766
MobileIron, Inc. (b)	99,040	485,296
Model N, Inc. (b)	64,636	1,098,812
Monotype Imaging Holdings, Inc.	83,936	1,729,082
NetSol Technologies, Inc. (b)	10,165	59,974
Nuance Communications, Inc. (b)	537,866	8,777,973
NXT-ID, Inc. (a)(b)	33,283	56,914
Onespan, Inc. (b)	63,694	1,194,263
Oracle Corp.	5,764,947	280,061,125
Parametric Technology Corp. (b)	224,773	22,463,814
Park City Group, Inc. (a)(b)	18,083	152,801
Paycom Software, Inc. (a)(b)	94,455	14,651,860
Paylocity Holding Corp. (b)	55,889	4,439,822
Pegasystems, Inc.	69,658	4,437,215
Pivotal Software, Inc. (a)	79,408	2,203,572
Pluralsight, Inc. (a)	49,679	1,697,531
Progress Software Corp.	91,795	3,757,169
Proofpoint, Inc. (b)	99,373	11,790,606
PROS Holdings, Inc. (a)(b)	75,391	2,780,420
QAD, Inc.:
Class A	14,722	892,889
Class B	4,298	203,940
Qualys, Inc. (b)	66,160	6,023,868
Rapid7, Inc. (b)	86,538	3,301,425
RealNetworks, Inc. (b)	28,670	91,744
RealPage, Inc. (b)	136,146	8,495,510
Red Hat, Inc. (b)	340,018	50,230,859
Red Violet, Inc. (b)	9,876	76,539
RingCentral, Inc. (b)	129,020	12,018,213
Rosetta Stone, Inc. (b)	22,826	360,651
SailPoint Technologies Holding, Inc. (b)	124,457	3,849,455
Salesforce.com, Inc. (b)	1,363,125	208,121,925
SeaChange International, Inc. (b)	36,866	60,829
SendGrid, Inc. (b)	25,907	939,647
ServiceNow, Inc. (b)	341,271	67,011,974
SITO Mobile Ltd. (a)(b)	17,979	35,778
Smartsheet, Inc.	37,005	1,100,159
Smith Micro Software, Inc. (a)(b)	10,363	25,700
Snap, Inc. Class A (a)(b)	491,455	5,356,860
Sonic Foundry, Inc. (b)	155	268
Splunk, Inc. (b)	281,082	36,020,658
SS&C Technologies Holdings, Inc.	400,275	23,752,319
Symantec Corp.	1,194,934	24,089,869
Synopsys, Inc. (b)	291,260	29,749,296
Tableau Software, Inc. (b)	133,932	14,981,634
Take-Two Interactive Software, Inc. (b)	219,196	29,275,818
TeleNav, Inc. (b)	46,856	262,394
The Rubicon Project, Inc. (b)	59,339	236,169
TiVo Corp.	242,388	3,308,596
Tyler Technologies, Inc. (b)	68,284	16,862,734
Ultimate Software Group, Inc. (a)(b)	57,044	17,664,815
Upland Software, Inc. (b)	28,805	1,072,122
Varonis Systems, Inc. (b)	39,520	2,920,528
Verint Systems, Inc. (b)	134,744	6,541,821
VirnetX Holding Corp. (a)(b)	93,723	313,972
VMware, Inc. Class A (a)(b)	135,112	20,707,265
Workday, Inc. Class A (b)	281,065	43,435,785
Workiva, Inc. (b)	48,113	1,772,964
Zedge, Inc. (b)	14,921	43,719
Zendesk, Inc. (b)	202,958	13,981,777
Zix Corp. (b)	85,392	473,926
Zscaler, Inc. (a)(b)	33,913	1,451,137
Zuora, Inc. (a)	19,414	535,438
Zynga, Inc. (b)	1,488,044	6,190,263
		3,586,322,406
Technology Hardware, Storage & Peripherals - 4.2%
3D Systems Corp. (a)(b)	215,475	4,384,916
Apple, Inc.	9,514,401	2,165,763,044
Astro-Med, Inc.	5,753	127,429
Avid Technology, Inc. (a)(b)	45,276	268,034
CPI Card Group (a)(b)	4,456	14,081
Cray, Inc. (b)	76,017	1,649,569
Diebold Nixdorf, Inc. (a)	147,998	702,991
Eastman Kodak Co. (a)(b)	71,591	232,671
Electronics for Imaging, Inc. (a)(b)	100,401	3,492,951
Everspin Technologies, Inc. (a)(b)	9,978	92,297
Hewlett Packard Enterprise Co.	2,949,075	48,748,210
HP, Inc.	3,176,408	78,298,457
Immersion Corp. (b)	59,681	693,493
Intevac, Inc. (b)	29,097	168,035
NCR Corp. (b)	227,035	6,450,064
NetApp, Inc.	516,657	44,850,994
Pure Storage, Inc. Class A (b)	227,458	6,104,973
Quantum Corp. (b)	41,835	84,507
Seagate Technology LLC	554,178	29,670,690
Transact Technologies, Inc.	3,411	48,095
U.S.A. Technologies, Inc. (b)	97,355	1,582,019
Western Digital Corp.	577,716	36,534,760
Xerox Corp.	410,942	11,448,844
		2,441,411,124

TOTAL INFORMATION TECHNOLOGY		14,663,513,560

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (b)(c)	54,023	103,184
Advanced Emissions Solutions, Inc. (a)	57,241	653,692
AdvanSix, Inc. (b)	59,098	1,999,876
AgroFresh Solutions, Inc. (a)(b)	44,445	295,559
Air Products & Chemicals, Inc.	426,009	70,841,037
Albemarle Corp. U.S. (a)	212,999	20,345,664
American Vanguard Corp.	48,089	1,053,149
Ashland Global Holdings, Inc.	120,114	10,113,599
Axalta Coating Systems Ltd. (b)	423,345	12,912,023
Balchem Corp.	62,509	6,931,623
Cabot Corp.	119,034	7,727,687
Celanese Corp. Class A	260,448	30,428,140
CF Industries Holdings, Inc.	453,042	23,535,532
Chase Corp.	19,479	2,414,422
Core Molding Technologies, Inc.	10,858	99,568
DowDuPont, Inc.	4,491,856	315,013,861
Eastman Chemical Co.	274,212	26,606,790
Ecolab, Inc.	503,540	75,772,699
Ferro Corp. (b)	172,952	3,796,296
Flotek Industries, Inc. (a)(b)	98,612	245,544
FMC Corp.	261,067	22,308,175
FutureFuel Corp.	41,787	619,701
H.B. Fuller Co.	95,568	5,446,420
Hawkins, Inc.	15,709	648,782
Huntsman Corp.	410,120	12,504,559
Ingevity Corp. (b)	80,091	8,089,992
Innophos Holdings, Inc.	39,088	1,708,536
Innospec, Inc.	48,903	3,794,873
International Flavors & Fragrances, Inc.	152,297	19,842,776
Intrepid Potash, Inc. (b)	199,844	679,470
KMG Chemicals, Inc.	25,301	1,960,321
Koppers Holdings, Inc. (b)	39,973	1,417,043
Kraton Performance Polymers, Inc. (b)	65,484	3,079,713
Kronos Worldwide, Inc.	51,691	1,040,540
LSB Industries, Inc. (a)(b)	28,693	250,203
LyondellBasell Industries NV Class A	621,426	70,084,424
Marrone Bio Innovations, Inc. (a)(b)	33,145	69,107
Minerals Technologies, Inc.	69,103	4,640,266
NewMarket Corp.	18,766	7,525,917
Olin Corp.	322,690	9,916,264
OMNOVA Solutions, Inc. (b)	81,034	733,358
Platform Specialty Products Corp. (b)	401,657	5,325,972
PolyOne Corp.	158,115	6,681,940
PPG Industries, Inc. (a)	480,344	53,097,226
PQ Group Holdings, Inc.	84,801	1,509,458
Praxair, Inc.	557,621	88,210,066
Quaker Chemical Corp.	25,955	4,675,534
Rayonier Advanced Materials, Inc.	104,966	2,193,789
RPM International, Inc.	260,660	17,594,550
Senomyx, Inc. (b)	66,138	76,059
Sensient Technologies Corp.	86,306	6,129,452
Sherwin-Williams Co.	158,842	72,365,238
Stepan Co.	39,421	3,516,747
The Chemours Co. LLC	342,775	14,944,990
The Mosaic Co.	670,129	20,954,934
The Scotts Miracle-Gro Co. Class A	73,152	5,465,917
Trecora Resources (b)	30,461	426,454
Tredegar Corp.	71,882	1,577,810
Trinseo SA	91,255	7,040,323
Tronox Ltd. Class A	190,878	3,090,315
Valhi, Inc.	49,033	161,809
Valvoline, Inc.	376,388	8,099,870
Venator Materials PLC	108,555	1,311,344
W.R. Grace & Co.	125,990	8,902,453
Westlake Chemical Corp.	68,037	6,434,259
		1,127,036,894
Construction Materials - 0.1%
Eagle Materials, Inc.	90,055	8,314,778
Forterra, Inc. (a)(b)	32,917	278,478
Foundation Building Materials, Inc. (b)	21,184	292,551
Martin Marietta Materials, Inc.	122,228	24,289,148
nVent Electric PLC	322,756	9,066,216
Summit Materials, Inc.	222,652	4,735,808
U.S. Concrete, Inc. (a)(b)	33,299	1,605,012
United States Lime & Minerals, Inc.	4,018	304,926
Vulcan Materials Co.	255,252	28,281,922
		77,168,839
Containers & Packaging - 0.4%
Aptargroup, Inc.	123,061	12,885,717
Avery Dennison Corp.	168,996	17,774,999
Ball Corp.	674,885	28,264,184
Bemis Co., Inc.	175,245	8,636,074
Berry Global Group, Inc. (b)	250,616	11,961,902
Crown Holdings, Inc. (a)(b)	255,363	10,932,090
Graphic Packaging Holding Co.	589,083	8,376,760
Greif, Inc. Class A	57,489	3,172,243
International Paper Co.	798,758	40,848,484
Myers Industries, Inc.	56,968	1,267,538
Owens-Illinois, Inc. (b)	328,894	5,811,557
Packaging Corp. of America	184,462	20,276,063
Sealed Air Corp.	304,706	12,221,758
Silgan Holdings, Inc.	162,095	4,417,089
Sonoco Products Co.	192,348	10,779,182
UFP Technologies, Inc. (b)	14,187	500,092
WestRock Co.	494,382	27,230,561
		225,356,293
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	633,642	2,813,370
Alcoa Corp. (b)	330,923	14,782,330
Allegheny Technologies, Inc. (a)(b)	249,053	6,731,903
Ampco-Pittsburgh Corp. (b)	10,414	78,626
Atkore International Group, Inc. (b)	83,406	2,283,656
Carpenter Technology Corp.	89,534	5,342,494
Century Aluminum Co. (a)(b)	91,405	1,153,531
Cleveland-Cliffs, Inc. (b)	584,517	5,874,396
Coeur d'Alene Mines Corp. (b)	353,050	2,005,324
Commercial Metals Co.	230,409	4,976,834
Compass Minerals International, Inc.	67,713	4,235,448
Comstock Mining, Inc. (a)(b)	11,344	1,985
Freeport-McMoRan, Inc.	2,600,390	36,535,480
Friedman Industries	2,001	20,670
General Moly, Inc. (b)	60,513	23,600
Gold Resource Corp.	109,163	563,281
Golden Minerals Co. (a)(b)	71,014	19,444
Haynes International, Inc.	23,949	943,591
Hecla Mining Co.	977,921	2,777,296
Kaiser Aluminum Corp.	33,314	3,650,881
Materion Corp.	39,771	2,537,390
McEwen Mining, Inc. (a)	511,683	1,008,016
Newmont Mining Corp.	1,038,266	32,217,394
Nucor Corp.	614,951	38,434,438
Olympic Steel, Inc.	12,703	279,974
Paramount Gold Nevada Corp. (a)(b)	7,958	8,197
Pershing Gold Corp. (b)	31,696	41,522
Reliance Steel & Aluminum Co.	138,609	12,182,345
Royal Gold, Inc.	127,141	9,695,773
Ryerson Holding Corp. (b)	30,039	312,406
Schnitzer Steel Industries, Inc. Class A	62,341	1,642,685
Solitario Exploration & Royalty Corp. (b)	18,115	6,851
Steel Dynamics, Inc.	449,332	20,547,952
SunCoke Energy, Inc. (b)	119,717	1,336,042
Synalloy Corp. (a)	9,739	223,510
TimkenSteel Corp. (a)(b)	69,807	977,996
U.S. Antimony Corp. (b)	24,962	14,977
U.S. Gold Corp.	46	52
United States Steel Corp.	343,724	10,201,728
Universal Stainless & Alloy Products, Inc. (b)	13,897	420,801
Warrior Metropolitan Coal, Inc. (a)	86,484	2,079,940
Worthington Industries, Inc.	90,980	4,237,848
		233,221,977
Paper & Forest Products - 0.1%
Boise Cascade Co.	74,391	3,250,887
Clearwater Paper Corp. (b)	35,821	1,040,600
Domtar Corp.	128,751	6,553,426
Kapstone Paper & Packaging Corp.	170,425	5,854,099
Louisiana-Pacific Corp.	275,889	8,044,923
Mercer International, Inc. (SBI)	87,436	1,547,617
Neenah, Inc.	34,858	3,180,793
P.H. Glatfelter Co.	78,096	1,501,786
Resolute Forest Products (b)	168,368	2,315,060
Schweitzer-Mauduit International, Inc.	57,402	2,335,687
Verso Corp. (b)	69,099	2,169,018
		37,793,896

TOTAL MATERIALS		1,700,577,899

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	161,267	4,599,335
Agree Realty Corp.	70,090	4,000,036
Alexander & Baldwin, Inc.	155,313	3,645,196
Alexanders, Inc.	7,463	2,693,621
Alexandria Real Estate Equities, Inc.	194,551	24,970,621
American Assets Trust, Inc.	89,595	3,539,003
American Campus Communities, Inc.	265,755	11,143,107
American Homes 4 Rent Class A	475,496	11,031,507
American Tower Corp.	852,991	127,198,018
Americold Realty Trust	115,807	2,883,594
Apartment Investment & Management Co. Class A	313,759	13,742,644
Apple Hospitality (REIT), Inc.	411,429	7,261,722
Armada Hoffler Properties, Inc.	88,352	1,377,408
Ashford Hospitality Trust, Inc.	184,946	1,200,300
AvalonBay Communities, Inc.	264,965	48,565,435
Bluerock Residential Growth (REIT), Inc.	90,320	893,265
Boston Properties, Inc.	296,394	38,664,597
Braemar Hotels & Resorts, Inc.	47,533	549,006
Brandywine Realty Trust (SBI)	339,166	5,684,422
Brixmor Property Group, Inc.	590,586	10,760,477
BRT Realty Trust	189,164	2,434,541
Camden Property Trust (SBI)	177,479	16,871,154
CareTrust (REIT), Inc.	143,665	2,650,619
CatchMark Timber Trust, Inc.	100,692	1,262,678
CBL & Associates Properties, Inc. (a)	338,899	1,511,490
Cedar Realty Trust, Inc.	134,023	599,083
Chatham Lodging Trust	76,647	1,644,078
Chesapeake Lodging Trust	114,633	3,772,572
CIM Commercial Trust Corp.	6,057	94,489
City Office REIT, Inc.	67,579	872,445
Clipper Realty, Inc.	6,962	84,936
Colony NorthStar, Inc. (a)	981,801	6,018,440
Columbia Property Trust, Inc.	224,485	5,405,599
Community Healthcare Trust, Inc.	41,798	1,296,992
Condor Hospitality Trust, Inc.	108	1,129
CorEnergy Infrastructure Trust, Inc. (a)	18,244	682,873
CorePoint Lodging, Inc. (b)	70,925	1,478,786
CoreSite Realty Corp.	69,249	8,065,431
Corporate Office Properties Trust (SBI)	217,809	6,704,161
Corrections Corp. of America	221,394	5,731,891
Cousins Properties, Inc.	792,672	7,411,483
Crown Castle International Corp.	801,649	91,412,035
CubeSmart	366,464	11,195,475
CyrusOne, Inc.	193,698	12,970,018
DDR Corp.	292,764	4,095,768
DiamondRock Hospitality Co.	396,647	4,743,898
Digital Realty Trust, Inc.	400,800	49,811,424
Douglas Emmett, Inc.	314,526	12,285,386
Duke Realty Corp.	686,860	19,568,641
Easterly Government Properties, Inc.	107,765	2,182,241
EastGroup Properties, Inc.	63,814	6,207,188
Education Realty Trust, Inc.	147,468	6,102,226
Empire State Realty Trust, Inc.	295,222	5,192,955
EPR Properties	130,186	9,136,453
Equinix, Inc.	153,355	66,882,716
Equity Commonwealth (b)	237,117	7,601,971
Equity Lifestyle Properties, Inc.	174,997	16,953,709
Equity Residential (SBI)	709,071	48,039,560
Essex Property Trust, Inc.	126,754	31,216,975
Extra Space Storage, Inc.	240,925	22,215,694
Farmland Partners, Inc. (a)	105,443	744,428
Federal Realty Investment Trust (SBI)	138,774	18,125,272
First Industrial Realty Trust, Inc.	254,605	8,264,478
Forest City Realty Trust, Inc. Class A	522,472	13,140,171
Four Corners Property Trust, Inc.	120,965	3,258,797
Franklin Street Properties Corp.	202,564	1,735,973
Front Yard Residential Corp. Class B	111,755	1,365,646
Gaming & Leisure Properties	386,459	13,831,368
Getty Realty Corp.	62,136	1,808,779
Gladstone Commercial Corp.	76,606	1,525,225
Gladstone Land Corp. (a)	23,552	322,662
Global Medical REIT, Inc.	12,930	123,740
Global Net Lease, Inc.	130,726	2,835,447
Government Properties Income Trust (a)	190,011	3,213,086
Gramercy Property Trust	292,778	8,007,478
HCP, Inc.	908,266	24,550,430
Healthcare Realty Trust, Inc.	262,572	8,129,229
Healthcare Trust of America, Inc.	387,197	11,062,218
Hersha Hospitality Trust	71,283	1,682,279
Highwoods Properties, Inc. (SBI)	185,987	9,250,993
Hospitality Properties Trust (SBI)	312,543	9,060,622
Host Hotels & Resorts, Inc.	1,420,155	30,575,937
Hudson Pacific Properties, Inc.	313,901	10,622,410
Independence Realty Trust, Inc.	140,119	1,447,429
Industrial Logistics Properties Trust	67,268	1,619,141
InfraReit, Inc.	82,809	1,729,880
Investors Real Estate Trust	202,786	1,105,184
Invitation Homes, Inc.	549,647	12,845,250
Iron Mountain, Inc.	538,602	19,443,532
iStar Financial, Inc. (a)	129,923	1,453,838
JBG SMITH Properties	197,137	7,384,752
Jernigan Capital, Inc.	21,201	424,232
Kilroy Realty Corp.	183,382	13,412,559
Kimco Realty Corp.	819,855	14,027,719
Kite Realty Group Trust	170,320	2,977,194
Lamar Advertising Co. Class A	159,840	12,315,672
LaSalle Hotel Properties (SBI)	206,162	7,238,348
Lexington Corporate Properties Trust	399,211	3,728,631
Liberty Property Trust (SBI)	291,830	12,767,563
Life Storage, Inc.	90,026	8,786,538
LTC Properties, Inc.	76,598	3,557,977
Mack-Cali Realty Corp.	182,244	3,980,209
MedEquities Realty Trust, Inc.	56,982	610,277
Medical Properties Trust, Inc.	763,546	11,491,367
Mid-America Apartment Communities, Inc.	219,168	22,697,038
Monmouth Real Estate Investment Corp. Class A	144,924	2,520,228
National Health Investors, Inc.	85,662	6,788,714
National Retail Properties, Inc.	290,818	13,403,802
National Storage Affiliates Trust	107,421	3,046,460
New Senior Investment Group, Inc.	149,321	946,695
NexPoint Residential Trust, Inc.	32,020	1,034,246
NorthStar Realty Europe Corp.	99,105	1,359,721
Omega Healthcare Investors, Inc. (a)	384,407	12,704,651
One Liberty Properties, Inc.	42,541	1,224,755
Outfront Media, Inc.	278,838	5,540,511
Paramount Group, Inc.	417,609	6,631,631
Park Hotels & Resorts, Inc.	384,706	12,868,416
Pebblebrook Hotel Trust (a)	134,429	5,190,304
Pennsylvania Real Estate Investment Trust (SBI)	137,479	1,402,286
Physicians Realty Trust	357,866	6,259,076
Piedmont Office Realty Trust, Inc. Class A	250,343	4,966,805
Potlatch Corp.	118,272	5,712,538
Power (REIT) (b)	718	4,344
Preferred Apartment Communities, Inc. Class A	81,117	1,445,505
Prologis, Inc.	1,217,790	81,811,132
PS Business Parks, Inc.	42,672	5,565,709
Public Storage	290,191	61,688,803
QTS Realty Trust, Inc. Class A	103,526	4,734,244
Ramco-Gershenson Properties Trust (SBI)	161,970	2,261,101
Rayonier, Inc.	246,837	8,597,333
Realty Income Corp.	540,503	31,657,261
Regency Centers Corp.	280,156	18,498,701
Retail Opportunity Investments Corp.	207,087	4,087,897
Retail Properties America, Inc.	409,657	5,214,934
Rexford Industrial Realty, Inc.	174,524	5,672,030
RLJ Lodging Trust	347,260	7,608,467
Ryman Hospitality Properties, Inc.	99,071	8,790,570
Sabra Health Care REIT, Inc.	356,789	8,413,085
Safety Income and Growth, Inc.	12,370	204,105
Saul Centers, Inc.	23,905	1,434,300
SBA Communications Corp. Class A (b)	220,984	34,303,346
Select Income REIT	130,864	2,689,255
Senior Housing Properties Trust (SBI)	490,704	9,377,353
Seritage Growth Properties (a)	55,673	2,866,046
Simon Property Group, Inc.	597,704	109,397,763
SL Green Realty Corp.	168,216	17,561,750
Sotherly Hotels, Inc.	2,721	20,054
Spirit MTA REIT (a)	83,110	890,939
Spirit Realty Capital, Inc.	780,634	6,533,907
Stag Industrial, Inc.	200,184	5,779,312
Store Capital Corp.	322,243	9,283,821
Summit Hotel Properties, Inc.	229,907	3,156,623
Sun Communities, Inc.	161,888	16,703,604
Sunstone Hotel Investors, Inc.	432,350	7,254,833
Tanger Factory Outlet Centers, Inc. (a)	177,740	4,276,424
Taubman Centers, Inc.	118,985	7,687,621
Terreno Realty Corp.	97,945	3,762,067
The GEO Group, Inc.	235,799	5,982,221
The Macerich Co.	210,709	12,377,047
TIER REIT, Inc.	108,647	2,590,144
UDR, Inc.	504,145	20,150,676
UMH Properties, Inc.	79,886	1,274,981
Uniti Group, Inc. (a)	323,922	6,744,056
Universal Health Realty Income Trust (SBI)	38,916	2,967,345
Urban Edge Properties	212,899	4,866,871
Urstadt Biddle Properties, Inc. Class A	92,798	2,111,155
Ventas, Inc.	689,548	41,283,239
VEREIT, Inc.	1,855,911	14,513,224
Vornado Realty Trust	332,081	25,570,237
Washington Prime Group, Inc.	352,285	2,726,686
Washington REIT (SBI)	155,354	4,902,972
Weingarten Realty Investors (SBI)	250,007	7,732,717
Welltower, Inc.	717,418	47,858,955
Weyerhaeuser Co.	1,456,578	50,557,822
Wheeler REIT, Inc. (a)	6,770	37,303
Whitestone REIT Class B	105,336	1,436,783
WP Carey, Inc.	215,291	14,334,075
Xenia Hotels & Resorts, Inc.	197,955	4,802,388
		2,040,749,490
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	18,423	665,991
Boston Omaha Corp. (a)(b)	13,217	343,113
CBRE Group, Inc. (b)	576,875	28,157,269
Consolidated-Tomoka Land Co.	8,081	507,325
Forestar Group, Inc. (a)(b)	22,360	574,652
FRP Holdings, Inc. (b)	11,702	764,141
HFF, Inc.	77,093	3,500,793
Howard Hughes Corp. (b)	76,123	9,924,156
Jones Lang LaSalle, Inc.	85,898	13,101,163
Kennedy-Wilson Holdings, Inc.	251,133	5,386,803
Marcus & Millichap, Inc. (b)	26,096	950,155
Maui Land & Pineapple, Inc. (b)	31,310	397,637
RE/MAX Holdings, Inc.	32,840	1,617,370
Realogy Holdings Corp. (a)	250,072	5,349,040
Redfin Corp. (a)(b)	130,022	2,575,736
Retail Value, Inc. (b)	29,276	1,045,739
Stratus Properties, Inc. (b)	12,801	389,150
Tejon Ranch Co. (b)	29,778	661,965
The St. Joe Co. (a)(b)	125,813	2,163,984
Transcontinental Realty Investors, Inc. (b)	20,697	628,982
Trinity Place Holdings, Inc. (b)	7,019	42,816
VICI Properties, Inc.	138,928	2,904,984
		81,652,964

TOTAL REAL ESTATE		2,122,402,454

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (b)	135,810	267,546
AT&T, Inc.	14,049,911	448,754,157
Atlantic Tele-Network, Inc.	20,159	1,476,244
Bandwidth, Inc. (b)	11,272	513,552
CenturyLink, Inc.	1,904,600	40,682,256
Cincinnati Bell, Inc. (b)	118,793	1,544,309
Cogent Communications Group, Inc.	79,491	4,348,158
Consolidated Communications Holdings, Inc. (a)	126,066	1,488,839
Frontier Communications Corp. (a)	161,811	841,417
Globalstar, Inc. (a)(b)	800,187	408,015
IDT Corp. Class B	44,765	236,807
Iridium Communications, Inc. (a)(b)	166,538	3,372,395
Ooma, Inc. (b)	37,459	599,344
ORBCOMM, Inc. (b)	147,877	1,595,593
Pareteum Corp. (a)(b)	88,901	245,367
PDVWireless, Inc. (b)	18,833	565,932
Verizon Communications, Inc.	7,989,834	434,407,275
Vonage Holdings Corp. (b)	424,318	6,016,829
WideOpenWest, Inc. (a)(b)	35,967	419,016
Windstream Holdings, Inc. (a)(b)	76,326	359,495
Zayo Group Holdings, Inc. (b)	360,743	12,503,352
		960,645,898
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	115,811
Boingo Wireless, Inc. (b)	90,549	2,995,361
NII Holdings, Inc. (a)(b)	192,173	1,103,073
Shenandoah Telecommunications Co.	92,579	3,531,889
Spok Holdings, Inc.	43,148	662,322
Sprint Corp. (a)(b)	1,344,786	8,216,642
T-Mobile U.S., Inc. (b)	569,092	37,582,836
Telephone & Data Systems, Inc.	174,990	5,256,700
U.S. Cellular Corp. (b)	27,310	1,167,776
		60,632,410

TOTAL TELECOMMUNICATION SERVICES		1,021,278,308

UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc.	104,493	7,845,334
Alliant Energy Corp.	441,042	18,894,239
American Electric Power Co., Inc.	941,624	67,542,690
Duke Energy Corp.	1,356,125	110,171,595
Edison International	630,951	41,472,409
El Paso Electric Co.	80,794	4,952,672
Entergy Corp.	343,175	28,685,998
Evergy, Inc.	516,234	29,451,150
Eversource Energy	609,178	38,030,983
Exelon Corp.	1,852,392	80,968,054
FirstEnergy Corp.	868,107	32,449,840
Genie Energy Ltd. Class B	24,074	130,240
Hawaiian Electric Industries, Inc.	219,652	7,747,126
IDACORP, Inc.	102,567	10,036,181
MGE Energy, Inc.	72,899	4,771,240
NextEra Energy, Inc.	906,065	154,121,657
OGE Energy Corp.	377,699	13,910,654
Otter Tail Corp.	81,371	3,897,671
PG&E Corp.	996,068	45,998,420
Pinnacle West Capital Corp.	223,339	17,543,278
PNM Resources, Inc.	156,967	6,113,865
Portland General Electric Co.	174,192	8,082,509
PPL Corp.	1,360,295	40,455,173
Southern Co.	1,956,907	85,673,388
Spark Energy, Inc. Class A, (a)	24,582	216,322
Vistra Energy Corp. (b)	709,045	16,690,919
Xcel Energy, Inc.	983,494	47,256,887
		923,110,494
Gas Utilities - 0.2%
Atmos Energy Corp.	227,360	20,969,413
Chesapeake Utilities Corp.	32,292	2,777,112
National Fuel Gas Co.	165,416	9,185,550
New Jersey Resources Corp.	166,205	7,578,948
Northwest Natural Gas Co.	62,093	4,029,836
ONE Gas, Inc.	101,493	7,970,245
RGC Resources, Inc.	6,537	176,041
South Jersey Industries, Inc. (a)	159,735	5,300,007
Southwest Gas Holdings, Inc.	93,395	7,221,301
Spire, Inc.	102,174	7,617,072
UGI Corp.	328,308	17,745,047
		90,570,572
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	571,503	20,225,491
NRG Yield, Inc.:
Class A	44,523	876,658
Class C	167,464	3,324,160
Ormat Technologies, Inc.	74,908	3,943,906
Pattern Energy Group, Inc. (a)	171,450	3,494,151
Terraform Power, Inc.	103,630	1,158,583
The AES Corp.	1,264,774	17,023,858
		50,046,807
Multi-Utilities - 0.8%
Ameren Corp.	468,043	29,594,359
Avangrid, Inc.	138,427	6,829,988
Avista Corp.	128,677	6,602,417
Black Hills Corp. (a)	101,787	5,990,165
CenterPoint Energy, Inc.	820,763	22,809,004
CMS Energy Corp.	535,500	26,368,020
Consolidated Edison, Inc.	595,082	46,969,822
Dominion Resources, Inc.	1,260,445	89,201,693
DTE Energy Co.	343,228	38,146,360
MDU Resources Group, Inc.	379,742	10,591,004
NiSource, Inc.	663,795	17,968,931
NorthWestern Energy Corp.	103,581	6,210,717
Public Service Enterprise Group, Inc.	967,507	50,648,991
SCANA Corp.	278,583	10,680,872
Sempra Energy (a)	509,240	59,112,579
Unitil Corp.	58,643	2,964,404
Vectren Corp.	159,198	11,334,898
WEC Energy Group, Inc.	600,251	40,564,963
		482,589,187
Water Utilities - 0.1%
American States Water Co.	72,116	4,357,970
American Water Works Co., Inc.	337,468	29,538,574
Aqua America, Inc.	365,029	13,571,778
AquaVenture Holdings Ltd. (b)	20,099	365,400
Artesian Resources Corp. Class A	60,277	2,165,753
Cadiz, Inc. (a)(b)	46,921	450,442
California Water Service Group	95,596	3,933,775
Connecticut Water Service, Inc.	31,367	2,148,953
Middlesex Water Co.	39,650	1,815,970
Pure Cycle Corp. (b)	17,116	192,555
Select Energy Services, Inc. Class A (b)	113,670	1,551,596
SJW Corp.	29,404	1,702,786
York Water Co.	40,150	1,208,515
		63,004,067

TOTAL UTILITIES		1,609,321,127

TOTAL COMMON STOCKS
(Cost $34,330,940,945)		57,902,307,525
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (d)
(Cost $5,957,592)	6,000,000	5,957,196
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.97% (e)	307,770,942	$307,832,496
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	1,825,342,706	1,825,525,241
TOTAL MONEY MARKET FUNDS
(Cost $2,133,260,068)		2,133,357,737
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $36,470,158,605)		60,041,622,458
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,000,413,049)
NET ASSETS - 100%		$58,041,209,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	147	Sept. 2018	$12,793,410	$565,066	$565,066
CME E-mini S&P 500 Index Contracts (United States)	599	Sept. 2018	86,917,895	4,527,991	4,527,991
CME E-mini S&P MidCap 400 Index Contracts (United States)	32	Sept. 2018	6,545,920	243,778	243,778
TOTAL FUTURES CONTRACTS					$5,336,835

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,957,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,361,208
Fidelity Securities Lending Cash Central Fund	6,954,115
Total	$8,315,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,604,125,980	$7,604,125,980	$--	$--
Consumer Staples	3,485,437,063	3,485,437,063	--	--
Energy	3,229,447,104	3,229,447,104	--	--
Financials	8,237,523,499	8,237,523,499	--	--
Health Care	8,270,622,371	8,269,819,671	--	802,700
Industrials	5,958,058,160	5,958,058,160	--	--
Information Technology	14,663,513,560	14,663,513,560	--	--
Materials	1,700,577,899	1,700,474,715	--	103,184
Real Estate	2,122,402,454	2,122,402,454	--	--
Telecommunication Services	1,021,278,308	1,021,278,308	--	--
Utilities	1,609,321,127	1,609,321,127	--	--
U.S. Government and Government Agency Obligations	5,957,196	--	5,957,196	--
Money Market Funds	2,133,357,737	2,133,357,737	--	--
Total Investments in Securities:	$60,041,622,458	$60,034,759,378	$5,957,196	$905,884
Derivative Instruments:
Assets
Futures Contracts	$5,336,835	$5,336,835	$--	$--
Total Assets	$5,336,835	$5,336,835	$--	$--
Total Derivative Instruments:	$5,336,835	$5,336,835	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,336,835	$0
Total Equity Risk	5,336,835	0
Total Value of Derivatives	$5,336,835	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,785,418,856) — See accompanying schedule: Unaffiliated issuers (cost $34,336,898,537)	$57,908,264,721
Fidelity Central Funds (cost $2,133,260,068)	2,133,357,737
Total Investment in Securities (cost $36,470,158,605)		$60,041,622,458
Segregated cash with brokers for derivative instruments		8,720,656
Cash		9,438,923
Receivable for fund shares sold		65,862,664
Dividends receivable		94,694,052
Distributions receivable from Fidelity Central Funds		1,334,076
Receivable for daily variation margin on futures contracts		210,927
Other receivables		614,840
Total assets		60,222,498,596
Liabilities
Payable for investments purchased	$49,191,017
Payable for fund shares redeemed	305,481,434
Accrued management fee	707,464
Other payables and accrued expenses	895,166
Collateral on securities loaned	1,825,014,106
Total liabilities		2,181,289,187
Net Assets		$58,041,209,409
Net Assets consist of:
Paid in capital		$33,983,028,655
Undistributed net investment income		490,441,785
Accumulated undistributed net realized gain (loss) on investments		(9,061,719)
Net unrealized appreciation (depreciation) on investments		23,576,800,688
Net Assets		$58,041,209,409
Investor Class:
Net Asset Value, offering price and redemption price per share ($896,095,874 ÷ 10,667,382 shares)		$84.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($30,147,015,917 ÷ 358,832,234 shares)		$84.01
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,777,134,844 ÷ 44,963,568 shares)		$84.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($8,884,841,017 ÷ 105,771,661 shares)		$84.00
Class F:
Net Asset Value, offering price and redemption price per share ($14,336,121,757 ÷ 170,618,002 shares)		$84.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$490,626,239
Interest		46,977
Income from Fidelity Central Funds (including $6,954,115 from security lending)		8,315,323
Total income		498,988,539
Expenses
Management fee	$4,005,590
Transfer agent fees	2,802,870
Independent trustees' fees and expenses	131,478
Legal	3,348
Interest	16,268
Commitment fees	71,142
Total expenses before reductions	7,030,696
Expense reductions	(6,402)
Total expenses after reductions		7,024,294
Net investment income (loss)		491,964,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,861,925
Fidelity Central Funds	(16,578)
Futures contracts	12,178,931
Total net realized gain (loss)		142,024,278
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,071,504,045
Fidelity Central Funds	(13,648)
Futures contracts	1,169,644
Total change in net unrealized appreciation (depreciation)		4,072,660,041
Net gain (loss)		4,214,684,319
Net increase (decrease) in net assets resulting from operations		$4,706,648,564

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491,964,245	$830,794,882
Net realized gain (loss)	142,024,278	310,972,014
Change in net unrealized appreciation (depreciation)	4,072,660,041	5,665,452,634
Net increase (decrease) in net assets resulting from operations	4,706,648,564	6,807,219,530
Distributions to shareholders from net investment income	(167,025,734)	(778,723,850)
Distributions to shareholders from net realized gain	(10,522,734)	(315,859,948)
Total distributions	(177,548,468)	(1,094,583,798)
Share transactions - net increase (decrease)	3,339,415,507	4,369,390,868
Total increase (decrease) in net assets	7,868,515,603	10,082,026,600
Net Assets
Beginning of period	50,172,693,806	40,090,667,206
End of period	$58,041,209,409	$50,172,693,806
Other Information
Undistributed net investment income end of period	$490,441,785	$165,503,274

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$68.20	$55.32	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	.71	1.30	1.20	1.13	1.10	.92
Net realized and unrealized gain (loss)	6.12	9.65	13.20	(5.97)	6.51	10.74
Total from investment operations	6.83	10.95	14.40	(4.84)	7.61	11.66
Distributions from net investment income	(.24)	(1.21)	(1.13)	(1.11)	(.94)	(.80)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.26)	(1.72)	(1.52)	(1.42)	(.94)	(.80)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$84.00	$77.43	$68.20	$55.32	$61.58	$54.91
Total ReturnD,E	8.85%	16.16%	26.22%	(7.96)%	13.94%	26.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%H	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%H	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.79%H	1.79%	1.96%	1.90%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$896,096	$794,446	$736,989	$1,932,568	$1,943,259	$1,694,212
Portfolio turnover rateI	5%H	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.44	$68.20	$55.32	$61.59	$54.91	$44.06
Income from Investment Operations
Net investment income (loss)B	.73	1.34	1.25	1.16	1.13	.94
Net realized and unrealized gain (loss)	6.11	9.66	13.18	(5.98)	6.52	10.73
Total from investment operations	6.84	11.00	14.43	(4.82)	7.65	11.67
Distributions from net investment income	(.25)	(1.25)	(1.16)	(1.14)	(.97)	(.82)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)	(1.76)	(1.55)	(1.45)	(.97)	(.82)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$84.01	$77.44	$68.20	$55.32	$61.59	$54.91
Total ReturnD,E	8.87%	16.23%	26.28%	(7.92)%	14.02%	26.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%H	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.03%H	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.83%H	1.84%	2.00%	1.95%	1.96%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$30,147,016	$27,441,887	$23,288,507	$18,866,595	$18,860,117	$14,943,835
Portfolio turnover rateI	5%H	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$68.19	$55.31	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	.73	1.34	1.26	1.17	1.13	.94
Net realized and unrealized gain (loss)	6.11	9.66	13.18	(5.98)	6.52	10.75
Total from investment operations	6.84	11.00	14.44	(4.81)	7.65	11.69
Distributions from net investment income	(.25)	(1.25)	(1.16)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)	(1.76)	(1.56)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$84.00	$77.43	$68.19	$55.31	$61.58	$54.91
Total ReturnE,F	8.87%	16.24%	26.30%	(7.92)%	14.01%	26.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.03%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%I	.03%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.03%I	.03%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.84%I	1.85%	2.01%	1.96%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,777,135	$3,341,899	$2,345,441	$1,199,719	$1,307,281	$1,254,047
Portfolio turnover rateJ	5%I	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.42	$68.19	$55.31	$61.58	$54.90	$44.05
Income from Investment Operations
Net investment income (loss)B	.73	1.36	1.28	1.17	1.14	.95
Net realized and unrealized gain (loss)	6.12	9.65	13.17	(5.98)	6.52	10.73
Total from investment operations	6.85	11.01	14.45	(4.81)	7.66	11.68
Distributions from net investment income	(.26)	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)C	(1.78)	(1.57)D	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$84.00	$77.42	$68.19	$55.31	$61.58	$54.90
Total ReturnF,G	8.89%	16.25%	26.32%	(7.91)%	14.04%	26.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.05%	.04%	.06%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.85%J	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,884,841	$6,114,864	$4,684,669	$800,304	$1,022,585	$740,877
Portfolio turnover rateK	5%J	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.016 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.45	$68.21	$55.32	$61.59	$54.92	$44.06
Income from Investment Operations
Net investment income (loss)B	.73	1.36	1.26	1.17	1.14	.95
Net realized and unrealized gain (loss)	6.11	9.66	13.20	(5.98)	6.51	10.74
Total from investment operations	6.84	11.02	14.46	(4.81)	7.65	11.69
Distributions from net investment income	(.26)	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)C	(1.78)	(1.57)D	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$84.02	$77.45	$68.21	$55.32	$61.59	$54.92
Total ReturnF,G	8.87%	16.26%	26.33%	(7.91)%	14.01%	26.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.85%J	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$14,336,122	$12,479,597	$9,035,061	$6,659,560	$6,368,808	$5,088,489
Portfolio turnover rateK	5%J	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.016 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Tesla, Inc.	0.8
ServiceNow, Inc.	0.7
Worldpay, Inc.	0.6
Square, Inc.	0.5
Las Vegas Sands Corp.	0.5
Workday, Inc. Class A	0.4
Palo Alto Networks, Inc.	0.4
T-Mobile U.S., Inc.	0.4
Dell Technologies, Inc.	0.4
Splunk, Inc.	0.4
5.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	19.8
Financials	16.3
Consumer Discretionary	14.1
Industrials	13.5
Health Care	12.7
Real Estate	8.0
Materials	5.0
Energy	4.3
Consumer Staples	2.8
Utilities	2.5

Fidelity® Extended Market Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
Adient PLC (a)	415,157	$17,972,147
American Axle & Manufacturing Holdings, Inc. (a)(b)	446,529	7,908,029
Autoliv, Inc. (a)	389,696	34,718,017
CDTi Advanced Materials, Inc. (a)(b)	23,121	8,786
Cooper Tire & Rubber Co.	226,038	6,521,196
Cooper-Standard Holding, Inc. (b)	73,338	10,152,179
Dana Holding Corp.	655,624	12,830,562
Delphi Technologies PLC	395,514	13,933,958
Dorman Products, Inc. (a)(b)	134,628	10,902,175
Fox Factory Holding Corp. (b)	169,599	11,202,014
Gentex Corp.	1,224,509	28,629,020
Gentherm, Inc. (a)(b)	166,226	8,178,319
Hertz Global Holdings, Inc. (a)(b)	373,428	6,576,067
Horizon Global Corp. (a)(b)	104,364	809,865
LCI Industries	113,240	10,525,658
Lear Corp.	294,282	47,732,540
Modine Manufacturing Co. (b)	227,805	3,838,514
Motorcar Parts of America, Inc. (a)(b)	88,120	2,338,705
Shiloh Industries, Inc. (b)	59,119	530,889
Standard Motor Products, Inc.	95,988	4,873,311
Stoneridge, Inc. (b)	121,984	3,650,981
Strattec Security Corp.	16,077	551,441
Superior Industries International, Inc.	101,962	2,212,575
Sypris Solutions, Inc. (b)	33,367	53,387
Tenneco, Inc.	229,232	9,808,837
Tower International, Inc.	96,360	3,256,968
Unique Fabricating, Inc. (a)	9,426	75,408
UQM Technologies, Inc. (a)(b)	135,330	162,396
Veoneer, Inc. (a)(b)	390,087	19,480,945
Visteon Corp. (a)(b)	131,112	14,473,454
VOXX International Corp. (b)	81,933	442,438
Workhorse Group, Inc. (a)(b)	96,155	98,078
		294,448,859
Automobiles - 0.9%
REV Group, Inc. (a)	127,715	2,172,432
Tesla, Inc. (a)(b)	600,021	181,002,265
Thor Industries, Inc.	220,657	21,059,504
Winnebago Industries, Inc.	130,656	4,827,739
		209,061,940
Distributors - 0.2%
Core-Mark Holding Co., Inc.	210,476	7,528,727
Educational Development Corp.	32,392	388,704
Pool Corp.	182,120	29,915,031
Weyco Group, Inc.	33,001	1,170,545
		39,003,007
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	269,943	12,916,773
American Public Education, Inc. (b)	73,999	2,571,465
Ascent Capital Group, Inc. (b)	46,583	95,495
Aspen Group, Inc. (b)	4,559	35,013
Bridgepoint Education, Inc. (b)	125,853	1,480,031
Bright Horizons Family Solutions, Inc. (b)	262,457	31,345,240
Cambium Learning Group, Inc. (b)	62,373	834,551
Career Education Corp. (b)	294,392	4,695,552
Carriage Services, Inc.	68,174	1,552,322
Chegg, Inc. (a)(b)	373,057	12,079,586
Collectors Universe, Inc.	36,664	547,394
Graham Holdings Co.	20,070	11,292,386
Grand Canyon Education, Inc. (b)	212,371	25,301,881
Houghton Mifflin Harcourt Co. (b)	454,966	2,934,531
K12, Inc. (b)	174,512	2,889,919
Laureate Education, Inc. Class A (b)	239,109	3,818,571
Lincoln Educational Services Corp. (b)	82,611	181,744
National American University Holdings, Inc.	22,806	20,069
Regis Corp. (a)(b)	157,058	3,359,471
Service Corp. International	816,351	34,254,088
ServiceMaster Global Holdings, Inc. (b)	607,007	36,584,312
Sotheby's Class A (Ltd. vtg.) (a)(b)	164,729	7,910,287
Strategic Education, Inc.	93,644	12,994,978
Universal Technical Institute, Inc. (b)	85,915	233,689
Weight Watchers International, Inc. (a)(b)	164,897	12,350,785
Xpresspa Group, Inc. (a)(b)	92,290	15,929
		222,296,062
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	1,097,334	45,078,481
Ark Restaurants Corp.	8,300	185,090
Belmond Ltd. Class A (b)	377,445	6,322,204
BFC Financial Corp. Class A	322,999	2,399,883
Biglari Holdings, Inc. (b)	449	430,196
Biglari Holdings, Inc. (a)(b)	4,931	974,119
BJ's Restaurants, Inc.	79,787	6,039,876
Bloomin' Brands, Inc.	408,528	7,884,590
Bojangles', Inc. (a)(b)	81,225	1,185,885
Boyd Gaming Corp.	365,028	13,294,320
Brinker International, Inc.	194,122	8,595,722
Caesars Entertainment Corp. (a)(b)	619,589	6,319,808
Carrols Restaurant Group, Inc. (b)	164,134	2,593,317
Century Casinos, Inc. (b)	117,212	937,696
Chanticleer Holdings, Inc. (a)(b)	9,043	23,060
Choice Hotels International, Inc.	161,267	12,586,889
Churchill Downs, Inc.	50,810	14,358,906
Chuy's Holdings, Inc. (a)(b)	80,703	2,336,352
Cracker Barrel Old Country Store, Inc. (a)	107,050	15,960,085
Dave & Buster's Entertainment, Inc. (a)(b)	178,667	10,393,059
Del Frisco's Restaurant Group, Inc. (b)	141,158	1,333,943
Del Taco Restaurants, Inc. (b)	165,354	2,138,027
Denny's Corp. (b)	300,088	4,522,326
Dine Brands Global, Inc. (a)	81,512	6,799,731
Diversified Restaurant Holdings, Inc. (b)	53,847	64,078
Domino's Pizza, Inc.	188,801	56,368,427
Dover Downs Gaming & Entertainment, Inc. (a)(b)	99,329	317,853
Dover Motorsports, Inc.	22,265	45,643
Drive Shack, Inc. (a)(b)	273,459	1,695,446
Dunkin' Brands Group, Inc. (a)	366,649	26,725,046
El Pollo Loco Holdings, Inc. (a)(b)	95,555	1,137,105
Eldorado Resorts, Inc. (a)(b)	270,640	13,004,252
Empire Resorts, Inc. (b)	9,190	114,416
Extended Stay America, Inc. unit	858,074	17,315,933
Famous Dave's of America, Inc. (a)(b)	20,722	137,801
Fiesta Restaurant Group, Inc. (a)(b)	124,405	3,576,644
Flanigans Enterprises, Inc.	1,099	30,663
Full House Resorts, Inc. (b)	33,775	103,014
Gaming Partners International Corp.	1,555	13,529
Golden Entertainment, Inc. (a)(b)	76,111	2,207,980
Good Times Restaurants, Inc. (a)(b)	40,245	197,201
Habit Restaurants, Inc. Class A (a)(b)	104,122	1,723,219
Hilton Grand Vacations, Inc. (b)	429,083	14,013,851
Hyatt Hotels Corp. Class A	205,010	15,859,574
ILG, Inc.	468,826	16,001,031
Inspired Entertainment, Inc. (a)(b)	65,633	465,994
International Speedway Corp. Class A	109,682	4,842,460
J. Alexanders Holdings, Inc. (b)	57,936	718,406
Jack in the Box, Inc.	125,955	11,416,561
Jamba, Inc. (a)(b)	72,308	938,558
Kona Grill, Inc. (a)(b)	42,354	108,003
Las Vegas Sands Corp.	1,620,450	106,009,839
Lindblad Expeditions Holdings (b)	124,865	1,896,699
Luby's, Inc. (b)	53,936	108,951
Marriott Vacations Worldwide Corp. (a)	106,632	12,689,208
Monarch Casino & Resort, Inc. (b)	51,970	2,445,189
Nathan's Famous, Inc.	14,061	1,247,211
Noodles & Co. (a)(b)	179,808	2,211,638
Papa John's International, Inc. (a)	104,923	4,839,049
Papa Murphy's Holdings, Inc. (a)(b)	42,478	235,753
Peak Resorts, Inc.	18,552	94,615
Penn National Gaming, Inc. (a)(b)	374,892	12,918,778
Pinnacle Entertainment, Inc. (b)	245,051	8,390,546
Planet Fitness, Inc. (b)	391,065	20,089,009
Playa Hotels & Resorts NV (b)	307,268	3,174,078
PlayAGS, Inc. (a)(b)	100,762	3,228,414
Potbelly Corp. (a)(b)	109,327	1,481,381
Rave Restaurant Group, Inc. (a)(b)	27,004	34,835
RCI Hospitality Holdings, Inc.	40,076	1,299,665
Red Lion Hotels Corp. (b)	142,774	1,948,865
Red Robin Gourmet Burgers, Inc. (a)(b)	58,123	2,400,480
Red Rock Resorts, Inc.	313,105	10,219,747
Ruth's Hospitality Group, Inc.	138,050	4,251,940
Scientific Games Corp. Class A (a)(b)	240,593	7,289,968
SeaWorld Entertainment, Inc. (a)(b)	301,930	8,852,588
Shake Shack, Inc. Class A (a)(b)	91,352	5,522,228
Six Flags Entertainment Corp. (a)	343,574	23,208,424
Sonic Corp. (a)	167,298	5,999,306
Speedway Motorsports, Inc.	52,361	936,738
Texas Roadhouse, Inc. Class A	291,972	20,131,469
The Cheesecake Factory, Inc. (a)	191,688	10,192,051
The ONE Group Hospitality, Inc. (b)	64	202
Town Sports International Holdings, Inc. (a)(b)	117,611	1,076,141
U.S. Foods Holding Corp. (b)	610,625	19,900,269
Vail Resorts, Inc.	180,033	53,658,836
Wendy's Co.	793,027	13,996,927
Wingstop, Inc.	134,876	9,029,948
Wyndham Destinations, Inc.	438,771	19,393,678
Wyndham Hotels & Resorts, Inc.	448,589	25,457,426
Zoe's Kitchen, Inc. (a)(b)	84,372	1,155,896
		788,854,238
Household Durables - 1.0%
AV Homes, Inc. (a)(b)	48,545	1,041,290
Bassett Furniture Industries, Inc.	44,549	1,040,219
Beazer Homes U.S.A., Inc. (b)	161,535	2,069,263
Cavco Industries, Inc. (b)	38,753	9,509,986
Century Communities, Inc. (b)	107,446	3,142,796
Comstock Holding Companies, Inc. (a)(b)	5,255	14,714
CSS Industries, Inc.	38,366	532,520
Dixie Group, Inc. (b)	52,063	88,507
Emerson Radio Corp. (b)	23,944	34,958
Ethan Allen Interiors, Inc.	120,058	2,671,291
Flexsteel Industries, Inc.	27,568	983,626
GoPro, Inc. Class A (a)(b)	488,399	3,130,638
Green Brick Partners, Inc. (b)	126,138	1,318,142
Hamilton Beach Brands Holding Co. Class A	31,310	724,827
Helen of Troy Ltd. (b)	118,161	14,055,251
Hooker Furniture Corp.	53,135	2,234,327
Hovnanian Enterprises, Inc. Class A (a)(b)	570,695	890,284
Installed Building Products, Inc. (a)(b)	93,224	4,339,577
iRobot Corp. (a)(b)	123,457	14,012,370
KB Home	384,332	9,550,650
Koss Corp. (b)	1,363	4,961
La-Z-Boy, Inc.	210,116	6,986,357
LGI Homes, Inc. (a)(b)	82,020	4,724,352
Libbey, Inc.	99,416	977,259
Lifetime Brands, Inc.	49,035	571,258
Live Ventures, Inc. (a)(b)	13,437	139,207
M.D.C. Holdings, Inc.	197,575	6,263,128
M/I Homes, Inc. (b)	126,733	3,283,652
Meritage Homes Corp. (b)	168,966	7,290,883
New Home Co. LLC (a)(b)	56,015	491,812
Nova LifeStyle, Inc. (a)(b)	94,559	168,315
NVR, Inc. (b)	15,014	40,064,108
Roku, Inc. Class A (a)	197,461	11,746,955
Skyline Champion Corp. (a)	37,140	1,073,717
Taylor Morrison Home Corp. (b)	490,101	9,537,365
Tempur Sealy International, Inc. (a)(b)	205,288	11,370,902
Toll Brothers, Inc.	620,900	22,495,207
TopBuild Corp. (b)	158,127	9,848,150
TRI Pointe Homes, Inc. (a)(b)	696,854	10,097,414
Tupperware Brands Corp.	232,323	7,555,144
Turtle Beach Corp. (a)(b)	30,978	709,706
Universal Electronics, Inc. (b)	64,631	2,792,059
Vuzix Corp. (a)(b)	105,859	688,084
William Lyon Homes, Inc. (b)	130,949	2,562,672
Zagg, Inc. (b)	126,039	2,041,832
		234,869,735
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (b)	149,584	1,802,487
Blue Apron Holdings, Inc. Class A (a)(b)	167,209	337,762
CafePress, Inc. (b)	18,525	23,527
Duluth Holdings, Inc. (a)(b)	50,523	1,462,136
EVINE Live, Inc. (b)	202,505	259,206
FTD Companies, Inc. (b)	72,589	259,869
Gaia, Inc. Class A (b)	63,495	1,111,163
Groupon, Inc. (a)(b)	1,799,969	7,685,868
Lands' End, Inc. (a)(b)	79,744	2,049,421
Liberty Expedia Holdings, Inc. (b)	243,141	11,220,957
Liberty Interactive Corp. QVC Group Series A (b)	1,997,862	41,535,551
Liberty TripAdvisor Holdings, Inc. (a)(b)	321,787	5,100,324
NutriSystem, Inc. (a)	131,713	4,873,381
Overstock.com, Inc. (a)(b)	91,080	2,659,536
PetMed Express, Inc. (a)	90,589	3,323,710
Shutterfly, Inc. (a)(b)	146,417	11,373,673
U.S. Auto Parts Network, Inc. (b)	61,593	89,926
Wayfair LLC Class A (a)(b)	193,361	26,136,606
		121,305,103
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	234,376	3,288,295
Brunswick Corp.	392,116	26,044,345
Callaway Golf Co.	434,031	9,900,247
Clarus Corp.	96,677	1,000,607
Escalade, Inc.	32,990	438,767
JAKKS Pacific, Inc. (a)(b)	84,913	216,528
Johnson Outdoors, Inc. Class A	26,035	2,636,825
Malibu Boats, Inc. Class A (b)	91,698	4,420,761
Marine Products Corp.	24,746	486,011
MCBC Holdings, Inc. (b)	80,733	2,225,809
Nautilus, Inc. (b)	139,378	2,041,888
Polaris Industries, Inc.	261,830	28,395,464
Sturm, Ruger & Co., Inc. (a)	79,114	5,178,011
Summer Infant, Inc. (b)	36,722	70,506
Vista Outdoor, Inc. (a)(b)	255,466	4,718,457
		91,062,521
Media - 2.6%
A.H. Belo Corp. Class A	69,528	305,923
Alliance MMA, Inc. (a)(b)	30,530	9,159
Altice U.S.A., Inc. Class A	533,044	9,552,148
AMC Entertainment Holdings, Inc. Class A	228,936	4,361,231
AMC Networks, Inc. Class A (a)(b)	204,624	12,852,433
Ballantyne of Omaha, Inc. (b)	46,879	203,924
Beasley Broadcast Group, Inc. Class A	15,847	119,645
Cable One, Inc. (a)	20,703	17,343,731
Central European Media Enterprises Ltd. Class A (a)(b)	429,345	1,631,511
Cinedigm Corp. (a)(b)	23,291	29,114
Cinemark Holdings, Inc.	473,165	17,658,518
Clear Channel Outdoor Holding, Inc. Class A	150,322	683,965
Daily Journal Corp. (a)(b)	4,233	1,009,359
E.W. Scripps Co. Class A	255,555	3,748,992
Emmis Communications Corp. Class A (b)	24,302	123,454
Entercom Communications Corp. Class A (a)	620,104	4,867,816
Entravision Communication Corp. Class A	275,793	1,447,913
Fluent, Inc. (a)(b)	178,990	429,576
Gannett Co., Inc.	504,935	5,190,732
GCI Liberty, Inc. (b)	452,051	22,186,663
Global Eagle Entertainment, Inc. (a)(b)	266,502	708,895
Gray Television, Inc. (b)	346,794	6,051,555
Harte-Hanks, Inc. (b)	20,159	173,166
Hemisphere Media Group, Inc. (b)	92,913	1,272,908
Insignia Systems, Inc. (b)	22,471	48,987
John Wiley & Sons, Inc. Class A	208,990	13,490,305
Lee Enterprises, Inc. (a)(b)	220,079	627,225
Liberty Broadband Corp.:
Class A (a)(b)	155,935	12,630,735
Class C (b)	639,047	51,820,321
Liberty Global PLC:
Class A (b)	968,528	25,966,236
Class C (a)(b)	2,677,538	69,321,459
Liberty Latin America Ltd. (a)(b)	539,966	10,599,533
Liberty Latin America Ltd. Class A (a)(b)	192,335	3,790,923
Liberty Media Corp.:
Liberty Braves Class A (b)	50,029	1,334,774
Liberty Braves Class C (a)(b)	148,739	3,951,995
Liberty Formula One Group Series C (b)	885,276	32,719,801
Liberty Media Class A (a)(b)	133,732	4,677,945
Liberty SiriusXM Series A (b)	436,353	20,395,139
Liberty SiriusXM Series C (b)	684,888	32,217,132
Lions Gate Entertainment Corp.:
Class A (a)	266,609	6,270,644
Class B (a)	524,665	11,778,729
Live Nation Entertainment, Inc. (a)(b)	610,005	30,305,048
LiveXLive Media, Inc. (a)(b)	104,452	529,572
Loral Space & Communications Ltd. (a)(b)	54,083	2,398,581
Marcus Corp.	88,925	3,610,355
Meredith Corp.	177,041	9,144,168
MSG Network, Inc. Class A (a)(b)	281,615	6,843,245
National CineMedia, Inc.	271,241	2,468,293
New Media Investment Group, Inc.	282,428	4,490,605
Nexstar Broadcasting Group, Inc. Class A (a)	201,548	16,526,936
NTN Communications, Inc. (a)(b)	20,786	103,564
Reading International, Inc. Class A (b)	94,967	1,528,969
RLJ Entertainment, Inc. (b)	84,322	527,013
Saga Communications, Inc. Class A	17,067	648,546
Salem Communications Corp. Class A	38,194	147,047
Scholastic Corp.	121,503	5,107,986
Sinclair Broadcast Group, Inc. Class A	338,987	9,813,674
Sirius XM Holdings, Inc. (a)	6,382,464	45,315,494
Social Reality, Inc. (a)(b)	34,667	150,455
SPAR Group, Inc. (a)(b)	143,038	145,899
Tegna, Inc.	974,297	11,340,817
The Madison Square Garden Co. (b)	73,987	22,339,635
The McClatchy Co. Class A (a)(b)	20,452	184,068
The New York Times Co. Class A (a)	574,286	13,380,864
Townsquare Media, Inc.	39,720	354,700
Tribune Media Co. Class A	317,294	11,704,976
tronc, Inc. (b)	114,154	1,883,541
Urban One, Inc. Class D (non-vtg.) (b)	112,382	247,240
World Wrestling Entertainment, Inc. Class A (a)	177,463	15,512,041
		630,357,546
Multiline Retail - 0.2%
Big Lots, Inc. (a)	188,705	8,123,750
Dillard's, Inc. Class A (a)	88,484	6,953,073
Fred's, Inc. Class A (a)	145,522	248,843
JC Penney Corp., Inc. (a)(b)	1,391,260	2,462,530
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	220,892	19,239,693
Sears Holdings Corp. (a)(b)	137,613	184,401
Tuesday Morning Corp. (a)(b)	191,458	583,947
		37,796,237
Specialty Retail - 1.9%
Aaron's, Inc. Class A	277,390	13,791,831
Abercrombie & Fitch Co. Class A	305,387	6,617,736
America's Car Mart, Inc. (b)	32,267	2,692,681
American Eagle Outfitters, Inc.	748,803	19,438,926
Appliance Recycling Centers of America, Inc. (b)	2,912	3,116
Armstrong Flooring, Inc. (b)	107,523	1,882,728
Asbury Automotive Group, Inc. (b)	79,754	5,941,673
Ascena Retail Group, Inc. (a)(b)	760,695	3,483,983
At Home Group, Inc. (a)(b)	114,088	3,925,768
AutoNation, Inc. (a)(b)	260,707	11,823,062
Barnes & Noble Education, Inc. (b)	167,418	1,001,160
Barnes & Noble, Inc. (a)	282,172	1,481,403
Bed Bath & Beyond, Inc.	623,918	11,193,089
Big 5 Sporting Goods Corp. (a)	96,400	549,480
Blink Charging Co. (a)	48,416	154,447
Boot Barn Holdings, Inc. (a)(b)	120,662	3,611,414
Build-A-Bear Workshop, Inc. (b)	60,976	560,979
Burlington Stores, Inc. (b)	301,209	50,657,330
Caleres, Inc.	201,174	8,143,524
Camping World Holdings, Inc. (a)	137,047	2,838,243
Cars.com, Inc. (a)(b)	323,274	8,699,303
Chico's FAS, Inc.	569,523	5,194,050
Christopher & Banks Corp. (a)(b)	139,716	136,922
Citi Trends, Inc.	68,267	2,112,181
Conn's, Inc. (a)(b)	121,175	4,968,175
Destination Maternity Corp. (a)(b)	70,933	356,084
Destination XL Group, Inc. (a)(b)	161,954	445,374
DGSE Companies, Inc. (a)(b)	6,800	4,552
Dick's Sporting Goods, Inc. (a)	344,167	12,885,612
DSW, Inc. Class A (a)	318,244	10,584,795
Express, Inc. (a)(b)	350,263	3,929,951
Five Below, Inc. (a)(b)	247,751	28,855,559
Floor & Decor Holdings, Inc. Class A (a)(b)	200,563	7,372,696
Francesca's Holdings Corp. (a)(b)	161,057	1,011,438
GameStop Corp. Class A (a)	446,525	5,925,387
Genesco, Inc. (a)(b)	87,079	4,427,967
GNC Holdings, Inc. Class A (a)(b)	305,807	948,002
Group 1 Automotive, Inc.	90,525	6,978,572
Guess?, Inc.	267,769	6,560,341
Haverty Furniture Companies, Inc.	83,237	1,839,538
Hibbett Sports, Inc. (a)(b)	85,321	1,753,347
InfoSonics Corp. (b)	1,646	6,090
Kirkland's, Inc. (a)(b)	63,574	577,888
Lithia Motors, Inc. Class A (sub. vtg.) (a)	107,785	9,312,624
Lumber Liquidators Holdings, Inc. (a)(b)	123,416	2,151,141
MarineMax, Inc. (b)	98,126	2,207,835
Michaels Companies, Inc. (a)(b)	488,557	8,300,583
Monro, Inc. (a)	147,644	10,475,342
Murphy U.S.A., Inc. (a)(b)	136,733	11,346,104
New York & Co., Inc. (a)(b)	121,608	553,316
Office Depot, Inc.	2,271,839	7,610,661
Party City Holdco, Inc. (a)(b)	120,567	1,850,703
Penske Automotive Group, Inc. (a)	160,272	8,435,115
Pier 1 Imports, Inc. (a)	329,915	607,044
Rent-A-Center, Inc. (a)(b)	242,006	3,567,168
RH (a)(b)	85,455	13,587,345
Sally Beauty Holdings, Inc. (a)(b)	544,765	8,389,381
Sears Hometown & Outlet Stores, Inc. (a)(b)	47,413	142,239
Shoe Carnival, Inc.	48,930	2,175,428
Signet Jewelers Ltd. (a)	263,848	16,939,042
Sleep Number Corp. (a)(b)	167,458	5,643,335
Sonic Automotive, Inc. Class A (sub. vtg.)	106,428	2,288,202
Sportsman's Warehouse Holdings, Inc. (a)(b)	164,128	937,171
Stage Stores, Inc. (a)	125,887	264,363
Stein Mart, Inc. (a)(b)	118,280	275,592
Tailored Brands, Inc. (a)	217,999	5,131,696
Tandy Leather Factory, Inc. (b)	3,017	22,778
The Buckle, Inc. (a)	131,998	3,398,949
The Cato Corp. Class A (sub. vtg.)	109,621	2,351,370
The Children's Place Retail Stores, Inc.	73,993	10,414,515
The Container Store Group, Inc. (b)	73,884	834,889
Tile Shop Holdings, Inc.	171,080	1,308,762
Tilly's, Inc.	62,718	1,475,127
Trans World Entertainment Corp. (b)	28,580	26,582
Urban Outfitters, Inc. (b)	353,862	16,447,506
Vitamin Shoppe, Inc. (a)(b)	108,281	1,385,997
Williams-Sonoma, Inc. (a)	344,633	24,203,576
Winmark Corp.	8,866	1,322,807
Zumiez, Inc. (b)	82,415	2,567,227
		453,317,912
Textiles, Apparel & Luxury Goods - 1.0%
Carbon Black, Inc. (a)	40,598	1,028,347
Carter's, Inc.	209,977	22,242,864
Charles & Colvard Ltd. (a)(b)	44,254	45,582
Cherokee, Inc. (a)(b)	50,362	43,311
Columbia Sportswear Co.	140,596	12,752,057
Crocs, Inc. (a)(b)	310,259	6,409,951
Crown Crafts, Inc.	2,186	12,788
Culp, Inc.	43,649	1,106,502
Deckers Outdoor Corp. (b)	136,070	16,578,769
Delta Apparel, Inc. (b)	25,017	464,065
Differential Brands Group, Inc. (a)(b)	60,189	290,111
Emerald Expositions Events, Inc.	111,911	1,748,050
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	28,450
Fossil Group, Inc. (a)(b)	195,270	4,426,771
G-III Apparel Group Ltd. (a)(b)	188,127	8,556,016
Goosehead Insurance (a)	44,880	1,392,178
Iconix Brand Group, Inc. (a)(b)	269,342	94,270
J.Jill, Inc. (a)(b)	69,488	419,708
Lakeland Industries, Inc. (b)	24,080	317,856
lululemon athletica, Inc. (b)	426,554	66,086,011
Movado Group, Inc.	70,492	3,002,959
Naked Brand Group, Inc. (a)(b)	6,834	27,883
Newmark Group, Inc.	559,816	7,193,636
Oxford Industries, Inc.	76,738	7,143,540
Perry Ellis International, Inc. (b)	59,963	1,650,781
PetIQ, Inc. Class A (a)(b)	29,036	1,137,050
Rocky Brands, Inc.	31,092	937,424
Sequential Brands Group, Inc. (a)(b)	181,557	326,803
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	610,234	17,989,698
Steven Madden Ltd.	237,240	13,795,506
Stitch Fix, Inc. (a)(b)	64,803	2,629,706
Superior Group of Companies, Inc.	29,984	568,197
Switch, Inc. Class A (a)	171,537	1,982,968
TPG RE Finance Trust, Inc.	197,654	4,081,555
Unifi, Inc. (b)	78,142	2,485,697
Vera Bradley, Inc. (b)	94,414	1,384,109
Vince Holding Corp. (a)(b)	13,170	277,755
Wolverine World Wide, Inc.	426,756	16,720,300
		227,379,224

TOTAL CONSUMER DISCRETIONARY		3,349,752,384

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (b)	39,145	11,866,807
Castle Brands, Inc. (a)(b)	349,780	402,247
Celsius Holdings, Inc. (a)(b)	62,275	284,597
Coca-Cola Bottling Co. Consolidated	21,283	3,608,745
Craft Brew Alliance, Inc. (b)	47,928	908,236
Keurig Dr. Pepper, Inc.	800,642	18,254,638
MGP Ingredients, Inc. (a)	56,066	4,323,249
National Beverage Corp. (a)	52,602	6,198,620
New Age Beverages Corp. (a)(b)	90,017	133,225
Primo Water Corp. (b)	153,485	3,069,700
REED'S, Inc. (a)(b)	70,567	232,871
		49,282,935
Food & Staples Retailing - 0.5%
Andersons, Inc.	119,001	4,861,191
Casey's General Stores, Inc. (a)	168,046	19,185,812
Chefs' Warehouse Holdings (a)(b)	95,703	2,813,668
Ingles Markets, Inc. Class A	61,881	2,224,622
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,028	815,763
Performance Food Group Co. (b)	382,166	12,649,695
PriceSmart, Inc. (a)	102,329	8,887,274
Rite Aid Corp. (a)(b)	4,796,382	6,571,043
Smart & Final Stores, Inc. (a)(b)	129,757	908,299
SpartanNash Co.	163,229	3,484,939
Sprouts Farmers Market LLC (b)	554,974	14,690,162
SUPERVALU, Inc. (b)	175,843	5,677,970
United Natural Foods, Inc. (a)(b)	221,922	7,880,450
Village Super Market, Inc. Class A	35,891	1,047,299
Weis Markets, Inc.	74,984	3,493,505
Welbilt, Inc. (a)(b)	624,906	13,829,170
		109,020,862
Food Products - 1.4%
Alico, Inc.	12,431	401,521
Arcadia Biosciences, Inc. (b)	2,224	15,234
B&G Foods, Inc. Class A (a)	295,011	9,425,601
Bunge Ltd.	629,194	40,885,026
Cal-Maine Foods, Inc.	132,202	6,537,389
Calavo Growers, Inc. (a)	70,040	7,413,734
Coffee Holding Co., Inc. (b)	18,589	94,990
Darling International, Inc. (b)	744,036	14,717,032
Dean Foods Co. (a)	403,110	3,071,698
Farmer Brothers Co. (a)(b)	50,454	1,463,166
Flowers Foods, Inc.	837,902	16,883,725
Fresh Del Monte Produce, Inc.	150,807	5,646,214
Freshpet, Inc. (a)(b)	111,119	4,128,071
Hostess Brands, Inc. Class A (a)(b)	352,939	4,150,563
Ingredion, Inc.	323,089	32,654,605
J&J Snack Foods Corp.	66,998	9,748,209
John B. Sanfilippo & Son, Inc.	40,025	2,924,627
Lamb Weston Holdings, Inc.	650,730	43,989,348
Lancaster Colony Corp.	90,080	14,076,802
Landec Corp. (b)	118,257	1,590,557
Lifeway Foods, Inc. (b)	26,937	96,973
Limoneira Co.	63,181	1,949,134
nLIGHT, Inc. (b)	27,693	853,221
Pilgrim's Pride Corp. (a)(b)	240,755	4,451,560
Pinnacle Foods, Inc.	522,687	34,716,871
Post Holdings, Inc. (a)(b)	298,955	29,076,363
RiceBran Technologies (a)(b)	31,606	103,036
Rocky Mountain Chocolate Factory, Inc.	2,945	30,039
S&W Seed Co. (a)(b)	43,975	140,720
Sanderson Farms, Inc. (a)	90,912	9,614,853
Seaboard Corp.	1,246	4,591,236
Seneca Foods Corp. Class A (b)	29,562	954,853
The Hain Celestial Group, Inc. (a)(b)	465,870	13,305,247
The Simply Good Foods Co. (a)(b)	239,761	4,315,698
Tootsie Roll Industries, Inc. (a)	90,278	2,600,006
TreeHouse Foods, Inc. (a)(b)	253,310	13,197,451
		339,815,373
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	231,435	8,408,034
Energizer Holdings, Inc.	265,351	16,873,670
Funko, Inc. (a)(b)	53,219	1,352,827
Ocean Bio-Chem, Inc.	25,804	106,571
Oil-Dri Corp. of America	22,258	904,788
Orchids Paper Products Co. (a)(b)	39,941	146,583
Spectrum Brands Holdings, Inc. (a)	212,444	18,450,761
WD-40 Co. (a)	61,978	10,997,996
		57,241,230
Personal Products - 0.4%
Avon Products, Inc. (a)(b)	1,977,598	3,955,196
CCA Industries, Inc. (b)	3,026	8,624
Cyanotech Corp. (b)	3,737	13,453
Edgewell Personal Care Co. (a)(b)	240,900	13,603,623
elf Beauty, Inc. (a)(b)	100,515	1,396,153
Herbalife Nutrition Ltd. (b)	514,818	29,133,551
Inter Parfums, Inc.	78,674	5,137,412
LifeVantage Corp. (a)(b)	57,355	720,379
Mannatech, Inc.	4,435	83,600
MediFast, Inc.	47,085	10,770,694
MYOS Corp. (a)(b)	833	1,100
Natural Alternatives International, Inc. (b)	19,731	187,445
Natural Health Trends Corp. (a)	30,320	802,570
Nature's Sunshine Products, Inc. (b)	31,350	282,150
Nu Skin Enterprises, Inc. Class A	248,893	19,811,883
Reliv International, Inc. (b)	1,499	7,345
Revlon, Inc. (a)(b)	47,986	1,043,696
United-Guardian, Inc.	5,904	108,338
USANA Health Sciences, Inc. (b)	52,016	6,863,511
Veru, Inc. (a)(b)	71,284	141,855
		94,072,578
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	460,359	1,247,573
Alliance One International, Inc. (a)(b)	38,644	683,999
Turning Point Brands, Inc. (a)	33,366	1,123,100
Universal Corp.	113,060	6,760,988
Vector Group Ltd. (a)	473,473	7,353,036
		17,168,696

TOTAL CONSUMER STAPLES		666,601,674

ENERGY - 4.3%
Energy Equipment & Services - 1.1%
ACM Research, Inc. (a)(b)	36,968	521,618
Archrock, Inc.	593,191	7,503,866
Aspen Aerogels, Inc. (b)	83,435	403,825
Basic Energy Services, Inc. (b)	98,791	875,288
Bristow Group, Inc. (a)(b)	139,892	1,533,216
C&J Energy Services, Inc. (b)	291,885	6,114,991
Carbo Ceramics, Inc. (a)(b)	108,759	940,765
Core Laboratories NV (a)	194,832	22,318,006
Dawson Geophysical Co. (a)	86,896	538,755
Diamond Offshore Drilling, Inc. (a)(b)	281,291	4,900,089
Dril-Quip, Inc. (a)(b)	170,524	8,978,089
EcoStim Energy Solutions, Inc. (b)	45,009	18,773
ENGlobal Corp. (b)	48,611	50,555
Ensco PLC Class A (a)	1,938,236	13,257,534
Enservco Corp. (a)(b)	76,307	50,370
Era Group, Inc. (b)	74,312	887,285
Exterran Corp. (b)	142,998	3,916,715
Forum Energy Technologies, Inc. (b)	346,649	4,142,456
Frank's International NV (a)	279,786	2,470,510
FTS International, Inc. (b)	109,598	1,208,866
Geospace Technologies Corp. (a)(b)	61,378	867,271
Gulf Island Fabrication, Inc.	50,167	474,078
GulfMark Offshore, Inc. (a)(b)	15,982	583,343
Helix Energy Solutions Group, Inc. (b)	626,995	5,868,673
Hornbeck Offshore Services, Inc. (b)	145,542	641,840
Independence Contract Drilling, Inc. (b)	124,870	545,682
ION Geophysical Corp. (a)(b)	42,726	766,932
Key Energy Services, Inc. (b)	46,431	620,318
Liberty Oilfield Services, Inc. Class A (a)	46,862	920,370
Mammoth Energy Services, Inc.	44,896	1,233,742
Matrix Service Co. (b)	122,152	2,552,977
McDermott International, Inc. (a)(b)	798,344	15,439,973
Mitcham Industries, Inc. (b)	40,167	160,668
Nabors Industries Ltd.	1,575,166	9,718,774
Natural Gas Services Group, Inc. (b)	51,774	1,144,205
NCS Multistage Holdings, Inc. (a)(b)	46,570	757,694
Newpark Resources, Inc. (a)(b)	395,660	4,154,430
Noble Corp. (a)(b)	1,104,992	6,740,451
Oceaneering International, Inc. (a)	453,391	12,817,364
Oil States International, Inc. (b)	276,237	9,350,622
Parker Drilling Co. (a)(b)	37,424	147,451
Patterson-UTI Energy, Inc.	992,917	17,008,668
PHI, Inc. (non-vtg.) (b)	45,577	371,453
Pioneer Energy Services Corp. (b)	357,373	1,143,594
Profire Energy, Inc. (a)(b)	143,347	408,539
Quintana Energy Services, Inc. (a)(b)	65,953	516,412
Ranger Energy Services, Inc. Class A	20,663	172,536
RigNet, Inc. (b)	51,505	839,532
Rowan Companies PLC (a)(b)	497,230	6,981,109
RPC, Inc. (a)	275,755	3,772,328
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(c)	42	0
warrants 7/27/21 (b)(c)	42	0
SEACOR Holdings, Inc. (b)	78,739	4,051,122
SEACOR Marine Holdings, Inc. (a)(b)	69,485	1,423,053
Smart Sand, Inc. (a)(b)	100,045	498,224
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	89,140	1,534,991
Superior Energy Services, Inc. (a)(b)	704,690	6,342,210
Synthesis Energy Systems, Inc. (a)(b)	30,310	75,775
TETRA Technologies, Inc. (b)	568,895	2,611,228
Tidewater, Inc. (a)(b)	106,388	3,404,416
Transocean Ltd. (United States) (a)(b)	1,934,998	23,432,826
U.S. Silica Holdings, Inc. (a)	352,315	7,465,555
Unit Corp. (b)	250,344	6,581,544
Weatherford International PLC (a)(b)	4,437,915	10,739,754
		255,513,299
Oil, Gas & Consumable Fuels - 3.2%
Abraxas Petroleum Corp. (b)	751,149	1,690,085
Adams Resources & Energy, Inc.	9,725	446,378
Aemetis, Inc. (b)	43,473	53,907
Alta Mesa Resources, Inc. Class A (a)(b)	522,555	2,476,911
Amyris, Inc. (b)	131,911	1,183,242
Antero Resources Corp. (a)(b)	957,852	17,729,841
Approach Resources, Inc. (a)(b)	207,929	449,127
Arch Coal, Inc.	92,704	8,220,064
Barnwell Industries, Inc. (b)	11,088	21,622
Bonanza Creek Energy, Inc. (b)	94,040	2,915,240
California Resources Corp. (a)(b)	194,938	8,097,725
Callon Petroleum Co. (a)(b)	1,004,425	11,350,003
Carrizo Oil & Gas, Inc. (b)	388,505	9,409,591
Centennial Resource Development, Inc. Class A (a)(b)	780,268	15,035,764
Centrus Energy Corp. Class A (a)(b)	21,753	49,597
Cheniere Energy, Inc. (b)	925,356	61,934,077
Chesapeake Energy Corp. (a)(b)	4,038,948	17,892,540
Clean Energy Fuels Corp. (b)	599,821	1,649,508
Cloud Peak Energy, Inc. (b)	343,710	811,156
CNX Resources Corp. (b)	869,470	13,859,352
Comstock Resources, Inc. (b)	58,734	568,545
CONSOL Energy, Inc. (b)	110,230	4,728,867
Contango Oil & Gas Co. (a)(b)	110,727	756,265
Continental Resources, Inc. (a)(b)	383,933	25,320,381
CVR Energy, Inc.	130,096	4,950,153
Delek U.S. Holdings, Inc.	336,903	18,361,214
Denbury Resources, Inc. (a)(b)	1,782,250	9,927,133
Diamondback Energy, Inc. (a)	440,444	53,328,960
Dorian Lpg Ltd. (b)	132,893	1,012,645
Earthstone Energy, Inc. (b)	106,067	888,841
Eclipse Resources Corp. (a)(b)	466,049	666,450
Energen Corp. (b)	435,946	33,807,612
Energy XXI Gulf Coast, Inc. (b)	160,349	1,451,158
EP Energy Corp. (a)(b)	190,722	333,764
Evolution Petroleum Corp.	129,483	1,301,304
Extraction Oil & Gas, Inc. (a)(b)	573,298	6,621,592
Gastar Exploration, Inc. (a)(b)	751,204	59,420
Gevo, Inc. (a)(b)	20,550	79,118
Goodrich Petroleum Corp. (a)(b)	27,152	379,856
Green Plains, Inc.	176,797	3,138,147
Gulfport Energy Corp. (a)(b)	691,671	8,134,051
Halcon Resources Corp. (a)(b)	695,628	3,185,976
Hallador Energy Co.	76,925	470,012
Highpoint Resources, Inc. (b)	434,873	2,396,150
Houston American Energy Corp. (a)(b)	96,963	21,817
International Seaways, Inc. (a)(b)	131,702	2,702,525
Isramco, Inc. (b)	3,432	400,514
Jagged Peak Energy, Inc. (a)(b)	149,435	1,974,036
Jones Energy, Inc. (b)	295,544	97,530
Kosmos Energy Ltd. (a)(b)	1,089,883	9,852,542
Laredo Petroleum, Inc. (a)(b)	570,943	4,733,117
Lilis Energy, Inc. (a)(b)	175,925	935,921
Lonestar Resources U.S., Inc. (a)(b)	94,981	863,377
Matador Resources Co. (a)(b)	463,546	15,176,496
Mexco Energy Corp. (b)	2,080	10,504
Midstates Petroleum Co., Inc. (b)	108,910	1,266,623
Murphy Oil Corp.	723,796	22,314,631
NACCO Industries, Inc. Class A	20,158	708,554
Nextdecade Corp. (a)(b)	57,546	390,737
Nine Energy Service, Inc. (b)	40,660	1,218,987
Northern Oil & Gas, Inc. (a)(b)	940,917	3,246,164
Oasis Petroleum, Inc. (a)(b)	1,181,945	15,908,980
Overseas Shipholding Group, Inc. (b)	199,656	684,820
Pacific Ethanol, Inc. (b)	154,515	285,853
Panhandle Royalty Co. Class A	84,554	1,576,932
Par Pacific Holdings, Inc. (a)(b)	118,042	2,397,433
Parsley Energy, Inc. Class A (b)	1,147,417	31,863,770
PBF Energy, Inc. Class A	528,151	27,421,600
PDC Energy, Inc. (b)	293,262	15,451,975
Peabody Energy Corp.	451,615	18,656,216
Pedevco Corp. (a)(b)	6,070	14,386
Penn Virginia Corp. (b)	62,543	5,562,574
PrimeEnergy Corp. (b)	4,446	329,004
QEP Resources, Inc. (b)	1,061,472	10,582,876
Ramaco Resources, Inc. (b)	23,222	184,615
Range Resources Corp. (a)	1,007,119	16,536,894
Renewable Energy Group, Inc. (a)(b)	150,758	4,062,928
Resolute Energy Corp. (a)(b)	89,891	2,962,807
Rex American Resources Corp. (b)	25,663	2,067,925
Ring Energy, Inc. (b)	246,884	2,913,231
Sanchez Energy Corp. (a)(b)	332,605	874,751
SandRidge Energy, Inc. (b)	160,445	2,544,658
SemGroup Corp. Class A (a)	314,015	7,599,163
SilverBow Resources, Inc. (b)	24,454	754,650
SM Energy Co.	457,563	13,768,071
Southwestern Energy Co. (a)(b)	2,283,668	12,834,214
SRC Energy, Inc. (a)(b)	1,100,977	10,250,096
Talos Energy, Inc. (a)(b)	90,661	3,129,618
Targa Resources Corp.	983,076	54,137,995
Tellurian, Inc. (a)(b)	413,703	4,000,508
Tengasco, Inc. (a)(b)	71,660	78,109
Torchlight Energy Resources, Inc. (a)(b)	215,751	252,429
TransAtlantic Petroleum Ltd. (b)	78,088	135,092
U.S. Energy Corp. (b)	16,279	15,188
Ultra Petroleum Corp. (a)(b)	838,228	1,098,079
Uranium Energy Corp. (a)(b)	628,474	1,074,691
VAALCO Energy, Inc. (b)	270,263	654,036
Vertex Energy, Inc. (a)(b)	53,517	68,502
W&T Offshore, Inc. (a)(b)	415,454	2,812,624
Westwater Resources, Inc. (a)(b)	149,006	32,826
Whiting Petroleum Corp. (b)	403,892	20,562,142
WildHorse Resource Development Corp. (a)(b)	103,071	2,240,764
World Fuel Services Corp.	306,077	8,579,338
WPX Energy, Inc. (b)	1,766,471	33,686,602
Yuma Energy, Inc. (a)(b)	5,206	1,426
Zion Oil & Gas, Inc. (a)(b)	251,977	466,157
		764,173,967

TOTAL ENERGY		1,019,687,266

FINANCIALS - 16.3%
Banks - 6.9%
1st Constitution Bancorp	41,322	873,960
1st Source Corp.	81,005	4,535,470
Access National Corp.	64,833	1,759,568
ACNB Corp.	16,821	602,192
Allegiance Bancshares, Inc. (b)	66,951	2,982,667
American National Bankshares, Inc.	27,639	1,137,345
American River Bankshares	8,078	122,139
Ameris Bancorp	190,625	9,464,531
AmeriServ Financial, Inc.	14,455	65,770
Ames National Corp.	26,775	809,944
Anchor Bancorp (b)	7,890	226,049
Arrow Financial Corp.	58,535	2,303,352
Associated Banc-Corp.	750,374	20,447,692
Atlantic Capital Bancshares, Inc. (b)	115,417	2,106,360
Auburn National Bancorp., Inc. (a)	3,468	160,915
Banc of California, Inc.	183,876	3,705,101
BancFirst Corp.	82,079	5,236,640
Bancorp, Inc., Delaware (b)	249,200	2,499,476
BancorpSouth Bank	379,712	13,213,978
Bank of Commerce Holdings	96,497	1,244,811
Bank of Hawaii Corp.	186,091	15,469,745
Bank of Marin Bancorp	25,314	2,231,429
Bank of South Carolina Corp.	11,084	224,451
Bank of the Ozarks, Inc.	538,836	21,801,305
BankUnited, Inc.	467,041	18,116,520
Bankwell Financial Group, Inc.	40,214	1,266,741
Banner Corp.	145,508	9,360,530
Bar Harbor Bankshares	71,268	2,098,843
BayCom Corp.	26,266	688,169
BCB Bancorp, Inc.	54,338	806,919
Berkshire Hills Bancorp, Inc.	168,406	7,115,154
Blue Hills Bancorp, Inc.	127,338	2,928,774
BOK Financial Corp. (a)	111,501	11,434,428
Boston Private Financial Holdings, Inc.	388,534	5,614,316
Bridge Bancorp, Inc.	81,088	2,838,080
Bridgewater Bancshares, Inc. (b)	45,165	580,822
Brookline Bancorp, Inc., Delaware	361,471	6,560,699
Bryn Mawr Bank Corp.	89,371	4,361,305
Byline Bancorp, Inc. (b)	76,972	1,757,271
C & F Financial Corp.	11,195	697,449
Cadence Bancorp Class A	276,062	7,798,752
Cambridge Bancorp	17,006	1,522,547
Camden National Corp.	71,787	3,283,537
Capital City Bank Group, Inc.	61,468	1,507,195
Capstar Financial Holdings, Inc.	25,642	447,966
Carolina Financial Corp.	91,528	3,766,377
Cathay General Bancorp	339,787	14,372,990
CB Financial Services, Inc. (a)	33,968	1,090,373
CBTX, Inc.	16,626	608,013
Centerstate Banks of Florida, Inc.	278,067	8,514,412
Central Pacific Financial Corp.	134,564	3,812,198
Central Valley Community Bancorp	60,316	1,303,429
Century Bancorp, Inc. Class A (non-vtg.)	8,217	585,461
Chemical Financial Corp.	319,915	18,273,545
Chemung Financial Corp.	14,522	609,924
CIT Group, Inc.	525,384	28,496,828
Citizens & Northern Corp.	48,431	1,356,552
Citizens First Corp.	14,486	378,809
Citizens Holding Co.	12,415	287,407
City Holding Co.	74,480	6,038,838
Civista Bancshares, Inc. (a)	42,413	1,012,822
CNB Financial Corp., Pennsylvania	60,038	1,850,972
CoBiz, Inc.	216,423	4,988,550
Codorus Valley Bancorp, Inc.	34,290	1,072,934
Colony Bankcorp, Inc.	4,434	78,038
Columbia Banking Systems, Inc.	336,238	14,206,056
Commerce Bancshares, Inc.	422,734	30,039,478
Community Bank System, Inc. (a)	225,113	14,886,723
Community Bankers Trust Corp. (b)	168,702	1,526,753
Community Financial Corp.	16,416	546,653
Community Trust Bancorp, Inc.	82,616	4,081,230
ConnectOne Bancorp, Inc.	132,927	3,276,651
County Bancorp, Inc.	24,663	616,082
Cullen/Frost Bankers, Inc.	255,893	28,375,975
Customers Bancorp, Inc. (b)	131,371	3,244,864
CVB Financial Corp.	471,007	11,327,718
DNB Financial Corp.	4,859	166,421
Eagle Bancorp, Inc. (b)	144,638	7,788,756
East West Bancorp, Inc.	642,243	40,711,784
Enterprise Bancorp, Inc.	36,527	1,313,876
Enterprise Financial Services Corp.	103,876	5,848,219
Equity Bancshares, Inc. (b)	64,821	2,631,084
Esquire Financial Holdings, Inc. (a)(b)	7,939	206,414
Evans Bancorp, Inc.	16,919	804,498
Farmers & Merchants Bancorp, Inc. (a)	29,003	1,319,346
Farmers National Banc Corp.	107,921	1,710,548
FCB Financial Holdings, Inc. Class A (b)	213,886	11,079,295
Fidelity Southern Corp.	96,099	2,335,206
Financial Institutions, Inc.	66,751	2,156,057
First Bancorp, North Carolina	134,516	5,612,008
First Bancorp, Puerto Rico (b)	821,139	7,184,966
First Bancshares, Inc.	48,628	1,996,179
First Bank Hamilton New Jersey	68,067	973,358
First Busey Corp.	198,698	6,368,271
First Business Finance Services, Inc.	36,856	816,729
First Choice Bancorp (a)	26,121	709,185
First Citizen Bancshares, Inc.	39,289	18,662,668
First Commonwealth Financial Corp.	444,756	7,449,663
First Community Bancshares, Inc.	64,497	2,165,164
First Community Corp. (a)	49,271	1,239,166
First Connecticut Bancorp, Inc.	62,668	1,986,576
First Financial Bancorp, Ohio	444,152	13,946,373
First Financial Bankshares, Inc. (a)	303,995	18,361,298
First Financial Corp., Indiana	55,531	2,857,070
First Financial Northwest, Inc.	38,007	663,602
First Foundation, Inc. (b)	137,798	2,229,572
First Hawaiian, Inc.	403,144	11,687,145
First Horizon National Corp.	1,454,904	26,799,332
First Internet Bancorp	42,622	1,340,462
First Interstate Bancsystem, Inc.	104,698	4,863,222
First Merchants Corp.	197,615	9,509,234
First Mid-Illinois Bancshares, Inc.	51,627	2,121,353
First Midwest Bancorp, Inc., Delaware	462,514	12,571,131
First Northwest Bancorp (b)	28,933	484,338
First of Long Island Corp.	106,229	2,315,792
First Republic Bank	721,744	73,321,973
First United Corp.	27,604	556,221
Flushing Financial Corp.	126,268	3,272,867
FNB Corp., Pennsylvania	1,466,878	19,729,509
Franklin Financial Network, Inc. (a)(b)	54,781	2,117,286
Fulton Financial Corp.	779,979	14,195,618
German American Bancorp, Inc.	95,319	3,583,041
Glacier Bancorp, Inc.	352,249	16,090,734
Glen Burnie Bancorp	18,315	221,612
Great Southern Bancorp, Inc.	57,496	3,409,513
Great Western Bancorp, Inc. (a)	260,236	11,330,675
Green Bancorp, Inc.	126,947	3,046,728
Guaranty Bancorp	110,960	3,467,500
Guaranty Bancshares, Inc. Texas	6,765	212,759
Hancock Whitney Corp.	388,458	20,025,010
Hanmi Financial Corp.	147,184	3,841,502
HarborOne Bancorp, Inc. (b)	136,954	2,699,363
Hawthorn Bancshares, Inc.	49,185	1,089,448
Heartland Financial U.S.A., Inc.	130,065	7,907,952
Heritage Commerce Corp.	172,265	2,728,678
Heritage Financial Corp., Washington (a)	131,818	4,784,993
Hilltop Holdings, Inc.	338,017	7,013,853
Home Bancshares, Inc.	705,416	16,513,789
HomeTrust Bancshares, Inc. (b)	80,547	2,319,754
Hope Bancorp, Inc.	564,668	9,887,337
Horizon Bancorp, Inc. Indiana	200,748	4,101,282
Howard Bancorp, Inc. (a)(b)	36,401	635,197
IBERIABANK Corp.	253,284	21,947,059
Independent Bank Corp.	95,135	2,373,618
Independent Bank Corp., Massachusetts	127,226	11,590,289
Independent Bank Group, Inc.	87,192	6,038,046
International Bancshares Corp.	247,235	11,582,960
Investar Holding Corp.	28,595	784,933
Investors Bancorp, Inc.	1,113,616	14,254,285
Lakeland Bancorp, Inc. (a)	197,458	3,810,939
Lakeland Financial Corp.	116,671	5,748,380
Landmark Bancorp, Inc.	38	1,110
LCNB Corp.	59,345	1,103,817
LegacyTexas Financial Group, Inc. (a)	202,262	9,358,663
Limestone Bancorp, Inc. (b)	9,708	145,620
Live Oak Bancshares, Inc. (a)	115,461	3,492,695
Luther Burbank Corp.	63,696	726,134
Macatawa Bank Corp.	89,652	1,117,960
Mackinac Financial Corp.	17,916	292,927
MB Financial, Inc.	377,720	18,304,311
MBT Financial Corp.	67,956	744,118
Mercantile Bank Corp.	82,951	2,937,295
Merchants Bancorp/IN	42,920	1,120,641
Metropolitan Bank Holding Corp. (b)	17,103	705,328
Mid Penn Bancorp, Inc. (a)	27,731	844,409
Middlefield Banc Corp.	13,083	648,917
Midland States Bancorp, Inc.	78,477	2,701,963
Midsouth Bancorp, Inc.	58,151	892,618
MidWestOne Financial Group, Inc.	41,377	1,387,785
MutualFirst Financial, Inc.	16,173	614,574
National Bank Holdings Corp.	123,170	4,945,276
National Bankshares, Inc. (a)	27,074	1,245,404
National Commerce Corp. (b)	69,014	3,036,616
NBT Bancorp, Inc.	208,964	8,458,863
Nicolet Bankshares, Inc. (b)	29,160	1,614,298
Northeast Bancorp	46,227	1,007,749
Northrim Bancorp, Inc.	32,146	1,432,104
Norwood Financial Corp. (a)	25,663	1,007,016
OFG Bancorp (a)	203,042	3,289,280
Ohio Valley Banc Corp.	14,225	599,584
Old Line Bancshares, Inc.	52,434	1,793,243
Old National Bancorp, Indiana	594,313	12,064,554
Old Point Financial Corp.	8,443	224,584
Old Second Bancorp, Inc.	130,873	2,021,988
OP Bancorp (a)(b)	7,707	93,255
Opus Bank	81,168	2,301,113
Origin Bancorp, Inc.	20,678	837,873
Orrstown Financial Services, Inc.	28,330	737,997
Pacific Mercantile Bancorp (b)	74,732	754,793
Pacific Premier Bancorp, Inc. (b)	169,013	6,684,464
PacWest Bancorp	549,323	27,735,318
Park National Corp.	59,712	6,577,277
Parke Bancorp, Inc.	32,075	739,329
Patriot National Bancorp, Inc.	1,376	26,970
PCSB Financial Corp.	72,208	1,481,708
Peapack-Gladstone Financial Corp.	73,677	2,461,549
Penns Woods Bancorp, Inc.	18,583	841,438
People's Utah Bancorp	70,336	2,542,646
Peoples Bancorp of North Carolina	30,748	938,429
Peoples Bancorp, Inc.	89,194	3,198,497
Peoples Financial Services Corp.	27,751	1,275,991
Pinnacle Financial Partners, Inc.	333,513	21,528,264
Popular, Inc.	455,109	22,910,187
Preferred Bank, Los Angeles (a)	60,046	3,675,416
Premier Financial Bancorp, Inc.	39,763	775,379
Prosperity Bancshares, Inc.	314,411	23,530,519
QCR Holdings, Inc.	61,560	2,677,860
Reliant Bancorp, Inc. (a)	23,125	637,094
Renasant Corp.	191,243	8,929,136
Republic Bancorp, Inc., Kentucky Class A	37,884	1,841,541
Republic First Bancorp, Inc. (a)(b)	234,182	1,826,620
S&T Bancorp, Inc.	159,587	7,446,329
Sandy Spring Bancorp, Inc.	154,506	6,025,734
SB Financial Group, Inc.	8,937	179,634
Sb One Bancorp	28,331	787,602
Seacoast Banking Corp., Florida (b)	205,048	6,483,618
Select Bancorp, Inc. New (b)	96	1,230
ServisFirst Bancshares, Inc.	205,055	8,837,871
Shore Bancshares, Inc.	41,535	780,443
Sierra Bancorp	44,717	1,326,753
Signature Bank	238,397	27,592,069
Simmons First National Corp. Class A	354,645	11,206,782
SmartFinancial, Inc. (b)	30,919	759,989
South State Corp.	166,489	13,727,018
Southern First Bancshares, Inc. (b)	40,709	1,693,494
Southern National Bancorp of Virginia, Inc.	83,109	1,458,563
Southside Bancshares, Inc.	132,461	4,715,612
Spirit of Texas Bancshares, Inc. (b)	1,830	39,473
State Bank Financial Corp.	176,884	5,762,881
Sterling Bancorp	1,007,293	23,016,645
Stock Yards Bancorp, Inc.	112,644	4,359,323
Summit Financial Group, Inc.	28,203	710,716
Synovus Financial Corp.	526,811	26,372,159
TCF Financial Corp.	738,532	18,721,786
Texas Capital Bancshares, Inc. (b)	219,345	19,499,771
The Bank of Princeton (a)	25,818	849,412
The First Bancorp, Inc.	39,635	1,160,513
Tompkins Financial Corp.	55,799	4,903,058
TowneBank	295,598	9,636,495
Trico Bancshares	122,757	4,772,792
TriState Capital Holdings, Inc. (b)	111,590	3,319,803
Triumph Bancorp, Inc. (b)	104,153	4,421,295
Trustmark Corp.	304,379	10,799,367
Two River Bancorp	42,472	724,572
UMB Financial Corp.	202,353	15,225,040
Umpqua Holdings Corp.	991,855	21,225,697
Union Bankshares Corp.	248,597	10,341,635
Union Bankshares, Inc. (a)	25,753	1,352,033
United Bancorp, Inc.	40,892	541,819
United Bankshares, Inc., West Virginia (a)	469,143	18,484,234
United Community Bank, Inc.	326,619	9,909,620
United Security Bancshares, Inc.	8,386	93,504
United Security Bancshares, California	20,942	232,456
Unity Bancorp, Inc.	56,085	1,368,474
Univest Corp. of Pennsylvania	135,714	3,867,849
Valley National Bancorp (a)	1,177,250	14,185,863
Veritex Holdings, Inc. (b)	76,461	2,341,236
Village Bank & Trust Financial Corp. (a)(b)	8,718	294,233
Washington Trust Bancorp, Inc.	68,221	4,093,260
Webster Financial Corp. (a)	409,675	26,784,552
WesBanco, Inc.	250,914	12,382,606
West Bancorp., Inc.	61,749	1,491,238
Westamerica Bancorp. (a)	119,221	7,633,721
Western Alliance Bancorp. (b)	431,591	24,881,221
Wintrust Financial Corp.	243,506	21,562,456
		1,641,685,282
Capital Markets - 2.1%
Arlington Asset Investment Corp. (a)	118,586	1,206,020
Artisan Partners Asset Management, Inc.	224,170	7,431,236
Ashford, Inc. (a)	4,403	402,390
Associated Capital Group, Inc. (a)	20,279	758,435
B. Riley Financial, Inc.	76,339	1,748,163
BGC Partners, Inc. Class A	1,183,700	14,701,554
Blucora, Inc. (b)	208,857	7,560,623
Cohen & Co., Inc. (a)	1,650	16,022
Cohen & Steers, Inc. (a)	96,440	4,009,011
Cowen Group, Inc. Class A (a)(b)	132,552	2,014,790
Diamond Hill Investment Group, Inc.	14,496	2,704,809
Eaton Vance Corp. (non-vtg.)	521,796	27,514,303
Evercore, Inc. Class A	178,939	18,994,375
FactSet Research Systems, Inc.	171,927	39,438,335
Federated Investors, Inc. Class B (non-vtg.) (a)	423,700	9,812,892
Gain Capital Holdings, Inc.	113,781	838,566
GAMCO Investors, Inc. Class A	17,575	454,314
Great Elm Capital Group, Inc. (b)	109,690	340,039
Greenhill & Co., Inc.	109,667	3,015,843
Hamilton Lane, Inc. Class A	78,549	3,831,620
Hennessy Advisors, Inc. (a)	9,179	133,096
Houlihan Lokey	147,627	6,942,898
iFresh, Inc. (a)(b)	19,708	67,401
Interactive Brokers Group, Inc.	335,337	20,844,548
INTL FCStone, Inc. (b)	69,826	3,893,498
Investment Technology Group, Inc.	149,268	3,265,984
Janus Henderson Group PLC (a)	810,033	22,883,432
Ladenburg Thalmann Financial Services, Inc.	394,947	1,362,567
Lazard Ltd. Class A	579,675	27,905,555
Legg Mason, Inc.	373,124	11,641,469
LPL Financial (a)	395,983	26,229,914
Manning & Napier, Inc. Class A	53,255	154,440
MarketAxess Holdings, Inc.	167,397	31,775,299
Medley Management, Inc. (a)	32,101	168,530
Moelis & Co. Class A	193,809	11,250,612
Morningstar, Inc.	83,254	11,848,709
National Holdings Corp. (b)	3,418	11,109
National Holdings Corp. warrants 1/18/22 (b)	3,483	1,777
Oppenheimer Holdings, Inc. Class A (non-vtg.)	42,860	1,337,232
Piper Jaffray Companies	62,939	4,846,303
PJT Partners, Inc.	82,338	4,769,017
Pzena Investment Management, Inc.	56,939	517,006
Safeguard Scientifics, Inc. (b)	89,756	924,487
SEI Investments Co.	580,821	36,638,189
Siebert Financial Corp. (a)(b)	13,009	205,542
Silvercrest Asset Management Group Class A	17,563	278,374
Stifel Financial Corp.	324,377	18,122,943
TD Ameritrade Holding Corp.	1,213,022	71,046,699
TheStreet.com, Inc. (b)	83,675	174,881
U.S. Global Investments, Inc. Class A (a)	35,952	58,242
Value Line, Inc.	12,911	315,158
Virtu Financial, Inc. Class A	282,024	6,148,123
Virtus Investment Partners, Inc.	31,299	4,037,571
Waddell & Reed Financial, Inc. Class A (a)	361,200	7,231,224
Westwood Holdings Group, Inc.	46,301	2,663,697
WisdomTree Investments, Inc.	506,112	4,160,241
		490,649,107
Consumer Finance - 0.9%
Ally Financial, Inc.	1,901,935	51,124,013
Asta Funding, Inc. (b)	34,340	127,058
Atlanticus Holdings Corp. (b)	32,978	92,998
Consumer Portfolio Services, Inc. (b)	85,827	331,292
Credit Acceptance Corp. (a)(b)	57,193	26,120,615
CURO Group Holdings Corp. (a)(b)	42,226	1,303,094
Elevate Credit, Inc. (b)	76,316	714,318
Encore Capital Group, Inc. (a)(b)	113,833	4,411,029
Enova International, Inc. (b)	150,887	5,009,448
EZCORP, Inc. (non-vtg.) Class A (a)(b)	232,313	2,578,674
First Cash Financial Services, Inc.	202,051	16,426,746
Green Dot Corp. Class A (b)	210,618	18,043,644
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,691,777	6,107,315
Navient Corp.	1,180,310	16,099,428
Nelnet, Inc. Class A	87,891	5,066,916
Nicholas Financial, Inc. (b)	72,274	850,665
OneMain Holdings, Inc. (b)	319,383	11,721,356
PRA Group, Inc. (a)(b)	207,395	7,580,287
Regional Management Corp. (b)	41,860	1,395,194
Santander Consumer U.S.A. Holdings, Inc.	509,138	10,987,198
SLM Corp. (b)	1,947,276	22,822,075
World Acceptance Corp. (a)(b)	27,296	3,237,579
		212,150,942
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,255	203,349
Acushnet Holdings Corp.	183,086	4,952,476
Alteryx, Inc. (a)(b)	109,341	6,347,245
AXA Equitable Holdings, Inc. (a)	588,869	13,514,544
Cannae Holdings, Inc. (b)	299,169	5,815,845
Columbia Financial, Inc. (a)	229,910	3,892,376
ConvergeOne Holdings, Inc.	125,764	1,149,483
Donnelley Financial Solutions, Inc. (b)	154,248	3,222,241
FB Financial Corp.	77,781	3,420,808
FGL Holdings Class A (a)(b)	678,487	5,909,622
Granite Point Mortgage Trust, Inc.	201,912	3,864,596
Marlin Business Services Corp.	35,707	1,021,220
On Deck Capital, Inc. (b)	189,402	1,556,884
Rafael Holdings, Inc. (b)	43,941	413,924
RBB Bancorp	37,471	1,073,544
Senseonics Holdings, Inc. (a)(b)	390,673	1,593,946
Victory Capital Holdings, Inc. (b)	65,168	643,860
Voya Financial, Inc.	743,643	37,234,205
		95,830,168
Insurance - 3.6%
1347 Property Insurance Holdings, Inc. (b)	6,863	47,355
Alleghany Corp.	67,982	42,949,668
AMBAC Financial Group, Inc. (b)	196,852	4,159,483
American Equity Investment Life Holding Co.	401,573	14,894,343
American Financial Group, Inc.	304,286	33,885,289
American National Insurance Co.	40,865	5,244,614
Amerisafe, Inc.	86,713	5,532,289
AmTrust Financial Services, Inc. (a)	416,972	6,062,773
Arch Capital Group Ltd. (b)	1,816,867	55,541,624
Argo Group International Holdings, Ltd.	152,408	9,708,390
Aspen Insurance Holdings Ltd.	264,828	10,897,672
Assured Guaranty Ltd.	502,010	20,451,887
Athene Holding Ltd. (b)	563,806	27,998,606
Atlas Financial Holdings, Inc. (b)	41,883	429,301
Axis Capital Holdings Ltd.	370,482	21,310,125
Blue Capital Reinsurance Holdings Ltd.	23,495	237,300
Brown & Brown, Inc.	1,020,481	31,104,261
Citizens, Inc. Class A (a)(b)	181,405	1,523,802
CNA Financial Corp.	128,322	5,761,658
CNO Financial Group, Inc.	743,708	16,071,530
Conifer Holdings, Inc. (b)	13,147	80,854
Crawford & Co. Class B	85,249	743,371
Donegal Group, Inc. Class A	117,281	1,694,710
eHealth, Inc. (b)	76,766	2,240,800
EMC Insurance Group	31,595	811,360
Employers Holdings, Inc.	147,126	6,745,727
Enstar Group Ltd. (b)	51,989	11,099,652
Erie Indemnity Co. Class A	85,465	10,557,491
FBL Financial Group, Inc. Class A	44,226	3,597,785
Fednat Holding Co.	49,542	1,302,955
First American Financial Corp.	496,471	28,229,341
FNF Group	1,224,770	49,113,277
Genworth Financial, Inc. Class A (b)	2,226,324	10,352,407
Global Indemnity Ltd.	36,933	1,456,268
Greenlight Capital Re, Ltd. (a)(b)	126,769	1,628,982
Hallmark Financial Services, Inc. (b)	48,662	546,474
Hanover Insurance Group, Inc.	188,741	23,118,885
HCI Group, Inc.	35,392	1,433,376
Health Insurance Innovations, Inc. (a)(b)	55,710	2,947,059
Heritage Insurance Holdings, Inc.	104,451	1,530,207
Horace Mann Educators Corp.	186,342	8,627,635
Independence Holding Co. (a)	86,216	3,039,114
Investors Title Co.	5,700	1,105,800
James River Group Holdings Ltd.	133,863	5,481,690
Kemper Corp.	276,237	22,471,880
Kingstone Companies, Inc.	38,480	713,804
Kinsale Capital Group, Inc.	89,995	5,468,996
Maiden Holdings Ltd.	310,745	1,180,831
Markel Corp. (b)	61,956	74,892,413
MBIA, Inc. (a)(b)	409,386	4,204,394
Mercury General Corp.	166,147	8,955,323
National General Holdings Corp.	275,563	7,525,626
National Western Life Group, Inc.	10,543	3,436,491
Navigators Group, Inc.	102,238	7,156,660
NI Holdings, Inc. (b)	44,844	756,967
Old Republic International Corp.	1,111,127	24,644,797
Primerica, Inc.	195,571	23,908,555
ProAssurance Corp.	241,937	11,697,654
Protective Insurance Corp. Class B	41,959	986,037
Reinsurance Group of America, Inc.	284,201	40,598,113
RenaissanceRe Holdings Ltd.	178,743	23,765,669
RLI Corp.	173,289	13,338,054
Safety Insurance Group, Inc.	68,539	6,627,721
Selective Insurance Group, Inc.	263,903	16,942,573
State Auto Financial Corp.	70,543	2,214,345
Stewart Information Services Corp.	105,775	4,736,605
Third Point Reinsurance Ltd. (b)	377,614	5,060,028
Tiptree, Inc.	126,062	819,403
Trupanion, Inc. (a)(b)	95,617	3,651,613
United Fire Group, Inc.	96,136	4,761,616
United Insurance Holdings Corp.	88,954	1,852,912
Universal Insurance Holdings, Inc.	146,714	6,543,444
W.R. Berkley Corp.	422,643	33,076,041
White Mountains Insurance Group Ltd.	13,115	12,170,064
		865,455,819
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	126,006	2,368,913
AGNC Investment Corp.	2,106,830	40,071,907
American Capital Mortgage Investment Corp.	216,830	4,249,868
Annaly Capital Management, Inc.	5,117,305	54,345,779
Anworth Mortgage Asset Corp.	512,999	2,503,435
Apollo Commercial Real Estate Finance, Inc.	489,115	9,503,504
Arbor Realty Trust, Inc. (a)	279,601	3,427,908
Ares Commercial Real Estate Corp.	137,967	2,017,078
Armour Residential REIT, Inc.	197,044	4,634,475
Blackstone Mortgage Trust, Inc. (a)	510,491	17,387,323
Capstead Mortgage Corp.	445,345	3,740,898
Cherry Hill Mortgage Investment Corp.	99,628	1,853,081
Chimera Investment Corp.	831,896	15,498,222
Dynex Capital, Inc.	297,409	1,906,392
Ellington Residential Mortgage REIT	39,894	471,547
Exantas Capital Corp.	143,640	1,702,134
Great Ajax Corp.	65,572	894,402
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	241,543	5,207,667
Hunt Companies Finance Trust I (a)	76,218	273,623
Invesco Mortgage Capital, Inc.	513,234	8,329,788
KKR Real Estate Finance Trust, Inc. (a)	140,227	2,972,812
Ladder Capital Corp. Class A	446,979	7,764,025
MFA Financial, Inc.	2,003,665	15,348,074
New Residential Investment Corp.	1,477,565	27,438,382
New York Mortgage Trust, Inc. (a)	611,164	3,911,450
Orchid Island Capital, Inc. (a)	253,296	2,011,170
Owens Realty Mortgage, Inc. (a)	36,988	610,302
PennyMac Mortgage Investment Trust	273,176	5,458,056
Redwood Trust, Inc.	357,375	6,068,228
Starwood Property Trust, Inc.	1,150,852	25,353,270
Two Harbors Investment Corp.	1,104,179	17,247,276
Western Asset Mortgage Capital Corp.	187,651	2,088,556
ZAIS Financial Corp.	76,880	1,318,492
		297,978,037
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,296	3,144,807
Thrifts & Mortgage Finance - 1.1%
BankFinancial Corp.	74,436	1,187,254
Beneficial Bancorp, Inc.	350,460	6,168,096
BofI Holding, Inc. (a)(b)	242,587	9,033,940
BSB Bancorp, Inc. (a)(b)	29,275	974,858
Capitol Federal Financial, Inc.	645,033	8,520,886
Charter Financial Corp.	64,185	1,598,848
Citizens Community Bancorp, Inc.	15,344	216,350
Coastway Bancorp, Inc. (b)	8,700	241,425
Dime Community Bancshares, Inc.	149,800	2,718,870
Elmira Savings Bank	190	3,829
Entegra Financial Corp. (b)	76,530	2,104,575
ESSA Bancorp, Inc.	31,879	512,614
Essent Group Ltd. (b)	369,106	16,004,436
Farmer Mac Class C (non-vtg.)	44,824	3,454,586
First Capital, Inc.	12,741	509,640
First Defiance Financial Corp.	99,544	3,184,413
Flagstar Bancorp, Inc. (b)	129,103	4,266,854
FS Bancorp, Inc. (a)	14,770	861,534
Greene County Bancorp, Inc. (a)	1,994	69,690
Hamilton Bancorp, Inc. (b)	68	972
Hingham Institution for Savings	8,302	1,801,617
HMN Financial, Inc. (b)	3,799	78,639
Home Bancorp, Inc.	30,230	1,383,023
Home Federal Bancorp, Inc.	30	1,043
HomeStreet, Inc. (b)	119,715	3,525,607
HopFed Bancorp, Inc.	17,764	301,988
Impac Mortgage Holdings, Inc. (a)(b)	64,633	483,455
Kearny Financial Corp.	490,203	6,715,781
Lendingtree, Inc. (a)(b)	34,798	8,816,073
Malvern Bancorp, Inc. (a)(b)	62,881	1,546,873
Meridian Bancorp, Inc. Maryland	244,400	4,374,760
Meta Financial Group, Inc.	39,712	3,439,059
MGIC Investment Corp. (b)	1,661,841	21,138,618
New York Community Bancorp, Inc. (a)	2,167,553	23,344,546
NMI Holdings, Inc. (b)	265,572	5,736,355
Northfield Bancorp, Inc.	216,694	3,527,778
Northwest Bancshares, Inc. (a)	464,486	8,462,935
OceanFirst Financial Corp. (a)	180,565	5,272,498
Ocwen Financial Corp. (b)	477,081	1,994,199
Oritani Financial Corp.	186,116	3,015,079
PB Bancorp, Inc.	6,939	81,880
PennyMac Financial Services, Inc.	101,167	2,139,682
PHH Corp. (b)	162,986	1,768,398
Poage Bankshares, Inc.	8,102	213,488
Provident Bancorp, Inc. (b)	82,600	2,337,580
Provident Financial Holdings, Inc.	21,391	393,594
Provident Financial Services, Inc.	275,627	6,954,069
Prudential Bancorp, Inc.	80,795	1,485,012
Radian Group, Inc.	959,394	19,504,480
Riverview Bancorp, Inc.	143,960	1,418,006
Security National Financial Corp. Class A	39,889	209,417
SI Financial Group, Inc.	22,747	315,046
Southern Missouri Bancorp, Inc.	20,102	804,080
Sterling Bancorp, Inc.	111,108	1,361,073
Territorial Bancorp, Inc.	30,075	898,641
TFS Financial Corp.	274,017	4,230,822
Timberland Bancorp, Inc.	26,555	942,968
Trustco Bank Corp., New York	431,279	3,989,331
United Community Bancorp, Inc.	20,670	552,923
United Community Financial Corp.	246,363	2,549,857
United Financial Bancorp, Inc. New	234,466	4,166,461
Walker & Dunlop, Inc.	129,457	7,055,407
Washington Federal, Inc. (a)	375,596	12,807,824
Waterstone Financial, Inc.	131,102	2,215,624
Westfield Financial, Inc.	124,040	1,321,026
WMI Holdings Corp. (a)(b)	1,391,949	2,101,843
WSFS Financial Corp.	144,979	7,074,975
		255,487,103

TOTAL FINANCIALS		3,862,381,265

HEALTH CARE - 12.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(b)	138,708	2,136,103
ACADIA Pharmaceuticals, Inc. (a)(b)	449,938	6,398,118
Acceleron Pharma, Inc. (a)(b)	170,677	9,219,972
Achaogen, Inc. (a)(b)	152,648	807,508
Achillion Pharmaceuticals, Inc. (b)	646,500	2,230,425
Acorda Therapeutics, Inc. (b)	209,696	6,039,245
Actinium Pharmaceuticals, Inc. (a)(b)	386,446	247,325
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	2,211,640
ADMA Biologics, Inc. (a)(b)	105,827	676,235
Aduro Biotech, Inc. (a)(b)	168,694	1,248,336
Advaxis, Inc. (b)	192,048	278,470
Adverum Biotechnologies, Inc. (b)	186,902	1,420,455
Aeglea BioTherapeutics, Inc. (b)	60,822	664,784
Aevi Genomic Medicine, Inc. (b)	123,543	154,429
Agenus, Inc. (a)(b)	337,105	745,002
Agios Pharmaceuticals, Inc. (a)(b)	220,940	17,834,277
Aimmune Therapeutics, Inc. (a)(b)	176,727	4,932,451
Akebia Therapeutics, Inc. (b)	242,511	1,991,015
Albireo Pharma, Inc. (a)(b)	32,576	1,126,478
Alder Biopharmaceuticals, Inc. (a)(b)	263,439	4,768,246
Aldeyra Therapeutics, Inc. (b)	73,438	620,551
Alkermes PLC (a)(b)	690,938	30,981,660
Allena Pharmaceuticals, Inc. (b)	20,941	228,257
Alnylam Pharmaceuticals, Inc. (b)	373,747	45,847,544
Alpine Immune Sciences, Inc. (b)	17,610	118,339
Altimmune, Inc. (a)(b)	24,357	7,794
AMAG Pharmaceuticals, Inc. (a)(b)	149,565	3,649,386
Amicus Therapeutics, Inc. (a)(b)	840,227	11,326,260
AmpliPhi Biosciences Corp. (a)(b)	71,558	70,599
AnaptysBio, Inc. (a)(b)	65,853	5,837,210
Anavex Life Sciences Corp. (a)(b)	184,561	492,778
Apellis Pharmaceuticals, Inc. (a)(b)	158,023	3,059,325
Applied Genetic Technologies Corp. (b)	46,793	208,229
Aptevo Therapeutics, Inc. (b)	61,583	339,938
AquaBounty Technologies, Inc. (b)	3,886	11,503
Aquinox Pharmaceuticals, Inc. (b)	101,486	316,636
ARCA Biopharma, Inc. (b)	47,776	29,430
Arcus Biosciences, Inc. (a)	57,927	834,149
Ardelyx, Inc. (b)	222,415	956,385
Arena Pharmaceuticals, Inc. (b)	218,740	8,495,862
ArQule, Inc. (b)	437,492	2,900,572
Array BioPharma, Inc. (a)(b)	937,303	14,593,808
Arrowhead Pharmaceuticals, Inc. (a)(b)	396,371	5,850,436
Arsanis, Inc. (b)	19,229	44,034
Asterias Biotherapeutics, Inc. (a)(b)	100,621	155,963
Atara Biotherapeutics, Inc. (a)(b)	196,240	8,036,028
Athersys, Inc. (a)(b)	600,575	1,237,185
aTyr Pharma, Inc. (a)(b)	92,415	66,714
Audentes Therapeutics, Inc. (b)	122,722	4,467,081
AVEO Pharmaceuticals, Inc. (a)(b)	432,567	1,293,375
Avid Bioservices, Inc. (a)(b)	225,155	1,648,135
Bellicum Pharmaceuticals, Inc. (a)(b)	198,381	1,434,295
Biocept, Inc. (b)	5,126	18,044
BioCryst Pharmaceuticals, Inc. (a)(b)	482,017	3,451,242
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	122,164	4,625,129
BioMarin Pharmaceutical, Inc. (b)	793,133	79,297,437
Biospecifics Technologies Corp. (b)	19,687	1,056,011
BioTime, Inc. (a)(b)	561,266	1,543,482
bluebird bio, Inc. (a)(b)	238,471	40,134,669
Blueprint Medicines Corp. (a)(b)	174,790	13,401,149
BrainStorm Cell Therpeutic, Inc. (a)(b)	59,499	235,616
Calithera Biosciences, Inc. (b)	113,033	616,030
Calyxt, Inc. (a)(b)	37,842	640,665
Cancer Genetics, Inc. (a)(b)	66,933	60,601
Capricor Therapeutics, Inc. (a)(b)	73,472	88,901
Cara Therapeutics, Inc. (a)(b)	152,691	3,079,777
CareDx, Inc. (b)	141,215	3,432,937
CASI Pharmaceuticals, Inc. (a)(b)	205,257	1,426,536
Catabasis Pharmaceuticals, Inc. (b)	285,082	202,408
Catalyst Biosciences, Inc. (a)(b)	55,172	603,030
Catalyst Pharmaceutical Partners, Inc. (b)	396,208	1,335,221
Cel-Sci Corp. (a)(b)	58,284	156,201
Celcuity, Inc. (b)	11,425	282,426
Celldex Therapeutics, Inc. (b)	554,944	278,582
Cellectar Biosciences, Inc. (a)(b)	7,104	21,383
Cellular Biomedicine Group, Inc. (a)(b)	45,744	972,060
Celsion Corp. (a)(b)	28,275	80,584
ChemoCentryx, Inc. (b)	94,481	1,245,260
Chimerix, Inc. (b)	178,291	711,381
Cidara Therapeutics, Inc. (a)(b)	38,035	161,649
Cleveland Biolabs, Inc. (a)(b)	9,814	18,745
Clovis Oncology, Inc. (a)(b)	234,766	8,392,885
Co.-Diagnostics, Inc. (a)(b)	39,607	125,950
CohBar, Inc. (a)(b)	98,160	514,358
Coherus BioSciences, Inc. (a)(b)	233,520	4,705,428
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	676,510
Concert Pharmaceuticals, Inc. (b)	67,764	1,068,638
ContraFect Corp. (a)(b)	293,502	645,704
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	207,882	1,216,110
Corvus Pharmaceuticals, Inc. (a)(b)	43,398	475,642
CTI BioPharma Corp. (a)(b)	232,172	436,483
Cue Biopharma, Inc. (a)(b)	42,006	404,098
Curis, Inc. (a)(b)	112,824	191,801
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,418	26,650
Cytokinetics, Inc. (b)	220,477	1,741,768
CytomX Therapeutics, Inc. (b)	196,032	4,408,760
Cytori Therapeutics, Inc. (a)(b)	15,265	7,968
CytRx Corp. (a)(b)	103,666	117,143
Deciphera Pharmaceuticals, Inc. (a)(b)	63,419	2,345,869
Denali Therapeutics, Inc. (a)(b)	74,724	1,466,832
Dicerna Pharmaceuticals, Inc. (a)(b)	107,979	1,711,467
Dyax Corp. rights 12/31/19 (b)(d)	559,523	2,238,092
Dynavax Technologies Corp. (a)(b)	248,617	3,443,345
Eagle Pharmaceuticals, Inc. (a)(b)	39,285	2,715,772
Edge Therapeutics, Inc. (a)(b)	89,666	79,803
Editas Medicine, Inc. (a)(b)	174,862	5,740,719
Eiger Biopharmaceuticals, Inc. (b)	52,179	673,109
Emergent BioSolutions, Inc. (b)	166,223	10,305,826
Enanta Pharmaceuticals, Inc. (b)	64,885	5,899,993
Epizyme, Inc. (a)(b)	226,118	2,668,192
Esperion Therapeutics, Inc. (a)(b)	90,914	4,499,334
Evelo Biosciences, Inc. (a)	35,269	475,073
Exact Sciences Corp. (a)(b)	546,870	40,955,094
Exelixis, Inc. (b)	1,258,987	23,656,366
Fate Therapeutics, Inc. (a)(b)	189,571	2,443,570
Fibrocell Science, Inc. (a)(b)	8,213	16,262
FibroGen, Inc. (b)	347,043	21,221,679
Five Prime Therapeutics, Inc. (b)	153,119	2,143,666
Flexion Therapeutics, Inc. (a)(b)	163,082	3,734,578
Fortress Biotech, Inc. (a)(b)	157,432	310,141
Galectin Therapeutics, Inc. (a)(b)	127,369	824,077
Genocea Biosciences, Inc. (a)(b)	154,944	99,164
Genomic Health, Inc. (b)	91,036	5,568,672
GenVec, Inc. rights (b)(d)	14,247	0
Geron Corp. (a)(b)	820,267	4,700,130
Global Blood Therapeutics, Inc. (a)(b)	219,712	10,754,902
GlycoMimetics, Inc. (a)(b)	156,095	2,297,718
GTx, Inc. (a)(b)	47,337	1,132,301
Halozyme Therapeutics, Inc. (a)(b)	607,669	11,187,186
Heat Biologics, Inc. (a)(b)	93,985	193,609
Hemispherx Biopharma, Inc. (b)	62,748	17,256
Heron Therapeutics, Inc. (a)(b)	305,511	11,777,449
Histogenics Corp. (b)	265	774
Homology Medicines, Inc. (a)(b)	54,605	909,173
iBio, Inc. (a)(b)	29,669	24,622
Idera Pharmaceuticals, Inc. (a)(b)	101,043	1,056,910
Immucell Corp. (b)	6,616	46,114
Immune Design Corp. (b)	134,903	512,631
ImmunoCellular Therapeutics Ltd. (a)(b)	6,221	1,462
ImmunoGen, Inc. (a)(b)	646,693	6,589,802
Immunomedics, Inc. (a)(b)	716,398	19,170,810
Infinity Pharmaceuticals, Inc. (a)(b)	232,096	524,537
Inovio Pharmaceuticals, Inc. (a)(b)	363,067	1,909,732
Insmed, Inc. (a)(b)	348,393	6,943,472
Insys Therapeutics, Inc. (a)(b)	115,834	1,083,048
Intellia Therapeutics, Inc. (a)(b)	92,693	2,866,994
Intercept Pharmaceuticals, Inc. (a)(b)	93,873	10,495,001
Intrexon Corp. (a)(b)	304,593	4,684,640
Invitae Corp. (b)	272,475	4,035,355
Ionis Pharmaceuticals, Inc. (a)(b)	613,176	28,016,011
Iovance Biotherapeutics, Inc. (a)(b)	379,967	6,725,416
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	630,148	12,124,048
IsoRay, Inc. (a)(b)	208,785	106,794
ITUS Corp. (a)(b)	61,216	233,233
Jounce Therapeutics, Inc. (a)(b)	33,980	266,743
Kadmon Holdings, Inc. (a)(b)	480,225	2,069,770
Kalvista Pharmaceuticals, Inc. (b)	32,020	544,340
Karyopharm Therapeutics, Inc. (b)	238,564	5,021,772
Keryx Biopharmaceuticals, Inc. (a)(b)	458,907	1,564,873
Kindred Biosciences, Inc. (b)	131,750	1,963,075
Krystal Biotech, Inc. (a)	32,537	533,932
Kura Oncology, Inc. (a)(b)	131,794	2,701,777
La Jolla Pharmaceutical Co. (a)(b)	94,167	2,169,608
Leap Therapeutics, Inc. (b)	26,958	198,680
Lexicon Pharmaceuticals, Inc. (a)(b)	224,291	2,595,047
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	94,939	24,654,709
General CVR (b)	26,087	261
Glucagon CVR	26,087	1,696
rights (b)	26,087	170
TR Beta CVR (b)	26,087	1,826
Loxo Oncology, Inc. (a)(b)	97,178	16,421,138
Macrogenics, Inc. (a)(b)	172,681	3,776,533
Madrigal Pharmaceuticals, Inc. (a)(b)	36,749	8,790,728
MannKind Corp. (a)(b)	637,070	700,777
Matinas BioPharma Holdings, Inc. (a)(b)	308,906	142,097
MediciNova, Inc. (a)(b)	166,326	2,024,187
MEI Pharma, Inc. (a)(b)	153,139	640,121
Menlo Therapeutics, Inc. (b)	35,234	270,597
Merrimack Pharmaceuticals, Inc. (a)(b)	57,524	340,542
MiMedx Group, Inc. (a)(b)	445,924	2,363,397
Minerva Neurosciences, Inc. (b)	136,049	1,414,910
Miragen Therapeutics, Inc. (a)(b)	80,669	500,954
Mirati Therapeutics, Inc. (a)(b)	143,058	8,089,930
Molecular Templates, Inc. (b)	22,628	130,337
Moleculin Biotech, Inc. (a)(b)	87,362	150,263
Momenta Pharmaceuticals, Inc. (b)	353,619	9,370,904
Myriad Genetics, Inc. (b)	312,663	15,567,491
NanoViricides, Inc. (b)	140,703	59,109
NantKwest, Inc. (a)(b)	114,076	386,718
Natera, Inc. (b)	156,470	4,324,831
Navidea Biopharmaceuticals, Inc. (a)(b)	561,053	98,689
Neuralstem, Inc. (a)(b)	66,443	81,060
Neurocrine Biosciences, Inc. (b)	400,230	49,208,279
NewLink Genetics Corp. (b)	118,072	366,023
Novavax, Inc. (a)(b)	1,702,293	2,655,577
Ohr Pharmaceutical, Inc. (a)(b)	231,472	45,137
OncoCyte Corp. (a)(b)	11,421	29,124
OncoGenex Pharmaceuticals, Inc. (b)	799	2,405
OncoMed Pharmaceuticals, Inc. (b)	78,284	180,053
OncoSec Medical, Inc. (a)(b)	149,613	224,420
OpGen, Inc. (b)	1,613	3,097
Ophthotech Corp. (b)	121,119	310,065
Opiant Pharmaceuticals, Inc. (a)(b)	3,155	69,189
Opko Health, Inc. (a)(b)	1,616,468	9,569,491
Oragenics, Inc. (b)	7,849	3,375
Organovo Holdings, Inc. (a)(b)	464,074	598,655
OvaScience, Inc. (b)	151,945	117,605
Ovid Therapeutics, Inc. (b)	16,440	109,655
Palatin Technologies, Inc. (a)(b)	709,453	716,548
PDL BioPharma, Inc. (a)(b)	684,620	1,656,780
Pfenex, Inc. (b)	111,342	587,886
Polarityte, Inc. (a)(b)	71,416	2,041,069
Portola Pharmaceuticals, Inc. (a)(b)	293,563	8,762,856
Progenics Pharmaceuticals, Inc. (a)(b)	361,673	2,831,900
Protagonist Therapeutics, Inc. (b)	53,121	511,555
Proteon Therapeutics, Inc. (b)	23,825	55,989
Proteostasis Therapeutics, Inc. (a)(b)	107,211	288,398
Prothena Corp. PLC (a)(b)	192,123	2,924,112
PTC Therapeutics, Inc. (a)(b)	172,704	7,208,665
Puma Biotechnology, Inc. (a)(b)	134,984	5,932,547
Ra Pharmaceuticals, Inc. (a)(b)	57,597	702,683
Radius Health, Inc. (a)(b)	179,153	3,685,177
Recro Pharma, Inc. (b)	58,289	371,884
REGENXBIO, Inc. (a)(b)	129,968	9,156,246
Regulus Therapeutics, Inc. (a)(b)	361,993	83,874
Repligen Corp. (a)(b)	167,201	9,175,991
Retrophin, Inc. (a)(b)	186,923	5,923,590
Rexahn Pharmaceuticals, Inc. (a)(b)	101,860	175,199
Rigel Pharmaceuticals, Inc. (a)(b)	708,488	2,415,944
Riot Blockchain, Inc. (a)	57,276	360,839
Rocket Pharmaceuticals, Inc. (a)(b)	49,868	1,189,352
RXi Pharmaceuticals Corp. (a)(b)	9,023	13,986
Sage Therapeutics, Inc. (a)(b)	207,325	34,055,205
Sangamo Therapeutics, Inc. (a)(b)	457,613	8,351,437
Sarepta Therapeutics, Inc. (a)(b)	274,157	37,844,632
Savara, Inc. (a)(b)	124,425	1,463,238
Seattle Genetics, Inc. (a)(b)	473,081	36,313,698
Selecta Biosciences, Inc. (a)(b)	39,918	541,288
Sellas Life Sciences Group, Inc. (b)	1,077	1,163
Seres Therapeutics, Inc. (a)(b)	90,896	798,067
Sesen Bio, Inc. (a)(b)	280,517	628,358
Sienna Biopharmaceuticals, Inc. (a)(b)	20,545	342,280
Soleno Therapeutics, Inc. (b)	28,496	59,842
Solid Biosciences, Inc. (b)	36,076	1,539,363
Soligenix, Inc. (b)	19,921	31,674
Sophiris Bio, Inc. (a)(b)	132,978	426,859
Sorrento Therapeutics, Inc. (a)(b)	409,610	2,273,336
Spark Therapeutics, Inc. (a)(b)	139,714	8,607,780
Spectrum Pharmaceuticals, Inc. (a)(b)	417,957	8,998,614
Spring Bank Pharmaceuticals, Inc. (a)(b)	54,942	779,627
Stemline Therapeutics, Inc. (b)	120,107	2,053,830
Sunesis Pharmaceuticals, Inc. (a)(b)	108,923	237,452
Surface Oncology, Inc.	45,281	439,226
Syndax Pharmaceuticals, Inc. (a)(b)	83,036	644,359
Synergy Pharmaceuticals, Inc. (a)(b)	1,146,147	2,234,987
Synlogic, Inc. (b)	56,306	595,717
Synthetic Biologics, Inc. (a)(b)	14,928	42,843
Syros Pharmaceuticals, Inc. (a)(b)	91,940	1,129,943
T2 Biosystems, Inc. (a)(b)	160,347	1,047,066
Tapimmune, Inc. (a)(b)	30,101	259,471
Tenax Therapeutics, Inc. (a)(b)	1,474	7,915
TESARO, Inc. (a)(b)	169,250	5,492,163
TG Therapeutics, Inc. (a)(b)	289,019	3,670,541
Tocagen, Inc. (a)(b)	41,610	405,698
TONIX Pharmaceuticals Holding (a)(b)	36,311	38,853
TRACON Pharmaceuticals, Inc. (a)(b)	24,172	50,761
Trevena, Inc. (a)(b)	209,516	377,129
Trovagene, Inc. (a)(b)	94,868	77,792
Ultragenyx Pharmaceutical, Inc. (b)	210,309	17,819,482
United Therapeutics Corp. (b)	193,566	23,806,682
UNITY Biotechnology, Inc. (a)	35,335	673,485
Unum Therapeutics, Inc. (a)	43,783	714,101
Vanda Pharmaceuticals, Inc. (a)(b)	237,727	4,594,074
Vaxart, Inc. (a)(b)	10,186	31,067
VBI Vaccines, Inc. (a)(b)	125,821	256,675
Veracyte, Inc. (b)	136,189	1,721,429
Verastem, Inc. (a)(b)	304,264	3,030,469
Vericel Corp. (a)(b)	198,807	2,425,445
Versartis, Inc. (b)	105,167	189,301
Vical, Inc. (b)	103,172	143,409
Viking Therapeutics, Inc. (a)(b)	200,886	2,625,580
VistaGen Therapeutics, Inc. (a)(b)	112,246	165,002
Vital Therapies, Inc. (a)(b)	157,838	1,270,596
Voyager Therapeutics, Inc. (a)(b)	89,973	1,956,013
vTv Therapeutics, Inc. Class A (a)(b)	24,729	26,955
Xbiotech, Inc. (a)(b)	78,189	315,884
Xencor, Inc. (b)	212,727	8,889,861
XOMA Corp. (a)(b)	33,247	622,716
Yield10 Bioscience, Inc. (a)(b)	52,777	84,443
Zafgen, Inc. (b)	145,426	1,384,456
ZIOPHARM Oncology, Inc. (a)(b)	608,600	1,777,112
		1,186,566,108
Health Care Equipment & Supplies - 3.1%
Accuray, Inc. (a)(b)	379,197	1,516,788
Aethlon Medical, Inc. (a)(b)	20,423	19,812
Akers Biosciences, Inc. (a)(b)	303,422	82,925
Allied Healthcare Products, Inc. (b)	2,431	5,810
Alliqua Biomedical, Inc. (a)(b)	6,256	16,140
Alphatec Holdings, Inc. (a)(b)	43,263	151,853
Amedica Corp. (a)(b)	3,678	1,632
Angiodynamics, Inc. (b)	179,016	4,013,539
Anika Therapeutics, Inc. (a)(b)	69,668	2,883,559
Antares Pharma, Inc. (a)(b)	640,521	2,267,444
Apollo Endosurgery, Inc. (b)	58,883	442,211
Atossa Genetics, Inc. (a)(b)	13,690	29,297
Atricure, Inc. (a)(b)	145,962	5,042,987
Atrion Corp.	7,171	4,697,364
Avanos Medical, Inc. (b)	210,060	15,145,326
Avinger, Inc. (a)(b)	1,594	2,503
AxoGen, Inc. (a)(b)	146,805	6,437,399
Bellerophon Therapeutics, Inc. (a)(b)	107,908	93,340
BioLase Technology, Inc. (a)(b)	27,940	49,454
BioLife Solutions, Inc. (b)	43,637	1,045,543
Bovie Medical Corp. (b)	91,156	486,773
Cantel Medical Corp.	159,351	15,457,047
Cardiovascular Systems, Inc. (b)	152,396	5,871,818
CAS Medical Systems, Inc. (b)	18,121	40,591
Cerus Corp. (b)	605,964	4,714,400
Cesca Therapeutics, Inc. (b)	11,978	5,163
Chembio Diagnostics, Inc. (b)	40,753	425,869
Chf Solutions, Inc. (b)	66	81
ConforMis, Inc. (b)	154,155	188,069
CONMED Corp.	110,337	8,874,405
Corindus Vascular Robotics, Inc. (a)(b)	389,590	424,653
Cryolife, Inc. (b)	148,998	5,170,231
CryoPort, Inc. (a)(b)	134,188	1,905,470
Cutera, Inc. (b)	60,216	2,047,344
CytoSorbents Corp. (a)(b)	116,213	1,702,520
Dare Bioscience, Inc. (a)(b)	40,212	44,233
DexCom, Inc. (a)(b)	394,667	56,982,021
Dynatronics Corp. (b)	3,361	9,747
Ekso Bionics Holdings, Inc. (a)(b)	222,191	595,472
Electromed, Inc. (b)	18,140	84,532
Endologix, Inc. (b)	360,376	828,865
Fonar Corp. (b)	28,130	737,006
Genmark Diagnostics, Inc. (a)(b)	249,750	2,137,860
Glaukos Corp. (a)(b)	141,736	9,690,490
Globus Medical, Inc. (b)	328,482	17,498,236
Haemonetics Corp. (b)	231,876	25,886,637
Helius Medical Technologies, Inc. (U.S.) (a)(b)	53,227	533,335
Heska Corp. (a)(b)	29,651	3,172,657
Hill-Rom Holdings, Inc.	298,179	29,003,871
ICU Medical, Inc. (b)	67,431	20,633,886
Inogen, Inc. (b)	78,078	20,683,643
Inspire Medical Systems, Inc. (a)	37,822	2,079,832
Insulet Corp. (a)(b)	262,554	27,376,506
Integer Holdings Corp. (b)	129,758	10,367,664
Integra LifeSciences Holdings Corp. (a)(b)	317,530	18,883,509
IntriCon Corp. (a)(b)	31,823	2,351,720
Invacare Corp. (a)	149,686	2,275,227
InVivo Therapeutics Holdings Corp. (b)	4,799	9,358
Invuity, Inc. (a)(b)	46,008	213,937
IRadimed Corp. (a)(b)	21,182	582,505
iRhythm Technologies, Inc. (b)	87,777	8,171,161
Iridex Corp. (b)	27,462	249,904
K2M Group Holdings, Inc. (b)	182,975	5,002,537
Kewaunee Scientific Corp.	5,153	164,638
Lantheus Holdings, Inc. (b)	142,650	2,296,665
LeMaitre Vascular, Inc.	71,030	2,664,335
LivaNova PLC (b)	193,977	24,353,812
Masimo Corp. (b)	211,353	24,916,405
Meridian Bioscience, Inc.	197,861	3,106,418
Merit Medical Systems, Inc. (b)	239,902	14,118,233
Microbot Medical, Inc. (b)	28,379	16,460
Milestone Scientific, Inc. (a)(b)	44,568	32,980
Misonix, Inc. (b)	18,022	344,220
Myomo, Inc. (a)(b)	36,622	75,075
Natus Medical, Inc. (b)	147,875	5,515,738
Neogen Corp. (b)	235,570	22,011,661
NeuroMetrix, Inc. (b)	805	1,038
Nevro Corp. (a)(b)	127,234	8,578,116
NuVasive, Inc. (a)(b)	234,091	16,430,847
Nuvectra Corp. (b)	50,524	1,179,230
NxStage Medical, Inc. (b)	302,519	8,573,388
OraSure Technologies, Inc. (b)	268,651	4,301,103
Orthofix International NV (b)	90,532	4,848,894
OrthoPediatrics Corp. (a)	19,771	688,426
PAVmed, Inc. (b)	69,158	89,905
Penumbra, Inc. (a)(b)	134,854	18,724,478
Precision Therapeutics, Inc. (a)(b)	27,222	30,761
Presbia PLC (a)(b)	14,622	26,173
Pulse Biosciences, Inc. (a)(b)	23,281	334,315
Quanterix Corp. (a)(b)	34,253	573,053
Quidel Corp. (b)	145,364	11,175,584
ReShape Lifesciences, Inc. (a)(b)	876	58
Restoration Robotics, Inc. (b)	9,924	24,314
Retractable Technologies, Inc. (b)	35,837	25,878
Rockwell Medical Technologies, Inc. (a)(b)	199,001	977,095
RTI Biologics, Inc. (b)	246,244	1,101,942
Seaspine Holdings Corp. (b)	40,548	624,439
Second Sight Medical Products, Inc. (a)(b)	109,272	184,670
Sientra, Inc. (a)(b)	101,623	2,552,770
Staar Surgical Co. (a)(b)	122,144	5,826,269
Steris PLC	378,638	43,323,760
STRATA Skin Sciences, Inc. (b)	1,407	3,757
SurModics, Inc. (b)	60,522	4,766,108
Synergetics U.S.A., Inc. (b)(d)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	65,831	4,454,784
Tandem Diabetes Care, Inc. (a)(b)	253,265	11,571,678
Teleflex, Inc.	203,401	50,327,509
TransEnterix, Inc. (a)(b)	517,481	3,001,390
Utah Medical Products, Inc.	15,403	1,399,363
Varex Imaging Corp. (a)(b)	165,871	5,208,349
Vermillion, Inc. (b)	167,591	105,582
ViewRay, Inc. (a)(b)	244,937	2,468,965
Viveve Medical, Inc. (a)(b)	129,860	409,059
VolitionRx Ltd. (a)(b)	99,018	230,712
West Pharmaceutical Services, Inc. (a)	330,227	38,653,070
Wright Medical Group NV (a)(b)	480,241	13,917,384
Zosano Pharma Corp. (a)(b)	52,039	217,003
		723,893,571
Health Care Providers & Services - 1.7%
AAC Holdings, Inc. (a)(b)	48,170	426,786
Acadia Healthcare Co., Inc. (a)(b)	364,188	15,124,728
Aceto Corp.	133,469	443,117
Addus HomeCare Corp. (b)	43,926	2,850,797
Amedisys, Inc. (b)	128,880	16,111,289
American Renal Associates Holdings, Inc. (a)(b)	55,930	1,227,664
American Shared Hospital Services (b)	113	350
AMN Healthcare Services, Inc. (a)(b)	215,714	12,576,126
BioScrip, Inc. (a)(b)	568,746	1,649,363
BioTelemetry, Inc. (a)(b)	142,312	8,794,882
Brookdale Senior Living, Inc. (a)(b)	842,845	8,361,022
Caladrius Biosciences, Inc. (b)	36,321	191,412
Capital Senior Living Corp. (a)(b)	129,657	1,150,058
Chemed Corp.	70,108	22,682,742
Civitas Solutions, Inc. (b)	70,980	1,135,680
Community Health Systems, Inc. (a)(b)	556,599	2,159,604
Corvel Corp. (b)	43,392	2,579,654
Cross Country Healthcare, Inc. (b)	154,629	1,547,836
Digirad Corp.	51,239	84,544
Diplomat Pharmacy, Inc. (a)(b)	215,891	4,460,308
Diversicare Healthcare Services, Inc.	13,500	82,350
Five Star Sr Living, Inc. (b)	197,129	195,158
G1 Therapeutics, Inc. (a)(b)	86,910	5,273,699
Genesis HealthCare, Inc. Class A (a)(b)	198,253	350,908
HealthEquity, Inc. (b)	235,578	22,193,803
HealthSouth Corp.	439,860	35,888,177
InfuSystems Holdings, Inc. (b)	45,777	153,353
Interpace Diagnostics Group, Inc. (a)(b)	83,117	122,182
LHC Group, Inc. (b)	130,886	12,948,552
LifePoint Hospitals, Inc. (b)	171,434	11,040,350
Magellan Health Services, Inc. (b)	111,867	8,222,225
MEDNAX, Inc. (b)	421,834	19,973,840
Molina Healthcare, Inc. (a)(b)	211,434	29,177,892
National Healthcare Corp.	52,171	4,020,819
National Research Corp. Class A	46,695	1,828,109
National Vision Holdings, Inc.	214,779	9,503,971
OptiNose, Inc. (a)	58,775	873,984
Owens & Minor, Inc. (a)	269,909	4,583,055
Patterson Companies, Inc. (a)	371,202	8,370,605
Premier, Inc. (a)(b)	242,451	10,723,608
Providence Service Corp. (b)	53,519	3,593,266
Psychemedics Corp.	24,117	466,182
Quorum Health Corp. (a)(b)	120,872	549,968
R1 RCM, Inc. (a)(b)	373,806	3,726,846
RadNet, Inc. (b)	136,201	1,886,384
Select Medical Holdings Corp. (b)	486,521	9,633,116
Sharps Compliance Corp. (b)	38,210	134,881
SunLink Health Systems, Inc. (b)	10,027	13,938
Surgery Partners, Inc. (a)(b)	84,310	1,462,779
Tenet Healthcare Corp. (a)(b)	362,611	12,227,243
The Ensign Group, Inc.	216,921	8,475,103
The Joint Corp. (b)	45,109	386,584
Tivity Health, Inc. (a)(b)	149,336	5,137,158
Triple-S Management Corp. (a)(b)	103,498	2,253,151
U.S. Physical Therapy, Inc.	56,937	7,131,359
Wellcare Health Plans, Inc. (b)	220,155	66,612,298
		412,774,858
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (b)	785,792	11,480,421
Arrhythmia Research Technology, Inc. (b)	9,729	32,884
athenahealth, Inc. (b)	180,475	27,775,103
Castlight Health, Inc. Class B (a)(b)	308,628	925,884
Computer Programs & Systems, Inc. (a)	48,337	1,319,600
Evolent Health, Inc. (a)(b)	283,107	7,219,229
HealthStream, Inc.	113,005	3,585,649
HMS Holdings Corp. (b)	364,920	11,695,686
HTG Molecular Diagnostics (a)(b)	123,246	553,375
iCAD, Inc. (b)	50,180	150,540
Inovalon Holdings, Inc. Class A (a)(b)	283,107	3,114,177
Medical Transcription Billing Corp. (a)(b)	30,125	130,441
Medidata Solutions, Inc. (a)(b)	266,895	22,680,737
NantHealth, Inc. (a)(b)	148,762	330,252
Omnicell, Inc. (a)(b)	176,931	12,164,006
Quality Systems, Inc. (b)	219,383	5,021,677
Simulations Plus, Inc.	50,674	1,056,553
Streamline Health Solutions, Inc. (a)(b)	73,168	83,412
Tabula Rasa HealthCare, Inc. (a)(b)	63,065	5,528,909
Teladoc Health, Inc. (a)(b)	309,586	24,008,394
Valeritas Holdings, Inc. (a)(b)	51,874	59,655
Veeva Systems, Inc. Class A (b)	530,893	55,403,993
Vocera Communications, Inc. (b)	140,717	4,666,176
		198,986,753
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	120,184	2,956,526
Bio-Rad Laboratories, Inc. Class A (b)	90,627	29,480,963
Bio-Techne Corp.	167,086	32,108,917
Bioanalytical Systems, Inc. (b)	4,600	7,498
Bruker Corp.	450,858	16,041,528
Cambrex Corp. (a)(b)	145,686	9,819,236
Champions Oncology, Inc. (b)	7,203	63,530
Charles River Laboratories International, Inc. (b)	212,544	26,251,309
ChromaDex, Inc. (a)(b)	108,460	491,324
Codexis, Inc. (b)	191,908	3,300,818
Enzo Biochem, Inc. (b)	180,734	829,569
Fluidigm Corp. (a)(b)	123,668	979,451
Harvard Bioscience, Inc. (b)	139,202	828,252
Luminex Corp.	186,159	5,251,545
Medpace Holdings, Inc. (b)	116,128	6,943,293
Nanostring Technologies, Inc. (b)	101,239	1,637,035
NeoGenomics, Inc. (a)(b)	326,680	4,524,518
Pacific Biosciences of California, Inc. (a)(b)	493,526	2,462,695
PRA Health Sciences, Inc. (b)	257,613	27,203,933
Syneos Health, Inc. (a)(b)	270,892	13,503,966
		184,685,906
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	222,277	689,059
Acer Therapeutics, Inc. (b)	21,687	695,719
Aclaris Therapeutics, Inc. (a)(b)	115,378	1,836,818
Adamis Pharmaceuticals Corp. (a)(b)	179,132	510,526
Aerie Pharmaceuticals, Inc. (a)(b)	177,945	10,916,926
Agile Therapeutics, Inc. (b)	72,395	21,212
Akcea Therapeutics, Inc. (a)(b)	70,325	1,857,283
Akorn, Inc. (b)	427,893	6,713,641
Alimera Sciences, Inc. (a)(b)	100,515	104,536
Amneal Pharmaceuticals, Inc. (a)(b)	339,032	7,831,639
Amphastar Pharmaceuticals, Inc. (a)(b)	155,639	2,954,028
Ampio Pharmaceuticals, Inc. (a)(b)	354,669	223,087
ANI Pharmaceuticals, Inc. (b)	42,271	2,460,172
ANI Pharmaceuticals, Inc. rights (b)(d)	58,183	1
Apricus Biosciences, Inc. (a)(b)	96,999	32,010
Aradigm Corp. (a)(b)	44,920	60,642
Aratana Therapeutics, Inc. (b)	165,481	877,049
Assembly Biosciences, Inc. (a)(b)	92,144	3,685,760
Assertio Therapeutics, Inc. (a)(b)	274,416	1,750,774
AstraZeneca PLC rights (b)(d)	21,542	0
Athenex, Inc. (a)(b)	180,306	2,962,428
Axsome Therapeutics, Inc. (a)(b)	59,924	206,738
Bio Path Holdings, Inc. (a)(b)	33,967	46,195
Biodelivery Sciences International, Inc. (a)(b)	261,066	776,671
BioPharmX Corp. (a)(b)	595,565	93,087
Catalent, Inc. (b)	639,360	26,725,248
Cerecor, Inc. (a)(b)	45,108	217,872
Chiasma, Inc. (b)	29,500	69,325
Clearside Biomedical, Inc. (b)	125,760	856,426
Collegium Pharmaceutical, Inc. (a)(b)	99,164	1,695,704
ContraVir Pharmaceuticals, Inc. (a)(b)	43,383	32,103
Corcept Therapeutics, Inc. (a)(b)	431,601	6,482,647
Corium International, Inc. (a)(b)	122,886	1,199,367
CorMedix, Inc. (a)(b)	425,319	263,698
Cumberland Pharmaceuticals, Inc. (b)	33,008	195,077
CymaBay Therapeutics, Inc. (a)(b)	260,632	3,552,414
Dermira, Inc. (a)(b)	163,855	1,559,900
Dova Pharmaceuticals, Inc. (a)(b)	57,540	1,464,393
Durect Corp. (b)	703,630	921,755
Egalet Corp. (a)(b)	230,195	88,625
Eloxx Pharmaceuticals, Inc. (a)(b)	93,892	1,720,101
Endo International PLC (b)	900,074	15,436,269
Endocyte, Inc. (b)	273,323	5,389,930
Evofem Biosciences, Inc. (b)	3,187	12,939
Evoke Pharma, Inc. (a)(b)	15,570	44,997
Evolus, Inc. (b)	43,831	1,121,635
Eyepoint Pharmaceuticals, Inc. (a)(b)	196,453	430,232
Flex Pharma, Inc. (a)(b)	42,326	20,951
Gemphire Therapeutics, Inc. (a)(b)	33,731	47,223
Horizon Pharma PLC (b)	747,740	15,807,224
Imprimis Pharmaceuticals, Inc. (a)(b)	47,104	143,196
InflaRx NV (a)(b)	28,184	946,982
Innoviva, Inc. (a)(b)	327,079	4,749,187
Intersect ENT, Inc. (b)	129,388	3,791,068
Intra-Cellular Therapies, Inc. (b)	218,946	4,803,675
Jaguar Health, Inc. (a)(b)	29,375	24,734
Jazz Pharmaceuticals PLC (b)	267,395	45,703,153
Kala Pharmaceuticals, Inc. (a)(b)	25,715	347,410
KemPharm, Inc. (a)(b)	53,243	276,864
Lannett Co., Inc. (a)(b)	130,324	697,233
Lipocine, Inc. (a)(b)	72,418	107,903
Mallinckrodt PLC (a)(b)	372,862	12,848,825
Marinus Pharmaceuticals, Inc. (a)(b)	114,286	816,002
Melinta Therapeutics, Inc. (b)	179,307	838,260
Mersana Therapeutics, Inc. (a)(b)	31,503	439,467
Mustang Bio, Inc. (b)	52,643	364,290
MyoKardia, Inc. (b)	148,087	9,129,564
Neos Therapeutics, Inc. (a)(b)	95,876	551,287
NovaBay Pharmaceuticals, Inc. (a)(b)	5,586	9,776
Novan, Inc. (b)	35,527	102,318
Novus Therapeutics, Inc. (b)	3,160	15,010
Ocular Therapeutix, Inc. (b)	142,737	963,475
Odonate Therapeutics, Inc. (a)(b)	38,719	743,018
Omeros Corp. (a)(b)	201,030	5,202,656
Onconova Therapeutics, Inc. (b)	3,415	1,468
Otonomy, Inc. (b)	109,470	328,410
Pacira Pharmaceuticals, Inc. (b)	182,422	8,601,197
Pain Therapeutics, Inc. (a)(b)	20,330	20,737
Paratek Pharmaceuticals, Inc. (a)(b)	122,183	1,252,376
Pernix Therapeutics Holdings, Inc. (a)(b)	30,326	32,752
Phibro Animal Health Corp. Class A	89,995	4,247,764
Plx Pharma PLC/New (b)	4,346	14,342
Prestige Brands Holdings, Inc. (a)(b)	238,898	9,197,573
Pulmatrix, Inc. (a)(b)	138,518	60,948
Reata Pharmaceuticals, Inc. (a)(b)	67,270	5,809,437
resTORbio, Inc. (a)(b)	41,417	489,963
Revance Therapeutics, Inc. (a)(b)	123,370	3,380,338
Rhythm Pharmaceuticals, Inc. (a)	90,279	2,843,789
Ritter Pharmaceuticals, Inc. (a)(b)	2,906	5,812
scPharmaceuticals, Inc. (a)(b)	23,358	119,593
SCYNEXIS, Inc. (a)(b)	332,373	448,704
SenesTech, Inc. (a)(b)	90,916	80,006
SIGA Technologies, Inc. (b)	204,746	1,685,060
Sonoma Pharmaceuticals, Inc. (a)(b)	12,933	24,573
Spero Therapeutics, Inc. (a)(b)	43,453	495,799
Supernus Pharmaceuticals, Inc. (a)(b)	229,316	10,158,699
Teligent, Inc. (a)(b)	185,177	748,115
Tetraphase Pharmaceuticals, Inc. (b)	221,113	782,740
The Medicines Company (a)(b)	291,976	11,565,169
TherapeuticsMD, Inc. (a)(b)	865,760	5,610,125
Theravance Biopharma, Inc. (a)(b)	184,923	5,357,219
Titan Pharmaceuticals, Inc. (a)(b)	66,917	49,184
VIVUS, Inc. (a)(b)	373,562	209,942
WAVE Life Sciences (b)	70,815	3,774,440
Zogenix, Inc. (a)(b)	186,848	9,024,758
Zynerba Pharmaceuticals, Inc. (a)(b)	68,717	551,798
		313,250,239

TOTAL HEALTH CARE		3,020,157,435

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.4%
AAR Corp.	150,817	7,038,629
Aerojet Rocketdyne Holdings, Inc. (a)(b)	342,876	12,038,376
AeroVironment, Inc. (a)(b)	95,552	8,404,754
Air Industries Group, Inc. (b)	213	300
Arotech Corp. (b)	105,511	353,462
Astronics Corp. (a)(b)	95,985	4,176,307
Astrotech Corp. (b)	7,755	26,600
Axon Enterprise, Inc. (a)(b)	256,298	17,494,901
BWX Technologies, Inc.	444,333	27,246,500
CPI Aerostructures, Inc. (b)	19,646	164,044
Cubic Corp.	111,576	8,446,303
Curtiss-Wright Corp.	197,139	26,406,769
Ducommun, Inc. (b)	48,231	1,962,519
Engility Holdings, Inc. (b)	82,978	2,880,166
Esterline Technologies Corp. (b)	117,886	10,132,302
HEICO Corp. (a)	179,139	16,244,325
HEICO Corp. Class A	321,106	23,922,397
Hexcel Corp.	397,682	26,294,734
Innovative Solutions & Support, Inc. (b)	33,630	89,120
KEYW Holding Corp. (a)(b)	210,109	1,788,028
KLX, Inc. (b)	226,126	16,697,144
Kratos Defense & Security Solutions, Inc. (a)(b)	376,764	5,033,567
Mercury Systems, Inc. (a)(b)	219,105	11,943,414
Micronet Enertec Technologies, Inc. (a)(b)	8,412	10,599
Moog, Inc. Class A	144,636	11,413,227
National Presto Industries, Inc. (a)	24,207	3,209,848
SIFCO Industries, Inc. (b)	8,781	46,100
Sparton Corp. (b)	46,545	594,380
Spirit AeroSystems Holdings, Inc. Class A (a)	475,747	40,676,369
Teledyne Technologies, Inc. (b)	161,135	38,230,890
Triumph Group, Inc.	230,348	4,791,238
Vectrus, Inc. (b)	51,098	1,677,036
Wesco Aircraft Holdings, Inc. (b)	279,582	3,396,921
		332,831,269
Air Freight & Logistics - 0.4%
Air T, Inc. (b)	1,092	36,582
Air Transport Services Group, Inc. (b)	202,618	4,123,276
Atlas Air Worldwide Holdings, Inc. (a)(b)	115,252	7,018,847
Echo Global Logistics, Inc. (a)(b)	118,834	3,945,289
Forward Air Corp.	132,956	8,543,753
Hub Group, Inc. Class A (b)	148,040	7,823,914
Radiant Logistics, Inc. (b)	141,423	615,190
XPO Logistics, Inc. (a)(b)	470,225	50,078,963
		82,185,814
Airlines - 0.3%
Allegiant Travel Co.	56,258	7,665,153
Hawaiian Holdings, Inc.	228,263	9,472,915
JetBlue Airways Corp. (b)	1,406,654	26,838,958
SkyWest, Inc.	234,779	15,331,069
Spirit Airlines, Inc. (a)(b)	304,904	14,489,038
		73,797,133
Building Products - 1.0%
AAON, Inc. (a)	183,755	7,423,702
Advanced Drain Systems, Inc. Del	183,567	5,754,825
American Woodmark Corp. (b)	64,659	5,492,782
Apogee Enterprises, Inc.	127,498	6,275,452
Armstrong World Industries, Inc. (b)	231,153	16,134,479
Builders FirstSource, Inc. (b)	513,348	8,018,496
Continental Building Products, Inc. (b)	171,095	6,381,844
COVIA Corp. (a)(b)	145,251	1,645,694
CSW Industrials, Inc. (b)	71,463	4,001,928
GCP Applied Technologies, Inc. (b)	325,797	8,210,084
Gibraltar Industries, Inc. (a)(b)	143,948	6,535,239
GMS, Inc. (b)	139,287	3,461,282
Griffon Corp.	149,237	2,723,575
Insteel Industries, Inc.	82,597	3,167,595
Jeld-Wen Holding, Inc. (b)	312,499	7,599,976
Lennox International, Inc.	163,382	36,403,143
Masonite International Corp. (b)	124,268	8,319,743
NCI Building Systems, Inc. (b)	190,470	3,218,943
Owens Corning	490,051	27,746,688
Patrick Industries, Inc. (a)(b)	104,231	6,670,784
PGT, Inc. (b)	227,232	5,521,738
Quanex Building Products Corp.	159,882	2,622,065
Simpson Manufacturing Co. Ltd.	182,466	14,007,915
Tecogen, Inc. New (b)	6,044	18,676
Trex Co., Inc. (b)	263,354	22,306,084
Universal Forest Products, Inc.	278,628	10,437,405
USG Corp. (b)	388,641	16,750,427
		246,850,564
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (a)	296,021	9,389,786
ACCO Brands Corp.	486,655	6,034,522
Acme United Corp.	1,332	29,197
ADS Waste Holdings, Inc. (b)	187,157	4,993,349
Amrep Corp. (b)	2,694	19,774
Aqua Metals, Inc. (a)(b)	158,730	385,714
ARC Document Solutions, Inc. (b)	173,429	558,441
Avalon Holdings Corp. Class A (a)(b)	10,366	46,440
Brady Corp. Class A	222,213	8,988,516
Casella Waste Systems, Inc. Class A (b)	174,856	4,962,413
CECO Environmental Corp.	124,603	1,051,649
Cemtrex, Inc. (a)(b)	34,404	56,767
Clean Harbors, Inc. (b)	232,665	15,958,492
Command Security Corp. (b)	4,050	7,979
CompX International, Inc. Class A	715	9,653
Covanta Holding Corp.	590,028	10,413,994
Deluxe Corp.	214,935	12,728,451
Document Security Systems, Inc. (a)(b)	20,066	24,681
Ecology & Environment, Inc. Class A	5,529	73,812
Ennis, Inc.	121,086	2,639,675
Essendant, Inc.	171,402	2,473,331
Evoqua Water Technologies Corp. (a)(b)	264,893	5,133,626
Fuel Tech, Inc. (a)(b)	71,206	84,023
Healthcare Services Group, Inc. (a)	331,117	13,645,332
Heritage-Crystal Clean, Inc. (a)(b)	67,703	1,577,480
Herman Miller, Inc.	272,699	10,444,372
HNI Corp.	193,943	8,552,886
Hudson Technologies, Inc. (a)(b)	164,908	308,378
Industrial Services of America, Inc. (b)	12,605	29,181
Interface, Inc.	264,579	6,230,835
Intersections, Inc. (a)(b)	42,033	72,717
KAR Auction Services, Inc.	607,125	38,060,666
Kimball International, Inc. Class B	169,255	2,956,885
Knoll, Inc.	218,560	5,144,902
LSC Communications, Inc.	151,031	1,847,109
Matthews International Corp. Class A	143,825	7,464,518
McGrath RentCorp.	108,351	6,284,358
Mobile Mini, Inc.	199,585	8,562,197
Msa Safety, Inc. (a)	151,396	15,304,622
Multi-Color Corp. (a)	64,185	3,963,424
NL Industries, Inc. (b)	19,002	150,116
Odyssey Marine Exploration, Inc. (a)(b)	33,165	309,098
Performant Financial Corp. (b)	99,740	241,371
Perma-Fix Environmental Services, Inc. (b)	23,883	113,444
PICO Holdings, Inc.	104,771	1,252,013
Pitney Bowes, Inc.	832,522	6,044,110
Quad/Graphics, Inc.	144,761	3,296,208
Quest Resource Holding Corp. (a)(b)	35,687	76,727
R.R. Donnelley & Sons Co.	308,204	1,559,512
Rollins, Inc.	432,079	25,959,306
SP Plus Corp. (b)	100,820	3,921,898
Steelcase, Inc. Class A	387,642	5,659,573
Team, Inc. (a)(b)	132,793	3,094,077
Tetra Tech, Inc.	253,668	17,706,026
The Brink's Co. (a)	229,375	17,226,063
U.S. Ecology, Inc.	98,121	7,138,303
UniFirst Corp.	69,611	12,891,957
Viad Corp.	92,732	5,712,291
Virco Manufacturing Co.	16,793	83,125
VSE Corp.	36,497	1,408,054
		330,357,419
Construction & Engineering - 0.7%
AECOM (a)(b)	717,359	24,131,957
Aegion Corp. (b)	147,211	3,674,387
Ameresco, Inc. Class A (b)	85,179	1,222,319
Argan, Inc.	63,539	2,528,852
Comfort Systems U.S.A., Inc.	166,788	9,573,631
Construction Partners, Inc. Class A	55,852	678,602
Dycom Industries, Inc. (a)(b)	139,800	11,730,618
EMCOR Group, Inc.	265,570	21,272,157
FTE Networks, Inc. (b)	13,620	177,060
Goldfield Corp.	99,734	473,737
Granite Construction, Inc.	202,094	9,231,654
Great Lakes Dredge & Dock Corp. (b)	252,829	1,384,239
HC2 Holdings, Inc. (a)(b)	168,360	1,055,617
Ies Holdings, Inc. (a)(b)	35,821	685,972
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	479,226
KBR, Inc.	634,690	13,315,796
Keane Group, Inc. (a)(b)	267,222	3,281,486
MasTec, Inc. (a)(b)	286,469	12,547,342
MYR Group, Inc. (b)	75,779	2,634,836
Northwest Pipe Co. (b)	41,263	745,210
NV5 Holdings, Inc. (b)	40,978	3,624,504
Orion Group Holdings, Inc. (b)	116,448	1,003,782
Primoris Services Corp.	186,344	4,669,781
Sterling Construction Co., Inc. (a)(b)	117,122	1,704,125
Tutor Perini Corp. (a)(b)	173,590	3,532,557
Valmont Industries, Inc.	101,193	14,207,497
Williams Scotsman Corp. (a)(b)	171,810	2,998,085
		152,565,029
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	182,690	27,922,340
Allied Motion Technologies, Inc.	31,220	1,524,785
American Electric Technologies, Inc. (a)(b)	11,386	11,184
American Superconductor Corp. (a)(b)	78,969	481,711
AZZ, Inc.	117,435	6,312,131
Babcock & Wilcox Enterprises, Inc. (a)(b)	770,769	1,079,077
Broadwind Energy, Inc. (b)	60,375	131,618
Capstone Turbine Corp. (a)(b)	247,286	276,960
Encore Wire Corp.	93,673	4,707,068
Energous Corp. (a)(b)	87,914	1,127,057
Energy Focus, Inc. (a)(b)	30,849	66,325
EnerSys	189,355	15,714,571
Enphase Energy, Inc. (a)(b)	338,229	1,653,940
EnSync, Inc. (a)(b)	114,418	40,046
Espey Manufacturing & Electronics Corp.	5,259	140,678
FuelCell Energy, Inc. (a)(b)	378,895	443,307
Generac Holdings, Inc. (b)	275,839	15,306,306
GrafTech International Ltd.	174,214	3,219,475
Hubbell, Inc. Class B	243,288	30,741,872
Ideal Power, Inc. (a)(b)	17,678	11,673
LSI Industries, Inc.	117,225	606,053
Ocean Power Technologies, Inc. (a)(b)	70,903	52,546
Orion Energy Systems, Inc. (a)(b)	82,082	78,142
Plug Power, Inc. (a)(b)	1,028,508	2,026,161
Polar Power, Inc. (a)(b)	7,179	44,510
Powell Industries, Inc.	38,329	1,500,580
Preformed Line Products Co.	11,698	955,727
Real Goods Solar, Inc. (a)(b)	42,561	18,416
Regal Beloit Corp.	199,139	16,667,934
Revolution Lighting Technologies, Inc. (a)(b)	37,668	102,080
Sensata Technologies, Inc. PLC (a)(b)	761,598	40,326,614
Sunrun, Inc. (a)(b)	300,000	3,936,000
Sunworks, Inc. (a)(b)	46,670	32,132
Thermon Group Holdings, Inc. (b)	146,456	3,925,021
TPI Composites, Inc. (a)(b)	61,940	1,736,178
Ultralife Corp. (b)	42,785	370,090
Vicor Corp. (b)	73,865	4,612,869
Vivint Solar, Inc. (b)	109,703	575,941
		188,479,118
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	271,961	34,487,374
ITT, Inc.	389,867	23,045,038
Raven Industries, Inc.	161,392	7,811,373
		65,343,785
Machinery - 3.7%
Actuant Corp. Class A (a)	272,518	8,025,655
AGCO Corp.	293,590	17,515,579
Alamo Group, Inc.	42,473	4,047,677
Albany International Corp. Class A	131,871	10,173,848
Allison Transmission Holdings, Inc. (a)	580,531	28,829,169
Altra Industrial Motion Corp. (a)	131,716	5,143,510
American Railcar Industries, Inc.	33,825	1,549,862
Apergy Corp. (a)(b)	342,574	15,491,196
ARC Group Worldwide, Inc. (a)(b)	25,348	48,161
Art's-Way Manufacturing Co., Inc. (b)	9,649	26,535
Astec Industries, Inc. (a)	86,385	4,202,630
Barnes Group, Inc.	215,817	14,688,505
Blue Bird Corp. (a)(b)	51,001	1,170,473
Briggs & Stratton Corp.	191,742	3,865,519
Cactus, Inc. (a)(b)	162,606	5,557,873
Chart Industries, Inc. (a)(b)	138,723	10,480,523
Chicago Rivet & Machine Co.	758	24,104
CIRCOR International, Inc. (a)	87,402	3,964,555
Colfax Corp. (b)	445,645	15,561,923
Columbus McKinnon Corp. (NY Shares)	91,393	3,886,944
Commercial Vehicle Group, Inc. (b)	120,218	1,173,328
Crane Co.	226,459	20,671,178
Dmc Global, Inc.	62,393	2,448,925
Donaldson Co., Inc. (a)	584,176	29,559,306
Douglas Dynamics, Inc.	101,803	4,662,577
Eastern Co.	26,978	795,851
Energy Recovery, Inc. (a)(b)	151,895	1,471,863
EnPro Industries, Inc.	95,943	7,202,441
ESCO Technologies, Inc.	116,292	7,867,154
ExOne Co. (a)(b)	40,244	355,355
Federal Signal Corp.	270,118	7,031,172
Franklin Electric Co., Inc.	174,001	8,508,649
FreightCar America, Inc.	53,070	897,414
Gardner Denver Holdings, Inc. (b)	317,773	8,884,933
Gates Industrial Corp. PLC (a)(b)	202,163	3,685,431
Gencor Industries, Inc. (b)	29,953	386,394
Global Brass & Copper Holdings, Inc.	99,231	3,825,355
Gorman-Rupp Co.	90,966	3,334,814
Graco, Inc.	752,909	35,394,252
Graham Corp.	38,537	1,071,714
Greenbrier Companies, Inc. (a)	124,371	7,213,518
Harsco Corp. (b)	362,470	10,239,778
Hillenbrand, Inc.	279,066	14,274,226
Hurco Companies, Inc.	24,468	1,049,677
Hyster-Yale Materials Handling Class A	42,446	2,618,918
IDEX Corp.	341,726	52,355,840
Jason Industries, Inc. (b)	34,467	95,474
John Bean Technologies Corp. (a)	142,963	16,912,523
Kadant, Inc.	51,037	5,157,289
Kennametal, Inc.	366,952	14,986,320
L.B. Foster Co. Class A (b)	41,840	951,860
Lincoln Electric Holdings, Inc.	275,072	25,900,780
Lindsay Corp. (a)	52,222	5,001,301
LiqTech International, Inc. (b)	162,497	206,371
Lydall, Inc. (b)	77,344	3,310,323
Manitex International, Inc. (a)(b)	80,512	851,817
Manitowoc Co., Inc. (a)(b)	162,770	3,774,636
Meritor, Inc. (b)	392,749	8,506,943
MFRI, Inc. (b)	13,179	121,906
Middleby Corp. (a)(b)	247,844	30,122,960
Milacron Holdings Corp. (b)	239,741	5,082,509
Miller Industries, Inc.	42,627	1,227,658
Mueller Industries, Inc.	260,390	8,324,668
Mueller Water Products, Inc. Class A	715,346	8,276,553
Navistar International Corp. New (b)	290,705	12,666,017
NN, Inc.	123,434	2,468,680
Nordson Corp. (a)	228,027	31,700,314
Omega Flex, Inc. (a)	24,574	2,180,943
Oshkosh Corp.	326,290	22,925,135
Park-Ohio Holdings Corp.	36,562	1,515,495
ProPetro Holding Corp. (a)(b)	310,888	4,731,715
Proto Labs, Inc. (b)	112,204	17,442,112
RBC Bearings, Inc. (b)	110,539	16,559,848
Rexnord Corp. (b)	470,453	13,657,251
Spartan Motors, Inc.	152,982	2,210,590
SPX Corp. (b)	190,432	6,472,784
SPX Flow, Inc. (b)	196,513	9,420,833
Standex International Corp.	58,479	6,309,884
Sun Hydraulics Corp.	127,963	6,441,657
Taylor Devices, Inc. (b)	3,749	43,301
Tennant Co.	82,228	6,294,553
Terex Corp.	319,269	12,371,674
The L.S. Starrett Co. Class A	20,155	128,992
Timken Co.	301,245	14,655,569
Titan International, Inc.	212,617	1,590,375
Toro Co.	475,739	28,920,174
TriMas Corp. (b)	203,826	6,257,458
Trinity Industries, Inc. (a)	662,816	23,755,325
Twin Disc, Inc. (b)	34,774	888,476
Wabash National Corp. (a)	267,734	4,883,468
WABCO Holdings, Inc. (a)(b)	222,607	27,398,470
Wabtec Corp. (a)	380,495	41,215,218
Watts Water Technologies, Inc. Class A	124,035	10,226,686
Woodward, Inc.	247,249	19,918,379
WSI Industries, Inc. (a)	5,563	29,484
Xerium Technologies, Inc. (b)	46,836	629,476
		885,956,531
Marine - 0.1%
Genco Shipping & Trading Ltd. (b)	60,925	836,500
Kirby Corp. (b)	239,568	20,914,286
Matson, Inc.	188,914	7,057,827
		28,808,613
Professional Services - 1.4%
Acacia Research Corp. (b)	241,785	942,962
Asgn, Inc. (b)	220,581	20,423,595
Barrett Business Services, Inc.	33,579	2,519,432
BG Staffing, Inc.	38,107	928,287
CBIZ, Inc. (b)	253,569	6,060,299
CoStar Group, Inc. (b)	162,765	71,968,172
CRA International, Inc.	36,289	2,074,279
DLH Holdings Corp. (b)	2,257	11,872
Dun & Bradstreet Corp.	164,254	23,475,182
Exponent, Inc.	237,793	12,448,464
Forrester Research, Inc.	47,157	2,320,124
Franklin Covey Co. (b)	53,514	1,369,958
FTI Consulting, Inc. (b)	167,838	12,792,612
GEE Group, Inc. (a)(b)	3,724	9,244
GP Strategies Corp. (b)	68,728	1,309,268
Heidrick & Struggles International, Inc.	88,851	3,927,214
Hudson Global, Inc. (b)	73,252	126,726
Huron Consulting Group, Inc. (b)	101,374	5,018,013
ICF International, Inc.	85,852	7,009,816
InnerWorkings, Inc. (a)(b)	215,796	1,687,525
Insperity, Inc.	167,032	20,018,785
Kelly Services, Inc. Class A (non-vtg.)	140,647	3,545,711
Kforce, Inc.	105,978	4,456,375
Korn/Ferry International	250,018	16,783,708
Lightbridge Corp. (b)	12,635	12,761
Manpower, Inc.	290,898	27,265,870
Marathon Patent Group, Inc. (a)(b)	53,847	52,770
Mastech Digital, Inc. (b)	6,164	64,722
MISTRAS Group, Inc. (b)	78,589	1,792,615
Navigant Consulting, Inc.	204,111	4,876,212
RCM Technologies, Inc.	26,331	129,022
Reis, Inc.	35,639	821,479
Resources Connection, Inc.	145,001	2,399,767
Spherix, Inc. (a)(b)	4,712	5,042
TransUnion Holding Co., Inc.	671,873	50,592,037
TriNet Group, Inc. (b)	185,050	10,930,904
TrueBlue, Inc. (b)	189,785	5,560,701
Volt Information Sciences, Inc. (b)	56,277	196,970
WageWorks, Inc. (a)(b)	176,617	9,449,010
Willdan Group, Inc. (a)(b)	35,062	1,099,895
		336,477,400
Road & Rail - 0.8%
AMERCO	30,806	11,548,861
ArcBest Corp.	114,714	5,517,743
Avis Budget Group, Inc. (a)(b)	318,689	9,914,415
Covenant Transport Group, Inc. Class A (b)	58,436	1,745,483
Daseke, Inc. (b)	220,743	1,984,480
Genesee & Wyoming, Inc. Class A (a)(b)	266,691	23,439,472
Heartland Express, Inc.	222,126	4,542,477
Knight-Swift Transportation Holdings, Inc. Class A	568,984	19,419,424
Landstar System, Inc.	188,634	21,843,817
Marten Transport Ltd.	173,130	3,817,517
Old Dominion Freight Lines, Inc.	302,534	46,106,182
P.A.M. Transportation Services, Inc. (b)	11,803	687,761
Patriot Transportation Holding, Inc. (b)	5,715	115,957
Roadrunner Transportation Systems, Inc. (b)	117,512	152,766
Ryder System, Inc.	237,204	18,226,755
Saia, Inc. (a)(b)	117,517	9,313,222
Schneider National, Inc. Class B	141,992	3,840,884
U.S.A. Truck, Inc. (b)	31,070	680,744
Universal Logistics Holdings, Inc.	41,673	1,525,232
Werner Enterprises, Inc. (a)	197,464	7,316,041
YRC Worldwide, Inc. (b)	140,714	1,346,633
		193,085,866
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	726	12,451
Air Lease Corp. Class A	428,310	19,792,205
Aircastle Ltd.	243,533	5,094,710
Applied Industrial Technologies, Inc.	173,408	13,361,086
Beacon Roofing Supply, Inc. (b)	304,866	11,304,431
BlueLinx Corp. (a)(b)	36,029	1,294,522
BMC Stock Holdings, Inc. (b)	279,470	6,288,075
CAI International, Inc. (b)	68,566	1,850,596
DXP Enterprises, Inc. (b)	73,586	3,376,862
EnviroStar, Inc.	8,263	390,427
GATX Corp. (a)	170,888	14,431,492
General Finance Corp. (a)(b)	73,463	1,002,770
H&E Equipment Services, Inc.	139,217	4,846,144
HD Supply Holdings, Inc. (b)	818,402	37,310,947
Herc Holdings, Inc. (b)	128,723	6,768,255
Houston Wire & Cable Co. (b)	67,850	556,370
Huttig Building Products, Inc. (a)(b)	72,927	377,762
Kaman Corp.	120,759	7,874,694
Lawson Products, Inc. (b)	22,824	769,169
MRC Global, Inc. (b)	399,617	8,236,106
MSC Industrial Direct Co., Inc. Class A	204,243	17,458,692
Nexeo Solutions, Inc. (b)	262,963	2,632,260
Now, Inc. (a)(b)	479,255	8,238,393
Rush Enterprises, Inc. Class A	160,994	6,916,302
SiteOne Landscape Supply, Inc. (a)(b)	179,538	16,224,849
Systemax, Inc.	65,078	2,375,347
Titan Machinery, Inc. (a)(b)	84,437	1,524,932
Transcat, Inc. (b)	24,318	592,143
Triton International Ltd.	212,280	8,019,938
Univar, Inc. (b)	515,593	14,343,797
Veritiv Corp. (b)	50,713	2,421,546
Watsco, Inc.	142,847	24,996,797
WESCO International, Inc. (b)	211,539	12,935,610
Willis Lease Finance Corp. (b)	18,966	650,154
		264,269,834
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	352,615	16,587,010

TOTAL INDUSTRIALS		3,197,595,385

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.4%
ADTRAN, Inc.	225,381	3,876,553
Aerohive Networks, Inc. (a)(b)	131,104	553,259
Applied Optoelectronics, Inc. (a)(b)	86,263	3,567,838
Arris International PLC (a)(b)	777,688	20,149,896
Aviat Networks, Inc. (b)	17,942	319,368
Bank Technologies, Inc.	68,107	258,807
Black Box Corp. (a)(b)	74,340	92,925
CalAmp Corp. (a)(b)	167,160	3,928,260
Calix Networks, Inc. (b)	181,547	1,416,067
Carvana Co. Class A (a)(b)	145,347	9,409,765
Ciena Corp. (a)(b)	637,257	20,124,576
Clearfield, Inc. (a)(b)	45,080	615,342
ClearOne, Inc.	17,220	37,023
CommScope Holding Co., Inc. (b)	855,104	27,098,246
Communications Systems, Inc.	9,122	31,197
Comtech Telecommunications Corp.	109,119	3,911,916
Dasan Zhone Solutions, Inc. (a)(b)	16,585	179,781
Digi International, Inc. (b)	122,486	1,647,437
EchoStar Holding Corp. Class A (b)	221,176	10,616,448
EMCORE Corp. (b)	116,856	566,752
Extreme Networks, Inc. (b)	540,268	3,387,480
Finisar Corp. (a)(b)	512,990	10,464,996
Harmonic, Inc. (b)	393,058	2,142,166
Infinera Corp. (b)	695,007	6,220,313
InterDigital, Inc.	155,724	12,862,802
KVH Industries, Inc. (b)	53,392	664,730
Lantronix, Inc. (b)	2,938	15,630
Lumentum Holdings, Inc. (a)(b)	282,405	19,175,300
NETGEAR, Inc. (b)	143,427	10,161,803
NetScout Systems, Inc. (a)(b)	359,842	8,996,050
Network-1 Security Solutions, Inc.	44,887	130,172
Oclaro, Inc. (b)	778,648	7,428,302
Optical Cable Corp. (a)(b)	11,253	43,324
Palo Alto Networks, Inc. (b)	409,900	94,748,385
PC-Tel, Inc.	65,156	282,777
Plantronics, Inc.	149,855	10,073,253
Quantenna Communications, Inc. (b)	99,259	1,813,462
Resonant, Inc. (a)(b)	88,838	471,730
Sonus Networks, Inc. (b)	229,931	1,591,123
Technical Communications Corp. (b)	2,782	13,632
Tessco Technologies, Inc.	21,957	391,932
Ubiquiti Networks, Inc.	95,899	8,603,099
ViaSat, Inc. (a)(b)	244,675	15,370,484
Viavi Solutions, Inc. (b)	1,014,663	11,364,226
Westell Technologies, Inc. Class A (b)	36,810	105,645
xG Technology, Inc. (a)(b)	3,373	1,385
		334,925,657
Electronic Equipment & Components - 3.2%
ADDvantage Technologies Group, Inc. (b)	11,707	16,858
ADT, Inc. (a)	500,555	4,479,967
Akoustis Technologies, Inc. (a)(b)	44,905	374,508
Anixter International, Inc. (b)	132,690	9,566,949
Applied DNA Sciences, Inc. (a)(b)	83,467	101,830
Arrow Electronics, Inc. (b)	396,273	30,723,046
Avnet, Inc.	521,353	25,233,485
AVX Corp.	228,995	4,843,244
Badger Meter, Inc.	132,432	7,277,138
Bel Fuse, Inc. Class B (non-vtg.)	43,341	1,241,720
Belden, Inc. (a)	182,012	13,235,913
Benchmark Electronics, Inc.	221,538	5,726,757
Cardtronics PLC (b)	203,855	7,153,272
Casa Systems, Inc. (a)(b)	37,182	546,204
CDW Corp.	674,246	59,036,980
ClearSign Combustion Corp. (a)(b)	88,193	180,796
Cognex Corp.	773,857	41,633,507
Coherent, Inc. (a)(b)	111,237	21,201,772
Control4 Corp. (b)	94,138	3,051,013
CTS Corp.	147,892	5,464,609
CUI Global, Inc. (b)	85,811	193,933
Daktronics, Inc.	187,333	1,519,271
Data I/O Corp. (b)	25,384	136,566
Dell Technologies, Inc. (a)(b)	890,312	85,621,305
Digital Ally, Inc. (a)(b)	14,722	38,277
Dolby Laboratories, Inc. Class A	281,007	19,723,881
DPW Holdings, Inc. (a)(b)	240,068	117,657
Dynasil Corp. of America (b)	9,233	12,557
Echelon Corp. (b)	10,643	89,933
Electro Scientific Industries, Inc. (a)(b)	159,386	3,498,523
eMagin Corp. (a)(b)	59,414	86,150
ePlus, Inc. (b)	63,782	6,611,004
Fabrinet (a)	166,602	7,975,238
FARO Technologies, Inc. (b)	75,680	5,161,376
Fitbit, Inc. (a)(b)	799,425	4,812,539
Frequency Electronics, Inc. (b)	18,014	149,516
I. D. Systems Inc. (b)	42,210	271,832
Identiv, Inc. (b)	44,096	267,663
IEC Electronics Corp. (b)	24,204	132,880
II-VI, Inc. (a)(b)	248,183	12,347,104
Image Sensing Systems, Inc. (b)	9,582	57,971
Insight Enterprises, Inc. (b)	157,850	8,703,849
Intellicheck, Inc. (a)(b)	10,517	22,822
Iteris, Inc. (a)(b)	122,630	631,545
Itron, Inc. (b)	157,894	10,484,162
Jabil, Inc.	758,876	22,432,375
KEMET Corp. (b)	218,232	5,639,115
KEY Tronic Corp. (b)	23,421	187,368
Keysight Technologies, Inc. (b)	835,288	54,201,838
Kimball Electronics, Inc. (b)	120,583	2,387,543
Knowles Corp. (a)(b)	409,668	7,427,281
LGL Group, Inc. (b)	5,167	39,373
LightPath Technologies, Inc. Class A (a)(b)	75,176	160,877
Littelfuse, Inc.	111,321	24,886,923
LRAD Corp. (b)	75,779	230,368
Luna Innovations, Inc. (b)	134,554	500,541
Maxwell Technologies, Inc. (a)(b)	187,957	671,006
Mesa Laboratories, Inc.	15,731	3,157,998
Methode Electronics, Inc. Class A	165,031	6,543,479
MicroVision, Inc. (a)(b)	416,568	445,728
MTS Systems Corp.	80,740	4,368,034
Napco Security Technolgies, Inc. (b)	54,451	822,210
National Instruments Corp.	487,285	23,267,859
Neonode, Inc. (a)(b)	119,716	36,513
NetList, Inc. (a)(b)	137,887	16,091
Novanta, Inc. (b)	143,360	10,981,376
OSI Systems, Inc. (b)	79,055	6,157,594
Par Technology Corp. (a)(b)	45,628	1,171,727
Park Electrochemical Corp.	94,387	2,017,994
PC Connection, Inc.	70,156	2,785,193
PC Mall, Inc. (b)	39,971	911,339
Perceptron, Inc. (b)	32,730	354,139
Plexus Corp. (b)	152,708	9,664,889
RadiSys Corp. (b)	138,192	219,725
Research Frontiers, Inc. (a)(b)	70,642	81,238
RF Industries Ltd. (a)	34,355	405,389
Richardson Electronics Ltd.	36,172	326,633
Rogers Corp. (b)	83,497	11,528,431
Sanmina Corp. (b)	310,952	9,577,322
ScanSource, Inc. (b)	115,525	4,696,091
Sigmatron International, Inc. (b)	11,250	79,538
Superconductor Technologies, Inc. (a)(b)	2,752	6,522
SYNNEX Corp.	129,311	12,539,288
Tech Data Corp. (b)	155,831	11,336,705
Trimble, Inc. (b)	1,112,266	46,826,399
TTM Technologies, Inc. (a)(b)	410,024	7,667,449
Vishay Intertechnology, Inc.	588,359	14,002,944
Vishay Precision Group, Inc. (b)	55,852	2,418,392
Wayside Technology Group, Inc.	13,193	158,316
Wireless Telecom Group, Inc. (b)	34,803	66,126
Zebra Technologies Corp. Class A (b)	238,033	40,879,787
		764,040,188
Internet Software & Services - 3.0%
2U, Inc. (a)(b)	254,227	22,717,725
Alarm.com Holdings, Inc. (a)(b)	113,106	6,366,737
Amber Road, Inc. (b)	72,188	630,201
ANGI Homeservices, Inc. Class A (a)(b)	234,164	5,071,992
AppFolio, Inc. (b)	53,537	4,572,060
Apptio, Inc. Class A (b)	140,710	5,459,548
Autoweb, Inc. (b)	46,143	159,655
Benefitfocus, Inc. (a)(b)	107,573	4,743,969
BlackLine, Inc. (a)(b)	176,458	9,309,924
Box, Inc. Class A (a)(b)	572,401	14,058,169
Bridgeline Digital, Inc. (b)	952	1,104
Brightcove, Inc. (b)	142,686	1,170,025
BroadVision, Inc. (b)	7,279	13,102
Carbonite, Inc. (b)	142,269	5,911,277
Care.com, Inc. (b)	69,638	1,353,066
CarGurus, Inc. Class A (a)	48,282	2,381,268
ChannelAdvisor Corp. (b)	110,549	1,442,664
Cision Ltd. (a)(b)	260,243	4,713,001
Cloudera, Inc. (a)(b)	388,032	5,824,360
Cornerstone OnDemand, Inc. (b)	240,452	13,599,965
Coupa Software, Inc. (b)	124,257	8,910,469
Determine, Inc. (b)	71,459	58,239
DHI Group, Inc. (b)	204,008	438,617
DocuSign, Inc. (a)	92,453	5,772,765
Dropbox, Inc. Class A (a)(b)	207,090	5,560,367
DropCar, Inc. (a)(b)	9,790	7,049
eGain Communications Corp. (b)	73,616	1,052,709
Endurance International Group Holdings, Inc. (b)	358,723	3,461,677
Envestnet, Inc. (a)(b)	202,403	12,791,870
Etsy, Inc. (b)	482,738	23,504,513
Five9, Inc. (a)(b)	246,048	11,822,606
Fusion Connect, Inc. (a)(b)	100,564	372,087
GlowPoint, Inc. (a)(b)	315,981	55,929
GoDaddy, Inc. (b)	740,510	60,321,945
Gogo, Inc. (a)(b)	264,954	1,189,643
GrubHub, Inc. (a)(b)	402,893	58,060,910
GTT Communications, Inc. (a)(b)	152,095	6,547,690
Hortonworks, Inc. (b)	296,071	6,608,305
IAC/InterActiveCorp (b)	348,213	68,667,604
Instructure, Inc. (a)(b)	130,588	5,347,579
Internap Network Services Corp. (a)(b)	59,742	801,738
Inuvo, Inc. (b)	95,405	61,059
iPass, Inc. (a)(b)	40,453	80,906
Issuer Direct Corp.	35,231	484,426
Izea Worldwide, Inc. (a)(b)	24,439	42,279
j2 Global, Inc. (a)	218,104	18,008,847
Leaf Group Ltd. (b)	63,831	705,333
Limelight Networks, Inc. (b)	525,907	2,666,348
Liquidity Services, Inc. (b)	94,355	679,356
LivePerson, Inc. (b)	257,488	6,926,427
LogMeIn, Inc.	231,236	19,874,734
Marchex, Inc. Class B	110,863	319,285
Marin Software, Inc. (a)(b)	10,816	36,234
Match Group, Inc. (a)(b)	280,019	14,014,951
MeetMe, Inc. (a)(b)	338,782	1,727,788
MINDBODY, Inc. (a)(b)	132,963	4,932,927
MongoDB, Inc. Class A (a)	107,602	7,743,040
Net Element International, Inc. (a)(b)	15,603	96,271
New Relic, Inc. (a)(b)	190,821	19,608,766
Nutanix, Inc. Class A (b)	318,414	17,933,076
Okta, Inc. (b)	333,092	20,595,078
Pandora Media, Inc. (a)(b)	1,136,304	10,499,449
Professional Diversity Network, Inc. (a)(b)	5,685	17,908
Q2 Holdings, Inc. (a)(b)	156,722	9,763,781
QuinStreet, Inc. (b)	165,257	2,506,949
Qumu Corp. (b)	82,505	200,487
Quotient Technology, Inc. (a)(b)	339,215	5,071,264
Remark Holdings, Inc. (a)(b)	88,573	311,777
SecureWorks Corp. (a)(b)	51,274	682,457
SharpSpring, Inc. (b)	4,489	63,699
ShotSpotter, Inc. (a)(b)	14,937	852,006
Shutterstock, Inc.	83,363	4,588,300
SPS Commerce, Inc. (b)	78,580	7,722,057
Stamps.com, Inc. (b)	74,421	18,489,897
Support.com, Inc. (b)	54,868	151,436
Synacor, Inc. (a)(b)	119,442	229,926
TechTarget, Inc. (a)(b)	91,845	2,203,362
Telaria, Inc. (a)(b)	115,090	473,020
The Trade Desk, Inc. (a)(b)	101,590	14,413,589
Travelzoo, Inc. (b)	31,997	396,763
TrueCar, Inc. (a)(b)	349,710	4,497,271
Twilio, Inc. Class A (b)	343,255	27,686,948
Veritone, Inc. (a)(b)	39,592	413,340
Web.com Group, Inc. (b)	225,073	6,290,790
XO Group, Inc. (b)	111,521	3,352,321
Yelp, Inc. (a)(b)	341,931	16,111,789
Yext, Inc. (a)(b)	297,956	7,407,186
Zillow Group, Inc.:
Class A (a)(b)	244,868	11,778,151
Class C (a)(b)	530,658	25,816,512
		709,383,689
IT Services - 3.5%
Acxiom Corp. (b)	346,135	15,814,908
ALJ Regional Holdings, Inc. (b)	9,675	18,770
Booz Allen Hamilton Holding Corp. Class A	648,080	33,155,773
CACI International, Inc. Class A (b)	109,985	21,447,075
Cass Information Systems, Inc.	45,228	3,235,159
Computer Task Group, Inc. (b)	43,271	252,703
Conduent, Inc. (b)	878,350	20,360,153
Convergys Corp.	412,704	10,206,170
CoreLogic, Inc. (b)	367,288	18,672,922
CSG Systems International, Inc.	156,134	5,831,605
CSP, Inc.	3,489	46,159
Edgewater Technology, Inc. (b)	28,053	133,252
EPAM Systems, Inc. (b)	225,925	32,291,460
Euronet Worldwide, Inc. (a)(b)	229,811	22,475,516
Everi Holdings, Inc. (b)	309,065	2,679,594
EVERTEC, Inc.	269,766	6,487,872
ExlService Holdings, Inc. (b)	152,820	9,792,706
First Data Corp. Class A (b)	2,480,931	63,809,545
Genpact Ltd.	671,734	20,581,930
Hackett Group, Inc.	120,894	2,474,700
Information Services Group, Inc. (b)	106,909	529,200
Innodata, Inc. (b)	57,046	82,717
Jack Henry & Associates, Inc.	346,707	54,932,257
Leidos Holdings, Inc.	636,428	45,040,010
ManTech International Corp. Class A	121,604	8,064,777
Maximus, Inc.	291,106	19,358,549
ModusLink Global Solutions, Inc. (b)	124,462	272,572
MoneyGram International, Inc. (b)	141,146	918,860
NIC, Inc.	297,143	4,992,002
Perficient, Inc. (b)	163,968	4,710,801
Perspecta, Inc.	635,230	14,775,450
PFSweb, Inc. (a)(b)	68,404	588,958
Presidio, Inc. (a)	145,431	2,198,917
PRG-Schultz International, Inc. (b)	113,057	1,079,694
Sabre Corp.	1,123,171	29,325,995
Science Applications International Corp.	188,930	17,045,265
ServiceSource International, Inc. (b)	310,800	991,452
Square, Inc. (a)(b)	1,293,876	114,689,169
StarTek, Inc. (a)(b)	45,478	275,597
Sykes Enterprises, Inc. (b)	179,064	5,414,895
Syntel, Inc. (b)	172,317	7,020,195
Teradata Corp. (a)(b)	535,927	22,224,893
Travelport Worldwide Ltd.	573,717	10,653,925
Ttec Holdings, Inc.	70,995	1,860,069
Unisys Corp. (a)(b)	229,721	4,272,811
Virtusa Corp. (b)	125,755	7,326,486
WEX, Inc. (b)	177,390	33,743,126
WidePoint Corp. (b)	264,173	136,049
Worldpay, Inc. (b)	1,327,578	129,292,821
		831,585,484
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (a)(b)	88,878	3,623,556
Adesto Technologies Corp. (a)(b)	106,207	642,552
Advanced Energy Industries, Inc. (b)	174,471	10,394,982
AEHR Test Systems (b)	77,697	196,573
Alpha & Omega Semiconductor Ltd. (b)	93,791	1,332,770
Amkor Technology, Inc. (b)	564,220	4,925,641
Amtech Systems, Inc. (a)(b)	53,049	291,239
Aquantia Corp. (a)(b)	37,349	472,091
Atomera, Inc. (a)(b)	35,732	192,595
Axcelis Technologies, Inc. (b)	141,353	2,855,331
AXT, Inc. (a)(b)	163,305	1,290,110
Brooks Automation, Inc.	321,681	12,677,448
Cabot Microelectronics Corp.	117,276	13,220,523
Ceva, Inc. (b)	101,466	3,104,860
Cirrus Logic, Inc. (a)(b)	270,017	11,867,247
Cohu, Inc.	136,900	3,611,422
Cree, Inc. (a)(b)	447,743	21,540,916
CVD Equipment Corp. (a)(b)	12,659	81,651
CyberOptics Corp. (a)(b)	31,816	709,497
Cypress Semiconductor Corp.	1,589,845	27,361,232
Diodes, Inc. (b)	171,896	6,518,296
DSP Group, Inc. (b)	98,205	1,261,934
Entegris, Inc.	631,248	21,399,307
First Solar, Inc. (b)	364,124	18,963,578
FormFactor, Inc. (b)	329,088	5,084,410
GSI Technology, Inc. (b)	64,516	452,257
Ichor Holdings Ltd. (a)(b)	108,787	2,820,847
Impinj, Inc. (a)(b)	86,502	1,858,063
Inphi Corp. (a)(b)	199,644	7,400,803
Integrated Device Technology, Inc. (a)(b)	572,192	24,312,438
Intermolecular, Inc. (b)	44,940	60,669
Intest Corp. (b)	33,374	292,023
Kopin Corp. (a)(b)	260,464	604,276
Kulicke & Soffa Industries, Inc.	312,955	8,071,109
Lattice Semiconductor Corp. (b)	587,755	4,813,713
MACOM Technology Solutions Holdings, Inc. (a)(b)	181,099	4,174,332
Marvell Technology Group Ltd.	2,597,123	53,708,504
Maxim Integrated Products, Inc.	1,245,719	75,328,628
MaxLinear, Inc. Class A (a)(b)	287,596	5,544,851
MKS Instruments, Inc.	244,160	22,682,464
Monolithic Power Systems, Inc.	172,955	25,920,766
MoSys, Inc. (a)(b)	16,268	13,665
Nanometrics, Inc. (b)	108,990	4,774,852
NeoPhotonics Corp. (a)(b)	159,367	1,400,836
NVE Corp.	22,079	2,509,941
ON Semiconductor Corp. (b)	1,908,857	40,735,008
PDF Solutions, Inc. (a)(b)	122,998	1,072,543
Photronics, Inc. (b)	319,010	3,413,407
Pixelworks, Inc. (b)	137,421	757,190
Power Integrations, Inc.	131,006	9,609,290
QuickLogic Corp. (a)(b)	362,578	395,210
Rambus, Inc. (b)	490,859	5,998,297
Rubicon Technology, Inc. (a)(b)	8,459	77,315
Rudolph Technologies, Inc. (b)	142,377	3,958,081
Semtech Corp. (b)	297,415	17,770,546
Silicon Laboratories, Inc. (a)(b)	195,953	19,203,394
SMART Global Holdings, Inc. (a)(b)	24,552	809,970
SolarEdge Technologies, Inc. (a)(b)	169,300	8,117,935
SunPower Corp. (a)(b)	277,488	1,864,719
Synaptics, Inc. (a)(b)	152,567	7,362,883
Teradyne, Inc.	852,655	35,120,859
Ultra Clean Holdings, Inc. (b)	175,068	2,671,538
Universal Display Corp. (a)	187,284	22,923,562
Veeco Instruments, Inc. (b)	224,720	2,696,640
Versum Materials, Inc.	493,451	19,634,415
Xcerra Corp. (b)	245,849	3,559,894
Xperi Corp.	215,562	3,384,323
		631,501,817
Software - 5.7%
8x8, Inc. (b)	425,789	9,665,410
A10 Networks, Inc. (b)	222,356	1,549,821
ACI Worldwide, Inc. (a)(b)	532,148	15,118,325
Agilysys, Inc. (b)	71,034	1,141,516
Altair Engineering, Inc. Class A (b)	114,885	4,798,746
American Software, Inc. Class A	136,738	2,458,549
Appian Corp. Class A (a)(b)	70,144	2,450,130
Aspen Technology, Inc. (b)	316,092	36,464,373
Asure Software, Inc. (a)(b)	56,901	855,222
Avaya Holdings Corp. (a)(b)	467,440	10,919,398
Aware, Inc. (b)	24,042	85,349
Black Knight, Inc. (b)	626,017	33,429,308
Blackbaud, Inc.	216,943	22,685,730
Bottomline Technologies, Inc. (b)	158,373	10,447,867
BSQUARE Corp. (b)	35,232	81,034
Cardlytics, Inc. (a)(b)	33,762	688,407
CDK Global, Inc.	549,282	34,231,254
Ceridian HCM Holding, Inc. (a)	96,980	3,733,730
CommVault Systems, Inc. (b)	193,014	13,443,425
Datawatch Corp. (b)	54,004	688,551
Digimarc Corp. (a)(b)	51,774	1,529,922
Digital Turbine, Inc. (a)(b)	234,348	328,087
Ebix, Inc.	101,347	8,072,289
Ellie Mae, Inc. (a)(b)	153,926	16,219,183
Everbridge, Inc. (a)(b)	80,489	4,846,243
Evolving Systems, Inc. (b)	27,005	61,436
Fair Isaac Corp. (b)	132,117	30,516,385
Finjan Holdings, Inc. (b)	50,868	223,311
FireEye, Inc. (a)(b)	807,674	13,407,388
Forescout Technologies, Inc. (b)	99,448	3,587,089
Fortinet, Inc. (b)	644,919	54,018,415
Globalscape, Inc.	28,877	114,064
Glu Mobile, Inc. (b)	487,546	3,754,104
GSE Systems, Inc. (b)	32,533	108,986
Guidewire Software, Inc. (a)(b)	356,649	35,868,190
HubSpot, Inc. (a)(b)	160,052	22,999,472
Imperva, Inc. (b)	148,674	7,009,979
Inseego Corp. (a)(b)	191,007	597,852
Majesco (b)	51,570	368,726
MAM Software Group, Inc. (b)	1,166	9,375
Manhattan Associates, Inc. (a)(b)	297,348	17,243,211
MicroStrategy, Inc. Class A (b)	44,348	6,607,852
Mitek Systems, Inc. (a)(b)	151,799	1,100,543
MobileIron, Inc. (b)	254,713	1,248,094
Model N, Inc. (b)	118,318	2,011,406
Monotype Imaging Holdings, Inc.	194,093	3,998,316
NetSol Technologies, Inc. (b)	36,495	215,321
Nuance Communications, Inc. (b)	1,215,134	19,830,987
NXT-ID, Inc. (a)(b)	86,540	147,983
Onespan, Inc. (b)	140,203	2,628,806
Parametric Technology Corp. (b)	512,569	51,226,146
Park City Group, Inc. (a)(b)	64,528	545,262
Paycom Software, Inc. (a)(b)	216,789	33,628,310
Paylocity Holding Corp. (a)(b)	122,902	9,763,335
Pegasystems, Inc.	168,031	10,703,575
Pivotal Software, Inc. (a)	176,475	4,897,181
Pluralsight, Inc. (a)	95,559	3,265,251
Progress Software Corp.	207,752	8,503,289
Proofpoint, Inc. (b)	225,679	26,776,813
PROS Holdings, Inc. (a)(b)	151,649	5,592,815
QAD, Inc.:
Class A	29,880	1,812,222
Class B	23,915	1,134,767
Qualys, Inc. (b)	147,719	13,449,815
Rapid7, Inc. (b)	182,961	6,979,962
RealNetworks, Inc. (b)	88,984	284,749
RealPage, Inc. (b)	320,648	20,008,435
Red Violet, Inc. (a)(b)	23,864	184,946
RingCentral, Inc. (a)(b)	298,721	27,825,861
Rosetta Stone, Inc. (b)	75,204	1,188,223
RumbleON, Inc. Class B	7,424	63,624
SailPoint Technologies Holding, Inc. (b)	288,199	8,913,995
SeaChange International, Inc. (b)	123,967	204,546
SendGrid, Inc. (b)	54,973	1,993,871
ServiceNow, Inc. (b)	787,878	154,707,724
ShiftPixy, Inc. (a)(b)	15,135	50,551
SITO Mobile Ltd. (a)(b)	74,241	147,740
Smartsheet, Inc. (a)	62,648	1,862,525
Smith Micro Software, Inc. (a)(b)	65,744	163,045
Snap, Inc. Class A (a)(b)	1,137,231	12,395,818
Sonic Foundry, Inc. (a)(b)	55,955	96,802
Splunk, Inc. (b)	647,285	82,949,573
SS&C Technologies Holdings, Inc.	892,623	52,968,249
Tableau Software, Inc. (a)(b)	303,365	33,934,409
TeleNav, Inc. (b)	138,127	773,511
The Rubicon Project, Inc. (b)	185,651	738,891
TiVo Corp.	566,150	7,727,948
Tyler Technologies, Inc. (a)(b)	158,771	39,208,498
Ultimate Software Group, Inc. (a)(b)	129,249	40,024,538
Upland Software, Inc. (b)	48,426	1,802,416
Varonis Systems, Inc. (b)	89,746	6,632,229
Verint Systems, Inc. (b)	288,088	13,986,672
VirnetX Holding Corp. (a)(b)	224,849	753,244
VMware, Inc. Class A (a)(b)	309,688	47,462,783
Workday, Inc. Class A (a)(b)	652,657	100,861,613
Workiva, Inc. (a)(b)	120,722	4,448,606
Zedge, Inc. (b)	22,584	66,171
Zendesk, Inc. (b)	465,206	32,048,041
Zix Corp. (b)	274,741	1,524,813
Zscaler, Inc. (a)(b)	64,761	2,771,123
Zuora, Inc. (a)	52,810	1,456,500
Zynga, Inc. (b)	3,489,348	14,515,688
		1,358,635,874
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	503,689	10,250,071
Astro-Med, Inc.	70,231	1,555,617
Avid Technology, Inc. (a)(b)	150,202	889,196
CPI Card Group (a)(b)	14,163	44,755
Cray, Inc. (b)	177,191	3,845,045
Diebold Nixdorf, Inc. (a)	339,412	1,612,207
Eastman Kodak Co. (a)(b)	178,692	580,749
Electronics for Imaging, Inc. (a)(b)	196,301	6,829,312
Everspin Technologies, Inc. (a)(b)	33,541	310,254
Immersion Corp. (b)	136,771	1,589,279
Intevac, Inc. (b)	81,125	468,497
NCR Corp. (a)(b)	523,702	14,878,374
Pure Storage, Inc. Class A (a)(b)	536,371	14,396,198
Qualstar Corp. (a)(b)	11,767	95,901
Quantum Corp. (a)(b)	140,061	282,923
Transact Technologies, Inc.	27,805	392,051
U.S.A. Technologies, Inc. (b)	239,730	3,895,613
		61,916,042

TOTAL INFORMATION TECHNOLOGY		4,691,988,751

MATERIALS - 5.0%
Chemicals - 2.4%
A. Schulman, Inc. rights (b)(d)	134,313	256,538
Advanced Emissions Solutions, Inc. (a)	92,967	1,061,683
AdvanSix, Inc. (b)	140,165	4,743,184
AgroFresh Solutions, Inc. (a)(b)	114,965	764,517
American Vanguard Corp.	117,647	2,576,469
Ashland Global Holdings, Inc.	278,165	23,421,493
Axalta Coating Systems Ltd. (b)	983,977	30,011,299
Balchem Corp. (a)	143,906	15,957,736
Cabot Corp.	277,404	18,009,068
Celanese Corp. Class A	606,549	70,863,120
Chase Corp.	32,571	4,037,175
Core Molding Technologies, Inc.	29,730	272,624
Ferro Corp. (b)	376,167	8,256,866
Flotek Industries, Inc. (a)(b)	264,681	659,056
FutureFuel Corp.	102,472	1,519,660
H.B. Fuller Co.	224,309	12,783,370
Hawkins, Inc.	43,033	1,777,263
Huntsman Corp.	937,897	28,596,480
Ingevity Corp. (b)	188,967	19,087,557
Innophos Holdings, Inc.	91,648	4,005,934
Innospec, Inc.	114,722	8,902,427
Intrepid Potash, Inc. (b)	450,889	1,533,023
KMG Chemicals, Inc.	53,527	4,147,272
Koppers Holdings, Inc. (b)	95,695	3,392,388
Kraton Performance Polymers, Inc. (b)	141,371	6,648,678
Kronos Worldwide, Inc.	98,226	1,977,289
Loop Industries, Inc. (a)(b)	1,840	18,179
LSB Industries, Inc. (a)(b)	90,767	791,488
MagneGas Corp. (b)	481	96
Marrone Bio Innovations, Inc. (a)(b)	133,190	277,701
Minerals Technologies, Inc.	158,189	10,622,391
NewMarket Corp. (a)	42,029	16,855,310
Northern Technologies International Corp.	5,699	204,024
Olin Corp.	747,477	22,969,968
OMNOVA Solutions, Inc. (b)	197,283	1,785,411
Platform Specialty Products Corp. (b)	968,588	12,843,477
PolyOne Corp.	361,186	15,263,720
PQ Group Holdings, Inc. (a)	141,606	2,520,587
Quaker Chemical Corp.	60,655	10,926,392
Rayonier Advanced Materials, Inc.	237,501	4,963,771
RPM International, Inc.	598,621	40,406,918
Senomyx, Inc. (a)(b)	173,392	199,401
Sensient Technologies Corp. (a)	189,772	13,477,607
Stepan Co.	90,484	8,072,078
The Chemours Co. LLC	792,438	34,550,297
The Scotts Miracle-Gro Co. Class A	173,383	12,955,178
Trecora Resources (b)	73,260	1,025,640
Tredegar Corp.	118,547	2,602,107
Trinseo SA	194,714	15,022,185
Tronox Ltd. Class A	426,311	6,901,975
Valhi, Inc.	96,973	320,011
Valvoline, Inc.	872,050	18,766,516
Venator Materials PLC	214,416	2,590,145
W.R. Grace & Co.	299,273	21,146,630
Westlake Chemical Corp.	160,857	15,212,246
		568,553,618
Construction Materials - 0.2%
Eagle Materials, Inc.	211,268	19,506,374
Forterra, Inc. (a)(b)	86,988	735,918
Foundation Building Materials, Inc. (b)	59,843	826,432
nVent Electric PLC	727,207	20,427,245
Summit Materials, Inc. (a)	496,820	10,567,361
Tecnoglass, Inc. (a)	22,511	210,928
U.S. Concrete, Inc. (a)(b)	74,738	3,602,372
United States Lime & Minerals, Inc.	10,066	763,909
		56,640,539
Containers & Packaging - 0.8%
Aptargroup, Inc.	278,266	29,137,233
Bemis Co., Inc.	405,500	19,983,040
Berry Global Group, Inc. (b)	583,510	27,850,932
Crown Holdings, Inc. (a)(b)	599,711	25,673,628
Graphic Packaging Holding Co.	1,373,376	19,529,407
Greif, Inc.:
Class A	127,041	7,010,122
Class B	6,373	362,305
Myers Industries, Inc.	125,306	2,788,059
Owens-Illinois, Inc. (b)	726,460	12,836,548
Silgan Holdings, Inc.	332,687	9,065,721
Sonoco Products Co.	444,581	24,914,319
UFP Technologies, Inc. (b)	22,187	782,092
		179,933,406
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,414,277	6,279,390
Alcoa Corp. (b)	776,561	34,688,980
Allegheny Technologies, Inc. (a)(b)	557,008	15,055,926
Ampco-Pittsburgh Corp. (b)	38,813	293,038
Atkore International Group, Inc. (b)	182,585	4,999,177
Carpenter Technology Corp.	209,937	12,526,941
Century Aluminum Co. (a)(b)	227,020	2,864,992
Cleveland-Cliffs, Inc. (a)(b)	1,327,574	13,342,119
Coeur d'Alene Mines Corp. (a)(b)	857,086	4,868,248
Commercial Metals Co. (a)	528,765	11,421,324
Compass Minerals International, Inc. (a)	154,492	9,663,475
Comstock Mining, Inc. (a)(b)	43,965	7,694
Friedman Industries	25,968	268,249
General Moly, Inc. (b)	199,078	77,640
Gold Resource Corp.	254,210	1,311,724
Golden Minerals Co. (a)(b)	162,066	44,374
Haynes International, Inc.	54,352	2,141,469
Hecla Mining Co. (a)	2,145,563	6,093,399
Kaiser Aluminum Corp.	75,360	8,258,702
Materion Corp.	88,833	5,667,545
McEwen Mining, Inc. (a)	1,170,839	2,306,553
Olympic Steel, Inc.	41,185	907,717
Paramount Gold Nevada Corp. (a)(b)	22,322	22,992
Pershing Gold Corp. (a)(b)	67,767	88,775
Reliance Steel & Aluminum Co.	322,506	28,345,052
Royal Gold, Inc.	293,926	22,414,797
Ryerson Holding Corp. (b)	75,567	785,897
Schnitzer Steel Industries, Inc. Class A (a)	129,052	3,400,520
Solitario Exploration & Royalty Corp. (b)	56,754	21,464
Steel Dynamics, Inc.	1,049,972	48,015,220
SunCoke Energy, Inc. (b)	290,025	3,236,679
Synalloy Corp. (a)	36,188	830,515
TimkenSteel Corp. (a)(b)	177,269	2,483,539
U.S. Antimony Corp. (b)	112,677	67,606
U.S. Gold Corp.	271	309
United States Steel Corp.	784,075	23,271,346
Universal Stainless & Alloy Products, Inc. (b)	38,127	1,154,486
Warrior Metropolitan Coal, Inc. (a)	193,102	4,644,103
Worthington Industries, Inc.	195,706	9,115,985
		290,987,961
Paper & Forest Products - 0.4%
Boise Cascade Co.	180,079	7,869,452
Clearwater Paper Corp. (b)	73,623	2,138,748
Domtar Corp.	285,301	14,521,821
Kapstone Paper & Packaging Corp.	390,949	13,429,098
Louisiana-Pacific Corp.	649,846	18,949,509
Mercer International, Inc. (SBI)	214,087	3,789,340
Neenah, Inc.	79,790	7,280,838
P.H. Glatfelter Co.	192,702	3,705,659
Resolute Forest Products (b)	407,572	5,604,115
Schweitzer-Mauduit International, Inc.	137,070	5,577,378
Verso Corp. (b)	152,411	4,784,181
		87,650,139

TOTAL MATERIALS		1,183,765,663

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Acadia Realty Trust (SBI)	372,096	10,612,178
Agree Realty Corp.	142,365	8,124,771
Alexander & Baldwin, Inc.	312,016	7,323,016
Alexanders, Inc.	17,139	6,185,979
American Assets Trust, Inc.	196,857	7,775,852
American Campus Communities, Inc.	607,152	25,457,883
American Homes 4 Rent Class A	1,135,265	26,338,148
Americold Realty Trust	210,074	5,230,843
Apple Hospitality (REIT), Inc.	977,818	17,258,488
Armada Hoffler Properties, Inc.	218,174	3,401,333
Ashford Hospitality Trust, Inc.	421,427	2,735,061
Bluerock Residential Growth (REIT), Inc. (a)	97,765	966,896
Braemar Hotels & Resorts, Inc.	138,266	1,596,972
Brandywine Realty Trust (SBI)	796,532	13,349,876
Brixmor Property Group, Inc.	1,346,958	24,541,575
BRT Realty Trust	35,820	461,003
Camden Property Trust (SBI)	409,530	38,929,922
CareTrust (REIT), Inc.	361,368	6,667,240
CatchMark Timber Trust, Inc.	220,765	2,768,393
CBL & Associates Properties, Inc. (a)	772,823	3,446,791
Cedar Realty Trust, Inc.	348,746	1,558,895
Chatham Lodging Trust	215,213	4,616,319
Chesapeake Lodging Trust	269,215	8,859,866
CIM Commercial Trust Corp.	62,574	976,154
City Office REIT, Inc.	163,548	2,111,405
Clipper Realty, Inc.	58,110	708,942
Colony NorthStar, Inc. (a)	2,210,417	13,549,856
Columbia Property Trust, Inc.	544,617	13,114,377
Community Healthcare Trust, Inc.	84,297	2,615,736
Condor Hospitality Trust, Inc.	248	2,592
CorEnergy Infrastructure Trust, Inc. (a)	53,602	2,006,323
CorePoint Lodging, Inc. (b)	181,624	3,786,860
CoreSite Realty Corp.	161,703	18,833,548
Corporate Office Properties Trust (SBI)	466,030	14,344,403
Corrections Corp. of America	534,554	13,839,603
Cousins Properties, Inc.	1,862,664	17,415,908
CubeSmart	813,933	24,865,653
CyrusOne, Inc.	441,382	29,554,939
DDR Corp.	679,563	9,507,086
DiamondRock Hospitality Co.	898,155	10,741,934
Douglas Emmett, Inc.	698,986	27,302,393
Easterly Government Properties, Inc.	267,657	5,420,054
EastGroup Properties, Inc.	155,987	15,172,855
Education Realty Trust, Inc.	357,229	14,782,136
Empire State Realty Trust, Inc.	606,613	10,670,323
EPR Properties	289,117	20,290,231
Equity Commonwealth (b)	541,840	17,371,390
Equity Lifestyle Properties, Inc.	394,869	38,254,909
Farmland Partners, Inc. (a)	178,574	1,260,732
First Industrial Realty Trust, Inc.	546,807	17,749,355
Forest City Realty Trust, Inc. Class A	1,196,795	30,099,394
Four Corners Property Trust, Inc.	309,736	8,344,288
Franklin Street Properties Corp.	492,298	4,218,994
Front Yard Residential Corp. Class B	237,862	2,906,674
Gaming & Leisure Properties	888,259	31,790,790
Getty Realty Corp.	153,683	4,473,712
Gladstone Commercial Corp.	160,908	3,203,678
Gladstone Land Corp. (a)	65,467	896,898
Global Medical REIT, Inc. (a)	86,806	830,733
Global Net Lease, Inc.	340,989	7,396,051
Global Self Storage, Inc.	69,168	293,272
Government Properties Income Trust (a)	440,563	7,449,920
Gramercy Property Trust	698,536	19,104,960
Healthcare Realty Trust, Inc.	565,897	17,520,171
Healthcare Trust of America, Inc.	919,938	26,282,629
Hersha Hospitality Trust	176,585	4,167,406
Highwoods Properties, Inc. (SBI)	456,089	22,685,867
Hospitality Properties Trust (SBI)	739,283	21,431,814
Hudson Pacific Properties, Inc.	699,512	23,671,486
Independence Realty Trust, Inc.	384,410	3,970,955
Industrial Logistics Properties Trust	93,306	2,245,875
InfraReit, Inc.	177,881	3,715,934
Investors Real Estate Trust	557,381	3,037,726
Invitation Homes, Inc.	1,269,933	29,678,334
iStar Financial, Inc. (a)	328,567	3,676,665
JBG SMITH Properties	424,286	15,893,754
Jernigan Capital, Inc.	77,285	1,546,473
Kilroy Realty Corp.	439,609	32,153,002
Kite Realty Group Trust	372,502	6,511,335
Lamar Advertising Co. Class A	372,834	28,726,860
LaSalle Hotel Properties (SBI)	491,874	17,269,696
Lexington Corporate Properties Trust	974,247	9,099,467
Liberty Property Trust (SBI)	652,680	28,554,750
Life Storage, Inc.	204,530	19,962,128
LTC Properties, Inc.	182,502	8,477,218
Mack-Cali Realty Corp.	421,592	9,207,569
MedEquities Realty Trust, Inc.	140,497	1,504,723
Medical Properties Trust, Inc.	1,634,802	24,603,770
Monmouth Real Estate Investment Corp. Class A	359,421	6,250,331
National Health Investors, Inc.	188,801	14,962,479
National Retail Properties, Inc.	682,478	31,455,411
National Storage Affiliates Trust	250,833	7,113,624
New Senior Investment Group, Inc.	361,016	2,288,841
NexPoint Residential Trust, Inc.	105,661	3,412,850
NorthStar Realty Europe Corp.	259,554	3,561,081
Omega Healthcare Investors, Inc. (a)	884,743	29,240,756
One Liberty Properties, Inc.	71,120	2,047,545
Outfront Media, Inc.	628,891	12,496,064
Paramount Group, Inc.	931,818	14,797,270
Park Hotels & Resorts, Inc.	894,644	29,925,842
Pebblebrook Hotel Trust (a)	304,800	11,768,328
Pennsylvania Real Estate Investment Trust (SBI)	306,593	3,127,249
Physicians Realty Trust	840,176	14,694,678
Piedmont Office Realty Trust, Inc. Class A	585,487	11,616,062
Plymouth Industrial REIT, Inc.	2,621	42,277
Potlatch Corp.	270,196	13,050,467
Power (REIT) (b)	1,204	7,284
Preferred Apartment Communities, Inc. Class A	177,055	3,155,120
PS Business Parks, Inc.	91,900	11,986,517
QTS Realty Trust, Inc. Class A	230,116	10,523,205
Ramco-Gershenson Properties Trust (SBI)	365,581	5,103,511
Rayonier, Inc.	572,166	19,928,542
Regional Health Properties, Inc. (b)	39,804	5,175
Retail Opportunity Investments Corp.	508,249	10,032,835
Retail Properties America, Inc.	988,866	12,588,264
Rexford Industrial Realty, Inc.	406,788	13,220,610
RLJ Lodging Trust	784,724	17,193,303
Ryman Hospitality Properties, Inc.	228,284	20,255,639
Sabra Health Care REIT, Inc.	799,559	18,853,601
Safety Income and Growth, Inc.	45,219	746,114
Saul Centers, Inc.	57,521	3,451,260
Select Income REIT	303,418	6,235,240
Senior Housing Properties Trust (SBI)	1,081,837	20,673,905
Seritage Growth Properties (a)	117,633	6,055,747
Sotherly Hotels, Inc.	41,362	304,838
Spirit MTA REIT (a)	195,715	2,098,065
Spirit Realty Capital, Inc.	1,871,385	15,663,492
Stag Industrial, Inc.	466,598	13,470,684
Store Capital Corp.	755,979	21,779,755
Summit Hotel Properties, Inc.	480,511	6,597,416
Sun Communities, Inc.	355,413	36,671,513
Sunstone Hotel Investors, Inc.	997,120	16,731,674
Tanger Factory Outlet Centers, Inc. (a)	427,343	10,281,873
Taubman Centers, Inc.	273,065	17,642,730
Terreno Realty Corp.	242,580	9,317,498
The GEO Group, Inc.	547,300	13,885,001
TIER REIT, Inc.	226,769	5,406,173
UMH Properties, Inc.	171,977	2,744,753
Uniti Group, Inc. (a)	732,806	15,257,021
Universal Health Realty Income Trust (SBI)	64,392	4,909,890
Urban Edge Properties	491,167	11,228,078
Urstadt Biddle Properties, Inc. Class A	143,066	3,254,752
VEREIT, Inc.	4,256,407	33,285,103
Washington Prime Group, Inc.	852,809	6,600,742
Washington REIT (SBI)	354,011	11,172,587
Weingarten Realty Investors (SBI)	543,638	16,814,723
Wheeler REIT, Inc. (a)	33,737	185,891
Whitestone REIT Class B	177,576	2,422,137
WP Carey, Inc.	480,202	31,971,849
Xenia Hotels & Resorts, Inc.	486,556	11,803,849
		1,774,431,082
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,426	150,533
Altisource Portfolio Solutions SA (a)(b)	52,112	1,883,849
American Realty Investments, Inc. (a)(b)	1,984	33,530
Boston Omaha Corp. (b)	14,617	379,457
Consolidated-Tomoka Land Co.	23,748	1,490,899
Forestar Group, Inc. (a)(b)	47,373	1,217,486
FRP Holdings, Inc. (a)(b)	40,472	2,642,822
Griffin Industrial Realty, Inc.	7,815	313,382
HFF, Inc.	169,808	7,710,981
Howard Hughes Corp. (b)	171,471	22,354,674
InterGroup Corp. (b)	829	23,046
J.W. Mays, Inc. (b)	15	552
Jones Lang LaSalle, Inc.	201,104	30,672,382
Kennedy-Wilson Holdings, Inc.	565,207	12,123,690
Marcus & Millichap, Inc. (b)	69,555	2,532,498
Maui Land & Pineapple, Inc. (a)(b)	29,867	379,311
RE/MAX Holdings, Inc.	80,431	3,961,227
Realogy Holdings Corp. (a)	573,287	12,262,609
Redfin Corp. (a)(b)	301,086	5,964,514
Retail Value, Inc. (b)	67,956	2,427,388
Stratus Properties, Inc. (b)	12,564	381,946
Tejon Ranch Co. (b)	78,871	1,753,302
The St. Joe Co. (a)(b)	299,484	5,151,125
Transcontinental Realty Investors, Inc. (b)	1,482	45,038
Trinity Place Holdings, Inc. (b)	36,266	221,223
VICI Properties, Inc.	307,534	6,430,536
		122,508,000

TOTAL REAL ESTATE		1,896,939,082

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc. (b)	193,163	380,531
Atlantic Tele-Network, Inc.	48,210	3,530,418
Bandwidth, Inc. (b)	21,076	960,223
Cincinnati Bell, Inc. (a)(b)	249,327	3,241,251
Cogent Communications Group, Inc.	191,000	10,447,700
Consolidated Communications Holdings, Inc. (a)	281,112	3,319,933
Frontier Communications Corp. (a)	338,667	1,761,068
Globalstar, Inc. (a)(b)	1,855,563	946,152
IDT Corp. Class B	87,883	464,901
Iridium Communications, Inc. (a)(b)	370,667	7,506,007
Ooma, Inc. (a)(b)	84,984	1,359,744
ORBCOMM, Inc. (a)(b)	350,299	3,779,726
Pareteum Corp. (a)(b)	235,335	649,525
PDVWireless, Inc. (a)(b)	45,082	1,354,714
Vonage Holdings Corp. (b)	968,785	13,737,371
WideOpenWest, Inc. (a)(b)	109,124	1,271,295
Windstream Holdings, Inc. (a)(b)	177,891	837,867
Zayo Group Holdings, Inc. (b)	831,613	28,823,707
		84,372,133
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (a)(b)	23,662	281,578
Boingo Wireless, Inc. (b)	185,532	6,137,399
NII Holdings, Inc. (a)(b)	448,686	2,575,458
Shenandoah Telecommunications Co.	213,485	8,144,453
Spok Holdings, Inc.	116,484	1,788,029
Sprint Corp. (a)(b)	3,031,680	18,523,565
T-Mobile U.S., Inc. (b)	1,310,242	86,528,382
Telephone & Data Systems, Inc.	415,942	12,494,898
U.S. Cellular Corp. (b)	72,809	3,113,313
		139,587,075

TOTAL TELECOMMUNICATION SERVICES		223,959,208

UTILITIES - 2.5%
Electric Utilities - 0.8%
Allete, Inc.	232,015	17,419,686
El Paso Electric Co.	185,600	11,377,280
Genie Energy Ltd. Class B	64,409	348,453
Hawaiian Electric Industries, Inc.	486,223	17,149,085
IDACORP, Inc.	225,642	22,079,070
MGE Energy, Inc.	163,374	10,692,828
OGE Energy Corp.	874,119	32,193,803
Otter Tail Corp.	182,270	8,730,733
PNM Resources, Inc.	364,146	14,183,487
Portland General Electric Co. (a)	398,302	18,481,213
Spark Energy, Inc. Class A, (a)	72,291	636,161
Vistra Energy Corp. (a)(b)	1,649,766	38,835,492
		192,127,291
Gas Utilities - 0.9%
Atmos Energy Corp.	489,909	45,184,307
Chesapeake Utilities Corp.	75,906	6,527,916
National Fuel Gas Co. (a)	382,293	21,228,730
New Jersey Resources Corp.	387,559	17,672,690
Northwest Natural Gas Co.	133,892	8,689,591
ONE Gas, Inc. (a)	235,681	18,508,029
RGC Resources, Inc.	49,903	1,343,888
South Jersey Industries, Inc. (a)	390,004	12,940,333
Southwest Gas Holdings, Inc.	217,009	16,779,136
Spire, Inc.	224,778	16,757,200
UGI Corp.	763,437	41,263,770
		206,895,590
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc.:
Class A	157,222	3,095,701
Class C	315,291	6,258,526
Ormat Technologies, Inc.	164,658	8,669,244
Pattern Energy Group, Inc. (a)	392,135	7,991,711
Terraform Power, Inc.	261,899	2,928,031
		28,943,213
Multi-Utilities - 0.4%
Avangrid, Inc.	251,188	12,393,616
Avista Corp.	290,526	14,906,889
Black Hills Corp. (a)	238,151	14,015,186
MDU Resources Group, Inc.	870,570	24,280,197
NorthWestern Energy Corp.	218,961	13,128,902
Unitil Corp.	67,222	3,398,072
Vectren Corp.	366,890	26,122,568
		108,245,430
Water Utilities - 0.3%
American States Water Co.	166,324	10,050,959
Aqua America, Inc.	801,730	29,808,321
AquaVenture Holdings Ltd. (a)(b)	59,399	1,079,874
Artesian Resources Corp. Class A	37,388	1,343,351
Cadiz, Inc. (a)(b)	98,444	945,062
California Water Service Group	224,474	9,237,105
Connecticut Water Service, Inc.	58,641	4,017,495
Middlesex Water Co.	73,108	3,348,346
Pure Cycle Corp. (b)	68,372	769,185
Select Energy Services, Inc. Class A (b)	262,669	3,585,432
SJW Corp.	75,793	4,389,173
York Water Co.	56,219	1,692,192
		70,266,495

TOTAL UTILITIES		606,478,019

TOTAL COMMON STOCKS
(Cost $15,861,077,429)		23,719,306,132
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (e)
(Cost $4,964,660)	5,000,000	4,964,330
	Shares	Value

Money Market Funds - 16.5%
Fidelity Cash Central Fund, 1.97% (f)	107,959,445	$107,981,037
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	3,803,419,382	3,803,799,724
TOTAL MONEY MARKET FUNDS
(Cost $3,911,786,459)		3,911,780,761
TOTAL INVESTMENT IN SECURITIES - 116.4%
(Cost $19,777,828,548)		27,636,051,223
NET OTHER ASSETS (LIABILITIES) - (16.4)%		(3,892,793,524)
NET ASSETS - 100%		$23,743,257,699
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	231	Sept. 2018	$20,103,930	$926,979	$926,979
CME E-mini S&P MidCap 400 Index Contracts (United States)	65	Sept. 2018	13,296,400	533,751	533,751
TOTAL FUTURES CONTRACTS					$1,460,730

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,834,265.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$648,100
Fidelity Securities Lending Cash Central Fund	17,104,970
Total	$17,753,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,349,752,384	$3,349,752,384	$--	$--
Consumer Staples	666,601,674	666,601,674	--	--
Energy	1,019,687,266	1,019,687,266	--	--
Financials	3,862,381,265	3,862,381,265	--	--
Health Care	3,020,157,435	3,017,919,341	--	2,238,094
Industrials	3,197,595,385	3,197,595,385	--	--
Information Technology	4,691,988,751	4,691,988,751	--	--
Materials	1,183,765,663	1,183,509,125	--	256,538
Real Estate	1,896,939,082	1,896,939,082	--	--
Telecommunication Services	223,959,208	223,959,208	--	--
Utilities	606,478,019	606,478,019	--	--
U.S. Government and Government Agency Obligations	4,964,330	--	4,964,330	--
Money Market Funds	3,911,780,761	3,911,780,761	--	--
Total Investments in Securities:	$27,636,051,223	$27,628,592,261	$4,964,330	$2,494,632
Derivative Instruments:
Assets
Futures Contracts	$1,460,730	$1,460,730	$--	$--
Total Assets	$1,460,730	$1,460,730	$--	$--
Total Derivative Instruments:	$1,460,730	$1,460,730	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,460,730	$0
Total Equity Risk	1,460,730	0
Total Value of Derivatives	$1,460,730	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,718,613,875) — See accompanying schedule: Unaffiliated issuers (cost $15,866,042,089)	$23,724,270,462
Fidelity Central Funds (cost $3,911,786,459)	3,911,780,761
Total Investment in Securities (cost $19,777,828,548)		$27,636,051,223
Receivable for fund shares sold		27,135,728
Dividends receivable		16,220,131
Distributions receivable from Fidelity Central Funds		2,491,973
Receivable for daily variation margin on futures contracts		369,589
Other receivables		521,688
Total assets		27,682,790,332
Liabilities
Payable to custodian bank	$1,002,169
Payable for investments purchased	25,258,948
Payable for fund shares redeemed	107,781,491
Accrued management fee	874,191
Other payables and accrued expenses	487,606
Collateral on securities loaned	3,804,128,228
Total liabilities		3,939,532,633
Net Assets		$23,743,257,699
Net Assets consist of:
Paid in capital		$14,755,154,514
Undistributed net investment income		176,619,382
Accumulated undistributed net realized gain (loss) on investments		951,800,398
Net unrealized appreciation (depreciation) on investments		7,859,683,405
Net Assets		$23,743,257,699
Investor Class:
Net Asset Value, offering price and redemption price per share ($678,899,018 ÷ 9,716,114 shares)		$69.87
Premium Class:
Net Asset Value, offering price and redemption price per share ($20,176,007,521 ÷ 288,727,041 shares)		$69.88
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,888,351,160 ÷ 41,343,882 shares)		$69.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$166,578,276
Interest		36,888
Income from Fidelity Central Funds (including $17,104,970 from security lending)		17,753,070
Total income		184,368,234
Expenses
Management fee	$5,064,112
Transfer agent fees	2,085,138
Independent trustees' fees and expenses	55,951
Commitment fees	30,258
Total expenses before reductions	7,235,459
Expense reductions	(9,943)
Total expenses after reductions		7,225,516
Net investment income (loss)		177,142,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,005,864,804
Fidelity Central Funds	(45,448)
Futures contracts	7,002,750
Total net realized gain (loss)		1,012,822,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,638,883,596
Fidelity Central Funds	(5,698)
Futures contracts	2,859,263
Total change in net unrealized appreciation (depreciation)		1,641,737,161
Net gain (loss)		2,654,559,267
Net increase (decrease) in net assets resulting from operations		$2,831,701,985

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,142,718	$273,456,537
Net realized gain (loss)	1,012,822,106	745,065,670
Change in net unrealized appreciation (depreciation)	1,641,737,161	1,344,378,810
Net increase (decrease) in net assets resulting from operations	2,831,701,985	2,362,901,017
Distributions to shareholders from net investment income	(19,801,270)	(264,767,116)
Distributions to shareholders from net realized gain	–	(891,671,964)
Total distributions	(19,801,270)	(1,156,439,080)
Share transactions - net increase (decrease)	(327,974,128)	795,717,146
Total increase (decrease) in net assets	2,483,926,587	2,002,179,083
Net Assets
Beginning of period	21,259,331,112	19,257,152,029
End of period	$23,743,257,699	$21,259,331,112
Other Information
Undistributed net investment income end of period	$176,619,382	$19,277,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.69	$58.10	$46.00	$57.40	$55.29	$43.12
Income from Investment Operations
Net investment income (loss)B	.51	.79	.77	.75	.74	.67
Net realized and unrealized gain (loss)	7.72	6.25	14.00	(8.99)	3.62	13.09
Total from investment operations	8.23	7.04	14.77	(8.24)	4.36	13.76
Distributions from net investment income	(.05)	(.77)	(.74)	(.71)	(.70)	(.54)
Distributions from net realized gain	–	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(.05)	(3.45)C	(2.67)	(3.16)	(2.25)	(1.60)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$69.87	$61.69	$58.10	$46.00	$57.40	$55.29
Total ReturnE,F	13.35%	12.29%	32.50%	(14.86)%	8.23%	32.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.55%I	1.32%	1.47%	1.39%	1.36%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$678,899	$688,756	$815,223	$1,392,793	$1,992,558	$1,803,152
Portfolio turnover rateJ	11%I,K	11%	12%	12%K	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.45 per share is comprised of distributions from net investment income of $.774 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.70	$58.11	$46.00	$57.40	$55.30	$43.12
Income from Investment Operations
Net investment income (loss)B	.51	.81	.80	.77	.76	.68
Net realized and unrealized gain (loss)	7.73	6.25	13.99	(8.99)	3.61	13.11
Total from investment operations	8.24	7.06	14.79	(8.22)	4.37	13.79
Distributions from net investment income	(.06)	(.79)	(.75)	(.73)	(.72)	(.56)
Distributions from net realized gain	–	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(.06)	(3.47)C	(2.68)	(3.18)	(2.27)	(1.62)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$69.88	$61.70	$58.11	$46.00	$57.40	$55.30
Total ReturnE,F	13.36%	12.32%	32.56%	(14.83)%	8.24%	32.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.57%I	1.35%	1.49%	1.42%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$20,176,008	$17,585,375	$16,222,551	$11,837,818	$13,356,931	$12,280,754
Portfolio turnover rateJ	11%I,K	11%	12%	12%K	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.47 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.68	$58.09	$45.99	$57.39	$55.28	$43.11
Income from Investment Operations
Net investment income (loss)B	.52	.83	.81	.76	.76	.72
Net realized and unrealized gain (loss)	7.72	6.24	13.98	(8.98)	3.63	13.06
Total from investment operations	8.24	7.07	14.79	(8.22)	4.39	13.78
Distributions from net investment income	(.06)	(.81)	(.76)	(.73)	(.72)	(.56)
Distributions from net realized gain	–	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(.06)	(3.48)	(2.69)	(3.18)	(2.28)C	(1.62)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$69.86	$61.68	$58.09	$45.99	$57.39	$55.28
Total ReturnE,F	13.37%	12.35%	32.58%	(14.83)%	8.27%	32.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	1.59%I	1.37%	1.52%	1.43%	1.40%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,888,351	$2,985,201	$2,219,377	$1,109,249	$754,325	$95,747
Portfolio turnover rateJ	11%I,K	11%	12%	12%K	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28. per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
SAP SE (Germany, Software)	0.8
11.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Financials	19.1
Industrials	13.5
Consumer Discretionary	12.0
Consumer Staples	11.3
Health Care	11.2
Materials	7.8
Information Technology	7.0
Energy	6.1
Telecommunication Services	3.7
Real Estate	3.6

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Japan	23.8%
United Kingdom	15.7%
France	10.2%
Germany	9.4%
Switzerland	8.2%
Australia	6.7%
Netherlands	4.5%
Spain	2.9%
Sweden	2.6%
Other*	16.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within the United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	1,018,115	$15,209,357
Alumina Ltd.	3,800,444	7,868,561
Amcor Ltd.	1,796,238	18,465,812
AMP Ltd.	4,551,496	10,928,715
APA Group unit	1,835,900	13,198,285
Aristocrat Leisure Ltd.	890,934	20,233,157
ASX Ltd.	300,769	14,625,312
Aurizon Holdings Ltd.	3,095,069	9,345,189
Australia & New Zealand Banking Group Ltd.	4,521,667	95,893,479
Bank of Queensland Ltd.	616,785	5,094,743
Bendigo & Adelaide Bank Ltd.	755,910	6,298,281
BHP Billiton Ltd.	4,992,196	119,924,437
BlueScope Steel Ltd.	861,181	10,716,673
Boral Ltd.	1,830,136	9,209,793
Brambles Ltd.	2,469,098	19,472,129
Caltex Australia Ltd.	406,245	8,822,816
Challenger Ltd.	849,993	6,617,779
Cimic Group Ltd.	150,508	5,332,106
Coca-Cola Amatil Ltd.	792,074	5,346,873
Cochlear Ltd.	89,468	13,880,585
Commonwealth Bank of Australia	2,735,082	140,075,682
Computershare Ltd.	719,014	9,934,802
Crown Ltd.	591,377	6,037,001
CSL Ltd.	703,122	114,899,387
DEXUS Property Group unit	1,574,437	12,133,569
Dominos Pizza Enterprises Ltd.	96,331	3,746,552
Flight Centre Travel Group Ltd. (a)	86,432	3,629,983
Fortescue Metals Group Ltd.	2,404,772	6,638,556
Goodman Group unit	2,517,547	19,365,551
Harvey Norman Holdings Ltd. (a)	877,187	2,270,195
Healthscope Ltd.	2,705,933	4,260,197
Incitec Pivot Ltd.	2,590,532	7,300,347
Insurance Australia Group Ltd.	3,686,785	20,461,318
Lendlease Group unit	906,979	13,360,037
Macquarie Group Ltd.	502,510	46,746,324
Medibank Private Ltd.	4,291,983	9,379,940
Mirvac Group unit	5,728,036	10,006,461
National Australia Bank Ltd.	4,231,743	86,538,467
Newcrest Mining Ltd.	1,190,194	16,590,675
Orica Ltd.	584,928	7,396,678
Origin Energy Ltd. (b)	2,725,281	15,575,676
QBE Insurance Group Ltd.	2,110,795	16,707,130
Ramsay Health Care Ltd.	220,651	8,835,468
realestate.com.au Ltd.	81,828	5,360,827
Rio Tinto Ltd.	641,240	33,532,226
Santos Ltd. (b)	2,751,755	13,412,445
Scentre Group unit	8,279,689	24,463,823
SEEK Ltd.	514,636	8,287,369
Sonic Healthcare Ltd.	625,796	11,782,481
South32 Ltd.	8,029,027	20,086,795
SP AusNet	2,825,766	3,341,724
Stockland Corp. Ltd. unit	3,767,179	11,184,969
Suncorp Group Ltd.	2,017,185	22,462,890
Sydney Airport unit	1,722,626	8,928,834
Tabcorp Holdings Ltd.	2,976,151	10,269,864
Telstra Corp. Ltd.	6,468,497	14,415,628
The GPT Group unit	2,797,418	10,397,200
TPG Telecom Ltd.	585,083	3,634,124
Transurban Group unit	3,443,635	29,856,088
Treasury Wine Estates Ltd.	1,116,551	15,628,345
Vicinity Centers unit	5,079,917	10,115,908
Wesfarmers Ltd.	1,761,886	65,167,591
Westpac Banking Corp.	5,320,411	109,270,215
Woodside Petroleum Ltd.	1,454,836	38,561,655
Woolworths Group Ltd.	2,040,276	41,509,150

TOTAL AUSTRALIA		1,510,044,229

Austria - 0.2%
Andritz AG	112,920	6,684,666
Erste Group Bank AG	466,645	18,562,626
OMV AG	228,867	12,121,946
Raiffeisen International Bank-Holding AG	230,092	6,543,443
Voestalpine AG	179,181	8,036,515

TOTAL AUSTRIA		51,949,196

Bailiwick of Jersey - 1.2%
Experian PLC	1,426,924	35,518,764
Ferguson PLC	364,883	29,239,379
Glencore Xstrata PLC	17,936,617	72,912,689
Randgold Resources Ltd.	147,084	9,598,860
Shire PLC	1,420,435	83,082,615
WPP PLC	1,965,433	32,596,042

TOTAL BAILIWICK OF JERSEY		262,948,349

Belgium - 1.0%
Ageas	290,427	15,028,504
Anheuser-Busch InBev SA NV	1,184,174	110,415,922
Colruyt NV	92,962	5,524,769
Groupe Bruxelles Lambert SA	125,144	13,131,585
KBC Groep NV	390,399	27,733,125
Proximus	234,652	5,405,228
Solvay SA Class A	115,035	15,308,856
Telenet Group Holding NV	82,098	4,488,406
UCB SA	196,267	17,942,861
Umicore SA	326,571	18,210,393

TOTAL BELGIUM		233,189,649

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,024,450	7,492,076
Dairy Farm International Holdings Ltd.	520,734	4,827,204
Hongkong Land Holdings Ltd.	1,826,200	12,637,304
Jardine Matheson Holdings Ltd.	342,900	21,643,848
Jardine Strategic Holdings Ltd.	344,900	12,519,870
Kerry Properties Ltd.	1,001,181	3,794,889
Li & Fung Ltd.	9,085,246	2,581,315
NWS Holdings Ltd.	2,425,104	4,319,535
Shangri-La Asia Ltd.	1,983,380	3,057,671
Yue Yuen Industrial (Holdings) Ltd.	1,136,500	3,149,403

TOTAL BERMUDA		76,023,115

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	468,829	4,945,888
Cheung Kong Property Holdings Ltd.	4,022,925	28,677,516
CK Hutchison Holdings Ltd.	4,196,425	48,360,139
Melco Crown Entertainment Ltd. sponsored ADR	384,406	9,179,615
MGM China Holdings Ltd.	1,472,400	2,776,432
Minth Group Ltd.	1,152,000	4,718,815
Sands China Ltd.	3,777,200	18,431,822
WH Group Ltd. (c)	13,630,000	10,280,567
Wharf Real Estate Investment Co. Ltd.	1,872,585	12,418,289
Wynn Macau Ltd.	2,411,600	6,713,612

TOTAL CAYMAN ISLANDS		146,502,695

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	5,826	8,386,748
Series B	10,187	15,787,727
Carlsberg A/S Series B	165,856	20,247,128
Christian Hansen Holding A/S	153,762	15,610,355
Coloplast A/S Series B	184,194	19,715,200
Danske Bank A/S	1,113,982	32,774,890
DONG Energy A/S (c)	293,255	18,539,057
DSV de Sammensluttede Vognmaend A/S	294,294	27,577,174
Genmab A/S (b)	95,477	16,516,917
H Lundbeck A/S	107,855	6,328,013
ISS Holdings A/S	260,339	9,088,475
Novo Nordisk A/S Series B	2,823,887	139,009,171
Novozymes A/S Series B	340,577	18,666,984
Pandora A/S	173,834	10,385,866
Tryg A/S	187,575	4,608,909
Vestas Wind Systems A/S	303,678	21,160,335
William Demant Holding A/S (b)	160,902	6,544,113

TOTAL DENMARK		390,947,062

Finland - 1.1%
Elisa Corp. (A Shares)	221,679	9,482,017
Fortum Corp.	688,715	17,427,485
Kone Oyj (B Shares)	526,675	28,433,331
Metso Corp.	164,586	5,779,057
Neste Oyj	199,006	17,278,517
Nokia Corp.	8,751,233	48,843,435
Nokian Tyres PLC	180,841	7,462,343
Orion Oyj (B Shares)	162,584	5,976,743
Sampo Oyj (A Shares)	688,963	35,243,387
Stora Enso Oyj (R Shares)	854,879	15,911,543
UPM-Kymmene Corp.	829,933	31,983,045
Wartsila Corp.	689,568	14,559,568

TOTAL FINLAND		238,380,471

France - 10.0%
Accor SA	292,060	14,611,273
Aeroports de Paris	46,207	10,153,063
Air Liquide SA	345,711	43,539,319
Alstom SA	241,665	10,659,481
Amundi SA (c)	93,933	6,770,933
Arkema SA	107,007	13,402,084
Atos Origin SA	147,980	17,726,435
AXA SA	3,016,163	76,009,699
BIC SA	39,700	3,675,022
bioMerieux SA	64,931	5,705,407
BNP Paribas SA	1,746,779	102,554,679
Bollore SA	1,361,283	6,516,371
Bouygues SA	339,464	14,985,069
Bureau Veritas SA	412,086	10,590,200
Capgemini SA	249,143	32,028,096
Carrefour SA	925,089	16,504,261
Casino Guichard Perrachon SA (a)	86,581	2,744,625
CNP Assurances	268,565	6,194,211
Compagnie de St. Gobain	773,733	33,362,479
Credit Agricole SA	1,772,989	24,258,997
Danone SA	956,997	75,363,419
Dassault Aviation SA	3,902	7,260,382
Dassault Systemes SA	202,434	32,802,547
Edenred SA	366,110	13,951,509
EDF SA (b)	200,740	3,287,756
EDF SA	716,383	11,733,052
Eiffage SA	124,192	13,977,353
ENGIE	2,837,257	41,594,961
Essilor International SA	323,463	46,669,638
Eurazeo SA	72,628	5,513,413
Eutelsat Communications	272,542	6,453,604
Faurecia SA	118,728	7,273,798
Fonciere des Regions	58,341	6,098,124
Gecina SA	71,260	12,233,555
Groupe Eurotunnel SA	728,586	9,175,912
Hermes International SCA	49,235	32,015,165
ICADE	51,343	5,009,076
Iliad SA	41,147	5,315,842
Imerys SA	55,256	3,970,167
Ingenico SA	92,704	6,514,477
Ipsen SA	58,714	10,437,521
JCDecaux SA	116,837	3,848,854
Kering SA	117,763	63,972,513
Klepierre SA	318,510	11,424,054
L'Oreal SA (b)	201,944	48,451,823
L'Oreal SA	190,920	45,806,868
Legrand SA	414,394	31,217,409
LVMH Moet Hennessy - Louis Vuitton SA	432,335	151,555,637
Michelin CGDE Series B	264,976	31,362,211
Natixis SA	1,463,302	9,766,535
Orange SA	3,099,698	50,182,945
Pernod Ricard SA	329,900	52,078,674
Peugeot Citroen SA	914,421	25,155,516
Publicis Groupe SA	322,760	20,717,795
Remy Cointreau SA	35,192	4,930,488
Remy Cointreau SA rights (b)	35,785	68,537
Renault SA	298,759	25,731,411
Rexel SA	470,786	7,404,599
Safran SA	518,482	67,585,283
Sanofi SA	1,747,401	150,055,215
Schneider Electric SA	848,686	68,968,402
SCOR SE	253,119	10,232,391
SEB SA	35,195	6,560,927
Societe Generale Series A	1,192,759	48,840,282
Sodexo SA	55,922	5,823,856
Sodexo SA (b)	84,696	8,820,452
SR Teleperformance SA	89,633	17,218,869
Suez Environnement SA	578,829	8,368,213
Thales SA	165,439	23,303,243
Total SA	3,719,055	233,213,942
Ubisoft Entertainment SA (b)	121,581	13,076,656
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	214,822	45,133,189
Valeo SA	373,548	16,957,933
Veolia Environnement SA	834,174	17,583,737
VINCI SA	787,697	75,268,076
Vivendi SA	1,615,835	41,919,224
Wendel SA	43,222	6,401,684

TOTAL FRANCE		2,257,650,418

Germany - 8.9%
adidas AG	292,657	73,001,877
Allianz SE	684,160	145,823,122
Axel Springer Verlag AG	75,028	5,451,756
BASF AG	1,427,574	131,915,747
Bayer AG	1,449,321	135,257,001
Bayerische Motoren Werke AG (BMW)	514,753	49,837,437
Beiersdorf AG	156,604	18,232,343
Brenntag AG	240,090	14,474,871
Commerzbank AG (b)	1,555,266	14,703,965
Continental AG	170,946	31,361,161
Covestro AG (c)	299,022	25,469,449
Daimler AG (Germany)	1,413,204	91,368,974
Delivery Hero AG (b)(c)	142,467	7,848,392
Deutsche Bank AG	3,051,156	34,360,888
Deutsche Borse AG	299,962	41,394,442
Deutsche Lufthansa AG	367,465	9,592,772
Deutsche Post AG	1,534,245	55,796,335
Deutsche Telekom AG	5,178,890	83,518,109
Deutsche Wohnen AG (Bearer)	559,640	28,283,677
Drillisch AG	83,292	4,215,300
E.ON AG	3,419,662	36,507,011
Evonik Industries AG	254,209	9,474,797
Fraport AG Frankfurt Airport Services Worldwide	64,769	5,821,987
Fresenius Medical Care AG & Co. KGaA	335,075	33,913,194
Fresenius SE & Co. KGaA	646,647	49,374,173
GEA Group AG	269,767	10,248,812
Hannover Reuck SE	93,661	12,861,222
HeidelbergCement Finance AG	231,825	18,454,252
Henkel AG & Co. KGaA	162,049	18,085,659
Hochtief AG	29,971	4,863,480
Hugo Boss AG	99,023	7,910,236
Infineon Technologies AG	1,766,200	44,912,893
innogy SE (c)	211,703	9,192,919
K&S AG (a)	296,298	6,739,267
KION Group AG	110,827	7,566,748
Lanxess AG	135,296	10,628,794
Linde AG	288,674	65,742,372
MAN SE	54,978	5,976,342
Merck KGaA	201,301	21,141,569
Metro Wholesale & Food Specialist AG (a)	282,095	4,405,729
MTU Aero Engines Holdings AG	80,736	17,702,634
Muenchener Rueckversicherungs AG	232,373	50,115,269
OSRAM Licht AG	154,179	6,922,299
ProSiebenSat.1 Media AG	363,212	9,548,230
Puma AG	12,855	7,042,920
RWE AG	807,044	20,468,563
SAP SE	1,527,448	183,366,882
Schaeffler AG	255,064	3,463,967
Siemens AG	1,188,879	154,321,155
Siemens Healthineers AG (b)(c)	233,579	10,615,971
Symrise AG	191,219	17,858,697
Telefonica Deutschland Holding AG	1,155,448	4,805,470
Thyssenkrupp AG	676,260	15,628,729
TUI AG	265,267	4,891,129
TUI AG (GB)	418,882	7,722,307
Uniper SE	313,483	9,577,200
United Internet AG	190,486	10,020,552
Volkswagen AG	50,273	8,093,753
Vonovia SE	757,102	38,834,444
Wirecard AG	182,447	40,512,626
Zalando SE (b)	173,523	9,128,210

TOTAL GERMANY		2,016,370,081

Hong Kong - 2.5%
AIA Group Ltd.	18,769,000	161,893,461
Bank of East Asia Ltd.	1,963,829	7,268,576
BOC Hong Kong (Holdings) Ltd.	5,753,066	28,073,569
CLP Holdings Ltd.	2,552,157	29,996,685
Galaxy Entertainment Group Ltd.	3,691,000	27,322,453
Hang Lung Group Ltd.	1,370,000	3,840,102
Hang Lung Properties Ltd.	3,116,423	6,154,427
Hang Seng Bank Ltd.	1,189,001	32,236,906
Henderson Land Development Co. Ltd.	2,051,347	10,846,428
Hong Kong & China Gas Co. Ltd.	14,351,122	29,566,921
Hong Kong Exchanges and Clearing Ltd.	1,830,690	52,107,169
Hysan Development Co. Ltd.	971,677	4,982,959
Link (REIT)	3,357,808	33,455,083
MTR Corp. Ltd.	2,341,827	12,069,043
New World Development Co. Ltd.	9,527,803	12,721,946
PCCW Ltd.	6,626,863	3,520,818
Power Assets Holdings Ltd.	2,152,176	15,095,052
Sino Land Ltd.	5,132,470	8,697,162
SJM Holdings Ltd.	3,042,000	3,441,689
Sun Hung Kai Properties Ltd.	2,477,176	36,769,040
Swire Pacific Ltd. (A Shares)	775,384	8,767,680
Swire Properties Ltd.	1,815,400	7,135,543
Techtronic Industries Co. Ltd.	2,144,500	13,114,955
Wharf Holdings Ltd.	1,901,585	5,427,043
Wheelock and Co. Ltd.	1,274,000	7,994,203

TOTAL HONG KONG		562,498,913

Ireland - 0.6%
AIB Group PLC	1,262,538	7,098,838
Bank Ireland Group PLC	1,509,134	12,332,160
CRH PLC	1,305,850	43,320,544
DCC PLC (United Kingdom)	138,728	12,508,840
James Hardie Industries PLC CDI	687,643	10,465,317
Kerry Group PLC Class A	246,622	28,125,682
Paddy Power Betfair PLC (Ireland)	131,584	11,989,786
Ryanair Holdings PLC (b)	239,301	3,954,512
Smurfit Kappa Group PLC	350,282	14,303,830

TOTAL IRELAND		144,099,509

Isle of Man - 0.1%
Gaming VC Holdings SA	852,824	12,184,193
Genting Singapore Ltd.	9,366,359	7,301,741

TOTAL ISLE OF MAN		19,485,934

Israel - 0.6%
Azrieli Group	64,823	3,367,919
Bank Hapoalim BM (Reg.)	1,661,139	12,450,479
Bank Leumi le-Israel BM	2,249,678	15,120,582
Bezeq The Israel Telecommunication Corp. Ltd.	3,242,153	3,876,194
Check Point Software Technologies Ltd. (a)(b)	199,689	23,201,865
Elbit Systems Ltd. (Israel)	36,777	4,745,814
Frutarom Industries Ltd.	60,292	6,154,634
Israel Chemicals Ltd.	1,086,243	6,348,721
Mizrahi Tefahot Bank Ltd.	218,204	3,939,778
NICE Systems Ltd. (b)	86,819	9,999,237
NICE Systems Ltd. sponsored ADR (a)(b)	8,313	960,900
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,503,332	34,441,336

TOTAL ISRAEL		124,607,459

Italy - 1.8%
Assicurazioni Generali SpA	1,824,875	30,385,918
Atlantia SpA	767,858	15,998,677
Davide Campari-Milano SpA	900,976	7,974,285
Enel SpA	12,640,123	62,492,011
Eni SpA	3,954,747	73,388,307
Intesa Sanpaolo SpA	23,127,505	57,096,087
Leonardo SpA	630,035	7,057,172
Luxottica Group SpA	264,062	17,507,849
Mediobanca SpA	965,176	8,980,550
Moncler SpA	278,304	12,585,692
Pirelli & C. S.p.A. (c)	626,386	5,044,464
Poste Italiane SpA (c)	810,493	6,239,251
Prysmian SpA	373,174	9,624,853
Recordati SpA	163,185	5,714,711
Snam Rete Gas SpA	3,531,448	14,494,518
Telecom Italia SpA (b)	17,764,461	11,312,776
Terna SpA	2,195,479	11,534,069
UniCredit SpA	3,119,493	45,022,911

TOTAL ITALY		402,454,101

Japan - 23.8%
ABC-MART, Inc.	51,300	2,797,930
ACOM Co. Ltd.	620,500	2,535,388
AEON Co. Ltd.	946,500	20,499,975
AEON Financial Service Co. Ltd.	175,200	3,587,256
AEON MALL Co. Ltd.	159,740	2,672,637
Agc, Inc.	291,035	11,656,068
Air Water, Inc.	231,600	4,152,166
Aisin Seiki Co. Ltd.	250,900	11,606,750
Ajinomoto Co., Inc.	711,266	12,073,150
Alfresa Holdings Corp.	291,700	7,316,784
All Nippon Airways Ltd.	180,500	6,252,763
Alps Electric Co. Ltd.	291,500	8,762,578
Amada Holdings Co. Ltd.	531,600	5,683,924
Aozora Bank Ltd.	182,500	6,446,877
Asahi Group Holdings	563,703	25,463,283
Asahi Kasei Corp.	1,962,827	28,794,960
Asics Corp.	246,200	3,682,696
Astellas Pharma, Inc.	2,925,400	49,596,106
Bandai Namco Holdings, Inc.	311,350	12,077,387
Bank of Kyoto Ltd.	82,300	4,155,369
Benesse Holdings, Inc.	110,800	3,465,305
Bridgestone Corp.	946,979	34,884,214
Brother Industries Ltd.	345,800	7,102,111
Calbee, Inc.	124,300	3,954,644
Canon, Inc.	1,555,044	49,896,109
Casio Computer Co. Ltd.	303,400	4,874,170
Central Japan Railway Co.	224,100	45,007,574
Chiba Bank Ltd.	940,274	6,177,662
Chubu Electric Power Co., Inc.	942,364	13,701,638
Chugai Pharmaceutical Co. Ltd.	347,325	20,131,158
Chugoku Electric Power Co., Inc.	431,600	5,391,601
Coca-Cola West Co. Ltd.	206,900	5,865,674
Concordia Financial Group Ltd.	1,688,484	8,099,739
Credit Saison Co. Ltd.	247,052	4,091,222
CyberAgent, Inc.	158,000	8,987,130
CYBERDYNE, Inc. (a)(b)	174,100	1,371,051
Dai Nippon Printing Co. Ltd.	380,121	8,528,860
Dai-ichi Mutual Life Insurance Co.	1,675,800	31,929,337
Daicel Chemical Industries Ltd.	404,700	4,578,417
Daifuku Co. Ltd.	157,100	8,158,285
Daiichi Sankyo Kabushiki Kaisha	881,570	34,418,600
Daikin Industries Ltd.	387,194	49,335,718
Dainippon Sumitomo Pharma Co. Ltd.	248,400	5,287,247
Daito Trust Construction Co. Ltd.	113,263	16,972,630
Daiwa House Industry Co. Ltd.	880,184	26,846,761
Daiwa House REIT Investment Corp.	2,682	6,218,011
Daiwa Securities Group, Inc.	2,510,085	15,054,636
DeNA Co. Ltd.	161,500	2,793,655
DENSO Corp.	678,838	32,716,925
Dentsu, Inc.	336,100	15,699,388
Disco Corp.	44,500	7,962,020
Don Quijote Holdings Co. Ltd.	185,200	9,000,810
East Japan Railway Co.	479,600	43,401,836
Eisai Co. Ltd.	391,778	35,471,935
Electric Power Development Co. Ltd.	228,380	6,045,051
FamilyMart Co. Ltd. (a)	98,500	8,590,271
Fanuc Corp.	301,272	59,074,838
Fast Retailing Co. Ltd.	90,700	42,292,926
Fuji Electric Co. Ltd.	926,153	7,460,237
Fujifilm Holdings Corp.	600,305	25,387,753
Fujitsu Ltd.	3,062,075	22,408,183
Fukuoka Financial Group, Inc.	1,139,300	6,388,119
Hakuhodo DY Holdings, Inc.	360,200	6,078,436
Hamamatsu Photonics K.K.	219,600	8,834,596
Hankyu Hanshin Holdings, Inc.	355,500	12,686,144
Hikari Tsushin, Inc.	33,300	6,296,760
Hino Motors Ltd.	401,200	4,224,678
Hirose Electric Co. Ltd.	49,677	5,910,629
Hisamitsu Pharmaceutical Co., Inc.	88,400	6,460,337
Hitachi Chemical Co. Ltd.	160,100	3,360,212
Hitachi Construction Machinery Co. Ltd.	168,500	5,034,830
Hitachi High-Technologies Corp.	106,400	4,179,966
Hitachi Ltd.	7,512,271	49,051,864
Hitachi Metals Ltd.	331,600	3,832,008
Honda Motor Co. Ltd.	2,534,360	75,075,869
Hoshizaki Corp.	85,000	8,063,181
Hoya Corp.	592,816	34,664,077
Hulic Co. Ltd.	460,900	4,363,845
Idemitsu Kosan Co. Ltd.	209,500	10,577,761
IHI Corp.	227,118	7,931,040
Iida Group Holdings Co. Ltd.	230,000	4,247,682
INPEX Corp.	1,587,700	17,361,673
Isetan Mitsukoshi Holdings Ltd.	523,687	5,919,817
Isuzu Motors Ltd.	854,300	12,355,864
Itochu Corp.	2,197,086	38,430,714
J. Front Retailing Co. Ltd.	360,100	5,120,673
Japan Airlines Co. Ltd.	181,500	6,542,233
Japan Airport Terminal Co. Ltd.	73,300	3,282,040
Japan Exchange Group, Inc.	792,100	13,958,526
Japan Post Bank Co. Ltd.	628,800	7,345,715
Japan Post Holdings Co. Ltd.	2,448,600	29,089,659
Japan Prime Realty Investment Corp.	1,298	4,696,211
Japan Real Estate Investment Corp.	2,050	10,904,059
Japan Retail Fund Investment Corp.	4,067	7,357,277
Japan Tobacco, Inc.	1,709,700	44,962,140
JFE Holdings, Inc.	764,475	16,729,556
JGC Corp.	322,617	6,498,217
JSR Corp.	297,116	5,767,971
JTEKT Corp.	317,600	4,450,573
JX Holdings, Inc.	5,060,200	35,632,261
Kajima Corp.	1,400,317	10,082,383
Kakaku.com, Inc.	214,000	3,956,044
Kamigumi Co. Ltd.	166,731	3,385,340
Kaneka Corp.	381,559	3,485,576
Kansai Electric Power Co., Inc.	1,094,136	15,681,861
Kansai Paint Co. Ltd.	276,500	5,467,289
Kao Corp.	769,350	59,721,391
Kawasaki Heavy Industries Ltd.	220,594	6,035,512
KDDI Corp.	2,754,900	72,839,112
Keihan Electric Railway Co., Ltd.	149,400	5,486,023
Keihin Electric Express Railway Co. Ltd.	344,930	5,966,659
Keio Corp.	159,182	7,893,914
Keisei Electric Railway Co.	200,800	6,740,923
Keyence Corp.	151,224	85,595,152
Kikkoman Corp.	227,149	11,387,093
Kintetsu Group Holdings Co. Ltd.	265,910	10,434,413
Kirin Holdings Co. Ltd.	1,278,456	31,613,337
Kobayashi Pharmaceutical Co. Ltd.	76,600	5,501,467
Kobe Steel Ltd.	479,500	4,013,455
Koito Manufacturing Co. Ltd.	162,000	10,016,560
Komatsu Ltd.	1,435,045	40,687,391
Konami Holdings Corp.	144,800	6,066,457
Konica Minolta, Inc.	703,600	7,162,016
Kose Corp.	47,300	8,726,937
Kubota Corp.	1,535,564	23,998,802
Kuraray Co. Ltd.	495,086	7,182,780
Kurita Water Industries Ltd.	152,400	4,526,325
Kyocera Corp.	498,904	31,476,168
Kyowa Hakko Kirin Co., Ltd.	400,789	7,106,060
Kyushu Electric Power Co., Inc.	589,270	6,608,140
Kyushu Railway Co.	247,500	7,439,924
Lawson, Inc.	78,316	4,595,629
LINE Corp. (b)	112,500	5,133,199
Lion Corp.	349,100	7,355,261
LIXIL Group Corp.	416,059	8,159,415
M3, Inc.	327,400	14,423,751
Mabuchi Motor Co. Ltd.	75,742	3,139,159
Makita Corp.	347,800	15,776,366
Marubeni Corp.	2,426,344	19,906,896
Marui Group Co. Ltd.	309,349	6,835,135
Maruichi Steel Tube Ltd.	86,200	2,641,625
Mazda Motor Corp.	885,900	10,273,442
McDonald's Holdings Co. (Japan) Ltd.	103,300	4,536,981
Mebuki Financial Group, Inc.	1,273,610	4,516,266
Medipal Holdings Corp.	268,200	5,409,380
Meiji Holdings Co. Ltd.	189,858	12,610,494
Minebea Mitsumi, Inc.	598,800	11,241,984
Misumi Group, Inc.	441,600	11,382,795
Mitsubishi Chemical Holdings Corp.	1,986,475	17,806,940
Mitsubishi Corp.	2,101,102	59,963,950
Mitsubishi Electric Corp.	2,836,606	38,292,699
Mitsubishi Estate Co. Ltd.	1,837,723	30,507,426
Mitsubishi Gas Chemical Co., Inc.	252,733	5,258,921
Mitsubishi Heavy Industries Ltd.	471,125	17,494,931
Mitsubishi Materials Corp.	162,393	4,391,963
Mitsubishi Motors Corp. of Japan	1,036,400	7,387,533
Mitsubishi Tanabe Pharma Corp.	392,300	6,542,453
Mitsubishi UFJ Financial Group, Inc.	18,364,830	111,009,612
Mitsubishi UFJ Lease & Finance Co. Ltd.	623,400	3,506,660
Mitsui & Co. Ltd.	2,573,323	42,904,157
Mitsui Chemicals, Inc.	285,436	7,383,161
Mitsui Fudosan Co. Ltd.	1,386,977	31,762,784
Mitsui OSK Lines Ltd.	176,928	4,757,995
Mizuho Financial Group, Inc.	37,503,200	65,867,232
MS&AD Insurance Group Holdings, Inc.	738,484	22,697,533
Murata Manufacturing Co. Ltd.	280,054	48,356,007
Nabtesco Corp.	173,800	4,531,533
Nagoya Railroad Co. Ltd.	281,200	6,415,642
NEC Corp.	405,354	11,200,043
New Hampshire Foods Ltd.	140,770	5,137,453
Nexon Co. Ltd. (b)	691,100	8,670,627
NGK Insulators Ltd.	406,309	6,618,840
NGK Spark Plug Co. Ltd.	247,300	7,033,282
Nidec Corp.	347,584	50,381,067
Nikon Corp.	501,038	9,591,466
Nintendo Co. Ltd.	176,096	63,385,791
Nippon Building Fund, Inc.	2,091	12,176,015
Nippon Electric Glass Co. Ltd.	131,800	4,234,776
Nippon Express Co. Ltd.	117,154	7,338,600
Nippon Paint Holdings Co. Ltd.	228,600	9,032,076
Nippon Prologis REIT, Inc.	2,768	5,393,502
Nippon Steel & Sumitomo Metal Corp.	1,182,963	23,800,862
Nippon Telegraph & Telephone Corp.	1,075,200	47,836,716
Nippon Yusen KK	235,857	4,449,251
Nissan Chemical Corp.	198,000	9,444,694
Nissan Motor Co. Ltd.	3,609,448	33,784,771
Nisshin Seifun Group, Inc.	307,923	6,160,677
Nissin Food Holdings Co. Ltd.	98,623	6,293,197
Nitori Holdings Co. Ltd.	124,300	18,872,658
Nitto Denko Corp.	255,994	19,878,645
NKSJ Holdings, Inc.	517,303	22,086,990
NOK Corp.	122,600	2,341,438
Nomura Holdings, Inc.	5,382,047	24,655,821
Nomura Real Estate Holdings, Inc.	193,300	4,190,979
Nomura Real Estate Master Fund, Inc.	6,067	8,452,629
Nomura Research Institute Ltd.	176,355	8,777,276
NSK Ltd.	558,576	6,339,342
NTT Data Corp.	976,900	12,555,244
NTT DOCOMO, Inc.	2,058,300	53,342,328
Obayashi Corp.	1,012,104	9,482,497
OBIC Co. Ltd.	100,100	9,405,490
Odakyu Electric Railway Co. Ltd.	459,300	9,933,380
Oji Holdings Corp.	1,346,352	9,221,257
Olympus Corp.	451,929	18,404,993
OMRON Corp.	299,260	13,399,501
Ono Pharmaceutical Co. Ltd.	591,100	15,534,263
Oracle Corp. Japan	59,200	4,971,074
Oriental Land Co. Ltd.	310,924	33,314,285
ORIX Corp.	2,058,780	33,111,690
Osaka Gas Co. Ltd.	585,105	10,929,578
Otsuka Corp.	162,400	5,882,999
Otsuka Holdings Co. Ltd.	607,000	28,467,978
Panasonic Corp.	3,430,273	40,863,250
Park24 Co. Ltd.	180,000	5,281,253
Pola Orbis Holdings, Inc.	142,600	5,030,978
Rakuten, Inc.	1,342,600	10,269,784
Recruit Holdings Co. Ltd.	1,713,400	52,230,095
Renesas Electronics Corp. (b)	1,300,800	9,834,146
Resona Holdings, Inc.	3,245,100	18,396,980
Ricoh Co. Ltd.	1,043,670	10,942,989
Rinnai Corp.	51,800	3,855,513
ROHM Co. Ltd.	147,144	13,282,822
Ryohin Keikaku Co. Ltd.	37,200	11,048,510
Sankyo Co. Ltd. (Gunma)	69,500	2,661,529
Santen Pharmaceutical Co. Ltd.	571,400	8,804,219
SBI Holdings, Inc. Japan	350,360	9,664,777
Secom Co. Ltd.	326,467	26,870,135
Sega Sammy Holdings, Inc.	267,000	4,306,219
Seibu Holdings, Inc.	344,200	6,204,955
Seiko Epson Corp.	432,900	7,406,560
Sekisui Chemical Co. Ltd.	579,293	10,072,847
Sekisui House Ltd.	964,967	15,749,866
Seven & i Holdings Co. Ltd.	1,171,100	47,693,524
Seven Bank Ltd.	931,700	2,901,343
SG Holdings Co. Ltd.	149,400	3,534,989
Sharp Corp. (a)	271,100	6,424,321
Shimadzu Corp.	346,100	10,263,698
Shimamura Co. Ltd.	34,300	3,170,381
SHIMANO, Inc.	115,200	17,770,930
SHIMIZU Corp.	863,016	7,549,739
Shin-Etsu Chemical Co. Ltd.	568,162	53,308,333
Shinsei Bank Ltd.	255,200	3,918,380
Shionogi & Co. Ltd.	433,691	25,199,434
Shiseido Co. Ltd.	590,650	41,591,626
Shizuoka Bank Ltd.	701,674	6,201,457
Showa Denko K.K.	209,400	9,969,634
Showa Shell Sekiyu K.K.	291,700	5,883,356
SMC Corp.	88,971	29,603,617
SoftBank Corp.	1,283,030	118,792,336
Sohgo Security Services Co., Ltd.	109,900	4,836,747
Sony Corp.	1,971,085	112,081,102
Sony Financial Holdings, Inc.	270,000	5,382,504
Stanley Electric Co. Ltd.	204,825	7,088,040
Start Today Co. Ltd.	316,300	10,902,970
Subaru Corp.	956,800	28,425,855
Sumco Corp.	362,900	6,480,007
Sumitomo Chemical Co. Ltd.	2,317,334	13,160,271
Sumitomo Corp.	1,749,942	28,404,468
Sumitomo Electric Industries Ltd.	1,169,606	18,505,691
Sumitomo Heavy Industries Ltd.	172,564	5,614,426
Sumitomo Metal Mining Co. Ltd.	362,232	11,703,833
Sumitomo Mitsui Financial Group, Inc.	2,088,800	82,117,955
Sumitomo Mitsui Trust Holdings, Inc.	516,772	20,735,420
Sumitomo Realty & Development Co. Ltd.	554,000	19,196,292
Sumitomo Rubber Industries Ltd.	268,800	3,986,881
Sundrug Co. Ltd.	115,000	4,129,691
Suntory Beverage & Food Ltd.	217,200	8,904,203
Suzuken Co. Ltd.	111,616	5,072,998
Suzuki Motor Corp.	534,200	34,760,742
Sysmex Corp.	260,000	22,557,826
T&D Holdings, Inc.	866,500	13,175,698
Taiheiyo Cement Corp.	186,400	5,636,792
Taisei Corp.	330,718	14,793,164
Taisho Pharmaceutical Holdings Co. Ltd.	56,157	6,085,233
Taiyo Nippon Sanso Corp.	199,700	2,940,412
Takashimaya Co. Ltd.	221,000	3,568,302
Takeda Pharmaceutical Co. Ltd.	1,111,542	46,308,175
TDK Corp.	201,825	22,687,375
Teijin Ltd.	274,768	5,442,934
Temp Holdings Co., Ltd.	276,600	6,186,221
Terumo Corp.	472,424	26,063,893
THK Co. Ltd.	185,900	4,979,195
Tobu Railway Co. Ltd.	298,559	8,329,879
Toho Co. Ltd.	177,154	5,436,911
Toho Gas Co. Ltd.	115,100	3,858,766
Tohoku Electric Power Co., Inc.	668,390	8,385,705
Tokio Marine Holdings, Inc.	1,046,500	49,325,178
Tokyo Century Corp.	66,100	3,652,723
Tokyo Electric Power Co., Inc. (b)	2,251,118	10,413,776
Tokyo Electron Ltd.	244,018	41,544,028
Tokyo Gas Co. Ltd.	604,279	14,319,743
Tokyo Tatemono Co. Ltd.	301,400	3,694,598
Tokyu Corp.	777,777	12,824,115
Tokyu Fudosan Holdings Corp.	789,600	5,379,599
Toppan Printing Co. Ltd.	763,013	5,953,850
Toray Industries, Inc.	2,152,083	16,107,640
Toshiba Corp. (b)	10,133,880	30,280,336
Tosoh Corp.	404,100	6,350,091
Toto Ltd.	219,492	9,284,604
Toyo Seikan Group Holdings Ltd.	235,400	4,457,579
Toyo Suisan Kaisha Ltd.	138,200	5,093,412
Toyoda Gosei Co. Ltd.	101,500	2,532,247
Toyota Industries Corp.	228,486	12,934,722
Toyota Motor Corp.	3,550,163	221,007,098
Toyota Tsusho Corp.	329,300	11,232,535
Trend Micro, Inc.	185,600	11,692,917
Tsuruha Holdings, Inc.	56,900	6,498,614
Unicharm Corp.	626,040	20,464,200
United Urban Investment Corp.	4,501	7,101,299
USS Co. Ltd.	341,500	6,439,047
West Japan Railway Co.	255,400	17,138,533
Yahoo! Japan Corp. (a)	2,205,200	7,581,553
Yakult Honsha Co. Ltd.	172,866	12,290,896
Yamada Denki Co. Ltd. (a)	981,350	4,866,563
Yamaguchi Financial Group, Inc.	307,900	3,386,318
Yamaha Corp.	215,143	10,281,787
Yamaha Motor Co. Ltd.	435,900	11,051,483
Yamato Holdings Co. Ltd.	479,532	14,259,506
Yamazaki Baking Co. Ltd.	186,500	3,628,953
Yaskawa Electric Corp.	373,400	12,535,163
Yokogawa Electric Corp.	356,000	7,301,989
Yokohama Rubber Co. Ltd.	185,200	3,892,017

TOTAL JAPAN		5,369,973,861

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,032,639	31,092,611
Eurofins Scientific SA	17,822	10,062,102
Millicom International Cellular SA (depository receipt)	103,188	5,940,688
RTL Group SA (a)	59,611	4,469,898
SES SA (France) (depositary receipt)	566,970	11,372,148
Tenaris SA	733,352	12,306,224

TOTAL LUXEMBOURG		75,243,671

Malta - 0.0%
BGP Holdings PLC (b)(d)	5,796,476	67
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,166,480	2,110,995
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	4,096,000	4,138,402
HKT Trust/HKT Ltd. unit	5,878,760	7,594,920

TOTAL MULTI-NATIONAL		11,733,322

Netherlands - 4.5%
ABN AMRO Group NV GDR	655,788	17,758,934
AEGON NV	2,770,723	16,614,459
AEGON NV rights (b)	2,770,723	450,256
AerCap Holdings NV (b)	194,275	11,067,847
Airbus Group NV	904,869	111,697,704
Akzo Nobel NV	392,766	36,709,321
ASML Holding NV (Netherlands)	637,076	130,266,238
CNH Industrial NV	1,587,564	18,980,479
EXOR NV	167,915	10,910,913
Ferrari NV	190,211	24,882,742
Fiat Chrysler Automobiles NV	1,675,603	28,318,562
Heineken Holding NV	179,526	17,108,393
Heineken NV (Bearer)	402,621	39,789,526
ING Groep NV (Certificaten Van Aandelen)	6,047,549	82,148,601
Koninklijke Ahold Delhaize NV	1,937,617	47,140,904
Koninklijke DSM NV	284,499	29,846,388
Koninklijke KPN NV	5,218,601	13,331,263
Koninklijke Philips Electronics NV	1,462,170	65,332,907
NN Group NV	478,381	20,506,518
NN Group NV rights (b)	478,381	366,485
NXP Semiconductors NV (b)	534,077	49,743,932
QIAGEN NV (Germany) (b)	354,447	13,721,002
Randstad NV	185,190	11,599,203
RELX NV	1,500,478	33,274,535
STMicroelectronics NV (France)	1,062,507	21,922,265
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,398,306	137,905,911
Vopak NV	110,330	5,686,110
Wolters Kluwer NV	451,115	28,590,293

TOTAL NETHERLANDS		1,025,671,691

New Zealand - 0.2%
Auckland International Airport Ltd.	1,501,994	7,100,124
Fisher & Paykel Healthcare Corp.	891,681	9,669,054
Fletcher Building Ltd.	1,327,275	5,584,876
Meridian Energy Ltd.	1,978,503	4,241,087
Ryman Healthcare Group Ltd.	617,252	5,753,989
Spark New Zealand Ltd.	2,835,533	7,485,195
The a2 Milk Co. Ltd. (b)	1,128,480	9,422,122

TOTAL NEW ZEALAND		49,256,447

Norway - 0.7%
Aker Bp ASA	166,486	5,896,191
DNB ASA	1,519,572	30,948,993
Equinor ASA	1,817,206	46,610,305
Gjensidige Forsikring ASA	307,965	5,152,244
Marine Harvest ASA (a)	647,844	13,994,138
Norsk Hydro ASA	2,096,595	11,577,818
Orkla ASA	1,269,408	10,444,501
Schibsted ASA (B Shares)	153,007	4,980,940
Telenor ASA	1,167,836	22,016,643
Yara International ASA	274,866	12,651,607

TOTAL NORWAY		164,273,380

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	2,128,448	13,710,066
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(d)	2,598,658	30
Energias de Portugal SA	3,977,892	15,537,343
Galp Energia SGPS SA Class B	777,391	15,764,170
Jeronimo Martins SGPS SA	394,357	5,907,262

TOTAL PORTUGAL		37,208,805

Singapore - 1.2%
Ascendas Real Estate Investment Trust	3,859,883	7,705,424
CapitaCommercial Trust (REIT)	4,069,353	5,247,718
CapitaLand Ltd.	3,990,037	9,971,095
CapitaMall Trust	3,869,300	6,032,787
City Developments Ltd.	636,100	4,300,760
ComfortDelgro Corp. Ltd.	3,337,784	5,568,850
DBS Group Holdings Ltd.	2,790,108	50,718,148
Jardine Cycle & Carriage Ltd.	153,830	3,635,747
Keppel Corp. Ltd.	2,264,600	10,773,989
Oversea-Chinese Banking Corp. Ltd.	4,889,186	40,251,941
Sembcorp Industries Ltd.	1,541,630	3,066,300
Singapore Airlines Ltd.	839,925	5,997,060
Singapore Airport Terminal Service Ltd.	1,033,900	3,819,076
Singapore Exchange Ltd.	1,248,200	6,738,670
Singapore Press Holdings Ltd.	2,481,321	5,061,891
Singapore Technologies Engineering Ltd.	2,433,261	5,921,163
Singapore Telecommunications Ltd.	12,688,927	29,860,649
Suntec (REIT)	3,289,900	4,482,251
United Overseas Bank Ltd.	2,078,760	40,983,021
UOL Group Ltd.	779,450	3,924,083
Venture Corp. Ltd.	426,200	5,623,461
Wilmar International Ltd.	2,983,200	6,955,113
Yangzijiang Shipbuilding Holdings Ltd.	3,733,600	2,910,606

TOTAL SINGAPORE		269,549,803

South Africa - 0.0%
Old Mutual Ltd.	2	4
Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	400,592	16,683,740
Aena Sme SA	104,676	18,529,157
Amadeus IT Holding SA Class A	682,049	63,271,735
Banco Bilbao Vizcaya Argentaria SA	10,363,315	64,393,058
Banco de Sabadell SA	8,739,010	13,410,111
Banco Santander SA (Spain)	25,080,086	124,628,624
Bankia SA	1,914,700	7,194,194
Bankinter SA	1,051,229	9,351,721
CaixaBank SA	5,580,747	24,876,728
Enagas SA	353,096	9,816,056
Endesa SA	493,719	11,054,797
Ferrovial SA	753,464	16,289,115
Gas Natural SDG SA	543,553	14,593,391
Grifols SA	463,599	13,630,644
Iberdrola SA	9,263,004	69,049,549
Inditex SA	1,695,194	51,226,399
International Consolidated Airlines Group SA	220,985	1,985,375
International Consolidated Airlines Group SA CDI	728,283	6,522,413
MAPFRE SA (Reg.)	1,668,741	4,918,020
Red Electrica Corporacion SA	672,606	14,098,853
Repsol SA	2,117,169	40,708,553
Siemens Gamesa Renewable Energy SA (a)(b)	373,329	5,570,607
Telefonica SA	7,261,847	58,753,237

TOTAL SPAIN		660,556,077

Sweden - 2.6%
Alfa Laval AB	454,778	12,188,547
ASSA ABLOY AB (B Shares)	1,556,611	31,743,403
Atlas Copco AB:
(A Shares)	1,041,605	29,692,944
(B Shares)	605,032	15,997,194
Boliden AB	426,010	11,152,009
Electrolux AB (B Shares)	371,280	8,282,108
Epiroc AB:
Class A (b)	1,047,105	10,877,348
Class B (b)	598,810	5,726,743
Essity AB Class B	943,534	24,452,038
H&M Hennes & Mauritz AB (B Shares) (a)	1,365,322	18,413,332
Hexagon AB (B Shares)	402,211	23,890,370
Husqvarna AB (B Shares)	654,106	5,199,861
ICA Gruppen AB (a)	125,192	3,812,510
Industrivarden AB (C Shares)	259,916	5,552,078
Investor AB (B Shares)	707,380	31,922,464
Kinnevik AB (B Shares)	364,350	11,968,173
Lundbergfoeretagen AB	118,237	3,971,767
Lundin Petroleum AB	291,548	10,128,297
Nordea Bank AB	4,718,542	50,976,960
Sandvik AB	1,753,065	30,680,530
Securitas AB (B Shares)	486,076	8,647,706
Skandinaviska Enskilda Banken AB (A Shares)	2,529,956	27,000,509
Skanska AB (B Shares) (a)	529,950	9,949,800
SKF AB (B Shares)	588,712	11,313,771
Svenska Handelsbanken AB (A Shares)	2,372,720	28,770,759
Swedbank AB (A Shares)	1,406,406	32,725,893
Swedish Match Co. AB	280,484	14,994,683
Tele2 AB (B Shares)	563,120	6,945,751
Telefonaktiebolaget LM Ericsson (B Shares)	4,774,594	40,287,098
TeliaSonera AB	4,383,593	19,441,839
Volvo AB (B Shares)	2,432,647	41,895,639

TOTAL SWEDEN		588,602,124

Switzerland - 8.2%
ABB Ltd. (Reg.)	2,863,585	67,442,169
Adecco SA (Reg.)	252,639	15,477,641
Baloise Holdings AG	75,863	11,662,200
Barry Callebaut AG	3,418	6,093,685
Clariant AG (Reg.)	308,319	7,704,396
Coca-Cola HBC AG	314,682	10,762,235
Compagnie Financiere Richemont SA Series A	811,263	71,635,363
Credit Suisse Group AG	3,971,564	59,472,461
Dufry AG (a)	50,287	6,220,698
Ems-Chemie Holding AG	12,803	8,084,020
Galenica AG	70,757	13,041,773
Geberit AG (Reg.)	57,613	26,201,507
Givaudan SA	14,354	34,920,539
Julius Baer Group Ltd.	348,728	18,503,994
Kuehne & Nagel International AG	84,219	13,598,425
Lafargeholcim Ltd. (Reg.)	754,338	36,734,334
Lindt & Spruengli AG	158	13,921,279
Lindt & Spruengli AG (participation certificate)	1,660	12,356,874
Lonza Group AG	115,727	37,240,393
Nestle SA (Reg. S)	4,837,015	405,473,152
Novartis AG	3,372,079	279,755,046
Pargesa Holding SA	59,620	4,844,029
Partners Group Holding AG	27,036	21,227,130
Roche Holding AG (participation certificate)	1,091,857	270,729,947
Schindler Holding AG:
(participation certificate)	63,476	15,141,244
(Reg.)	31,258	7,223,928
SGS SA (Reg.)	8,324	21,925,377
Sika AG	201,360	29,853,425
Sonova Holding AG Class B	86,217	16,358,325
Straumann Holding AG	16,046	12,788,790
Swatch Group AG (Bearer)	47,974	20,471,546
Swatch Group AG (Bearer) (Reg.)	86,494	7,009,650
Swiss Life Holding AG	53,319	19,319,714
Swiss Prime Site AG	111,140	10,245,405
Swiss Re Ltd.	488,580	43,935,654
Swisscom AG	40,209	17,958,706
Temenos Group AG	94,092	16,988,496
UBS Group AG	5,989,410	93,525,634
Zurich Insurance Group AG	235,161	71,621,901

TOTAL SWITZERLAND		1,857,471,085

United Kingdom - 15.7%
3i Group PLC	1,508,754	17,533,800
Admiral Group PLC	311,624	8,403,303
Anglo American PLC (United Kingdom)	1,637,886	32,734,910
Antofagasta PLC	608,974	6,360,247
Ashtead Group PLC	766,346	23,467,161
Associated British Foods PLC	552,384	16,392,404
AstraZeneca PLC (United Kingdom)	1,968,597	148,577,522
Auto Trader Group PLC (c)	1,469,113	8,553,700
Aviva PLC	6,227,326	39,178,684
Babcock International Group PLC	390,594	3,612,555
BAE Systems PLC	4,962,104	39,046,707
Barclays PLC	26,587,348	60,904,208
Barratt Developments PLC	1,576,660	11,078,810
Berkeley Group Holdings PLC	197,858	9,344,769
BHP Billiton PLC	3,283,494	70,248,913
BP PLC	31,007,356	220,808,476
British American Tobacco PLC (United Kingdom)	3,564,778	172,382,985
British Land Co. PLC	1,440,736	11,872,005
BT Group PLC	13,106,030	36,999,797
Bunzl PLC	521,631	16,216,919
Burberry Group PLC	648,965	18,812,601
Carnival PLC	282,290	16,978,334
Centrica PLC	8,739,933	16,237,160
Coca-Cola European Partners PLC	339,048	14,457,007
Compass Group PLC	2,461,020	52,915,925
ConvaTec Group PLC (c)	2,121,596	5,866,909
Croda International PLC	204,102	13,495,010
Diageo PLC	3,824,295	133,752,870
Direct Line Insurance Group PLC	2,142,767	9,192,370
easyJet PLC	245,633	4,856,376
Fresnillo PLC	339,706	3,951,375
G4S PLC (United Kingdom)	2,395,971	7,747,004
GlaxoSmithKline PLC	7,707,576	156,100,659
Hammerson PLC	1,225,430	7,484,407
Hargreaves Lansdown PLC	444,076	12,665,891
HSBC Holdings PLC (United Kingdom)	31,162,764	271,239,630
Imperial Tobacco Group PLC	1,482,214	52,729,153
Informa PLC	1,942,127	19,196,245
InterContinental Hotel Group PLC	281,674	17,364,131
Intertek Group PLC	250,349	16,663,165
Investec PLC	1,042,308	6,842,984
ITV PLC	5,636,808	11,740,045
J Sainsbury PLC	2,731,330	11,480,028
John Wood Group PLC	1,055,176	9,830,325
Johnson Matthey PLC	300,606	13,624,634
Kingfisher PLC	3,333,862	11,851,849
Land Securities Group PLC	1,152,565	13,694,736
Legal & General Group PLC	9,258,304	30,523,447
Lloyds Banking Group PLC	112,075,994	86,334,456
London Stock Exchange Group PLC	486,762	29,180,335
Marks & Spencer Group PLC	2,532,712	9,903,140
Mediclinic International PLC	564,336	3,607,684
Meggitt PLC	1,199,655	8,370,585
Melrose Industries PLC	7,541,998	21,794,768
Merlin Entertainments PLC (c)	1,100,948	5,308,218
Micro Focus International PLC	678,697	11,522,149
Mondi PLC	569,851	15,846,902
National Grid PLC	5,220,262	54,819,250
Next PLC	222,605	15,872,794
NMC Health PLC	161,089	8,195,032
Pearson PLC	1,213,018	14,425,343
Persimmon PLC	483,120	15,238,875
Prudential PLC	4,027,894	90,566,008
Reckitt Benckiser Group PLC	1,040,225	88,608,663
RELX PLC	1,638,045	36,314,303
Rio Tinto PLC	1,860,189	88,344,855
Rolls-Royce Holdings PLC	2,601,468	33,895,366
Royal Bank of Scotland Group PLC	7,477,563	23,440,361
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,146,871	232,515,478
Class B (United Kingdom)	5,819,649	192,641,514
Royal Mail PLC	1,404,508	8,157,517
RSA Insurance Group PLC	1,594,337	13,055,034
Sage Group PLC	1,682,985	12,991,068
Schroders PLC	192,028	7,655,357
Scottish & Southern Energy PLC	1,576,952	25,626,858
Segro PLC	1,571,834	13,412,827
Severn Trent PLC	368,304	9,554,529
SKY PLC	1,602,864	32,012,099
Smith & Nephew PLC	1,360,991	24,018,696
Smiths Group PLC	615,292	12,854,860
St. James's Place Capital PLC	824,134	12,089,495
Standard Chartered PLC (United Kingdom)	4,364,036	35,479,778
Standard Life PLC	4,159,589	17,089,464
Taylor Wimpey PLC	5,101,192	11,067,593
Tesco PLC	15,205,777	48,592,043
The Weir Group PLC	375,793	9,132,505
Travis Perkins PLC	390,652	5,826,831
Unilever PLC	1,906,347	108,632,747
United Utilities Group PLC	1,062,282	10,213,282
Vodafone Group PLC	41,368,957	88,150,630
Vodafone Group PLC sponsored ADR	8,775	189,628
Whitbread PLC	284,843	16,972,325
WM Morrison Supermarkets PLC	3,479,897	11,876,557

TOTAL UNITED KINGDOM		3,536,409,947

TOTAL COMMON STOCKS
(Cost $20,762,896,327)		22,098,922,526

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	320,692	40,388,392
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	85,445	7,165,776
Fuchs Petrolub AG	108,845	6,373,946
Henkel AG & Co. KGaA	276,331	35,266,595
Porsche Automobil Holding SE (Germany)	237,616	15,033,809
Sartorius AG (non-vtg.)	55,543	10,083,348
Volkswagen AG	288,591	47,178,866

TOTAL GERMANY		121,102,340

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	9,316,805	5,179,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $143,939,839)		166,669,787
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2% 9/20/18 to 11/8/18 (e)
(Cost $29,919,131)	30,000,000	29,922,295
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.97% (f)	204,050,890	204,091,701
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	150,936,663	150,951,757
TOTAL MONEY MARKET FUNDS
(Cost $355,059,667)		355,043,458
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $21,291,814,964)		22,650,558,066
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(65,949,534)
NET ASSETS - 100%		$22,584,608,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,132	Sept. 2018	$404,688,080	$(8,347,935)	$(8,347,935)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,868,232 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,651,009.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,944,773
Fidelity Securities Lending Cash Central Fund	1,939,407
Total	$3,884,180

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,733,123,354	$1,859,469,486	$873,653,868	$--
Consumer Staples	2,514,374,485	1,233,246,773	1,281,127,712	--
Energy	1,312,746,638	347,872,697	964,873,941	--
Financials	4,372,852,461	2,494,545,050	1,878,307,314	97
Health Care	2,487,331,260	905,595,006	1,581,736,254	--
Industrials	3,211,736,883	2,303,826,945	907,909,938	--
Information Technology	1,561,187,597	920,107,510	641,080,087	--
Materials	1,779,969,094	1,300,508,098	479,460,996	--
Real Estate	771,991,222	771,991,222	--	--
Telecommunication Services	812,342,944	177,283,695	635,059,249	--
Utilities	707,936,375	539,644,721	168,291,654	--
Government Obligations	29,922,295	--	29,922,295	--
Money Market Funds	355,043,458	355,043,458	--	--
Total Investments in Securities:	$22,650,558,066	$13,209,134,661	$9,441,423,308	$97
Derivative Instruments:
Liabilities
Futures Contracts	$(8,347,935)	$(8,347,935)	$--	$--
Total Liabilities	$(8,347,935)	$(8,347,935)	$--	$--
Total Derivative Instruments:	$(8,347,935)	$(8,347,935)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$11,974,779,136

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(8,347,935)
Total Equity Risk	0	(8,347,935)
Total Value of Derivatives	$0	$(8,347,935)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $143,810,265) — See accompanying schedule: Unaffiliated issuers (cost $20,936,755,297)	$22,295,514,608
Fidelity Central Funds (cost $355,059,667)	355,043,458
Total Investment in Securities (cost $21,291,814,964)		$22,650,558,066
Foreign currency held at value (cost $9,389,568)		9,374,129
Receivable for investments sold		21,154,910
Receivable for fund shares sold		86,695,821
Dividends receivable		119,882,506
Interest receivable		755
Distributions receivable from Fidelity Central Funds		429,863
Other receivables		502,818
Total assets		22,888,598,868
Liabilities
Payable for investments purchased	$120,830,384
Payable for fund shares redeemed	28,284,039
Accrued management fee	846,574
Payable for daily variation margin on futures contracts	2,572,691
Other payables and accrued expenses	502,574
Collateral on securities loaned	150,954,074
Total liabilities		303,990,336
Net Assets		$22,584,608,532
Net Assets consist of:
Paid in capital		$21,009,193,241
Undistributed net investment income		455,329,330
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(230,860,283)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,350,946,244
Net Assets		$22,584,608,532
Investor Class:
Net Asset Value, offering price and redemption price per share ($649,477,647 ÷ 15,403,731 shares)		$42.16
Premium Class:
Net Asset Value, offering price and redemption price per share ($11,358,808,943 ÷ 269,322,526 shares)		$42.18
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,330,609,833 ÷ 78,957,972 shares)		$42.18
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($7,245,712,109 ÷ 171,777,693 shares)		$42.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$518,850,327
Interest		225,469
Income from Fidelity Central Funds (including $1,939,407 from security lending)		3,884,180
Income before foreign taxes withheld		522,959,976
Less foreign taxes withheld		(55,167,825)
Total income		467,792,151
Expenses
Management fee	$5,099,480
Transfer agent fees	1,114,902
Independent trustees' fees and expenses	57,085
Legal	2,471
Commitment fees	31,511
Total expenses before reductions	6,305,449
Expense reductions	(783)
Total expenses after reductions		6,304,666
Net investment income (loss)		461,487,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,111,721
Fidelity Central Funds	(3,995)
Forward foreign currency contracts	4,928,548
Foreign currency transactions	(7,394,307)
Futures contracts	(16,738,216)
Total net realized gain (loss)		207,903,751
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,122,922,263)
Fidelity Central Funds	(2,046)
Forward foreign currency contracts	(5,074,299)
Assets and liabilities in foreign currencies	(1,956,512)
Futures contracts	8,590,640
Total change in net unrealized appreciation (depreciation)		(1,121,364,480)
Net gain (loss)		(913,460,729)
Net increase (decrease) in net assets resulting from operations		$(451,973,244)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$461,487,485	$535,604,110
Net realized gain (loss)	207,903,751	446,692,138
Change in net unrealized appreciation (depreciation)	(1,121,364,480)	2,377,357,685
Net increase (decrease) in net assets resulting from operations	(451,973,244)	3,359,653,933
Distributions to shareholders from net investment income	(22,602,542)	(492,684,873)
Distributions to shareholders from net realized gain	–	(29,746,994)
Total distributions	(22,602,542)	(522,431,867)
Share transactions - net increase (decrease)	1,024,759,630	2,878,191,351
Total increase (decrease) in net assets	550,183,844	5,715,413,417
Net Assets
Beginning of period	22,034,424,688	16,319,011,271
End of period	$22,584,608,532	$22,034,424,688
Other Information
Undistributed net investment income end of period	$455,329,330	$16,444,387

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.08	$36.88	$32.81	$39.75	$41.19	$35.31
Income from Investment Operations
Net investment income (loss)B	.85	1.08	1.06	1.11	1.13	1.35C
Net realized and unrealized gain (loss)	(1.74)	6.15	4.05	(7.10)	(1.31)	5.53
Total from investment operations	(.89)	7.23	5.11	(5.99)	(.18)	6.88
Distributions from net investment income	(.03)	(.97)	(1.01)	(.95)	(1.26)	(.96)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.03)	(1.03)	(1.04)	(.95)	(1.26)	(1.00)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.16	$43.08	$36.88	$32.81	$39.75	$41.19
Total ReturnE,F	(2.07)%	19.65%	15.72%	(15.24)%	(.29)%	19.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%I	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.14%I	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.14%I	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	3.98%I	2.60%	2.97%	2.92%	2.83%	3.52%C
Supplemental Data
Net assets, end of period (000 omitted)	$649,478	$692,388	$740,317	$2,652,101	$2,972,698	$2,640,165
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.08	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	.87	1.12	1.10	1.14	1.17	1.38C
Net realized and unrealized gain (loss)	(1.73)	6.15	4.03	(7.10)	(1.32)	5.54
Total from investment operations	(.86)	7.27	5.13	(5.96)	(.15)	6.92
Distributions from net investment income	(.04)	(1.01)	(1.04)	(.98)	(1.29)	(.99)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.04)	(1.07)	(1.07)	(.98)	(1.29)	(1.03)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.18	$43.08	$36.88	$32.82	$39.76	$41.20
Total ReturnE,F	(1.99)%	19.77%	15.80%	(15.17)%	(.21)%	19.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.07%	.11%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.06%I	.07%	.09%	.12%	.12%	.12%
Expenses net of all reductions	.06%I	.07%	.09%	.12%	.12%	.12%
Net investment income (loss)	4.07%I	2.70%	3.07%	3.00%	2.91%	3.60%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,358,809	$11,462,486	$8,719,903	$7,677,907	$8,304,964	$7,201,814
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.09	$36.89	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	.87	1.13	1.11	1.16	1.18	1.40C
Net realized and unrealized gain (loss)	(1.74)	6.15	4.04	(7.10)	(1.31)	5.54
Total from investment operations	(.87)	7.28	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(.04)	(1.02)	(1.05)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.04)	(1.08)	(1.08)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.18	$43.09	$36.89	$32.82	$39.76	$41.20
Total ReturnE,F	(2.01)%	19.78%	15.87%	(15.13)%	(.16)%	19.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.07%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.05%I	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%I	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	4.08%I	2.72%	3.10%	3.05%	2.96%	3.65%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,330,610	$3,065,012	$2,097,193	$1,539,389	$1,994,854	$1,595,562
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.09	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	.87	1.13	1.11	1.16	1.19	1.41C
Net realized and unrealized gain (loss)	(1.74)	6.16	4.04	(7.10)	(1.32)	5.53
Total from investment operations	(.87)	7.29	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(.04)	(1.02)	(1.06)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.04)	(1.08)	(1.09)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.18	$43.09	$36.88	$32.82	$39.76	$41.20
Total ReturnE,F	(2.01)%	19.82%	15.85%	(15.12)%	(.15)%	19.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.06%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	4.08%I	2.72%	3.11%	3.06%	2.97%	3.66%C
Supplemental Data
Net assets, end of period (000 omitted)	$7,245,712	$6,814,539	$4,761,598	$1,734,082	$1,797,254	$1,651,834
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class and Institutional Premium Class shares. Fidelity International Index Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $895,163 for Fidelity Total Market Index Fund, $487,612 for Fidelity Extended Market Index Fund and $502,818 for Fidelity International Index Fund, are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index	$36,663,095,452	$25,491,640,385	$(2,107,776,544)	$23,383,863,841
Fidelity Extended Market Index	19,835,974,770	9,700,839,543	(1,899,302,360)	7,801,537,183
Fidelity International Index	21,398,240,910	4,402,598,588	(3,158,629,367)	1,243,969,221

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2019	Total with expiration
Fidelity International Index	$(49,793,394)	$(49,793,394)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Index	$(–)	$(288,964,540)	$(288,964,540)	$(338,757,934)

Fidelity Extended Market Index intends to elect to defer to the next fiscal year $3,369,398 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$12,178,931	$1,169,644
Total Equity Risk	12,178,931	1,169,644
Totals	$12,178,931	$1,169,644
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$7,002,750	$2,859,263
Total Equity Risk	7,002,750	2,859,263
Totals	$7,002,750	$2,859,263
Fidelity International Index
Equity Risk
Futures Contracts	$(16,738,216)	$8,590,640
Total Equity Risk	(16,738,216)	8,590,640
Foreign Exchange Risk
Forward Foreign Currency Contracts	$4,928,548	$(5,074,299)
Total Foreign Exchange Risk	4,928,548	(5,074,299)
Totals	$(11,809,668)	$3,516,341

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, Fidelity International Index realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	5,281,197,368	1,222,963,702
Fidelity Extended Market Index	1,975,320,321	1,233,997,705
Fidelity International Index	2,245,645,365	395,870,657

Redemption In-Kind. Securities delivered in-kind through redemptions are noted in the table below. Realized gain (loss) on securities delivered in-kind through redemptions is included in each applicable Fund's accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

	Value of securities
	Delivered	Realized gain (loss)
Fidelity Extended Market Index	$441,023,062	$292,072,729
Fidelity International Index	$423,571,757	$173,776,605

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index. The amount of in-kind exchanges is included in share transactions in the accompanying Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% for Fidelity Total Market Index Fund and .045% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.015%	.015%	.015%	.015%	.015%
Fidelity Extended Market Index Fund	.045%	.045%	n/a	.045%	n/a
Fidelity International Index Fund	.045%	.045%	.045%	.045%	n/a

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each class pays no transfer agent fees. Prior to August 1, 2018, each class paid all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Prior to August 1, 2018
Fidelity Total Market Index
Investor Class	.075%	.075%
Premium Class	.045%	.02%
Institutional Class	.035%	.015%
Institutional Premium Class	.015%	.00%
Fidelity Extended Market Index
Investor Class	.075%	.055%
Premium Class	.045%	.025%
Institutional Premium Class	.015%	.00%
Fidelity International Index
Investor Class	.21%	.115%
Premium Class	.11%	.015%
Institutional Class	.035%	.005%
Institutional Premium Class	.015%	.00%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Total Market Index
Investor Class	$250,548.062
Premium Class	2,334,574.016
Institutional Class	217,748.012
Institutional Premium Class	–	–
	$2,802,870
Fidelity Extended Market Index
Investor Class	$147,090.046
Premium Class	1,938,048.021
Institutional Premium Class	–	–
	$2,085,138
Fidelity International Index
Investor Class	$325,982.096
Premium Class	721,499.013
Institutional Class	67,421.004
Institutional Premium Class	–	–
	$1,114,902

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Total Market Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index	Borrower	$34,077,875	2.15%	$16,268

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fidelity International Index Fund for certain losses in the amount of $4,018.

Prior Fiscal Year Redemption In-Kind. During the prior period, 14,197,390 shares of Fidelity International Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $621,987,635. The Fund had a net realized gain of $320,859,246 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$71,142
Fidelity Extended Market Index	30,258
Fidelity International Index	31,511

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Total Market Index	$165,990	$8,158,306
Fidelity Extended Market Index	$531,991	$18,949,108
Fidelity International Index	$48	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$6,402
Fidelity Extended Market Index	9,943
Fidelity International Index	783

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Fidelity Total Market Index
From net investment income
Investor Class	$2,478,522	$12,586,670
Premium Class	89,860,399	435,270,799
Institutional Class	10,965,878	44,873,287
Institutional Premium Class	20,946,671	94,317,041
Class F	42,774,264	191,676,053
Total	$167,025,734	$778,723,850
From net realized gain
Investor Class	$164,548	$5,321,710
Premium Class	5,694,270	177,589,449
Institutional Class	692,013	18,221,313
Institutional Premium Class	1,305,698	37,888,601
Class F	2,666,205	76,838,875
Total	$10,522,734	$315,859,948
Fidelity Extended Market Index
From net investment income
Investor Class	$503,933	$9,206,140
Premium Class	16,357,102	220,109,370
Institutional Premium Class	2,940,235	35,451,606
Total	$19,801,270	$264,767,116
From net realized gain
Investor Class	$–	$32,438,665
Premium Class	–	743,291,615
Institutional Premium Class	–	115,941,684
Total	$–	$891,671,964
Fidelity International Index
From net investment income
Investor Class	$493,861	$15,703,123
Premium Class	11,498,487	258,467,735
Institutional Class	3,239,034	65,473,787
Institutional Premium Class	7,371,160	153,040,228
Total	$22,602,542	$492,684,873
From net realized gain
Investor Class	$–	$986,439
Premium Class	–	15,621,751
Institutional Class	–	3,939,343
Institutional Premium Class	–	9,199,461
Total	$ -	$29,746,994

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Fidelity Total Market Index
Investor Class
Shares sold	2,723,117	6,491,579	$215,950,096	$473,077,417
Reinvestment of distributions	32,797	227,908	2,485,299	16,995,879
Shares redeemed	(2,348,254)	(7,266,119)	(185,589,293)	(529,723,284)
Net increase (decrease)	407,660	(546,632)	$32,846,102	$(39,649,988)
Premium Class
Shares sold	26,131,870	59,682,692	$2,068,764,384	$4,353,636,860
Reinvestment of distributions	1,130,172	7,372,266	85,644,406	550,334,111
Shares redeemed	(22,803,631)	(54,136,097)	(1,811,868,466)	(3,981,489,838)
Net increase (decrease)	4,458,411	12,918,861	$342,540,324	$922,481,133
Institutional Class
Shares sold	5,818,678	17,997,705	$457,907,605	$1,330,831,506
Reinvestment of distributions	129,741	732,368	9,830,506	54,656,693
Shares redeemed	(4,146,204)	(9,961,881)	(329,560,409)	(724,114,212)
Net increase (decrease)	1,802,215	8,768,192	$138,177,702	$661,373,987
Institutional Premium Class
Shares sold	41,528,589	19,386,022	$3,272,627,679	$1,424,547,920
Reinvestment of distributions	293,720	1,770,295	22,252,243	132,205,306
Shares redeemed	(15,030,904)	(10,876,497)	(1,189,211,901)	(794,477,913)
Net increase (decrease)	26,791,405	10,279,820	$2,105,668,021	$762,275,313
Class F
Shares sold	20,340,963	36,022,682	$1,589,711,870	$2,617,551,668
Reinvestment of distributions	599,637	3,591,887	45,440,469	268,514,928
Shares redeemed	(11,463,696)	(10,934,635)	(914,968,981)	(823,156,173)
Net increase (decrease)	9,476,904	28,679,934	$720,183,358	$2,062,910,423
Fidelity Extended Market Index
Investor Class
Shares sold	1,373,116	3,991,694	$90,082,194	$239,037,979
Reinvestment of distributions	7,831	675,931	488,757	40,774,046
Shares redeemed	(2,828,947)	(7,533,841)	(181,683,394)	(452,172,226)
Net increase (decrease)	(1,448,000)	(2,866,216)	$(91,112,443)	$(172,360,201)
Premium Class
Shares sold	28,969,680	63,342,564	$1,894,979,803	$3,816,914,744
Reinvestment of distributions	249,891	15,232,360	15,595,685	921,328,809
Shares redeemed	(25,524,578)	(72,724,257)	(1,674,802,147)	(4,378,600,164)
Net increase (decrease)	3,694,993	5,850,667	$235,773,341	$359,643,389
Institutional Premium Class
Shares sold	4,003,539	17,002,258	$261,902,230	$1,011,348,990
Reinvestment of distributions	47,126	2,498,579	2,940,213	151,393,120
Shares redeemed	(11,106,133)(a)	(9,306,004)	(737,477,469)(a)	(554,308,152)
Net increase (decrease)	(7,055,468)	10,194,833	$(472,635,026)	$608,433,958
Fidelity International Index
Investor Class
Shares sold	2,315,466	9,622,744	$99,195,737	$397,671,186
Reinvestment of distributions	10,462	369,295	453,026	15,632,929
Shares redeemed	(2,995,572)	(13,994,223)	(128,128,436)	(573,236,825)
Net increase (decrease)	(669,644)	(4,002,184)	$(28,479,673)	$(159,932,710)
Premium Class
Shares sold	32,905,277	82,469,511	$1,408,529,530	$3,438,872,823
Reinvestment of distributions	243,147	5,894,175	10,528,255	249,347,695
Shares redeemed	(29,883,554)	(58,740,308)	(1,278,027,623)	(2,455,289,015)
Net increase (decrease)	3,264,870	29,623,378	$141,030,162	$1,232,931,503
Institutional Class
Shares sold	17,212,177	40,718,664	$736,693,769	$1,697,292,859
Reinvestment of distributions	69,194	1,587,399	2,996,108	67,153,832
Shares redeemed	(9,455,846)	(28,030,811)	(404,254,288)	(1,191,741,771)
Net increase (decrease)	7,825,525	14,275,252	$335,435,589	$572,704,920
Institutional Premium Class
Shares sold	40,779,080	81,804,104(b)	$1,735,731,588	$3,495,868,171(b)
Reinvestment of distributions	169,572	3,827,749	7,342,489	161,918,344
Shares redeemed	(27,327,845)(a)	(56,573,887)(c)	(1,166,300,525)(a)	(2,425,298,877)(c)
Net increase (decrease)	13,620,807	29,057,966	$576,773,552	$1,232,487,638

 (a)  Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b)  Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Fidelity Total Market Index
Investor Class	.08%
Actual		$1,000.00	$1,088.50	$.42*
Hypothetical-C		$1,000.00	$1,024.80	$.41*
Premium Class	.03%
Actual		$1,000.00	$1,088.70	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Class	.03%
Actual		$1,000.00	$1,088.70	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,088.90	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10
Class F	.02%
Actual		$1,000.00	$1,088.70	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Extended Market Index
Investor Class	.09%
Actual		$1,000.00	$1,133.50	$.48*
Hypothetical-C		$1,000.00	$1,024.75	$.46*
Premium Class	.07%
Actual		$1,000.00	$1,133.60	$.38
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.05%
Actual		$1,000.00	$1,133.70	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity International Index
Investor Class	.14%
Actual		$1,000.00	$979.30	$.70*
Hypothetical-C		$1,000.00	$1,024.50	$.71*
Premium Class	.06%
Actual		$1,000.00	$980.10	$.30
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Class	.05%
Actual		$1,000.00	$979.90	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Premium Class	.05%
Actual		$1,000.00	$979.90	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

* If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018 had been in effect for the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio(a)	Expenses Paid
Fidelity Total Market Index
Investor Class	.02%
Actual		$.11
Hypothetical(b)		$.10
Fidelity Extended Market Index
Investor Class	.05%
Actual		$.27
Hypothetical(b)		$.26
Fidelity International Index
Investor Class	.05%
Actual		$.25
Hypothetical(b)		$.26

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contracts with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the funds for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the funds, and the Sector Portfolios Board.

The Board also approved an amendment to the sub-advisory agreements with Geode for Fidelity Extended Market Index Fund and Fidelity Total Market Index Fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by FMR to Geode, on behalf of each fund, by 2.00 basis points and 1.00 basis point, respectively. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board considered that the approval of the funds' Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the funds' Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management.

In its review of the proposed sub-advisory fee rate under the Amended Contracts, the Board considered that the proposed fee rate is lower by 2.00 basis points and 1.00 basis point for Fidelity Extended Market Index Fund and Fidelity Total Market Index Fund, respectively, than the current sub-advisory fee rate for each fund. The Board noted that FMR, and not the funds, pays the sub-advisory fee out of its management fee. The Board considered that the Amended Contracts will not result in any changes to the current management fee rate under the funds' management contracts with FMR. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses for Fidelity Extended Market Index fund and Fidelity Total Index Fund, with certain limited exceptions, under the funds' management contracts.

The Board considered that the contractual arrangements for each fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, were being set at 0.015% for all classes for Fidelity Total Market Index Fund and 0.045% for all classes of Fidelity Extended Market Index Fund and Fidelity International Index Fund.

The Board concluded that the funds' Advisory Contracts are fair and reasonable, and that the funds' Advisory Contracts should be renewed, without modification (except as noted above for Fidelity Extended Market Index Fund's and Fidelity Total Market Index Fund's sub-advisory contracts with Geode), through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the funds' Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies. Because the Board was approving an arrangement under which the fees were being reduced, the Board did not consider FMR's or Geode's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts. In connection with its approval of the Amended Contracts, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the funds' management fee structures are fair and reasonable, and that the Amended Contacts for Fidelity Extended Market Index Fund and Fidelity Total Market Index Fund and the continuation of the funds' Advisory Contracts should be approved.

SIF-SANN-1018
1.707985.120

Fidelity® Total Market Index Fund
Institutional Class and Institutional Premium Class

Fidelity® Extended Market Index Fund
Institutional Premium Class

Fidelity® International Index Fund
Institutional Class and Institutional Premium Class

Semi-Annual Report

August 31, 2018

Contents

Notes to shareholders
Fidelity® Total Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Notes to shareholders:

In July, the Board of Trustees approved a proposal to consolidate the Fund’s publicly offered share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Total Market Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .015% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity Extended Market Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .045% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

In July, the Board of Trustees approved a proposal to consolidate the Fund’s share classes into a single share class. The consolidation will take place in November, and the surviving class name will be Fidelity International Index. The changes will not impact how the Fund is managed. As part of this initiative, effective August 1, 2018, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, to .045% of each class’ average net assets on an annual basis. Also, purchase minimums and eligibility requirements were removed.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	3.7
Microsoft Corp.	2.9
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.4
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class C	1.3
Alphabet, Inc. Class A	1.2
Johnson & Johnson	1.2
Exxon Mobil Corp.	1.1
18.2

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	25.3
Health Care	14.2
Financials	14.2
Consumer Discretionary	13.1
Industrials	10.3
Consumer Staples	6.0
Energy	5.6
Real Estate	3.6
Materials	2.9
Utilities	2.8

Fidelity® Total Market Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.3%
Adient PLC (a)	181,691	$7,865,403
American Axle & Manufacturing Holdings, Inc. (b)	188,109	3,331,410
Aptiv PLC	510,121	44,895,749
Autoliv, Inc. (a)	165,669	14,759,451
BorgWarner, Inc.	386,356	16,910,802
CDTi Advanced Materials, Inc. (a)(b)	8,475	3,221
Cooper Tire & Rubber Co. (a)	104,300	3,009,055
Cooper-Standard Holding, Inc. (b)	32,523	4,502,159
Dana Holding Corp.	270,404	5,291,806
Delphi Technologies PLC	171,828	6,053,500
Dorman Products, Inc. (a)(b)	61,275	4,962,050
Fox Factory Holding Corp. (b)	77,770	5,136,709
Gentex Corp.	532,304	12,445,268
Gentherm, Inc. (b)	78,354	3,855,017
Hertz Global Holdings, Inc. (a)(b)	158,981	2,799,655
Horizon Global Corp. (a)(b)	41,718	323,732
LCI Industries	49,871	4,635,509
Lear Corp.	125,595	20,371,509
Modine Manufacturing Co. (b)	92,466	1,558,052
Motorcar Parts of America, Inc. (a)(b)	32,435	860,825
Shiloh Industries, Inc. (b)	23,634	212,233
Standard Motor Products, Inc.	42,212	2,143,103
Stoneridge, Inc. (b)	60,173	1,800,978
Strattec Security Corp.	4,334	148,656
Superior Industries International, Inc.	39,790	863,443
Sypris Solutions, Inc. (b)	16,848	26,957
Tenneco, Inc.	96,642	4,135,311
The Goodyear Tire & Rubber Co.	462,748	10,499,752
Tower International, Inc.	37,453	1,265,911
UQM Technologies, Inc. (a)(b)	38,648	46,378
Veoneer, Inc. (a)(b)	173,291	8,654,153
Visteon Corp. (b)	57,388	6,335,061
VOXX International Corp. (b)	39,260	212,004
Workhorse Group, Inc. (a)(b)	43,808	44,684
		199,959,506
Automobiles - 0.5%
Ford Motor Co.	7,565,984	71,725,528
General Motors Co.	2,461,659	88,742,807
Harley-Davidson, Inc.	318,145	13,559,340
REV Group, Inc. (a)	55,706	947,559
Tesla, Inc. (a)(b)	259,511	78,284,088
Thor Industries, Inc.	95,137	9,079,875
Winnebago Industries, Inc.	53,916	1,992,196
		264,331,393
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	3,278,929
Educational Development Corp.	5,732	68,784
Genuine Parts Co.	285,754	28,532,537
LKQ Corp. (b)	602,544	20,799,819
Pool Corp.	79,418	13,045,201
Weyco Group, Inc.	6,395	226,831
		65,952,101
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (b)	121,167	5,797,841
American Public Education, Inc. (b)	34,036	1,182,751
Ascent Capital Group, Inc. (b)	16,905	34,655
Bridgepoint Education, Inc. (b)	52,176	613,590
Bright Horizons Family Solutions, Inc. (b)	115,034	13,738,511
Cambium Learning Group, Inc. (b)	26,588	355,747
Career Education Corp. (b)	119,651	1,908,433
Carriage Services, Inc.	24,048	547,573
Chegg, Inc. (a)(b)	166,149	5,379,905
Collectors Universe, Inc.	6,416	95,791
Graham Holdings Co.	8,988	5,057,098
Grand Canyon Education, Inc. (b)	92,016	10,962,786
H&R Block, Inc.	401,847	10,873,980
Houghton Mifflin Harcourt Co. (b)	207,270	1,336,892
K12, Inc. (b)	75,246	1,246,074
Laureate Education, Inc. Class A (b)	118,560	1,893,403
Lincoln Educational Services Corp. (b)	15,671	34,476
National American University Holdings, Inc.	5,378	4,733
Regis Corp. (b)	65,150	1,393,559
Service Corp. International	355,312	14,908,892
ServiceMaster Global Holdings, Inc. (b)	263,570	15,885,364
Sotheby's Class A (Ltd. vtg.) (a)(b)	77,436	3,718,477
Strategic Education, Inc.	40,901	5,675,832
Universal Technical Institute, Inc. (b)	29,419	80,020
Weight Watchers International, Inc. (a)(b)	70,718	5,296,778
Xpresspa Group, Inc. (b)	9,862	1,702
		108,024,863
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	479,975	19,717,373
Belmond Ltd. Class A (b)	165,347	2,769,562
BFC Financial Corp. Class A	157,194	1,167,951
Biglari Holdings, Inc. (b)	247	236,656
Biglari Holdings, Inc. (b)	2,475	488,936
BJ's Restaurants, Inc.	35,904	2,717,933
Bloomin' Brands, Inc.	181,456	3,502,101
Bojangles', Inc. (a)(b)	34,765	507,569
Boyd Gaming Corp.	160,056	5,829,240
Brinker International, Inc.	86,305	3,821,585
Caesars Entertainment Corp. (a)(b)	273,134	2,785,967
Carnival Corp.	783,753	48,192,972
Carrols Restaurant Group, Inc. (b)	61,598	973,248
Century Casinos, Inc. (b)	44,390	355,120
Chipotle Mexican Grill, Inc. (b)	47,391	22,519,255
Choice Hotels International, Inc.	75,738	5,911,351
Churchill Downs, Inc.	21,746	6,145,420
Chuy's Holdings, Inc. (a)(b)	33,149	959,664
Cracker Barrel Old Country Store, Inc. (a)	45,340	6,759,741
Darden Restaurants, Inc.	238,981	27,731,355
Dave & Buster's Entertainment, Inc. (b)	73,713	4,287,885
Del Frisco's Restaurant Group, Inc. (b)	76,669	724,522
Del Taco Restaurants, Inc. (b)	75,328	973,991
Denny's Corp. (b)	128,799	1,941,001
Dine Brands Global, Inc. (a)	36,646	3,057,009
Domino's Pizza, Inc.	81,566	24,352,345
Dover Downs Gaming & Entertainment, Inc. (a)(b)	54,619	174,781
Dover Motorsports, Inc.	9,993	20,486
Drive Shack, Inc. (b)	106,917	662,885
Dunkin' Brands Group, Inc. (a)	158,881	11,580,836
El Pollo Loco Holdings, Inc. (b)	42,298	503,346
Eldorado Resorts, Inc. (a)(b)	117,072	5,625,310
Empire Resorts, Inc. (b)	4,022	50,074
Extended Stay America, Inc. unit	367,918	7,424,585
Famous Dave's of America, Inc. (a)(b)	7,623	50,693
Fiesta Restaurant Group, Inc. (b)	50,677	1,456,964
Golden Entertainment, Inc. (b)	33,622	975,374
Good Times Restaurants, Inc. (b)	7,939	38,901
Habit Restaurants, Inc. Class A (a)(b)	36,946	611,456
Hilton Grand Vacations, Inc. (b)	187,085	6,110,196
Hilton Worldwide Holdings, Inc.	535,957	41,600,982
Hyatt Hotels Corp. Class A	92,384	7,146,826
ILG, Inc.	199,231	6,799,754
Inspired Entertainment, Inc. (b)	3,769	26,760
International Speedway Corp. Class A	44,736	1,975,094
J. Alexanders Holdings, Inc. (b)	20,559	254,932
Jack in the Box, Inc.	54,956	4,981,212
Jamba, Inc. (a)(b)	31,127	404,028
Kona Grill, Inc. (a)(b)	8,466	21,588
Las Vegas Sands Corp.	707,662	46,295,248
Lindblad Expeditions Holdings (b)	48,584	737,991
Luby's, Inc. (b)	14,614	29,520
Marriott International, Inc. Class A	573,134	72,484,257
Marriott Vacations Worldwide Corp. (a)	47,812	5,689,628
McDonald's Corp.	1,520,914	246,737,878
MGM Mirage, Inc.	967,766	28,055,536
Monarch Casino & Resort, Inc. (b)	19,895	936,060
Nathan's Famous, Inc.	4,365	387,176
Noodles & Co. (b)	77,002	947,125
Norwegian Cruise Line Holdings Ltd. (b)	397,580	21,314,264
Papa John's International, Inc. (a)	45,834	2,113,864
Papa Murphy's Holdings, Inc. (a)(b)	22,690	125,930
Penn National Gaming, Inc. (b)	158,816	5,472,799
Pinnacle Entertainment, Inc. (b)	102,955	3,525,179
Planet Fitness, Inc. (b)	173,759	8,926,000
Playa Hotels & Resorts NV (b)	140,860	1,455,084
PlayAGS, Inc. (a)(b)	43,230	1,385,089
Potbelly Corp. (b)	40,772	552,461
Rave Restaurant Group, Inc. (a)(b)	9,079	11,712
RCI Hospitality Holdings, Inc.	15,482	502,081
Red Lion Hotels Corp. (b)	39,040	532,896
Red Robin Gourmet Burgers, Inc. (a)(b)	26,573	1,097,465
Red Rock Resorts, Inc.	146,708	4,788,549
Royal Caribbean Cruises Ltd.	330,573	40,521,638
Ruth's Hospitality Group, Inc.	51,983	1,601,076
Scientific Games Corp. Class A (b)	99,063	3,001,609
SeaWorld Entertainment, Inc. (b)	127,392	3,735,133
Shake Shack, Inc. Class A (a)(b)	40,965	2,476,334
Six Flags Entertainment Corp.	148,179	10,009,491
Sonic Corp. (a)	74,649	2,676,913
Speedway Motorsports, Inc.	23,497	420,361
Starbucks Corp.	2,667,937	142,601,233
Texas Roadhouse, Inc. Class A	123,753	8,532,769
The Cheesecake Factory, Inc. (a)	85,660	4,554,542
Town Sports International Holdings, Inc. (b)	41,284	377,749
U.S. Foods Holding Corp. (b)	262,925	8,568,726
Vail Resorts, Inc.	78,002	23,248,496
Wendy's Co.	365,963	6,459,247
Wingstop, Inc.	55,195	3,695,305
Wyndham Destinations, Inc.	185,484	8,198,393
Wyndham Hotels & Resorts, Inc.	196,365	11,143,714
Wynn Resorts Ltd.	163,093	24,193,216
Yum! Brands, Inc.	624,046	54,223,357
Zoe's Kitchen, Inc. (a)(b)	52,844	723,963
		1,111,993,872
Household Durables - 0.5%
AV Homes, Inc. (a)(b)	17,632	378,206
Bassett Furniture Industries, Inc.	18,263	426,441
Beazer Homes U.S.A., Inc. (b)	65,476	838,748
Cavco Industries, Inc. (b)	16,004	3,927,382
Century Communities, Inc. (b)	43,258	1,265,297
Comstock Holding Companies, Inc. (a)(b)	1,496	4,189
CSS Industries, Inc.	16,118	223,718
D.R. Horton, Inc.	659,836	29,369,300
Dixie Group, Inc. (b)	11,105	18,879
Emerson Radio Corp. (b)	23,724	34,637
Ethan Allen Interiors, Inc.	53,577	1,192,088
Flexsteel Industries, Inc.	9,186	327,756
Garmin Ltd.	216,150	14,728,461
GoPro, Inc. Class A (a)(b)	213,647	1,369,477
Green Brick Partners, Inc. (b)	37,398	390,809
Hamilton Beach Brands Holding Co. Class A	20,505	474,691
Helen of Troy Ltd. (b)	53,200	6,328,140
Hooker Furniture Corp.	23,607	992,674
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	276,374
Installed Building Products, Inc. (b)	45,849	2,134,271
iRobot Corp. (a)(b)	54,125	6,143,188
KB Home	166,267	4,131,735
Koss Corp. (b)	2,669	9,715
La-Z-Boy, Inc.	91,907	3,055,908
Leggett & Platt, Inc. (a)	249,108	11,319,468
Lennar Corp.:
Class A	540,686	27,937,246
Class B	9,673	408,007
LGI Homes, Inc. (a)(b)	35,114	2,022,566
Libbey, Inc.	41,937	412,241
Lifetime Brands, Inc.	14,046	163,636
M.D.C. Holdings, Inc.	99,376	3,150,219
M/I Homes, Inc. (b)	59,108	1,531,488
Meritage Homes Corp. (b)	78,833	3,401,644
Mohawk Industries, Inc. (b)	121,467	23,271,863
New Home Co. LLC (b)	17,775	156,065
Newell Brands, Inc.	935,654	20,322,405
Nova LifeStyle, Inc. (a)(b)	26,136	46,522
NVR, Inc. (b)	6,477	17,283,551
PulteGroup, Inc. (a)	497,686	13,910,324
Roku, Inc. Class A (a)	86,359	5,137,497
Skyline Champion Corp.	15,881	459,120
Taylor Morrison Home Corp. (b)	213,917	4,162,825
Tempur Sealy International, Inc. (a)(b)	87,333	4,837,375
Toll Brothers, Inc.	278,640	10,095,127
TopBuild Corp. (b)	72,015	4,485,094
TRI Pointe Homes, Inc. (a)(b)	285,631	4,138,793
Tupperware Brands Corp.	98,214	3,193,919
Turtle Beach Corp. (a)(b)	12,175	278,929
Universal Electronics, Inc. (b)	28,445	1,228,824
Vuzix Corp. (a)(b)	35,528	230,932
Whirlpool Corp.	124,156	15,517,017
William Lyon Homes, Inc. (b)	53,155	1,040,243
Zagg, Inc. (b)	47,415	768,123
		258,953,147
Internet & Direct Marketing Retail - 3.7%
1-800-FLOWERS.com, Inc. Class A (b)	67,294	810,893
Amazon.com, Inc. (b)	779,436	1,568,778,632
Blue Apron Holdings, Inc. Class A (a)(b)	67,371	136,089
Duluth Holdings, Inc. (a)(b)	29,946	866,637
EVINE Live, Inc. (b)	71,405	91,398
Expedia, Inc.	234,656	30,622,608
FTD Companies, Inc. (b)	25,393	90,907
Gaia, Inc. Class A (b)	16,336	285,880
Groupon, Inc. (b)	761,063	3,249,739
Lands' End, Inc. (a)(b)	31,890	819,573
Liberty Expedia Holdings, Inc. (b)	113,147	5,221,734
Liberty Interactive Corp. QVC Group Series A (b)	866,824	18,021,271
Liberty TripAdvisor Holdings, Inc. (b)	137,066	2,172,496
Netflix, Inc. (b)	841,160	309,277,709
NutriSystem, Inc.	59,492	2,201,204
Overstock.com, Inc. (a)(b)	36,823	1,075,232
PetMed Express, Inc. (a)	38,488	1,412,125
Shutterfly, Inc. (a)(b)	63,827	4,958,081
The Booking Holdings, Inc. (b)	93,202	181,888,363
TripAdvisor, Inc. (a)(b)	205,604	11,166,353
U.S. Auto Parts Network, Inc. (b)	5,048	7,370
Wayfair LLC Class A (a)(b)	83,777	11,324,137
		2,154,478,431
Leisure Products - 0.1%
American Outdoor Brands Corp. (b)	96,497	1,353,853
Brunswick Corp.	170,585	11,330,256
Callaway Golf Co.	178,654	4,075,098
Clarus Corp.	39,765	411,568
Escalade, Inc.	7,022	93,393
Hasbro, Inc.	219,161	21,764,879
JAKKS Pacific, Inc. (a)(b)	36,433	92,904
Johnson Outdoors, Inc. Class A	11,590	1,173,835
Malibu Boats, Inc. Class A (b)	41,559	2,003,559
Marine Products Corp.	11,741	230,593
Mattel, Inc. (a)	665,394	10,267,029
MCBC Holdings, Inc. (b)	29,639	817,147
Nautilus, Inc. (b)	60,465	885,812
Polaris Industries, Inc.	112,876	12,241,402
Sturm, Ruger & Co., Inc. (a)	33,314	2,180,401
Summer Infant, Inc. (b)	32,605	62,602
Vista Outdoor, Inc. (b)	127,654	2,357,769
		71,342,100
Media - 2.3%
A.H. Belo Corp. Class A	22,177	97,579
Altice U.S.A., Inc. Class A	232,750	4,170,880
AMC Entertainment Holdings, Inc. Class A	98,115	1,869,091
AMC Networks, Inc. Class A (a)(b)	89,247	5,605,604
Ballantyne of Omaha, Inc. (b)	17,964	78,143
Cable One, Inc.	8,949	7,496,935
CBS Corp. Class B	680,172	36,062,719
Central European Media Enterprises Ltd. Class A (b)	124,885	474,563
Charter Communications, Inc. Class A (a)(b)	359,235	111,506,544
Cinedigm Corp. (b)	5,614	7,018
Cinemark Holdings, Inc.	208,843	7,794,021
Clear Channel Outdoor Holding, Inc. Class A	77,307	351,747
Comcast Corp. Class A	8,885,843	328,687,333
Daily Journal Corp. (a)(b)	644	153,562
Discovery Communications, Inc.:
Class A (a)(b)	319,936	8,903,819
Class C (non-vtg.) (b)	640,780	16,429,599
DISH Network Corp. Class A (b)	448,226	15,844,789
E.W. Scripps Co. Class A	104,171	1,528,189
Emmis Communications Corp. Class A (b)	1,993	10,124
Entercom Communications Corp. Class A	253,845	1,992,683
Entravision Communication Corp. Class A	112,796	592,179
Fluent, Inc. (a)(b)	74,077	177,785
Gannett Co., Inc.	225,017	2,313,175
GCI Liberty, Inc. (b)	199,273	9,780,319
Global Eagle Entertainment, Inc. (a)(b)	104,573	278,164
Gray Television, Inc. (b)	155,347	2,710,805
Harte-Hanks, Inc. (b)	4,548	39,067
Hemisphere Media Group, Inc. (b)	12,793	175,264
Insignia Systems, Inc. (b)	5,038	10,983
Interpublic Group of Companies, Inc.	744,848	17,392,201
John Wiley & Sons, Inc. Class A	90,167	5,820,280
Lee Enterprises, Inc. (b)	85,702	244,251
Liberty Broadband Corp.:
Class A (b)	36,926	2,991,006
Class C (b)	309,886	25,128,656
Liberty Global PLC:
Class A (b)	411,278	11,026,363
Class C (b)	1,169,608	30,281,151
Liberty Latin America Ltd. (b)	238,567	4,683,070
Liberty Latin America Ltd. Class A (a)(b)	77,452	1,526,579
Liberty Media Corp.:
Liberty Braves Class A (b)	14,273	380,804
Liberty Braves Class C (b)	76,194	2,024,475
Liberty Formula One Group Series C (b)	402,255	14,867,345
Liberty Media Class A (b)	46,551	1,628,354
Liberty SiriusXM Series A (b)	131,422	6,142,664
Liberty SiriusXM Series C (b)	365,783	17,206,432
Lions Gate Entertainment Corp.:
Class A (a)	145,390	3,419,573
Class B	201,823	4,530,926
Live Nation Entertainment, Inc. (b)	261,567	12,994,649
LiveXLive Media, Inc. (a)(b)	25,647	130,030
Loral Space & Communications Ltd. (b)	24,624	1,092,074
Marcus Corp.	38,691	1,570,855
Meredith Corp.	75,392	3,893,997
MSG Network, Inc. Class A (a)(b)	116,814	2,838,580
National CineMedia, Inc.	108,730	989,443
New Media Investment Group, Inc.	138,364	2,199,988
News Corp.:
Class A	825,180	10,785,103
Class B	150,998	2,053,573
Nexstar Broadcasting Group, Inc. Class A	90,705	7,437,810
Omnicom Group, Inc. (a)	439,557	30,470,091
Reading International, Inc. Class A (b)	19,772	318,329
RLJ Entertainment, Inc. (b)	5,726	35,788
Saga Communications, Inc. Class A	3,882	147,516
Salem Communications Corp. Class A	10,842	41,742
Scholastic Corp.	52,798	2,219,628
Sinclair Broadcast Group, Inc. Class A	143,587	4,156,844
Sirius XM Holdings, Inc. (a)	2,832,370	20,109,827
Social Reality, Inc. (a)(b)	7,116	30,883
Tegna, Inc.	404,044	4,703,072
The Madison Square Garden Co. (b)	32,008	9,664,496
The McClatchy Co. Class A (a)(b)	6,072	54,648
The New York Times Co. Class A (a)	260,178	6,062,147
The Walt Disney Co.	2,876,969	322,278,067
Townsquare Media, Inc.	1,285	11,475
Tribune Media Co. Class A	137,277	5,064,149
tronc, Inc. (b)	51,781	854,387
Twenty-First Century Fox, Inc.:
Class A	2,008,293	91,176,502
Class B	878,618	39,449,948
Urban One, Inc.:
Class A (a)(b)	7,797	17,933
Class D (non-vtg.) (b)	32,336	71,139
Viacom, Inc. Class B (non-vtg.)	702,717	20,575,554
World Wrestling Entertainment, Inc. Class A	75,130	6,567,113
		1,324,504,193
Multiline Retail - 0.4%
Big Lots, Inc. (a)	84,039	3,617,879
Dillard's, Inc. Class A (a)	40,152	3,155,144
Dollar General Corp.	490,831	52,877,224
Dollar Tree, Inc. (b)	457,955	36,869,957
Fred's, Inc. Class A (a)	52,965	90,570
JC Penney Corp., Inc. (a)(b)	587,373	1,039,650
Kohl's Corp.	323,306	25,576,738
Macy's, Inc.	591,490	21,618,960
Nordstrom, Inc.	230,007	14,455,940
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	96,514	8,406,369
Sears Holdings Corp. (a)(b)	98,150	131,521
Target Corp.	1,036,338	90,679,575
Tuesday Morning Corp. (a)(b)	61,992	189,076
		258,708,603
Specialty Retail - 2.3%
Aaron's, Inc. Class A	121,761	6,053,957
Abercrombie & Fitch Co. Class A	133,398	2,890,735
Advance Auto Parts, Inc.	143,307	23,506,647
America's Car Mart, Inc. (b)	12,295	1,026,018
American Eagle Outfitters, Inc.	317,713	8,247,829
Armstrong Flooring, Inc. (b)	44,365	776,831
Asbury Automotive Group, Inc. (b)	40,476	3,015,462
Ascena Retail Group, Inc. (a)(b)	349,700	1,601,626
At Home Group, Inc. (b)	49,373	1,698,925
AutoNation, Inc. (b)	112,063	5,082,057
AutoZone, Inc. (b)	51,329	39,363,184
Barnes & Noble Education, Inc. (b)	60,796	363,560
Barnes & Noble, Inc.	136,068	714,357
Bed Bath & Beyond, Inc.	260,771	4,678,232
Best Buy Co., Inc.	474,196	37,727,034
Big 5 Sporting Goods Corp. (a)	30,148	171,844
Boot Barn Holdings, Inc. (a)(b)	56,571	1,693,170
Build-A-Bear Workshop, Inc. (b)	20,831	191,645
Burlington Stores, Inc. (b)	129,732	21,818,328
Caleres, Inc.	81,369	3,293,817
Camping World Holdings, Inc. (a)	60,852	1,260,245
CarMax, Inc. (a)(b)	354,626	27,678,559
Cars.com, Inc. (a)(b)	141,815	3,816,242
Chico's FAS, Inc.	255,796	2,332,860
Christopher & Banks Corp. (a)(b)	57,707	56,553
Citi Trends, Inc.	26,292	813,474
Conn's, Inc. (a)(b)	50,034	2,051,394
Destination Maternity Corp. (b)	22,235	111,620
Destination XL Group, Inc. (a)(b)	51,406	141,367
Dick's Sporting Goods, Inc.	154,889	5,799,044
DSW, Inc. Class A	144,844	4,817,511
Express, Inc. (b)	161,303	1,809,820
Five Below, Inc. (b)	105,680	12,308,550
Floor & Decor Holdings, Inc. Class A (a)(b)	88,718	3,261,274
Foot Locker, Inc.	229,516	11,315,139
Francesca's Holdings Corp. (a)(b)	57,702	362,369
GameStop Corp. Class A (a)	189,516	2,514,877
Gap, Inc.	420,016	12,747,486
Genesco, Inc. (a)(b)	38,400	1,952,640
GNC Holdings, Inc. Class A (a)(b)	120,441	373,367
Group 1 Automotive, Inc.	38,654	2,979,837
Guess?, Inc.	114,124	2,796,038
Haverty Furniture Companies, Inc.	37,183	821,744
Hibbett Sports, Inc. (a)(b)	34,547	709,941
Home Depot, Inc.	2,232,585	448,236,090
Kirkland's, Inc. (a)(b)	21,240	193,072
L Brands, Inc.	477,405	12,617,814
Lithia Motors, Inc. Class A (sub. vtg.) (a)	46,519	4,019,242
Lowe's Companies, Inc.	1,590,615	172,979,381
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	860,380
MarineMax, Inc. (b)	36,815	828,338
Michaels Companies, Inc. (b)	219,067	3,721,948
Monro, Inc. (a)	70,777	5,021,628
Murphy U.S.A., Inc. (b)	58,955	4,892,086
New York & Co., Inc. (b)	45,085	205,137
O'Reilly Automotive, Inc. (b)	158,023	53,004,075
Office Depot, Inc.	1,052,572	3,526,116
Party City Holdco, Inc. (a)(b)	63,433	973,697
Penske Automotive Group, Inc.	71,056	3,739,677
Pier 1 Imports, Inc. (a)	163,568	300,965
Rent-A-Center, Inc. (b)	93,716	1,381,374
RH (a)(b)	36,149	5,747,691
Ross Stores, Inc.	729,785	69,898,807
Sally Beauty Holdings, Inc. (a)(b)	228,422	3,517,699
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	30,000
Shoe Carnival, Inc.	21,330	948,332
Signet Jewelers Ltd. (a)	114,755	7,367,271
Sleep Number Corp. (a)(b)	68,724	2,315,999
Sonic Automotive, Inc. Class A (sub. vtg.)	52,893	1,137,200
Sportsman's Warehouse Holdings, Inc. (a)(b)	85,108	485,967
Stage Stores, Inc. (a)	38,699	81,268
Stein Mart, Inc. (a)(b)	40,412	94,160
Tailored Brands, Inc. (a)	94,987	2,235,994
The Buckle, Inc. (a)	65,726	1,692,445
The Cato Corp. Class A (sub. vtg.)	58,832	1,261,946
The Children's Place Retail Stores, Inc.	32,586	4,586,480
The Container Store Group, Inc. (b)	29,760	336,288
Tiffany & Co., Inc.	196,681	24,122,925
Tile Shop Holdings, Inc.	56,926	435,484
Tilly's, Inc.	25,457	598,749
TJX Companies, Inc.	1,214,266	133,532,832
Tractor Supply Co.	236,298	20,860,387
Trans World Entertainment Corp. (b)	2,977	2,769
Ulta Beauty, Inc. (b)	110,358	28,693,080
Urban Outfitters, Inc. (b)	151,625	7,047,530
Vitamin Shoppe, Inc. (a)(b)	45,231	578,957
Williams-Sonoma, Inc. (a)	147,711	10,373,744
Winmark Corp.	3,398	506,982
Zumiez, Inc. (b)	31,066	967,706
		1,312,706,921
Textiles, Apparel & Luxury Goods - 0.8%
Carbon Black, Inc. (a)	27,353	692,851
Carter's, Inc.	90,259	9,561,136
Cherokee, Inc. (a)(b)	20,319	17,474
Columbia Sportswear Co.	57,607	5,224,955
Crocs, Inc. (a)(b)	126,644	2,616,465
Culp, Inc.	13,004	329,651
Deckers Outdoor Corp. (b)	58,429	7,118,989
Delta Apparel, Inc. (b)	4,312	79,988
Differential Brands Group, Inc. (a)(b)	30,760	148,263
Emerald Expositions Events, Inc.	58,843	919,128
Fossil Group, Inc. (a)(b)	83,664	1,896,663
G-III Apparel Group Ltd. (b)	82,934	3,771,838
Goosehead Insurance (a)	19,603	608,085
Hanesbrands, Inc. (a)	689,492	12,093,690
Iconix Brand Group, Inc. (a)(b)	101,691	35,592
J.Jill, Inc. (b)	24,557	148,324
Lakeland Industries, Inc. (b)	6,813	89,932
lululemon athletica, Inc. (b)	183,774	28,472,106
Michael Kors Holdings Ltd. (b)	289,686	21,036,997
Movado Group, Inc.	39,217	1,670,644
Newmark Group, Inc.	231,305	2,972,269
NIKE, Inc. Class B	2,488,009	204,514,340
Oxford Industries, Inc.	34,526	3,214,025
Perry Ellis International, Inc. (b)	21,985	605,247
PetIQ, Inc. Class A (a)(b)	18,886	739,576
PVH Corp.	149,344	21,380,087
Ralph Lauren Corp.	106,824	14,187,295
Rocky Brands, Inc.	10,510	316,877
Sequential Brands Group, Inc. (a)(b)	82,806	149,051
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	260,590	7,682,193
Steven Madden Ltd.	106,426	6,188,672
Stitch Fix, Inc. (a)(b)	32,567	1,321,569
Superior Group of Companies, Inc.	11,974	226,907
Switch, Inc. Class A (a)	92,904	1,073,970
Tapestry, Inc.	555,983	28,182,778
TPG RE Finance Trust, Inc.	110,110	2,273,772
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	376,747	7,704,476
Class C (non-vtg.) (a)(b)	338,744	6,425,974
Unifi, Inc. (b)	32,934	1,047,631
Vera Bradley, Inc. (b)	29,957	439,170
VF Corp.	636,388	58,630,426
Vince Holding Corp. (b)	4,485	94,589
Wolverine World Wide, Inc.	185,482	7,267,185
		473,170,850

TOTAL CONSUMER DISCRETIONARY		7,604,125,980

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (b)	17,915	5,430,932
Brown-Forman Corp.:
Class A	46,010	2,421,966
Class B (non-vtg.)	576,947	30,128,172
Castle Brands, Inc. (a)(b)	173,742	199,803
Celsius Holdings, Inc. (a)(b)	5,581	25,505
Coca-Cola Bottling Co. Consolidated	9,702	1,645,071
Constellation Brands, Inc. Class A (sub. vtg.)	325,717	67,814,279
Craft Brew Alliance, Inc. (b)	14,306	271,099
Keurig Dr. Pepper, Inc.	339,925	7,750,290
MGP Ingredients, Inc. (a)	24,369	1,879,094
Molson Coors Brewing Co. Class B	355,276	23,711,120
Monster Beverage Corp. (b)	805,932	49,073,199
National Beverage Corp. (a)	22,740	2,679,682
New Age Beverages Corp. (a)(b)	33,316	49,308
PepsiCo, Inc.	2,744,785	307,443,368
Primo Water Corp. (b)	73,505	1,470,100
REED'S, Inc. (a)(b)	1,830	6,039
The Coca-Cola Co.	7,408,942	330,216,545
		832,215,572
Food & Staples Retailing - 1.3%
Andersons, Inc.	52,768	2,155,573
Casey's General Stores, Inc.	72,316	8,256,318
Chefs' Warehouse Holdings (a)(b)	42,131	1,238,651
Costco Wholesale Corp.	847,150	197,496,080
Ingles Markets, Inc. Class A	27,092	973,957
Kroger Co.	1,568,624	49,411,656
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	234,512
Performance Food Group Co. (b)	173,233	5,734,012
PriceSmart, Inc.	44,258	3,843,807
Rite Aid Corp. (a)(b)	2,073,503	2,840,699
Smart & Final Stores, Inc. (b)	46,551	325,857
SpartanNash Co.	73,184	1,562,478
Sprouts Farmers Market LLC (b)	232,354	6,150,410
SUPERVALU, Inc. (b)	84,298	2,721,982
Sysco Corp.	925,873	69,273,818
United Natural Foods, Inc. (b)	95,946	3,407,042
Village Super Market, Inc. Class A	10,106	294,893
Walgreens Boots Alliance, Inc.	1,654,497	113,432,314
Walmart, Inc.	2,801,224	268,525,333
Weis Markets, Inc. (a)	34,945	1,628,088
Welbilt, Inc. (b)	274,877	6,083,028
		745,590,508
Food Products - 1.1%
Alico, Inc.	4,002	129,265
Archer Daniels Midland Co.	1,082,838	54,575,035
B&G Foods, Inc. Class A (a)	128,366	4,101,294
Bunge Ltd.	273,076	17,744,478
Cal-Maine Foods, Inc.	58,088	2,872,452
Calavo Growers, Inc. (a)	30,246	3,201,539
Campbell Soup Co. (a)	367,725	14,506,751
Coffee Holding Co., Inc. (b)	3,401	17,379
ConAgra Foods, Inc.	753,077	27,675,580
Darling International, Inc. (b)	320,453	6,338,560
Dean Foods Co. (a)	162,447	1,237,846
Farmer Brothers Co. (a)(b)	27,261	790,569
Flowers Foods, Inc.	375,117	7,558,608
Fresh Del Monte Produce, Inc.	75,165	2,814,178
Freshpet, Inc. (a)(b)	50,186	1,864,410
General Mills, Inc.	1,142,077	52,546,963
Hormel Foods Corp. (a)	525,328	20,566,591
Hostess Brands, Inc. Class A (a)(b)	143,616	1,688,924
Ingredion, Inc.	139,347	14,083,801
J&J Snack Foods Corp.	28,653	4,169,012
John B. Sanfilippo & Son, Inc.	17,222	1,258,412
Kellogg Co.	482,493	34,638,172
Lamb Weston Holdings, Inc.	279,395	18,887,102
Lancaster Colony Corp.	37,363	5,838,716
Landec Corp. (b)	37,230	500,744
Lifeway Foods, Inc. (b)	1,962	7,063
Limoneira Co.	27,146	837,454
McCormick & Co., Inc. (non-vtg.) (a)	238,025	29,724,562
Mondelez International, Inc.	2,848,224	121,676,129
nLIGHT, Inc. (b)	16,268	501,217
Pilgrim's Pride Corp. (a)(b)	106,035	1,960,587
Pinnacle Foods, Inc.	228,760	15,194,239
Post Holdings, Inc. (a)(b)	132,122	12,850,186
Sanderson Farms, Inc. (a)	41,809	4,421,720
Seaboard Corp.	559	2,059,792
Seneca Foods Corp. Class A (b)	10,446	337,406
The Hain Celestial Group, Inc. (b)	195,834	5,593,019
The Hershey Co.	267,220	26,860,954
The J.M. Smucker Co. (a)	217,711	22,506,963
The Kraft Heinz Co.	1,157,959	67,474,271
The Simply Good Foods Co. (a)(b)	130,919	2,356,542
Tootsie Roll Industries, Inc. (a)	48,416	1,394,381
TreeHouse Foods, Inc. (a)(b)	111,858	5,827,802
Tyson Foods, Inc. Class A	573,631	36,029,763
		657,220,431
Household Products - 1.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	103,595	3,763,606
Church & Dwight Co., Inc.	469,221	26,548,524
Clorox Co.	250,024	36,248,480
Colgate-Palmolive Co.	1,690,893	112,292,204
Energizer Holdings, Inc.	112,990	7,185,034
Funko, Inc. (a)(b)	28,105	714,429
Kimberly-Clark Corp.	676,991	78,219,540
Oil-Dri Corp. of America	2,105	85,568
Orchids Paper Products Co. (a)(b)	12,438	45,647
Procter & Gamble Co.	4,860,945	403,215,388
Spectrum Brands Holdings, Inc. (a)	90,795	7,885,546
WD-40 Co. (a)	27,338	4,851,128
		681,055,094
Personal Products - 0.2%
Avon Products, Inc. (a)(b)	847,443	1,694,886
Coty, Inc. Class A	914,076	11,297,979
Cyanotech Corp. (b)	2,300	8,280
Edgewell Personal Care Co. (a)(b)	107,191	6,053,076
elf Beauty, Inc. (a)(b)	38,054	528,570
Estee Lauder Companies, Inc. Class A	432,535	60,606,804
Herbalife Nutrition Ltd. (b)	221,367	12,527,159
Inter Parfums, Inc.	36,672	2,394,682
LifeVantage Corp. (b)	19,206	241,227
Mannatech, Inc.	599	11,291
MediFast, Inc.	21,194	4,848,128
Natural Health Trends Corp. (a)	11,452	303,134
Nature's Sunshine Products, Inc. (b)	6,985	62,865
Nu Skin Enterprises, Inc. Class A	109,672	8,729,891
Revlon, Inc. (a)(b)	25,388	552,189
USANA Health Sciences, Inc. (b)	25,519	3,367,232
Veru, Inc. (b)	11,731	23,345
		113,250,738
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	193,301	523,846
Alliance One International, Inc. (a)(b)	16,429	290,793
Altria Group, Inc.	3,658,356	214,086,993
Philip Morris International, Inc. (a)	3,008,825	234,357,379
Turning Point Brands, Inc.	13,210	444,649
Universal Corp.	48,780	2,917,044
Vector Group Ltd. (a)	224,341	3,484,016
		456,104,720

TOTAL CONSUMER STAPLES		3,485,437,063

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
ACM Research, Inc. (a)(b)	10,379	146,448
Archrock, Inc.	242,413	3,066,524
Aspen Aerogels, Inc. (b)	9,858	47,713
Baker Hughes, a GE Co. Class A (a)	801,830	26,436,335
Basic Energy Services, Inc. (b)	42,877	379,890
Bristow Group, Inc. (a)(b)	59,922	656,745
C&J Energy Services, Inc. (b)	129,736	2,717,969
Carbo Ceramics, Inc. (a)(b)	36,697	317,429
Core Laboratories NV (a)	87,182	9,986,698
Dawson Geophysical Co.	23,761	147,318
Diamond Offshore Drilling, Inc. (a)(b)	137,256	2,391,000
Dril-Quip, Inc. (a)(b)	70,873	3,731,463
ENGlobal Corp. (b)	5,637	5,862
Ensco PLC Class A (a)	839,272	5,740,620
Enservco Corp. (b)	20,536	13,556
Era Group, Inc. (b)	33,138	395,668
Exterran Corp. (b)	64,985	1,779,939
Forum Energy Technologies, Inc. (b)	145,804	1,742,358
Frank's International NV (a)	132,102	1,166,461
FTS International, Inc. (b)	53,091	585,594
Geospace Technologies Corp. (b)	25,924	366,306
Gulf Island Fabrication, Inc.	22,854	215,970
GulfMark Offshore, Inc. (b)	3,372	123,078
Halliburton Co.	1,685,224	67,223,585
Helix Energy Solutions Group, Inc. (b)	271,820	2,544,235
Helmerich & Payne, Inc.	210,015	13,770,684
Hornbeck Offshore Services, Inc. (b)	51,518	227,194
Independence Contract Drilling, Inc. (b)	45,769	200,011
ION Geophysical Corp. (a)(b)	19,328	346,938
Key Energy Services, Inc. (b)	13,975	186,706
Liberty Oilfield Services, Inc. Class A (a)	24,986	490,725
Mammoth Energy Services, Inc.	21,777	598,432
Matrix Service Co. (b)	47,813	999,292
McDermott International, Inc. (a)(b)	349,179	6,753,122
Mitcham Industries, Inc. (b)	23,287	93,148
Nabors Industries Ltd.	664,054	4,097,213
National Oilwell Varco, Inc.	740,374	34,849,404
Natural Gas Services Group, Inc. (b)	21,602	477,404
NCS Multistage Holdings, Inc. (a)(b)	41,493	675,091
Newpark Resources, Inc. (b)	184,008	1,932,084
Noble Corp. (a)(b)	468,541	2,858,100
Oceaneering International, Inc. (a)	195,230	5,519,152
Oil States International, Inc. (b)	113,918	3,856,124
Parker Drilling Co. (a)(b)	12,021	47,363
Patterson-UTI Energy, Inc.	419,954	7,193,812
PHI, Inc. (non-vtg.) (b)	18,377	149,773
Pioneer Energy Services Corp. (b)	156,417	500,534
Profire Energy, Inc. (a)(b)	41,596	118,549
Quintana Energy Services, Inc. (b)	2,698	21,125
Ranger Energy Services, Inc. Class A	4,519	37,734
RigNet, Inc. (b)	17,672	288,054
Rowan Companies PLC (b)	235,223	3,302,531
RPC, Inc. (a)	112,587	1,540,190
Schlumberger Ltd.	2,683,559	169,493,586
SEACOR Holdings, Inc. (b)	35,706	1,837,074
SEACOR Marine Holdings, Inc. (a)(b)	30,560	625,869
Smart Sand, Inc. (a)(b)	41,295	205,649
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	42,266	727,821
Superior Energy Services, Inc. (b)	304,963	2,744,667
Synthesis Energy Systems, Inc. (a)(b)	17,261	43,153
TechnipFMC PLC	836,314	25,616,298
TETRA Technologies, Inc. (b)	232,409	1,066,757
Tidewater, Inc. (a)(b)	49,250	1,576,000
Transocean Ltd. (United States) (a)(b)	847,118	10,258,599
U.S. Silica Holdings, Inc. (a)	151,843	3,217,553
Unit Corp. (b)	111,239	2,924,473
Weatherford International PLC (a)(b)	1,940,346	4,695,637
		448,092,389
Oil, Gas & Consumable Fuels - 4.8%
Abraxas Petroleum Corp. (b)	314,017	706,538
Adams Resources & Energy, Inc.	2,090	95,931
Aemetis, Inc. (b)	10,055	12,468
Alta Mesa Resources, Inc. Class A (a)(b)	252,424	1,196,490
Amyris, Inc. (b)	57,217	513,236
Anadarko Petroleum Corp.	994,044	64,016,434
Andeavor	268,435	41,014,184
Antero Resources Corp. (a)(b)	422,093	7,812,941
Apache Corp. (a)	746,316	32,711,030
Approach Resources, Inc. (a)(b)	78,465	169,484
Arch Coal, Inc.	42,349	3,755,086
Barnwell Industries, Inc. (b)	2,847	5,552
Bonanza Creek Energy, Inc. (b)	37,069	1,149,139
Cabot Oil & Gas Corp.	871,957	20,778,735
California Resources Corp. (a)(b)	88,597	3,680,319
Callon Petroleum Co. (a)(b)	420,739	4,754,351
Carrizo Oil & Gas, Inc. (b)	172,025	4,166,446
Centennial Resource Development, Inc. Class A (a)(b)	344,528	6,639,055
Cheniere Energy, Inc. (b)	401,045	26,841,942
Chesapeake Energy Corp. (a)(b)	1,742,599	7,719,714
Chevron Corp.	3,702,458	438,593,175
Cimarex Energy Co.	183,774	15,525,228
Clean Energy Fuels Corp. (b)	297,103	817,033
Cloud Peak Energy, Inc. (b)	152,269	359,355
CNX Resources Corp. (b)	384,888	6,135,115
Comstock Resources, Inc. (b)	24,083	233,123
Concho Resources, Inc. (b)	367,017	50,336,382
ConocoPhillips Co.	2,262,000	166,098,660
CONSOL Energy, Inc. (b)	46,254	1,984,297
Contango Oil & Gas Co. (b)	51,306	350,420
Continental Resources, Inc. (a)(b)	166,423	10,975,597
CVR Energy, Inc.	55,713	2,119,880
Delek U.S. Holdings, Inc.	145,396	7,924,082
Denbury Resources, Inc. (a)(b)	776,911	4,327,394
Devon Energy Corp.	1,010,875	43,396,864
Diamondback Energy, Inc. (a)	190,782	23,099,885
Dorian Lpg Ltd. (b)	58,912	448,909
Earthstone Energy, Inc. (b)	37,545	314,627
Eclipse Resources Corp. (a)(b)	169,538	242,439
Energen Corp. (b)	189,530	14,698,052
Energy XXI Gulf Coast, Inc. (b)	77,532	701,665
EOG Resources, Inc.	1,119,898	132,405,541
EP Energy Corp. (a)(b)	91,298	159,772
EQT Corp.	487,292	24,861,638
Evolution Petroleum Corp.	53,534	538,017
Extraction Oil & Gas, Inc. (a)(b)	258,177	2,981,944
Exxon Mobil Corp.	8,197,875	657,223,639
Gastar Exploration, Inc. (a)(b)	285,601	22,591
Gevo, Inc. (b)	391	1,505
Goodrich Petroleum Corp. (b)	2,143	29,981
Green Plains, Inc.	92,023	1,633,408
Gulfport Energy Corp. (b)	315,474	3,709,974
Halcon Resources Corp. (a)(b)	292,167	1,338,125
Hallador Energy Co.	29,822	182,212
Hess Corp.	507,504	34,175,319
Highpoint Resources, Inc. (b)	185,582	1,022,557
HollyFrontier Corp.	340,082	25,342,911
Houston American Energy Corp. (a)(b)	36,485	8,209
International Seaways, Inc. (b)	72,136	1,480,231
Isramco, Inc. (b)	123	14,354
Jagged Peak Energy, Inc. (a)(b)	69,960	924,172
Jones Energy, Inc. (a)(b)	91,542	30,209
Kinder Morgan, Inc.	3,693,070	65,367,339
Kosmos Energy Ltd. (b)	461,148	4,168,778
Laredo Petroleum, Inc. (a)(b)	240,236	1,991,556
Lilis Energy, Inc. (b)	59,171	314,790
Lonestar Resources U.S., Inc. (b)	34,550	314,060
Marathon Oil Corp.	1,650,620	35,504,836
Marathon Petroleum Corp. (a)	894,111	73,576,394
Matador Resources Co. (b)	204,200	6,685,508
Midstates Petroleum Co., Inc. (b)	45,703	531,526
Murphy Oil Corp.	318,754	9,827,186
NACCO Industries, Inc. Class A	7,854	276,068
Newfield Exploration Co. (b)	385,018	10,503,291
Nextdecade Corp. (b)	29,373	199,443
Nine Energy Service, Inc. (b)	17,673	529,837
Noble Energy, Inc.	938,001	27,877,390
Northern Oil & Gas, Inc. (a)(b)	401,909	1,386,586
Oasis Petroleum, Inc. (b)	513,906	6,917,175
Occidental Petroleum Corp.	1,480,195	118,223,175
ONEOK, Inc.	793,898	52,325,817
Overseas Shipholding Group, Inc. (b)	80,103	274,753
Pacific Ethanol, Inc. (b)	51,285	94,877
Panhandle Royalty Co. Class A	32,305	602,488
Par Pacific Holdings, Inc. (b)	53,028	1,076,999
Parsley Energy, Inc. Class A (b)	491,333	13,644,317
PBF Energy, Inc. Class A	226,592	11,764,657
PDC Energy, Inc. (b)	129,015	6,797,800
Peabody Energy Corp.	196,719	8,126,462
Penn Virginia Corp. (b)	26,001	2,312,529
Phillips 66 Co.	811,254	96,141,712
Pioneer Natural Resources Co.	330,465	57,732,236
QEP Resources, Inc. (b)	446,077	4,447,388
Ramaco Resources, Inc. (b)	3,779	30,043
Range Resources Corp. (a)	439,535	7,217,165
Renewable Energy Group, Inc. (a)(b)	62,786	1,692,083
Resolute Energy Corp. (a)(b)	38,744	1,277,002
Rex American Resources Corp. (b)	10,566	851,408
Ring Energy, Inc. (b)	109,353	1,290,365
Sanchez Energy Corp. (a)(b)	123,254	324,158
SandRidge Energy, Inc. (b)	72,603	1,151,484
SemGroup Corp. Class A	145,251	3,515,074
SilverBow Resources, Inc. (b)	10,559	325,851
SM Energy Co.	199,361	5,998,772
Southwestern Energy Co. (a)(b)	981,701	5,517,160
SRC Energy, Inc. (a)(b)	511,242	4,759,663
Talos Energy, Inc. (a)(b)	44,486	1,535,657
Targa Resources Corp.	423,778	23,337,454
Tellurian, Inc. (a)(b)	177,746	1,718,804
Tengasco, Inc. (b)	1,261	1,374
The Williams Companies, Inc.	2,295,420	67,921,478
Torchlight Energy Resources, Inc. (a)(b)	92,571	108,308
TransAtlantic Petroleum Ltd. (b)	18,382	31,801
U.S. Energy Corp. (b)	2,263	2,111
Ultra Petroleum Corp. (a)(b)	342,191	448,270
Uranium Energy Corp. (a)(b)	246,510	421,532
VAALCO Energy, Inc. (b)	93,861	227,144
Valero Energy Corp.	832,451	98,129,324
Vertex Energy, Inc. (b)	17,824	22,815
W&T Offshore, Inc. (b)	182,009	1,232,201
Westwater Resources, Inc. (b)	2,190	482
Whiting Petroleum Corp. (b)	173,178	8,816,492
WildHorse Resource Development Corp. (a)(b)	44,975	977,757
World Fuel Services Corp.	131,814	3,694,746
WPX Energy, Inc. (b)	763,651	14,562,825
Zion Oil & Gas, Inc. (a)(b)	91,553	169,373
		2,781,354,715

TOTAL ENERGY		3,229,447,104

FINANCIALS - 14.2%
Banks - 6.3%
1st Source Corp.	36,318	2,033,445
Access National Corp.	21,459	582,397
ACNB Corp.	3,789	135,646
Allegiance Bancshares, Inc. (b)	20,938	932,788
American National Bankshares, Inc.	2,748	113,080
Ameris Bancorp	90,826	4,509,511
Ames National Corp.	2,652	80,223
Arrow Financial Corp.	18,251	718,177
Associated Banc-Corp.	344,650	9,391,713
Atlantic Capital Bancshares, Inc. (b)	43,769	798,784
Banc of California, Inc.	80,001	1,612,020
BancFirst Corp.	35,422	2,259,924
Bancorp, Inc., Delaware (b)	97,581	978,737
BancorpSouth Bank	160,679	5,591,629
Bank of America Corp.	18,232,836	563,941,617
Bank of Commerce Holdings	29,023	374,397
Bank of Hawaii Corp.	99,587	8,278,667
Bank of Marin Bancorp	9,794	863,341
Bank of the Ozarks, Inc.	240,055	9,712,625
BankUnited, Inc.	207,169	8,036,086
Banner Corp.	61,987	3,987,624
Bar Harbor Bankshares	27,763	817,620
BB&T Corp.	1,511,868	78,103,101
BCB Bancorp, Inc.	17,750	263,588
Berkshire Hills Bancorp, Inc.	73,022	3,085,180
Blue Hills Bancorp, Inc.	49,471	1,137,833
BOK Financial Corp. (a)	55,786	5,720,854
Boston Private Financial Holdings, Inc.	170,375	2,461,919
Bridge Bancorp, Inc.	53,457	1,870,995
Brookline Bancorp, Inc., Delaware	166,351	3,019,271
Bryn Mawr Bank Corp.	36,473	1,779,882
Byline Bancorp, Inc. (b)	33,722	769,873
C & F Financial Corp.	2,353	146,592
Cadence Bancorp Class A	130,194	3,677,981
Cambridge Bancorp	6,912	618,831
Camden National Corp.	25,093	1,147,754
Capital City Bank Group, Inc.	8,375	205,355
Carolina Financial Corp.	39,610	1,629,952
Cathay General Bancorp	153,714	6,502,102
CB Financial Services, Inc.	603	19,356
CBTX, Inc.	7,433	271,825
Centerstate Banks of Florida, Inc.	112,474	3,443,954
Central Pacific Financial Corp.	60,455	1,712,690
Central Valley Community Bancorp	4,570	98,758
Century Bancorp, Inc. Class A (non-vtg.)	1,470	104,738
Chemical Financial Corp.	146,142	8,347,631
CIT Group, Inc.	226,547	12,287,909
Citigroup, Inc.	4,939,098	351,861,342
Citizens & Northern Corp.	8,777	245,844
Citizens Financial Group, Inc.	931,050	38,322,018
City Holding Co.	28,334	2,297,321
Civista Bancshares, Inc. (a)	10,636	253,988
CNB Financial Corp., Pennsylvania	22,243	685,752
CoBiz, Inc.	67,032	1,545,088
Columbia Banking Systems, Inc.	148,473	6,272,984
Comerica, Inc.	326,819	31,858,316
Commerce Bancshares, Inc.	203,445	14,456,802
Community Bank System, Inc.	104,083	6,883,009
Community Bankers Trust Corp. (b)	24,176	218,793
Community Financial Corp.	3,879	129,171
Community Trust Bancorp, Inc.	33,336	1,646,798
ConnectOne Bancorp, Inc.	58,487	1,441,705
Cullen/Frost Bankers, Inc.	121,517	13,475,020
Customers Bancorp, Inc. (b)	55,994	1,383,052
CVB Financial Corp.	206,313	4,961,828
Eagle Bancorp, Inc. (b)	65,114	3,506,389
East West Bancorp, Inc.	276,842	17,549,014
Enterprise Bancorp, Inc.	15,551	559,369
Enterprise Financial Services Corp.	42,931	2,417,015
Equity Bancshares, Inc. (b)	26,482	1,074,904
Evans Bancorp, Inc.	6,302	299,660
Farmers & Merchants Bancorp, Inc.	18,588	845,568
Farmers National Banc Corp.	66,489	1,053,851
FCB Financial Holdings, Inc. Class A (b)	85,791	4,443,974
Fidelity Southern Corp.	39,911	969,837
Fifth Third Bancorp	1,317,810	38,783,148
Financial Institutions, Inc.	23,952	773,650
First Bancorp, North Carolina	56,302	2,348,919
First Bancorp, Puerto Rico (b)	339,786	2,973,128
First Bancshares, Inc.	18,277	750,271
First Bank Hamilton New Jersey	19,927	284,956
First Busey Corp.	89,914	2,881,744
First Business Finance Services, Inc.	4,840	107,254
First Choice Bancorp (a)	11,848	321,673
First Citizen Bancshares, Inc.	17,547	8,335,000
First Commonwealth Financial Corp.	293,672	4,919,006
First Community Bancshares, Inc.	16,138	541,753
First Community Corp.	3,993	100,424
First Connecticut Bancorp, Inc.	24,108	764,224
First Financial Bancorp, Ohio	203,721	6,396,839
First Financial Bankshares, Inc. (a)	141,084	8,521,474
First Financial Corp., Indiana	19,844	1,020,974
First Financial Northwest, Inc.	4,251	74,222
First Foundation, Inc. (b)	55,932	904,980
First Hawaiian, Inc.	172,644	5,004,950
First Horizon National Corp.	627,383	11,556,395
First Internet Bancorp	13,171	414,228
First Interstate Bancsystem, Inc.	47,490	2,205,911
First Merchants Corp.	86,573	4,165,893
First Mid-Illinois Bancshares, Inc.	15,730	646,346
First Midwest Bancorp, Inc., Delaware	205,561	5,587,148
First Northwest Bancorp (b)	5,375	89,978
First of Long Island Corp.	41,744	910,019
First Republic Bank	311,307	31,625,678
First United Corp.	8,652	174,338
Flushing Financial Corp.	54,005	1,399,810
FNB Corp., Pennsylvania	709,792	9,546,702
Franklin Financial Network, Inc. (b)	20,997	811,534
Fulton Financial Corp.	371,843	6,767,543
German American Bancorp, Inc.	39,052	1,467,965
Glacier Bancorp, Inc.	160,846	7,347,445
Great Southern Bancorp, Inc.	24,910	1,477,163
Great Western Bancorp, Inc.	113,857	4,957,334
Green Bancorp, Inc.	56,100	1,346,400
Guaranty Bancorp	49,165	1,536,406
Guaranty Bancshares, Inc. Texas	2,629	82,682
Hancock Whitney Corp.	162,816	8,393,165
Hanmi Financial Corp.	61,810	1,613,241
HarborOne Bancorp, Inc. (b)	47,994	945,962
Heartland Financial U.S.A., Inc.	59,340	3,607,872
Heritage Commerce Corp.	73,335	1,161,626
Heritage Financial Corp., Washington	64,195	2,330,279
Hilltop Holdings, Inc.	152,809	3,170,787
Home Bancshares, Inc.	351,965	8,239,501
HomeTrust Bancshares, Inc. (b)	28,372	817,114
Hope Bancorp, Inc.	265,233	4,644,230
Horizon Bancorp, Inc. Indiana	110,052	2,248,362
Howard Bancorp, Inc. (b)	9,598	167,485
Huntington Bancshares, Inc.	2,130,346	34,532,909
IBERIABANK Corp.	109,468	9,485,402
Independent Bank Corp.	42,453	1,059,202
Independent Bank Corp., Massachusetts	57,790	5,264,669
Independent Bank Group, Inc.	38,579	2,671,596
International Bancshares Corp.	113,872	5,334,903
Investar Holding Corp.	8,384	230,141
Investors Bancorp, Inc.	516,646	6,613,069
JPMorgan Chase & Co.	6,584,233	754,421,417
KeyCorp	2,062,964	43,466,651
Lakeland Bancorp, Inc.	83,017	1,602,228
Lakeland Financial Corp.	50,591	2,492,619
LegacyTexas Financial Group, Inc.	83,607	3,868,496
Live Oak Bancshares, Inc. (a)	47,360	1,432,640
Luther Burbank Corp.	30,837	351,542
M&T Bank Corp.	281,584	49,882,606
Macatawa Bank Corp.	24,767	308,844
Mackinac Financial Corp.	1,739	28,433
MB Financial, Inc.	163,929	7,943,999
MBT Financial Corp.	19,637	215,025
Mercantile Bank Corp.	25,655	908,444
Merchants Bancorp/IN	14,909	389,274
Metropolitan Bank Holding Corp. (b)	4,468	184,260
Middlefield Banc Corp.	407	20,187
Midland States Bancorp, Inc.	35,184	1,211,385
Midsouth Bancorp, Inc.	23,289	357,486
MidWestOne Financial Group, Inc.	15,589	522,855
MutualFirst Financial, Inc.	20,181	766,878
National Bank Holdings Corp.	64,357	2,583,934
National Bankshares, Inc.	6,356	292,376
National Commerce Corp. (b)	28,066	1,234,904
NBT Bancorp, Inc.	92,219	3,733,025
Nicolet Bankshares, Inc. (b)	10,757	595,508
Northeast Bancorp	10,393	226,567
Northrim Bancorp, Inc.	7,659	341,208
Norwood Financial Corp. (a)	7,600	298,224
OFG Bancorp (a)	84,264	1,365,077
Ohio Valley Banc Corp.	4,212	177,536
Old Line Bancshares, Inc.	18,401	629,314
Old National Bancorp, Indiana	272,863	5,539,119
Old Point Financial Corp.	1,881	50,035
Old Second Bancorp, Inc.	47,209	729,379
Opus Bank	31,202	884,577
Origin Bancorp, Inc.	11,465	464,562
Orrstown Financial Services, Inc.	6,508	169,533
Pacific Mercantile Bancorp (b)	10,321	104,242
Pacific Premier Bancorp, Inc. (b)	71,645	2,833,560
PacWest Bancorp	249,776	12,611,190
Park National Corp.	28,727	3,164,279
Parke Bancorp, Inc.	2,161	49,811
PCSB Financial Corp.	61,717	1,266,433
Peapack-Gladstone Financial Corp.	31,072	1,038,116
Penns Woods Bancorp, Inc.	3,854	174,509
People's Utah Bancorp	31,031	1,121,771
Peoples Bancorp of North Carolina	4,241	129,435
Peoples Bancorp, Inc.	36,511	1,309,284
Peoples Financial Services Corp.	12,111	556,864
Peoples United Financial, Inc. (a)	659,838	12,213,601
Pinnacle Financial Partners, Inc.	140,084	9,042,422
PNC Financial Services Group, Inc.	909,698	130,578,051
Popular, Inc.	204,979	10,318,643
Preferred Bank, Los Angeles	26,157	1,601,070
Premier Financial Bancorp, Inc.	6,971	135,935
Prosperity Bancshares, Inc.	133,535	9,993,759
QCR Holdings, Inc.	31,102	1,352,937
Regions Financial Corp.	2,158,623	42,006,804
Reliant Bancorp, Inc.	9,372	258,199
Renasant Corp.	91,081	4,252,572
Republic Bancorp, Inc., Kentucky Class A	18,205	884,945
Republic First Bancorp, Inc. (b)	116,122	905,752
S&T Bancorp, Inc.	72,150	3,366,519
Sandy Spring Bancorp, Inc.	64,813	2,527,707
Sb One Bancorp	5,379	149,536
Seacoast Banking Corp., Florida (b)	89,289	2,823,318
ServisFirst Bancshares, Inc.	88,788	3,826,763
Shore Bancshares, Inc.	8,325	156,427
Sierra Bancorp	11,641	345,388
Signature Bank	106,700	12,349,458
Simmons First National Corp. Class A	162,360	5,130,576
SmartFinancial, Inc. (b)	7,194	176,829
South State Corp.	78,685	6,487,578
Southern First Bancshares, Inc. (b)	5,767	239,907
Southern National Bancorp of Virginia, Inc.	38,866	682,098
Southside Bancshares, Inc.	58,795	2,093,102
State Bank Financial Corp.	77,921	2,538,666
Sterling Bancorp	417,699	9,544,422
Stock Yards Bancorp, Inc.	42,120	1,630,044
Summit Financial Group, Inc.	7,690	193,788
SunTrust Banks, Inc.	895,304	65,858,562
SVB Financial Group (b)	101,960	32,907,590
Synovus Financial Corp.	230,632	11,545,438
TCF Financial Corp.	339,227	8,599,404
Texas Capital Bancshares, Inc. (b)	94,840	8,431,276
The Bank of Princeton	8,000	263,200
The First Bancorp, Inc.	17,759	519,984
Tompkins Financial Corp.	24,657	2,166,611
TowneBank	136,261	4,442,109
Trico Bancshares	52,436	2,038,712
TriState Capital Holdings, Inc. (b)	45,938	1,366,656
Triumph Bancorp, Inc. (b)	42,149	1,789,225
Trustmark Corp.	144,879	5,140,307
Two River Bancorp	3,500	59,710
U.S. Bancorp	3,031,284	164,022,777
UMB Financial Corp.	85,559	6,437,459
Umpqua Holdings Corp.	414,883	8,878,496
Union Bankshares Corp.	104,822	4,360,595
Union Bankshares, Inc.	1,824	95,760
United Bankshares, Inc., West Virginia (a)	204,098	8,041,461
United Community Bank, Inc.	153,700	4,663,258
United Security Bancshares, California	5,985	66,434
Unity Bancorp, Inc.	5,913	144,277
Univest Corp. of Pennsylvania	62,745	1,788,233
Valley National Bancorp	559,166	6,737,950
Veritex Holdings, Inc. (b)	31,035	950,292
Washington Trust Bancorp, Inc.	28,271	1,696,260
Webster Financial Corp.	186,178	12,172,318
Wells Fargo & Co.	8,488,979	496,435,492
WesBanco, Inc.	113,831	5,617,560
West Bancorp., Inc.	59,222	1,430,211
Westamerica Bancorp. (a)	55,111	3,528,757
Western Alliance Bancorp. (b)	198,761	11,458,572
Wintrust Financial Corp.	115,693	10,244,615
Zions Bancorporation (a)	371,767	19,811,463
		3,662,860,890
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	105,675	15,438,061
Ameriprise Financial, Inc.	279,840	39,726,086
Arlington Asset Investment Corp. (a)	57,340	583,148
Artisan Partners Asset Management, Inc.	93,464	3,098,332
Ashford, Inc.	1,254	114,603
Associated Capital Group, Inc.	6,083	227,504
B. Riley Financial, Inc.	27,353	626,384
Bank of New York Mellon Corp.	1,955,270	101,967,331
BGC Partners, Inc. Class A	505,535	6,278,745
BlackRock, Inc. Class A	238,101	114,064,665
Blucora, Inc. (b)	88,148	3,190,958
Brighthouse Financial, Inc. (b)	228,459	9,483,333
Cboe Global Markets, Inc.	218,384	22,013,107
Charles Schwab Corp.	2,323,120	117,991,265
CME Group, Inc.	660,444	115,399,380
Cohen & Co., Inc. (a)	688	6,680
Cohen & Steers, Inc.	44,690	1,857,763
Cowen Group, Inc. Class A (a)(b)	62,267	946,458
Diamond Hill Investment Group, Inc.	6,333	1,181,674
E*TRADE Financial Corp. (b)	503,457	29,633,479
Eaton Vance Corp. (non-vtg.)	232,580	12,263,943
Evercore, Inc. Class A	78,707	8,354,748
FactSet Research Systems, Inc.	74,889	17,178,788
Federated Investors, Inc. Class B (non-vtg.)	183,966	4,260,653
Franklin Resources, Inc.	629,432	19,978,172
Gain Capital Holdings, Inc.	33,946	250,182
GAMCO Investors, Inc. Class A	6,919	178,856
Goldman Sachs Group, Inc.	679,048	161,484,405
Great Elm Capital Group, Inc. (b)	8,360	25,916
Greenhill & Co., Inc.	46,751	1,285,653
Hamilton Lane, Inc. Class A	41,047	2,002,273
Houlihan Lokey	64,542	3,035,410
Interactive Brokers Group, Inc.	140,548	8,736,464
IntercontinentalExchange, Inc.	1,120,668	85,428,522
INTL FCStone, Inc. (b)	29,684	1,655,180
Invesco Ltd.	799,281	19,262,672
Investment Technology Group, Inc.	64,820	1,418,262
Janus Henderson Group PLC	347,666	9,821,565
Ladenburg Thalmann Financial Services, Inc.	156,020	538,269
Lazard Ltd. Class A	257,133	12,378,383
Legg Mason, Inc.	170,788	5,328,586
LPL Financial	171,304	11,347,177
Manning & Napier, Inc. Class A	21,800	63,220
MarketAxess Holdings, Inc.	73,407	13,934,117
Moelis & Co. Class A	94,020	5,457,861
Moody's Corp.	324,244	57,721,917
Morgan Stanley	2,628,148	128,332,467
Morningstar, Inc.	38,287	5,449,006
MSCI, Inc.	171,311	30,880,521
Northern Trust Corp.	409,432	43,997,563
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,317	602,690
Piper Jaffray Companies	27,505	2,117,885
PJT Partners, Inc.	43,421	2,514,944
Pzena Investment Management, Inc.	7,036	63,887
Raymond James Financial, Inc.	249,930	23,253,487
S&P Global, Inc.	485,690	100,562,115
Safeguard Scientifics, Inc. (b)	29,758	306,507
SEI Investments Co.	261,551	16,498,637
Silvercrest Asset Management Group Class A	6,008	95,227
State Street Corp.	709,528	61,665,078
Stifel Financial Corp.	140,452	7,847,053
T. Rowe Price Group, Inc.	466,817	54,099,422
TD Ameritrade Holding Corp.	528,722	30,967,248
The NASDAQ OMX Group, Inc.	225,473	21,519,143
TheStreet.com, Inc. (b)	3,696	7,725
U.S. Global Investments, Inc. Class A	7,637	12,372
Virtu Financial, Inc. Class A	124,113	2,705,663
Virtus Investment Partners, Inc.	12,698	1,638,042
Waddell & Reed Financial, Inc. Class A (a)	156,809	3,139,316
Westwood Holdings Group, Inc.	13,598	782,293
WisdomTree Investments, Inc.	238,661	1,961,793
		1,588,240,234
Consumer Finance - 0.8%
Ally Financial, Inc.	819,334	22,023,698
American Express Co.	1,386,151	146,904,283
Asta Funding, Inc. (b)	4,468	16,532
Atlanticus Holdings Corp. (b)	35,598	100,386
Capital One Financial Corp.	939,357	93,080,885
Consumer Portfolio Services, Inc. (b)	11,930	46,050
Credit Acceptance Corp. (a)(b)	24,306	11,100,793
CURO Group Holdings Corp. (b)	18,059	557,301
Discover Financial Services	677,916	52,958,798
Elevate Credit, Inc. (b)	22,390	209,570
Encore Capital Group, Inc. (a)(b)	60,800	2,356,000
Enova International, Inc. (b)	64,170	2,130,444
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,107	1,166,688
First Cash Financial Services, Inc.	90,535	7,360,496
Green Dot Corp. Class A (b)	90,601	7,761,788
Imperial Holdings, Inc. warrants 4/11/19 (b)	1,880	0
LendingClub Corp. (a)(b)	748,051	2,700,464
Navient Corp.	516,185	7,040,763
Nelnet, Inc. Class A	39,295	2,265,357
Nicholas Financial, Inc. (b)	5,705	67,148
OneMain Holdings, Inc. (b)	149,135	5,473,255
PRA Group, Inc. (a)(b)	88,617	3,238,951
Regional Management Corp. (b)	15,900	529,947
Santander Consumer U.S.A. Holdings, Inc.	224,182	4,837,848
SLM Corp. (b)	852,196	9,987,737
Synchrony Financial	1,357,490	42,991,708
World Acceptance Corp. (b)	10,919	1,295,103
		428,201,993
Diversified Financial Services - 1.4%
Acushnet Holdings Corp.	81,949	2,216,720
Alteryx, Inc. (a)(b)	48,068	2,790,347
AXA Equitable Holdings, Inc. (a)	268,738	6,167,537
Berkshire Hathaway, Inc. Class B (b)	3,717,453	775,906,790
Cannae Holdings, Inc. (b)	143,529	2,790,204
Columbia Financial, Inc.	137,378	2,325,810
ConvergeOne Holdings, Inc.	64,014	585,088
Donnelley Financial Solutions, Inc. (b)	71,378	1,491,086
FB Financial Corp.	34,670	1,524,787
FGL Holdings Class A (a)(b)	329,409	2,869,152
Granite Point Mortgage Trust, Inc.	74,859	1,432,801
Jefferies Financial Group, Inc.	592,981	13,769,019
Marlin Business Services Corp.	14,103	403,346
On Deck Capital, Inc. (b)	74,269	610,491
Rafael Holdings, Inc. (b)	22,382	210,838
RBB Bancorp	9,470	271,316
Sachem Capital Corp.	200	848
Senseonics Holdings, Inc. (a)(b)	167,851	684,832
Victory Capital Holdings, Inc. (b)	5,281	52,176
Voya Financial, Inc.	317,767	15,910,594
		832,013,782
Insurance - 2.6%
AFLAC, Inc.	1,487,544	68,784,035
Alleghany Corp.	30,712	19,403,227
Allstate Corp.	674,538	67,838,287
AMBAC Financial Group, Inc. (b)	94,134	1,989,051
American Equity Investment Life Holding Co.	169,504	6,286,903
American Financial Group, Inc.	132,219	14,723,908
American International Group, Inc.	1,739,360	92,481,771
American National Insurance Co.	20,619	2,646,242
Amerisafe, Inc.	34,393	2,194,273
AmTrust Financial Services, Inc.	184,814	2,687,196
Aon PLC	475,274	69,180,883
Arch Capital Group Ltd. (b)	784,551	23,983,724
Argo Group International Holdings, Ltd.	67,203	4,280,831
Arthur J. Gallagher & Co.	353,316	25,488,216
Aspen Insurance Holdings Ltd.	121,428	4,996,762
Assurant, Inc.	101,576	10,444,044
Assured Guaranty Ltd.	219,846	8,956,526
Athene Holding Ltd. (b)	241,964	12,015,932
Atlas Financial Holdings, Inc. (b)	9,356	95,899
Axis Capital Holdings Ltd.	162,387	9,340,500
Brown & Brown, Inc.	445,039	13,564,789
Chubb Ltd.	901,422	121,908,311
Cincinnati Financial Corp.	296,401	22,725,065
Citizens, Inc. Class A (a)(b)	65,561	550,712
CNA Financial Corp.	74,168	3,330,143
CNO Financial Group, Inc.	338,474	7,314,423
Crawford & Co. Class B	31,537	275,003
Donegal Group, Inc. Class A	8,008	115,716
eHealth, Inc. (b)	29,798	869,804
EMC Insurance Group	9,582	246,066
Employers Holdings, Inc.	65,170	2,988,045
Enstar Group Ltd. (b)	22,560	4,816,560
Erie Indemnity Co. Class A	43,603	5,386,279
Everest Re Group Ltd.	78,647	17,539,854
FBL Financial Group, Inc. Class A	19,372	1,575,912
Fednat Holding Co.	19,431	511,035
First American Financial Corp.	219,174	12,462,234
FNF Group	535,809	21,485,941
Genworth Financial, Inc. Class A (b)	956,877	4,449,478
Global Indemnity Ltd.	13,709	540,546
Greenlight Capital Re, Ltd. (b)	60,650	779,353
Hallmark Financial Services, Inc. (b)	10,337	116,085
Hanover Insurance Group, Inc.	83,897	10,276,544
Hartford Financial Services Group, Inc.	689,332	34,721,653
HCI Group, Inc.	13,167	533,264
Health Insurance Innovations, Inc. (a)(b)	22,858	1,209,188
Heritage Insurance Holdings, Inc.	60,181	881,652
Horace Mann Educators Corp.	79,807	3,695,064
Independence Holding Co.	16,014	564,494
Investors Title Co.	1,743	338,142
James River Group Holdings Ltd.	60,694	2,485,419
Kemper Corp.	120,550	9,806,743
Kingstone Companies, Inc.	9,045	167,785
Kinsale Capital Group, Inc.	39,379	2,393,062
Lincoln National Corp.	425,807	27,924,423
Loews Corp.	504,188	25,365,698
Maiden Holdings Ltd.	125,108	475,410
Markel Corp. (b)	27,302	33,002,658
Marsh & McLennan Companies, Inc.	978,782	82,834,321
MBIA, Inc. (a)(b)	208,068	2,136,858
Mercury General Corp.	75,263	4,056,676
MetLife, Inc.	1,961,314	90,004,699
National General Holdings Corp.	122,077	3,333,923
National Western Life Group, Inc.	4,567	1,488,614
Navigators Group, Inc.	43,776	3,064,320
NI Holdings, Inc. (b)	13,749	232,083
Old Republic International Corp.	496,118	11,003,897
Primerica, Inc.	84,609	10,343,450
Principal Financial Group, Inc.	513,933	28,363,962
ProAssurance Corp.	109,792	5,308,443
Progressive Corp.	1,119,628	75,608,479
Protective Insurance Corp. Class B	12,738	299,343
Prudential Financial, Inc.	810,829	79,663,949
Reinsurance Group of America, Inc.	124,322	17,759,398
RenaissanceRe Holdings Ltd.	80,100	10,650,096
RLI Corp.	76,037	5,852,568
Safety Insurance Group, Inc.	29,545	2,857,002
Selective Insurance Group, Inc.	116,319	7,467,680
State Auto Financial Corp.	27,464	862,095
Stewart Information Services Corp.	44,220	1,980,172
The Travelers Companies, Inc.	520,356	68,478,850
Third Point Reinsurance Ltd. (b)	151,089	2,024,593
Tiptree, Inc.	33,155	215,508
Torchmark Corp.	199,059	17,501,267
Trupanion, Inc. (a)(b)	42,348	1,617,270
United Fire Group, Inc.	40,895	2,025,529
United Insurance Holdings Corp.	34,862	726,175
Universal Insurance Holdings, Inc.	62,678	2,795,439
Unum Group	430,125	15,863,010
W.R. Berkley Corp.	186,079	14,562,543
White Mountains Insurance Group Ltd.	5,823	5,403,453
Willis Group Holdings PLC	253,154	37,281,990
XL Group Ltd.	494,933	28,404,205
		1,487,282,623
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	51,250	963,500
AGNC Investment Corp.	902,240	17,160,605
American Capital Mortgage Investment Corp.	77,847	1,525,801
Annaly Capital Management, Inc.	2,223,022	23,608,494
Anworth Mortgage Asset Corp.	251,516	1,227,398
Apollo Commercial Real Estate Finance, Inc.	198,735	3,861,421
Arbor Realty Trust, Inc. (a)	149,308	1,830,516
Ares Commercial Real Estate Corp.	44,112	644,917
Armour Residential REIT, Inc.	78,889	1,855,469
Blackstone Mortgage Trust, Inc. (a)	218,615	7,446,027
Capstead Mortgage Corp.	189,470	1,591,548
Cherry Hill Mortgage Investment Corp.	12,023	223,628
Chimera Investment Corp.	389,423	7,254,950
Dynex Capital, Inc.	127,368	816,429
Ellington Residential Mortgage REIT	15,540	183,683
Exantas Capital Corp.	55,796	661,183
Great Ajax Corp.	20,136	274,655
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	96,779	2,086,555
Hunt Companies Finance Trust I (a)	6,106	21,921
Invesco Mortgage Capital, Inc.	207,984	3,375,580
KKR Real Estate Finance Trust, Inc.	61,897	1,312,216
Ladder Capital Corp. Class A	204,015	3,543,741
MFA Financial, Inc.	890,541	6,821,544
New Residential Investment Corp.	635,458	11,800,455
New York Mortgage Trust, Inc. (a)	227,021	1,452,934
Orchid Island Capital, Inc. (a)	113,192	898,744
Owens Realty Mortgage, Inc. (a)	54,252	895,158
PennyMac Mortgage Investment Trust	137,871	2,754,663
Redwood Trust, Inc.	147,922	2,511,716
Starwood Property Trust, Inc.	508,786	11,208,556
Two Harbors Investment Corp.	468,829	7,323,109
Western Asset Mortgage Capital Corp.	88,849	988,889
ZAIS Financial Corp.	18,554	318,201
		128,444,206
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12,871	1,215,666
Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	19,300	307,835
Beneficial Bancorp, Inc.	178,014	3,133,046
BofI Holding, Inc. (a)(b)	104,951	3,908,375
BSB Bancorp, Inc. (b)	6,958	231,701
Capitol Federal Financial, Inc.	317,152	4,189,578
Charter Financial Corp.	26,857	669,008
Coastway Bancorp, Inc. (b)	4,955	137,501
Dime Community Bancshares, Inc.	65,979	1,197,519
Entegra Financial Corp. (b)	3,030	83,325
ESSA Bancorp, Inc.	4,298	69,112
Essent Group Ltd. (b)	166,676	7,227,071
Farmer Mac Class C (non-vtg.)	19,331	1,489,840
First Defiance Financial Corp.	36,462	1,166,419
Flagstar Bancorp, Inc. (b)	55,871	1,846,537
FS Bancorp, Inc.	3,111	181,465
Hingham Institution for Savings	2,103	456,372
Home Bancorp, Inc.	8,218	375,974
HomeStreet, Inc. (b)	54,010	1,590,595
Impac Mortgage Holdings, Inc. (a)(b)	22,924	171,472
Kearny Financial Corp.	223,951	3,068,129
Lendingtree, Inc. (a)(b)	15,340	3,886,389
Malvern Bancorp, Inc. (a)(b)	6,089	149,789
Meridian Bancorp, Inc. Maryland	112,706	2,017,437
Meta Financial Group, Inc.	16,728	1,448,645
MGIC Investment Corp. (b)	722,209	9,186,498
New York Community Bancorp, Inc. (a)	991,185	10,675,062
NMI Holdings, Inc. (b)	118,639	2,562,602
Northfield Bancorp, Inc.	77,835	1,267,154
Northwest Bancshares, Inc.	218,925	3,988,814
OceanFirst Financial Corp.	74,436	2,173,531
Ocwen Financial Corp. (b)	226,819	948,103
Oritani Financial Corp.	122,108	1,978,150
PennyMac Financial Services, Inc.	43,564	921,379
PHH Corp. (b)	94,843	1,029,047
Poage Bankshares, Inc.	2,365	62,318
Provident Financial Holdings, Inc.	3,066	56,414
Provident Financial Services, Inc.	132,445	3,341,587
Radian Group, Inc.	410,077	8,336,865
Riverview Bancorp, Inc.	10,064	99,130
Security National Financial Corp. Class A	12,342	64,796
SI Financial Group, Inc.	5,231	72,449
Southern Missouri Bancorp, Inc.	5,377	215,080
Sterling Bancorp, Inc.	29,919	366,508
Territorial Bancorp, Inc.	13,244	395,731
TFS Financial Corp.	199,797	3,084,866
Timberland Bancorp, Inc.	5,712	202,833
Trustco Bank Corp., New York	182,946	1,692,251
United Community Financial Corp.	86,143	891,580
United Financial Bancorp, Inc. New	98,895	1,757,364
Walker & Dunlop, Inc.	62,162	3,387,829
Washington Federal, Inc.	184,491	6,291,143
Waterstone Financial, Inc.	43,917	742,197
Westfield Financial, Inc.	33,310	354,752
WMI Holdings Corp. (b)	665,894	1,005,500
WSFS Financial Corp.	63,718	3,109,438
		109,264,105

TOTAL FINANCIALS		8,237,523,499

HEALTH CARE - 14.2%
Biotechnology - 3.0%
AbbVie, Inc.	2,937,285	281,920,614
Abeona Therapeutics, Inc. (a)(b)	62,198	957,849
ACADIA Pharmaceuticals, Inc. (a)(b)	184,318	2,621,002
Acceleron Pharma, Inc. (b)	75,443	4,075,431
Achaogen, Inc. (a)(b)	54,118	286,284
Achillion Pharmaceuticals, Inc. (b)	264,408	912,208
Acorda Therapeutics, Inc. (b)	101,836	2,932,877
Actinium Pharmaceuticals, Inc. (b)	38,656	24,740
Adamas Pharmaceuticals, Inc. (a)(b)	38,351	883,224
ADMA Biologics, Inc. (b)	34,956	223,369
Aduro Biotech, Inc. (a)(b)	81,702	604,595
Advaxis, Inc. (b)	48,573	70,431
Adverum Biotechnologies, Inc. (b)	72,964	554,526
Aeglea BioTherapeutics, Inc. (a)(b)	26,323	287,710
Aevi Genomic Medicine, Inc. (b)	41,669	52,086
Agenus, Inc. (a)(b)	138,167	305,349
Agios Pharmaceuticals, Inc. (a)(b)	97,937	7,905,475
Aimmune Therapeutics, Inc. (b)	78,694	2,196,350
Akebia Therapeutics, Inc. (b)	89,194	732,283
Albireo Pharma, Inc. (b)	13,977	483,325
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,963,832
Aldeyra Therapeutics, Inc. (b)	22,510	190,210
Alexion Pharmaceuticals, Inc. (b)	431,789	52,781,887
Alkermes PLC (a)(b)	298,449	13,382,453
Allena Pharmaceuticals, Inc. (b)	8,811	96,040
Alnylam Pharmaceuticals, Inc. (b)	164,063	20,125,608
Alpine Immune Sciences, Inc. (b)	12,084	81,204
Altimmune, Inc. (a)(b)	5,138	1,644
AMAG Pharmaceuticals, Inc. (a)(b)	66,217	1,615,695
Amgen, Inc.	1,291,967	258,147,926
Amicus Therapeutics, Inc. (a)(b)	366,758	4,943,898
AnaptysBio, Inc. (b)	27,845	2,468,181
Anavex Life Sciences Corp. (a)(b)	69,965	186,807
Apellis Pharmaceuticals, Inc. (b)	66,063	1,278,980
Applied Genetic Technologies Corp. (b)	14,097	62,732
Aptevo Therapeutics, Inc. (b)	25,681	141,759
AquaBounty Technologies, Inc. (b)	1,372	4,061
Aquinox Pharmaceuticals, Inc. (b)	41,529	129,570
Arcus Biosciences, Inc. (a)	6,872	98,957
Ardelyx, Inc. (b)	110,323	474,389
Arena Pharmaceuticals, Inc. (b)	95,520	3,709,997
ArQule, Inc. (b)	197,124	1,306,932
Array BioPharma, Inc. (b)	398,574	6,205,797
Arrowhead Pharmaceuticals, Inc. (a)(b)	177,530	2,620,343
Arsanis, Inc. (b)	8,493	19,449
Asterias Biotherapeutics, Inc. (a)(b)	24,436	37,876
Atara Biotherapeutics, Inc. (a)(b)	89,519	3,665,803
Athersys, Inc. (a)(b)	261,347	538,375
aTyr Pharma, Inc. (b)	6,529	4,713
Audentes Therapeutics, Inc. (b)	53,376	1,942,886
AVEO Pharmaceuticals, Inc. (a)(b)	164,980	493,290
Avid Bioservices, Inc. (b)	85,182	623,532
Bellicum Pharmaceuticals, Inc. (a)(b)	75,895	548,721
Biocept, Inc. (b)	2,199	7,740
BioCryst Pharmaceuticals, Inc. (a)(b)	198,969	1,424,618
Biogen, Inc. (b)	408,820	144,513,782
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	57,394	2,172,937
BioMarin Pharmaceutical, Inc. (b)	340,364	34,029,593
Biospecifics Technologies Corp. (b)	19,816	1,062,930
BioTime, Inc. (a)(b)	346,441	952,713
bluebird bio, Inc. (a)(b)	102,592	17,266,234
Blueprint Medicines Corp. (b)	74,628	5,721,729
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	60,968
Calithera Biosciences, Inc. (b)	45,690	249,011
Calyxt, Inc. (a)(b)	10,855	183,775
Cancer Genetics, Inc. (a)(b)	9,725	8,805
Capricor Therapeutics, Inc. (a)(b)	31,524	38,144
Cara Therapeutics, Inc. (a)(b)	69,866	1,409,197
CareDx, Inc. (b)	60,104	1,461,128
CASI Pharmaceuticals, Inc. (b)	84,183	585,072
Catalyst Biosciences, Inc. (b)	23,199	253,565
Catalyst Pharmaceutical Partners, Inc. (b)	206,783	696,859
Cel-Sci Corp. (a)(b)	25,753	69,018
Celcuity, Inc. (b)	1,151	28,453
Celgene Corp. (b)	1,365,300	128,952,585
Celldex Therapeutics, Inc. (b)	215,095	107,978
Cellular Biomedicine Group, Inc. (a)(b)	19,712	418,880
Celsion Corp. (b)	10,668	30,404
ChemoCentryx, Inc. (b)	36,062	475,297
Chimerix, Inc. (b)	63,824	254,658
Cidara Therapeutics, Inc. (a)(b)	11,887	50,520
Cleveland Biolabs, Inc. (a)(b)	1,776	3,392
Clovis Oncology, Inc. (b)	98,725	3,529,419
Co.-Diagnostics, Inc. (b)	7,929	25,214
CohBar, Inc. (a)(b)	86,892	455,314
Coherus BioSciences, Inc. (b)	100,702	2,029,145
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	205,006
Concert Pharmaceuticals, Inc. (b)	25,754	406,141
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	97,055	567,772
Corvus Pharmaceuticals, Inc. (b)	20,017	219,386
CTI BioPharma Corp. (b)	94,910	178,431
Cue Biopharma, Inc. (a)(b)	17,423	167,609
Curis, Inc. (b)	35,800	60,860
Cyclacel Pharmaceuticals, Inc. (b)	960	1,469
Cytokinetics, Inc. (b)	89,621	708,006
CytomX Therapeutics, Inc. (b)	82,255	1,849,915
Cytori Therapeutics, Inc. (a)(b)	1,078	563
CytRx Corp. (a)(b)	40,644	45,928
Deciphera Pharmaceuticals, Inc. (a)(b)	27,445	1,015,191
Denali Therapeutics, Inc. (a)(b)	28,737	564,107
Dicerna Pharmaceuticals, Inc. (b)	41,758	661,864
Dyax Corp. rights 12/31/19 (b)(c)	200,675	802,700
Dynavax Technologies Corp. (a)(b)	101,676	1,408,213
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,029,622
Edge Therapeutics, Inc. (b)	50,398	44,854
Editas Medicine, Inc. (a)(b)	75,932	2,492,848
Eiger Biopharmaceuticals, Inc. (b)	19,778	255,136
Emergent BioSolutions, Inc. (b)	74,721	4,632,702
Enanta Pharmaceuticals, Inc. (b)	29,541	2,686,163
Epizyme, Inc. (a)(b)	93,334	1,101,341
Esperion Therapeutics, Inc. (a)(b)	38,782	1,919,321
Exact Sciences Corp. (a)(b)	238,198	17,838,648
Exelixis, Inc. (b)	539,055	10,128,843
Fate Therapeutics, Inc. (a)(b)	88,933	1,146,346
Fibrocell Science, Inc. (a)(b)	2,592	5,132
FibroGen, Inc. (b)	152,796	9,343,475
Five Prime Therapeutics, Inc. (b)	76,988	1,077,832
Flexion Therapeutics, Inc. (a)(b)	70,183	1,607,191
Fortress Biotech, Inc. (a)(b)	43,908	86,499
Galectin Therapeutics, Inc. (a)(b)	56,076	362,812
Genocea Biosciences, Inc. (a)(b)	59,471	38,061
Genomic Health, Inc. (b)	39,004	2,385,875
GenVec, Inc. rights (b)(c)	814	0
Geron Corp. (a)(b)	355,017	2,034,247
Gilead Sciences, Inc.	2,521,527	190,955,240
Global Blood Therapeutics, Inc. (a)(b)	93,955	4,599,097
GlycoMimetics, Inc. (a)(b)	63,039	927,934
GTx, Inc. (b)	20,485	490,001
Halozyme Therapeutics, Inc. (a)(b)	263,841	4,857,313
Heat Biologics, Inc. (b)	27,222	56,077
Hemispherx Biopharma, Inc. (b)	10,898	2,997
Heron Therapeutics, Inc. (b)	138,379	5,334,510
Homology Medicines, Inc. (a)(b)	23,470	390,776
iBio, Inc. (a)(b)	4,036	3,349
Idera Pharmaceuticals, Inc. (a)(b)	39,263	410,691
Immune Design Corp. (b)	68,872	261,714
ImmunoCellular Therapeutics Ltd. (b)	1,048	246
ImmunoGen, Inc. (a)(b)	279,867	2,851,845
Immunomedics, Inc. (a)(b)	306,809	8,210,209
Incyte Corp. (b)	343,065	25,355,934
Infinity Pharmaceuticals, Inc. (a)(b)	82,811	187,153
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	808,520
Insmed, Inc. (a)(b)	145,963	2,909,043
Insys Therapeutics, Inc. (a)(b)	45,156	422,209
Intellia Therapeutics, Inc. (a)(b)	43,137	1,334,227
Intercept Pharmaceuticals, Inc. (a)(b)	39,366	4,401,119
Intrexon Corp. (a)(b)	138,526	2,130,530
Invitae Corp. (b)	122,521	1,814,536
Ionis Pharmaceuticals, Inc. (a)(b)	264,796	12,098,529
Iovance Biotherapeutics, Inc. (b)	176,766	3,128,758
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	274,281	5,277,166
IsoRay, Inc. (b)	57,047	29,180
ITUS Corp. (b)	25,229	96,122
Jounce Therapeutics, Inc. (a)(b)	10,322	81,028
Kadmon Holdings, Inc. (b)	207,825	895,726
Kalvista Pharmaceuticals, Inc. (b)	508	8,636
Karyopharm Therapeutics, Inc. (b)	92,956	1,956,724
Keryx Biopharmaceuticals, Inc. (a)(b)	230,453	785,845
Kindred Biosciences, Inc. (b)	55,110	821,139
Krystal Biotech, Inc.	3,314	54,383
Kura Oncology, Inc. (a)(b)	53,689	1,100,625
La Jolla Pharmaceutical Co. (a)(b)	42,577	980,974
Leap Therapeutics, Inc. (b)	2,828	20,842
Lexicon Pharmaceuticals, Inc. (a)(b)	97,066	1,123,054
Ligand Pharmaceuticals, Inc. Class B (a)(b)	41,449	10,763,891
Loxo Oncology, Inc. (a)(b)	43,871	7,413,322
Macrogenics, Inc. (a)(b)	77,366	1,691,994
Madrigal Pharmaceuticals, Inc. (a)(b)	15,700	3,755,597
MannKind Corp. (a)(b)	225,599	248,159
Matinas BioPharma Holdings, Inc. (b)	91,988	42,314
MediciNova, Inc. (a)(b)	72,252	879,307
MEI Pharma, Inc. (b)	62,189	259,950
Menlo Therapeutics, Inc. (b)	14,423	110,769
Merrimack Pharmaceuticals, Inc. (b)	22,287	131,939
MiMedx Group, Inc. (a)(b)	199,106	1,055,262
Minerva Neurosciences, Inc. (b)	51,124	531,690
Miragen Therapeutics, Inc. (b)	39,491	245,239
Mirati Therapeutics, Inc. (a)(b)	60,609	3,427,439
Molecular Templates, Inc. (b)	11,026	63,510
Moleculin Biotech, Inc. (a)(b)	37,484	64,472
Momenta Pharmaceuticals, Inc. (b)	152,669	4,045,729
Myriad Genetics, Inc. (b)	137,462	6,844,233
NanoViricides, Inc. (b)	32,620	13,704
NantKwest, Inc. (a)(b)	76,001	257,643
Natera, Inc. (b)	66,582	1,840,326
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	26,130
Neuralstem, Inc. (a)(b)	8,195	9,998
Neurocrine Biosciences, Inc. (b)	173,976	21,390,349
NewLink Genetics Corp. (b)	41,496	128,638
Novavax, Inc. (a)(b)	677,219	1,056,462
Ohr Pharmaceutical, Inc. (b)	32,314	6,301
OncoCyte Corp. (a)(b)	3,324	8,476
OncoGenex Pharmaceuticals, Inc. (b)	96	289
OncoMed Pharmaceuticals, Inc. (b)	27,577	63,427
OncoSec Medical, Inc. (a)(b)	44,952	67,428
Ophthotech Corp. (b)	50,366	128,937
Opko Health, Inc. (a)(b)	712,532	4,218,189
Oragenics, Inc. (b)	998	429
Organovo Holdings, Inc. (a)(b)	337,362	435,197
OvaScience, Inc. (b)	60,110	46,525
Palatin Technologies, Inc. (a)(b)	331,257	334,570
PDL BioPharma, Inc. (a)(b)	309,517	749,031
Pfenex, Inc. (b)	46,697	246,560
Polarityte, Inc. (a)(b)	30,906	883,293
Portola Pharmaceuticals, Inc. (a)(b)	128,424	3,833,456
Progenics Pharmaceuticals, Inc. (a)(b)	161,932	1,267,928
Protagonist Therapeutics, Inc. (b)	52,263	503,293
Proteon Therapeutics, Inc. (b)	5,515	12,960
Proteostasis Therapeutics, Inc. (a)(b)	55,664	149,736
Prothena Corp. PLC (a)(b)	73,253	1,114,911
PTC Therapeutics, Inc. (b)	75,018	3,131,251
Puma Biotechnology, Inc. (a)(b)	65,071	2,859,870
Ra Pharmaceuticals, Inc. (b)	19,587	238,961
Radius Health, Inc. (a)(b)	76,029	1,563,917
Recro Pharma, Inc. (b)	20,797	132,685
Regeneron Pharmaceuticals, Inc. (b)	149,758	60,914,067
REGENXBIO, Inc. (b)	55,760	3,928,292
Regulus Therapeutics, Inc. (a)(b)	85,834	19,888
Repligen Corp. (a)(b)	69,352	3,806,038
Retrophin, Inc. (b)	82,684	2,620,256
Rexahn Pharmaceuticals, Inc. (a)(b)	42,298	72,753
Rigel Pharmaceuticals, Inc. (b)	307,310	1,047,927
Riot Blockchain, Inc. (a)	24,575	154,823
Rocket Pharmaceuticals, Inc. (b)	29,667	707,558
Sage Therapeutics, Inc. (b)	89,840	14,757,118
Sangamo Therapeutics, Inc. (a)(b)	201,742	3,681,792
Sarepta Therapeutics, Inc. (a)(b)	117,669	16,243,029
Savara, Inc. (a)(b)	55,437	651,939
Seattle Genetics, Inc. (a)(b)	204,324	15,683,910
Selecta Biosciences, Inc. (a)(b)	13,681	185,514
Sellas Life Sciences Group, Inc. (b)	425	459
Seres Therapeutics, Inc. (a)(b)	32,924	289,073
Sesen Bio, Inc. (b)	98,188	219,941
Sienna Biopharmaceuticals, Inc. (a)(b)	4,913	81,851
Solid Biosciences, Inc. (b)	19,788	844,354
Sophiris Bio, Inc. (a)(b)	57,410	184,286
Sorrento Therapeutics, Inc. (a)(b)	175,528	974,180
Spark Therapeutics, Inc. (a)(b)	61,662	3,798,996
Spectrum Pharmaceuticals, Inc. (b)	181,664	3,911,226
Spring Bank Pharmaceuticals, Inc. (b)	9,145	129,768
Stemline Therapeutics, Inc. (b)	50,071	856,214
Sunesis Pharmaceuticals, Inc. (a)(b)	29,991	65,380
Surface Oncology, Inc.	10,117	98,135
Syndax Pharmaceuticals, Inc. (b)	33,111	256,941
Synergy Pharmaceuticals, Inc. (a)(b)	423,445	825,718
Synlogic, Inc. (b)	24,107	255,052
Synthetic Biologics, Inc. (a)(b)	2,423	6,954
Syros Pharmaceuticals, Inc. (b)	33,143	407,327
T2 Biosystems, Inc. (b)	79,564	519,553
Tapimmune, Inc. (a)(b)	8,155	70,296
Tenax Therapeutics, Inc. (b)	69	371
TESARO, Inc. (a)(b)	70,613	2,291,392
TG Therapeutics, Inc. (a)(b)	115,447	1,466,177
Tocagen, Inc. (a)(b)	8,584	83,694
TONIX Pharmaceuticals Holding (b)	1,717	1,837
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	8,633
Trevena, Inc. (a)(b)	130,021	234,038
Trovagene, Inc. (a)(b)	2,821	2,313
Ultragenyx Pharmaceutical, Inc. (b)	88,686	7,514,365
United Therapeutics Corp. (b)	85,357	10,498,057
UNITY Biotechnology, Inc. (a)	7,256	138,299
Unum Therapeutics, Inc. (a)	16,295	265,771
Vanda Pharmaceuticals, Inc. (b)	103,474	1,999,635
Vaxart, Inc. (a)(b)	4,190	12,780
VBI Vaccines, Inc. (a)(b)	25,788	52,608
Veracyte, Inc. (b)	50,030	632,379
Verastem, Inc. (a)(b)	140,678	1,401,153
Vericel Corp. (b)	84,118	1,026,240
Versartis, Inc. (b)	37,706	67,871
Vertex Pharmaceuticals, Inc. (b)	491,760	90,680,544
Vical, Inc. (b)	6,566	9,127
Viking Therapeutics, Inc. (b)	90,493	1,182,744
VistaGen Therapeutics, Inc. (a)(b)	22,368	32,881
Vital Therapies, Inc. (a)(b)	55,114	443,668
Voyager Therapeutics, Inc. (a)(b)	39,765	864,491
Xbiotech, Inc. (a)(b)	36,998	149,472
Xencor, Inc. (b)	95,182	3,977,656
XOMA Corp. (a)(b)	11,543	216,200
Yield10 Bioscience, Inc. (b)	693	1,109
Zafgen, Inc. (b)	54,609	519,878
ZIOPHARM Oncology, Inc. (a)(b)	222,939	650,982
		1,745,699,121
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	3,391,513	226,688,729
Abiomed, Inc. (b)	81,155	32,996,000
Accuray, Inc. (a)(b)	152,465	609,860
Akers Biosciences, Inc. (a)(b)	149,301	40,804
Align Technology, Inc. (b)	139,169	53,787,427
Alliqua Biomedical, Inc. (a)(b)	439	1,133
Alphatec Holdings, Inc. (a)(b)	3,066	10,762
Amedica Corp. (a)(b)	5,751	2,552
Angiodynamics, Inc. (b)	68,576	1,537,474
Anika Therapeutics, Inc. (a)(b)	30,719	1,271,459
Antares Pharma, Inc. (a)(b)	242,616	858,861
Apollo Endosurgery, Inc. (b)	102	766
Atricure, Inc. (b)	70,181	2,424,754
Atrion Corp.	3,083	2,019,519
Avanos Medical, Inc. (b)	92,971	6,703,209
Avinger, Inc. (b)	780	1,225
AxoGen, Inc. (a)(b)	68,956	3,023,721
Baxter International, Inc.	949,654	70,625,768
Becton, Dickinson & Co.	517,034	135,395,694
Bellerophon Therapeutics, Inc. (a)(b)	36,993	31,999
BioLase Technology, Inc. (b)	6,234	11,034
BioLife Solutions, Inc. (b)	16,867	404,133
Boston Scientific Corp. (b)	2,679,060	95,267,374
Bovie Medical Corp. (b)	10,849	57,934
Cantel Medical Corp.	67,194	6,517,818
Cardiovascular Systems, Inc. (b)	69,124	2,663,348
CAS Medical Systems, Inc. (b)	11,651	26,098
Cerus Corp. (b)	269,265	2,094,882
Cesca Therapeutics, Inc. (b)	793	342
Chembio Diagnostics, Inc. (b)	2,391	24,986
ConforMis, Inc. (b)	87,736	107,038
CONMED Corp.	50,457	4,058,257
Corindus Vascular Robotics, Inc. (a)(b)	178,714	194,798
Cryolife, Inc. (b)	65,208	2,262,718
CryoPort, Inc. (a)(b)	52,805	749,831
Cutera, Inc. (b)	27,491	934,694
CytoSorbents Corp. (a)(b)	50,106	734,053
Danaher Corp.	1,192,456	123,466,894
Dare Bioscience, Inc. (b)	17,253	18,978
Dentsply Sirona, Inc.	442,572	17,667,474
DexCom, Inc. (a)(b)	170,666	24,640,757
Edwards Lifesciences Corp. (b)	407,229	58,738,711
Ekso Bionics Holdings, Inc. (a)(b)	113,321	303,700
Endologix, Inc. (b)	150,152	345,350
Fonar Corp. (b)	8,356	218,927
Genmark Diagnostics, Inc. (b)	107,242	917,992
Glaukos Corp. (a)(b)	64,913	4,438,102
Globus Medical, Inc. (b)	145,197	7,734,644
Haemonetics Corp. (b)	99,749	11,135,978
Helius Medical Technologies, Inc. (U.S.) (a)(b)	20,935	209,769
Heska Corp. (b)	12,153	1,300,371
Hill-Rom Holdings, Inc.	131,230	12,764,742
Hologic, Inc. (b)	529,595	21,056,697
ICU Medical, Inc. (b)	29,075	8,896,950
IDEXX Laboratories, Inc. (b)	169,286	43,005,415
Inogen, Inc. (b)	33,875	8,973,826
Inspire Medical Systems, Inc.	18,247	1,003,403
Insulet Corp. (b)	113,854	11,871,557
Integer Holdings Corp. (b)	60,071	4,799,673
Integra LifeSciences Holdings Corp. (b)	136,377	8,110,340
IntriCon Corp. (b)	15,036	1,111,160
Intuitive Surgical, Inc. (b)	219,618	122,986,080
Invacare Corp. (a)	75,980	1,154,896
InVivo Therapeutics Holdings Corp. (b)	1,850	3,608
Invuity, Inc. (a)(b)	23,417	108,889
IRadimed Corp. (a)(b)	6,686	183,865
iRhythm Technologies, Inc. (b)	39,577	3,684,223
Iridex Corp. (b)	4,871	44,326
K2M Group Holdings, Inc. (b)	72,947	1,994,371
Kewaunee Scientific Corp.	1,376	43,963
Lantheus Holdings, Inc. (b)	59,416	956,598
LeMaitre Vascular, Inc.	28,069	1,052,868
LivaNova PLC (b)	84,812	10,648,147
Masimo Corp. (b)	90,391	10,656,195
Medtronic PLC	2,620,554	252,647,611
Meridian Bioscience, Inc.	73,595	1,155,442
Merit Medical Systems, Inc. (b)	108,656	6,394,406
Microbot Medical, Inc. (b)	7,285	4,225
Misonix, Inc. (b)	7,938	151,616
Myomo, Inc. (a)(b)	11,057	22,667
Natus Medical, Inc. (b)	64,682	2,412,639
Neogen Corp. (b)	98,996	9,250,186
Nevro Corp. (b)	56,879	3,834,782
NuVasive, Inc. (b)	100,454	7,050,866
Nuvectra Corp. (b)	21,954	512,406
NxStage Medical, Inc. (b)	140,636	3,985,624
OraSure Technologies, Inc. (b)	129,623	2,075,264
Orthofix International NV (b)	41,359	2,215,188
OrthoPediatrics Corp.	6,541	227,758
Penumbra, Inc. (a)(b)	57,262	7,950,829
Precision Therapeutics, Inc. (a)(b)	19,298	21,807
Pulse Biosciences, Inc. (a)(b)	10,423	149,674
Quanterix Corp. (b)	7,729	129,306
Quidel Corp. (b)	60,517	4,652,547
ReShape Lifesciences, Inc. (a)(b)	873	58
ResMed, Inc.	278,308	31,006,294
Retractable Technologies, Inc. (b)	5,248	3,790
Rockwell Medical Technologies, Inc. (a)(b)	83,284	408,924
RTI Biologics, Inc. (b)	100,701	450,637
Seaspine Holdings Corp. (b)	14,380	221,452
Second Sight Medical Products, Inc. (a)(b)	46,884	79,234
Sientra, Inc. (b)	39,907	1,002,464
Staar Surgical Co. (b)	55,622	2,653,169
Steris PLC	162,639	18,609,154
STRATA Skin Sciences, Inc. (b)	803	2,144
Stryker Corp.	623,601	105,656,717
SurModics, Inc. (b)	23,983	1,888,661
Synergetics U.S.A., Inc. (b)(c)	19,727	0
Tactile Systems Technology, Inc. (a)(b)	30,490	2,063,258
Tandem Diabetes Care, Inc. (a)(b)	108,658	4,964,584
Teleflex, Inc.	87,631	21,682,538
The Cooper Companies, Inc.	95,010	24,301,658
TransEnterix, Inc. (a)(b)	207,703	1,204,677
Utah Medical Products, Inc.	13,511	1,227,474
Varex Imaging Corp. (a)(b)	86,203	2,706,774
Varian Medical Systems, Inc. (b)	180,543	20,224,427
Vermillion, Inc. (b)	12,449	7,843
ViewRay, Inc. (a)(b)	117,177	1,181,144
Viveve Medical, Inc. (a)(b)	45,477	143,253
West Pharmaceutical Services, Inc.	145,035	16,976,347
Wright Medical Group NV (a)(b)	202,730	5,875,115
Zimmer Biomet Holdings, Inc.	393,672	48,669,669
Zosano Pharma Corp. (a)(b)	22,328	93,108
		1,798,539,903
Health Care Providers & Services - 3.0%
AAC Holdings, Inc. (a)(b)	16,668	147,678
Acadia Healthcare Co., Inc. (a)(b)	159,970	6,643,554
Aceto Corp.	47,837	158,819
Addus HomeCare Corp. (b)	24,045	1,560,521
Aetna, Inc.	631,624	126,495,338
Amedisys, Inc. (b)	57,080	7,135,571
American Renal Associates Holdings, Inc. (a)(b)	30,049	659,576
AmerisourceBergen Corp.	315,793	28,411,896
AMN Healthcare Services, Inc. (a)(b)	90,995	5,305,009
Anthem, Inc.	493,566	130,661,727
BioScrip, Inc. (a)(b)	230,699	669,027
BioTelemetry, Inc. (b)	60,094	3,713,809
Brookdale Senior Living, Inc. (b)	360,000	3,571,200
Caladrius Biosciences, Inc. (b)	9,530	50,223
Capital Senior Living Corp. (b)	53,746	476,727
Cardinal Health, Inc.	601,923	31,414,361
Catasys, Inc. (b)	3,161	28,702
Centene Corp. (b)	396,017	58,008,570
Chemed Corp.	30,507	9,870,235
Cigna Corp.	470,957	88,700,041
Civitas Solutions, Inc. (b)	27,734	443,744
Community Health Systems, Inc. (a)(b)	206,000	799,280
Corvel Corp. (b)	18,940	1,125,983
Cross Country Healthcare, Inc. (b)	66,434	665,004
CVS Health Corp.	1,967,521	148,036,280
DaVita HealthCare Partners, Inc. (b)	270,656	18,753,754
Diplomat Pharmacy, Inc. (a)(b)	93,066	1,922,744
Envision Healthcare Corp. (b)	230,716	10,465,278
Express Scripts Holding Co. (b)	1,087,608	95,731,256
Five Star Sr Living, Inc. (b)	70,113	69,412
G1 Therapeutics, Inc. (a)(b)	37,423	2,270,828
Genesis HealthCare, Inc. Class A (a)(b)	72,843	128,932
HCA Holdings, Inc.	541,945	72,680,244
HealthEquity, Inc. (b)	101,976	9,607,159
HealthSouth Corp.	191,103	15,592,094
Henry Schein, Inc. (a)(b)	296,896	23,062,881
Humana, Inc.	265,925	88,622,166
Interpace Diagnostics Group, Inc. (b)	136	200
Laboratory Corp. of America Holdings (b)	197,626	34,163,607
LHC Group, Inc. (b)	58,223	5,760,001
LifePoint Hospitals, Inc. (b)	73,087	4,706,803
Magellan Health Services, Inc. (b)	46,615	3,426,203
McKesson Corp.	390,138	50,230,268
MEDNAX, Inc. (b)	183,817	8,703,735
Molina Healthcare, Inc. (a)(b)	90,979	12,555,102
National Healthcare Corp.	20,690	1,594,578
National Research Corp. Class A	20,553	804,650
National Vision Holdings, Inc.	99,203	4,389,733
OptiNose, Inc.	38,007	565,164
Owens & Minor, Inc. (a)	118,083	2,005,049
Patterson Companies, Inc. (a)	169,627	3,825,089
Premier, Inc. (a)(b)	113,429	5,016,965
Providence Service Corp. (b)	20,443	1,372,543
Psychemedics Corp.	2,724	52,655
Quest Diagnostics, Inc.	264,008	29,035,600
Quorum Health Corp. (a)(b)	61,662	280,562
R1 RCM, Inc. (b)	178,635	1,780,991
RadNet, Inc. (b)	68,592	949,999
Select Medical Holdings Corp. (b)	210,659	4,171,048
Sharps Compliance Corp. (b)	12,687	44,785
Surgery Partners, Inc. (a)(b)	43,549	755,575
Tenet Healthcare Corp. (a)(b)	162,206	5,469,586
The Ensign Group, Inc.	96,070	3,753,455
The Joint Corp. (b)	4,485	38,436
Tivity Health, Inc. (a)(b)	70,816	2,436,070
Triple-S Management Corp. (b)	44,329	965,042
U.S. Physical Therapy, Inc.	24,843	3,111,586
UnitedHealth Group, Inc.	1,860,709	499,525,938
Universal Health Services, Inc. Class B	168,906	21,984,805
Wellcare Health Plans, Inc. (b)	96,042	29,059,428
		1,736,194,874
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (b)	329,763	4,817,837
athenahealth, Inc. (b)	77,995	12,003,431
Castlight Health, Inc. Class B (a)(b)	151,493	454,479
Cerner Corp. (b)	605,108	39,398,582
Computer Programs & Systems, Inc. (a)	21,937	598,880
Evolent Health, Inc. (a)(b)	132,217	3,371,534
HealthStream, Inc.	46,897	1,488,042
HMS Holdings Corp. (b)	165,285	5,297,384
HTG Molecular Diagnostics (a)(b)	63,917	286,987
iCAD, Inc. (b)	14,864	44,592
Inovalon Holdings, Inc. Class A (a)(b)	119,481	1,314,291
Medidata Solutions, Inc. (a)(b)	114,952	9,768,621
NantHealth, Inc. (a)(b)	56,729	125,938
Omnicell, Inc. (b)	73,082	5,024,388
Quality Systems, Inc. (b)	91,673	2,098,395
Simulations Plus, Inc.	16,033	334,288
Tabula Rasa HealthCare, Inc. (a)(b)	25,588	2,243,300
Teladoc Health, Inc. (a)(b)	132,579	10,281,501
Valeritas Holdings, Inc. (a)(b)	25,700	29,555
Veeva Systems, Inc. Class A (b)	229,272	23,926,826
Vocera Communications, Inc. (b)	55,152	1,828,840
		124,737,691
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	48,811	1,200,751
Agilent Technologies, Inc.	623,247	42,094,102
Bio-Rad Laboratories, Inc. Class A (b)	38,796	12,620,339
Bio-Techne Corp.	72,516	13,935,400
Bruker Corp.	204,025	7,259,210
Cambrex Corp. (b)	66,661	4,492,951
Charles River Laboratories International, Inc. (b)	93,768	11,581,286
ChromaDex, Inc. (a)(b)	56,591	256,357
Codexis, Inc. (b)	74,109	1,274,675
Enzo Biochem, Inc. (b)	66,443	304,973
Fluidigm Corp. (a)(b)	46,109	365,183
Harvard Bioscience, Inc. (b)	53,166	316,338
Illumina, Inc. (b)	284,128	100,817,138
Luminex Corp.	75,617	2,133,156
Medpace Holdings, Inc. (b)	50,255	3,004,746
Mettler-Toledo International, Inc. (b)	48,948	28,608,148
Nanostring Technologies, Inc. (b)	49,108	794,076
NeoGenomics, Inc. (b)	145,940	2,021,269
Pacific Biosciences of California, Inc. (a)(b)	198,134	988,689
PerkinElmer, Inc.	212,888	19,677,238
PRA Health Sciences, Inc. (b)	110,524	11,671,334
Quintiles Transnational Holdings, Inc. (b)	311,623	39,604,167
Syneos Health, Inc. (b)	116,220	5,793,567
Thermo Fisher Scientific, Inc.	778,338	186,100,616
Waters Corp. (b)	151,379	28,683,293
		525,599,002
Pharmaceuticals - 4.0%
AcelRx Pharmaceuticals, Inc. (a)(b)	65,025	201,578
Acer Therapeutics, Inc. (b)	9,342	299,691
Aclaris Therapeutics, Inc. (a)(b)	40,572	645,906
Adamis Pharmaceuticals Corp. (a)(b)	48,966	139,553
Aerie Pharmaceuticals, Inc. (a)(b)	78,816	4,835,362
Agile Therapeutics, Inc. (b)	87,068	25,511
Akcea Therapeutics, Inc. (a)(b)	34,733	917,299
Akorn, Inc. (b)	181,300	2,844,597
Alimera Sciences, Inc. (a)(b)	22,049	22,931
Allergan PLC	657,234	125,998,330
Amneal Pharmaceuticals, Inc. (a)(b)	143,636	3,317,992
Amphastar Pharmaceuticals, Inc. (b)	63,932	1,213,429
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	106,096
ANI Pharmaceuticals, Inc. (b)	15,497	901,925
ANI Pharmaceuticals, Inc. rights (b)(c)	21,445	0
Apricus Biosciences, Inc. (b)	41,618	13,734
Aradigm Corp. (a)(b)	17,241	23,275
Aratana Therapeutics, Inc. (b)	80,168	424,890
Assembly Biosciences, Inc. (b)	37,235	1,489,400
Assertio Therapeutics, Inc. (a)(b)	137,271	875,789
AstraZeneca PLC rights (b)(c)	7,692	0
Athenex, Inc. (b)	67,984	1,116,977
Axsome Therapeutics, Inc. (a)(b)	21,511	74,213
Bio Path Holdings, Inc. (a)(b)	16,665	22,664
Biodelivery Sciences International, Inc. (b)	170,623	507,603
BioPharmX Corp. (a)(b)	64,864	10,138
Bristol-Myers Squibb Co.	3,166,410	191,726,126
Catalent, Inc. (b)	281,165	11,752,697
Cerecor, Inc. (a)(b)	17,078	82,487
Chiasma, Inc. (b)	8,745	20,551
Clearside Biomedical, Inc. (b)	59,205	403,186
Collegium Pharmaceutical, Inc. (a)(b)	37,819	646,705
ContraVir Pharmaceuticals, Inc. (a)(b)	18,614	13,774
Corcept Therapeutics, Inc. (a)(b)	180,660	2,713,513
Corium International, Inc. (a)(b)	42,043	410,340
CorMedix, Inc. (a)(b)	48,587	30,124
Cumberland Pharmaceuticals, Inc. (b)	7,158	42,304
CymaBay Therapeutics, Inc. (a)(b)	115,491	1,574,142
Dermira, Inc. (a)(b)	70,654	672,626
Dova Pharmaceuticals, Inc. (a)(b)	24,096	613,243
Durect Corp. (b)	291,543	381,921
Egalet Corp. (a)(b)	12,340	4,751
Eli Lilly & Co.	1,852,484	195,714,935
Eloxx Pharmaceuticals, Inc. (a)(b)	47,990	879,177
Endo International PLC (b)	391,608	6,716,077
Endocyte, Inc. (b)	117,449	2,316,094
Evofem Biosciences, Inc. (b)	1,682	6,829
Evolus, Inc. (b)	20,100	514,359
Eyepoint Pharmaceuticals, Inc. (a)(b)	68,488	149,989
Flex Pharma, Inc. (a)(b)	10,224	5,061
Gemphire Therapeutics, Inc. (a)(b)	13,477	18,868
Horizon Pharma PLC (b)	317,826	6,718,842
Imprimis Pharmaceuticals, Inc. (a)(b)	10,757	32,701
InflaRx NV (b)	8,911	299,410
Innoviva, Inc. (a)(b)	134,795	1,957,223
Intersect ENT, Inc. (b)	61,422	1,799,665
Intra-Cellular Therapies, Inc. (b)	90,774	1,991,582
Jazz Pharmaceuticals PLC (b)	117,285	20,046,352
Johnson & Johnson	5,193,970	699,575,819
Kala Pharmaceuticals, Inc. (b)	12,699	171,563
KemPharm, Inc. (a)(b)	9,786	50,887
Lannett Co., Inc. (a)(b)	55,565	297,273
Lipocine, Inc. (a)(b)	20,645	30,761
Mallinckrodt PLC (a)(b)	161,170	5,553,918
Marinus Pharmaceuticals, Inc. (a)(b)	44,865	320,336
Melinta Therapeutics, Inc. (b)	86,180	402,892
Merck & Co., Inc.	5,212,503	357,525,581
Mersana Therapeutics, Inc. (a)(b)	8,641	120,542
Mustang Bio, Inc. (a)(b)	46,728	323,358
Mylan NV (b)	1,004,926	39,322,754
MyoKardia, Inc. (b)	65,691	4,049,850
Nektar Therapeutics (a)(b)	312,604	20,785,040
Neos Therapeutics, Inc. (b)	42,039	241,724
Novan, Inc. (b)	7,147	20,583
Novus Therapeutics, Inc. (b)	4,578	21,746
Ocular Therapeutix, Inc. (b)	54,730	369,428
Odonate Therapeutics, Inc. (a)(b)	11,840	227,210
Omeros Corp. (a)(b)	96,420	2,495,350
Onconova Therapeutics, Inc. (b)	624	268
Otonomy, Inc. (b)	38,289	114,867
Pacira Pharmaceuticals, Inc. (b)	77,357	3,647,383
Pain Therapeutics, Inc. (a)(b)	4,934	5,033
Paratek Pharmaceuticals, Inc. (a)(b)	50,371	516,303
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	4,438
Perrigo Co. PLC	254,814	19,495,819
Pfizer, Inc.	11,312,751	469,705,422
Phibro Animal Health Corp. Class A	42,271	1,995,191
Plx Pharma PLC/New (b)	290	957
Prestige Brands Holdings, Inc. (a)(b)	103,367	3,979,630
Reata Pharmaceuticals, Inc. (b)	30,461	2,630,612
resTORbio, Inc. (a)(b)	5,960	70,507
Revance Therapeutics, Inc. (b)	53,023	1,452,830
Rhythm Pharmaceuticals, Inc.	38,788	1,221,822
scPharmaceuticals, Inc. (a)(b)	5,674	29,051
SCYNEXIS, Inc. (b)	57,121	77,113
SIGA Technologies, Inc. (b)	136,087	1,119,996
Spero Therapeutics, Inc. (a)(b)	17,885	204,068
Supernus Pharmaceuticals, Inc. (b)	101,178	4,482,185
Teligent, Inc. (a)(b)	140,525	567,721
Tetraphase Pharmaceuticals, Inc. (b)	88,378	312,858
The Medicines Company (a)(b)	125,813	4,983,453
TherapeuticsMD, Inc. (a)(b)	357,620	2,317,378
Theravance Biopharma, Inc. (a)(b)	78,547	2,275,507
Titan Pharmaceuticals, Inc. (a)(b)	11,285	8,294
VIVUS, Inc. (a)(b)	157,068	88,272
WAVE Life Sciences (b)	28,404	1,513,933
Zoetis, Inc. Class A	935,759	84,779,765
Zogenix, Inc. (a)(b)	80,163	3,871,873
Zynerba Pharmaceuticals, Inc. (b)	23,422	188,079
		2,339,851,780

TOTAL HEALTH CARE		8,270,622,371

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
AAR Corp.	61,245	2,858,304
Aerojet Rocketdyne Holdings, Inc. (a)(b)	144,557	5,075,396
AeroVironment, Inc. (a)(b)	42,201	3,712,000
Arconic, Inc.	831,375	18,606,173
Arotech Corp. (b)	32,173	107,780
Astronics Corp. (b)	43,941	1,911,873
Astrotech Corp. (b)	1,741	5,972
Axon Enterprise, Inc. (b)	110,441	7,538,703
BWX Technologies, Inc.	198,337	12,162,025
CPI Aerostructures, Inc. (b)	5,980	49,933
Cubic Corp.	52,237	3,954,341
Curtiss-Wright Corp.	85,994	11,518,896
Ducommun, Inc. (b)	17,547	713,987
Engility Holdings, Inc. (b)	33,913	1,177,120
Esterline Technologies Corp. (b)	49,383	4,244,469
General Dynamics Corp.	534,817	103,433,608
Harris Corp.	230,443	37,449,292
HEICO Corp.	112,063	10,161,873
HEICO Corp. Class A	99,272	7,395,764
Hexcel Corp.	172,525	11,407,353
Huntington Ingalls Industries, Inc.	85,477	20,896,562
Innovative Solutions & Support, Inc. (b)	21,878	57,977
KEYW Holding Corp. (a)(b)	83,554	711,045
KLX, Inc. (b)	99,257	7,329,137
Kratos Defense & Security Solutions, Inc. (a)(b)	188,108	2,513,123
L3 Technologies, Inc.	150,372	32,137,504
Lockheed Martin Corp.	480,522	153,964,054
Mercury Systems, Inc. (b)	94,994	5,178,123
Micronet Enertec Technologies, Inc. (b)	3,018	3,803
Moog, Inc. Class A	63,191	4,986,402
National Presto Industries, Inc. (a)	9,348	1,239,545
Northrop Grumman Corp.	337,543	100,753,210
Raytheon Co.	555,761	110,840,974
Rockwell Collins, Inc.	315,740	42,924,853
SIFCO Industries, Inc. (b)	891	4,678
Sparton Corp. (b)	13,384	170,914
Spirit AeroSystems Holdings, Inc. Class A	218,638	18,693,549
Teledyne Technologies, Inc. (b)	71,647	16,998,967
Textron, Inc.	501,644	34,628,485
The Boeing Co.	1,059,025	363,023,180
TransDigm Group, Inc. (a)	93,780	32,823,000
Triumph Group, Inc.	96,901	2,015,541
United Technologies Corp.	1,436,142	189,139,901
Vectrus, Inc. (b)	21,828	716,395
Wesco Aircraft Holdings, Inc. (b)	115,814	1,407,140
		1,386,642,924
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (b)	93,235	1,897,332
Atlas Air Worldwide Holdings, Inc. (b)	53,392	3,251,573
C.H. Robinson Worldwide, Inc.	268,656	25,812,468
Echo Global Logistics, Inc. (b)	48,848	1,621,754
Expeditors International of Washington, Inc.	336,984	24,694,188
FedEx Corp.	473,704	115,560,091
Forward Air Corp.	54,775	3,519,842
Hub Group, Inc. Class A (b)	68,591	3,625,034
Radiant Logistics, Inc. (b)	54,959	239,072
United Parcel Service, Inc. Class B	1,334,412	163,972,547
XPO Logistics, Inc. (b)	203,064	21,626,316
		365,820,217
Airlines - 0.4%
Alaska Air Group, Inc.	239,265	16,147,995
Allegiant Travel Co.	26,478	3,607,628
American Airlines Group, Inc. (a)	803,180	32,512,726
Delta Air Lines, Inc.	1,245,372	72,829,355
Hawaiian Holdings, Inc.	101,162	4,198,223
JetBlue Airways Corp. (b)	604,815	11,539,870
SkyWest, Inc.	103,271	6,743,596
Southwest Airlines Co.	1,029,855	63,130,112
Spirit Airlines, Inc. (a)(b)	136,282	6,476,121
United Continental Holdings, Inc. (b)	453,940	39,683,435
		256,869,061
Building Products - 0.4%
A.O. Smith Corp.	280,791	16,308,341
AAON, Inc. (a)	75,766	3,060,946
Advanced Drain Systems, Inc. Del	80,409	2,520,822
Allegion PLC	182,670	15,932,477
American Woodmark Corp. (b)	25,723	2,185,169
Apogee Enterprises, Inc.	57,956	2,852,594
Armstrong World Industries, Inc. (b)	101,993	7,119,111
Builders FirstSource, Inc. (b)	211,226	3,299,350
Continental Building Products, Inc. (b)	69,835	2,604,846
COVIA Corp. (a)(b)	69,245	784,546
CSW Industrials, Inc. (b)	30,039	1,682,184
Fortune Brands Home & Security, Inc.	275,918	14,618,136
GCP Applied Technologies, Inc. (b)	158,460	3,993,192
Gibraltar Industries, Inc. (b)	65,294	2,964,348
GMS, Inc. (b)	62,105	1,543,309
Griffon Corp.	59,127	1,079,068
Insteel Industries, Inc.	37,939	1,454,961
Jeld-Wen Holding, Inc. (b)	148,484	3,611,131
Johnson Controls International PLC (a)	1,789,406	67,585,865
Lennox International, Inc.	72,228	16,093,121
Masco Corp.	597,451	22,685,214
Masonite International Corp. (b)	57,874	3,874,664
NCI Building Systems, Inc. (b)	83,177	1,405,691
Owens Corning	214,220	12,129,136
Patrick Industries, Inc. (b)	43,398	2,777,472
PGT, Inc. (b)	102,511	2,491,017
Quanex Building Products Corp.	68,283	1,119,841
Simpson Manufacturing Co. Ltd.	82,104	6,303,124
Tecogen, Inc. New (b)	2,274	7,027
Trex Co., Inc. (b)	113,536	9,616,499
Universal Forest Products, Inc.	122,245	4,579,298
USG Corp. (b)	164,740	7,100,294
		245,382,794
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	140,028	4,441,688
ACCO Brands Corp.	198,147	2,457,023
ADS Waste Holdings, Inc. (b)	88,843	2,370,331
Aqua Metals, Inc. (a)(b)	55,073	133,827
ARC Document Solutions, Inc. (b)	67,501	217,353
Brady Corp. Class A	100,860	4,079,787
Casella Waste Systems, Inc. Class A (b)	75,879	2,153,446
CECO Environmental Corp.	48,389	408,403
Cintas Corp.	166,096	35,439,904
Clean Harbors, Inc. (b)	97,820	6,709,474
Copart, Inc. (b)	391,866	25,200,902
Covanta Holding Corp.	268,834	4,744,920
Deluxe Corp.	99,293	5,880,131
Document Security Systems, Inc. (b)	4,956	6,096
Ennis, Inc.	45,103	983,245
Essendant, Inc.	81,308	1,173,274
Evoqua Water Technologies Corp. (a)(b)	129,946	2,518,353
Fuel Tech, Inc. (b)	51,934	61,282
Healthcare Services Group, Inc.	146,219	6,025,685
Heritage-Crystal Clean, Inc. (b)	24,833	578,609
Herman Miller, Inc.	110,582	4,235,291
HNI Corp.	80,621	3,555,386
Hudson Technologies, Inc. (a)(b)	56,393	105,455
Industrial Services of America, Inc. (b)	1,620	3,750
Interface, Inc.	108,800	2,562,240
Intersections, Inc. (a)(b)	12,865	22,256
KAR Auction Services, Inc.	260,140	16,308,177
Kimball International, Inc. Class B	67,655	1,181,933
Knoll, Inc.	98,653	2,322,292
LSC Communications, Inc.	75,405	922,203
Matthews International Corp. Class A	64,028	3,323,053
McGrath RentCorp.	45,864	2,660,112
Mobile Mini, Inc.	87,122	3,737,534
Msa Safety, Inc.	64,315	6,501,603
Multi-Color Corp.	29,677	1,832,555
NL Industries, Inc. (b)	9,391	74,189
Odyssey Marine Exploration, Inc. (a)(b)	19,370	180,528
Performant Financial Corp. (b)	31,038	75,112
Perma-Fix Environmental Services, Inc. (b)	6,937	32,951
PICO Holdings, Inc.	40,505	484,035
Pitney Bowes, Inc.	355,612	2,581,743
Quad/Graphics, Inc.	60,578	1,379,361
Quest Resource Holding Corp. (b)	2,977	6,401
R.R. Donnelley & Sons Co.	149,303	755,473
Republic Services, Inc.	436,427	32,016,285
Rollins, Inc.	202,826	12,185,786
SP Plus Corp. (b)	41,799	1,625,981
Steelcase, Inc. Class A	174,208	2,543,437
Stericycle, Inc. (b)	167,390	10,326,289
Team, Inc. (a)(b)	59,115	1,377,380
Tetra Tech, Inc.	110,597	7,719,671
The Brink's Co.	99,071	7,440,232
U.S. Ecology, Inc.	42,920	3,122,430
UniFirst Corp.	31,673	5,865,840
Viad Corp.	42,117	2,594,407
Virco Manufacturing Co.	2,682	13,276
VSE Corp.	14,696	566,972
Waste Management, Inc.	769,545	69,951,641
		317,776,993
Construction & Engineering - 0.2%
AECOM (b)	308,868	10,390,320
Aegion Corp. (b)	60,444	1,508,682
Ameresco, Inc. Class A (b)	38,199	548,156
Argan, Inc.	31,781	1,264,884
Comfort Systems U.S.A., Inc.	69,706	4,001,124
Construction Partners, Inc. Class A	10,594	128,717
Dycom Industries, Inc. (a)(b)	59,430	4,986,771
EMCOR Group, Inc.	114,642	9,182,824
Fluor Corp.	271,131	15,565,631
Goldfield Corp.	41,171	195,562
Granite Construction, Inc.	87,105	3,978,956
Great Lakes Dredge & Dock Corp. (b)	84,939	465,041
HC2 Holdings, Inc. (b)	59,402	372,451
Ies Holdings, Inc. (b)	16,326	312,643
Jacobs Engineering Group, Inc.	231,718	16,843,581
KBR, Inc.	285,164	5,982,741
Keane Group, Inc. (b)	93,529	1,148,536
MasTec, Inc. (a)(b)	122,920	5,383,896
MYR Group, Inc. (b)	33,116	1,151,443
Northwest Pipe Co. (b)	13,547	244,659
NV5 Holdings, Inc. (b)	21,059	1,862,669
Orion Group Holdings, Inc. (b)	40,114	345,783
Primoris Services Corp.	85,135	2,133,483
Quanta Services, Inc. (b)	285,747	9,883,989
Sterling Construction Co., Inc. (b)	41,743	607,361
Tutor Perini Corp. (a)(b)	72,569	1,476,779
Valmont Industries, Inc.	47,070	6,608,628
Williams Scotsman Corp. (a)(b)	94,877	1,655,604
		108,230,914
Electrical Equipment - 0.7%
Acuity Brands, Inc.	78,436	11,988,158
Allied Motion Technologies, Inc.	12,157	593,748
American Superconductor Corp. (a)(b)	28,086	171,325
AMETEK, Inc.	449,417	34,587,132
AZZ, Inc.	51,737	2,780,864
Babcock & Wilcox Enterprises, Inc. (a)(b)	351,396	491,954
Broadwind Energy, Inc. (b)	15,938	34,745
Capstone Turbine Corp. (a)(b)	116,532	130,516
Eaton Corp. PLC	843,603	70,137,153
Emerson Electric Co.	1,217,413	93,412,099
Encore Wire Corp.	41,219	2,071,255
Energous Corp. (a)(b)	37,680	483,058
Energy Focus, Inc. (a)(b)	8,003	17,206
EnerSys	85,554	7,100,126
Enphase Energy, Inc. (a)(b)	145,162	709,842
EnSync, Inc. (b)	32,445	11,356
Espey Manufacturing & Electronics Corp.	2,015	53,901
Fortive Corp.	590,464	49,587,167
FuelCell Energy, Inc. (a)(b)	124,980	146,227
Generac Holdings, Inc. (b)	118,381	6,568,962
GrafTech International Ltd.	92,608	1,711,396
Hubbell, Inc. Class B	106,910	13,509,148
Ideal Power, Inc. (a)(b)	38,104	25,160
LSI Industries, Inc.	41,234	213,180
Ocean Power Technologies, Inc. (a)(b)	1,104	818
Orion Energy Systems, Inc. (b)	20,733	19,738
Plug Power, Inc. (a)(b)	485,070	955,588
Powell Industries, Inc.	13,455	526,763
Preformed Line Products Co.	3,783	309,071
Regal Beloit Corp.	88,822	7,434,401
Revolution Lighting Technologies, Inc. (a)(b)	12,794	34,672
Rockwell Automation, Inc.	240,440	43,510,022
Sensata Technologies, Inc. PLC (a)(b)	332,749	17,619,060
Sunrun, Inc. (a)(b)	135,686	1,780,200
Sunworks, Inc. (a)(b)	12,722	8,759
Thermon Group Holdings, Inc. (b)	61,565	1,649,942
TPI Composites, Inc. (b)	29,824	835,967
Ultralife Corp. (b)	13,410	115,997
Vicor Corp. (b)	36,584	2,284,671
Vivint Solar, Inc. (b)	47,226	247,937
		373,869,284
Industrial Conglomerates - 1.3%
3M Co.	1,148,186	242,175,391
Carlisle Companies, Inc.	118,678	15,049,557
General Electric Co.	16,832,865	217,817,273
Honeywell International, Inc.	1,442,899	229,507,515
ITT, Inc.	172,118	10,173,895
Raven Industries, Inc.	69,340	3,356,056
Roper Technologies, Inc.	199,894	59,642,373
		777,722,060
Machinery - 1.8%
Actuant Corp. Class A	125,422	3,693,678
AGCO Corp.	131,250	7,830,375
Alamo Group, Inc.	17,898	1,705,679
Albany International Corp. Class A	62,689	4,836,456
Allison Transmission Holdings, Inc.	248,055	12,318,411
Altra Industrial Motion Corp. (a)	59,112	2,308,324
American Railcar Industries, Inc.	11,797	540,539
Apergy Corp. (a)(b)	151,299	6,841,741
ARC Group Worldwide, Inc. (b)	1,450	2,755
Astec Industries, Inc.	38,170	1,856,971
Barnes Group, Inc.	99,892	6,798,650
Blue Bird Corp. (a)(b)	19,796	454,318
Briggs & Stratton Corp.	97,049	1,956,508
Cactus, Inc. (b)	76,604	2,618,325
Caterpillar, Inc.	1,154,351	160,281,636
Chart Industries, Inc. (a)(b)	59,494	4,494,772
CIRCOR International, Inc.	43,898	1,991,213
Colfax Corp. (b)	200,004	6,984,140
Columbus McKinnon Corp. (NY Shares)	35,569	1,512,750
Commercial Vehicle Group, Inc. (b)	77,079	752,291
Crane Co.	102,153	9,324,526
Cummins, Inc.	297,973	42,252,571
Deere & Co.	626,898	90,147,932
Dmc Global, Inc.	26,383	1,035,533
Donaldson Co., Inc.	259,438	13,127,563
Douglas Dynamics, Inc.	45,549	2,086,144
Dover Corp.	297,645	25,558,776
Eastern Co.	5,588	164,846
Energy Recovery, Inc. (a)(b)	61,650	597,389
EnPro Industries, Inc.	39,127	2,937,264
ESCO Technologies, Inc.	51,155	3,460,636
ExOne Co. (a)(b)	13,829	122,110
Federal Signal Corp.	119,603	3,113,266
Flowserve Corp.	256,637	13,375,920
Franklin Electric Co., Inc.	78,635	3,845,252
FreightCar America, Inc.	19,411	328,240
Gardner Denver Holdings, Inc. (b)	133,892	3,743,620
Gates Industrial Corp. PLC (b)	113,859	2,075,650
Gencor Industries, Inc. (b)	2,773	35,772
Global Brass & Copper Holdings, Inc.	40,805	1,573,033
Gorman-Rupp Co.	39,337	1,442,094
Graco, Inc.	320,025	15,044,375
Graham Corp.	13,997	389,257
Greenbrier Companies, Inc. (a)	53,689	3,113,962
Harsco Corp. (b)	164,375	4,643,594
Hillenbrand, Inc.	122,624	6,272,218
Hurco Companies, Inc.	7,331	314,500
Hyster-Yale Materials Handling Class A	17,565	1,083,761
IDEX Corp.	156,102	23,916,387
Illinois Tool Works, Inc.	588,618	81,747,268
Ingersoll-Rand PLC	478,155	48,432,320
Jason Industries, Inc. (b)	13,118	36,337
John Bean Technologies Corp.	63,649	7,529,677
Kadant, Inc.	21,551	2,177,729
Kennametal, Inc.	154,088	6,292,954
L.B. Foster Co. Class A (b)	14,781	336,268
Lincoln Electric Holdings, Inc.	119,307	11,233,947
Lindsay Corp.	21,677	2,076,006
LiqTech International, Inc. (b)	29,487	37,448
Lydall, Inc. (b)	35,107	1,502,580
Manitex International, Inc. (b)	22,611	239,224
Manitowoc Co., Inc. (b)	77,458	1,796,251
Meritor, Inc. (b)	165,960	3,594,694
Middleby Corp. (a)(b)	106,607	12,957,015
Milacron Holdings Corp. (b)	108,228	2,294,434
Miller Industries, Inc.	17,053	491,126
Mueller Industries, Inc.	105,921	3,386,294
Mueller Water Products, Inc. Class A	293,253	3,392,937
Navistar International Corp. New (b)	135,078	5,885,348
NN, Inc.	52,533	1,050,660
Nordson Corp.	100,267	13,939,118
Omega Flex, Inc.	9,376	832,120
Oshkosh Corp.	140,191	9,849,820
PACCAR, Inc.	679,547	46,494,606
Park-Ohio Holdings Corp.	14,422	597,792
Parker Hannifin Corp.	253,685	44,547,086
Pentair PLC (a)	305,732	13,293,227
ProPetro Holding Corp. (a)(b)	135,286	2,059,053
Proto Labs, Inc. (b)	50,933	7,917,535
RBC Bearings, Inc. (b)	45,770	6,856,804
Rexnord Corp. (b)	212,340	6,164,230
Snap-On, Inc.	109,115	19,289,350
Spartan Motors, Inc.	58,691	848,085
SPX Corp. (b)	82,686	2,810,497
SPX Flow, Inc. (b)	81,195	3,892,488
Standex International Corp.	25,325	2,732,568
Stanley Black & Decker, Inc.	297,054	41,744,999
Sun Hydraulics Corp.	54,328	2,734,872
Tennant Co.	37,244	2,851,028
Terex Corp.	134,325	5,205,094
The L.S. Starrett Co. Class A	4,836	30,950
Timken Co.	132,173	6,430,216
Titan International, Inc.	99,148	741,627
Toro Co.	202,538	12,312,285
TriMas Corp. (b)	87,891	2,698,254
Trinity Industries, Inc.	282,304	10,117,775
Twin Disc, Inc. (b)	12,776	326,427
Wabash National Corp.	128,198	2,338,332
WABCO Holdings, Inc. (b)	97,717	12,027,008
Wabtec Corp. (a)	164,993	17,872,042
Watts Water Technologies, Inc. Class A	51,551	4,250,380
Woodward, Inc.	106,719	8,597,283
Xerium Technologies, Inc. (b)	24,055	323,299
Xylem, Inc.	346,859	26,330,067
		1,040,452,557
Marine - 0.0%
Genco Shipping & Trading Ltd. (b)	30,037	412,408
Kirby Corp. (b)	104,255	9,101,462
Matson, Inc.	77,859	2,908,812
		12,422,682
Professional Services - 0.5%
Acacia Research Corp. (b)	85,808	334,651
Asgn, Inc. (b)	102,509	9,491,308
Barrett Business Services, Inc.	14,280	1,071,428
BG Staffing, Inc.	15,034	366,228
CBIZ, Inc. (b)	102,613	2,452,451
CoStar Group, Inc. (b)	70,825	31,315,982
CRA International, Inc.	15,589	891,067
Dun & Bradstreet Corp.	69,069	9,871,341
Equifax, Inc.	231,868	31,063,356
Exponent, Inc.	105,908	5,544,284
Forrester Research, Inc.	19,263	947,740
Franklin Covey Co. (b)	21,149	541,414
FTI Consulting, Inc. (b)	72,107	5,495,996
GP Strategies Corp. (b)	24,233	461,639
Heidrick & Struggles International, Inc.	35,167	1,554,381
Hudson Global, Inc. (b)	13,947	24,128
Huron Consulting Group, Inc. (b)	44,292	2,192,454
ICF International, Inc.	39,140	3,195,781
IHS Markit Ltd. (b)	692,751	38,101,305
InnerWorkings, Inc. (b)	93,417	730,521
Insperity, Inc.	75,823	9,087,387
Kelly Services, Inc. Class A (non-vtg.)	58,614	1,477,659
Kforce, Inc.	47,957	2,016,592
Korn/Ferry International	104,534	7,017,367
Manpower, Inc.	124,187	11,640,048
Marathon Patent Group, Inc. (a)(b)	2,210	2,166
Mastech Digital, Inc. (b)	746	7,833
MISTRAS Group, Inc. (b)	29,557	674,195
Navigant Consulting, Inc.	88,402	2,111,924
Nielsen Holdings PLC	643,338	16,726,788
RCM Technologies, Inc.	9,908	48,549
Reis, Inc.	9,166	211,276
Resources Connection, Inc.	51,824	857,687
Robert Half International, Inc.	239,490	18,723,328
TransUnion Holding Co., Inc.	293,200	22,077,960
TriNet Group, Inc. (b)	78,552	4,640,067
TrueBlue, Inc. (b)	75,110	2,200,723
Verisk Analytics, Inc. (b)	297,961	35,484,175
Volt Information Sciences, Inc. (b)	6,248	21,868
WageWorks, Inc. (a)(b)	80,292	4,295,622
Willdan Group, Inc. (a)(b)	10,974	344,254
		285,314,923
Road & Rail - 1.0%
AMERCO	13,656	5,119,498
ArcBest Corp.	51,704	2,486,962
Avis Budget Group, Inc. (b)	136,725	4,253,515
Covenant Transport Group, Inc. Class A (b)	19,818	591,964
CSX Corp.	1,690,565	125,372,300
Daseke, Inc. (b)	99,388	893,498
Genesee & Wyoming, Inc. Class A (b)	114,611	10,073,161
Heartland Express, Inc.	106,928	2,186,678
J.B. Hunt Transport Services, Inc.	163,958	19,797,929
Kansas City Southern	196,910	22,833,684
Knight-Swift Transportation Holdings, Inc. Class A	245,159	8,367,277
Landstar System, Inc.	82,670	9,573,186
Marten Transport Ltd.	73,518	1,621,072
Norfolk Southern Corp.	547,449	95,168,534
Old Dominion Freight Lines, Inc.	133,852	20,399,045
P.A.M. Transportation Services, Inc. (b)	3,193	186,056
Patriot Transportation Holding, Inc. (b)	1,280	25,971
Roadrunner Transportation Systems, Inc. (b)	43,638	56,729
Ryder System, Inc.	101,736	7,817,394
Saia, Inc. (b)	54,211	4,296,222
Schneider National, Inc. Class B	73,442	1,986,606
U.S.A. Truck, Inc. (b)	13,000	284,830
Union Pacific Corp.	1,498,104	225,644,424
Universal Logistics Holdings, Inc.	19,202	702,793
Werner Enterprises, Inc. (a)	93,918	3,479,662
YRC Worldwide, Inc. (b)	47,961	458,987
		573,677,977
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (b)	688	11,799
Air Lease Corp. Class A	196,588	9,084,331
Aircastle Ltd.	114,719	2,399,921
Applied Industrial Technologies, Inc.	73,619	5,672,344
Beacon Roofing Supply, Inc. (b)	133,931	4,966,161
BlueLinx Corp. (a)(b)	15,461	555,514
BMC Stock Holdings, Inc. (b)	114,770	2,582,325
CAI International, Inc. (b)	29,270	789,997
DXP Enterprises, Inc. (b)	35,307	1,620,238
EnviroStar, Inc.	2,922	138,065
Fastenal Co.	550,441	32,123,737
GATX Corp.	72,462	6,119,416
General Finance Corp. (b)	24,408	333,169
H&E Equipment Services, Inc.	57,616	2,005,613
HD Supply Holdings, Inc. (b)	361,647	16,487,487
Herc Holdings, Inc. (b)	53,715	2,824,335
Houston Wire & Cable Co. (b)	17,990	147,518
Huttig Building Products, Inc. (a)(b)	22,831	118,265
Kaman Corp.	55,700	3,632,197
Lawson Products, Inc. (b)	6,300	212,310
MRC Global, Inc. (b)	173,407	3,573,918
MSC Industrial Direct Co., Inc. Class A	88,439	7,559,766
Nexeo Solutions, Inc. (b)	103,751	1,038,548
Now, Inc. (a)(b)	223,998	3,850,526
Rush Enterprises, Inc. Class A	66,284	2,847,561
SiteOne Landscape Supply, Inc. (a)(b)	75,950	6,863,602
Systemax, Inc.	25,488	930,312
Titan Machinery, Inc. (b)	39,035	704,972
Transcat, Inc. (b)	1,764	42,953
Triton International Ltd.	90,645	3,424,568
United Rentals, Inc. (b)	161,067	25,105,513
Univar, Inc. (b)	216,684	6,028,149
Veritiv Corp. (b)	20,555	981,501
W.W. Grainger, Inc.	99,004	35,054,346
Watsco, Inc.	63,561	11,122,539
WESCO International, Inc. (b)	89,453	5,470,051
Willis Lease Finance Corp. (b)	3,680	126,150
		206,549,717
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	155,741	7,326,057

TOTAL INDUSTRIALS		5,958,058,160

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,700,667
Aerohive Networks, Inc. (b)	130,171	549,322
Applied Optoelectronics, Inc. (a)(b)	37,490	1,550,586
Arista Networks, Inc. (b)	92,276	27,588,678
Arris International PLC (b)	342,940	8,885,575
Aviat Networks, Inc. (b)	5,550	98,790
Bank Technologies, Inc.	9,436	35,857
Black Box Corp. (a)(b)	16,753	20,941
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	4,525
CalAmp Corp. (b)	63,415	1,490,253
Calix Networks, Inc. (b)	78,308	610,802
Carvana Co. Class A (a)(b)	64,380	4,167,961
Ciena Corp. (b)	279,723	8,833,652
Cisco Systems, Inc.	9,094,558	434,447,036
Clearfield, Inc. (a)(b)	16,017	218,632
CommScope Holding Co., Inc. (b)	384,070	12,171,178
Communications Systems, Inc.	4,311	14,744
Comtech Telecommunications Corp.	47,745	1,711,658
Dasan Zhone Solutions, Inc. (b)	1,172	12,704
Digi International, Inc. (b)	40,102	539,372
EchoStar Holding Corp. Class A (b)	101,657	4,879,536
EMCORE Corp. (b)	50,451	244,687
Extreme Networks, Inc. (b)	245,320	1,538,156
F5 Networks, Inc. (b)	116,728	22,075,599
Finisar Corp. (a)(b)	225,637	4,602,995
Harmonic, Inc. (b)	151,876	827,724
Infinera Corp. (b)	292,195	2,615,145
InterDigital, Inc.	69,625	5,751,025
Juniper Networks, Inc.	666,051	18,935,830
KVH Industries, Inc. (b)	23,641	294,330
Lantronix, Inc. (b)	71	378
Lumentum Holdings, Inc. (a)(b)	121,030	8,217,937
Motorola Solutions, Inc.	316,034	40,566,124
NETGEAR, Inc. (b)	61,250	4,339,563
NetScout Systems, Inc. (a)(b)	166,854	4,171,350
Network-1 Security Solutions, Inc.	21,477	62,283
Oclaro, Inc. (b)	327,153	3,121,040
Optical Cable Corp. (b)	564	2,171
Palo Alto Networks, Inc. (b)	177,269	40,975,729
PC-Tel, Inc.	11,999	52,076
Plantronics, Inc.	61,152	4,110,637
Quantenna Communications, Inc. (b)	45,324	828,069
Resonant, Inc. (a)(b)	33,716	179,032
Sonus Networks, Inc. (b)	96,218	665,829
Tessco Technologies, Inc.	8,837	157,740
Ubiquiti Networks, Inc. (a)	44,626	4,003,398
ViaSat, Inc. (a)(b)	110,840	6,962,969
Viavi Solutions, Inc. (b)	430,589	4,822,597
Westell Technologies, Inc. Class A (b)	18,994	54,513
		689,711,395
Electronic Equipment & Components - 0.9%
ADT, Inc. (a)	248,071	2,220,235
Akoustis Technologies, Inc. (a)(b)	16,654	138,894
Amphenol Corp. Class A	579,462	54,805,516
Anixter International, Inc. (b)	56,429	4,068,531
Applied DNA Sciences, Inc. (a)(b)	18,968	23,141
Arrow Electronics, Inc. (b)	170,045	13,183,589
Avnet, Inc.	233,063	11,280,249
AVX Corp.	141,087	2,983,990
Badger Meter, Inc.	71,423	3,924,694
Bel Fuse, Inc. Class B (non-vtg.)	13,939	399,352
Belden, Inc. (a)	76,472	5,561,044
Benchmark Electronics, Inc.	106,802	2,760,832
Cardtronics PLC (b)	88,314	3,098,938
Casa Systems, Inc. (a)(b)	32,499	477,410
CDW Corp.	293,645	25,711,556
ClearSign Combustion Corp. (a)(b)	37,840	77,572
Cognex Corp.	334,381	17,989,698
Coherent, Inc. (b)	47,244	9,004,706
Control4 Corp. (b)	35,202	1,140,897
Corning, Inc.	1,602,127	53,687,276
CTS Corp.	68,145	2,517,958
CUI Global, Inc. (b)	26,608	60,134
Daktronics, Inc.	62,775	509,105
Dell Technologies, Inc. (b)	384,908	37,016,602
Dolby Laboratories, Inc. Class A	126,838	8,902,759
DPW Holdings, Inc. (a)(b)	36,717	17,995
Echelon Corp. (b)	3,219	27,201
Electro Scientific Industries, Inc. (a)(b)	77,933	1,710,629
eMagin Corp. (a)(b)	5,084	7,372
ePlus, Inc. (b)	25,477	2,640,691
Fabrinet	71,377	3,416,817
FARO Technologies, Inc. (b)	33,227	2,266,081
Fitbit, Inc. (a)(b)	329,669	1,984,607
FLIR Systems, Inc.	264,525	16,596,299
Frequency Electronics, Inc. (b)	2,550	21,165
I. D. Systems Inc. (b)	6,071	39,097
Identiv, Inc. (b)	13,618	82,661
IEC Electronics Corp. (b)	4,622	25,375
II-VI, Inc. (a)(b)	108,470	5,396,383
Insight Enterprises, Inc. (b)	74,803	4,124,637
Intellicheck, Inc. (b)	545	1,183
IPG Photonics Corp. (b)	71,680	12,578,406
Iteris, Inc. (b)	32,677	168,287
Itron, Inc. (b)	68,955	4,578,612
Jabil, Inc.	329,280	9,733,517
KEMET Corp. (b)	90,175	2,330,122
KEY Tronic Corp. (b)	6,483	51,864
Keysight Technologies, Inc. (b)	362,522	23,524,053
Kimball Electronics, Inc. (b)	32,297	639,481
Knowles Corp. (b)	178,238	3,231,455
LightPath Technologies, Inc. Class A (b)	376	805
Littelfuse, Inc.	48,352	10,809,573
LRAD Corp. (b)	56,581	172,006
Luna Innovations, Inc. (b)	1,444	5,372
Maxwell Technologies, Inc. (a)(b)	69,108	246,716
Mesa Laboratories, Inc.	6,988	1,402,841
Methode Electronics, Inc. Class A	72,142	2,860,430
MicroVision, Inc. (a)(b)	117,860	126,110
MTS Systems Corp.	33,405	1,807,211
Napco Security Technolgies, Inc. (b)	19,961	301,411
National Instruments Corp.	222,128	10,606,612
Neonode, Inc. (a)(b)	33,197	10,125
NetList, Inc. (a)(b)	104,599	12,207
Novanta, Inc. (b)	62,772	4,808,335
OSI Systems, Inc. (b)	33,928	2,642,652
Par Technology Corp. (b)	16,979	436,021
Park Electrochemical Corp.	39,479	844,061
PC Connection, Inc.	26,383	1,047,405
PC Mall, Inc. (b)	13,245	301,986
Perceptron, Inc. (b)	13,154	142,326
Plexus Corp. (b)	72,969	4,618,208
RadiSys Corp. (b)	34,231	54,427
Research Frontiers, Inc. (a)(b)	16,855	19,383
RF Industries Ltd.	10,801	127,452
Richardson Electronics Ltd.	23,707	214,074
Rogers Corp. (b)	37,812	5,220,703
Sanmina Corp. (b)	138,110	4,253,788
ScanSource, Inc. (b)	47,085	1,914,005
SYNNEX Corp.	54,859	5,319,677
TE Connectivity Ltd.	675,804	61,957,711
Tech Data Corp. (b)	69,796	5,077,659
Trimble, Inc. (b)	484,457	20,395,640
TTM Technologies, Inc. (a)(b)	178,081	3,330,115
Vishay Intertechnology, Inc.	264,352	6,291,578
Vishay Precision Group, Inc. (b)	24,989	1,082,024
Wayside Technology Group, Inc.	1,232	14,784
Wireless Telecom Group, Inc. (b)	11,200	21,280
Zebra Technologies Corp. Class A (b)	102,395	17,585,317
		532,820,698
Internet Software & Services - 4.7%
2U, Inc. (a)(b)	111,967	10,005,371
Akamai Technologies, Inc. (b)	326,630	24,542,978
Alarm.com Holdings, Inc. (a)(b)	54,404	3,062,401
Alphabet, Inc.:
Class A (b)	572,930	705,735,174
Class C (b)	592,503	721,781,230
Amber Road, Inc. (b)	55,819	487,300
ANGI Homeservices, Inc. Class A (a)(b)	114,757	2,485,637
AppFolio, Inc. (b)	24,746	2,113,308
Apptio, Inc. Class A (b)	64,694	2,510,127
Autoweb, Inc. (b)	9,434	32,642
Benefitfocus, Inc. (a)(b)	50,661	2,234,150
BlackLine, Inc. (b)	72,946	3,848,631
Box, Inc. Class A (b)	239,503	5,882,194
Brightcove, Inc. (b)	59,246	485,817
BroadVision, Inc. (b)	490	882
Carbonite, Inc. (b)	65,049	2,702,786
Care.com, Inc. (b)	25,585	497,117
CarGurus, Inc. Class A (a)	26,157	1,290,063
ChannelAdvisor Corp. (b)	44,036	574,670
Cision Ltd. (b)	115,349	2,088,970
Cloudera, Inc. (b)	163,925	2,460,514
Cornerstone OnDemand, Inc. (b)	104,237	5,895,645
Coupa Software, Inc. (b)	54,059	3,876,571
Determine, Inc. (b)	552	450
DHI Group, Inc. (b)	141,360	303,924
DocuSign, Inc. (a)	43,593	2,721,947
Dropbox, Inc. Class A (a)(b)	90,419	2,427,750
eBay, Inc. (b)	1,793,865	62,085,668
eGain Communications Corp. (b)	36,778	525,925
Endurance International Group Holdings, Inc. (b)	144,299	1,392,485
Envestnet, Inc. (b)	94,260	5,957,232
Etsy, Inc. (b)	212,798	10,361,135
Facebook, Inc. Class A (b)	4,643,624	816,024,046
Five9, Inc. (b)	103,789	4,987,061
Fusion Connect, Inc. (a)(b)	36,836	136,293
GlowPoint, Inc. (b)	18,770	3,322
GoDaddy, Inc. (b)	320,456	26,104,346
Gogo, Inc. (a)(b)	109,584	492,032
GrubHub, Inc. (a)(b)	172,597	24,872,954
GTT Communications, Inc. (a)(b)	72,527	3,122,287
Hortonworks, Inc. (b)	136,805	3,053,488
IAC/InterActiveCorp (b)	149,632	29,507,430
Instructure, Inc. (b)	66,082	2,706,058
Internap Network Services Corp. (b)	24,920	334,426
Inuvo, Inc. (b)	9,640	6,170
iPass, Inc. (a)(b)	3,366	6,732
j2 Global, Inc.	91,978	7,594,623
Leaf Group Ltd. (b)	21,524	237,840
Limelight Networks, Inc. (b)	254,165	1,288,617
Liquidity Services, Inc. (b)	37,923	273,046
LivePerson, Inc. (b)	121,653	3,272,466
LogMeIn, Inc.	98,288	8,447,854
Marchex, Inc. Class B	28,685	82,613
Marin Software, Inc. (a)(b)	1,425	4,774
Match Group, Inc. (a)(b)	124,151	6,213,758
MeetMe, Inc. (b)	126,880	647,088
MINDBODY, Inc. (a)(b)	64,397	2,389,129
MongoDB, Inc. Class A (a)	49,623	3,570,871
New Relic, Inc. (b)	84,195	8,651,878
Nutanix, Inc. Class A (b)	135,969	7,657,774
Okta, Inc. (b)	141,250	8,733,488
Pandora Media, Inc. (a)(b)	482,271	4,456,184
Q2 Holdings, Inc. (b)	67,613	4,212,290
QuinStreet, Inc. (b)	78,551	1,191,619
Qumu Corp. (b)	6,017	14,621
Quotient Technology, Inc. (b)	150,934	2,256,463
Remark Holdings, Inc. (a)(b)	33,979	119,606
SecureWorks Corp. (a)(b)	18,872	251,186
ShotSpotter, Inc. (a)(b)	8,210	468,298
Shutterstock, Inc.	36,454	2,006,428
SPS Commerce, Inc. (b)	36,537	3,590,491
Stamps.com, Inc. (b)	32,276	8,018,972
Support.com, Inc. (b)	39,218	108,242
Synacor, Inc. (b)	20,037	38,571
TechTarget, Inc. (b)	34,602	830,102
Telaria, Inc. (b)	40,833	167,824
The Trade Desk, Inc. (a)(b)	44,565	6,322,882
Travelzoo, Inc. (b)	5,383	66,749
TrueCar, Inc. (a)(b)	174,422	2,243,067
Twilio, Inc. Class A (b)	148,233	11,956,474
Twitter, Inc. (b)	1,262,666	44,420,590
VeriSign, Inc. (b)	187,785	29,784,579
Veritone, Inc. (b)	20,237	211,274
Web.com Group, Inc. (b)	88,964	2,486,544
XO Group, Inc. (b)	59,336	1,783,640
Yelp, Inc. (b)	147,397	6,945,347
Yext, Inc. (a)(b)	125,704	3,125,001
Zillow Group, Inc.:
Class A (b)	91,547	4,403,411
Class C (a)(b)	229,161	11,148,683
		2,713,422,296
IT Services - 4.4%
Accenture PLC Class A	1,243,715	210,274,895
Acxiom Corp. (b)	148,845	6,800,728
Alliance Data Systems Corp.	93,145	22,222,534
Automatic Data Processing, Inc.	851,797	125,001,210
Booz Allen Hamilton Holding Corp. Class A	279,997	14,324,647
Broadridge Financial Solutions, Inc.	225,825	30,517,991
CACI International, Inc. Class A (b)	49,436	9,640,020
Cass Information Systems, Inc.	18,117	1,295,909
Cognizant Technology Solutions Corp. Class A	1,135,612	89,066,049
Computer Task Group, Inc. (b)	11,646	68,013
Conduent, Inc. (b)	388,026	8,994,443
Convergys Corp.	187,983	4,648,820
CoreLogic, Inc. (b)	158,956	8,081,323
CSG Systems International, Inc.	69,253	2,586,600
CSP, Inc.	3,696	48,898
DXC Technology Co.	548,783	49,988,643
Edgewater Technology, Inc. (b)	2,875	13,656
EPAM Systems, Inc. (b)	99,263	14,187,661
Euronet Worldwide, Inc. (b)	99,267	9,708,313
Everi Holdings, Inc. (b)	133,235	1,155,147
EVERTEC, Inc.	119,642	2,877,390
ExlService Holdings, Inc. (b)	67,145	4,302,652
Fidelity National Information Services, Inc.	643,459	69,602,960
First Data Corp. Class A (b)	1,073,625	27,613,635
Fiserv, Inc. (b)	793,220	63,513,125
FleetCor Technologies, Inc. (b)	171,972	36,757,295
Gartner, Inc. (a)(b)	176,404	26,418,263
Genpact Ltd.	302,672	9,273,870
Global Payments, Inc.	307,486	38,306,606
Hackett Group, Inc.	51,835	1,061,062
IBM Corp.	1,653,732	242,238,663
Information Services Group, Inc. (b)	18,000	89,100
Innodata, Inc. (b)	14,010	20,315
Jack Henry & Associates, Inc.	152,467	24,156,871
Leidos Holdings, Inc.	274,684	19,439,387
ManTech International Corp. Class A	56,813	3,767,838
MasterCard, Inc. Class A	1,774,601	382,532,992
Maximus, Inc.	130,433	8,673,795
ModusLink Global Solutions, Inc. (b)	31,030	67,956
MoneyGram International, Inc. (b)	66,937	435,760
NIC, Inc.	134,488	2,259,398
Paychex, Inc.	615,344	45,073,948
PayPal Holdings, Inc. (b)	2,157,400	199,192,742
Perficient, Inc. (b)	66,954	1,923,588
Perspecta, Inc.	269,702	6,273,269
PFSweb, Inc. (b)	26,075	224,506
Presidio, Inc. (a)	95,619	1,445,759
PRG-Schultz International, Inc. (b)	36,569	349,234
Sabre Corp.	484,272	12,644,342
Science Applications International Corp.	82,023	7,400,115
ServiceSource International, Inc. (b)	116,353	371,166
Square, Inc. (b)	558,892	49,540,187
StarTek, Inc. (a)(b)	15,709	95,197
Sykes Enterprises, Inc. (b)	77,094	2,331,323
Syntel, Inc. (b)	71,654	2,919,184
Teradata Corp. (b)	229,463	9,515,831
The Western Union Co.	887,614	16,793,657
Total System Services, Inc.	319,353	31,021,950
Travelport Worldwide Ltd.	241,707	4,488,499
Ttec Holdings, Inc.	33,151	868,556
Unisys Corp. (a)(b)	94,015	1,748,679
Virtusa Corp. (b)	54,223	3,159,032
Visa, Inc. Class A	3,452,122	507,082,201
WEX, Inc. (b)	76,928	14,633,244
WidePoint Corp. (b)	71,654	36,902
Worldpay, Inc. (b)	573,890	55,891,147
		2,547,058,691
Semiconductors & Semiconductor Equipment - 3.7%
Acacia Communications, Inc. (a)(b)	39,295	1,602,057
Adesto Technologies Corp. (a)(b)	45,484	275,178
Advanced Energy Industries, Inc. (b)	78,974	4,705,271
Advanced Micro Devices, Inc. (a)(b)	1,592,826	40,091,430
AEHR Test Systems (b)	18,931	47,895
Alpha & Omega Semiconductor Ltd. (b)	39,883	566,737
Amkor Technology, Inc. (b)	266,466	2,326,248
Amtech Systems, Inc. (b)	13,719	75,317
Analog Devices, Inc.	713,961	70,575,045
Applied Materials, Inc.	1,942,854	83,581,579
Aquantia Corp. (b)	25,937	327,844
Axcelis Technologies, Inc. (b)	55,214	1,115,323
AXT, Inc. (a)(b)	68,422	540,534
Broadcom, Inc.	777,449	170,284,654
Brooks Automation, Inc.	142,458	5,614,270
Cabot Microelectronics Corp.	49,260	5,553,080
Ceva, Inc. (b)	44,635	1,365,831
Cirrus Logic, Inc. (b)	115,056	5,056,711
Cohu, Inc.	72,404	1,910,018
Cree, Inc. (a)(b)	190,377	9,159,037
CVD Equipment Corp. (a)(b)	24,298	156,722
CyberOptics Corp. (b)	9,251	206,297
Cypress Semiconductor Corp.	702,153	12,084,053
Diodes, Inc. (b)	80,058	3,035,799
DSP Group, Inc. (b)	64,723	831,691
Entegris, Inc.	292,500	9,915,750
First Solar, Inc. (b)	156,704	8,161,144
FormFactor, Inc. (b)	153,604	2,373,182
GSI Technology, Inc. (b)	18,344	128,591
Ichor Holdings Ltd. (a)(b)	54,823	1,421,560
Impinj, Inc. (a)(b)	40,581	871,680
Inphi Corp. (a)(b)	81,649	3,026,728
Integrated Device Technology, Inc. (b)	253,049	10,752,052
Intel Corp.	9,020,847	436,879,620
Intermolecular, Inc. (b)	6,975	9,416
Intest Corp. (b)	2,175	19,031
KLA-Tencor Corp.	301,014	34,980,837
Kopin Corp. (a)(b)	88,411	205,114
Kulicke & Soffa Industries, Inc.	141,853	3,658,389
Lam Research Corp. (a)	315,956	54,688,824
Lattice Semiconductor Corp. (b)	269,339	2,205,886
MACOM Technology Solutions Holdings, Inc. (a)(b)	79,684	1,836,716
Marvell Technology Group Ltd.	1,120,454	23,170,989
Maxim Integrated Products, Inc.	536,291	32,429,517
MaxLinear, Inc. Class A (b)	115,923	2,234,995
Microchip Technology, Inc. (a)	452,919	38,964,622
Micron Technology, Inc. (b)	2,240,035	117,646,638
MKS Instruments, Inc.	107,238	9,962,410
Monolithic Power Systems, Inc.	76,797	11,509,566
MoSys, Inc. (a)(b)	6,042	5,075
Nanometrics, Inc. (b)	47,602	2,085,444
NeoPhotonics Corp. (a)(b)	75,400	662,766
NVE Corp.	8,841	1,005,045
NVIDIA Corp.	1,174,599	329,686,447
ON Semiconductor Corp. (b)	814,755	17,386,872
PDF Solutions, Inc. (a)(b)	47,788	416,711
Photronics, Inc. (b)	134,263	1,436,614
Pixelworks, Inc. (b)	39,177	215,865
Power Integrations, Inc.	60,434	4,432,834
Qorvo, Inc. (b)	246,045	19,705,744
Qualcomm, Inc.	2,868,007	197,060,761
QuickLogic Corp. (b)	142,208	155,007
Rambus, Inc. (b)	201,505	2,462,391
Rubicon Technology, Inc. (a)(b)	2,504	22,887
Rudolph Technologies, Inc. (b)	69,669	1,936,798
Semtech Corp. (b)	131,349	7,848,103
Silicon Laboratories, Inc. (b)	83,053	8,139,194
Skyworks Solutions, Inc.	352,497	32,182,976
SMART Global Holdings, Inc. (a)(b)	13,359	440,713
SolarEdge Technologies, Inc. (a)(b)	72,575	3,479,971
SunPower Corp. (a)(b)	126,150	847,728
Synaptics, Inc. (a)(b)	66,113	3,190,613
Teradyne, Inc.	368,760	15,189,224
Texas Instruments, Inc.	1,891,141	212,564,248
Ultra Clean Holdings, Inc. (b)	73,387	1,119,886
Universal Display Corp.	81,004	9,914,890
Veeco Instruments, Inc. (b)	86,705	1,040,460
Versum Materials, Inc.	215,014	8,555,407
Xcerra Corp. (b)	98,441	1,425,426
Xilinx, Inc.	492,485	38,330,108
Xperi Corp.	106,934	1,678,864
		2,152,766,950
Software - 6.2%
8x8, Inc. (b)	182,283	4,137,824
A10 Networks, Inc. (b)	73,118	509,632
ACI Worldwide, Inc. (b)	221,607	6,295,855
Activision Blizzard, Inc.	1,476,345	106,444,475
Adobe Systems, Inc. (b)	951,220	250,655,982
Agilysys, Inc. (b)	38,149	613,054
Altair Engineering, Inc. Class A (b)	55,360	2,312,387
American Software, Inc. Class A	55,166	991,885
ANSYS, Inc. (b)	160,570	29,862,809
Appian Corp. Class A (a)(b)	28,310	988,868
Aspen Technology, Inc. (b)	138,035	15,923,718
Asure Software, Inc. (a)(b)	21,771	327,218
Autodesk, Inc. (b)	424,479	65,518,334
Avaya Holdings Corp. (a)(b)	205,720	4,805,619
Black Knight, Inc. (b)	277,685	14,828,379
Blackbaud, Inc.	92,635	9,686,842
Bottomline Technologies, Inc. (b)	77,450	5,109,377
BSQUARE Corp. (b)	11,182	25,719
CA Technologies, Inc.	596,078	26,108,216
Cadence Design Systems, Inc. (b)	550,839	25,911,467
Cardlytics, Inc. (b)	6,642	135,430
CDK Global, Inc.	240,055	14,960,228
Ceridian HCM Holding, Inc. (a)	51,932	1,999,382
Citrix Systems, Inc. (b)	244,801	27,912,210
CommVault Systems, Inc. (b)	82,577	5,751,488
Datawatch Corp. (b)	9,730	124,058
Digimarc Corp. (a)(b)	18,523	547,355
Digital Turbine, Inc. (a)(b)	70,030	98,042
Ebix, Inc.	42,676	3,399,143
Electronic Arts, Inc. (b)	590,942	67,018,732
Ellie Mae, Inc. (a)(b)	64,487	6,794,995
Everbridge, Inc. (a)(b)	38,591	2,323,564
Evolving Systems, Inc. (b)	4,973	11,314
Fair Isaac Corp. (b)	56,483	13,046,443
FireEye, Inc. (a)(b)	363,888	6,040,541
Forescout Technologies, Inc. (b)	43,159	1,556,745
Fortinet, Inc. (b)	278,231	23,304,629
Glu Mobile, Inc. (b)	218,018	1,678,739
GSE Systems, Inc. (b)	388	1,300
Guidewire Software, Inc. (b)	152,826	15,369,711
HubSpot, Inc. (b)	68,398	9,828,793
Imperva, Inc. (b)	59,629	2,811,507
Inseego Corp. (a)(b)	63,245	197,957
Intuit, Inc.	471,413	103,461,011
Manhattan Associates, Inc. (a)(b)	127,067	7,368,615
Microsoft Corp.	14,869,167	1,670,253,529
MicroStrategy, Inc. Class A (b)	21,282	3,171,018
Mitek Systems, Inc. (b)	57,485	416,766
MobileIron, Inc. (b)	99,040	485,296
Model N, Inc. (b)	64,636	1,098,812
Monotype Imaging Holdings, Inc.	83,936	1,729,082
NetSol Technologies, Inc. (b)	10,165	59,974
Nuance Communications, Inc. (b)	537,866	8,777,973
NXT-ID, Inc. (a)(b)	33,283	56,914
Onespan, Inc. (b)	63,694	1,194,263
Oracle Corp.	5,764,947	280,061,125
Parametric Technology Corp. (b)	224,773	22,463,814
Park City Group, Inc. (a)(b)	18,083	152,801
Paycom Software, Inc. (a)(b)	94,455	14,651,860
Paylocity Holding Corp. (b)	55,889	4,439,822
Pegasystems, Inc.	69,658	4,437,215
Pivotal Software, Inc. (a)	79,408	2,203,572
Pluralsight, Inc. (a)	49,679	1,697,531
Progress Software Corp.	91,795	3,757,169
Proofpoint, Inc. (b)	99,373	11,790,606
PROS Holdings, Inc. (a)(b)	75,391	2,780,420
QAD, Inc.:
Class A	14,722	892,889
Class B	4,298	203,940
Qualys, Inc. (b)	66,160	6,023,868
Rapid7, Inc. (b)	86,538	3,301,425
RealNetworks, Inc. (b)	28,670	91,744
RealPage, Inc. (b)	136,146	8,495,510
Red Hat, Inc. (b)	340,018	50,230,859
Red Violet, Inc. (b)	9,876	76,539
RingCentral, Inc. (b)	129,020	12,018,213
Rosetta Stone, Inc. (b)	22,826	360,651
SailPoint Technologies Holding, Inc. (b)	124,457	3,849,455
Salesforce.com, Inc. (b)	1,363,125	208,121,925
SeaChange International, Inc. (b)	36,866	60,829
SendGrid, Inc. (b)	25,907	939,647
ServiceNow, Inc. (b)	341,271	67,011,974
SITO Mobile Ltd. (a)(b)	17,979	35,778
Smartsheet, Inc.	37,005	1,100,159
Smith Micro Software, Inc. (a)(b)	10,363	25,700
Snap, Inc. Class A (a)(b)	491,455	5,356,860
Sonic Foundry, Inc. (b)	155	268
Splunk, Inc. (b)	281,082	36,020,658
SS&C Technologies Holdings, Inc.	400,275	23,752,319
Symantec Corp.	1,194,934	24,089,869
Synopsys, Inc. (b)	291,260	29,749,296
Tableau Software, Inc. (b)	133,932	14,981,634
Take-Two Interactive Software, Inc. (b)	219,196	29,275,818
TeleNav, Inc. (b)	46,856	262,394
The Rubicon Project, Inc. (b)	59,339	236,169
TiVo Corp.	242,388	3,308,596
Tyler Technologies, Inc. (b)	68,284	16,862,734
Ultimate Software Group, Inc. (a)(b)	57,044	17,664,815
Upland Software, Inc. (b)	28,805	1,072,122
Varonis Systems, Inc. (b)	39,520	2,920,528
Verint Systems, Inc. (b)	134,744	6,541,821
VirnetX Holding Corp. (a)(b)	93,723	313,972
VMware, Inc. Class A (a)(b)	135,112	20,707,265
Workday, Inc. Class A (b)	281,065	43,435,785
Workiva, Inc. (b)	48,113	1,772,964
Zedge, Inc. (b)	14,921	43,719
Zendesk, Inc. (b)	202,958	13,981,777
Zix Corp. (b)	85,392	473,926
Zscaler, Inc. (a)(b)	33,913	1,451,137
Zuora, Inc. (a)	19,414	535,438
Zynga, Inc. (b)	1,488,044	6,190,263
		3,586,322,406
Technology Hardware, Storage & Peripherals - 4.2%
3D Systems Corp. (a)(b)	215,475	4,384,916
Apple, Inc.	9,514,401	2,165,763,044
Astro-Med, Inc.	5,753	127,429
Avid Technology, Inc. (a)(b)	45,276	268,034
CPI Card Group (a)(b)	4,456	14,081
Cray, Inc. (b)	76,017	1,649,569
Diebold Nixdorf, Inc. (a)	147,998	702,991
Eastman Kodak Co. (a)(b)	71,591	232,671
Electronics for Imaging, Inc. (a)(b)	100,401	3,492,951
Everspin Technologies, Inc. (a)(b)	9,978	92,297
Hewlett Packard Enterprise Co.	2,949,075	48,748,210
HP, Inc.	3,176,408	78,298,457
Immersion Corp. (b)	59,681	693,493
Intevac, Inc. (b)	29,097	168,035
NCR Corp. (b)	227,035	6,450,064
NetApp, Inc.	516,657	44,850,994
Pure Storage, Inc. Class A (b)	227,458	6,104,973
Quantum Corp. (b)	41,835	84,507
Seagate Technology LLC	554,178	29,670,690
Transact Technologies, Inc.	3,411	48,095
U.S.A. Technologies, Inc. (b)	97,355	1,582,019
Western Digital Corp.	577,716	36,534,760
Xerox Corp.	410,942	11,448,844
		2,441,411,124

TOTAL INFORMATION TECHNOLOGY		14,663,513,560

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (b)(c)	54,023	103,184
Advanced Emissions Solutions, Inc. (a)	57,241	653,692
AdvanSix, Inc. (b)	59,098	1,999,876
AgroFresh Solutions, Inc. (a)(b)	44,445	295,559
Air Products & Chemicals, Inc.	426,009	70,841,037
Albemarle Corp. U.S. (a)	212,999	20,345,664
American Vanguard Corp.	48,089	1,053,149
Ashland Global Holdings, Inc.	120,114	10,113,599
Axalta Coating Systems Ltd. (b)	423,345	12,912,023
Balchem Corp.	62,509	6,931,623
Cabot Corp.	119,034	7,727,687
Celanese Corp. Class A	260,448	30,428,140
CF Industries Holdings, Inc.	453,042	23,535,532
Chase Corp.	19,479	2,414,422
Core Molding Technologies, Inc.	10,858	99,568
DowDuPont, Inc.	4,491,856	315,013,861
Eastman Chemical Co.	274,212	26,606,790
Ecolab, Inc.	503,540	75,772,699
Ferro Corp. (b)	172,952	3,796,296
Flotek Industries, Inc. (a)(b)	98,612	245,544
FMC Corp.	261,067	22,308,175
FutureFuel Corp.	41,787	619,701
H.B. Fuller Co.	95,568	5,446,420
Hawkins, Inc.	15,709	648,782
Huntsman Corp.	410,120	12,504,559
Ingevity Corp. (b)	80,091	8,089,992
Innophos Holdings, Inc.	39,088	1,708,536
Innospec, Inc.	48,903	3,794,873
International Flavors & Fragrances, Inc.	152,297	19,842,776
Intrepid Potash, Inc. (b)	199,844	679,470
KMG Chemicals, Inc.	25,301	1,960,321
Koppers Holdings, Inc. (b)	39,973	1,417,043
Kraton Performance Polymers, Inc. (b)	65,484	3,079,713
Kronos Worldwide, Inc.	51,691	1,040,540
LSB Industries, Inc. (a)(b)	28,693	250,203
LyondellBasell Industries NV Class A	621,426	70,084,424
Marrone Bio Innovations, Inc. (a)(b)	33,145	69,107
Minerals Technologies, Inc.	69,103	4,640,266
NewMarket Corp.	18,766	7,525,917
Olin Corp.	322,690	9,916,264
OMNOVA Solutions, Inc. (b)	81,034	733,358
Platform Specialty Products Corp. (b)	401,657	5,325,972
PolyOne Corp.	158,115	6,681,940
PPG Industries, Inc. (a)	480,344	53,097,226
PQ Group Holdings, Inc.	84,801	1,509,458
Praxair, Inc.	557,621	88,210,066
Quaker Chemical Corp.	25,955	4,675,534
Rayonier Advanced Materials, Inc.	104,966	2,193,789
RPM International, Inc.	260,660	17,594,550
Senomyx, Inc. (b)	66,138	76,059
Sensient Technologies Corp.	86,306	6,129,452
Sherwin-Williams Co.	158,842	72,365,238
Stepan Co.	39,421	3,516,747
The Chemours Co. LLC	342,775	14,944,990
The Mosaic Co.	670,129	20,954,934
The Scotts Miracle-Gro Co. Class A	73,152	5,465,917
Trecora Resources (b)	30,461	426,454
Tredegar Corp.	71,882	1,577,810
Trinseo SA	91,255	7,040,323
Tronox Ltd. Class A	190,878	3,090,315
Valhi, Inc.	49,033	161,809
Valvoline, Inc.	376,388	8,099,870
Venator Materials PLC	108,555	1,311,344
W.R. Grace & Co.	125,990	8,902,453
Westlake Chemical Corp.	68,037	6,434,259
		1,127,036,894
Construction Materials - 0.1%
Eagle Materials, Inc.	90,055	8,314,778
Forterra, Inc. (a)(b)	32,917	278,478
Foundation Building Materials, Inc. (b)	21,184	292,551
Martin Marietta Materials, Inc.	122,228	24,289,148
nVent Electric PLC	322,756	9,066,216
Summit Materials, Inc.	222,652	4,735,808
U.S. Concrete, Inc. (a)(b)	33,299	1,605,012
United States Lime & Minerals, Inc.	4,018	304,926
Vulcan Materials Co.	255,252	28,281,922
		77,168,839
Containers & Packaging - 0.4%
Aptargroup, Inc.	123,061	12,885,717
Avery Dennison Corp.	168,996	17,774,999
Ball Corp.	674,885	28,264,184
Bemis Co., Inc.	175,245	8,636,074
Berry Global Group, Inc. (b)	250,616	11,961,902
Crown Holdings, Inc. (a)(b)	255,363	10,932,090
Graphic Packaging Holding Co.	589,083	8,376,760
Greif, Inc. Class A	57,489	3,172,243
International Paper Co.	798,758	40,848,484
Myers Industries, Inc.	56,968	1,267,538
Owens-Illinois, Inc. (b)	328,894	5,811,557
Packaging Corp. of America	184,462	20,276,063
Sealed Air Corp.	304,706	12,221,758
Silgan Holdings, Inc.	162,095	4,417,089
Sonoco Products Co.	192,348	10,779,182
UFP Technologies, Inc. (b)	14,187	500,092
WestRock Co.	494,382	27,230,561
		225,356,293
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	633,642	2,813,370
Alcoa Corp. (b)	330,923	14,782,330
Allegheny Technologies, Inc. (a)(b)	249,053	6,731,903
Ampco-Pittsburgh Corp. (b)	10,414	78,626
Atkore International Group, Inc. (b)	83,406	2,283,656
Carpenter Technology Corp.	89,534	5,342,494
Century Aluminum Co. (a)(b)	91,405	1,153,531
Cleveland-Cliffs, Inc. (b)	584,517	5,874,396
Coeur d'Alene Mines Corp. (b)	353,050	2,005,324
Commercial Metals Co.	230,409	4,976,834
Compass Minerals International, Inc.	67,713	4,235,448
Comstock Mining, Inc. (a)(b)	11,344	1,985
Freeport-McMoRan, Inc.	2,600,390	36,535,480
Friedman Industries	2,001	20,670
General Moly, Inc. (b)	60,513	23,600
Gold Resource Corp.	109,163	563,281
Golden Minerals Co. (a)(b)	71,014	19,444
Haynes International, Inc.	23,949	943,591
Hecla Mining Co.	977,921	2,777,296
Kaiser Aluminum Corp.	33,314	3,650,881
Materion Corp.	39,771	2,537,390
McEwen Mining, Inc. (a)	511,683	1,008,016
Newmont Mining Corp.	1,038,266	32,217,394
Nucor Corp.	614,951	38,434,438
Olympic Steel, Inc.	12,703	279,974
Paramount Gold Nevada Corp. (a)(b)	7,958	8,197
Pershing Gold Corp. (b)	31,696	41,522
Reliance Steel & Aluminum Co.	138,609	12,182,345
Royal Gold, Inc.	127,141	9,695,773
Ryerson Holding Corp. (b)	30,039	312,406
Schnitzer Steel Industries, Inc. Class A	62,341	1,642,685
Solitario Exploration & Royalty Corp. (b)	18,115	6,851
Steel Dynamics, Inc.	449,332	20,547,952
SunCoke Energy, Inc. (b)	119,717	1,336,042
Synalloy Corp. (a)	9,739	223,510
TimkenSteel Corp. (a)(b)	69,807	977,996
U.S. Antimony Corp. (b)	24,962	14,977
U.S. Gold Corp.	46	52
United States Steel Corp.	343,724	10,201,728
Universal Stainless & Alloy Products, Inc. (b)	13,897	420,801
Warrior Metropolitan Coal, Inc. (a)	86,484	2,079,940
Worthington Industries, Inc.	90,980	4,237,848
		233,221,977
Paper & Forest Products - 0.1%
Boise Cascade Co.	74,391	3,250,887
Clearwater Paper Corp. (b)	35,821	1,040,600
Domtar Corp.	128,751	6,553,426
Kapstone Paper & Packaging Corp.	170,425	5,854,099
Louisiana-Pacific Corp.	275,889	8,044,923
Mercer International, Inc. (SBI)	87,436	1,547,617
Neenah, Inc.	34,858	3,180,793
P.H. Glatfelter Co.	78,096	1,501,786
Resolute Forest Products (b)	168,368	2,315,060
Schweitzer-Mauduit International, Inc.	57,402	2,335,687
Verso Corp. (b)	69,099	2,169,018
		37,793,896

TOTAL MATERIALS		1,700,577,899

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	161,267	4,599,335
Agree Realty Corp.	70,090	4,000,036
Alexander & Baldwin, Inc.	155,313	3,645,196
Alexanders, Inc.	7,463	2,693,621
Alexandria Real Estate Equities, Inc.	194,551	24,970,621
American Assets Trust, Inc.	89,595	3,539,003
American Campus Communities, Inc.	265,755	11,143,107
American Homes 4 Rent Class A	475,496	11,031,507
American Tower Corp.	852,991	127,198,018
Americold Realty Trust	115,807	2,883,594
Apartment Investment & Management Co. Class A	313,759	13,742,644
Apple Hospitality (REIT), Inc.	411,429	7,261,722
Armada Hoffler Properties, Inc.	88,352	1,377,408
Ashford Hospitality Trust, Inc.	184,946	1,200,300
AvalonBay Communities, Inc.	264,965	48,565,435
Bluerock Residential Growth (REIT), Inc.	90,320	893,265
Boston Properties, Inc.	296,394	38,664,597
Braemar Hotels & Resorts, Inc.	47,533	549,006
Brandywine Realty Trust (SBI)	339,166	5,684,422
Brixmor Property Group, Inc.	590,586	10,760,477
BRT Realty Trust	189,164	2,434,541
Camden Property Trust (SBI)	177,479	16,871,154
CareTrust (REIT), Inc.	143,665	2,650,619
CatchMark Timber Trust, Inc.	100,692	1,262,678
CBL & Associates Properties, Inc. (a)	338,899	1,511,490
Cedar Realty Trust, Inc.	134,023	599,083
Chatham Lodging Trust	76,647	1,644,078
Chesapeake Lodging Trust	114,633	3,772,572
CIM Commercial Trust Corp.	6,057	94,489
City Office REIT, Inc.	67,579	872,445
Clipper Realty, Inc.	6,962	84,936
Colony NorthStar, Inc. (a)	981,801	6,018,440
Columbia Property Trust, Inc.	224,485	5,405,599
Community Healthcare Trust, Inc.	41,798	1,296,992
Condor Hospitality Trust, Inc.	108	1,129
CorEnergy Infrastructure Trust, Inc. (a)	18,244	682,873
CorePoint Lodging, Inc. (b)	70,925	1,478,786
CoreSite Realty Corp.	69,249	8,065,431
Corporate Office Properties Trust (SBI)	217,809	6,704,161
Corrections Corp. of America	221,394	5,731,891
Cousins Properties, Inc.	792,672	7,411,483
Crown Castle International Corp.	801,649	91,412,035
CubeSmart	366,464	11,195,475
CyrusOne, Inc.	193,698	12,970,018
DDR Corp.	292,764	4,095,768
DiamondRock Hospitality Co.	396,647	4,743,898
Digital Realty Trust, Inc.	400,800	49,811,424
Douglas Emmett, Inc.	314,526	12,285,386
Duke Realty Corp.	686,860	19,568,641
Easterly Government Properties, Inc.	107,765	2,182,241
EastGroup Properties, Inc.	63,814	6,207,188
Education Realty Trust, Inc.	147,468	6,102,226
Empire State Realty Trust, Inc.	295,222	5,192,955
EPR Properties	130,186	9,136,453
Equinix, Inc.	153,355	66,882,716
Equity Commonwealth (b)	237,117	7,601,971
Equity Lifestyle Properties, Inc.	174,997	16,953,709
Equity Residential (SBI)	709,071	48,039,560
Essex Property Trust, Inc.	126,754	31,216,975
Extra Space Storage, Inc.	240,925	22,215,694
Farmland Partners, Inc. (a)	105,443	744,428
Federal Realty Investment Trust (SBI)	138,774	18,125,272
First Industrial Realty Trust, Inc.	254,605	8,264,478
Forest City Realty Trust, Inc. Class A	522,472	13,140,171
Four Corners Property Trust, Inc.	120,965	3,258,797
Franklin Street Properties Corp.	202,564	1,735,973
Front Yard Residential Corp. Class B	111,755	1,365,646
Gaming & Leisure Properties	386,459	13,831,368
Getty Realty Corp.	62,136	1,808,779
Gladstone Commercial Corp.	76,606	1,525,225
Gladstone Land Corp. (a)	23,552	322,662
Global Medical REIT, Inc.	12,930	123,740
Global Net Lease, Inc.	130,726	2,835,447
Government Properties Income Trust (a)	190,011	3,213,086
Gramercy Property Trust	292,778	8,007,478
HCP, Inc.	908,266	24,550,430
Healthcare Realty Trust, Inc.	262,572	8,129,229
Healthcare Trust of America, Inc.	387,197	11,062,218
Hersha Hospitality Trust	71,283	1,682,279
Highwoods Properties, Inc. (SBI)	185,987	9,250,993
Hospitality Properties Trust (SBI)	312,543	9,060,622
Host Hotels & Resorts, Inc.	1,420,155	30,575,937
Hudson Pacific Properties, Inc.	313,901	10,622,410
Independence Realty Trust, Inc.	140,119	1,447,429
Industrial Logistics Properties Trust	67,268	1,619,141
InfraReit, Inc.	82,809	1,729,880
Investors Real Estate Trust	202,786	1,105,184
Invitation Homes, Inc.	549,647	12,845,250
Iron Mountain, Inc.	538,602	19,443,532
iStar Financial, Inc. (a)	129,923	1,453,838
JBG SMITH Properties	197,137	7,384,752
Jernigan Capital, Inc.	21,201	424,232
Kilroy Realty Corp.	183,382	13,412,559
Kimco Realty Corp.	819,855	14,027,719
Kite Realty Group Trust	170,320	2,977,194
Lamar Advertising Co. Class A	159,840	12,315,672
LaSalle Hotel Properties (SBI)	206,162	7,238,348
Lexington Corporate Properties Trust	399,211	3,728,631
Liberty Property Trust (SBI)	291,830	12,767,563
Life Storage, Inc.	90,026	8,786,538
LTC Properties, Inc.	76,598	3,557,977
Mack-Cali Realty Corp.	182,244	3,980,209
MedEquities Realty Trust, Inc.	56,982	610,277
Medical Properties Trust, Inc.	763,546	11,491,367
Mid-America Apartment Communities, Inc.	219,168	22,697,038
Monmouth Real Estate Investment Corp. Class A	144,924	2,520,228
National Health Investors, Inc.	85,662	6,788,714
National Retail Properties, Inc.	290,818	13,403,802
National Storage Affiliates Trust	107,421	3,046,460
New Senior Investment Group, Inc.	149,321	946,695
NexPoint Residential Trust, Inc.	32,020	1,034,246
NorthStar Realty Europe Corp.	99,105	1,359,721
Omega Healthcare Investors, Inc. (a)	384,407	12,704,651
One Liberty Properties, Inc.	42,541	1,224,755
Outfront Media, Inc.	278,838	5,540,511
Paramount Group, Inc.	417,609	6,631,631
Park Hotels & Resorts, Inc.	384,706	12,868,416
Pebblebrook Hotel Trust (a)	134,429	5,190,304
Pennsylvania Real Estate Investment Trust (SBI)	137,479	1,402,286
Physicians Realty Trust	357,866	6,259,076
Piedmont Office Realty Trust, Inc. Class A	250,343	4,966,805
Potlatch Corp.	118,272	5,712,538
Power (REIT) (b)	718	4,344
Preferred Apartment Communities, Inc. Class A	81,117	1,445,505
Prologis, Inc.	1,217,790	81,811,132
PS Business Parks, Inc.	42,672	5,565,709
Public Storage	290,191	61,688,803
QTS Realty Trust, Inc. Class A	103,526	4,734,244
Ramco-Gershenson Properties Trust (SBI)	161,970	2,261,101
Rayonier, Inc.	246,837	8,597,333
Realty Income Corp.	540,503	31,657,261
Regency Centers Corp.	280,156	18,498,701
Retail Opportunity Investments Corp.	207,087	4,087,897
Retail Properties America, Inc.	409,657	5,214,934
Rexford Industrial Realty, Inc.	174,524	5,672,030
RLJ Lodging Trust	347,260	7,608,467
Ryman Hospitality Properties, Inc.	99,071	8,790,570
Sabra Health Care REIT, Inc.	356,789	8,413,085
Safety Income and Growth, Inc.	12,370	204,105
Saul Centers, Inc.	23,905	1,434,300
SBA Communications Corp. Class A (b)	220,984	34,303,346
Select Income REIT	130,864	2,689,255
Senior Housing Properties Trust (SBI)	490,704	9,377,353
Seritage Growth Properties (a)	55,673	2,866,046
Simon Property Group, Inc.	597,704	109,397,763
SL Green Realty Corp.	168,216	17,561,750
Sotherly Hotels, Inc.	2,721	20,054
Spirit MTA REIT (a)	83,110	890,939
Spirit Realty Capital, Inc.	780,634	6,533,907
Stag Industrial, Inc.	200,184	5,779,312
Store Capital Corp.	322,243	9,283,821
Summit Hotel Properties, Inc.	229,907	3,156,623
Sun Communities, Inc.	161,888	16,703,604
Sunstone Hotel Investors, Inc.	432,350	7,254,833
Tanger Factory Outlet Centers, Inc. (a)	177,740	4,276,424
Taubman Centers, Inc.	118,985	7,687,621
Terreno Realty Corp.	97,945	3,762,067
The GEO Group, Inc.	235,799	5,982,221
The Macerich Co.	210,709	12,377,047
TIER REIT, Inc.	108,647	2,590,144
UDR, Inc.	504,145	20,150,676
UMH Properties, Inc.	79,886	1,274,981
Uniti Group, Inc. (a)	323,922	6,744,056
Universal Health Realty Income Trust (SBI)	38,916	2,967,345
Urban Edge Properties	212,899	4,866,871
Urstadt Biddle Properties, Inc. Class A	92,798	2,111,155
Ventas, Inc.	689,548	41,283,239
VEREIT, Inc.	1,855,911	14,513,224
Vornado Realty Trust	332,081	25,570,237
Washington Prime Group, Inc.	352,285	2,726,686
Washington REIT (SBI)	155,354	4,902,972
Weingarten Realty Investors (SBI)	250,007	7,732,717
Welltower, Inc.	717,418	47,858,955
Weyerhaeuser Co.	1,456,578	50,557,822
Wheeler REIT, Inc. (a)	6,770	37,303
Whitestone REIT Class B	105,336	1,436,783
WP Carey, Inc.	215,291	14,334,075
Xenia Hotels & Resorts, Inc.	197,955	4,802,388
		2,040,749,490
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	18,423	665,991
Boston Omaha Corp. (a)(b)	13,217	343,113
CBRE Group, Inc. (b)	576,875	28,157,269
Consolidated-Tomoka Land Co.	8,081	507,325
Forestar Group, Inc. (a)(b)	22,360	574,652
FRP Holdings, Inc. (b)	11,702	764,141
HFF, Inc.	77,093	3,500,793
Howard Hughes Corp. (b)	76,123	9,924,156
Jones Lang LaSalle, Inc.	85,898	13,101,163
Kennedy-Wilson Holdings, Inc.	251,133	5,386,803
Marcus & Millichap, Inc. (b)	26,096	950,155
Maui Land & Pineapple, Inc. (b)	31,310	397,637
RE/MAX Holdings, Inc.	32,840	1,617,370
Realogy Holdings Corp. (a)	250,072	5,349,040
Redfin Corp. (a)(b)	130,022	2,575,736
Retail Value, Inc. (b)	29,276	1,045,739
Stratus Properties, Inc. (b)	12,801	389,150
Tejon Ranch Co. (b)	29,778	661,965
The St. Joe Co. (a)(b)	125,813	2,163,984
Transcontinental Realty Investors, Inc. (b)	20,697	628,982
Trinity Place Holdings, Inc. (b)	7,019	42,816
VICI Properties, Inc.	138,928	2,904,984
		81,652,964

TOTAL REAL ESTATE		2,122,402,454

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc. (b)	135,810	267,546
AT&T, Inc.	14,049,911	448,754,157
Atlantic Tele-Network, Inc.	20,159	1,476,244
Bandwidth, Inc. (b)	11,272	513,552
CenturyLink, Inc.	1,904,600	40,682,256
Cincinnati Bell, Inc. (b)	118,793	1,544,309
Cogent Communications Group, Inc.	79,491	4,348,158
Consolidated Communications Holdings, Inc. (a)	126,066	1,488,839
Frontier Communications Corp. (a)	161,811	841,417
Globalstar, Inc. (a)(b)	800,187	408,015
IDT Corp. Class B	44,765	236,807
Iridium Communications, Inc. (a)(b)	166,538	3,372,395
Ooma, Inc. (b)	37,459	599,344
ORBCOMM, Inc. (b)	147,877	1,595,593
Pareteum Corp. (a)(b)	88,901	245,367
PDVWireless, Inc. (b)	18,833	565,932
Verizon Communications, Inc.	7,989,834	434,407,275
Vonage Holdings Corp. (b)	424,318	6,016,829
WideOpenWest, Inc. (a)(b)	35,967	419,016
Windstream Holdings, Inc. (a)(b)	76,326	359,495
Zayo Group Holdings, Inc. (b)	360,743	12,503,352
		960,645,898
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	115,811
Boingo Wireless, Inc. (b)	90,549	2,995,361
NII Holdings, Inc. (a)(b)	192,173	1,103,073
Shenandoah Telecommunications Co.	92,579	3,531,889
Spok Holdings, Inc.	43,148	662,322
Sprint Corp. (a)(b)	1,344,786	8,216,642
T-Mobile U.S., Inc. (b)	569,092	37,582,836
Telephone & Data Systems, Inc.	174,990	5,256,700
U.S. Cellular Corp. (b)	27,310	1,167,776
		60,632,410

TOTAL TELECOMMUNICATION SERVICES		1,021,278,308

UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc.	104,493	7,845,334
Alliant Energy Corp.	441,042	18,894,239
American Electric Power Co., Inc.	941,624	67,542,690
Duke Energy Corp.	1,356,125	110,171,595
Edison International	630,951	41,472,409
El Paso Electric Co.	80,794	4,952,672
Entergy Corp.	343,175	28,685,998
Evergy, Inc.	516,234	29,451,150
Eversource Energy	609,178	38,030,983
Exelon Corp.	1,852,392	80,968,054
FirstEnergy Corp.	868,107	32,449,840
Genie Energy Ltd. Class B	24,074	130,240
Hawaiian Electric Industries, Inc.	219,652	7,747,126
IDACORP, Inc.	102,567	10,036,181
MGE Energy, Inc.	72,899	4,771,240
NextEra Energy, Inc.	906,065	154,121,657
OGE Energy Corp.	377,699	13,910,654
Otter Tail Corp.	81,371	3,897,671
PG&E Corp.	996,068	45,998,420
Pinnacle West Capital Corp.	223,339	17,543,278
PNM Resources, Inc.	156,967	6,113,865
Portland General Electric Co.	174,192	8,082,509
PPL Corp.	1,360,295	40,455,173
Southern Co.	1,956,907	85,673,388
Spark Energy, Inc. Class A, (a)	24,582	216,322
Vistra Energy Corp. (b)	709,045	16,690,919
Xcel Energy, Inc.	983,494	47,256,887
		923,110,494
Gas Utilities - 0.2%
Atmos Energy Corp.	227,360	20,969,413
Chesapeake Utilities Corp.	32,292	2,777,112
National Fuel Gas Co.	165,416	9,185,550
New Jersey Resources Corp.	166,205	7,578,948
Northwest Natural Gas Co.	62,093	4,029,836
ONE Gas, Inc.	101,493	7,970,245
RGC Resources, Inc.	6,537	176,041
South Jersey Industries, Inc. (a)	159,735	5,300,007
Southwest Gas Holdings, Inc.	93,395	7,221,301
Spire, Inc.	102,174	7,617,072
UGI Corp.	328,308	17,745,047
		90,570,572
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	571,503	20,225,491
NRG Yield, Inc.:
Class A	44,523	876,658
Class C	167,464	3,324,160
Ormat Technologies, Inc.	74,908	3,943,906
Pattern Energy Group, Inc. (a)	171,450	3,494,151
Terraform Power, Inc.	103,630	1,158,583
The AES Corp.	1,264,774	17,023,858
		50,046,807
Multi-Utilities - 0.8%
Ameren Corp.	468,043	29,594,359
Avangrid, Inc.	138,427	6,829,988
Avista Corp.	128,677	6,602,417
Black Hills Corp. (a)	101,787	5,990,165
CenterPoint Energy, Inc.	820,763	22,809,004
CMS Energy Corp.	535,500	26,368,020
Consolidated Edison, Inc.	595,082	46,969,822
Dominion Resources, Inc.	1,260,445	89,201,693
DTE Energy Co.	343,228	38,146,360
MDU Resources Group, Inc.	379,742	10,591,004
NiSource, Inc.	663,795	17,968,931
NorthWestern Energy Corp.	103,581	6,210,717
Public Service Enterprise Group, Inc.	967,507	50,648,991
SCANA Corp.	278,583	10,680,872
Sempra Energy (a)	509,240	59,112,579
Unitil Corp.	58,643	2,964,404
Vectren Corp.	159,198	11,334,898
WEC Energy Group, Inc.	600,251	40,564,963
		482,589,187
Water Utilities - 0.1%
American States Water Co.	72,116	4,357,970
American Water Works Co., Inc.	337,468	29,538,574
Aqua America, Inc.	365,029	13,571,778
AquaVenture Holdings Ltd. (b)	20,099	365,400
Artesian Resources Corp. Class A	60,277	2,165,753
Cadiz, Inc. (a)(b)	46,921	450,442
California Water Service Group	95,596	3,933,775
Connecticut Water Service, Inc.	31,367	2,148,953
Middlesex Water Co.	39,650	1,815,970
Pure Cycle Corp. (b)	17,116	192,555
Select Energy Services, Inc. Class A (b)	113,670	1,551,596
SJW Corp.	29,404	1,702,786
York Water Co.	40,150	1,208,515
		63,004,067

TOTAL UTILITIES		1,609,321,127

TOTAL COMMON STOCKS
(Cost $34,330,940,945)		57,902,307,525
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (d)
(Cost $5,957,592)	6,000,000	5,957,196
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 1.97% (e)	307,770,942	$307,832,496
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	1,825,342,706	1,825,525,241
TOTAL MONEY MARKET FUNDS
(Cost $2,133,260,068)		2,133,357,737
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $36,470,158,605)		60,041,622,458
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(2,000,413,049)
NET ASSETS - 100%		$58,041,209,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	147	Sept. 2018	$12,793,410	$565,066	$565,066
CME E-mini S&P 500 Index Contracts (United States)	599	Sept. 2018	86,917,895	4,527,991	4,527,991
CME E-mini S&P MidCap 400 Index Contracts (United States)	32	Sept. 2018	6,545,920	243,778	243,778
TOTAL FUTURES CONTRACTS					$5,336,835

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,957,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,361,208
Fidelity Securities Lending Cash Central Fund	6,954,115
Total	$8,315,323

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,604,125,980	$7,604,125,980	$--	$--
Consumer Staples	3,485,437,063	3,485,437,063	--	--
Energy	3,229,447,104	3,229,447,104	--	--
Financials	8,237,523,499	8,237,523,499	--	--
Health Care	8,270,622,371	8,269,819,671	--	802,700
Industrials	5,958,058,160	5,958,058,160	--	--
Information Technology	14,663,513,560	14,663,513,560	--	--
Materials	1,700,577,899	1,700,474,715	--	103,184
Real Estate	2,122,402,454	2,122,402,454	--	--
Telecommunication Services	1,021,278,308	1,021,278,308	--	--
Utilities	1,609,321,127	1,609,321,127	--	--
U.S. Government and Government Agency Obligations	5,957,196	--	5,957,196	--
Money Market Funds	2,133,357,737	2,133,357,737	--	--
Total Investments in Securities:	$60,041,622,458	$60,034,759,378	$5,957,196	$905,884
Derivative Instruments:
Assets
Futures Contracts	$5,336,835	$5,336,835	$--	$--
Total Assets	$5,336,835	$5,336,835	$--	$--
Total Derivative Instruments:	$5,336,835	$5,336,835	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,336,835	$0
Total Equity Risk	5,336,835	0
Total Value of Derivatives	$5,336,835	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,785,418,856) — See accompanying schedule: Unaffiliated issuers (cost $34,336,898,537)	$57,908,264,721
Fidelity Central Funds (cost $2,133,260,068)	2,133,357,737
Total Investment in Securities (cost $36,470,158,605)		$60,041,622,458
Segregated cash with brokers for derivative instruments		8,720,656
Cash		9,438,923
Receivable for fund shares sold		65,862,664
Dividends receivable		94,694,052
Distributions receivable from Fidelity Central Funds		1,334,076
Receivable for daily variation margin on futures contracts		210,927
Other receivables		614,840
Total assets		60,222,498,596
Liabilities
Payable for investments purchased	$49,191,017
Payable for fund shares redeemed	305,481,434
Accrued management fee	707,464
Other payables and accrued expenses	895,166
Collateral on securities loaned	1,825,014,106
Total liabilities		2,181,289,187
Net Assets		$58,041,209,409
Net Assets consist of:
Paid in capital		$33,983,028,655
Undistributed net investment income		490,441,785
Accumulated undistributed net realized gain (loss) on investments		(9,061,719)
Net unrealized appreciation (depreciation) on investments		23,576,800,688
Net Assets		$58,041,209,409
Investor Class:
Net Asset Value, offering price and redemption price per share ($896,095,874 ÷ 10,667,382 shares)		$84.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($30,147,015,917 ÷ 358,832,234 shares)		$84.01
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,777,134,844 ÷ 44,963,568 shares)		$84.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($8,884,841,017 ÷ 105,771,661 shares)		$84.00
Class F:
Net Asset Value, offering price and redemption price per share ($14,336,121,757 ÷ 170,618,002 shares)		$84.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$490,626,239
Interest		46,977
Income from Fidelity Central Funds (including $6,954,115 from security lending)		8,315,323
Total income		498,988,539
Expenses
Management fee	$4,005,590
Transfer agent fees	2,802,870
Independent trustees' fees and expenses	131,478
Legal	3,348
Interest	16,268
Commitment fees	71,142
Total expenses before reductions	7,030,696
Expense reductions	(6,402)
Total expenses after reductions		7,024,294
Net investment income (loss)		491,964,245
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	129,861,925
Fidelity Central Funds	(16,578)
Futures contracts	12,178,931
Total net realized gain (loss)		142,024,278
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,071,504,045
Fidelity Central Funds	(13,648)
Futures contracts	1,169,644
Total change in net unrealized appreciation (depreciation)		4,072,660,041
Net gain (loss)		4,214,684,319
Net increase (decrease) in net assets resulting from operations		$4,706,648,564

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491,964,245	$830,794,882
Net realized gain (loss)	142,024,278	310,972,014
Change in net unrealized appreciation (depreciation)	4,072,660,041	5,665,452,634
Net increase (decrease) in net assets resulting from operations	4,706,648,564	6,807,219,530
Distributions to shareholders from net investment income	(167,025,734)	(778,723,850)
Distributions to shareholders from net realized gain	(10,522,734)	(315,859,948)
Total distributions	(177,548,468)	(1,094,583,798)
Share transactions - net increase (decrease)	3,339,415,507	4,369,390,868
Total increase (decrease) in net assets	7,868,515,603	10,082,026,600
Net Assets
Beginning of period	50,172,693,806	40,090,667,206
End of period	$58,041,209,409	$50,172,693,806
Other Information
Undistributed net investment income end of period	$490,441,785	$165,503,274

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$68.20	$55.32	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	.71	1.30	1.20	1.13	1.10	.92
Net realized and unrealized gain (loss)	6.12	9.65	13.20	(5.97)	6.51	10.74
Total from investment operations	6.83	10.95	14.40	(4.84)	7.61	11.66
Distributions from net investment income	(.24)	(1.21)	(1.13)	(1.11)	(.94)	(.80)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.26)	(1.72)	(1.52)	(1.42)	(.94)	(.80)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$84.00	$77.43	$68.20	$55.32	$61.58	$54.91
Total ReturnD,E	8.85%	16.16%	26.22%	(7.96)%	13.94%	26.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.09%	.09%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.08%H	.09%	.09%	.10%	.10%	.10%
Expenses net of all reductions	.08%H	.09%	.09%	.10%	.10%	.10%
Net investment income (loss)	1.79%H	1.79%	1.96%	1.90%	1.91%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$896,096	$794,446	$736,989	$1,932,568	$1,943,259	$1,694,212
Portfolio turnover rateI	5%H	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.44	$68.20	$55.32	$61.59	$54.91	$44.06
Income from Investment Operations
Net investment income (loss)B	.73	1.34	1.25	1.16	1.13	.94
Net realized and unrealized gain (loss)	6.11	9.66	13.18	(5.98)	6.52	10.73
Total from investment operations	6.84	11.00	14.43	(4.82)	7.65	11.67
Distributions from net investment income	(.25)	(1.25)	(1.16)	(1.14)	(.97)	(.82)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)	(1.76)	(1.55)	(1.45)	(.97)	(.82)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$84.01	$77.44	$68.20	$55.32	$61.59	$54.91
Total ReturnD,E	8.87%	16.23%	26.28%	(7.92)%	14.02%	26.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.04%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%H	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.03%H	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.83%H	1.84%	2.00%	1.95%	1.96%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$30,147,016	$27,441,887	$23,288,507	$18,866,595	$18,860,117	$14,943,835
Portfolio turnover rateI	5%H	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.43	$68.19	$55.31	$61.58	$54.91	$44.05
Income from Investment Operations
Net investment income (loss)B	.73	1.34	1.26	1.17	1.13	.94
Net realized and unrealized gain (loss)	6.11	9.66	13.18	(5.98)	6.52	10.75
Total from investment operations	6.84	11.00	14.44	(4.81)	7.65	11.69
Distributions from net investment income	(.25)	(1.25)	(1.16)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)	(1.76)	(1.56)C	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$84.00	$77.43	$68.19	$55.31	$61.58	$54.91
Total ReturnE,F	8.87%	16.24%	26.30%	(7.92)%	14.01%	26.69%
Ratios to Average Net AssetsG,H
Expenses before reductions	.03%I	.03%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.03%I	.03%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.03%I	.03%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.84%I	1.85%	2.01%	1.96%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,777,135	$3,341,899	$2,345,441	$1,199,719	$1,307,281	$1,254,047
Portfolio turnover rateJ	5%I	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.42	$68.19	$55.31	$61.58	$54.90	$44.05
Income from Investment Operations
Net investment income (loss)B	.73	1.36	1.28	1.17	1.14	.95
Net realized and unrealized gain (loss)	6.12	9.65	13.17	(5.98)	6.52	10.73
Total from investment operations	6.85	11.01	14.45	(4.81)	7.66	11.68
Distributions from net investment income	(.26)	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)C	(1.78)	(1.57)D	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$84.00	$77.42	$68.19	$55.31	$61.58	$54.90
Total ReturnF,G	8.89%	16.25%	26.32%	(7.91)%	14.04%	26.67%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.05%	.04%	.06%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.85%J	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$8,884,841	$6,114,864	$4,684,669	$800,304	$1,022,585	$740,877
Portfolio turnover rateK	5%J	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.016 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Market Index Fund Class F

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$77.45	$68.21	$55.32	$61.59	$54.92	$44.06
Income from Investment Operations
Net investment income (loss)B	.73	1.36	1.26	1.17	1.14	.95
Net realized and unrealized gain (loss)	6.11	9.66	13.20	(5.98)	6.51	10.74
Total from investment operations	6.84	11.02	14.46	(4.81)	7.65	11.69
Distributions from net investment income	(.26)	(1.27)	(1.17)	(1.15)	(.98)	(.83)
Distributions from net realized gain	(.02)	(.51)	(.39)	(.31)	–	–
Total distributions	(.27)C	(1.78)	(1.57)D	(1.46)	(.98)	(.83)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$84.02	$77.45	$68.21	$55.32	$61.59	$54.92
Total ReturnF,G	8.87%	16.26%	26.33%	(7.91)%	14.01%	26.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.02%J	.02%	.02%	.04%	.04%	.05%
Expenses net of all reductions	.02%J	.02%	.02%	.04%	.04%	.05%
Net investment income (loss)	1.85%J	1.86%	2.02%	1.97%	1.97%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$14,336,122	$12,479,597	$9,035,061	$6,659,560	$6,368,808	$5,088,489
Portfolio turnover rateK	5%J	2%	4%	3%	2%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.016 per share.

 D Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Tesla, Inc.	0.8
ServiceNow, Inc.	0.7
Worldpay, Inc.	0.6
Square, Inc.	0.5
Las Vegas Sands Corp.	0.5
Workday, Inc. Class A	0.4
Palo Alto Networks, Inc.	0.4
T-Mobile U.S., Inc.	0.4
Dell Technologies, Inc.	0.4
Splunk, Inc.	0.4
5.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	19.8
Financials	16.3
Consumer Discretionary	14.1
Industrials	13.5
Health Care	12.7
Real Estate	8.0
Materials	5.0
Energy	4.3
Consumer Staples	2.8
Utilities	2.5
Fidelity® Extended Market Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
Adient PLC (a)	415,157	$17,972,147
American Axle & Manufacturing Holdings, Inc. (a)(b)	446,529	7,908,029
Autoliv, Inc. (a)	389,696	34,718,017
CDTi Advanced Materials, Inc. (a)(b)	23,121	8,786
Cooper Tire & Rubber Co.	226,038	6,521,196
Cooper-Standard Holding, Inc. (b)	73,338	10,152,179
Dana Holding Corp.	655,624	12,830,562
Delphi Technologies PLC	395,514	13,933,958
Dorman Products, Inc. (a)(b)	134,628	10,902,175
Fox Factory Holding Corp. (b)	169,599	11,202,014
Gentex Corp.	1,224,509	28,629,020
Gentherm, Inc. (a)(b)	166,226	8,178,319
Hertz Global Holdings, Inc. (a)(b)	373,428	6,576,067
Horizon Global Corp. (a)(b)	104,364	809,865
LCI Industries	113,240	10,525,658
Lear Corp.	294,282	47,732,540
Modine Manufacturing Co. (b)	227,805	3,838,514
Motorcar Parts of America, Inc. (a)(b)	88,120	2,338,705
Shiloh Industries, Inc. (b)	59,119	530,889
Standard Motor Products, Inc.	95,988	4,873,311
Stoneridge, Inc. (b)	121,984	3,650,981
Strattec Security Corp.	16,077	551,441
Superior Industries International, Inc.	101,962	2,212,575
Sypris Solutions, Inc. (b)	33,367	53,387
Tenneco, Inc.	229,232	9,808,837
Tower International, Inc.	96,360	3,256,968
Unique Fabricating, Inc. (a)	9,426	75,408
UQM Technologies, Inc. (a)(b)	135,330	162,396
Veoneer, Inc. (a)(b)	390,087	19,480,945
Visteon Corp. (a)(b)	131,112	14,473,454
VOXX International Corp. (b)	81,933	442,438
Workhorse Group, Inc. (a)(b)	96,155	98,078
		294,448,859
Automobiles - 0.9%
REV Group, Inc. (a)	127,715	2,172,432
Tesla, Inc. (a)(b)	600,021	181,002,265
Thor Industries, Inc.	220,657	21,059,504
Winnebago Industries, Inc.	130,656	4,827,739
		209,061,940
Distributors - 0.2%
Core-Mark Holding Co., Inc.	210,476	7,528,727
Educational Development Corp.	32,392	388,704
Pool Corp.	182,120	29,915,031
Weyco Group, Inc.	33,001	1,170,545
		39,003,007
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (b)	269,943	12,916,773
American Public Education, Inc. (b)	73,999	2,571,465
Ascent Capital Group, Inc. (b)	46,583	95,495
Aspen Group, Inc. (b)	4,559	35,013
Bridgepoint Education, Inc. (b)	125,853	1,480,031
Bright Horizons Family Solutions, Inc. (b)	262,457	31,345,240
Cambium Learning Group, Inc. (b)	62,373	834,551
Career Education Corp. (b)	294,392	4,695,552
Carriage Services, Inc.	68,174	1,552,322
Chegg, Inc. (a)(b)	373,057	12,079,586
Collectors Universe, Inc.	36,664	547,394
Graham Holdings Co.	20,070	11,292,386
Grand Canyon Education, Inc. (b)	212,371	25,301,881
Houghton Mifflin Harcourt Co. (b)	454,966	2,934,531
K12, Inc. (b)	174,512	2,889,919
Laureate Education, Inc. Class A (b)	239,109	3,818,571
Lincoln Educational Services Corp. (b)	82,611	181,744
National American University Holdings, Inc.	22,806	20,069
Regis Corp. (a)(b)	157,058	3,359,471
Service Corp. International	816,351	34,254,088
ServiceMaster Global Holdings, Inc. (b)	607,007	36,584,312
Sotheby's Class A (Ltd. vtg.) (a)(b)	164,729	7,910,287
Strategic Education, Inc.	93,644	12,994,978
Universal Technical Institute, Inc. (b)	85,915	233,689
Weight Watchers International, Inc. (a)(b)	164,897	12,350,785
Xpresspa Group, Inc. (a)(b)	92,290	15,929
		222,296,062
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	1,097,334	45,078,481
Ark Restaurants Corp.	8,300	185,090
Belmond Ltd. Class A (b)	377,445	6,322,204
BFC Financial Corp. Class A	322,999	2,399,883
Biglari Holdings, Inc. (b)	449	430,196
Biglari Holdings, Inc. (a)(b)	4,931	974,119
BJ's Restaurants, Inc.	79,787	6,039,876
Bloomin' Brands, Inc.	408,528	7,884,590
Bojangles', Inc. (a)(b)	81,225	1,185,885
Boyd Gaming Corp.	365,028	13,294,320
Brinker International, Inc.	194,122	8,595,722
Caesars Entertainment Corp. (a)(b)	619,589	6,319,808
Carrols Restaurant Group, Inc. (b)	164,134	2,593,317
Century Casinos, Inc. (b)	117,212	937,696
Chanticleer Holdings, Inc. (a)(b)	9,043	23,060
Choice Hotels International, Inc.	161,267	12,586,889
Churchill Downs, Inc.	50,810	14,358,906
Chuy's Holdings, Inc. (a)(b)	80,703	2,336,352
Cracker Barrel Old Country Store, Inc. (a)	107,050	15,960,085
Dave & Buster's Entertainment, Inc. (a)(b)	178,667	10,393,059
Del Frisco's Restaurant Group, Inc. (b)	141,158	1,333,943
Del Taco Restaurants, Inc. (b)	165,354	2,138,027
Denny's Corp. (b)	300,088	4,522,326
Dine Brands Global, Inc. (a)	81,512	6,799,731
Diversified Restaurant Holdings, Inc. (b)	53,847	64,078
Domino's Pizza, Inc.	188,801	56,368,427
Dover Downs Gaming & Entertainment, Inc. (a)(b)	99,329	317,853
Dover Motorsports, Inc.	22,265	45,643
Drive Shack, Inc. (a)(b)	273,459	1,695,446
Dunkin' Brands Group, Inc. (a)	366,649	26,725,046
El Pollo Loco Holdings, Inc. (a)(b)	95,555	1,137,105
Eldorado Resorts, Inc. (a)(b)	270,640	13,004,252
Empire Resorts, Inc. (b)	9,190	114,416
Extended Stay America, Inc. unit	858,074	17,315,933
Famous Dave's of America, Inc. (a)(b)	20,722	137,801
Fiesta Restaurant Group, Inc. (a)(b)	124,405	3,576,644
Flanigans Enterprises, Inc.	1,099	30,663
Full House Resorts, Inc. (b)	33,775	103,014
Gaming Partners International Corp.	1,555	13,529
Golden Entertainment, Inc. (a)(b)	76,111	2,207,980
Good Times Restaurants, Inc. (a)(b)	40,245	197,201
Habit Restaurants, Inc. Class A (a)(b)	104,122	1,723,219
Hilton Grand Vacations, Inc. (b)	429,083	14,013,851
Hyatt Hotels Corp. Class A	205,010	15,859,574
ILG, Inc.	468,826	16,001,031
Inspired Entertainment, Inc. (a)(b)	65,633	465,994
International Speedway Corp. Class A	109,682	4,842,460
J. Alexanders Holdings, Inc. (b)	57,936	718,406
Jack in the Box, Inc.	125,955	11,416,561
Jamba, Inc. (a)(b)	72,308	938,558
Kona Grill, Inc. (a)(b)	42,354	108,003
Las Vegas Sands Corp.	1,620,450	106,009,839
Lindblad Expeditions Holdings (b)	124,865	1,896,699
Luby's, Inc. (b)	53,936	108,951
Marriott Vacations Worldwide Corp. (a)	106,632	12,689,208
Monarch Casino & Resort, Inc. (b)	51,970	2,445,189
Nathan's Famous, Inc.	14,061	1,247,211
Noodles & Co. (a)(b)	179,808	2,211,638
Papa John's International, Inc. (a)	104,923	4,839,049
Papa Murphy's Holdings, Inc. (a)(b)	42,478	235,753
Peak Resorts, Inc.	18,552	94,615
Penn National Gaming, Inc. (a)(b)	374,892	12,918,778
Pinnacle Entertainment, Inc. (b)	245,051	8,390,546
Planet Fitness, Inc. (b)	391,065	20,089,009
Playa Hotels & Resorts NV (b)	307,268	3,174,078
PlayAGS, Inc. (a)(b)	100,762	3,228,414
Potbelly Corp. (a)(b)	109,327	1,481,381
Rave Restaurant Group, Inc. (a)(b)	27,004	34,835
RCI Hospitality Holdings, Inc.	40,076	1,299,665
Red Lion Hotels Corp. (b)	142,774	1,948,865
Red Robin Gourmet Burgers, Inc. (a)(b)	58,123	2,400,480
Red Rock Resorts, Inc.	313,105	10,219,747
Ruth's Hospitality Group, Inc.	138,050	4,251,940
Scientific Games Corp. Class A (a)(b)	240,593	7,289,968
SeaWorld Entertainment, Inc. (a)(b)	301,930	8,852,588
Shake Shack, Inc. Class A (a)(b)	91,352	5,522,228
Six Flags Entertainment Corp. (a)	343,574	23,208,424
Sonic Corp. (a)	167,298	5,999,306
Speedway Motorsports, Inc.	52,361	936,738
Texas Roadhouse, Inc. Class A	291,972	20,131,469
The Cheesecake Factory, Inc. (a)	191,688	10,192,051
The ONE Group Hospitality, Inc. (b)	64	202
Town Sports International Holdings, Inc. (a)(b)	117,611	1,076,141
U.S. Foods Holding Corp. (b)	610,625	19,900,269
Vail Resorts, Inc.	180,033	53,658,836
Wendy's Co.	793,027	13,996,927
Wingstop, Inc.	134,876	9,029,948
Wyndham Destinations, Inc.	438,771	19,393,678
Wyndham Hotels & Resorts, Inc.	448,589	25,457,426
Zoe's Kitchen, Inc. (a)(b)	84,372	1,155,896
		788,854,238
Household Durables - 1.0%
AV Homes, Inc. (a)(b)	48,545	1,041,290
Bassett Furniture Industries, Inc.	44,549	1,040,219
Beazer Homes U.S.A., Inc. (b)	161,535	2,069,263
Cavco Industries, Inc. (b)	38,753	9,509,986
Century Communities, Inc. (b)	107,446	3,142,796
Comstock Holding Companies, Inc. (a)(b)	5,255	14,714
CSS Industries, Inc.	38,366	532,520
Dixie Group, Inc. (b)	52,063	88,507
Emerson Radio Corp. (b)	23,944	34,958
Ethan Allen Interiors, Inc.	120,058	2,671,291
Flexsteel Industries, Inc.	27,568	983,626
GoPro, Inc. Class A (a)(b)	488,399	3,130,638
Green Brick Partners, Inc. (b)	126,138	1,318,142
Hamilton Beach Brands Holding Co. Class A	31,310	724,827
Helen of Troy Ltd. (b)	118,161	14,055,251
Hooker Furniture Corp.	53,135	2,234,327
Hovnanian Enterprises, Inc. Class A (a)(b)	570,695	890,284
Installed Building Products, Inc. (a)(b)	93,224	4,339,577
iRobot Corp. (a)(b)	123,457	14,012,370
KB Home	384,332	9,550,650
Koss Corp. (b)	1,363	4,961
La-Z-Boy, Inc.	210,116	6,986,357
LGI Homes, Inc. (a)(b)	82,020	4,724,352
Libbey, Inc.	99,416	977,259
Lifetime Brands, Inc.	49,035	571,258
Live Ventures, Inc. (a)(b)	13,437	139,207
M.D.C. Holdings, Inc.	197,575	6,263,128
M/I Homes, Inc. (b)	126,733	3,283,652
Meritage Homes Corp. (b)	168,966	7,290,883
New Home Co. LLC (a)(b)	56,015	491,812
Nova LifeStyle, Inc. (a)(b)	94,559	168,315
NVR, Inc. (b)	15,014	40,064,108
Roku, Inc. Class A (a)	197,461	11,746,955
Skyline Champion Corp. (a)	37,140	1,073,717
Taylor Morrison Home Corp. (b)	490,101	9,537,365
Tempur Sealy International, Inc. (a)(b)	205,288	11,370,902
Toll Brothers, Inc.	620,900	22,495,207
TopBuild Corp. (b)	158,127	9,848,150
TRI Pointe Homes, Inc. (a)(b)	696,854	10,097,414
Tupperware Brands Corp.	232,323	7,555,144
Turtle Beach Corp. (a)(b)	30,978	709,706
Universal Electronics, Inc. (b)	64,631	2,792,059
Vuzix Corp. (a)(b)	105,859	688,084
William Lyon Homes, Inc. (b)	130,949	2,562,672
Zagg, Inc. (b)	126,039	2,041,832
		234,869,735
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (b)	149,584	1,802,487
Blue Apron Holdings, Inc. Class A (a)(b)	167,209	337,762
CafePress, Inc. (b)	18,525	23,527
Duluth Holdings, Inc. (a)(b)	50,523	1,462,136
EVINE Live, Inc. (b)	202,505	259,206
FTD Companies, Inc. (b)	72,589	259,869
Gaia, Inc. Class A (b)	63,495	1,111,163
Groupon, Inc. (a)(b)	1,799,969	7,685,868
Lands' End, Inc. (a)(b)	79,744	2,049,421
Liberty Expedia Holdings, Inc. (b)	243,141	11,220,957
Liberty Interactive Corp. QVC Group Series A (b)	1,997,862	41,535,551
Liberty TripAdvisor Holdings, Inc. (a)(b)	321,787	5,100,324
NutriSystem, Inc. (a)	131,713	4,873,381
Overstock.com, Inc. (a)(b)	91,080	2,659,536
PetMed Express, Inc. (a)	90,589	3,323,710
Shutterfly, Inc. (a)(b)	146,417	11,373,673
U.S. Auto Parts Network, Inc. (b)	61,593	89,926
Wayfair LLC Class A (a)(b)	193,361	26,136,606
		121,305,103
Leisure Products - 0.4%
American Outdoor Brands Corp. (a)(b)	234,376	3,288,295
Brunswick Corp.	392,116	26,044,345
Callaway Golf Co.	434,031	9,900,247
Clarus Corp.	96,677	1,000,607
Escalade, Inc.	32,990	438,767
JAKKS Pacific, Inc. (a)(b)	84,913	216,528
Johnson Outdoors, Inc. Class A	26,035	2,636,825
Malibu Boats, Inc. Class A (b)	91,698	4,420,761
Marine Products Corp.	24,746	486,011
MCBC Holdings, Inc. (b)	80,733	2,225,809
Nautilus, Inc. (b)	139,378	2,041,888
Polaris Industries, Inc.	261,830	28,395,464
Sturm, Ruger & Co., Inc. (a)	79,114	5,178,011
Summer Infant, Inc. (b)	36,722	70,506
Vista Outdoor, Inc. (a)(b)	255,466	4,718,457
		91,062,521
Media - 2.6%
A.H. Belo Corp. Class A	69,528	305,923
Alliance MMA, Inc. (a)(b)	30,530	9,159
Altice U.S.A., Inc. Class A	533,044	9,552,148
AMC Entertainment Holdings, Inc. Class A	228,936	4,361,231
AMC Networks, Inc. Class A (a)(b)	204,624	12,852,433
Ballantyne of Omaha, Inc. (b)	46,879	203,924
Beasley Broadcast Group, Inc. Class A	15,847	119,645
Cable One, Inc. (a)	20,703	17,343,731
Central European Media Enterprises Ltd. Class A (a)(b)	429,345	1,631,511
Cinedigm Corp. (a)(b)	23,291	29,114
Cinemark Holdings, Inc.	473,165	17,658,518
Clear Channel Outdoor Holding, Inc. Class A	150,322	683,965
Daily Journal Corp. (a)(b)	4,233	1,009,359
E.W. Scripps Co. Class A	255,555	3,748,992
Emmis Communications Corp. Class A (b)	24,302	123,454
Entercom Communications Corp. Class A (a)	620,104	4,867,816
Entravision Communication Corp. Class A	275,793	1,447,913
Fluent, Inc. (a)(b)	178,990	429,576
Gannett Co., Inc.	504,935	5,190,732
GCI Liberty, Inc. (b)	452,051	22,186,663
Global Eagle Entertainment, Inc. (a)(b)	266,502	708,895
Gray Television, Inc. (b)	346,794	6,051,555
Harte-Hanks, Inc. (b)	20,159	173,166
Hemisphere Media Group, Inc. (b)	92,913	1,272,908
Insignia Systems, Inc. (b)	22,471	48,987
John Wiley & Sons, Inc. Class A	208,990	13,490,305
Lee Enterprises, Inc. (a)(b)	220,079	627,225
Liberty Broadband Corp.:
Class A (a)(b)	155,935	12,630,735
Class C (b)	639,047	51,820,321
Liberty Global PLC:
Class A (b)	968,528	25,966,236
Class C (a)(b)	2,677,538	69,321,459
Liberty Latin America Ltd. (a)(b)	539,966	10,599,533
Liberty Latin America Ltd. Class A (a)(b)	192,335	3,790,923
Liberty Media Corp.:
Liberty Braves Class A (b)	50,029	1,334,774
Liberty Braves Class C (a)(b)	148,739	3,951,995
Liberty Formula One Group Series C (b)	885,276	32,719,801
Liberty Media Class A (a)(b)	133,732	4,677,945
Liberty SiriusXM Series A (b)	436,353	20,395,139
Liberty SiriusXM Series C (b)	684,888	32,217,132
Lions Gate Entertainment Corp.:
Class A (a)	266,609	6,270,644
Class B (a)	524,665	11,778,729
Live Nation Entertainment, Inc. (a)(b)	610,005	30,305,048
LiveXLive Media, Inc. (a)(b)	104,452	529,572
Loral Space & Communications Ltd. (a)(b)	54,083	2,398,581
Marcus Corp.	88,925	3,610,355
Meredith Corp.	177,041	9,144,168
MSG Network, Inc. Class A (a)(b)	281,615	6,843,245
National CineMedia, Inc.	271,241	2,468,293
New Media Investment Group, Inc.	282,428	4,490,605
Nexstar Broadcasting Group, Inc. Class A (a)	201,548	16,526,936
NTN Communications, Inc. (a)(b)	20,786	103,564
Reading International, Inc. Class A (b)	94,967	1,528,969
RLJ Entertainment, Inc. (b)	84,322	527,013
Saga Communications, Inc. Class A	17,067	648,546
Salem Communications Corp. Class A	38,194	147,047
Scholastic Corp.	121,503	5,107,986
Sinclair Broadcast Group, Inc. Class A	338,987	9,813,674
Sirius XM Holdings, Inc. (a)	6,382,464	45,315,494
Social Reality, Inc. (a)(b)	34,667	150,455
SPAR Group, Inc. (a)(b)	143,038	145,899
Tegna, Inc.	974,297	11,340,817
The Madison Square Garden Co. (b)	73,987	22,339,635
The McClatchy Co. Class A (a)(b)	20,452	184,068
The New York Times Co. Class A (a)	574,286	13,380,864
Townsquare Media, Inc.	39,720	354,700
Tribune Media Co. Class A	317,294	11,704,976
tronc, Inc. (b)	114,154	1,883,541
Urban One, Inc. Class D (non-vtg.) (b)	112,382	247,240
World Wrestling Entertainment, Inc. Class A (a)	177,463	15,512,041
		630,357,546
Multiline Retail - 0.2%
Big Lots, Inc. (a)	188,705	8,123,750
Dillard's, Inc. Class A (a)	88,484	6,953,073
Fred's, Inc. Class A (a)	145,522	248,843
JC Penney Corp., Inc. (a)(b)	1,391,260	2,462,530
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	220,892	19,239,693
Sears Holdings Corp. (a)(b)	137,613	184,401
Tuesday Morning Corp. (a)(b)	191,458	583,947
		37,796,237
Specialty Retail - 1.9%
Aaron's, Inc. Class A	277,390	13,791,831
Abercrombie & Fitch Co. Class A	305,387	6,617,736
America's Car Mart, Inc. (b)	32,267	2,692,681
American Eagle Outfitters, Inc.	748,803	19,438,926
Appliance Recycling Centers of America, Inc. (b)	2,912	3,116
Armstrong Flooring, Inc. (b)	107,523	1,882,728
Asbury Automotive Group, Inc. (b)	79,754	5,941,673
Ascena Retail Group, Inc. (a)(b)	760,695	3,483,983
At Home Group, Inc. (a)(b)	114,088	3,925,768
AutoNation, Inc. (a)(b)	260,707	11,823,062
Barnes & Noble Education, Inc. (b)	167,418	1,001,160
Barnes & Noble, Inc. (a)	282,172	1,481,403
Bed Bath & Beyond, Inc.	623,918	11,193,089
Big 5 Sporting Goods Corp. (a)	96,400	549,480
Blink Charging Co. (a)	48,416	154,447
Boot Barn Holdings, Inc. (a)(b)	120,662	3,611,414
Build-A-Bear Workshop, Inc. (b)	60,976	560,979
Burlington Stores, Inc. (b)	301,209	50,657,330
Caleres, Inc.	201,174	8,143,524
Camping World Holdings, Inc. (a)	137,047	2,838,243
Cars.com, Inc. (a)(b)	323,274	8,699,303
Chico's FAS, Inc.	569,523	5,194,050
Christopher & Banks Corp. (a)(b)	139,716	136,922
Citi Trends, Inc.	68,267	2,112,181
Conn's, Inc. (a)(b)	121,175	4,968,175
Destination Maternity Corp. (a)(b)	70,933	356,084
Destination XL Group, Inc. (a)(b)	161,954	445,374
DGSE Companies, Inc. (a)(b)	6,800	4,552
Dick's Sporting Goods, Inc. (a)	344,167	12,885,612
DSW, Inc. Class A (a)	318,244	10,584,795
Express, Inc. (a)(b)	350,263	3,929,951
Five Below, Inc. (a)(b)	247,751	28,855,559
Floor & Decor Holdings, Inc. Class A (a)(b)	200,563	7,372,696
Francesca's Holdings Corp. (a)(b)	161,057	1,011,438
GameStop Corp. Class A (a)	446,525	5,925,387
Genesco, Inc. (a)(b)	87,079	4,427,967
GNC Holdings, Inc. Class A (a)(b)	305,807	948,002
Group 1 Automotive, Inc.	90,525	6,978,572
Guess?, Inc.	267,769	6,560,341
Haverty Furniture Companies, Inc.	83,237	1,839,538
Hibbett Sports, Inc. (a)(b)	85,321	1,753,347
InfoSonics Corp. (b)	1,646	6,090
Kirkland's, Inc. (a)(b)	63,574	577,888
Lithia Motors, Inc. Class A (sub. vtg.) (a)	107,785	9,312,624
Lumber Liquidators Holdings, Inc. (a)(b)	123,416	2,151,141
MarineMax, Inc. (b)	98,126	2,207,835
Michaels Companies, Inc. (a)(b)	488,557	8,300,583
Monro, Inc. (a)	147,644	10,475,342
Murphy U.S.A., Inc. (a)(b)	136,733	11,346,104
New York & Co., Inc. (a)(b)	121,608	553,316
Office Depot, Inc.	2,271,839	7,610,661
Party City Holdco, Inc. (a)(b)	120,567	1,850,703
Penske Automotive Group, Inc. (a)	160,272	8,435,115
Pier 1 Imports, Inc. (a)	329,915	607,044
Rent-A-Center, Inc. (a)(b)	242,006	3,567,168
RH (a)(b)	85,455	13,587,345
Sally Beauty Holdings, Inc. (a)(b)	544,765	8,389,381
Sears Hometown & Outlet Stores, Inc. (a)(b)	47,413	142,239
Shoe Carnival, Inc.	48,930	2,175,428
Signet Jewelers Ltd. (a)	263,848	16,939,042
Sleep Number Corp. (a)(b)	167,458	5,643,335
Sonic Automotive, Inc. Class A (sub. vtg.)	106,428	2,288,202
Sportsman's Warehouse Holdings, Inc. (a)(b)	164,128	937,171
Stage Stores, Inc. (a)	125,887	264,363
Stein Mart, Inc. (a)(b)	118,280	275,592
Tailored Brands, Inc. (a)	217,999	5,131,696
Tandy Leather Factory, Inc. (b)	3,017	22,778
The Buckle, Inc. (a)	131,998	3,398,949
The Cato Corp. Class A (sub. vtg.)	109,621	2,351,370
The Children's Place Retail Stores, Inc.	73,993	10,414,515
The Container Store Group, Inc. (b)	73,884	834,889
Tile Shop Holdings, Inc.	171,080	1,308,762
Tilly's, Inc.	62,718	1,475,127
Trans World Entertainment Corp. (b)	28,580	26,582
Urban Outfitters, Inc. (b)	353,862	16,447,506
Vitamin Shoppe, Inc. (a)(b)	108,281	1,385,997
Williams-Sonoma, Inc. (a)	344,633	24,203,576
Winmark Corp.	8,866	1,322,807
Zumiez, Inc. (b)	82,415	2,567,227
		453,317,912
Textiles, Apparel & Luxury Goods - 1.0%
Carbon Black, Inc. (a)	40,598	1,028,347
Carter's, Inc.	209,977	22,242,864
Charles & Colvard Ltd. (a)(b)	44,254	45,582
Cherokee, Inc. (a)(b)	50,362	43,311
Columbia Sportswear Co.	140,596	12,752,057
Crocs, Inc. (a)(b)	310,259	6,409,951
Crown Crafts, Inc.	2,186	12,788
Culp, Inc.	43,649	1,106,502
Deckers Outdoor Corp. (b)	136,070	16,578,769
Delta Apparel, Inc. (b)	25,017	464,065
Differential Brands Group, Inc. (a)(b)	60,189	290,111
Emerald Expositions Events, Inc.	111,911	1,748,050
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	28,450
Fossil Group, Inc. (a)(b)	195,270	4,426,771
G-III Apparel Group Ltd. (a)(b)	188,127	8,556,016
Goosehead Insurance (a)	44,880	1,392,178
Iconix Brand Group, Inc. (a)(b)	269,342	94,270
J.Jill, Inc. (a)(b)	69,488	419,708
Lakeland Industries, Inc. (b)	24,080	317,856
lululemon athletica, Inc. (b)	426,554	66,086,011
Movado Group, Inc.	70,492	3,002,959
Naked Brand Group, Inc. (a)(b)	6,834	27,883
Newmark Group, Inc.	559,816	7,193,636
Oxford Industries, Inc.	76,738	7,143,540
Perry Ellis International, Inc. (b)	59,963	1,650,781
PetIQ, Inc. Class A (a)(b)	29,036	1,137,050
Rocky Brands, Inc.	31,092	937,424
Sequential Brands Group, Inc. (a)(b)	181,557	326,803
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	610,234	17,989,698
Steven Madden Ltd.	237,240	13,795,506
Stitch Fix, Inc. (a)(b)	64,803	2,629,706
Superior Group of Companies, Inc.	29,984	568,197
Switch, Inc. Class A (a)	171,537	1,982,968
TPG RE Finance Trust, Inc.	197,654	4,081,555
Unifi, Inc. (b)	78,142	2,485,697
Vera Bradley, Inc. (b)	94,414	1,384,109
Vince Holding Corp. (a)(b)	13,170	277,755
Wolverine World Wide, Inc.	426,756	16,720,300
		227,379,224

TOTAL CONSUMER DISCRETIONARY		3,349,752,384

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (b)	39,145	11,866,807
Castle Brands, Inc. (a)(b)	349,780	402,247
Celsius Holdings, Inc. (a)(b)	62,275	284,597
Coca-Cola Bottling Co. Consolidated	21,283	3,608,745
Craft Brew Alliance, Inc. (b)	47,928	908,236
Keurig Dr. Pepper, Inc.	800,642	18,254,638
MGP Ingredients, Inc. (a)	56,066	4,323,249
National Beverage Corp. (a)	52,602	6,198,620
New Age Beverages Corp. (a)(b)	90,017	133,225
Primo Water Corp. (b)	153,485	3,069,700
REED'S, Inc. (a)(b)	70,567	232,871
		49,282,935
Food & Staples Retailing - 0.5%
Andersons, Inc.	119,001	4,861,191
Casey's General Stores, Inc. (a)	168,046	19,185,812
Chefs' Warehouse Holdings (a)(b)	95,703	2,813,668
Ingles Markets, Inc. Class A	61,881	2,224,622
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,028	815,763
Performance Food Group Co. (b)	382,166	12,649,695
PriceSmart, Inc. (a)	102,329	8,887,274
Rite Aid Corp. (a)(b)	4,796,382	6,571,043
Smart & Final Stores, Inc. (a)(b)	129,757	908,299
SpartanNash Co.	163,229	3,484,939
Sprouts Farmers Market LLC (b)	554,974	14,690,162
SUPERVALU, Inc. (b)	175,843	5,677,970
United Natural Foods, Inc. (a)(b)	221,922	7,880,450
Village Super Market, Inc. Class A	35,891	1,047,299
Weis Markets, Inc.	74,984	3,493,505
Welbilt, Inc. (a)(b)	624,906	13,829,170
		109,020,862
Food Products - 1.4%
Alico, Inc.	12,431	401,521
Arcadia Biosciences, Inc. (b)	2,224	15,234
B&G Foods, Inc. Class A (a)	295,011	9,425,601
Bunge Ltd.	629,194	40,885,026
Cal-Maine Foods, Inc.	132,202	6,537,389
Calavo Growers, Inc. (a)	70,040	7,413,734
Coffee Holding Co., Inc. (b)	18,589	94,990
Darling International, Inc. (b)	744,036	14,717,032
Dean Foods Co. (a)	403,110	3,071,698
Farmer Brothers Co. (a)(b)	50,454	1,463,166
Flowers Foods, Inc.	837,902	16,883,725
Fresh Del Monte Produce, Inc.	150,807	5,646,214
Freshpet, Inc. (a)(b)	111,119	4,128,071
Hostess Brands, Inc. Class A (a)(b)	352,939	4,150,563
Ingredion, Inc.	323,089	32,654,605
J&J Snack Foods Corp.	66,998	9,748,209
John B. Sanfilippo & Son, Inc.	40,025	2,924,627
Lamb Weston Holdings, Inc.	650,730	43,989,348
Lancaster Colony Corp.	90,080	14,076,802
Landec Corp. (b)	118,257	1,590,557
Lifeway Foods, Inc. (b)	26,937	96,973
Limoneira Co.	63,181	1,949,134
nLIGHT, Inc. (b)	27,693	853,221
Pilgrim's Pride Corp. (a)(b)	240,755	4,451,560
Pinnacle Foods, Inc.	522,687	34,716,871
Post Holdings, Inc. (a)(b)	298,955	29,076,363
RiceBran Technologies (a)(b)	31,606	103,036
Rocky Mountain Chocolate Factory, Inc.	2,945	30,039
S&W Seed Co. (a)(b)	43,975	140,720
Sanderson Farms, Inc. (a)	90,912	9,614,853
Seaboard Corp.	1,246	4,591,236
Seneca Foods Corp. Class A (b)	29,562	954,853
The Hain Celestial Group, Inc. (a)(b)	465,870	13,305,247
The Simply Good Foods Co. (a)(b)	239,761	4,315,698
Tootsie Roll Industries, Inc. (a)	90,278	2,600,006
TreeHouse Foods, Inc. (a)(b)	253,310	13,197,451
		339,815,373
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (b)	231,435	8,408,034
Energizer Holdings, Inc.	265,351	16,873,670
Funko, Inc. (a)(b)	53,219	1,352,827
Ocean Bio-Chem, Inc.	25,804	106,571
Oil-Dri Corp. of America	22,258	904,788
Orchids Paper Products Co. (a)(b)	39,941	146,583
Spectrum Brands Holdings, Inc. (a)	212,444	18,450,761
WD-40 Co. (a)	61,978	10,997,996
		57,241,230
Personal Products - 0.4%
Avon Products, Inc. (a)(b)	1,977,598	3,955,196
CCA Industries, Inc. (b)	3,026	8,624
Cyanotech Corp. (b)	3,737	13,453
Edgewell Personal Care Co. (a)(b)	240,900	13,603,623
elf Beauty, Inc. (a)(b)	100,515	1,396,153
Herbalife Nutrition Ltd. (b)	514,818	29,133,551
Inter Parfums, Inc.	78,674	5,137,412
LifeVantage Corp. (a)(b)	57,355	720,379
Mannatech, Inc.	4,435	83,600
MediFast, Inc.	47,085	10,770,694
MYOS Corp. (a)(b)	833	1,100
Natural Alternatives International, Inc. (b)	19,731	187,445
Natural Health Trends Corp. (a)	30,320	802,570
Nature's Sunshine Products, Inc. (b)	31,350	282,150
Nu Skin Enterprises, Inc. Class A	248,893	19,811,883
Reliv International, Inc. (b)	1,499	7,345
Revlon, Inc. (a)(b)	47,986	1,043,696
United-Guardian, Inc.	5,904	108,338
USANA Health Sciences, Inc. (b)	52,016	6,863,511
Veru, Inc. (a)(b)	71,284	141,855
		94,072,578
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	460,359	1,247,573
Alliance One International, Inc. (a)(b)	38,644	683,999
Turning Point Brands, Inc. (a)	33,366	1,123,100
Universal Corp.	113,060	6,760,988
Vector Group Ltd. (a)	473,473	7,353,036
		17,168,696

TOTAL CONSUMER STAPLES		666,601,674

ENERGY - 4.3%
Energy Equipment & Services - 1.1%
ACM Research, Inc. (a)(b)	36,968	521,618
Archrock, Inc.	593,191	7,503,866
Aspen Aerogels, Inc. (b)	83,435	403,825
Basic Energy Services, Inc. (b)	98,791	875,288
Bristow Group, Inc. (a)(b)	139,892	1,533,216
C&J Energy Services, Inc. (b)	291,885	6,114,991
Carbo Ceramics, Inc. (a)(b)	108,759	940,765
Core Laboratories NV (a)	194,832	22,318,006
Dawson Geophysical Co. (a)	86,896	538,755
Diamond Offshore Drilling, Inc. (a)(b)	281,291	4,900,089
Dril-Quip, Inc. (a)(b)	170,524	8,978,089
EcoStim Energy Solutions, Inc. (b)	45,009	18,773
ENGlobal Corp. (b)	48,611	50,555
Ensco PLC Class A (a)	1,938,236	13,257,534
Enservco Corp. (a)(b)	76,307	50,370
Era Group, Inc. (b)	74,312	887,285
Exterran Corp. (b)	142,998	3,916,715
Forum Energy Technologies, Inc. (b)	346,649	4,142,456
Frank's International NV (a)	279,786	2,470,510
FTS International, Inc. (b)	109,598	1,208,866
Geospace Technologies Corp. (a)(b)	61,378	867,271
Gulf Island Fabrication, Inc.	50,167	474,078
GulfMark Offshore, Inc. (a)(b)	15,982	583,343
Helix Energy Solutions Group, Inc. (b)	626,995	5,868,673
Hornbeck Offshore Services, Inc. (b)	145,542	641,840
Independence Contract Drilling, Inc. (b)	124,870	545,682
ION Geophysical Corp. (a)(b)	42,726	766,932
Key Energy Services, Inc. (b)	46,431	620,318
Liberty Oilfield Services, Inc. Class A (a)	46,862	920,370
Mammoth Energy Services, Inc.	44,896	1,233,742
Matrix Service Co. (b)	122,152	2,552,977
McDermott International, Inc. (a)(b)	798,344	15,439,973
Mitcham Industries, Inc. (b)	40,167	160,668
Nabors Industries Ltd.	1,575,166	9,718,774
Natural Gas Services Group, Inc. (b)	51,774	1,144,205
NCS Multistage Holdings, Inc. (a)(b)	46,570	757,694
Newpark Resources, Inc. (a)(b)	395,660	4,154,430
Noble Corp. (a)(b)	1,104,992	6,740,451
Oceaneering International, Inc. (a)	453,391	12,817,364
Oil States International, Inc. (b)	276,237	9,350,622
Parker Drilling Co. (a)(b)	37,424	147,451
Patterson-UTI Energy, Inc.	992,917	17,008,668
PHI, Inc. (non-vtg.) (b)	45,577	371,453
Pioneer Energy Services Corp. (b)	357,373	1,143,594
Profire Energy, Inc. (a)(b)	143,347	408,539
Quintana Energy Services, Inc. (a)(b)	65,953	516,412
Ranger Energy Services, Inc. Class A	20,663	172,536
RigNet, Inc. (b)	51,505	839,532
Rowan Companies PLC (a)(b)	497,230	6,981,109
RPC, Inc. (a)	275,755	3,772,328
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(c)	42	0
warrants 7/27/21 (b)(c)	42	0
SEACOR Holdings, Inc. (b)	78,739	4,051,122
SEACOR Marine Holdings, Inc. (a)(b)	69,485	1,423,053
Smart Sand, Inc. (a)(b)	100,045	498,224
Solaris Oilfield Infrastructure, Inc. Class A (a)(b)	89,140	1,534,991
Superior Energy Services, Inc. (a)(b)	704,690	6,342,210
Synthesis Energy Systems, Inc. (a)(b)	30,310	75,775
TETRA Technologies, Inc. (b)	568,895	2,611,228
Tidewater, Inc. (a)(b)	106,388	3,404,416
Transocean Ltd. (United States) (a)(b)	1,934,998	23,432,826
U.S. Silica Holdings, Inc. (a)	352,315	7,465,555
Unit Corp. (b)	250,344	6,581,544
Weatherford International PLC (a)(b)	4,437,915	10,739,754
		255,513,299
Oil, Gas & Consumable Fuels - 3.2%
Abraxas Petroleum Corp. (b)	751,149	1,690,085
Adams Resources & Energy, Inc.	9,725	446,378
Aemetis, Inc. (b)	43,473	53,907
Alta Mesa Resources, Inc. Class A (a)(b)	522,555	2,476,911
Amyris, Inc. (b)	131,911	1,183,242
Antero Resources Corp. (a)(b)	957,852	17,729,841
Approach Resources, Inc. (a)(b)	207,929	449,127
Arch Coal, Inc.	92,704	8,220,064
Barnwell Industries, Inc. (b)	11,088	21,622
Bonanza Creek Energy, Inc. (b)	94,040	2,915,240
California Resources Corp. (a)(b)	194,938	8,097,725
Callon Petroleum Co. (a)(b)	1,004,425	11,350,003
Carrizo Oil & Gas, Inc. (b)	388,505	9,409,591
Centennial Resource Development, Inc. Class A (a)(b)	780,268	15,035,764
Centrus Energy Corp. Class A (a)(b)	21,753	49,597
Cheniere Energy, Inc. (b)	925,356	61,934,077
Chesapeake Energy Corp. (a)(b)	4,038,948	17,892,540
Clean Energy Fuels Corp. (b)	599,821	1,649,508
Cloud Peak Energy, Inc. (b)	343,710	811,156
CNX Resources Corp. (b)	869,470	13,859,352
Comstock Resources, Inc. (b)	58,734	568,545
CONSOL Energy, Inc. (b)	110,230	4,728,867
Contango Oil & Gas Co. (a)(b)	110,727	756,265
Continental Resources, Inc. (a)(b)	383,933	25,320,381
CVR Energy, Inc.	130,096	4,950,153
Delek U.S. Holdings, Inc.	336,903	18,361,214
Denbury Resources, Inc. (a)(b)	1,782,250	9,927,133
Diamondback Energy, Inc. (a)	440,444	53,328,960
Dorian Lpg Ltd. (b)	132,893	1,012,645
Earthstone Energy, Inc. (b)	106,067	888,841
Eclipse Resources Corp. (a)(b)	466,049	666,450
Energen Corp. (b)	435,946	33,807,612
Energy XXI Gulf Coast, Inc. (b)	160,349	1,451,158
EP Energy Corp. (a)(b)	190,722	333,764
Evolution Petroleum Corp.	129,483	1,301,304
Extraction Oil & Gas, Inc. (a)(b)	573,298	6,621,592
Gastar Exploration, Inc. (a)(b)	751,204	59,420
Gevo, Inc. (a)(b)	20,550	79,118
Goodrich Petroleum Corp. (a)(b)	27,152	379,856
Green Plains, Inc.	176,797	3,138,147
Gulfport Energy Corp. (a)(b)	691,671	8,134,051
Halcon Resources Corp. (a)(b)	695,628	3,185,976
Hallador Energy Co.	76,925	470,012
Highpoint Resources, Inc. (b)	434,873	2,396,150
Houston American Energy Corp. (a)(b)	96,963	21,817
International Seaways, Inc. (a)(b)	131,702	2,702,525
Isramco, Inc. (b)	3,432	400,514
Jagged Peak Energy, Inc. (a)(b)	149,435	1,974,036
Jones Energy, Inc. (b)	295,544	97,530
Kosmos Energy Ltd. (a)(b)	1,089,883	9,852,542
Laredo Petroleum, Inc. (a)(b)	570,943	4,733,117
Lilis Energy, Inc. (a)(b)	175,925	935,921
Lonestar Resources U.S., Inc. (a)(b)	94,981	863,377
Matador Resources Co. (a)(b)	463,546	15,176,496
Mexco Energy Corp. (b)	2,080	10,504
Midstates Petroleum Co., Inc. (b)	108,910	1,266,623
Murphy Oil Corp.	723,796	22,314,631
NACCO Industries, Inc. Class A	20,158	708,554
Nextdecade Corp. (a)(b)	57,546	390,737
Nine Energy Service, Inc. (b)	40,660	1,218,987
Northern Oil & Gas, Inc. (a)(b)	940,917	3,246,164
Oasis Petroleum, Inc. (a)(b)	1,181,945	15,908,980
Overseas Shipholding Group, Inc. (b)	199,656	684,820
Pacific Ethanol, Inc. (b)	154,515	285,853
Panhandle Royalty Co. Class A	84,554	1,576,932
Par Pacific Holdings, Inc. (a)(b)	118,042	2,397,433
Parsley Energy, Inc. Class A (b)	1,147,417	31,863,770
PBF Energy, Inc. Class A	528,151	27,421,600
PDC Energy, Inc. (b)	293,262	15,451,975
Peabody Energy Corp.	451,615	18,656,216
Pedevco Corp. (a)(b)	6,070	14,386
Penn Virginia Corp. (b)	62,543	5,562,574
PrimeEnergy Corp. (b)	4,446	329,004
QEP Resources, Inc. (b)	1,061,472	10,582,876
Ramaco Resources, Inc. (b)	23,222	184,615
Range Resources Corp. (a)	1,007,119	16,536,894
Renewable Energy Group, Inc. (a)(b)	150,758	4,062,928
Resolute Energy Corp. (a)(b)	89,891	2,962,807
Rex American Resources Corp. (b)	25,663	2,067,925
Ring Energy, Inc. (b)	246,884	2,913,231
Sanchez Energy Corp. (a)(b)	332,605	874,751
SandRidge Energy, Inc. (b)	160,445	2,544,658
SemGroup Corp. Class A (a)	314,015	7,599,163
SilverBow Resources, Inc. (b)	24,454	754,650
SM Energy Co.	457,563	13,768,071
Southwestern Energy Co. (a)(b)	2,283,668	12,834,214
SRC Energy, Inc. (a)(b)	1,100,977	10,250,096
Talos Energy, Inc. (a)(b)	90,661	3,129,618
Targa Resources Corp.	983,076	54,137,995
Tellurian, Inc. (a)(b)	413,703	4,000,508
Tengasco, Inc. (a)(b)	71,660	78,109
Torchlight Energy Resources, Inc. (a)(b)	215,751	252,429
TransAtlantic Petroleum Ltd. (b)	78,088	135,092
U.S. Energy Corp. (b)	16,279	15,188
Ultra Petroleum Corp. (a)(b)	838,228	1,098,079
Uranium Energy Corp. (a)(b)	628,474	1,074,691
VAALCO Energy, Inc. (b)	270,263	654,036
Vertex Energy, Inc. (a)(b)	53,517	68,502
W&T Offshore, Inc. (a)(b)	415,454	2,812,624
Westwater Resources, Inc. (a)(b)	149,006	32,826
Whiting Petroleum Corp. (b)	403,892	20,562,142
WildHorse Resource Development Corp. (a)(b)	103,071	2,240,764
World Fuel Services Corp.	306,077	8,579,338
WPX Energy, Inc. (b)	1,766,471	33,686,602
Yuma Energy, Inc. (a)(b)	5,206	1,426
Zion Oil & Gas, Inc. (a)(b)	251,977	466,157
		764,173,967

TOTAL ENERGY		1,019,687,266

FINANCIALS - 16.3%
Banks - 6.9%
1st Constitution Bancorp	41,322	873,960
1st Source Corp.	81,005	4,535,470
Access National Corp.	64,833	1,759,568
ACNB Corp.	16,821	602,192
Allegiance Bancshares, Inc. (b)	66,951	2,982,667
American National Bankshares, Inc.	27,639	1,137,345
American River Bankshares	8,078	122,139
Ameris Bancorp	190,625	9,464,531
AmeriServ Financial, Inc.	14,455	65,770
Ames National Corp.	26,775	809,944
Anchor Bancorp (b)	7,890	226,049
Arrow Financial Corp.	58,535	2,303,352
Associated Banc-Corp.	750,374	20,447,692
Atlantic Capital Bancshares, Inc. (b)	115,417	2,106,360
Auburn National Bancorp., Inc. (a)	3,468	160,915
Banc of California, Inc.	183,876	3,705,101
BancFirst Corp.	82,079	5,236,640
Bancorp, Inc., Delaware (b)	249,200	2,499,476
BancorpSouth Bank	379,712	13,213,978
Bank of Commerce Holdings	96,497	1,244,811
Bank of Hawaii Corp.	186,091	15,469,745
Bank of Marin Bancorp	25,314	2,231,429
Bank of South Carolina Corp.	11,084	224,451
Bank of the Ozarks, Inc.	538,836	21,801,305
BankUnited, Inc.	467,041	18,116,520
Bankwell Financial Group, Inc.	40,214	1,266,741
Banner Corp.	145,508	9,360,530
Bar Harbor Bankshares	71,268	2,098,843
BayCom Corp.	26,266	688,169
BCB Bancorp, Inc.	54,338	806,919
Berkshire Hills Bancorp, Inc.	168,406	7,115,154
Blue Hills Bancorp, Inc.	127,338	2,928,774
BOK Financial Corp. (a)	111,501	11,434,428
Boston Private Financial Holdings, Inc.	388,534	5,614,316
Bridge Bancorp, Inc.	81,088	2,838,080
Bridgewater Bancshares, Inc. (b)	45,165	580,822
Brookline Bancorp, Inc., Delaware	361,471	6,560,699
Bryn Mawr Bank Corp.	89,371	4,361,305
Byline Bancorp, Inc. (b)	76,972	1,757,271
C & F Financial Corp.	11,195	697,449
Cadence Bancorp Class A	276,062	7,798,752
Cambridge Bancorp	17,006	1,522,547
Camden National Corp.	71,787	3,283,537
Capital City Bank Group, Inc.	61,468	1,507,195
Capstar Financial Holdings, Inc.	25,642	447,966
Carolina Financial Corp.	91,528	3,766,377
Cathay General Bancorp	339,787	14,372,990
CB Financial Services, Inc. (a)	33,968	1,090,373
CBTX, Inc.	16,626	608,013
Centerstate Banks of Florida, Inc.	278,067	8,514,412
Central Pacific Financial Corp.	134,564	3,812,198
Central Valley Community Bancorp	60,316	1,303,429
Century Bancorp, Inc. Class A (non-vtg.)	8,217	585,461
Chemical Financial Corp.	319,915	18,273,545
Chemung Financial Corp.	14,522	609,924
CIT Group, Inc.	525,384	28,496,828
Citizens & Northern Corp.	48,431	1,356,552
Citizens First Corp.	14,486	378,809
Citizens Holding Co.	12,415	287,407
City Holding Co.	74,480	6,038,838
Civista Bancshares, Inc. (a)	42,413	1,012,822
CNB Financial Corp., Pennsylvania	60,038	1,850,972
CoBiz, Inc.	216,423	4,988,550
Codorus Valley Bancorp, Inc.	34,290	1,072,934
Colony Bankcorp, Inc.	4,434	78,038
Columbia Banking Systems, Inc.	336,238	14,206,056
Commerce Bancshares, Inc.	422,734	30,039,478
Community Bank System, Inc. (a)	225,113	14,886,723
Community Bankers Trust Corp. (b)	168,702	1,526,753
Community Financial Corp.	16,416	546,653
Community Trust Bancorp, Inc.	82,616	4,081,230
ConnectOne Bancorp, Inc.	132,927	3,276,651
County Bancorp, Inc.	24,663	616,082
Cullen/Frost Bankers, Inc.	255,893	28,375,975
Customers Bancorp, Inc. (b)	131,371	3,244,864
CVB Financial Corp.	471,007	11,327,718
DNB Financial Corp.	4,859	166,421
Eagle Bancorp, Inc. (b)	144,638	7,788,756
East West Bancorp, Inc.	642,243	40,711,784
Enterprise Bancorp, Inc.	36,527	1,313,876
Enterprise Financial Services Corp.	103,876	5,848,219
Equity Bancshares, Inc. (b)	64,821	2,631,084
Esquire Financial Holdings, Inc. (a)(b)	7,939	206,414
Evans Bancorp, Inc.	16,919	804,498
Farmers & Merchants Bancorp, Inc. (a)	29,003	1,319,346
Farmers National Banc Corp.	107,921	1,710,548
FCB Financial Holdings, Inc. Class A (b)	213,886	11,079,295
Fidelity Southern Corp.	96,099	2,335,206
Financial Institutions, Inc.	66,751	2,156,057
First Bancorp, North Carolina	134,516	5,612,008
First Bancorp, Puerto Rico (b)	821,139	7,184,966
First Bancshares, Inc.	48,628	1,996,179
First Bank Hamilton New Jersey	68,067	973,358
First Busey Corp.	198,698	6,368,271
First Business Finance Services, Inc.	36,856	816,729
First Choice Bancorp (a)	26,121	709,185
First Citizen Bancshares, Inc.	39,289	18,662,668
First Commonwealth Financial Corp.	444,756	7,449,663
First Community Bancshares, Inc.	64,497	2,165,164
First Community Corp. (a)	49,271	1,239,166
First Connecticut Bancorp, Inc.	62,668	1,986,576
First Financial Bancorp, Ohio	444,152	13,946,373
First Financial Bankshares, Inc. (a)	303,995	18,361,298
First Financial Corp., Indiana	55,531	2,857,070
First Financial Northwest, Inc.	38,007	663,602
First Foundation, Inc. (b)	137,798	2,229,572
First Hawaiian, Inc.	403,144	11,687,145
First Horizon National Corp.	1,454,904	26,799,332
First Internet Bancorp	42,622	1,340,462
First Interstate Bancsystem, Inc.	104,698	4,863,222
First Merchants Corp.	197,615	9,509,234
First Mid-Illinois Bancshares, Inc.	51,627	2,121,353
First Midwest Bancorp, Inc., Delaware	462,514	12,571,131
First Northwest Bancorp (b)	28,933	484,338
First of Long Island Corp.	106,229	2,315,792
First Republic Bank	721,744	73,321,973
First United Corp.	27,604	556,221
Flushing Financial Corp.	126,268	3,272,867
FNB Corp., Pennsylvania	1,466,878	19,729,509
Franklin Financial Network, Inc. (a)(b)	54,781	2,117,286
Fulton Financial Corp.	779,979	14,195,618
German American Bancorp, Inc.	95,319	3,583,041
Glacier Bancorp, Inc.	352,249	16,090,734
Glen Burnie Bancorp	18,315	221,612
Great Southern Bancorp, Inc.	57,496	3,409,513
Great Western Bancorp, Inc. (a)	260,236	11,330,675
Green Bancorp, Inc.	126,947	3,046,728
Guaranty Bancorp	110,960	3,467,500
Guaranty Bancshares, Inc. Texas	6,765	212,759
Hancock Whitney Corp.	388,458	20,025,010
Hanmi Financial Corp.	147,184	3,841,502
HarborOne Bancorp, Inc. (b)	136,954	2,699,363
Hawthorn Bancshares, Inc.	49,185	1,089,448
Heartland Financial U.S.A., Inc.	130,065	7,907,952
Heritage Commerce Corp.	172,265	2,728,678
Heritage Financial Corp., Washington (a)	131,818	4,784,993
Hilltop Holdings, Inc.	338,017	7,013,853
Home Bancshares, Inc.	705,416	16,513,789
HomeTrust Bancshares, Inc. (b)	80,547	2,319,754
Hope Bancorp, Inc.	564,668	9,887,337
Horizon Bancorp, Inc. Indiana	200,748	4,101,282
Howard Bancorp, Inc. (a)(b)	36,401	635,197
IBERIABANK Corp.	253,284	21,947,059
Independent Bank Corp.	95,135	2,373,618
Independent Bank Corp., Massachusetts	127,226	11,590,289
Independent Bank Group, Inc.	87,192	6,038,046
International Bancshares Corp.	247,235	11,582,960
Investar Holding Corp.	28,595	784,933
Investors Bancorp, Inc.	1,113,616	14,254,285
Lakeland Bancorp, Inc. (a)	197,458	3,810,939
Lakeland Financial Corp.	116,671	5,748,380
Landmark Bancorp, Inc.	38	1,110
LCNB Corp.	59,345	1,103,817
LegacyTexas Financial Group, Inc. (a)	202,262	9,358,663
Limestone Bancorp, Inc. (b)	9,708	145,620
Live Oak Bancshares, Inc. (a)	115,461	3,492,695
Luther Burbank Corp.	63,696	726,134
Macatawa Bank Corp.	89,652	1,117,960
Mackinac Financial Corp.	17,916	292,927
MB Financial, Inc.	377,720	18,304,311
MBT Financial Corp.	67,956	744,118
Mercantile Bank Corp.	82,951	2,937,295
Merchants Bancorp/IN	42,920	1,120,641
Metropolitan Bank Holding Corp. (b)	17,103	705,328
Mid Penn Bancorp, Inc. (a)	27,731	844,409
Middlefield Banc Corp.	13,083	648,917
Midland States Bancorp, Inc.	78,477	2,701,963
Midsouth Bancorp, Inc.	58,151	892,618
MidWestOne Financial Group, Inc.	41,377	1,387,785
MutualFirst Financial, Inc.	16,173	614,574
National Bank Holdings Corp.	123,170	4,945,276
National Bankshares, Inc. (a)	27,074	1,245,404
National Commerce Corp. (b)	69,014	3,036,616
NBT Bancorp, Inc.	208,964	8,458,863
Nicolet Bankshares, Inc. (b)	29,160	1,614,298
Northeast Bancorp	46,227	1,007,749
Northrim Bancorp, Inc.	32,146	1,432,104
Norwood Financial Corp. (a)	25,663	1,007,016
OFG Bancorp (a)	203,042	3,289,280
Ohio Valley Banc Corp.	14,225	599,584
Old Line Bancshares, Inc.	52,434	1,793,243
Old National Bancorp, Indiana	594,313	12,064,554
Old Point Financial Corp.	8,443	224,584
Old Second Bancorp, Inc.	130,873	2,021,988
OP Bancorp (a)(b)	7,707	93,255
Opus Bank	81,168	2,301,113
Origin Bancorp, Inc.	20,678	837,873
Orrstown Financial Services, Inc.	28,330	737,997
Pacific Mercantile Bancorp (b)	74,732	754,793
Pacific Premier Bancorp, Inc. (b)	169,013	6,684,464
PacWest Bancorp	549,323	27,735,318
Park National Corp.	59,712	6,577,277
Parke Bancorp, Inc.	32,075	739,329
Patriot National Bancorp, Inc.	1,376	26,970
PCSB Financial Corp.	72,208	1,481,708
Peapack-Gladstone Financial Corp.	73,677	2,461,549
Penns Woods Bancorp, Inc.	18,583	841,438
People's Utah Bancorp	70,336	2,542,646
Peoples Bancorp of North Carolina	30,748	938,429
Peoples Bancorp, Inc.	89,194	3,198,497
Peoples Financial Services Corp.	27,751	1,275,991
Pinnacle Financial Partners, Inc.	333,513	21,528,264
Popular, Inc.	455,109	22,910,187
Preferred Bank, Los Angeles (a)	60,046	3,675,416
Premier Financial Bancorp, Inc.	39,763	775,379
Prosperity Bancshares, Inc.	314,411	23,530,519
QCR Holdings, Inc.	61,560	2,677,860
Reliant Bancorp, Inc. (a)	23,125	637,094
Renasant Corp.	191,243	8,929,136
Republic Bancorp, Inc., Kentucky Class A	37,884	1,841,541
Republic First Bancorp, Inc. (a)(b)	234,182	1,826,620
S&T Bancorp, Inc.	159,587	7,446,329
Sandy Spring Bancorp, Inc.	154,506	6,025,734
SB Financial Group, Inc.	8,937	179,634
Sb One Bancorp	28,331	787,602
Seacoast Banking Corp., Florida (b)	205,048	6,483,618
Select Bancorp, Inc. New (b)	96	1,230
ServisFirst Bancshares, Inc.	205,055	8,837,871
Shore Bancshares, Inc.	41,535	780,443
Sierra Bancorp	44,717	1,326,753
Signature Bank	238,397	27,592,069
Simmons First National Corp. Class A	354,645	11,206,782
SmartFinancial, Inc. (b)	30,919	759,989
South State Corp.	166,489	13,727,018
Southern First Bancshares, Inc. (b)	40,709	1,693,494
Southern National Bancorp of Virginia, Inc.	83,109	1,458,563
Southside Bancshares, Inc.	132,461	4,715,612
Spirit of Texas Bancshares, Inc. (b)	1,830	39,473
State Bank Financial Corp.	176,884	5,762,881
Sterling Bancorp	1,007,293	23,016,645
Stock Yards Bancorp, Inc.	112,644	4,359,323
Summit Financial Group, Inc.	28,203	710,716
Synovus Financial Corp.	526,811	26,372,159
TCF Financial Corp.	738,532	18,721,786
Texas Capital Bancshares, Inc. (b)	219,345	19,499,771
The Bank of Princeton (a)	25,818	849,412
The First Bancorp, Inc.	39,635	1,160,513
Tompkins Financial Corp.	55,799	4,903,058
TowneBank	295,598	9,636,495
Trico Bancshares	122,757	4,772,792
TriState Capital Holdings, Inc. (b)	111,590	3,319,803
Triumph Bancorp, Inc. (b)	104,153	4,421,295
Trustmark Corp.	304,379	10,799,367
Two River Bancorp	42,472	724,572
UMB Financial Corp.	202,353	15,225,040
Umpqua Holdings Corp.	991,855	21,225,697
Union Bankshares Corp.	248,597	10,341,635
Union Bankshares, Inc. (a)	25,753	1,352,033
United Bancorp, Inc.	40,892	541,819
United Bankshares, Inc., West Virginia (a)	469,143	18,484,234
United Community Bank, Inc.	326,619	9,909,620
United Security Bancshares, Inc.	8,386	93,504
United Security Bancshares, California	20,942	232,456
Unity Bancorp, Inc.	56,085	1,368,474
Univest Corp. of Pennsylvania	135,714	3,867,849
Valley National Bancorp (a)	1,177,250	14,185,863
Veritex Holdings, Inc. (b)	76,461	2,341,236
Village Bank & Trust Financial Corp. (a)(b)	8,718	294,233
Washington Trust Bancorp, Inc.	68,221	4,093,260
Webster Financial Corp. (a)	409,675	26,784,552
WesBanco, Inc.	250,914	12,382,606
West Bancorp., Inc.	61,749	1,491,238
Westamerica Bancorp. (a)	119,221	7,633,721
Western Alliance Bancorp. (b)	431,591	24,881,221
Wintrust Financial Corp.	243,506	21,562,456
		1,641,685,282
Capital Markets - 2.1%
Arlington Asset Investment Corp. (a)	118,586	1,206,020
Artisan Partners Asset Management, Inc.	224,170	7,431,236
Ashford, Inc. (a)	4,403	402,390
Associated Capital Group, Inc. (a)	20,279	758,435
B. Riley Financial, Inc.	76,339	1,748,163
BGC Partners, Inc. Class A	1,183,700	14,701,554
Blucora, Inc. (b)	208,857	7,560,623
Cohen & Co., Inc. (a)	1,650	16,022
Cohen & Steers, Inc. (a)	96,440	4,009,011
Cowen Group, Inc. Class A (a)(b)	132,552	2,014,790
Diamond Hill Investment Group, Inc.	14,496	2,704,809
Eaton Vance Corp. (non-vtg.)	521,796	27,514,303
Evercore, Inc. Class A	178,939	18,994,375
FactSet Research Systems, Inc.	171,927	39,438,335
Federated Investors, Inc. Class B (non-vtg.) (a)	423,700	9,812,892
Gain Capital Holdings, Inc.	113,781	838,566
GAMCO Investors, Inc. Class A	17,575	454,314
Great Elm Capital Group, Inc. (b)	109,690	340,039
Greenhill & Co., Inc.	109,667	3,015,843
Hamilton Lane, Inc. Class A	78,549	3,831,620
Hennessy Advisors, Inc. (a)	9,179	133,096
Houlihan Lokey	147,627	6,942,898
iFresh, Inc. (a)(b)	19,708	67,401
Interactive Brokers Group, Inc.	335,337	20,844,548
INTL FCStone, Inc. (b)	69,826	3,893,498
Investment Technology Group, Inc.	149,268	3,265,984
Janus Henderson Group PLC (a)	810,033	22,883,432
Ladenburg Thalmann Financial Services, Inc.	394,947	1,362,567
Lazard Ltd. Class A	579,675	27,905,555
Legg Mason, Inc.	373,124	11,641,469
LPL Financial (a)	395,983	26,229,914
Manning & Napier, Inc. Class A	53,255	154,440
MarketAxess Holdings, Inc.	167,397	31,775,299
Medley Management, Inc. (a)	32,101	168,530
Moelis & Co. Class A	193,809	11,250,612
Morningstar, Inc.	83,254	11,848,709
National Holdings Corp. (b)	3,418	11,109
National Holdings Corp. warrants 1/18/22 (b)	3,483	1,777
Oppenheimer Holdings, Inc. Class A (non-vtg.)	42,860	1,337,232
Piper Jaffray Companies	62,939	4,846,303
PJT Partners, Inc.	82,338	4,769,017
Pzena Investment Management, Inc.	56,939	517,006
Safeguard Scientifics, Inc. (b)	89,756	924,487
SEI Investments Co.	580,821	36,638,189
Siebert Financial Corp. (a)(b)	13,009	205,542
Silvercrest Asset Management Group Class A	17,563	278,374
Stifel Financial Corp.	324,377	18,122,943
TD Ameritrade Holding Corp.	1,213,022	71,046,699
TheStreet.com, Inc. (b)	83,675	174,881
U.S. Global Investments, Inc. Class A (a)	35,952	58,242
Value Line, Inc.	12,911	315,158
Virtu Financial, Inc. Class A	282,024	6,148,123
Virtus Investment Partners, Inc.	31,299	4,037,571
Waddell & Reed Financial, Inc. Class A (a)	361,200	7,231,224
Westwood Holdings Group, Inc.	46,301	2,663,697
WisdomTree Investments, Inc.	506,112	4,160,241
		490,649,107
Consumer Finance - 0.9%
Ally Financial, Inc.	1,901,935	51,124,013
Asta Funding, Inc. (b)	34,340	127,058
Atlanticus Holdings Corp. (b)	32,978	92,998
Consumer Portfolio Services, Inc. (b)	85,827	331,292
Credit Acceptance Corp. (a)(b)	57,193	26,120,615
CURO Group Holdings Corp. (a)(b)	42,226	1,303,094
Elevate Credit, Inc. (b)	76,316	714,318
Encore Capital Group, Inc. (a)(b)	113,833	4,411,029
Enova International, Inc. (b)	150,887	5,009,448
EZCORP, Inc. (non-vtg.) Class A (a)(b)	232,313	2,578,674
First Cash Financial Services, Inc.	202,051	16,426,746
Green Dot Corp. Class A (b)	210,618	18,043,644
Imperial Holdings, Inc. warrants 4/11/19 (b)	3,852	0
LendingClub Corp. (a)(b)	1,691,777	6,107,315
Navient Corp.	1,180,310	16,099,428
Nelnet, Inc. Class A	87,891	5,066,916
Nicholas Financial, Inc. (b)	72,274	850,665
OneMain Holdings, Inc. (b)	319,383	11,721,356
PRA Group, Inc. (a)(b)	207,395	7,580,287
Regional Management Corp. (b)	41,860	1,395,194
Santander Consumer U.S.A. Holdings, Inc.	509,138	10,987,198
SLM Corp. (b)	1,947,276	22,822,075
World Acceptance Corp. (a)(b)	27,296	3,237,579
		212,150,942
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,255	203,349
Acushnet Holdings Corp.	183,086	4,952,476
Alteryx, Inc. (a)(b)	109,341	6,347,245
AXA Equitable Holdings, Inc. (a)	588,869	13,514,544
Cannae Holdings, Inc. (b)	299,169	5,815,845
Columbia Financial, Inc. (a)	229,910	3,892,376
ConvergeOne Holdings, Inc.	125,764	1,149,483
Donnelley Financial Solutions, Inc. (b)	154,248	3,222,241
FB Financial Corp.	77,781	3,420,808
FGL Holdings Class A (a)(b)	678,487	5,909,622
Granite Point Mortgage Trust, Inc.	201,912	3,864,596
Marlin Business Services Corp.	35,707	1,021,220
On Deck Capital, Inc. (b)	189,402	1,556,884
Rafael Holdings, Inc. (b)	43,941	413,924
RBB Bancorp	37,471	1,073,544
Senseonics Holdings, Inc. (a)(b)	390,673	1,593,946
Victory Capital Holdings, Inc. (b)	65,168	643,860
Voya Financial, Inc.	743,643	37,234,205
		95,830,168
Insurance - 3.6%
1347 Property Insurance Holdings, Inc. (b)	6,863	47,355
Alleghany Corp.	67,982	42,949,668
AMBAC Financial Group, Inc. (b)	196,852	4,159,483
American Equity Investment Life Holding Co.	401,573	14,894,343
American Financial Group, Inc.	304,286	33,885,289
American National Insurance Co.	40,865	5,244,614
Amerisafe, Inc.	86,713	5,532,289
AmTrust Financial Services, Inc. (a)	416,972	6,062,773
Arch Capital Group Ltd. (b)	1,816,867	55,541,624
Argo Group International Holdings, Ltd.	152,408	9,708,390
Aspen Insurance Holdings Ltd.	264,828	10,897,672
Assured Guaranty Ltd.	502,010	20,451,887
Athene Holding Ltd. (b)	563,806	27,998,606
Atlas Financial Holdings, Inc. (b)	41,883	429,301
Axis Capital Holdings Ltd.	370,482	21,310,125
Blue Capital Reinsurance Holdings Ltd.	23,495	237,300
Brown & Brown, Inc.	1,020,481	31,104,261
Citizens, Inc. Class A (a)(b)	181,405	1,523,802
CNA Financial Corp.	128,322	5,761,658
CNO Financial Group, Inc.	743,708	16,071,530
Conifer Holdings, Inc. (b)	13,147	80,854
Crawford & Co. Class B	85,249	743,371
Donegal Group, Inc. Class A	117,281	1,694,710
eHealth, Inc. (b)	76,766	2,240,800
EMC Insurance Group	31,595	811,360
Employers Holdings, Inc.	147,126	6,745,727
Enstar Group Ltd. (b)	51,989	11,099,652
Erie Indemnity Co. Class A	85,465	10,557,491
FBL Financial Group, Inc. Class A	44,226	3,597,785
Fednat Holding Co.	49,542	1,302,955
First American Financial Corp.	496,471	28,229,341
FNF Group	1,224,770	49,113,277
Genworth Financial, Inc. Class A (b)	2,226,324	10,352,407
Global Indemnity Ltd.	36,933	1,456,268
Greenlight Capital Re, Ltd. (a)(b)	126,769	1,628,982
Hallmark Financial Services, Inc. (b)	48,662	546,474
Hanover Insurance Group, Inc.	188,741	23,118,885
HCI Group, Inc.	35,392	1,433,376
Health Insurance Innovations, Inc. (a)(b)	55,710	2,947,059
Heritage Insurance Holdings, Inc.	104,451	1,530,207
Horace Mann Educators Corp.	186,342	8,627,635
Independence Holding Co. (a)	86,216	3,039,114
Investors Title Co.	5,700	1,105,800
James River Group Holdings Ltd.	133,863	5,481,690
Kemper Corp.	276,237	22,471,880
Kingstone Companies, Inc.	38,480	713,804
Kinsale Capital Group, Inc.	89,995	5,468,996
Maiden Holdings Ltd.	310,745	1,180,831
Markel Corp. (b)	61,956	74,892,413
MBIA, Inc. (a)(b)	409,386	4,204,394
Mercury General Corp.	166,147	8,955,323
National General Holdings Corp.	275,563	7,525,626
National Western Life Group, Inc.	10,543	3,436,491
Navigators Group, Inc.	102,238	7,156,660
NI Holdings, Inc. (b)	44,844	756,967
Old Republic International Corp.	1,111,127	24,644,797
Primerica, Inc.	195,571	23,908,555
ProAssurance Corp.	241,937	11,697,654
Protective Insurance Corp. Class B	41,959	986,037
Reinsurance Group of America, Inc.	284,201	40,598,113
RenaissanceRe Holdings Ltd.	178,743	23,765,669
RLI Corp.	173,289	13,338,054
Safety Insurance Group, Inc.	68,539	6,627,721
Selective Insurance Group, Inc.	263,903	16,942,573
State Auto Financial Corp.	70,543	2,214,345
Stewart Information Services Corp.	105,775	4,736,605
Third Point Reinsurance Ltd. (b)	377,614	5,060,028
Tiptree, Inc.	126,062	819,403
Trupanion, Inc. (a)(b)	95,617	3,651,613
United Fire Group, Inc.	96,136	4,761,616
United Insurance Holdings Corp.	88,954	1,852,912
Universal Insurance Holdings, Inc.	146,714	6,543,444
W.R. Berkley Corp.	422,643	33,076,041
White Mountains Insurance Group Ltd.	13,115	12,170,064
		865,455,819
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	126,006	2,368,913
AGNC Investment Corp.	2,106,830	40,071,907
American Capital Mortgage Investment Corp.	216,830	4,249,868
Annaly Capital Management, Inc.	5,117,305	54,345,779
Anworth Mortgage Asset Corp.	512,999	2,503,435
Apollo Commercial Real Estate Finance, Inc.	489,115	9,503,504
Arbor Realty Trust, Inc. (a)	279,601	3,427,908
Ares Commercial Real Estate Corp.	137,967	2,017,078
Armour Residential REIT, Inc.	197,044	4,634,475
Blackstone Mortgage Trust, Inc. (a)	510,491	17,387,323
Capstead Mortgage Corp.	445,345	3,740,898
Cherry Hill Mortgage Investment Corp.	99,628	1,853,081
Chimera Investment Corp.	831,896	15,498,222
Dynex Capital, Inc.	297,409	1,906,392
Ellington Residential Mortgage REIT	39,894	471,547
Exantas Capital Corp.	143,640	1,702,134
Great Ajax Corp.	65,572	894,402
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	241,543	5,207,667
Hunt Companies Finance Trust I (a)	76,218	273,623
Invesco Mortgage Capital, Inc.	513,234	8,329,788
KKR Real Estate Finance Trust, Inc. (a)	140,227	2,972,812
Ladder Capital Corp. Class A	446,979	7,764,025
MFA Financial, Inc.	2,003,665	15,348,074
New Residential Investment Corp.	1,477,565	27,438,382
New York Mortgage Trust, Inc. (a)	611,164	3,911,450
Orchid Island Capital, Inc. (a)	253,296	2,011,170
Owens Realty Mortgage, Inc. (a)	36,988	610,302
PennyMac Mortgage Investment Trust	273,176	5,458,056
Redwood Trust, Inc.	357,375	6,068,228
Starwood Property Trust, Inc.	1,150,852	25,353,270
Two Harbors Investment Corp.	1,104,179	17,247,276
Western Asset Mortgage Capital Corp.	187,651	2,088,556
ZAIS Financial Corp.	76,880	1,318,492
		297,978,037
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,296	3,144,807
Thrifts & Mortgage Finance - 1.1%
BankFinancial Corp.	74,436	1,187,254
Beneficial Bancorp, Inc.	350,460	6,168,096
BofI Holding, Inc. (a)(b)	242,587	9,033,940
BSB Bancorp, Inc. (a)(b)	29,275	974,858
Capitol Federal Financial, Inc.	645,033	8,520,886
Charter Financial Corp.	64,185	1,598,848
Citizens Community Bancorp, Inc.	15,344	216,350
Coastway Bancorp, Inc. (b)	8,700	241,425
Dime Community Bancshares, Inc.	149,800	2,718,870
Elmira Savings Bank	190	3,829
Entegra Financial Corp. (b)	76,530	2,104,575
ESSA Bancorp, Inc.	31,879	512,614
Essent Group Ltd. (b)	369,106	16,004,436
Farmer Mac Class C (non-vtg.)	44,824	3,454,586
First Capital, Inc.	12,741	509,640
First Defiance Financial Corp.	99,544	3,184,413
Flagstar Bancorp, Inc. (b)	129,103	4,266,854
FS Bancorp, Inc. (a)	14,770	861,534
Greene County Bancorp, Inc. (a)	1,994	69,690
Hamilton Bancorp, Inc. (b)	68	972
Hingham Institution for Savings	8,302	1,801,617
HMN Financial, Inc. (b)	3,799	78,639
Home Bancorp, Inc.	30,230	1,383,023
Home Federal Bancorp, Inc.	30	1,043
HomeStreet, Inc. (b)	119,715	3,525,607
HopFed Bancorp, Inc.	17,764	301,988
Impac Mortgage Holdings, Inc. (a)(b)	64,633	483,455
Kearny Financial Corp.	490,203	6,715,781
Lendingtree, Inc. (a)(b)	34,798	8,816,073
Malvern Bancorp, Inc. (a)(b)	62,881	1,546,873
Meridian Bancorp, Inc. Maryland	244,400	4,374,760
Meta Financial Group, Inc.	39,712	3,439,059
MGIC Investment Corp. (b)	1,661,841	21,138,618
New York Community Bancorp, Inc. (a)	2,167,553	23,344,546
NMI Holdings, Inc. (b)	265,572	5,736,355
Northfield Bancorp, Inc.	216,694	3,527,778
Northwest Bancshares, Inc. (a)	464,486	8,462,935
OceanFirst Financial Corp. (a)	180,565	5,272,498
Ocwen Financial Corp. (b)	477,081	1,994,199
Oritani Financial Corp.	186,116	3,015,079
PB Bancorp, Inc.	6,939	81,880
PennyMac Financial Services, Inc.	101,167	2,139,682
PHH Corp. (b)	162,986	1,768,398
Poage Bankshares, Inc.	8,102	213,488
Provident Bancorp, Inc. (b)	82,600	2,337,580
Provident Financial Holdings, Inc.	21,391	393,594
Provident Financial Services, Inc.	275,627	6,954,069
Prudential Bancorp, Inc.	80,795	1,485,012
Radian Group, Inc.	959,394	19,504,480
Riverview Bancorp, Inc.	143,960	1,418,006
Security National Financial Corp. Class A	39,889	209,417
SI Financial Group, Inc.	22,747	315,046
Southern Missouri Bancorp, Inc.	20,102	804,080
Sterling Bancorp, Inc.	111,108	1,361,073
Territorial Bancorp, Inc.	30,075	898,641
TFS Financial Corp.	274,017	4,230,822
Timberland Bancorp, Inc.	26,555	942,968
Trustco Bank Corp., New York	431,279	3,989,331
United Community Bancorp, Inc.	20,670	552,923
United Community Financial Corp.	246,363	2,549,857
United Financial Bancorp, Inc. New	234,466	4,166,461
Walker & Dunlop, Inc.	129,457	7,055,407
Washington Federal, Inc. (a)	375,596	12,807,824
Waterstone Financial, Inc.	131,102	2,215,624
Westfield Financial, Inc.	124,040	1,321,026
WMI Holdings Corp. (a)(b)	1,391,949	2,101,843
WSFS Financial Corp.	144,979	7,074,975
		255,487,103

TOTAL FINANCIALS		3,862,381,265

HEALTH CARE - 12.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(b)	138,708	2,136,103
ACADIA Pharmaceuticals, Inc. (a)(b)	449,938	6,398,118
Acceleron Pharma, Inc. (a)(b)	170,677	9,219,972
Achaogen, Inc. (a)(b)	152,648	807,508
Achillion Pharmaceuticals, Inc. (b)	646,500	2,230,425
Acorda Therapeutics, Inc. (b)	209,696	6,039,245
Actinium Pharmaceuticals, Inc. (a)(b)	386,446	247,325
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	2,211,640
ADMA Biologics, Inc. (a)(b)	105,827	676,235
Aduro Biotech, Inc. (a)(b)	168,694	1,248,336
Advaxis, Inc. (b)	192,048	278,470
Adverum Biotechnologies, Inc. (b)	186,902	1,420,455
Aeglea BioTherapeutics, Inc. (b)	60,822	664,784
Aevi Genomic Medicine, Inc. (b)	123,543	154,429
Agenus, Inc. (a)(b)	337,105	745,002
Agios Pharmaceuticals, Inc. (a)(b)	220,940	17,834,277
Aimmune Therapeutics, Inc. (a)(b)	176,727	4,932,451
Akebia Therapeutics, Inc. (b)	242,511	1,991,015
Albireo Pharma, Inc. (a)(b)	32,576	1,126,478
Alder Biopharmaceuticals, Inc. (a)(b)	263,439	4,768,246
Aldeyra Therapeutics, Inc. (b)	73,438	620,551
Alkermes PLC (a)(b)	690,938	30,981,660
Allena Pharmaceuticals, Inc. (b)	20,941	228,257
Alnylam Pharmaceuticals, Inc. (b)	373,747	45,847,544
Alpine Immune Sciences, Inc. (b)	17,610	118,339
Altimmune, Inc. (a)(b)	24,357	7,794
AMAG Pharmaceuticals, Inc. (a)(b)	149,565	3,649,386
Amicus Therapeutics, Inc. (a)(b)	840,227	11,326,260
AmpliPhi Biosciences Corp. (a)(b)	71,558	70,599
AnaptysBio, Inc. (a)(b)	65,853	5,837,210
Anavex Life Sciences Corp. (a)(b)	184,561	492,778
Apellis Pharmaceuticals, Inc. (a)(b)	158,023	3,059,325
Applied Genetic Technologies Corp. (b)	46,793	208,229
Aptevo Therapeutics, Inc. (b)	61,583	339,938
AquaBounty Technologies, Inc. (b)	3,886	11,503
Aquinox Pharmaceuticals, Inc. (b)	101,486	316,636
ARCA Biopharma, Inc. (b)	47,776	29,430
Arcus Biosciences, Inc. (a)	57,927	834,149
Ardelyx, Inc. (b)	222,415	956,385
Arena Pharmaceuticals, Inc. (b)	218,740	8,495,862
ArQule, Inc. (b)	437,492	2,900,572
Array BioPharma, Inc. (a)(b)	937,303	14,593,808
Arrowhead Pharmaceuticals, Inc. (a)(b)	396,371	5,850,436
Arsanis, Inc. (b)	19,229	44,034
Asterias Biotherapeutics, Inc. (a)(b)	100,621	155,963
Atara Biotherapeutics, Inc. (a)(b)	196,240	8,036,028
Athersys, Inc. (a)(b)	600,575	1,237,185
aTyr Pharma, Inc. (a)(b)	92,415	66,714
Audentes Therapeutics, Inc. (b)	122,722	4,467,081
AVEO Pharmaceuticals, Inc. (a)(b)	432,567	1,293,375
Avid Bioservices, Inc. (a)(b)	225,155	1,648,135
Bellicum Pharmaceuticals, Inc. (a)(b)	198,381	1,434,295
Biocept, Inc. (b)	5,126	18,044
BioCryst Pharmaceuticals, Inc. (a)(b)	482,017	3,451,242
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	122,164	4,625,129
BioMarin Pharmaceutical, Inc. (b)	793,133	79,297,437
Biospecifics Technologies Corp. (b)	19,687	1,056,011
BioTime, Inc. (a)(b)	561,266	1,543,482
bluebird bio, Inc. (a)(b)	238,471	40,134,669
Blueprint Medicines Corp. (a)(b)	174,790	13,401,149
BrainStorm Cell Therpeutic, Inc. (a)(b)	59,499	235,616
Calithera Biosciences, Inc. (b)	113,033	616,030
Calyxt, Inc. (a)(b)	37,842	640,665
Cancer Genetics, Inc. (a)(b)	66,933	60,601
Capricor Therapeutics, Inc. (a)(b)	73,472	88,901
Cara Therapeutics, Inc. (a)(b)	152,691	3,079,777
CareDx, Inc. (b)	141,215	3,432,937
CASI Pharmaceuticals, Inc. (a)(b)	205,257	1,426,536
Catabasis Pharmaceuticals, Inc. (b)	285,082	202,408
Catalyst Biosciences, Inc. (a)(b)	55,172	603,030
Catalyst Pharmaceutical Partners, Inc. (b)	396,208	1,335,221
Cel-Sci Corp. (a)(b)	58,284	156,201
Celcuity, Inc. (b)	11,425	282,426
Celldex Therapeutics, Inc. (b)	554,944	278,582
Cellectar Biosciences, Inc. (a)(b)	7,104	21,383
Cellular Biomedicine Group, Inc. (a)(b)	45,744	972,060
Celsion Corp. (a)(b)	28,275	80,584
ChemoCentryx, Inc. (b)	94,481	1,245,260
Chimerix, Inc. (b)	178,291	711,381
Cidara Therapeutics, Inc. (a)(b)	38,035	161,649
Cleveland Biolabs, Inc. (a)(b)	9,814	18,745
Clovis Oncology, Inc. (a)(b)	234,766	8,392,885
Co.-Diagnostics, Inc. (a)(b)	39,607	125,950
CohBar, Inc. (a)(b)	98,160	514,358
Coherus BioSciences, Inc. (a)(b)	233,520	4,705,428
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	676,510
Concert Pharmaceuticals, Inc. (b)	67,764	1,068,638
ContraFect Corp. (a)(b)	293,502	645,704
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	207,882	1,216,110
Corvus Pharmaceuticals, Inc. (a)(b)	43,398	475,642
CTI BioPharma Corp. (a)(b)	232,172	436,483
Cue Biopharma, Inc. (a)(b)	42,006	404,098
Curis, Inc. (a)(b)	112,824	191,801
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,418	26,650
Cytokinetics, Inc. (b)	220,477	1,741,768
CytomX Therapeutics, Inc. (b)	196,032	4,408,760
Cytori Therapeutics, Inc. (a)(b)	15,265	7,968
CytRx Corp. (a)(b)	103,666	117,143
Deciphera Pharmaceuticals, Inc. (a)(b)	63,419	2,345,869
Denali Therapeutics, Inc. (a)(b)	74,724	1,466,832
Dicerna Pharmaceuticals, Inc. (a)(b)	107,979	1,711,467
Dyax Corp. rights 12/31/19 (b)(d)	559,523	2,238,092
Dynavax Technologies Corp. (a)(b)	248,617	3,443,345
Eagle Pharmaceuticals, Inc. (a)(b)	39,285	2,715,772
Edge Therapeutics, Inc. (a)(b)	89,666	79,803
Editas Medicine, Inc. (a)(b)	174,862	5,740,719
Eiger Biopharmaceuticals, Inc. (b)	52,179	673,109
Emergent BioSolutions, Inc. (b)	166,223	10,305,826
Enanta Pharmaceuticals, Inc. (b)	64,885	5,899,993
Epizyme, Inc. (a)(b)	226,118	2,668,192
Esperion Therapeutics, Inc. (a)(b)	90,914	4,499,334
Evelo Biosciences, Inc. (a)	35,269	475,073
Exact Sciences Corp. (a)(b)	546,870	40,955,094
Exelixis, Inc. (b)	1,258,987	23,656,366
Fate Therapeutics, Inc. (a)(b)	189,571	2,443,570
Fibrocell Science, Inc. (a)(b)	8,213	16,262
FibroGen, Inc. (b)	347,043	21,221,679
Five Prime Therapeutics, Inc. (b)	153,119	2,143,666
Flexion Therapeutics, Inc. (a)(b)	163,082	3,734,578
Fortress Biotech, Inc. (a)(b)	157,432	310,141
Galectin Therapeutics, Inc. (a)(b)	127,369	824,077
Genocea Biosciences, Inc. (a)(b)	154,944	99,164
Genomic Health, Inc. (b)	91,036	5,568,672
GenVec, Inc. rights (b)(d)	14,247	0
Geron Corp. (a)(b)	820,267	4,700,130
Global Blood Therapeutics, Inc. (a)(b)	219,712	10,754,902
GlycoMimetics, Inc. (a)(b)	156,095	2,297,718
GTx, Inc. (a)(b)	47,337	1,132,301
Halozyme Therapeutics, Inc. (a)(b)	607,669	11,187,186
Heat Biologics, Inc. (a)(b)	93,985	193,609
Hemispherx Biopharma, Inc. (b)	62,748	17,256
Heron Therapeutics, Inc. (a)(b)	305,511	11,777,449
Histogenics Corp. (b)	265	774
Homology Medicines, Inc. (a)(b)	54,605	909,173
iBio, Inc. (a)(b)	29,669	24,622
Idera Pharmaceuticals, Inc. (a)(b)	101,043	1,056,910
Immucell Corp. (b)	6,616	46,114
Immune Design Corp. (b)	134,903	512,631
ImmunoCellular Therapeutics Ltd. (a)(b)	6,221	1,462
ImmunoGen, Inc. (a)(b)	646,693	6,589,802
Immunomedics, Inc. (a)(b)	716,398	19,170,810
Infinity Pharmaceuticals, Inc. (a)(b)	232,096	524,537
Inovio Pharmaceuticals, Inc. (a)(b)	363,067	1,909,732
Insmed, Inc. (a)(b)	348,393	6,943,472
Insys Therapeutics, Inc. (a)(b)	115,834	1,083,048
Intellia Therapeutics, Inc. (a)(b)	92,693	2,866,994
Intercept Pharmaceuticals, Inc. (a)(b)	93,873	10,495,001
Intrexon Corp. (a)(b)	304,593	4,684,640
Invitae Corp. (b)	272,475	4,035,355
Ionis Pharmaceuticals, Inc. (a)(b)	613,176	28,016,011
Iovance Biotherapeutics, Inc. (a)(b)	379,967	6,725,416
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	630,148	12,124,048
IsoRay, Inc. (a)(b)	208,785	106,794
ITUS Corp. (a)(b)	61,216	233,233
Jounce Therapeutics, Inc. (a)(b)	33,980	266,743
Kadmon Holdings, Inc. (a)(b)	480,225	2,069,770
Kalvista Pharmaceuticals, Inc. (b)	32,020	544,340
Karyopharm Therapeutics, Inc. (b)	238,564	5,021,772
Keryx Biopharmaceuticals, Inc. (a)(b)	458,907	1,564,873
Kindred Biosciences, Inc. (b)	131,750	1,963,075
Krystal Biotech, Inc. (a)	32,537	533,932
Kura Oncology, Inc. (a)(b)	131,794	2,701,777
La Jolla Pharmaceutical Co. (a)(b)	94,167	2,169,608
Leap Therapeutics, Inc. (b)	26,958	198,680
Lexicon Pharmaceuticals, Inc. (a)(b)	224,291	2,595,047
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	94,939	24,654,709
General CVR (b)	26,087	261
Glucagon CVR	26,087	1,696
rights (b)	26,087	170
TR Beta CVR (b)	26,087	1,826
Loxo Oncology, Inc. (a)(b)	97,178	16,421,138
Macrogenics, Inc. (a)(b)	172,681	3,776,533
Madrigal Pharmaceuticals, Inc. (a)(b)	36,749	8,790,728
MannKind Corp. (a)(b)	637,070	700,777
Matinas BioPharma Holdings, Inc. (a)(b)	308,906	142,097
MediciNova, Inc. (a)(b)	166,326	2,024,187
MEI Pharma, Inc. (a)(b)	153,139	640,121
Menlo Therapeutics, Inc. (b)	35,234	270,597
Merrimack Pharmaceuticals, Inc. (a)(b)	57,524	340,542
MiMedx Group, Inc. (a)(b)	445,924	2,363,397
Minerva Neurosciences, Inc. (b)	136,049	1,414,910
Miragen Therapeutics, Inc. (a)(b)	80,669	500,954
Mirati Therapeutics, Inc. (a)(b)	143,058	8,089,930
Molecular Templates, Inc. (b)	22,628	130,337
Moleculin Biotech, Inc. (a)(b)	87,362	150,263
Momenta Pharmaceuticals, Inc. (b)	353,619	9,370,904
Myriad Genetics, Inc. (b)	312,663	15,567,491
NanoViricides, Inc. (b)	140,703	59,109
NantKwest, Inc. (a)(b)	114,076	386,718
Natera, Inc. (b)	156,470	4,324,831
Navidea Biopharmaceuticals, Inc. (a)(b)	561,053	98,689
Neuralstem, Inc. (a)(b)	66,443	81,060
Neurocrine Biosciences, Inc. (b)	400,230	49,208,279
NewLink Genetics Corp. (b)	118,072	366,023
Novavax, Inc. (a)(b)	1,702,293	2,655,577
Ohr Pharmaceutical, Inc. (a)(b)	231,472	45,137
OncoCyte Corp. (a)(b)	11,421	29,124
OncoGenex Pharmaceuticals, Inc. (b)	799	2,405
OncoMed Pharmaceuticals, Inc. (b)	78,284	180,053
OncoSec Medical, Inc. (a)(b)	149,613	224,420
OpGen, Inc. (b)	1,613	3,097
Ophthotech Corp. (b)	121,119	310,065
Opiant Pharmaceuticals, Inc. (a)(b)	3,155	69,189
Opko Health, Inc. (a)(b)	1,616,468	9,569,491
Oragenics, Inc. (b)	7,849	3,375
Organovo Holdings, Inc. (a)(b)	464,074	598,655
OvaScience, Inc. (b)	151,945	117,605
Ovid Therapeutics, Inc. (b)	16,440	109,655
Palatin Technologies, Inc. (a)(b)	709,453	716,548
PDL BioPharma, Inc. (a)(b)	684,620	1,656,780
Pfenex, Inc. (b)	111,342	587,886
Polarityte, Inc. (a)(b)	71,416	2,041,069
Portola Pharmaceuticals, Inc. (a)(b)	293,563	8,762,856
Progenics Pharmaceuticals, Inc. (a)(b)	361,673	2,831,900
Protagonist Therapeutics, Inc. (b)	53,121	511,555
Proteon Therapeutics, Inc. (b)	23,825	55,989
Proteostasis Therapeutics, Inc. (a)(b)	107,211	288,398
Prothena Corp. PLC (a)(b)	192,123	2,924,112
PTC Therapeutics, Inc. (a)(b)	172,704	7,208,665
Puma Biotechnology, Inc. (a)(b)	134,984	5,932,547
Ra Pharmaceuticals, Inc. (a)(b)	57,597	702,683
Radius Health, Inc. (a)(b)	179,153	3,685,177
Recro Pharma, Inc. (b)	58,289	371,884
REGENXBIO, Inc. (a)(b)	129,968	9,156,246
Regulus Therapeutics, Inc. (a)(b)	361,993	83,874
Repligen Corp. (a)(b)	167,201	9,175,991
Retrophin, Inc. (a)(b)	186,923	5,923,590
Rexahn Pharmaceuticals, Inc. (a)(b)	101,860	175,199
Rigel Pharmaceuticals, Inc. (a)(b)	708,488	2,415,944
Riot Blockchain, Inc. (a)	57,276	360,839
Rocket Pharmaceuticals, Inc. (a)(b)	49,868	1,189,352
RXi Pharmaceuticals Corp. (a)(b)	9,023	13,986
Sage Therapeutics, Inc. (a)(b)	207,325	34,055,205
Sangamo Therapeutics, Inc. (a)(b)	457,613	8,351,437
Sarepta Therapeutics, Inc. (a)(b)	274,157	37,844,632
Savara, Inc. (a)(b)	124,425	1,463,238
Seattle Genetics, Inc. (a)(b)	473,081	36,313,698
Selecta Biosciences, Inc. (a)(b)	39,918	541,288
Sellas Life Sciences Group, Inc. (b)	1,077	1,163
Seres Therapeutics, Inc. (a)(b)	90,896	798,067
Sesen Bio, Inc. (a)(b)	280,517	628,358
Sienna Biopharmaceuticals, Inc. (a)(b)	20,545	342,280
Soleno Therapeutics, Inc. (b)	28,496	59,842
Solid Biosciences, Inc. (b)	36,076	1,539,363
Soligenix, Inc. (b)	19,921	31,674
Sophiris Bio, Inc. (a)(b)	132,978	426,859
Sorrento Therapeutics, Inc. (a)(b)	409,610	2,273,336
Spark Therapeutics, Inc. (a)(b)	139,714	8,607,780
Spectrum Pharmaceuticals, Inc. (a)(b)	417,957	8,998,614
Spring Bank Pharmaceuticals, Inc. (a)(b)	54,942	779,627
Stemline Therapeutics, Inc. (b)	120,107	2,053,830
Sunesis Pharmaceuticals, Inc. (a)(b)	108,923	237,452
Surface Oncology, Inc.	45,281	439,226
Syndax Pharmaceuticals, Inc. (a)(b)	83,036	644,359
Synergy Pharmaceuticals, Inc. (a)(b)	1,146,147	2,234,987
Synlogic, Inc. (b)	56,306	595,717
Synthetic Biologics, Inc. (a)(b)	14,928	42,843
Syros Pharmaceuticals, Inc. (a)(b)	91,940	1,129,943
T2 Biosystems, Inc. (a)(b)	160,347	1,047,066
Tapimmune, Inc. (a)(b)	30,101	259,471
Tenax Therapeutics, Inc. (a)(b)	1,474	7,915
TESARO, Inc. (a)(b)	169,250	5,492,163
TG Therapeutics, Inc. (a)(b)	289,019	3,670,541
Tocagen, Inc. (a)(b)	41,610	405,698
TONIX Pharmaceuticals Holding (a)(b)	36,311	38,853
TRACON Pharmaceuticals, Inc. (a)(b)	24,172	50,761
Trevena, Inc. (a)(b)	209,516	377,129
Trovagene, Inc. (a)(b)	94,868	77,792
Ultragenyx Pharmaceutical, Inc. (b)	210,309	17,819,482
United Therapeutics Corp. (b)	193,566	23,806,682
UNITY Biotechnology, Inc. (a)	35,335	673,485
Unum Therapeutics, Inc. (a)	43,783	714,101
Vanda Pharmaceuticals, Inc. (a)(b)	237,727	4,594,074
Vaxart, Inc. (a)(b)	10,186	31,067
VBI Vaccines, Inc. (a)(b)	125,821	256,675
Veracyte, Inc. (b)	136,189	1,721,429
Verastem, Inc. (a)(b)	304,264	3,030,469
Vericel Corp. (a)(b)	198,807	2,425,445
Versartis, Inc. (b)	105,167	189,301
Vical, Inc. (b)	103,172	143,409
Viking Therapeutics, Inc. (a)(b)	200,886	2,625,580
VistaGen Therapeutics, Inc. (a)(b)	112,246	165,002
Vital Therapies, Inc. (a)(b)	157,838	1,270,596
Voyager Therapeutics, Inc. (a)(b)	89,973	1,956,013
vTv Therapeutics, Inc. Class A (a)(b)	24,729	26,955
Xbiotech, Inc. (a)(b)	78,189	315,884
Xencor, Inc. (b)	212,727	8,889,861
XOMA Corp. (a)(b)	33,247	622,716
Yield10 Bioscience, Inc. (a)(b)	52,777	84,443
Zafgen, Inc. (b)	145,426	1,384,456
ZIOPHARM Oncology, Inc. (a)(b)	608,600	1,777,112
		1,186,566,108
Health Care Equipment & Supplies - 3.1%
Accuray, Inc. (a)(b)	379,197	1,516,788
Aethlon Medical, Inc. (a)(b)	20,423	19,812
Akers Biosciences, Inc. (a)(b)	303,422	82,925
Allied Healthcare Products, Inc. (b)	2,431	5,810
Alliqua Biomedical, Inc. (a)(b)	6,256	16,140
Alphatec Holdings, Inc. (a)(b)	43,263	151,853
Amedica Corp. (a)(b)	3,678	1,632
Angiodynamics, Inc. (b)	179,016	4,013,539
Anika Therapeutics, Inc. (a)(b)	69,668	2,883,559
Antares Pharma, Inc. (a)(b)	640,521	2,267,444
Apollo Endosurgery, Inc. (b)	58,883	442,211
Atossa Genetics, Inc. (a)(b)	13,690	29,297
Atricure, Inc. (a)(b)	145,962	5,042,987
Atrion Corp.	7,171	4,697,364
Avanos Medical, Inc. (b)	210,060	15,145,326
Avinger, Inc. (a)(b)	1,594	2,503
AxoGen, Inc. (a)(b)	146,805	6,437,399
Bellerophon Therapeutics, Inc. (a)(b)	107,908	93,340
BioLase Technology, Inc. (a)(b)	27,940	49,454
BioLife Solutions, Inc. (b)	43,637	1,045,543
Bovie Medical Corp. (b)	91,156	486,773
Cantel Medical Corp.	159,351	15,457,047
Cardiovascular Systems, Inc. (b)	152,396	5,871,818
CAS Medical Systems, Inc. (b)	18,121	40,591
Cerus Corp. (b)	605,964	4,714,400
Cesca Therapeutics, Inc. (b)	11,978	5,163
Chembio Diagnostics, Inc. (b)	40,753	425,869
Chf Solutions, Inc. (b)	66	81
ConforMis, Inc. (b)	154,155	188,069
CONMED Corp.	110,337	8,874,405
Corindus Vascular Robotics, Inc. (a)(b)	389,590	424,653
Cryolife, Inc. (b)	148,998	5,170,231
CryoPort, Inc. (a)(b)	134,188	1,905,470
Cutera, Inc. (b)	60,216	2,047,344
CytoSorbents Corp. (a)(b)	116,213	1,702,520
Dare Bioscience, Inc. (a)(b)	40,212	44,233
DexCom, Inc. (a)(b)	394,667	56,982,021
Dynatronics Corp. (b)	3,361	9,747
Ekso Bionics Holdings, Inc. (a)(b)	222,191	595,472
Electromed, Inc. (b)	18,140	84,532
Endologix, Inc. (b)	360,376	828,865
Fonar Corp. (b)	28,130	737,006
Genmark Diagnostics, Inc. (a)(b)	249,750	2,137,860
Glaukos Corp. (a)(b)	141,736	9,690,490
Globus Medical, Inc. (b)	328,482	17,498,236
Haemonetics Corp. (b)	231,876	25,886,637
Helius Medical Technologies, Inc. (U.S.) (a)(b)	53,227	533,335
Heska Corp. (a)(b)	29,651	3,172,657
Hill-Rom Holdings, Inc.	298,179	29,003,871
ICU Medical, Inc. (b)	67,431	20,633,886
Inogen, Inc. (b)	78,078	20,683,643
Inspire Medical Systems, Inc. (a)	37,822	2,079,832
Insulet Corp. (a)(b)	262,554	27,376,506
Integer Holdings Corp. (b)	129,758	10,367,664
Integra LifeSciences Holdings Corp. (a)(b)	317,530	18,883,509
IntriCon Corp. (a)(b)	31,823	2,351,720
Invacare Corp. (a)	149,686	2,275,227
InVivo Therapeutics Holdings Corp. (b)	4,799	9,358
Invuity, Inc. (a)(b)	46,008	213,937
IRadimed Corp. (a)(b)	21,182	582,505
iRhythm Technologies, Inc. (b)	87,777	8,171,161
Iridex Corp. (b)	27,462	249,904
K2M Group Holdings, Inc. (b)	182,975	5,002,537
Kewaunee Scientific Corp.	5,153	164,638
Lantheus Holdings, Inc. (b)	142,650	2,296,665
LeMaitre Vascular, Inc.	71,030	2,664,335
LivaNova PLC (b)	193,977	24,353,812
Masimo Corp. (b)	211,353	24,916,405
Meridian Bioscience, Inc.	197,861	3,106,418
Merit Medical Systems, Inc. (b)	239,902	14,118,233
Microbot Medical, Inc. (b)	28,379	16,460
Milestone Scientific, Inc. (a)(b)	44,568	32,980
Misonix, Inc. (b)	18,022	344,220
Myomo, Inc. (a)(b)	36,622	75,075
Natus Medical, Inc. (b)	147,875	5,515,738
Neogen Corp. (b)	235,570	22,011,661
NeuroMetrix, Inc. (b)	805	1,038
Nevro Corp. (a)(b)	127,234	8,578,116
NuVasive, Inc. (a)(b)	234,091	16,430,847
Nuvectra Corp. (b)	50,524	1,179,230
NxStage Medical, Inc. (b)	302,519	8,573,388
OraSure Technologies, Inc. (b)	268,651	4,301,103
Orthofix International NV (b)	90,532	4,848,894
OrthoPediatrics Corp. (a)	19,771	688,426
PAVmed, Inc. (b)	69,158	89,905
Penumbra, Inc. (a)(b)	134,854	18,724,478
Precision Therapeutics, Inc. (a)(b)	27,222	30,761
Presbia PLC (a)(b)	14,622	26,173
Pulse Biosciences, Inc. (a)(b)	23,281	334,315
Quanterix Corp. (a)(b)	34,253	573,053
Quidel Corp. (b)	145,364	11,175,584
ReShape Lifesciences, Inc. (a)(b)	876	58
Restoration Robotics, Inc. (b)	9,924	24,314
Retractable Technologies, Inc. (b)	35,837	25,878
Rockwell Medical Technologies, Inc. (a)(b)	199,001	977,095
RTI Biologics, Inc. (b)	246,244	1,101,942
Seaspine Holdings Corp. (b)	40,548	624,439
Second Sight Medical Products, Inc. (a)(b)	109,272	184,670
Sientra, Inc. (a)(b)	101,623	2,552,770
Staar Surgical Co. (a)(b)	122,144	5,826,269
Steris PLC	378,638	43,323,760
STRATA Skin Sciences, Inc. (b)	1,407	3,757
SurModics, Inc. (b)	60,522	4,766,108
Synergetics U.S.A., Inc. (b)(d)	76,412	1
Tactile Systems Technology, Inc. (a)(b)	65,831	4,454,784
Tandem Diabetes Care, Inc. (a)(b)	253,265	11,571,678
Teleflex, Inc.	203,401	50,327,509
TransEnterix, Inc. (a)(b)	517,481	3,001,390
Utah Medical Products, Inc.	15,403	1,399,363
Varex Imaging Corp. (a)(b)	165,871	5,208,349
Vermillion, Inc. (b)	167,591	105,582
ViewRay, Inc. (a)(b)	244,937	2,468,965
Viveve Medical, Inc. (a)(b)	129,860	409,059
VolitionRx Ltd. (a)(b)	99,018	230,712
West Pharmaceutical Services, Inc. (a)	330,227	38,653,070
Wright Medical Group NV (a)(b)	480,241	13,917,384
Zosano Pharma Corp. (a)(b)	52,039	217,003
		723,893,571
Health Care Providers & Services - 1.7%
AAC Holdings, Inc. (a)(b)	48,170	426,786
Acadia Healthcare Co., Inc. (a)(b)	364,188	15,124,728
Aceto Corp.	133,469	443,117
Addus HomeCare Corp. (b)	43,926	2,850,797
Amedisys, Inc. (b)	128,880	16,111,289
American Renal Associates Holdings, Inc. (a)(b)	55,930	1,227,664
American Shared Hospital Services (b)	113	350
AMN Healthcare Services, Inc. (a)(b)	215,714	12,576,126
BioScrip, Inc. (a)(b)	568,746	1,649,363
BioTelemetry, Inc. (a)(b)	142,312	8,794,882
Brookdale Senior Living, Inc. (a)(b)	842,845	8,361,022
Caladrius Biosciences, Inc. (b)	36,321	191,412
Capital Senior Living Corp. (a)(b)	129,657	1,150,058
Chemed Corp.	70,108	22,682,742
Civitas Solutions, Inc. (b)	70,980	1,135,680
Community Health Systems, Inc. (a)(b)	556,599	2,159,604
Corvel Corp. (b)	43,392	2,579,654
Cross Country Healthcare, Inc. (b)	154,629	1,547,836
Digirad Corp.	51,239	84,544
Diplomat Pharmacy, Inc. (a)(b)	215,891	4,460,308
Diversicare Healthcare Services, Inc.	13,500	82,350
Five Star Sr Living, Inc. (b)	197,129	195,158
G1 Therapeutics, Inc. (a)(b)	86,910	5,273,699
Genesis HealthCare, Inc. Class A (a)(b)	198,253	350,908
HealthEquity, Inc. (b)	235,578	22,193,803
HealthSouth Corp.	439,860	35,888,177
InfuSystems Holdings, Inc. (b)	45,777	153,353
Interpace Diagnostics Group, Inc. (a)(b)	83,117	122,182
LHC Group, Inc. (b)	130,886	12,948,552
LifePoint Hospitals, Inc. (b)	171,434	11,040,350
Magellan Health Services, Inc. (b)	111,867	8,222,225
MEDNAX, Inc. (b)	421,834	19,973,840
Molina Healthcare, Inc. (a)(b)	211,434	29,177,892
National Healthcare Corp.	52,171	4,020,819
National Research Corp. Class A	46,695	1,828,109
National Vision Holdings, Inc.	214,779	9,503,971
OptiNose, Inc. (a)	58,775	873,984
Owens & Minor, Inc. (a)	269,909	4,583,055
Patterson Companies, Inc. (a)	371,202	8,370,605
Premier, Inc. (a)(b)	242,451	10,723,608
Providence Service Corp. (b)	53,519	3,593,266
Psychemedics Corp.	24,117	466,182
Quorum Health Corp. (a)(b)	120,872	549,968
R1 RCM, Inc. (a)(b)	373,806	3,726,846
RadNet, Inc. (b)	136,201	1,886,384
Select Medical Holdings Corp. (b)	486,521	9,633,116
Sharps Compliance Corp. (b)	38,210	134,881
SunLink Health Systems, Inc. (b)	10,027	13,938
Surgery Partners, Inc. (a)(b)	84,310	1,462,779
Tenet Healthcare Corp. (a)(b)	362,611	12,227,243
The Ensign Group, Inc.	216,921	8,475,103
The Joint Corp. (b)	45,109	386,584
Tivity Health, Inc. (a)(b)	149,336	5,137,158
Triple-S Management Corp. (a)(b)	103,498	2,253,151
U.S. Physical Therapy, Inc.	56,937	7,131,359
Wellcare Health Plans, Inc. (b)	220,155	66,612,298
		412,774,858
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (b)	785,792	11,480,421
Arrhythmia Research Technology, Inc. (b)	9,729	32,884
athenahealth, Inc. (b)	180,475	27,775,103
Castlight Health, Inc. Class B (a)(b)	308,628	925,884
Computer Programs & Systems, Inc. (a)	48,337	1,319,600
Evolent Health, Inc. (a)(b)	283,107	7,219,229
HealthStream, Inc.	113,005	3,585,649
HMS Holdings Corp. (b)	364,920	11,695,686
HTG Molecular Diagnostics (a)(b)	123,246	553,375
iCAD, Inc. (b)	50,180	150,540
Inovalon Holdings, Inc. Class A (a)(b)	283,107	3,114,177
Medical Transcription Billing Corp. (a)(b)	30,125	130,441
Medidata Solutions, Inc. (a)(b)	266,895	22,680,737
NantHealth, Inc. (a)(b)	148,762	330,252
Omnicell, Inc. (a)(b)	176,931	12,164,006
Quality Systems, Inc. (b)	219,383	5,021,677
Simulations Plus, Inc.	50,674	1,056,553
Streamline Health Solutions, Inc. (a)(b)	73,168	83,412
Tabula Rasa HealthCare, Inc. (a)(b)	63,065	5,528,909
Teladoc Health, Inc. (a)(b)	309,586	24,008,394
Valeritas Holdings, Inc. (a)(b)	51,874	59,655
Veeva Systems, Inc. Class A (b)	530,893	55,403,993
Vocera Communications, Inc. (b)	140,717	4,666,176
		198,986,753
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	120,184	2,956,526
Bio-Rad Laboratories, Inc. Class A (b)	90,627	29,480,963
Bio-Techne Corp.	167,086	32,108,917
Bioanalytical Systems, Inc. (b)	4,600	7,498
Bruker Corp.	450,858	16,041,528
Cambrex Corp. (a)(b)	145,686	9,819,236
Champions Oncology, Inc. (b)	7,203	63,530
Charles River Laboratories International, Inc. (b)	212,544	26,251,309
ChromaDex, Inc. (a)(b)	108,460	491,324
Codexis, Inc. (b)	191,908	3,300,818
Enzo Biochem, Inc. (b)	180,734	829,569
Fluidigm Corp. (a)(b)	123,668	979,451
Harvard Bioscience, Inc. (b)	139,202	828,252
Luminex Corp.	186,159	5,251,545
Medpace Holdings, Inc. (b)	116,128	6,943,293
Nanostring Technologies, Inc. (b)	101,239	1,637,035
NeoGenomics, Inc. (a)(b)	326,680	4,524,518
Pacific Biosciences of California, Inc. (a)(b)	493,526	2,462,695
PRA Health Sciences, Inc. (b)	257,613	27,203,933
Syneos Health, Inc. (a)(b)	270,892	13,503,966
		184,685,906
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	222,277	689,059
Acer Therapeutics, Inc. (b)	21,687	695,719
Aclaris Therapeutics, Inc. (a)(b)	115,378	1,836,818
Adamis Pharmaceuticals Corp. (a)(b)	179,132	510,526
Aerie Pharmaceuticals, Inc. (a)(b)	177,945	10,916,926
Agile Therapeutics, Inc. (b)	72,395	21,212
Akcea Therapeutics, Inc. (a)(b)	70,325	1,857,283
Akorn, Inc. (b)	427,893	6,713,641
Alimera Sciences, Inc. (a)(b)	100,515	104,536
Amneal Pharmaceuticals, Inc. (a)(b)	339,032	7,831,639
Amphastar Pharmaceuticals, Inc. (a)(b)	155,639	2,954,028
Ampio Pharmaceuticals, Inc. (a)(b)	354,669	223,087
ANI Pharmaceuticals, Inc. (b)	42,271	2,460,172
ANI Pharmaceuticals, Inc. rights (b)(d)	58,183	1
Apricus Biosciences, Inc. (a)(b)	96,999	32,010
Aradigm Corp. (a)(b)	44,920	60,642
Aratana Therapeutics, Inc. (b)	165,481	877,049
Assembly Biosciences, Inc. (a)(b)	92,144	3,685,760
Assertio Therapeutics, Inc. (a)(b)	274,416	1,750,774
AstraZeneca PLC rights (b)(d)	21,542	0
Athenex, Inc. (a)(b)	180,306	2,962,428
Axsome Therapeutics, Inc. (a)(b)	59,924	206,738
Bio Path Holdings, Inc. (a)(b)	33,967	46,195
Biodelivery Sciences International, Inc. (a)(b)	261,066	776,671
BioPharmX Corp. (a)(b)	595,565	93,087
Catalent, Inc. (b)	639,360	26,725,248
Cerecor, Inc. (a)(b)	45,108	217,872
Chiasma, Inc. (b)	29,500	69,325
Clearside Biomedical, Inc. (b)	125,760	856,426
Collegium Pharmaceutical, Inc. (a)(b)	99,164	1,695,704
ContraVir Pharmaceuticals, Inc. (a)(b)	43,383	32,103
Corcept Therapeutics, Inc. (a)(b)	431,601	6,482,647
Corium International, Inc. (a)(b)	122,886	1,199,367
CorMedix, Inc. (a)(b)	425,319	263,698
Cumberland Pharmaceuticals, Inc. (b)	33,008	195,077
CymaBay Therapeutics, Inc. (a)(b)	260,632	3,552,414
Dermira, Inc. (a)(b)	163,855	1,559,900
Dova Pharmaceuticals, Inc. (a)(b)	57,540	1,464,393
Durect Corp. (b)	703,630	921,755
Egalet Corp. (a)(b)	230,195	88,625
Eloxx Pharmaceuticals, Inc. (a)(b)	93,892	1,720,101
Endo International PLC (b)	900,074	15,436,269
Endocyte, Inc. (b)	273,323	5,389,930
Evofem Biosciences, Inc. (b)	3,187	12,939
Evoke Pharma, Inc. (a)(b)	15,570	44,997
Evolus, Inc. (b)	43,831	1,121,635
Eyepoint Pharmaceuticals, Inc. (a)(b)	196,453	430,232
Flex Pharma, Inc. (a)(b)	42,326	20,951
Gemphire Therapeutics, Inc. (a)(b)	33,731	47,223
Horizon Pharma PLC (b)	747,740	15,807,224
Imprimis Pharmaceuticals, Inc. (a)(b)	47,104	143,196
InflaRx NV (a)(b)	28,184	946,982
Innoviva, Inc. (a)(b)	327,079	4,749,187
Intersect ENT, Inc. (b)	129,388	3,791,068
Intra-Cellular Therapies, Inc. (b)	218,946	4,803,675
Jaguar Health, Inc. (a)(b)	29,375	24,734
Jazz Pharmaceuticals PLC (b)	267,395	45,703,153
Kala Pharmaceuticals, Inc. (a)(b)	25,715	347,410
KemPharm, Inc. (a)(b)	53,243	276,864
Lannett Co., Inc. (a)(b)	130,324	697,233
Lipocine, Inc. (a)(b)	72,418	107,903
Mallinckrodt PLC (a)(b)	372,862	12,848,825
Marinus Pharmaceuticals, Inc. (a)(b)	114,286	816,002
Melinta Therapeutics, Inc. (b)	179,307	838,260
Mersana Therapeutics, Inc. (a)(b)	31,503	439,467
Mustang Bio, Inc. (b)	52,643	364,290
MyoKardia, Inc. (b)	148,087	9,129,564
Neos Therapeutics, Inc. (a)(b)	95,876	551,287
NovaBay Pharmaceuticals, Inc. (a)(b)	5,586	9,776
Novan, Inc. (b)	35,527	102,318
Novus Therapeutics, Inc. (b)	3,160	15,010
Ocular Therapeutix, Inc. (b)	142,737	963,475
Odonate Therapeutics, Inc. (a)(b)	38,719	743,018
Omeros Corp. (a)(b)	201,030	5,202,656
Onconova Therapeutics, Inc. (b)	3,415	1,468
Otonomy, Inc. (b)	109,470	328,410
Pacira Pharmaceuticals, Inc. (b)	182,422	8,601,197
Pain Therapeutics, Inc. (a)(b)	20,330	20,737
Paratek Pharmaceuticals, Inc. (a)(b)	122,183	1,252,376
Pernix Therapeutics Holdings, Inc. (a)(b)	30,326	32,752
Phibro Animal Health Corp. Class A	89,995	4,247,764
Plx Pharma PLC/New (b)	4,346	14,342
Prestige Brands Holdings, Inc. (a)(b)	238,898	9,197,573
Pulmatrix, Inc. (a)(b)	138,518	60,948
Reata Pharmaceuticals, Inc. (a)(b)	67,270	5,809,437
resTORbio, Inc. (a)(b)	41,417	489,963
Revance Therapeutics, Inc. (a)(b)	123,370	3,380,338
Rhythm Pharmaceuticals, Inc. (a)	90,279	2,843,789
Ritter Pharmaceuticals, Inc. (a)(b)	2,906	5,812
scPharmaceuticals, Inc. (a)(b)	23,358	119,593
SCYNEXIS, Inc. (a)(b)	332,373	448,704
SenesTech, Inc. (a)(b)	90,916	80,006
SIGA Technologies, Inc. (b)	204,746	1,685,060
Sonoma Pharmaceuticals, Inc. (a)(b)	12,933	24,573
Spero Therapeutics, Inc. (a)(b)	43,453	495,799
Supernus Pharmaceuticals, Inc. (a)(b)	229,316	10,158,699
Teligent, Inc. (a)(b)	185,177	748,115
Tetraphase Pharmaceuticals, Inc. (b)	221,113	782,740
The Medicines Company (a)(b)	291,976	11,565,169
TherapeuticsMD, Inc. (a)(b)	865,760	5,610,125
Theravance Biopharma, Inc. (a)(b)	184,923	5,357,219
Titan Pharmaceuticals, Inc. (a)(b)	66,917	49,184
VIVUS, Inc. (a)(b)	373,562	209,942
WAVE Life Sciences (b)	70,815	3,774,440
Zogenix, Inc. (a)(b)	186,848	9,024,758
Zynerba Pharmaceuticals, Inc. (a)(b)	68,717	551,798
		313,250,239

TOTAL HEALTH CARE		3,020,157,435

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.4%
AAR Corp.	150,817	7,038,629
Aerojet Rocketdyne Holdings, Inc. (a)(b)	342,876	12,038,376
AeroVironment, Inc. (a)(b)	95,552	8,404,754
Air Industries Group, Inc. (b)	213	300
Arotech Corp. (b)	105,511	353,462
Astronics Corp. (a)(b)	95,985	4,176,307
Astrotech Corp. (b)	7,755	26,600
Axon Enterprise, Inc. (a)(b)	256,298	17,494,901
BWX Technologies, Inc.	444,333	27,246,500
CPI Aerostructures, Inc. (b)	19,646	164,044
Cubic Corp.	111,576	8,446,303
Curtiss-Wright Corp.	197,139	26,406,769
Ducommun, Inc. (b)	48,231	1,962,519
Engility Holdings, Inc. (b)	82,978	2,880,166
Esterline Technologies Corp. (b)	117,886	10,132,302
HEICO Corp. (a)	179,139	16,244,325
HEICO Corp. Class A	321,106	23,922,397
Hexcel Corp.	397,682	26,294,734
Innovative Solutions & Support, Inc. (b)	33,630	89,120
KEYW Holding Corp. (a)(b)	210,109	1,788,028
KLX, Inc. (b)	226,126	16,697,144
Kratos Defense & Security Solutions, Inc. (a)(b)	376,764	5,033,567
Mercury Systems, Inc. (a)(b)	219,105	11,943,414
Micronet Enertec Technologies, Inc. (a)(b)	8,412	10,599
Moog, Inc. Class A	144,636	11,413,227
National Presto Industries, Inc. (a)	24,207	3,209,848
SIFCO Industries, Inc. (b)	8,781	46,100
Sparton Corp. (b)	46,545	594,380
Spirit AeroSystems Holdings, Inc. Class A (a)	475,747	40,676,369
Teledyne Technologies, Inc. (b)	161,135	38,230,890
Triumph Group, Inc.	230,348	4,791,238
Vectrus, Inc. (b)	51,098	1,677,036
Wesco Aircraft Holdings, Inc. (b)	279,582	3,396,921
		332,831,269
Air Freight & Logistics - 0.4%
Air T, Inc. (b)	1,092	36,582
Air Transport Services Group, Inc. (b)	202,618	4,123,276
Atlas Air Worldwide Holdings, Inc. (a)(b)	115,252	7,018,847
Echo Global Logistics, Inc. (a)(b)	118,834	3,945,289
Forward Air Corp.	132,956	8,543,753
Hub Group, Inc. Class A (b)	148,040	7,823,914
Radiant Logistics, Inc. (b)	141,423	615,190
XPO Logistics, Inc. (a)(b)	470,225	50,078,963
		82,185,814
Airlines - 0.3%
Allegiant Travel Co.	56,258	7,665,153
Hawaiian Holdings, Inc.	228,263	9,472,915
JetBlue Airways Corp. (b)	1,406,654	26,838,958
SkyWest, Inc.	234,779	15,331,069
Spirit Airlines, Inc. (a)(b)	304,904	14,489,038
		73,797,133
Building Products - 1.0%
AAON, Inc. (a)	183,755	7,423,702
Advanced Drain Systems, Inc. Del	183,567	5,754,825
American Woodmark Corp. (b)	64,659	5,492,782
Apogee Enterprises, Inc.	127,498	6,275,452
Armstrong World Industries, Inc. (b)	231,153	16,134,479
Builders FirstSource, Inc. (b)	513,348	8,018,496
Continental Building Products, Inc. (b)	171,095	6,381,844
COVIA Corp. (a)(b)	145,251	1,645,694
CSW Industrials, Inc. (b)	71,463	4,001,928
GCP Applied Technologies, Inc. (b)	325,797	8,210,084
Gibraltar Industries, Inc. (a)(b)	143,948	6,535,239
GMS, Inc. (b)	139,287	3,461,282
Griffon Corp.	149,237	2,723,575
Insteel Industries, Inc.	82,597	3,167,595
Jeld-Wen Holding, Inc. (b)	312,499	7,599,976
Lennox International, Inc.	163,382	36,403,143
Masonite International Corp. (b)	124,268	8,319,743
NCI Building Systems, Inc. (b)	190,470	3,218,943
Owens Corning	490,051	27,746,688
Patrick Industries, Inc. (a)(b)	104,231	6,670,784
PGT, Inc. (b)	227,232	5,521,738
Quanex Building Products Corp.	159,882	2,622,065
Simpson Manufacturing Co. Ltd.	182,466	14,007,915
Tecogen, Inc. New (b)	6,044	18,676
Trex Co., Inc. (b)	263,354	22,306,084
Universal Forest Products, Inc.	278,628	10,437,405
USG Corp. (b)	388,641	16,750,427
		246,850,564
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (a)	296,021	9,389,786
ACCO Brands Corp.	486,655	6,034,522
Acme United Corp.	1,332	29,197
ADS Waste Holdings, Inc. (b)	187,157	4,993,349
Amrep Corp. (b)	2,694	19,774
Aqua Metals, Inc. (a)(b)	158,730	385,714
ARC Document Solutions, Inc. (b)	173,429	558,441
Avalon Holdings Corp. Class A (a)(b)	10,366	46,440
Brady Corp. Class A	222,213	8,988,516
Casella Waste Systems, Inc. Class A (b)	174,856	4,962,413
CECO Environmental Corp.	124,603	1,051,649
Cemtrex, Inc. (a)(b)	34,404	56,767
Clean Harbors, Inc. (b)	232,665	15,958,492
Command Security Corp. (b)	4,050	7,979
CompX International, Inc. Class A	715	9,653
Covanta Holding Corp.	590,028	10,413,994
Deluxe Corp.	214,935	12,728,451
Document Security Systems, Inc. (a)(b)	20,066	24,681
Ecology & Environment, Inc. Class A	5,529	73,812
Ennis, Inc.	121,086	2,639,675
Essendant, Inc.	171,402	2,473,331
Evoqua Water Technologies Corp. (a)(b)	264,893	5,133,626
Fuel Tech, Inc. (a)(b)	71,206	84,023
Healthcare Services Group, Inc. (a)	331,117	13,645,332
Heritage-Crystal Clean, Inc. (a)(b)	67,703	1,577,480
Herman Miller, Inc.	272,699	10,444,372
HNI Corp.	193,943	8,552,886
Hudson Technologies, Inc. (a)(b)	164,908	308,378
Industrial Services of America, Inc. (b)	12,605	29,181
Interface, Inc.	264,579	6,230,835
Intersections, Inc. (a)(b)	42,033	72,717
KAR Auction Services, Inc.	607,125	38,060,666
Kimball International, Inc. Class B	169,255	2,956,885
Knoll, Inc.	218,560	5,144,902
LSC Communications, Inc.	151,031	1,847,109
Matthews International Corp. Class A	143,825	7,464,518
McGrath RentCorp.	108,351	6,284,358
Mobile Mini, Inc.	199,585	8,562,197
Msa Safety, Inc. (a)	151,396	15,304,622
Multi-Color Corp. (a)	64,185	3,963,424
NL Industries, Inc. (b)	19,002	150,116
Odyssey Marine Exploration, Inc. (a)(b)	33,165	309,098
Performant Financial Corp. (b)	99,740	241,371
Perma-Fix Environmental Services, Inc. (b)	23,883	113,444
PICO Holdings, Inc.	104,771	1,252,013
Pitney Bowes, Inc.	832,522	6,044,110
Quad/Graphics, Inc.	144,761	3,296,208
Quest Resource Holding Corp. (a)(b)	35,687	76,727
R.R. Donnelley & Sons Co.	308,204	1,559,512
Rollins, Inc.	432,079	25,959,306
SP Plus Corp. (b)	100,820	3,921,898
Steelcase, Inc. Class A	387,642	5,659,573
Team, Inc. (a)(b)	132,793	3,094,077
Tetra Tech, Inc.	253,668	17,706,026
The Brink's Co. (a)	229,375	17,226,063
U.S. Ecology, Inc.	98,121	7,138,303
UniFirst Corp.	69,611	12,891,957
Viad Corp.	92,732	5,712,291
Virco Manufacturing Co.	16,793	83,125
VSE Corp.	36,497	1,408,054
		330,357,419
Construction & Engineering - 0.7%
AECOM (a)(b)	717,359	24,131,957
Aegion Corp. (b)	147,211	3,674,387
Ameresco, Inc. Class A (b)	85,179	1,222,319
Argan, Inc.	63,539	2,528,852
Comfort Systems U.S.A., Inc.	166,788	9,573,631
Construction Partners, Inc. Class A	55,852	678,602
Dycom Industries, Inc. (a)(b)	139,800	11,730,618
EMCOR Group, Inc.	265,570	21,272,157
FTE Networks, Inc. (b)	13,620	177,060
Goldfield Corp.	99,734	473,737
Granite Construction, Inc.	202,094	9,231,654
Great Lakes Dredge & Dock Corp. (b)	252,829	1,384,239
HC2 Holdings, Inc. (a)(b)	168,360	1,055,617
Ies Holdings, Inc. (a)(b)	35,821	685,972
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	479,226
KBR, Inc.	634,690	13,315,796
Keane Group, Inc. (a)(b)	267,222	3,281,486
MasTec, Inc. (a)(b)	286,469	12,547,342
MYR Group, Inc. (b)	75,779	2,634,836
Northwest Pipe Co. (b)	41,263	745,210
NV5 Holdings, Inc. (b)	40,978	3,624,504
Orion Group Holdings, Inc. (b)	116,448	1,003,782
Primoris Services Corp.	186,344	4,669,781
Sterling Construction Co., Inc. (a)(b)	117,122	1,704,125
Tutor Perini Corp. (a)(b)	173,590	3,532,557
Valmont Industries, Inc.	101,193	14,207,497
Williams Scotsman Corp. (a)(b)	171,810	2,998,085
		152,565,029
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	182,690	27,922,340
Allied Motion Technologies, Inc.	31,220	1,524,785
American Electric Technologies, Inc. (a)(b)	11,386	11,184
American Superconductor Corp. (a)(b)	78,969	481,711
AZZ, Inc.	117,435	6,312,131
Babcock & Wilcox Enterprises, Inc. (a)(b)	770,769	1,079,077
Broadwind Energy, Inc. (b)	60,375	131,618
Capstone Turbine Corp. (a)(b)	247,286	276,960
Encore Wire Corp.	93,673	4,707,068
Energous Corp. (a)(b)	87,914	1,127,057
Energy Focus, Inc. (a)(b)	30,849	66,325
EnerSys	189,355	15,714,571
Enphase Energy, Inc. (a)(b)	338,229	1,653,940
EnSync, Inc. (a)(b)	114,418	40,046
Espey Manufacturing & Electronics Corp.	5,259	140,678
FuelCell Energy, Inc. (a)(b)	378,895	443,307
Generac Holdings, Inc. (b)	275,839	15,306,306
GrafTech International Ltd.	174,214	3,219,475
Hubbell, Inc. Class B	243,288	30,741,872
Ideal Power, Inc. (a)(b)	17,678	11,673
LSI Industries, Inc.	117,225	606,053
Ocean Power Technologies, Inc. (a)(b)	70,903	52,546
Orion Energy Systems, Inc. (a)(b)	82,082	78,142
Plug Power, Inc. (a)(b)	1,028,508	2,026,161
Polar Power, Inc. (a)(b)	7,179	44,510
Powell Industries, Inc.	38,329	1,500,580
Preformed Line Products Co.	11,698	955,727
Real Goods Solar, Inc. (a)(b)	42,561	18,416
Regal Beloit Corp.	199,139	16,667,934
Revolution Lighting Technologies, Inc. (a)(b)	37,668	102,080
Sensata Technologies, Inc. PLC (a)(b)	761,598	40,326,614
Sunrun, Inc. (a)(b)	300,000	3,936,000
Sunworks, Inc. (a)(b)	46,670	32,132
Thermon Group Holdings, Inc. (b)	146,456	3,925,021
TPI Composites, Inc. (a)(b)	61,940	1,736,178
Ultralife Corp. (b)	42,785	370,090
Vicor Corp. (b)	73,865	4,612,869
Vivint Solar, Inc. (b)	109,703	575,941
		188,479,118
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	271,961	34,487,374
ITT, Inc.	389,867	23,045,038
Raven Industries, Inc.	161,392	7,811,373
		65,343,785
Machinery - 3.7%
Actuant Corp. Class A (a)	272,518	8,025,655
AGCO Corp.	293,590	17,515,579
Alamo Group, Inc.	42,473	4,047,677
Albany International Corp. Class A	131,871	10,173,848
Allison Transmission Holdings, Inc. (a)	580,531	28,829,169
Altra Industrial Motion Corp. (a)	131,716	5,143,510
American Railcar Industries, Inc.	33,825	1,549,862
Apergy Corp. (a)(b)	342,574	15,491,196
ARC Group Worldwide, Inc. (a)(b)	25,348	48,161
Art's-Way Manufacturing Co., Inc. (b)	9,649	26,535
Astec Industries, Inc. (a)	86,385	4,202,630
Barnes Group, Inc.	215,817	14,688,505
Blue Bird Corp. (a)(b)	51,001	1,170,473
Briggs & Stratton Corp.	191,742	3,865,519
Cactus, Inc. (a)(b)	162,606	5,557,873
Chart Industries, Inc. (a)(b)	138,723	10,480,523
Chicago Rivet & Machine Co.	758	24,104
CIRCOR International, Inc. (a)	87,402	3,964,555
Colfax Corp. (b)	445,645	15,561,923
Columbus McKinnon Corp. (NY Shares)	91,393	3,886,944
Commercial Vehicle Group, Inc. (b)	120,218	1,173,328
Crane Co.	226,459	20,671,178
Dmc Global, Inc.	62,393	2,448,925
Donaldson Co., Inc. (a)	584,176	29,559,306
Douglas Dynamics, Inc.	101,803	4,662,577
Eastern Co.	26,978	795,851
Energy Recovery, Inc. (a)(b)	151,895	1,471,863
EnPro Industries, Inc.	95,943	7,202,441
ESCO Technologies, Inc.	116,292	7,867,154
ExOne Co. (a)(b)	40,244	355,355
Federal Signal Corp.	270,118	7,031,172
Franklin Electric Co., Inc.	174,001	8,508,649
FreightCar America, Inc.	53,070	897,414
Gardner Denver Holdings, Inc. (b)	317,773	8,884,933
Gates Industrial Corp. PLC (a)(b)	202,163	3,685,431
Gencor Industries, Inc. (b)	29,953	386,394
Global Brass & Copper Holdings, Inc.	99,231	3,825,355
Gorman-Rupp Co.	90,966	3,334,814
Graco, Inc.	752,909	35,394,252
Graham Corp.	38,537	1,071,714
Greenbrier Companies, Inc. (a)	124,371	7,213,518
Harsco Corp. (b)	362,470	10,239,778
Hillenbrand, Inc.	279,066	14,274,226
Hurco Companies, Inc.	24,468	1,049,677
Hyster-Yale Materials Handling Class A	42,446	2,618,918
IDEX Corp.	341,726	52,355,840
Jason Industries, Inc. (b)	34,467	95,474
John Bean Technologies Corp. (a)	142,963	16,912,523
Kadant, Inc.	51,037	5,157,289
Kennametal, Inc.	366,952	14,986,320
L.B. Foster Co. Class A (b)	41,840	951,860
Lincoln Electric Holdings, Inc.	275,072	25,900,780
Lindsay Corp. (a)	52,222	5,001,301
LiqTech International, Inc. (b)	162,497	206,371
Lydall, Inc. (b)	77,344	3,310,323
Manitex International, Inc. (a)(b)	80,512	851,817
Manitowoc Co., Inc. (a)(b)	162,770	3,774,636
Meritor, Inc. (b)	392,749	8,506,943
MFRI, Inc. (b)	13,179	121,906
Middleby Corp. (a)(b)	247,844	30,122,960
Milacron Holdings Corp. (b)	239,741	5,082,509
Miller Industries, Inc.	42,627	1,227,658
Mueller Industries, Inc.	260,390	8,324,668
Mueller Water Products, Inc. Class A	715,346	8,276,553
Navistar International Corp. New (b)	290,705	12,666,017
NN, Inc.	123,434	2,468,680
Nordson Corp. (a)	228,027	31,700,314
Omega Flex, Inc. (a)	24,574	2,180,943
Oshkosh Corp.	326,290	22,925,135
Park-Ohio Holdings Corp.	36,562	1,515,495
ProPetro Holding Corp. (a)(b)	310,888	4,731,715
Proto Labs, Inc. (b)	112,204	17,442,112
RBC Bearings, Inc. (b)	110,539	16,559,848
Rexnord Corp. (b)	470,453	13,657,251
Spartan Motors, Inc.	152,982	2,210,590
SPX Corp. (b)	190,432	6,472,784
SPX Flow, Inc. (b)	196,513	9,420,833
Standex International Corp.	58,479	6,309,884
Sun Hydraulics Corp.	127,963	6,441,657
Taylor Devices, Inc. (b)	3,749	43,301
Tennant Co.	82,228	6,294,553
Terex Corp.	319,269	12,371,674
The L.S. Starrett Co. Class A	20,155	128,992
Timken Co.	301,245	14,655,569
Titan International, Inc.	212,617	1,590,375
Toro Co.	475,739	28,920,174
TriMas Corp. (b)	203,826	6,257,458
Trinity Industries, Inc. (a)	662,816	23,755,325
Twin Disc, Inc. (b)	34,774	888,476
Wabash National Corp. (a)	267,734	4,883,468
WABCO Holdings, Inc. (a)(b)	222,607	27,398,470
Wabtec Corp. (a)	380,495	41,215,218
Watts Water Technologies, Inc. Class A	124,035	10,226,686
Woodward, Inc.	247,249	19,918,379
WSI Industries, Inc. (a)	5,563	29,484
Xerium Technologies, Inc. (b)	46,836	629,476
		885,956,531
Marine - 0.1%
Genco Shipping & Trading Ltd. (b)	60,925	836,500
Kirby Corp. (b)	239,568	20,914,286
Matson, Inc.	188,914	7,057,827
		28,808,613
Professional Services - 1.4%
Acacia Research Corp. (b)	241,785	942,962
Asgn, Inc. (b)	220,581	20,423,595
Barrett Business Services, Inc.	33,579	2,519,432
BG Staffing, Inc.	38,107	928,287
CBIZ, Inc. (b)	253,569	6,060,299
CoStar Group, Inc. (b)	162,765	71,968,172
CRA International, Inc.	36,289	2,074,279
DLH Holdings Corp. (b)	2,257	11,872
Dun & Bradstreet Corp.	164,254	23,475,182
Exponent, Inc.	237,793	12,448,464
Forrester Research, Inc.	47,157	2,320,124
Franklin Covey Co. (b)	53,514	1,369,958
FTI Consulting, Inc. (b)	167,838	12,792,612
GEE Group, Inc. (a)(b)	3,724	9,244
GP Strategies Corp. (b)	68,728	1,309,268
Heidrick & Struggles International, Inc.	88,851	3,927,214
Hudson Global, Inc. (b)	73,252	126,726
Huron Consulting Group, Inc. (b)	101,374	5,018,013
ICF International, Inc.	85,852	7,009,816
InnerWorkings, Inc. (a)(b)	215,796	1,687,525
Insperity, Inc.	167,032	20,018,785
Kelly Services, Inc. Class A (non-vtg.)	140,647	3,545,711
Kforce, Inc.	105,978	4,456,375
Korn/Ferry International	250,018	16,783,708
Lightbridge Corp. (b)	12,635	12,761
Manpower, Inc.	290,898	27,265,870
Marathon Patent Group, Inc. (a)(b)	53,847	52,770
Mastech Digital, Inc. (b)	6,164	64,722
MISTRAS Group, Inc. (b)	78,589	1,792,615
Navigant Consulting, Inc.	204,111	4,876,212
RCM Technologies, Inc.	26,331	129,022
Reis, Inc.	35,639	821,479
Resources Connection, Inc.	145,001	2,399,767
Spherix, Inc. (a)(b)	4,712	5,042
TransUnion Holding Co., Inc.	671,873	50,592,037
TriNet Group, Inc. (b)	185,050	10,930,904
TrueBlue, Inc. (b)	189,785	5,560,701
Volt Information Sciences, Inc. (b)	56,277	196,970
WageWorks, Inc. (a)(b)	176,617	9,449,010
Willdan Group, Inc. (a)(b)	35,062	1,099,895
		336,477,400
Road & Rail - 0.8%
AMERCO	30,806	11,548,861
ArcBest Corp.	114,714	5,517,743
Avis Budget Group, Inc. (a)(b)	318,689	9,914,415
Covenant Transport Group, Inc. Class A (b)	58,436	1,745,483
Daseke, Inc. (b)	220,743	1,984,480
Genesee & Wyoming, Inc. Class A (a)(b)	266,691	23,439,472
Heartland Express, Inc.	222,126	4,542,477
Knight-Swift Transportation Holdings, Inc. Class A	568,984	19,419,424
Landstar System, Inc.	188,634	21,843,817
Marten Transport Ltd.	173,130	3,817,517
Old Dominion Freight Lines, Inc.	302,534	46,106,182
P.A.M. Transportation Services, Inc. (b)	11,803	687,761
Patriot Transportation Holding, Inc. (b)	5,715	115,957
Roadrunner Transportation Systems, Inc. (b)	117,512	152,766
Ryder System, Inc.	237,204	18,226,755
Saia, Inc. (a)(b)	117,517	9,313,222
Schneider National, Inc. Class B	141,992	3,840,884
U.S.A. Truck, Inc. (b)	31,070	680,744
Universal Logistics Holdings, Inc.	41,673	1,525,232
Werner Enterprises, Inc. (a)	197,464	7,316,041
YRC Worldwide, Inc. (b)	140,714	1,346,633
		193,085,866
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (b)	726	12,451
Air Lease Corp. Class A	428,310	19,792,205
Aircastle Ltd.	243,533	5,094,710
Applied Industrial Technologies, Inc.	173,408	13,361,086
Beacon Roofing Supply, Inc. (b)	304,866	11,304,431
BlueLinx Corp. (a)(b)	36,029	1,294,522
BMC Stock Holdings, Inc. (b)	279,470	6,288,075
CAI International, Inc. (b)	68,566	1,850,596
DXP Enterprises, Inc. (b)	73,586	3,376,862
EnviroStar, Inc.	8,263	390,427
GATX Corp. (a)	170,888	14,431,492
General Finance Corp. (a)(b)	73,463	1,002,770
H&E Equipment Services, Inc.	139,217	4,846,144
HD Supply Holdings, Inc. (b)	818,402	37,310,947
Herc Holdings, Inc. (b)	128,723	6,768,255
Houston Wire & Cable Co. (b)	67,850	556,370
Huttig Building Products, Inc. (a)(b)	72,927	377,762
Kaman Corp.	120,759	7,874,694
Lawson Products, Inc. (b)	22,824	769,169
MRC Global, Inc. (b)	399,617	8,236,106
MSC Industrial Direct Co., Inc. Class A	204,243	17,458,692
Nexeo Solutions, Inc. (b)	262,963	2,632,260
Now, Inc. (a)(b)	479,255	8,238,393
Rush Enterprises, Inc. Class A	160,994	6,916,302
SiteOne Landscape Supply, Inc. (a)(b)	179,538	16,224,849
Systemax, Inc.	65,078	2,375,347
Titan Machinery, Inc. (a)(b)	84,437	1,524,932
Transcat, Inc. (b)	24,318	592,143
Triton International Ltd.	212,280	8,019,938
Univar, Inc. (b)	515,593	14,343,797
Veritiv Corp. (b)	50,713	2,421,546
Watsco, Inc.	142,847	24,996,797
WESCO International, Inc. (b)	211,539	12,935,610
Willis Lease Finance Corp. (b)	18,966	650,154
		264,269,834
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	352,615	16,587,010

TOTAL INDUSTRIALS		3,197,595,385

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.4%
ADTRAN, Inc.	225,381	3,876,553
Aerohive Networks, Inc. (a)(b)	131,104	553,259
Applied Optoelectronics, Inc. (a)(b)	86,263	3,567,838
Arris International PLC (a)(b)	777,688	20,149,896
Aviat Networks, Inc. (b)	17,942	319,368
Bank Technologies, Inc.	68,107	258,807
Black Box Corp. (a)(b)	74,340	92,925
CalAmp Corp. (a)(b)	167,160	3,928,260
Calix Networks, Inc. (b)	181,547	1,416,067
Carvana Co. Class A (a)(b)	145,347	9,409,765
Ciena Corp. (a)(b)	637,257	20,124,576
Clearfield, Inc. (a)(b)	45,080	615,342
ClearOne, Inc.	17,220	37,023
CommScope Holding Co., Inc. (b)	855,104	27,098,246
Communications Systems, Inc.	9,122	31,197
Comtech Telecommunications Corp.	109,119	3,911,916
Dasan Zhone Solutions, Inc. (a)(b)	16,585	179,781
Digi International, Inc. (b)	122,486	1,647,437
EchoStar Holding Corp. Class A (b)	221,176	10,616,448
EMCORE Corp. (b)	116,856	566,752
Extreme Networks, Inc. (b)	540,268	3,387,480
Finisar Corp. (a)(b)	512,990	10,464,996
Harmonic, Inc. (b)	393,058	2,142,166
Infinera Corp. (b)	695,007	6,220,313
InterDigital, Inc.	155,724	12,862,802
KVH Industries, Inc. (b)	53,392	664,730
Lantronix, Inc. (b)	2,938	15,630
Lumentum Holdings, Inc. (a)(b)	282,405	19,175,300
NETGEAR, Inc. (b)	143,427	10,161,803
NetScout Systems, Inc. (a)(b)	359,842	8,996,050
Network-1 Security Solutions, Inc.	44,887	130,172
Oclaro, Inc. (b)	778,648	7,428,302
Optical Cable Corp. (a)(b)	11,253	43,324
Palo Alto Networks, Inc. (b)	409,900	94,748,385
PC-Tel, Inc.	65,156	282,777
Plantronics, Inc.	149,855	10,073,253
Quantenna Communications, Inc. (b)	99,259	1,813,462
Resonant, Inc. (a)(b)	88,838	471,730
Sonus Networks, Inc. (b)	229,931	1,591,123
Technical Communications Corp. (b)	2,782	13,632
Tessco Technologies, Inc.	21,957	391,932
Ubiquiti Networks, Inc.	95,899	8,603,099
ViaSat, Inc. (a)(b)	244,675	15,370,484
Viavi Solutions, Inc. (b)	1,014,663	11,364,226
Westell Technologies, Inc. Class A (b)	36,810	105,645
xG Technology, Inc. (a)(b)	3,373	1,385
		334,925,657
Electronic Equipment & Components - 3.2%
ADDvantage Technologies Group, Inc. (b)	11,707	16,858
ADT, Inc. (a)	500,555	4,479,967
Akoustis Technologies, Inc. (a)(b)	44,905	374,508
Anixter International, Inc. (b)	132,690	9,566,949
Applied DNA Sciences, Inc. (a)(b)	83,467	101,830
Arrow Electronics, Inc. (b)	396,273	30,723,046
Avnet, Inc.	521,353	25,233,485
AVX Corp.	228,995	4,843,244
Badger Meter, Inc.	132,432	7,277,138
Bel Fuse, Inc. Class B (non-vtg.)	43,341	1,241,720
Belden, Inc. (a)	182,012	13,235,913
Benchmark Electronics, Inc.	221,538	5,726,757
Cardtronics PLC (b)	203,855	7,153,272
Casa Systems, Inc. (a)(b)	37,182	546,204
CDW Corp.	674,246	59,036,980
ClearSign Combustion Corp. (a)(b)	88,193	180,796
Cognex Corp.	773,857	41,633,507
Coherent, Inc. (a)(b)	111,237	21,201,772
Control4 Corp. (b)	94,138	3,051,013
CTS Corp.	147,892	5,464,609
CUI Global, Inc. (b)	85,811	193,933
Daktronics, Inc.	187,333	1,519,271
Data I/O Corp. (b)	25,384	136,566
Dell Technologies, Inc. (a)(b)	890,312	85,621,305
Digital Ally, Inc. (a)(b)	14,722	38,277
Dolby Laboratories, Inc. Class A	281,007	19,723,881
DPW Holdings, Inc. (a)(b)	240,068	117,657
Dynasil Corp. of America (b)	9,233	12,557
Echelon Corp. (b)	10,643	89,933
Electro Scientific Industries, Inc. (a)(b)	159,386	3,498,523
eMagin Corp. (a)(b)	59,414	86,150
ePlus, Inc. (b)	63,782	6,611,004
Fabrinet (a)	166,602	7,975,238
FARO Technologies, Inc. (b)	75,680	5,161,376
Fitbit, Inc. (a)(b)	799,425	4,812,539
Frequency Electronics, Inc. (b)	18,014	149,516
I. D. Systems Inc. (b)	42,210	271,832
Identiv, Inc. (b)	44,096	267,663
IEC Electronics Corp. (b)	24,204	132,880
II-VI, Inc. (a)(b)	248,183	12,347,104
Image Sensing Systems, Inc. (b)	9,582	57,971
Insight Enterprises, Inc. (b)	157,850	8,703,849
Intellicheck, Inc. (a)(b)	10,517	22,822
Iteris, Inc. (a)(b)	122,630	631,545
Itron, Inc. (b)	157,894	10,484,162
Jabil, Inc.	758,876	22,432,375
KEMET Corp. (b)	218,232	5,639,115
KEY Tronic Corp. (b)	23,421	187,368
Keysight Technologies, Inc. (b)	835,288	54,201,838
Kimball Electronics, Inc. (b)	120,583	2,387,543
Knowles Corp. (a)(b)	409,668	7,427,281
LGL Group, Inc. (b)	5,167	39,373
LightPath Technologies, Inc. Class A (a)(b)	75,176	160,877
Littelfuse, Inc.	111,321	24,886,923
LRAD Corp. (b)	75,779	230,368
Luna Innovations, Inc. (b)	134,554	500,541
Maxwell Technologies, Inc. (a)(b)	187,957	671,006
Mesa Laboratories, Inc.	15,731	3,157,998
Methode Electronics, Inc. Class A	165,031	6,543,479
MicroVision, Inc. (a)(b)	416,568	445,728
MTS Systems Corp.	80,740	4,368,034
Napco Security Technolgies, Inc. (b)	54,451	822,210
National Instruments Corp.	487,285	23,267,859
Neonode, Inc. (a)(b)	119,716	36,513
NetList, Inc. (a)(b)	137,887	16,091
Novanta, Inc. (b)	143,360	10,981,376
OSI Systems, Inc. (b)	79,055	6,157,594
Par Technology Corp. (a)(b)	45,628	1,171,727
Park Electrochemical Corp.	94,387	2,017,994
PC Connection, Inc.	70,156	2,785,193
PC Mall, Inc. (b)	39,971	911,339
Perceptron, Inc. (b)	32,730	354,139
Plexus Corp. (b)	152,708	9,664,889
RadiSys Corp. (b)	138,192	219,725
Research Frontiers, Inc. (a)(b)	70,642	81,238
RF Industries Ltd. (a)	34,355	405,389
Richardson Electronics Ltd.	36,172	326,633
Rogers Corp. (b)	83,497	11,528,431
Sanmina Corp. (b)	310,952	9,577,322
ScanSource, Inc. (b)	115,525	4,696,091
Sigmatron International, Inc. (b)	11,250	79,538
Superconductor Technologies, Inc. (a)(b)	2,752	6,522
SYNNEX Corp.	129,311	12,539,288
Tech Data Corp. (b)	155,831	11,336,705
Trimble, Inc. (b)	1,112,266	46,826,399
TTM Technologies, Inc. (a)(b)	410,024	7,667,449
Vishay Intertechnology, Inc.	588,359	14,002,944
Vishay Precision Group, Inc. (b)	55,852	2,418,392
Wayside Technology Group, Inc.	13,193	158,316
Wireless Telecom Group, Inc. (b)	34,803	66,126
Zebra Technologies Corp. Class A (b)	238,033	40,879,787
		764,040,188
Internet Software & Services - 3.0%
2U, Inc. (a)(b)	254,227	22,717,725
Alarm.com Holdings, Inc. (a)(b)	113,106	6,366,737
Amber Road, Inc. (b)	72,188	630,201
ANGI Homeservices, Inc. Class A (a)(b)	234,164	5,071,992
AppFolio, Inc. (b)	53,537	4,572,060
Apptio, Inc. Class A (b)	140,710	5,459,548
Autoweb, Inc. (b)	46,143	159,655
Benefitfocus, Inc. (a)(b)	107,573	4,743,969
BlackLine, Inc. (a)(b)	176,458	9,309,924
Box, Inc. Class A (a)(b)	572,401	14,058,169
Bridgeline Digital, Inc. (b)	952	1,104
Brightcove, Inc. (b)	142,686	1,170,025
BroadVision, Inc. (b)	7,279	13,102
Carbonite, Inc. (b)	142,269	5,911,277
Care.com, Inc. (b)	69,638	1,353,066
CarGurus, Inc. Class A (a)	48,282	2,381,268
ChannelAdvisor Corp. (b)	110,549	1,442,664
Cision Ltd. (a)(b)	260,243	4,713,001
Cloudera, Inc. (a)(b)	388,032	5,824,360
Cornerstone OnDemand, Inc. (b)	240,452	13,599,965
Coupa Software, Inc. (b)	124,257	8,910,469
Determine, Inc. (b)	71,459	58,239
DHI Group, Inc. (b)	204,008	438,617
DocuSign, Inc. (a)	92,453	5,772,765
Dropbox, Inc. Class A (a)(b)	207,090	5,560,367
DropCar, Inc. (a)(b)	9,790	7,049
eGain Communications Corp. (b)	73,616	1,052,709
Endurance International Group Holdings, Inc. (b)	358,723	3,461,677
Envestnet, Inc. (a)(b)	202,403	12,791,870
Etsy, Inc. (b)	482,738	23,504,513
Five9, Inc. (a)(b)	246,048	11,822,606
Fusion Connect, Inc. (a)(b)	100,564	372,087
GlowPoint, Inc. (a)(b)	315,981	55,929
GoDaddy, Inc. (b)	740,510	60,321,945
Gogo, Inc. (a)(b)	264,954	1,189,643
GrubHub, Inc. (a)(b)	402,893	58,060,910
GTT Communications, Inc. (a)(b)	152,095	6,547,690
Hortonworks, Inc. (b)	296,071	6,608,305
IAC/InterActiveCorp (b)	348,213	68,667,604
Instructure, Inc. (a)(b)	130,588	5,347,579
Internap Network Services Corp. (a)(b)	59,742	801,738
Inuvo, Inc. (b)	95,405	61,059
iPass, Inc. (a)(b)	40,453	80,906
Issuer Direct Corp.	35,231	484,426
Izea Worldwide, Inc. (a)(b)	24,439	42,279
j2 Global, Inc. (a)	218,104	18,008,847
Leaf Group Ltd. (b)	63,831	705,333
Limelight Networks, Inc. (b)	525,907	2,666,348
Liquidity Services, Inc. (b)	94,355	679,356
LivePerson, Inc. (b)	257,488	6,926,427
LogMeIn, Inc.	231,236	19,874,734
Marchex, Inc. Class B	110,863	319,285
Marin Software, Inc. (a)(b)	10,816	36,234
Match Group, Inc. (a)(b)	280,019	14,014,951
MeetMe, Inc. (a)(b)	338,782	1,727,788
MINDBODY, Inc. (a)(b)	132,963	4,932,927
MongoDB, Inc. Class A (a)	107,602	7,743,040
Net Element International, Inc. (a)(b)	15,603	96,271
New Relic, Inc. (a)(b)	190,821	19,608,766
Nutanix, Inc. Class A (b)	318,414	17,933,076
Okta, Inc. (b)	333,092	20,595,078
Pandora Media, Inc. (a)(b)	1,136,304	10,499,449
Professional Diversity Network, Inc. (a)(b)	5,685	17,908
Q2 Holdings, Inc. (a)(b)	156,722	9,763,781
QuinStreet, Inc. (b)	165,257	2,506,949
Qumu Corp. (b)	82,505	200,487
Quotient Technology, Inc. (a)(b)	339,215	5,071,264
Remark Holdings, Inc. (a)(b)	88,573	311,777
SecureWorks Corp. (a)(b)	51,274	682,457
SharpSpring, Inc. (b)	4,489	63,699
ShotSpotter, Inc. (a)(b)	14,937	852,006
Shutterstock, Inc.	83,363	4,588,300
SPS Commerce, Inc. (b)	78,580	7,722,057
Stamps.com, Inc. (b)	74,421	18,489,897
Support.com, Inc. (b)	54,868	151,436
Synacor, Inc. (a)(b)	119,442	229,926
TechTarget, Inc. (a)(b)	91,845	2,203,362
Telaria, Inc. (a)(b)	115,090	473,020
The Trade Desk, Inc. (a)(b)	101,590	14,413,589
Travelzoo, Inc. (b)	31,997	396,763
TrueCar, Inc. (a)(b)	349,710	4,497,271
Twilio, Inc. Class A (b)	343,255	27,686,948
Veritone, Inc. (a)(b)	39,592	413,340
Web.com Group, Inc. (b)	225,073	6,290,790
XO Group, Inc. (b)	111,521	3,352,321
Yelp, Inc. (a)(b)	341,931	16,111,789
Yext, Inc. (a)(b)	297,956	7,407,186
Zillow Group, Inc.:
Class A (a)(b)	244,868	11,778,151
Class C (a)(b)	530,658	25,816,512
		709,383,689
IT Services - 3.5%
Acxiom Corp. (b)	346,135	15,814,908
ALJ Regional Holdings, Inc. (b)	9,675	18,770
Booz Allen Hamilton Holding Corp. Class A	648,080	33,155,773
CACI International, Inc. Class A (b)	109,985	21,447,075
Cass Information Systems, Inc.	45,228	3,235,159
Computer Task Group, Inc. (b)	43,271	252,703
Conduent, Inc. (b)	878,350	20,360,153
Convergys Corp.	412,704	10,206,170
CoreLogic, Inc. (b)	367,288	18,672,922
CSG Systems International, Inc.	156,134	5,831,605
CSP, Inc.	3,489	46,159
Edgewater Technology, Inc. (b)	28,053	133,252
EPAM Systems, Inc. (b)	225,925	32,291,460
Euronet Worldwide, Inc. (a)(b)	229,811	22,475,516
Everi Holdings, Inc. (b)	309,065	2,679,594
EVERTEC, Inc.	269,766	6,487,872
ExlService Holdings, Inc. (b)	152,820	9,792,706
First Data Corp. Class A (b)	2,480,931	63,809,545
Genpact Ltd.	671,734	20,581,930
Hackett Group, Inc.	120,894	2,474,700
Information Services Group, Inc. (b)	106,909	529,200
Innodata, Inc. (b)	57,046	82,717
Jack Henry & Associates, Inc.	346,707	54,932,257
Leidos Holdings, Inc.	636,428	45,040,010
ManTech International Corp. Class A	121,604	8,064,777
Maximus, Inc.	291,106	19,358,549
ModusLink Global Solutions, Inc. (b)	124,462	272,572
MoneyGram International, Inc. (b)	141,146	918,860
NIC, Inc.	297,143	4,992,002
Perficient, Inc. (b)	163,968	4,710,801
Perspecta, Inc.	635,230	14,775,450
PFSweb, Inc. (a)(b)	68,404	588,958
Presidio, Inc. (a)	145,431	2,198,917
PRG-Schultz International, Inc. (b)	113,057	1,079,694
Sabre Corp.	1,123,171	29,325,995
Science Applications International Corp.	188,930	17,045,265
ServiceSource International, Inc. (b)	310,800	991,452
Square, Inc. (a)(b)	1,293,876	114,689,169
StarTek, Inc. (a)(b)	45,478	275,597
Sykes Enterprises, Inc. (b)	179,064	5,414,895
Syntel, Inc. (b)	172,317	7,020,195
Teradata Corp. (a)(b)	535,927	22,224,893
Travelport Worldwide Ltd.	573,717	10,653,925
Ttec Holdings, Inc.	70,995	1,860,069
Unisys Corp. (a)(b)	229,721	4,272,811
Virtusa Corp. (b)	125,755	7,326,486
WEX, Inc. (b)	177,390	33,743,126
WidePoint Corp. (b)	264,173	136,049
Worldpay, Inc. (b)	1,327,578	129,292,821
		831,585,484
Semiconductors & Semiconductor Equipment - 2.7%
Acacia Communications, Inc. (a)(b)	88,878	3,623,556
Adesto Technologies Corp. (a)(b)	106,207	642,552
Advanced Energy Industries, Inc. (b)	174,471	10,394,982
AEHR Test Systems (b)	77,697	196,573
Alpha & Omega Semiconductor Ltd. (b)	93,791	1,332,770
Amkor Technology, Inc. (b)	564,220	4,925,641
Amtech Systems, Inc. (a)(b)	53,049	291,239
Aquantia Corp. (a)(b)	37,349	472,091
Atomera, Inc. (a)(b)	35,732	192,595
Axcelis Technologies, Inc. (b)	141,353	2,855,331
AXT, Inc. (a)(b)	163,305	1,290,110
Brooks Automation, Inc.	321,681	12,677,448
Cabot Microelectronics Corp.	117,276	13,220,523
Ceva, Inc. (b)	101,466	3,104,860
Cirrus Logic, Inc. (a)(b)	270,017	11,867,247
Cohu, Inc.	136,900	3,611,422
Cree, Inc. (a)(b)	447,743	21,540,916
CVD Equipment Corp. (a)(b)	12,659	81,651
CyberOptics Corp. (a)(b)	31,816	709,497
Cypress Semiconductor Corp.	1,589,845	27,361,232
Diodes, Inc. (b)	171,896	6,518,296
DSP Group, Inc. (b)	98,205	1,261,934
Entegris, Inc.	631,248	21,399,307
First Solar, Inc. (b)	364,124	18,963,578
FormFactor, Inc. (b)	329,088	5,084,410
GSI Technology, Inc. (b)	64,516	452,257
Ichor Holdings Ltd. (a)(b)	108,787	2,820,847
Impinj, Inc. (a)(b)	86,502	1,858,063
Inphi Corp. (a)(b)	199,644	7,400,803
Integrated Device Technology, Inc. (a)(b)	572,192	24,312,438
Intermolecular, Inc. (b)	44,940	60,669
Intest Corp. (b)	33,374	292,023
Kopin Corp. (a)(b)	260,464	604,276
Kulicke & Soffa Industries, Inc.	312,955	8,071,109
Lattice Semiconductor Corp. (b)	587,755	4,813,713
MACOM Technology Solutions Holdings, Inc. (a)(b)	181,099	4,174,332
Marvell Technology Group Ltd.	2,597,123	53,708,504
Maxim Integrated Products, Inc.	1,245,719	75,328,628
MaxLinear, Inc. Class A (a)(b)	287,596	5,544,851
MKS Instruments, Inc.	244,160	22,682,464
Monolithic Power Systems, Inc.	172,955	25,920,766
MoSys, Inc. (a)(b)	16,268	13,665
Nanometrics, Inc. (b)	108,990	4,774,852
NeoPhotonics Corp. (a)(b)	159,367	1,400,836
NVE Corp.	22,079	2,509,941
ON Semiconductor Corp. (b)	1,908,857	40,735,008
PDF Solutions, Inc. (a)(b)	122,998	1,072,543
Photronics, Inc. (b)	319,010	3,413,407
Pixelworks, Inc. (b)	137,421	757,190
Power Integrations, Inc.	131,006	9,609,290
QuickLogic Corp. (a)(b)	362,578	395,210
Rambus, Inc. (b)	490,859	5,998,297
Rubicon Technology, Inc. (a)(b)	8,459	77,315
Rudolph Technologies, Inc. (b)	142,377	3,958,081
Semtech Corp. (b)	297,415	17,770,546
Silicon Laboratories, Inc. (a)(b)	195,953	19,203,394
SMART Global Holdings, Inc. (a)(b)	24,552	809,970
SolarEdge Technologies, Inc. (a)(b)	169,300	8,117,935
SunPower Corp. (a)(b)	277,488	1,864,719
Synaptics, Inc. (a)(b)	152,567	7,362,883
Teradyne, Inc.	852,655	35,120,859
Ultra Clean Holdings, Inc. (b)	175,068	2,671,538
Universal Display Corp. (a)	187,284	22,923,562
Veeco Instruments, Inc. (b)	224,720	2,696,640
Versum Materials, Inc.	493,451	19,634,415
Xcerra Corp. (b)	245,849	3,559,894
Xperi Corp.	215,562	3,384,323
		631,501,817
Software - 5.7%
8x8, Inc. (b)	425,789	9,665,410
A10 Networks, Inc. (b)	222,356	1,549,821
ACI Worldwide, Inc. (a)(b)	532,148	15,118,325
Agilysys, Inc. (b)	71,034	1,141,516
Altair Engineering, Inc. Class A (b)	114,885	4,798,746
American Software, Inc. Class A	136,738	2,458,549
Appian Corp. Class A (a)(b)	70,144	2,450,130
Aspen Technology, Inc. (b)	316,092	36,464,373
Asure Software, Inc. (a)(b)	56,901	855,222
Avaya Holdings Corp. (a)(b)	467,440	10,919,398
Aware, Inc. (b)	24,042	85,349
Black Knight, Inc. (b)	626,017	33,429,308
Blackbaud, Inc.	216,943	22,685,730
Bottomline Technologies, Inc. (b)	158,373	10,447,867
BSQUARE Corp. (b)	35,232	81,034
Cardlytics, Inc. (a)(b)	33,762	688,407
CDK Global, Inc.	549,282	34,231,254
Ceridian HCM Holding, Inc. (a)	96,980	3,733,730
CommVault Systems, Inc. (b)	193,014	13,443,425
Datawatch Corp. (b)	54,004	688,551
Digimarc Corp. (a)(b)	51,774	1,529,922
Digital Turbine, Inc. (a)(b)	234,348	328,087
Ebix, Inc.	101,347	8,072,289
Ellie Mae, Inc. (a)(b)	153,926	16,219,183
Everbridge, Inc. (a)(b)	80,489	4,846,243
Evolving Systems, Inc. (b)	27,005	61,436
Fair Isaac Corp. (b)	132,117	30,516,385
Finjan Holdings, Inc. (b)	50,868	223,311
FireEye, Inc. (a)(b)	807,674	13,407,388
Forescout Technologies, Inc. (b)	99,448	3,587,089
Fortinet, Inc. (b)	644,919	54,018,415
Globalscape, Inc.	28,877	114,064
Glu Mobile, Inc. (b)	487,546	3,754,104
GSE Systems, Inc. (b)	32,533	108,986
Guidewire Software, Inc. (a)(b)	356,649	35,868,190
HubSpot, Inc. (a)(b)	160,052	22,999,472
Imperva, Inc. (b)	148,674	7,009,979
Inseego Corp. (a)(b)	191,007	597,852
Majesco (b)	51,570	368,726
MAM Software Group, Inc. (b)	1,166	9,375
Manhattan Associates, Inc. (a)(b)	297,348	17,243,211
MicroStrategy, Inc. Class A (b)	44,348	6,607,852
Mitek Systems, Inc. (a)(b)	151,799	1,100,543
MobileIron, Inc. (b)	254,713	1,248,094
Model N, Inc. (b)	118,318	2,011,406
Monotype Imaging Holdings, Inc.	194,093	3,998,316
NetSol Technologies, Inc. (b)	36,495	215,321
Nuance Communications, Inc. (b)	1,215,134	19,830,987
NXT-ID, Inc. (a)(b)	86,540	147,983
Onespan, Inc. (b)	140,203	2,628,806
Parametric Technology Corp. (b)	512,569	51,226,146
Park City Group, Inc. (a)(b)	64,528	545,262
Paycom Software, Inc. (a)(b)	216,789	33,628,310
Paylocity Holding Corp. (a)(b)	122,902	9,763,335
Pegasystems, Inc.	168,031	10,703,575
Pivotal Software, Inc. (a)	176,475	4,897,181
Pluralsight, Inc. (a)	95,559	3,265,251
Progress Software Corp.	207,752	8,503,289
Proofpoint, Inc. (b)	225,679	26,776,813
PROS Holdings, Inc. (a)(b)	151,649	5,592,815
QAD, Inc.:
Class A	29,880	1,812,222
Class B	23,915	1,134,767
Qualys, Inc. (b)	147,719	13,449,815
Rapid7, Inc. (b)	182,961	6,979,962
RealNetworks, Inc. (b)	88,984	284,749
RealPage, Inc. (b)	320,648	20,008,435
Red Violet, Inc. (a)(b)	23,864	184,946
RingCentral, Inc. (a)(b)	298,721	27,825,861
Rosetta Stone, Inc. (b)	75,204	1,188,223
RumbleON, Inc. Class B	7,424	63,624
SailPoint Technologies Holding, Inc. (b)	288,199	8,913,995
SeaChange International, Inc. (b)	123,967	204,546
SendGrid, Inc. (b)	54,973	1,993,871
ServiceNow, Inc. (b)	787,878	154,707,724
ShiftPixy, Inc. (a)(b)	15,135	50,551
SITO Mobile Ltd. (a)(b)	74,241	147,740
Smartsheet, Inc. (a)	62,648	1,862,525
Smith Micro Software, Inc. (a)(b)	65,744	163,045
Snap, Inc. Class A (a)(b)	1,137,231	12,395,818
Sonic Foundry, Inc. (a)(b)	55,955	96,802
Splunk, Inc. (b)	647,285	82,949,573
SS&C Technologies Holdings, Inc.	892,623	52,968,249
Tableau Software, Inc. (a)(b)	303,365	33,934,409
TeleNav, Inc. (b)	138,127	773,511
The Rubicon Project, Inc. (b)	185,651	738,891
TiVo Corp.	566,150	7,727,948
Tyler Technologies, Inc. (a)(b)	158,771	39,208,498
Ultimate Software Group, Inc. (a)(b)	129,249	40,024,538
Upland Software, Inc. (b)	48,426	1,802,416
Varonis Systems, Inc. (b)	89,746	6,632,229
Verint Systems, Inc. (b)	288,088	13,986,672
VirnetX Holding Corp. (a)(b)	224,849	753,244
VMware, Inc. Class A (a)(b)	309,688	47,462,783
Workday, Inc. Class A (a)(b)	652,657	100,861,613
Workiva, Inc. (a)(b)	120,722	4,448,606
Zedge, Inc. (b)	22,584	66,171
Zendesk, Inc. (b)	465,206	32,048,041
Zix Corp. (b)	274,741	1,524,813
Zscaler, Inc. (a)(b)	64,761	2,771,123
Zuora, Inc. (a)	52,810	1,456,500
Zynga, Inc. (b)	3,489,348	14,515,688
		1,358,635,874
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	503,689	10,250,071
Astro-Med, Inc.	70,231	1,555,617
Avid Technology, Inc. (a)(b)	150,202	889,196
CPI Card Group (a)(b)	14,163	44,755
Cray, Inc. (b)	177,191	3,845,045
Diebold Nixdorf, Inc. (a)	339,412	1,612,207
Eastman Kodak Co. (a)(b)	178,692	580,749
Electronics for Imaging, Inc. (a)(b)	196,301	6,829,312
Everspin Technologies, Inc. (a)(b)	33,541	310,254
Immersion Corp. (b)	136,771	1,589,279
Intevac, Inc. (b)	81,125	468,497
NCR Corp. (a)(b)	523,702	14,878,374
Pure Storage, Inc. Class A (a)(b)	536,371	14,396,198
Qualstar Corp. (a)(b)	11,767	95,901
Quantum Corp. (a)(b)	140,061	282,923
Transact Technologies, Inc.	27,805	392,051
U.S.A. Technologies, Inc. (b)	239,730	3,895,613
		61,916,042

TOTAL INFORMATION TECHNOLOGY		4,691,988,751

MATERIALS - 5.0%
Chemicals - 2.4%
A. Schulman, Inc. rights (b)(d)	134,313	256,538
Advanced Emissions Solutions, Inc. (a)	92,967	1,061,683
AdvanSix, Inc. (b)	140,165	4,743,184
AgroFresh Solutions, Inc. (a)(b)	114,965	764,517
American Vanguard Corp.	117,647	2,576,469
Ashland Global Holdings, Inc.	278,165	23,421,493
Axalta Coating Systems Ltd. (b)	983,977	30,011,299
Balchem Corp. (a)	143,906	15,957,736
Cabot Corp.	277,404	18,009,068
Celanese Corp. Class A	606,549	70,863,120
Chase Corp.	32,571	4,037,175
Core Molding Technologies, Inc.	29,730	272,624
Ferro Corp. (b)	376,167	8,256,866
Flotek Industries, Inc. (a)(b)	264,681	659,056
FutureFuel Corp.	102,472	1,519,660
H.B. Fuller Co.	224,309	12,783,370
Hawkins, Inc.	43,033	1,777,263
Huntsman Corp.	937,897	28,596,480
Ingevity Corp. (b)	188,967	19,087,557
Innophos Holdings, Inc.	91,648	4,005,934
Innospec, Inc.	114,722	8,902,427
Intrepid Potash, Inc. (b)	450,889	1,533,023
KMG Chemicals, Inc.	53,527	4,147,272
Koppers Holdings, Inc. (b)	95,695	3,392,388
Kraton Performance Polymers, Inc. (b)	141,371	6,648,678
Kronos Worldwide, Inc.	98,226	1,977,289
Loop Industries, Inc. (a)(b)	1,840	18,179
LSB Industries, Inc. (a)(b)	90,767	791,488
MagneGas Corp. (b)	481	96
Marrone Bio Innovations, Inc. (a)(b)	133,190	277,701
Minerals Technologies, Inc.	158,189	10,622,391
NewMarket Corp. (a)	42,029	16,855,310
Northern Technologies International Corp.	5,699	204,024
Olin Corp.	747,477	22,969,968
OMNOVA Solutions, Inc. (b)	197,283	1,785,411
Platform Specialty Products Corp. (b)	968,588	12,843,477
PolyOne Corp.	361,186	15,263,720
PQ Group Holdings, Inc. (a)	141,606	2,520,587
Quaker Chemical Corp.	60,655	10,926,392
Rayonier Advanced Materials, Inc.	237,501	4,963,771
RPM International, Inc.	598,621	40,406,918
Senomyx, Inc. (a)(b)	173,392	199,401
Sensient Technologies Corp. (a)	189,772	13,477,607
Stepan Co.	90,484	8,072,078
The Chemours Co. LLC	792,438	34,550,297
The Scotts Miracle-Gro Co. Class A	173,383	12,955,178
Trecora Resources (b)	73,260	1,025,640
Tredegar Corp.	118,547	2,602,107
Trinseo SA	194,714	15,022,185
Tronox Ltd. Class A	426,311	6,901,975
Valhi, Inc.	96,973	320,011
Valvoline, Inc.	872,050	18,766,516
Venator Materials PLC	214,416	2,590,145
W.R. Grace & Co.	299,273	21,146,630
Westlake Chemical Corp.	160,857	15,212,246
		568,553,618
Construction Materials - 0.2%
Eagle Materials, Inc.	211,268	19,506,374
Forterra, Inc. (a)(b)	86,988	735,918
Foundation Building Materials, Inc. (b)	59,843	826,432
nVent Electric PLC	727,207	20,427,245
Summit Materials, Inc. (a)	496,820	10,567,361
Tecnoglass, Inc. (a)	22,511	210,928
U.S. Concrete, Inc. (a)(b)	74,738	3,602,372
United States Lime & Minerals, Inc.	10,066	763,909
		56,640,539
Containers & Packaging - 0.8%
Aptargroup, Inc.	278,266	29,137,233
Bemis Co., Inc.	405,500	19,983,040
Berry Global Group, Inc. (b)	583,510	27,850,932
Crown Holdings, Inc. (a)(b)	599,711	25,673,628
Graphic Packaging Holding Co.	1,373,376	19,529,407
Greif, Inc.:
Class A	127,041	7,010,122
Class B	6,373	362,305
Myers Industries, Inc.	125,306	2,788,059
Owens-Illinois, Inc. (b)	726,460	12,836,548
Silgan Holdings, Inc.	332,687	9,065,721
Sonoco Products Co.	444,581	24,914,319
UFP Technologies, Inc. (b)	22,187	782,092
		179,933,406
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,414,277	6,279,390
Alcoa Corp. (b)	776,561	34,688,980
Allegheny Technologies, Inc. (a)(b)	557,008	15,055,926
Ampco-Pittsburgh Corp. (b)	38,813	293,038
Atkore International Group, Inc. (b)	182,585	4,999,177
Carpenter Technology Corp.	209,937	12,526,941
Century Aluminum Co. (a)(b)	227,020	2,864,992
Cleveland-Cliffs, Inc. (a)(b)	1,327,574	13,342,119
Coeur d'Alene Mines Corp. (a)(b)	857,086	4,868,248
Commercial Metals Co. (a)	528,765	11,421,324
Compass Minerals International, Inc. (a)	154,492	9,663,475
Comstock Mining, Inc. (a)(b)	43,965	7,694
Friedman Industries	25,968	268,249
General Moly, Inc. (b)	199,078	77,640
Gold Resource Corp.	254,210	1,311,724
Golden Minerals Co. (a)(b)	162,066	44,374
Haynes International, Inc.	54,352	2,141,469
Hecla Mining Co. (a)	2,145,563	6,093,399
Kaiser Aluminum Corp.	75,360	8,258,702
Materion Corp.	88,833	5,667,545
McEwen Mining, Inc. (a)	1,170,839	2,306,553
Olympic Steel, Inc.	41,185	907,717
Paramount Gold Nevada Corp. (a)(b)	22,322	22,992
Pershing Gold Corp. (a)(b)	67,767	88,775
Reliance Steel & Aluminum Co.	322,506	28,345,052
Royal Gold, Inc.	293,926	22,414,797
Ryerson Holding Corp. (b)	75,567	785,897
Schnitzer Steel Industries, Inc. Class A (a)	129,052	3,400,520
Solitario Exploration & Royalty Corp. (b)	56,754	21,464
Steel Dynamics, Inc.	1,049,972	48,015,220
SunCoke Energy, Inc. (b)	290,025	3,236,679
Synalloy Corp. (a)	36,188	830,515
TimkenSteel Corp. (a)(b)	177,269	2,483,539
U.S. Antimony Corp. (b)	112,677	67,606
U.S. Gold Corp.	271	309
United States Steel Corp.	784,075	23,271,346
Universal Stainless & Alloy Products, Inc. (b)	38,127	1,154,486
Warrior Metropolitan Coal, Inc. (a)	193,102	4,644,103
Worthington Industries, Inc.	195,706	9,115,985
		290,987,961
Paper & Forest Products - 0.4%
Boise Cascade Co.	180,079	7,869,452
Clearwater Paper Corp. (b)	73,623	2,138,748
Domtar Corp.	285,301	14,521,821
Kapstone Paper & Packaging Corp.	390,949	13,429,098
Louisiana-Pacific Corp.	649,846	18,949,509
Mercer International, Inc. (SBI)	214,087	3,789,340
Neenah, Inc.	79,790	7,280,838
P.H. Glatfelter Co.	192,702	3,705,659
Resolute Forest Products (b)	407,572	5,604,115
Schweitzer-Mauduit International, Inc.	137,070	5,577,378
Verso Corp. (b)	152,411	4,784,181
		87,650,139

TOTAL MATERIALS		1,183,765,663

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.5%
Acadia Realty Trust (SBI)	372,096	10,612,178
Agree Realty Corp.	142,365	8,124,771
Alexander & Baldwin, Inc.	312,016	7,323,016
Alexanders, Inc.	17,139	6,185,979
American Assets Trust, Inc.	196,857	7,775,852
American Campus Communities, Inc.	607,152	25,457,883
American Homes 4 Rent Class A	1,135,265	26,338,148
Americold Realty Trust	210,074	5,230,843
Apple Hospitality (REIT), Inc.	977,818	17,258,488
Armada Hoffler Properties, Inc.	218,174	3,401,333
Ashford Hospitality Trust, Inc.	421,427	2,735,061
Bluerock Residential Growth (REIT), Inc. (a)	97,765	966,896
Braemar Hotels & Resorts, Inc.	138,266	1,596,972
Brandywine Realty Trust (SBI)	796,532	13,349,876
Brixmor Property Group, Inc.	1,346,958	24,541,575
BRT Realty Trust	35,820	461,003
Camden Property Trust (SBI)	409,530	38,929,922
CareTrust (REIT), Inc.	361,368	6,667,240
CatchMark Timber Trust, Inc.	220,765	2,768,393
CBL & Associates Properties, Inc. (a)	772,823	3,446,791
Cedar Realty Trust, Inc.	348,746	1,558,895
Chatham Lodging Trust	215,213	4,616,319
Chesapeake Lodging Trust	269,215	8,859,866
CIM Commercial Trust Corp.	62,574	976,154
City Office REIT, Inc.	163,548	2,111,405
Clipper Realty, Inc.	58,110	708,942
Colony NorthStar, Inc. (a)	2,210,417	13,549,856
Columbia Property Trust, Inc.	544,617	13,114,377
Community Healthcare Trust, Inc.	84,297	2,615,736
Condor Hospitality Trust, Inc.	248	2,592
CorEnergy Infrastructure Trust, Inc. (a)	53,602	2,006,323
CorePoint Lodging, Inc. (b)	181,624	3,786,860
CoreSite Realty Corp.	161,703	18,833,548
Corporate Office Properties Trust (SBI)	466,030	14,344,403
Corrections Corp. of America	534,554	13,839,603
Cousins Properties, Inc.	1,862,664	17,415,908
CubeSmart	813,933	24,865,653
CyrusOne, Inc.	441,382	29,554,939
DDR Corp.	679,563	9,507,086
DiamondRock Hospitality Co.	898,155	10,741,934
Douglas Emmett, Inc.	698,986	27,302,393
Easterly Government Properties, Inc.	267,657	5,420,054
EastGroup Properties, Inc.	155,987	15,172,855
Education Realty Trust, Inc.	357,229	14,782,136
Empire State Realty Trust, Inc.	606,613	10,670,323
EPR Properties	289,117	20,290,231
Equity Commonwealth (b)	541,840	17,371,390
Equity Lifestyle Properties, Inc.	394,869	38,254,909
Farmland Partners, Inc. (a)	178,574	1,260,732
First Industrial Realty Trust, Inc.	546,807	17,749,355
Forest City Realty Trust, Inc. Class A	1,196,795	30,099,394
Four Corners Property Trust, Inc.	309,736	8,344,288
Franklin Street Properties Corp.	492,298	4,218,994
Front Yard Residential Corp. Class B	237,862	2,906,674
Gaming & Leisure Properties	888,259	31,790,790
Getty Realty Corp.	153,683	4,473,712
Gladstone Commercial Corp.	160,908	3,203,678
Gladstone Land Corp. (a)	65,467	896,898
Global Medical REIT, Inc. (a)	86,806	830,733
Global Net Lease, Inc.	340,989	7,396,051
Global Self Storage, Inc.	69,168	293,272
Government Properties Income Trust (a)	440,563	7,449,920
Gramercy Property Trust	698,536	19,104,960
Healthcare Realty Trust, Inc.	565,897	17,520,171
Healthcare Trust of America, Inc.	919,938	26,282,629
Hersha Hospitality Trust	176,585	4,167,406
Highwoods Properties, Inc. (SBI)	456,089	22,685,867
Hospitality Properties Trust (SBI)	739,283	21,431,814
Hudson Pacific Properties, Inc.	699,512	23,671,486
Independence Realty Trust, Inc.	384,410	3,970,955
Industrial Logistics Properties Trust	93,306	2,245,875
InfraReit, Inc.	177,881	3,715,934
Investors Real Estate Trust	557,381	3,037,726
Invitation Homes, Inc.	1,269,933	29,678,334
iStar Financial, Inc. (a)	328,567	3,676,665
JBG SMITH Properties	424,286	15,893,754
Jernigan Capital, Inc.	77,285	1,546,473
Kilroy Realty Corp.	439,609	32,153,002
Kite Realty Group Trust	372,502	6,511,335
Lamar Advertising Co. Class A	372,834	28,726,860
LaSalle Hotel Properties (SBI)	491,874	17,269,696
Lexington Corporate Properties Trust	974,247	9,099,467
Liberty Property Trust (SBI)	652,680	28,554,750
Life Storage, Inc.	204,530	19,962,128
LTC Properties, Inc.	182,502	8,477,218
Mack-Cali Realty Corp.	421,592	9,207,569
MedEquities Realty Trust, Inc.	140,497	1,504,723
Medical Properties Trust, Inc.	1,634,802	24,603,770
Monmouth Real Estate Investment Corp. Class A	359,421	6,250,331
National Health Investors, Inc.	188,801	14,962,479
National Retail Properties, Inc.	682,478	31,455,411
National Storage Affiliates Trust	250,833	7,113,624
New Senior Investment Group, Inc.	361,016	2,288,841
NexPoint Residential Trust, Inc.	105,661	3,412,850
NorthStar Realty Europe Corp.	259,554	3,561,081
Omega Healthcare Investors, Inc. (a)	884,743	29,240,756
One Liberty Properties, Inc.	71,120	2,047,545
Outfront Media, Inc.	628,891	12,496,064
Paramount Group, Inc.	931,818	14,797,270
Park Hotels & Resorts, Inc.	894,644	29,925,842
Pebblebrook Hotel Trust (a)	304,800	11,768,328
Pennsylvania Real Estate Investment Trust (SBI)	306,593	3,127,249
Physicians Realty Trust	840,176	14,694,678
Piedmont Office Realty Trust, Inc. Class A	585,487	11,616,062
Plymouth Industrial REIT, Inc.	2,621	42,277
Potlatch Corp.	270,196	13,050,467
Power (REIT) (b)	1,204	7,284
Preferred Apartment Communities, Inc. Class A	177,055	3,155,120
PS Business Parks, Inc.	91,900	11,986,517
QTS Realty Trust, Inc. Class A	230,116	10,523,205
Ramco-Gershenson Properties Trust (SBI)	365,581	5,103,511
Rayonier, Inc.	572,166	19,928,542
Regional Health Properties, Inc. (b)	39,804	5,175
Retail Opportunity Investments Corp.	508,249	10,032,835
Retail Properties America, Inc.	988,866	12,588,264
Rexford Industrial Realty, Inc.	406,788	13,220,610
RLJ Lodging Trust	784,724	17,193,303
Ryman Hospitality Properties, Inc.	228,284	20,255,639
Sabra Health Care REIT, Inc.	799,559	18,853,601
Safety Income and Growth, Inc.	45,219	746,114
Saul Centers, Inc.	57,521	3,451,260
Select Income REIT	303,418	6,235,240
Senior Housing Properties Trust (SBI)	1,081,837	20,673,905
Seritage Growth Properties (a)	117,633	6,055,747
Sotherly Hotels, Inc.	41,362	304,838
Spirit MTA REIT (a)	195,715	2,098,065
Spirit Realty Capital, Inc.	1,871,385	15,663,492
Stag Industrial, Inc.	466,598	13,470,684
Store Capital Corp.	755,979	21,779,755
Summit Hotel Properties, Inc.	480,511	6,597,416
Sun Communities, Inc.	355,413	36,671,513
Sunstone Hotel Investors, Inc.	997,120	16,731,674
Tanger Factory Outlet Centers, Inc. (a)	427,343	10,281,873
Taubman Centers, Inc.	273,065	17,642,730
Terreno Realty Corp.	242,580	9,317,498
The GEO Group, Inc.	547,300	13,885,001
TIER REIT, Inc.	226,769	5,406,173
UMH Properties, Inc.	171,977	2,744,753
Uniti Group, Inc. (a)	732,806	15,257,021
Universal Health Realty Income Trust (SBI)	64,392	4,909,890
Urban Edge Properties	491,167	11,228,078
Urstadt Biddle Properties, Inc. Class A	143,066	3,254,752
VEREIT, Inc.	4,256,407	33,285,103
Washington Prime Group, Inc.	852,809	6,600,742
Washington REIT (SBI)	354,011	11,172,587
Weingarten Realty Investors (SBI)	543,638	16,814,723
Wheeler REIT, Inc. (a)	33,737	185,891
Whitestone REIT Class B	177,576	2,422,137
WP Carey, Inc.	480,202	31,971,849
Xenia Hotels & Resorts, Inc.	486,556	11,803,849
		1,774,431,082
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)(b)	2,426	150,533
Altisource Portfolio Solutions SA (a)(b)	52,112	1,883,849
American Realty Investments, Inc. (a)(b)	1,984	33,530
Boston Omaha Corp. (b)	14,617	379,457
Consolidated-Tomoka Land Co.	23,748	1,490,899
Forestar Group, Inc. (a)(b)	47,373	1,217,486
FRP Holdings, Inc. (a)(b)	40,472	2,642,822
Griffin Industrial Realty, Inc.	7,815	313,382
HFF, Inc.	169,808	7,710,981
Howard Hughes Corp. (b)	171,471	22,354,674
InterGroup Corp. (b)	829	23,046
J.W. Mays, Inc. (b)	15	552
Jones Lang LaSalle, Inc.	201,104	30,672,382
Kennedy-Wilson Holdings, Inc.	565,207	12,123,690
Marcus & Millichap, Inc. (b)	69,555	2,532,498
Maui Land & Pineapple, Inc. (a)(b)	29,867	379,311
RE/MAX Holdings, Inc.	80,431	3,961,227
Realogy Holdings Corp. (a)	573,287	12,262,609
Redfin Corp. (a)(b)	301,086	5,964,514
Retail Value, Inc. (b)	67,956	2,427,388
Stratus Properties, Inc. (b)	12,564	381,946
Tejon Ranch Co. (b)	78,871	1,753,302
The St. Joe Co. (a)(b)	299,484	5,151,125
Transcontinental Realty Investors, Inc. (b)	1,482	45,038
Trinity Place Holdings, Inc. (b)	36,266	221,223
VICI Properties, Inc.	307,534	6,430,536
		122,508,000

TOTAL REAL ESTATE		1,896,939,082

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Alaska Communication Systems Group, Inc. (b)	193,163	380,531
Atlantic Tele-Network, Inc.	48,210	3,530,418
Bandwidth, Inc. (b)	21,076	960,223
Cincinnati Bell, Inc. (a)(b)	249,327	3,241,251
Cogent Communications Group, Inc.	191,000	10,447,700
Consolidated Communications Holdings, Inc. (a)	281,112	3,319,933
Frontier Communications Corp. (a)	338,667	1,761,068
Globalstar, Inc. (a)(b)	1,855,563	946,152
IDT Corp. Class B	87,883	464,901
Iridium Communications, Inc. (a)(b)	370,667	7,506,007
Ooma, Inc. (a)(b)	84,984	1,359,744
ORBCOMM, Inc. (a)(b)	350,299	3,779,726
Pareteum Corp. (a)(b)	235,335	649,525
PDVWireless, Inc. (a)(b)	45,082	1,354,714
Vonage Holdings Corp. (b)	968,785	13,737,371
WideOpenWest, Inc. (a)(b)	109,124	1,271,295
Windstream Holdings, Inc. (a)(b)	177,891	837,867
Zayo Group Holdings, Inc. (b)	831,613	28,823,707
		84,372,133
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (a)(b)	23,662	281,578
Boingo Wireless, Inc. (b)	185,532	6,137,399
NII Holdings, Inc. (a)(b)	448,686	2,575,458
Shenandoah Telecommunications Co.	213,485	8,144,453
Spok Holdings, Inc.	116,484	1,788,029
Sprint Corp. (a)(b)	3,031,680	18,523,565
T-Mobile U.S., Inc. (b)	1,310,242	86,528,382
Telephone & Data Systems, Inc.	415,942	12,494,898
U.S. Cellular Corp. (b)	72,809	3,113,313
		139,587,075

TOTAL TELECOMMUNICATION SERVICES		223,959,208

UTILITIES - 2.5%
Electric Utilities - 0.8%
Allete, Inc.	232,015	17,419,686
El Paso Electric Co.	185,600	11,377,280
Genie Energy Ltd. Class B	64,409	348,453
Hawaiian Electric Industries, Inc.	486,223	17,149,085
IDACORP, Inc.	225,642	22,079,070
MGE Energy, Inc.	163,374	10,692,828
OGE Energy Corp.	874,119	32,193,803
Otter Tail Corp.	182,270	8,730,733
PNM Resources, Inc.	364,146	14,183,487
Portland General Electric Co. (a)	398,302	18,481,213
Spark Energy, Inc. Class A, (a)	72,291	636,161
Vistra Energy Corp. (a)(b)	1,649,766	38,835,492
		192,127,291
Gas Utilities - 0.9%
Atmos Energy Corp.	489,909	45,184,307
Chesapeake Utilities Corp.	75,906	6,527,916
National Fuel Gas Co. (a)	382,293	21,228,730
New Jersey Resources Corp.	387,559	17,672,690
Northwest Natural Gas Co.	133,892	8,689,591
ONE Gas, Inc. (a)	235,681	18,508,029
RGC Resources, Inc.	49,903	1,343,888
South Jersey Industries, Inc. (a)	390,004	12,940,333
Southwest Gas Holdings, Inc.	217,009	16,779,136
Spire, Inc.	224,778	16,757,200
UGI Corp.	763,437	41,263,770
		206,895,590
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc.:
Class A	157,222	3,095,701
Class C	315,291	6,258,526
Ormat Technologies, Inc.	164,658	8,669,244
Pattern Energy Group, Inc. (a)	392,135	7,991,711
Terraform Power, Inc.	261,899	2,928,031
		28,943,213
Multi-Utilities - 0.4%
Avangrid, Inc.	251,188	12,393,616
Avista Corp.	290,526	14,906,889
Black Hills Corp. (a)	238,151	14,015,186
MDU Resources Group, Inc.	870,570	24,280,197
NorthWestern Energy Corp.	218,961	13,128,902
Unitil Corp.	67,222	3,398,072
Vectren Corp.	366,890	26,122,568
		108,245,430
Water Utilities - 0.3%
American States Water Co.	166,324	10,050,959
Aqua America, Inc.	801,730	29,808,321
AquaVenture Holdings Ltd. (a)(b)	59,399	1,079,874
Artesian Resources Corp. Class A	37,388	1,343,351
Cadiz, Inc. (a)(b)	98,444	945,062
California Water Service Group	224,474	9,237,105
Connecticut Water Service, Inc.	58,641	4,017,495
Middlesex Water Co.	73,108	3,348,346
Pure Cycle Corp. (b)	68,372	769,185
Select Energy Services, Inc. Class A (b)	262,669	3,585,432
SJW Corp.	75,793	4,389,173
York Water Co.	56,219	1,692,192
		70,266,495

TOTAL UTILITIES		606,478,019

TOTAL COMMON STOCKS
(Cost $15,861,077,429)		23,719,306,132
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (e)
(Cost $4,964,660)	5,000,000	4,964,330
	Shares	Value

Money Market Funds - 16.5%
Fidelity Cash Central Fund, 1.97% (f)	107,959,445	$107,981,037
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	3,803,419,382	3,803,799,724
TOTAL MONEY MARKET FUNDS
(Cost $3,911,786,459)		3,911,780,761
TOTAL INVESTMENT IN SECURITIES - 116.4%
(Cost $19,777,828,548)		27,636,051,223
NET OTHER ASSETS (LIABILITIES) - (16.4)%		(3,892,793,524)
NET ASSETS - 100%		$23,743,257,699

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	231	Sept. 2018	$20,103,930	$926,979	$926,979
CME E-mini S&P MidCap 400 Index Contracts (United States)	65	Sept. 2018	13,296,400	533,751	533,751
TOTAL FUTURES CONTRACTS					$1,460,730

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,834,265.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$648,100
Fidelity Securities Lending Cash Central Fund	17,104,970
Total	$17,753,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,349,752,384	$3,349,752,384	$--	$--
Consumer Staples	666,601,674	666,601,674	--	--
Energy	1,019,687,266	1,019,687,266	--	--
Financials	3,862,381,265	3,862,381,265	--	--
Health Care	3,020,157,435	3,017,919,341	--	2,238,094
Industrials	3,197,595,385	3,197,595,385	--	--
Information Technology	4,691,988,751	4,691,988,751	--	--
Materials	1,183,765,663	1,183,509,125	--	256,538
Real Estate	1,896,939,082	1,896,939,082	--	--
Telecommunication Services	223,959,208	223,959,208	--	--
Utilities	606,478,019	606,478,019	--	--
U.S. Government and Government Agency Obligations	4,964,330	--	4,964,330	--
Money Market Funds	3,911,780,761	3,911,780,761	--	--
Total Investments in Securities:	$27,636,051,223	$27,628,592,261	$4,964,330	$2,494,632
Derivative Instruments:
Assets
Futures Contracts	$1,460,730	$1,460,730	$--	$--
Total Assets	$1,460,730	$1,460,730	$--	$--
Total Derivative Instruments:	$1,460,730	$1,460,730	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,460,730	$0
Total Equity Risk	1,460,730	0
Total Value of Derivatives	$1,460,730	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,718,613,875) — See accompanying schedule: Unaffiliated issuers (cost $15,866,042,089)	$23,724,270,462
Fidelity Central Funds (cost $3,911,786,459)	3,911,780,761
Total Investment in Securities (cost $19,777,828,548)		$27,636,051,223
Receivable for fund shares sold		27,135,728
Dividends receivable		16,220,131
Distributions receivable from Fidelity Central Funds		2,491,973
Receivable for daily variation margin on futures contracts		369,589
Other receivables		521,688
Total assets		27,682,790,332
Liabilities
Payable to custodian bank	$1,002,169
Payable for investments purchased	25,258,948
Payable for fund shares redeemed	107,781,491
Accrued management fee	874,191
Other payables and accrued expenses	487,606
Collateral on securities loaned	3,804,128,228
Total liabilities		3,939,532,633
Net Assets		$23,743,257,699
Net Assets consist of:
Paid in capital		$14,755,154,514
Undistributed net investment income		176,619,382
Accumulated undistributed net realized gain (loss) on investments		951,800,398
Net unrealized appreciation (depreciation) on investments		7,859,683,405
Net Assets		$23,743,257,699
Investor Class:
Net Asset Value, offering price and redemption price per share ($678,899,018 ÷ 9,716,114 shares)		$69.87
Premium Class:
Net Asset Value, offering price and redemption price per share ($20,176,007,521 ÷ 288,727,041 shares)		$69.88
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,888,351,160 ÷ 41,343,882 shares)		$69.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$166,578,276
Interest		36,888
Income from Fidelity Central Funds (including $17,104,970 from security lending)		17,753,070
Total income		184,368,234
Expenses
Management fee	$5,064,112
Transfer agent fees	2,085,138
Independent trustees' fees and expenses	55,951
Commitment fees	30,258
Total expenses before reductions	7,235,459
Expense reductions	(9,943)
Total expenses after reductions		7,225,516
Net investment income (loss)		177,142,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,005,864,804
Fidelity Central Funds	(45,448)
Futures contracts	7,002,750
Total net realized gain (loss)		1,012,822,106
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,638,883,596
Fidelity Central Funds	(5,698)
Futures contracts	2,859,263
Total change in net unrealized appreciation (depreciation)		1,641,737,161
Net gain (loss)		2,654,559,267
Net increase (decrease) in net assets resulting from operations		$2,831,701,985

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,142,718	$273,456,537
Net realized gain (loss)	1,012,822,106	745,065,670
Change in net unrealized appreciation (depreciation)	1,641,737,161	1,344,378,810
Net increase (decrease) in net assets resulting from operations	2,831,701,985	2,362,901,017
Distributions to shareholders from net investment income	(19,801,270)	(264,767,116)
Distributions to shareholders from net realized gain	–	(891,671,964)
Total distributions	(19,801,270)	(1,156,439,080)
Share transactions - net increase (decrease)	(327,974,128)	795,717,146
Total increase (decrease) in net assets	2,483,926,587	2,002,179,083
Net Assets
Beginning of period	21,259,331,112	19,257,152,029
End of period	$23,743,257,699	$21,259,331,112
Other Information
Undistributed net investment income end of period	$176,619,382	$19,277,934

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.69	$58.10	$46.00	$57.40	$55.29	$43.12
Income from Investment Operations
Net investment income (loss)B	.51	.79	.77	.75	.74	.67
Net realized and unrealized gain (loss)	7.72	6.25	14.00	(8.99)	3.62	13.09
Total from investment operations	8.23	7.04	14.77	(8.24)	4.36	13.76
Distributions from net investment income	(.05)	(.77)	(.74)	(.71)	(.70)	(.54)
Distributions from net realized gain	–	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(.05)	(3.45)C	(2.67)	(3.16)	(2.25)	(1.60)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$69.87	$61.69	$58.10	$46.00	$57.40	$55.29
Total ReturnE,F	13.35%	12.29%	32.50%	(14.86)%	8.23%	32.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.55%I	1.32%	1.47%	1.39%	1.36%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$678,899	$688,756	$815,223	$1,392,793	$1,992,558	$1,803,152
Portfolio turnover rateJ	11%I,K	11%	12%	12%K	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.45 per share is comprised of distributions from net investment income of $.774 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.70	$58.11	$46.00	$57.40	$55.30	$43.12
Income from Investment Operations
Net investment income (loss)B	.51	.81	.80	.77	.76	.68
Net realized and unrealized gain (loss)	7.73	6.25	13.99	(8.99)	3.61	13.11
Total from investment operations	8.24	7.06	14.79	(8.22)	4.37	13.79
Distributions from net investment income	(.06)	(.79)	(.75)	(.73)	(.72)	(.56)
Distributions from net realized gain	–	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(.06)	(3.47)C	(2.68)	(3.18)	(2.27)	(1.62)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$69.88	$61.70	$58.11	$46.00	$57.40	$55.30
Total ReturnE,F	13.36%	12.32%	32.56%	(14.83)%	8.24%	32.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%I	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%I	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.57%I	1.35%	1.49%	1.42%	1.39%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$20,176,008	$17,585,375	$16,222,551	$11,837,818	$13,356,931	$12,280,754
Portfolio turnover rateJ	11%I,K	11%	12%	12%K	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $3.47 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $2.674 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Extended Market Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.68	$58.09	$45.99	$57.39	$55.28	$43.11
Income from Investment Operations
Net investment income (loss)B	.52	.83	.81	.76	.76	.72
Net realized and unrealized gain (loss)	7.72	6.24	13.98	(8.98)	3.63	13.06
Total from investment operations	8.24	7.07	14.79	(8.22)	4.39	13.78
Distributions from net investment income	(.06)	(.81)	(.76)	(.73)	(.72)	(.56)
Distributions from net realized gain	–	(2.67)	(1.93)	(2.45)	(1.55)	(1.06)
Total distributions	(.06)	(3.48)	(2.69)	(3.18)	(2.28)C	(1.62)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$69.86	$61.68	$58.09	$45.99	$57.39	$55.28
Total ReturnE,F	13.37%	12.35%	32.58%	(14.83)%	8.27%	32.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.05%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	1.59%I	1.37%	1.52%	1.43%	1.40%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,888,351	$2,985,201	$2,219,377	$1,109,249	$754,325	$95,747
Portfolio turnover rateJ	11%I,K	11%	12%	12%K	7%	14%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28. per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.2
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
SAP SE (Germany, Software)	0.8
11.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Financials	19.1
Industrials	13.5
Consumer Discretionary	12.0
Consumer Staples	11.3
Health Care	11.2
Materials	7.8
Information Technology	7.0
Energy	6.1
Telecommunication Services	3.7
Real Estate	3.6

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Japan	23.8%
United Kingdom	15.7%
France	10.2%
Germany	9.4%
Switzerland	8.2%
Australia	6.7%
Netherlands	4.5%
Spain	2.9%
Sweden	2.6%
Other*	16.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within the United States of America, as applicable.

Fidelity® International Index Fund

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 6.7%
AGL Energy Ltd.	1,018,115	$15,209,357
Alumina Ltd.	3,800,444	7,868,561
Amcor Ltd.	1,796,238	18,465,812
AMP Ltd.	4,551,496	10,928,715
APA Group unit	1,835,900	13,198,285
Aristocrat Leisure Ltd.	890,934	20,233,157
ASX Ltd.	300,769	14,625,312
Aurizon Holdings Ltd.	3,095,069	9,345,189
Australia & New Zealand Banking Group Ltd.	4,521,667	95,893,479
Bank of Queensland Ltd.	616,785	5,094,743
Bendigo & Adelaide Bank Ltd.	755,910	6,298,281
BHP Billiton Ltd.	4,992,196	119,924,437
BlueScope Steel Ltd.	861,181	10,716,673
Boral Ltd.	1,830,136	9,209,793
Brambles Ltd.	2,469,098	19,472,129
Caltex Australia Ltd.	406,245	8,822,816
Challenger Ltd.	849,993	6,617,779
Cimic Group Ltd.	150,508	5,332,106
Coca-Cola Amatil Ltd.	792,074	5,346,873
Cochlear Ltd.	89,468	13,880,585
Commonwealth Bank of Australia	2,735,082	140,075,682
Computershare Ltd.	719,014	9,934,802
Crown Ltd.	591,377	6,037,001
CSL Ltd.	703,122	114,899,387
DEXUS Property Group unit	1,574,437	12,133,569
Dominos Pizza Enterprises Ltd.	96,331	3,746,552
Flight Centre Travel Group Ltd. (a)	86,432	3,629,983
Fortescue Metals Group Ltd.	2,404,772	6,638,556
Goodman Group unit	2,517,547	19,365,551
Harvey Norman Holdings Ltd. (a)	877,187	2,270,195
Healthscope Ltd.	2,705,933	4,260,197
Incitec Pivot Ltd.	2,590,532	7,300,347
Insurance Australia Group Ltd.	3,686,785	20,461,318
Lendlease Group unit	906,979	13,360,037
Macquarie Group Ltd.	502,510	46,746,324
Medibank Private Ltd.	4,291,983	9,379,940
Mirvac Group unit	5,728,036	10,006,461
National Australia Bank Ltd.	4,231,743	86,538,467
Newcrest Mining Ltd.	1,190,194	16,590,675
Orica Ltd.	584,928	7,396,678
Origin Energy Ltd. (b)	2,725,281	15,575,676
QBE Insurance Group Ltd.	2,110,795	16,707,130
Ramsay Health Care Ltd.	220,651	8,835,468
realestate.com.au Ltd.	81,828	5,360,827
Rio Tinto Ltd.	641,240	33,532,226
Santos Ltd. (b)	2,751,755	13,412,445
Scentre Group unit	8,279,689	24,463,823
SEEK Ltd.	514,636	8,287,369
Sonic Healthcare Ltd.	625,796	11,782,481
South32 Ltd.	8,029,027	20,086,795
SP AusNet	2,825,766	3,341,724
Stockland Corp. Ltd. unit	3,767,179	11,184,969
Suncorp Group Ltd.	2,017,185	22,462,890
Sydney Airport unit	1,722,626	8,928,834
Tabcorp Holdings Ltd.	2,976,151	10,269,864
Telstra Corp. Ltd.	6,468,497	14,415,628
The GPT Group unit	2,797,418	10,397,200
TPG Telecom Ltd.	585,083	3,634,124
Transurban Group unit	3,443,635	29,856,088
Treasury Wine Estates Ltd.	1,116,551	15,628,345
Vicinity Centers unit	5,079,917	10,115,908
Wesfarmers Ltd.	1,761,886	65,167,591
Westpac Banking Corp.	5,320,411	109,270,215
Woodside Petroleum Ltd.	1,454,836	38,561,655
Woolworths Group Ltd.	2,040,276	41,509,150

TOTAL AUSTRALIA		1,510,044,229

Austria - 0.2%
Andritz AG	112,920	6,684,666
Erste Group Bank AG	466,645	18,562,626
OMV AG	228,867	12,121,946
Raiffeisen International Bank-Holding AG	230,092	6,543,443
Voestalpine AG	179,181	8,036,515

TOTAL AUSTRIA		51,949,196

Bailiwick of Jersey - 1.2%
Experian PLC	1,426,924	35,518,764
Ferguson PLC	364,883	29,239,379
Glencore Xstrata PLC	17,936,617	72,912,689
Randgold Resources Ltd.	147,084	9,598,860
Shire PLC	1,420,435	83,082,615
WPP PLC	1,965,433	32,596,042

TOTAL BAILIWICK OF JERSEY		262,948,349

Belgium - 1.0%
Ageas	290,427	15,028,504
Anheuser-Busch InBev SA NV	1,184,174	110,415,922
Colruyt NV	92,962	5,524,769
Groupe Bruxelles Lambert SA	125,144	13,131,585
KBC Groep NV	390,399	27,733,125
Proximus	234,652	5,405,228
Solvay SA Class A	115,035	15,308,856
Telenet Group Holding NV	82,098	4,488,406
UCB SA	196,267	17,942,861
Umicore SA	326,571	18,210,393

TOTAL BELGIUM		233,189,649

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	1,024,450	7,492,076
Dairy Farm International Holdings Ltd.	520,734	4,827,204
Hongkong Land Holdings Ltd.	1,826,200	12,637,304
Jardine Matheson Holdings Ltd.	342,900	21,643,848
Jardine Strategic Holdings Ltd.	344,900	12,519,870
Kerry Properties Ltd.	1,001,181	3,794,889
Li & Fung Ltd.	9,085,246	2,581,315
NWS Holdings Ltd.	2,425,104	4,319,535
Shangri-La Asia Ltd.	1,983,380	3,057,671
Yue Yuen Industrial (Holdings) Ltd.	1,136,500	3,149,403

TOTAL BERMUDA		76,023,115

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	468,829	4,945,888
Cheung Kong Property Holdings Ltd.	4,022,925	28,677,516
CK Hutchison Holdings Ltd.	4,196,425	48,360,139
Melco Crown Entertainment Ltd. sponsored ADR	384,406	9,179,615
MGM China Holdings Ltd.	1,472,400	2,776,432
Minth Group Ltd.	1,152,000	4,718,815
Sands China Ltd.	3,777,200	18,431,822
WH Group Ltd. (c)	13,630,000	10,280,567
Wharf Real Estate Investment Co. Ltd.	1,872,585	12,418,289
Wynn Macau Ltd.	2,411,600	6,713,612

TOTAL CAYMAN ISLANDS		146,502,695

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	5,826	8,386,748
Series B	10,187	15,787,727
Carlsberg A/S Series B	165,856	20,247,128
Christian Hansen Holding A/S	153,762	15,610,355
Coloplast A/S Series B	184,194	19,715,200
Danske Bank A/S	1,113,982	32,774,890
DONG Energy A/S (c)	293,255	18,539,057
DSV de Sammensluttede Vognmaend A/S	294,294	27,577,174
Genmab A/S (b)	95,477	16,516,917
H Lundbeck A/S	107,855	6,328,013
ISS Holdings A/S	260,339	9,088,475
Novo Nordisk A/S Series B	2,823,887	139,009,171
Novozymes A/S Series B	340,577	18,666,984
Pandora A/S	173,834	10,385,866
Tryg A/S	187,575	4,608,909
Vestas Wind Systems A/S	303,678	21,160,335
William Demant Holding A/S (b)	160,902	6,544,113

TOTAL DENMARK		390,947,062

Finland - 1.1%
Elisa Corp. (A Shares)	221,679	9,482,017
Fortum Corp.	688,715	17,427,485
Kone Oyj (B Shares)	526,675	28,433,331
Metso Corp.	164,586	5,779,057
Neste Oyj	199,006	17,278,517
Nokia Corp.	8,751,233	48,843,435
Nokian Tyres PLC	180,841	7,462,343
Orion Oyj (B Shares)	162,584	5,976,743
Sampo Oyj (A Shares)	688,963	35,243,387
Stora Enso Oyj (R Shares)	854,879	15,911,543
UPM-Kymmene Corp.	829,933	31,983,045
Wartsila Corp.	689,568	14,559,568

TOTAL FINLAND		238,380,471

France - 10.0%
Accor SA	292,060	14,611,273
Aeroports de Paris	46,207	10,153,063
Air Liquide SA	345,711	43,539,319
Alstom SA	241,665	10,659,481
Amundi SA (c)	93,933	6,770,933
Arkema SA	107,007	13,402,084
Atos Origin SA	147,980	17,726,435
AXA SA	3,016,163	76,009,699
BIC SA	39,700	3,675,022
bioMerieux SA	64,931	5,705,407
BNP Paribas SA	1,746,779	102,554,679
Bollore SA	1,361,283	6,516,371
Bouygues SA	339,464	14,985,069
Bureau Veritas SA	412,086	10,590,200
Capgemini SA	249,143	32,028,096
Carrefour SA	925,089	16,504,261
Casino Guichard Perrachon SA (a)	86,581	2,744,625
CNP Assurances	268,565	6,194,211
Compagnie de St. Gobain	773,733	33,362,479
Credit Agricole SA	1,772,989	24,258,997
Danone SA	956,997	75,363,419
Dassault Aviation SA	3,902	7,260,382
Dassault Systemes SA	202,434	32,802,547
Edenred SA	366,110	13,951,509
EDF SA (b)	200,740	3,287,756
EDF SA	716,383	11,733,052
Eiffage SA	124,192	13,977,353
ENGIE	2,837,257	41,594,961
Essilor International SA	323,463	46,669,638
Eurazeo SA	72,628	5,513,413
Eutelsat Communications	272,542	6,453,604
Faurecia SA	118,728	7,273,798
Fonciere des Regions	58,341	6,098,124
Gecina SA	71,260	12,233,555
Groupe Eurotunnel SA	728,586	9,175,912
Hermes International SCA	49,235	32,015,165
ICADE	51,343	5,009,076
Iliad SA	41,147	5,315,842
Imerys SA	55,256	3,970,167
Ingenico SA	92,704	6,514,477
Ipsen SA	58,714	10,437,521
JCDecaux SA	116,837	3,848,854
Kering SA	117,763	63,972,513
Klepierre SA	318,510	11,424,054
L'Oreal SA (b)	201,944	48,451,823
L'Oreal SA	190,920	45,806,868
Legrand SA	414,394	31,217,409
LVMH Moet Hennessy - Louis Vuitton SA	432,335	151,555,637
Michelin CGDE Series B	264,976	31,362,211
Natixis SA	1,463,302	9,766,535
Orange SA	3,099,698	50,182,945
Pernod Ricard SA	329,900	52,078,674
Peugeot Citroen SA	914,421	25,155,516
Publicis Groupe SA	322,760	20,717,795
Remy Cointreau SA	35,192	4,930,488
Remy Cointreau SA rights (b)	35,785	68,537
Renault SA	298,759	25,731,411
Rexel SA	470,786	7,404,599
Safran SA	518,482	67,585,283
Sanofi SA	1,747,401	150,055,215
Schneider Electric SA	848,686	68,968,402
SCOR SE	253,119	10,232,391
SEB SA	35,195	6,560,927
Societe Generale Series A	1,192,759	48,840,282
Sodexo SA	55,922	5,823,856
Sodexo SA (b)	84,696	8,820,452
SR Teleperformance SA	89,633	17,218,869
Suez Environnement SA	578,829	8,368,213
Thales SA	165,439	23,303,243
Total SA	3,719,055	233,213,942
Ubisoft Entertainment SA (b)	121,581	13,076,656
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	214,822	45,133,189
Valeo SA	373,548	16,957,933
Veolia Environnement SA	834,174	17,583,737
VINCI SA	787,697	75,268,076
Vivendi SA	1,615,835	41,919,224
Wendel SA	43,222	6,401,684

TOTAL FRANCE		2,257,650,418

Germany - 8.9%
adidas AG	292,657	73,001,877
Allianz SE	684,160	145,823,122
Axel Springer Verlag AG	75,028	5,451,756
BASF AG	1,427,574	131,915,747
Bayer AG	1,449,321	135,257,001
Bayerische Motoren Werke AG (BMW)	514,753	49,837,437
Beiersdorf AG	156,604	18,232,343
Brenntag AG	240,090	14,474,871
Commerzbank AG (b)	1,555,266	14,703,965
Continental AG	170,946	31,361,161
Covestro AG (c)	299,022	25,469,449
Daimler AG (Germany)	1,413,204	91,368,974
Delivery Hero AG (b)(c)	142,467	7,848,392
Deutsche Bank AG	3,051,156	34,360,888
Deutsche Borse AG	299,962	41,394,442
Deutsche Lufthansa AG	367,465	9,592,772
Deutsche Post AG	1,534,245	55,796,335
Deutsche Telekom AG	5,178,890	83,518,109
Deutsche Wohnen AG (Bearer)	559,640	28,283,677
Drillisch AG	83,292	4,215,300
E.ON AG	3,419,662	36,507,011
Evonik Industries AG	254,209	9,474,797
Fraport AG Frankfurt Airport Services Worldwide	64,769	5,821,987
Fresenius Medical Care AG & Co. KGaA	335,075	33,913,194
Fresenius SE & Co. KGaA	646,647	49,374,173
GEA Group AG	269,767	10,248,812
Hannover Reuck SE	93,661	12,861,222
HeidelbergCement Finance AG	231,825	18,454,252
Henkel AG & Co. KGaA	162,049	18,085,659
Hochtief AG	29,971	4,863,480
Hugo Boss AG	99,023	7,910,236
Infineon Technologies AG	1,766,200	44,912,893
innogy SE (c)	211,703	9,192,919
K&S AG (a)	296,298	6,739,267
KION Group AG	110,827	7,566,748
Lanxess AG	135,296	10,628,794
Linde AG	288,674	65,742,372
MAN SE	54,978	5,976,342
Merck KGaA	201,301	21,141,569
Metro Wholesale & Food Specialist AG (a)	282,095	4,405,729
MTU Aero Engines Holdings AG	80,736	17,702,634
Muenchener Rueckversicherungs AG	232,373	50,115,269
OSRAM Licht AG	154,179	6,922,299
ProSiebenSat.1 Media AG	363,212	9,548,230
Puma AG	12,855	7,042,920
RWE AG	807,044	20,468,563
SAP SE	1,527,448	183,366,882
Schaeffler AG	255,064	3,463,967
Siemens AG	1,188,879	154,321,155
Siemens Healthineers AG (b)(c)	233,579	10,615,971
Symrise AG	191,219	17,858,697
Telefonica Deutschland Holding AG	1,155,448	4,805,470
Thyssenkrupp AG	676,260	15,628,729
TUI AG	265,267	4,891,129
TUI AG (GB)	418,882	7,722,307
Uniper SE	313,483	9,577,200
United Internet AG	190,486	10,020,552
Volkswagen AG	50,273	8,093,753
Vonovia SE	757,102	38,834,444
Wirecard AG	182,447	40,512,626
Zalando SE (b)	173,523	9,128,210

TOTAL GERMANY		2,016,370,081

Hong Kong - 2.5%
AIA Group Ltd.	18,769,000	161,893,461
Bank of East Asia Ltd.	1,963,829	7,268,576
BOC Hong Kong (Holdings) Ltd.	5,753,066	28,073,569
CLP Holdings Ltd.	2,552,157	29,996,685
Galaxy Entertainment Group Ltd.	3,691,000	27,322,453
Hang Lung Group Ltd.	1,370,000	3,840,102
Hang Lung Properties Ltd.	3,116,423	6,154,427
Hang Seng Bank Ltd.	1,189,001	32,236,906
Henderson Land Development Co. Ltd.	2,051,347	10,846,428
Hong Kong & China Gas Co. Ltd.	14,351,122	29,566,921
Hong Kong Exchanges and Clearing Ltd.	1,830,690	52,107,169
Hysan Development Co. Ltd.	971,677	4,982,959
Link (REIT)	3,357,808	33,455,083
MTR Corp. Ltd.	2,341,827	12,069,043
New World Development Co. Ltd.	9,527,803	12,721,946
PCCW Ltd.	6,626,863	3,520,818
Power Assets Holdings Ltd.	2,152,176	15,095,052
Sino Land Ltd.	5,132,470	8,697,162
SJM Holdings Ltd.	3,042,000	3,441,689
Sun Hung Kai Properties Ltd.	2,477,176	36,769,040
Swire Pacific Ltd. (A Shares)	775,384	8,767,680
Swire Properties Ltd.	1,815,400	7,135,543
Techtronic Industries Co. Ltd.	2,144,500	13,114,955
Wharf Holdings Ltd.	1,901,585	5,427,043
Wheelock and Co. Ltd.	1,274,000	7,994,203

TOTAL HONG KONG		562,498,913

Ireland - 0.6%
AIB Group PLC	1,262,538	7,098,838
Bank Ireland Group PLC	1,509,134	12,332,160
CRH PLC	1,305,850	43,320,544
DCC PLC (United Kingdom)	138,728	12,508,840
James Hardie Industries PLC CDI	687,643	10,465,317
Kerry Group PLC Class A	246,622	28,125,682
Paddy Power Betfair PLC (Ireland)	131,584	11,989,786
Ryanair Holdings PLC (b)	239,301	3,954,512
Smurfit Kappa Group PLC	350,282	14,303,830

TOTAL IRELAND		144,099,509

Isle of Man - 0.1%
Gaming VC Holdings SA	852,824	12,184,193
Genting Singapore Ltd.	9,366,359	7,301,741

TOTAL ISLE OF MAN		19,485,934

Israel - 0.6%
Azrieli Group	64,823	3,367,919
Bank Hapoalim BM (Reg.)	1,661,139	12,450,479
Bank Leumi le-Israel BM	2,249,678	15,120,582
Bezeq The Israel Telecommunication Corp. Ltd.	3,242,153	3,876,194
Check Point Software Technologies Ltd. (a)(b)	199,689	23,201,865
Elbit Systems Ltd. (Israel)	36,777	4,745,814
Frutarom Industries Ltd.	60,292	6,154,634
Israel Chemicals Ltd.	1,086,243	6,348,721
Mizrahi Tefahot Bank Ltd.	218,204	3,939,778
NICE Systems Ltd. (b)	86,819	9,999,237
NICE Systems Ltd. sponsored ADR (a)(b)	8,313	960,900
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	1,503,332	34,441,336

TOTAL ISRAEL		124,607,459

Italy - 1.8%
Assicurazioni Generali SpA	1,824,875	30,385,918
Atlantia SpA	767,858	15,998,677
Davide Campari-Milano SpA	900,976	7,974,285
Enel SpA	12,640,123	62,492,011
Eni SpA	3,954,747	73,388,307
Intesa Sanpaolo SpA	23,127,505	57,096,087
Leonardo SpA	630,035	7,057,172
Luxottica Group SpA	264,062	17,507,849
Mediobanca SpA	965,176	8,980,550
Moncler SpA	278,304	12,585,692
Pirelli & C. S.p.A. (c)	626,386	5,044,464
Poste Italiane SpA (c)	810,493	6,239,251
Prysmian SpA	373,174	9,624,853
Recordati SpA	163,185	5,714,711
Snam Rete Gas SpA	3,531,448	14,494,518
Telecom Italia SpA (b)	17,764,461	11,312,776
Terna SpA	2,195,479	11,534,069
UniCredit SpA	3,119,493	45,022,911

TOTAL ITALY		402,454,101

Japan - 23.8%
ABC-MART, Inc.	51,300	2,797,930
ACOM Co. Ltd.	620,500	2,535,388
AEON Co. Ltd.	946,500	20,499,975
AEON Financial Service Co. Ltd.	175,200	3,587,256
AEON MALL Co. Ltd.	159,740	2,672,637
Agc, Inc.	291,035	11,656,068
Air Water, Inc.	231,600	4,152,166
Aisin Seiki Co. Ltd.	250,900	11,606,750
Ajinomoto Co., Inc.	711,266	12,073,150
Alfresa Holdings Corp.	291,700	7,316,784
All Nippon Airways Ltd.	180,500	6,252,763
Alps Electric Co. Ltd.	291,500	8,762,578
Amada Holdings Co. Ltd.	531,600	5,683,924
Aozora Bank Ltd.	182,500	6,446,877
Asahi Group Holdings	563,703	25,463,283
Asahi Kasei Corp.	1,962,827	28,794,960
Asics Corp.	246,200	3,682,696
Astellas Pharma, Inc.	2,925,400	49,596,106
Bandai Namco Holdings, Inc.	311,350	12,077,387
Bank of Kyoto Ltd.	82,300	4,155,369
Benesse Holdings, Inc.	110,800	3,465,305
Bridgestone Corp.	946,979	34,884,214
Brother Industries Ltd.	345,800	7,102,111
Calbee, Inc.	124,300	3,954,644
Canon, Inc.	1,555,044	49,896,109
Casio Computer Co. Ltd.	303,400	4,874,170
Central Japan Railway Co.	224,100	45,007,574
Chiba Bank Ltd.	940,274	6,177,662
Chubu Electric Power Co., Inc.	942,364	13,701,638
Chugai Pharmaceutical Co. Ltd.	347,325	20,131,158
Chugoku Electric Power Co., Inc.	431,600	5,391,601
Coca-Cola West Co. Ltd.	206,900	5,865,674
Concordia Financial Group Ltd.	1,688,484	8,099,739
Credit Saison Co. Ltd.	247,052	4,091,222
CyberAgent, Inc.	158,000	8,987,130
CYBERDYNE, Inc. (a)(b)	174,100	1,371,051
Dai Nippon Printing Co. Ltd.	380,121	8,528,860
Dai-ichi Mutual Life Insurance Co.	1,675,800	31,929,337
Daicel Chemical Industries Ltd.	404,700	4,578,417
Daifuku Co. Ltd.	157,100	8,158,285
Daiichi Sankyo Kabushiki Kaisha	881,570	34,418,600
Daikin Industries Ltd.	387,194	49,335,718
Dainippon Sumitomo Pharma Co. Ltd.	248,400	5,287,247
Daito Trust Construction Co. Ltd.	113,263	16,972,630
Daiwa House Industry Co. Ltd.	880,184	26,846,761
Daiwa House REIT Investment Corp.	2,682	6,218,011
Daiwa Securities Group, Inc.	2,510,085	15,054,636
DeNA Co. Ltd.	161,500	2,793,655
DENSO Corp.	678,838	32,716,925
Dentsu, Inc.	336,100	15,699,388
Disco Corp.	44,500	7,962,020
Don Quijote Holdings Co. Ltd.	185,200	9,000,810
East Japan Railway Co.	479,600	43,401,836
Eisai Co. Ltd.	391,778	35,471,935
Electric Power Development Co. Ltd.	228,380	6,045,051
FamilyMart Co. Ltd. (a)	98,500	8,590,271
Fanuc Corp.	301,272	59,074,838
Fast Retailing Co. Ltd.	90,700	42,292,926
Fuji Electric Co. Ltd.	926,153	7,460,237
Fujifilm Holdings Corp.	600,305	25,387,753
Fujitsu Ltd.	3,062,075	22,408,183
Fukuoka Financial Group, Inc.	1,139,300	6,388,119
Hakuhodo DY Holdings, Inc.	360,200	6,078,436
Hamamatsu Photonics K.K.	219,600	8,834,596
Hankyu Hanshin Holdings, Inc.	355,500	12,686,144
Hikari Tsushin, Inc.	33,300	6,296,760
Hino Motors Ltd.	401,200	4,224,678
Hirose Electric Co. Ltd.	49,677	5,910,629
Hisamitsu Pharmaceutical Co., Inc.	88,400	6,460,337
Hitachi Chemical Co. Ltd.	160,100	3,360,212
Hitachi Construction Machinery Co. Ltd.	168,500	5,034,830
Hitachi High-Technologies Corp.	106,400	4,179,966
Hitachi Ltd.	7,512,271	49,051,864
Hitachi Metals Ltd.	331,600	3,832,008
Honda Motor Co. Ltd.	2,534,360	75,075,869
Hoshizaki Corp.	85,000	8,063,181
Hoya Corp.	592,816	34,664,077
Hulic Co. Ltd.	460,900	4,363,845
Idemitsu Kosan Co. Ltd.	209,500	10,577,761
IHI Corp.	227,118	7,931,040
Iida Group Holdings Co. Ltd.	230,000	4,247,682
INPEX Corp.	1,587,700	17,361,673
Isetan Mitsukoshi Holdings Ltd.	523,687	5,919,817
Isuzu Motors Ltd.	854,300	12,355,864
Itochu Corp.	2,197,086	38,430,714
J. Front Retailing Co. Ltd.	360,100	5,120,673
Japan Airlines Co. Ltd.	181,500	6,542,233
Japan Airport Terminal Co. Ltd.	73,300	3,282,040
Japan Exchange Group, Inc.	792,100	13,958,526
Japan Post Bank Co. Ltd.	628,800	7,345,715
Japan Post Holdings Co. Ltd.	2,448,600	29,089,659
Japan Prime Realty Investment Corp.	1,298	4,696,211
Japan Real Estate Investment Corp.	2,050	10,904,059
Japan Retail Fund Investment Corp.	4,067	7,357,277
Japan Tobacco, Inc.	1,709,700	44,962,140
JFE Holdings, Inc.	764,475	16,729,556
JGC Corp.	322,617	6,498,217
JSR Corp.	297,116	5,767,971
JTEKT Corp.	317,600	4,450,573
JX Holdings, Inc.	5,060,200	35,632,261
Kajima Corp.	1,400,317	10,082,383
Kakaku.com, Inc.	214,000	3,956,044
Kamigumi Co. Ltd.	166,731	3,385,340
Kaneka Corp.	381,559	3,485,576
Kansai Electric Power Co., Inc.	1,094,136	15,681,861
Kansai Paint Co. Ltd.	276,500	5,467,289
Kao Corp.	769,350	59,721,391
Kawasaki Heavy Industries Ltd.	220,594	6,035,512
KDDI Corp.	2,754,900	72,839,112
Keihan Electric Railway Co., Ltd.	149,400	5,486,023
Keihin Electric Express Railway Co. Ltd.	344,930	5,966,659
Keio Corp.	159,182	7,893,914
Keisei Electric Railway Co.	200,800	6,740,923
Keyence Corp.	151,224	85,595,152
Kikkoman Corp.	227,149	11,387,093
Kintetsu Group Holdings Co. Ltd.	265,910	10,434,413
Kirin Holdings Co. Ltd.	1,278,456	31,613,337
Kobayashi Pharmaceutical Co. Ltd.	76,600	5,501,467
Kobe Steel Ltd.	479,500	4,013,455
Koito Manufacturing Co. Ltd.	162,000	10,016,560
Komatsu Ltd.	1,435,045	40,687,391
Konami Holdings Corp.	144,800	6,066,457
Konica Minolta, Inc.	703,600	7,162,016
Kose Corp.	47,300	8,726,937
Kubota Corp.	1,535,564	23,998,802
Kuraray Co. Ltd.	495,086	7,182,780
Kurita Water Industries Ltd.	152,400	4,526,325
Kyocera Corp.	498,904	31,476,168
Kyowa Hakko Kirin Co., Ltd.	400,789	7,106,060
Kyushu Electric Power Co., Inc.	589,270	6,608,140
Kyushu Railway Co.	247,500	7,439,924
Lawson, Inc.	78,316	4,595,629
LINE Corp. (b)	112,500	5,133,199
Lion Corp.	349,100	7,355,261
LIXIL Group Corp.	416,059	8,159,415
M3, Inc.	327,400	14,423,751
Mabuchi Motor Co. Ltd.	75,742	3,139,159
Makita Corp.	347,800	15,776,366
Marubeni Corp.	2,426,344	19,906,896
Marui Group Co. Ltd.	309,349	6,835,135
Maruichi Steel Tube Ltd.	86,200	2,641,625
Mazda Motor Corp.	885,900	10,273,442
McDonald's Holdings Co. (Japan) Ltd.	103,300	4,536,981
Mebuki Financial Group, Inc.	1,273,610	4,516,266
Medipal Holdings Corp.	268,200	5,409,380
Meiji Holdings Co. Ltd.	189,858	12,610,494
Minebea Mitsumi, Inc.	598,800	11,241,984
Misumi Group, Inc.	441,600	11,382,795
Mitsubishi Chemical Holdings Corp.	1,986,475	17,806,940
Mitsubishi Corp.	2,101,102	59,963,950
Mitsubishi Electric Corp.	2,836,606	38,292,699
Mitsubishi Estate Co. Ltd.	1,837,723	30,507,426
Mitsubishi Gas Chemical Co., Inc.	252,733	5,258,921
Mitsubishi Heavy Industries Ltd.	471,125	17,494,931
Mitsubishi Materials Corp.	162,393	4,391,963
Mitsubishi Motors Corp. of Japan	1,036,400	7,387,533
Mitsubishi Tanabe Pharma Corp.	392,300	6,542,453
Mitsubishi UFJ Financial Group, Inc.	18,364,830	111,009,612
Mitsubishi UFJ Lease & Finance Co. Ltd.	623,400	3,506,660
Mitsui & Co. Ltd.	2,573,323	42,904,157
Mitsui Chemicals, Inc.	285,436	7,383,161
Mitsui Fudosan Co. Ltd.	1,386,977	31,762,784
Mitsui OSK Lines Ltd.	176,928	4,757,995
Mizuho Financial Group, Inc.	37,503,200	65,867,232
MS&AD Insurance Group Holdings, Inc.	738,484	22,697,533
Murata Manufacturing Co. Ltd.	280,054	48,356,007
Nabtesco Corp.	173,800	4,531,533
Nagoya Railroad Co. Ltd.	281,200	6,415,642
NEC Corp.	405,354	11,200,043
New Hampshire Foods Ltd.	140,770	5,137,453
Nexon Co. Ltd. (b)	691,100	8,670,627
NGK Insulators Ltd.	406,309	6,618,840
NGK Spark Plug Co. Ltd.	247,300	7,033,282
Nidec Corp.	347,584	50,381,067
Nikon Corp.	501,038	9,591,466
Nintendo Co. Ltd.	176,096	63,385,791
Nippon Building Fund, Inc.	2,091	12,176,015
Nippon Electric Glass Co. Ltd.	131,800	4,234,776
Nippon Express Co. Ltd.	117,154	7,338,600
Nippon Paint Holdings Co. Ltd.	228,600	9,032,076
Nippon Prologis REIT, Inc.	2,768	5,393,502
Nippon Steel & Sumitomo Metal Corp.	1,182,963	23,800,862
Nippon Telegraph & Telephone Corp.	1,075,200	47,836,716
Nippon Yusen KK	235,857	4,449,251
Nissan Chemical Corp.	198,000	9,444,694
Nissan Motor Co. Ltd.	3,609,448	33,784,771
Nisshin Seifun Group, Inc.	307,923	6,160,677
Nissin Food Holdings Co. Ltd.	98,623	6,293,197
Nitori Holdings Co. Ltd.	124,300	18,872,658
Nitto Denko Corp.	255,994	19,878,645
NKSJ Holdings, Inc.	517,303	22,086,990
NOK Corp.	122,600	2,341,438
Nomura Holdings, Inc.	5,382,047	24,655,821
Nomura Real Estate Holdings, Inc.	193,300	4,190,979
Nomura Real Estate Master Fund, Inc.	6,067	8,452,629
Nomura Research Institute Ltd.	176,355	8,777,276
NSK Ltd.	558,576	6,339,342
NTT Data Corp.	976,900	12,555,244
NTT DOCOMO, Inc.	2,058,300	53,342,328
Obayashi Corp.	1,012,104	9,482,497
OBIC Co. Ltd.	100,100	9,405,490
Odakyu Electric Railway Co. Ltd.	459,300	9,933,380
Oji Holdings Corp.	1,346,352	9,221,257
Olympus Corp.	451,929	18,404,993
OMRON Corp.	299,260	13,399,501
Ono Pharmaceutical Co. Ltd.	591,100	15,534,263
Oracle Corp. Japan	59,200	4,971,074
Oriental Land Co. Ltd.	310,924	33,314,285
ORIX Corp.	2,058,780	33,111,690
Osaka Gas Co. Ltd.	585,105	10,929,578
Otsuka Corp.	162,400	5,882,999
Otsuka Holdings Co. Ltd.	607,000	28,467,978
Panasonic Corp.	3,430,273	40,863,250
Park24 Co. Ltd.	180,000	5,281,253
Pola Orbis Holdings, Inc.	142,600	5,030,978
Rakuten, Inc.	1,342,600	10,269,784
Recruit Holdings Co. Ltd.	1,713,400	52,230,095
Renesas Electronics Corp. (b)	1,300,800	9,834,146
Resona Holdings, Inc.	3,245,100	18,396,980
Ricoh Co. Ltd.	1,043,670	10,942,989
Rinnai Corp.	51,800	3,855,513
ROHM Co. Ltd.	147,144	13,282,822
Ryohin Keikaku Co. Ltd.	37,200	11,048,510
Sankyo Co. Ltd. (Gunma)	69,500	2,661,529
Santen Pharmaceutical Co. Ltd.	571,400	8,804,219
SBI Holdings, Inc. Japan	350,360	9,664,777
Secom Co. Ltd.	326,467	26,870,135
Sega Sammy Holdings, Inc.	267,000	4,306,219
Seibu Holdings, Inc.	344,200	6,204,955
Seiko Epson Corp.	432,900	7,406,560
Sekisui Chemical Co. Ltd.	579,293	10,072,847
Sekisui House Ltd.	964,967	15,749,866
Seven & i Holdings Co. Ltd.	1,171,100	47,693,524
Seven Bank Ltd.	931,700	2,901,343
SG Holdings Co. Ltd.	149,400	3,534,989
Sharp Corp. (a)	271,100	6,424,321
Shimadzu Corp.	346,100	10,263,698
Shimamura Co. Ltd.	34,300	3,170,381
SHIMANO, Inc.	115,200	17,770,930
SHIMIZU Corp.	863,016	7,549,739
Shin-Etsu Chemical Co. Ltd.	568,162	53,308,333
Shinsei Bank Ltd.	255,200	3,918,380
Shionogi & Co. Ltd.	433,691	25,199,434
Shiseido Co. Ltd.	590,650	41,591,626
Shizuoka Bank Ltd.	701,674	6,201,457
Showa Denko K.K.	209,400	9,969,634
Showa Shell Sekiyu K.K.	291,700	5,883,356
SMC Corp.	88,971	29,603,617
SoftBank Corp.	1,283,030	118,792,336
Sohgo Security Services Co., Ltd.	109,900	4,836,747
Sony Corp.	1,971,085	112,081,102
Sony Financial Holdings, Inc.	270,000	5,382,504
Stanley Electric Co. Ltd.	204,825	7,088,040
Start Today Co. Ltd.	316,300	10,902,970
Subaru Corp.	956,800	28,425,855
Sumco Corp.	362,900	6,480,007
Sumitomo Chemical Co. Ltd.	2,317,334	13,160,271
Sumitomo Corp.	1,749,942	28,404,468
Sumitomo Electric Industries Ltd.	1,169,606	18,505,691
Sumitomo Heavy Industries Ltd.	172,564	5,614,426
Sumitomo Metal Mining Co. Ltd.	362,232	11,703,833
Sumitomo Mitsui Financial Group, Inc.	2,088,800	82,117,955
Sumitomo Mitsui Trust Holdings, Inc.	516,772	20,735,420
Sumitomo Realty & Development Co. Ltd.	554,000	19,196,292
Sumitomo Rubber Industries Ltd.	268,800	3,986,881
Sundrug Co. Ltd.	115,000	4,129,691
Suntory Beverage & Food Ltd.	217,200	8,904,203
Suzuken Co. Ltd.	111,616	5,072,998
Suzuki Motor Corp.	534,200	34,760,742
Sysmex Corp.	260,000	22,557,826
T&D Holdings, Inc.	866,500	13,175,698
Taiheiyo Cement Corp.	186,400	5,636,792
Taisei Corp.	330,718	14,793,164
Taisho Pharmaceutical Holdings Co. Ltd.	56,157	6,085,233
Taiyo Nippon Sanso Corp.	199,700	2,940,412
Takashimaya Co. Ltd.	221,000	3,568,302
Takeda Pharmaceutical Co. Ltd.	1,111,542	46,308,175
TDK Corp.	201,825	22,687,375
Teijin Ltd.	274,768	5,442,934
Temp Holdings Co., Ltd.	276,600	6,186,221
Terumo Corp.	472,424	26,063,893
THK Co. Ltd.	185,900	4,979,195
Tobu Railway Co. Ltd.	298,559	8,329,879
Toho Co. Ltd.	177,154	5,436,911
Toho Gas Co. Ltd.	115,100	3,858,766
Tohoku Electric Power Co., Inc.	668,390	8,385,705
Tokio Marine Holdings, Inc.	1,046,500	49,325,178
Tokyo Century Corp.	66,100	3,652,723
Tokyo Electric Power Co., Inc. (b)	2,251,118	10,413,776
Tokyo Electron Ltd.	244,018	41,544,028
Tokyo Gas Co. Ltd.	604,279	14,319,743
Tokyo Tatemono Co. Ltd.	301,400	3,694,598
Tokyu Corp.	777,777	12,824,115
Tokyu Fudosan Holdings Corp.	789,600	5,379,599
Toppan Printing Co. Ltd.	763,013	5,953,850
Toray Industries, Inc.	2,152,083	16,107,640
Toshiba Corp. (b)	10,133,880	30,280,336
Tosoh Corp.	404,100	6,350,091
Toto Ltd.	219,492	9,284,604
Toyo Seikan Group Holdings Ltd.	235,400	4,457,579
Toyo Suisan Kaisha Ltd.	138,200	5,093,412
Toyoda Gosei Co. Ltd.	101,500	2,532,247
Toyota Industries Corp.	228,486	12,934,722
Toyota Motor Corp.	3,550,163	221,007,098
Toyota Tsusho Corp.	329,300	11,232,535
Trend Micro, Inc.	185,600	11,692,917
Tsuruha Holdings, Inc.	56,900	6,498,614
Unicharm Corp.	626,040	20,464,200
United Urban Investment Corp.	4,501	7,101,299
USS Co. Ltd.	341,500	6,439,047
West Japan Railway Co.	255,400	17,138,533
Yahoo! Japan Corp. (a)	2,205,200	7,581,553
Yakult Honsha Co. Ltd.	172,866	12,290,896
Yamada Denki Co. Ltd. (a)	981,350	4,866,563
Yamaguchi Financial Group, Inc.	307,900	3,386,318
Yamaha Corp.	215,143	10,281,787
Yamaha Motor Co. Ltd.	435,900	11,051,483
Yamato Holdings Co. Ltd.	479,532	14,259,506
Yamazaki Baking Co. Ltd.	186,500	3,628,953
Yaskawa Electric Corp.	373,400	12,535,163
Yokogawa Electric Corp.	356,000	7,301,989
Yokohama Rubber Co. Ltd.	185,200	3,892,017

TOTAL JAPAN		5,369,973,861

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,032,639	31,092,611
Eurofins Scientific SA	17,822	10,062,102
Millicom International Cellular SA (depository receipt)	103,188	5,940,688
RTL Group SA (a)	59,611	4,469,898
SES SA (France) (depositary receipt)	566,970	11,372,148
Tenaris SA	733,352	12,306,224

TOTAL LUXEMBOURG		75,243,671

Malta - 0.0%
BGP Holdings PLC (b)(d)	5,796,476	67
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,166,480	2,110,995
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	4,096,000	4,138,402
HKT Trust/HKT Ltd. unit	5,878,760	7,594,920

TOTAL MULTI-NATIONAL		11,733,322

Netherlands - 4.5%
ABN AMRO Group NV GDR	655,788	17,758,934
AEGON NV	2,770,723	16,614,459
AEGON NV rights (b)	2,770,723	450,256
AerCap Holdings NV (b)	194,275	11,067,847
Airbus Group NV	904,869	111,697,704
Akzo Nobel NV	392,766	36,709,321
ASML Holding NV (Netherlands)	637,076	130,266,238
CNH Industrial NV	1,587,564	18,980,479
EXOR NV	167,915	10,910,913
Ferrari NV	190,211	24,882,742
Fiat Chrysler Automobiles NV	1,675,603	28,318,562
Heineken Holding NV	179,526	17,108,393
Heineken NV (Bearer)	402,621	39,789,526
ING Groep NV (Certificaten Van Aandelen)	6,047,549	82,148,601
Koninklijke Ahold Delhaize NV	1,937,617	47,140,904
Koninklijke DSM NV	284,499	29,846,388
Koninklijke KPN NV	5,218,601	13,331,263
Koninklijke Philips Electronics NV	1,462,170	65,332,907
NN Group NV	478,381	20,506,518
NN Group NV rights (b)	478,381	366,485
NXP Semiconductors NV (b)	534,077	49,743,932
QIAGEN NV (Germany) (b)	354,447	13,721,002
Randstad NV	185,190	11,599,203
RELX NV	1,500,478	33,274,535
STMicroelectronics NV (France)	1,062,507	21,922,265
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,398,306	137,905,911
Vopak NV	110,330	5,686,110
Wolters Kluwer NV	451,115	28,590,293

TOTAL NETHERLANDS		1,025,671,691

New Zealand - 0.2%
Auckland International Airport Ltd.	1,501,994	7,100,124
Fisher & Paykel Healthcare Corp.	891,681	9,669,054
Fletcher Building Ltd.	1,327,275	5,584,876
Meridian Energy Ltd.	1,978,503	4,241,087
Ryman Healthcare Group Ltd.	617,252	5,753,989
Spark New Zealand Ltd.	2,835,533	7,485,195
The a2 Milk Co. Ltd. (b)	1,128,480	9,422,122

TOTAL NEW ZEALAND		49,256,447

Norway - 0.7%
Aker Bp ASA	166,486	5,896,191
DNB ASA	1,519,572	30,948,993
Equinor ASA	1,817,206	46,610,305
Gjensidige Forsikring ASA	307,965	5,152,244
Marine Harvest ASA (a)	647,844	13,994,138
Norsk Hydro ASA	2,096,595	11,577,818
Orkla ASA	1,269,408	10,444,501
Schibsted ASA (B Shares)	153,007	4,980,940
Telenor ASA	1,167,836	22,016,643
Yara International ASA	274,866	12,651,607

TOTAL NORWAY		164,273,380

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	2,128,448	13,710,066
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)(d)	2,598,658	30
Energias de Portugal SA	3,977,892	15,537,343
Galp Energia SGPS SA Class B	777,391	15,764,170
Jeronimo Martins SGPS SA	394,357	5,907,262

TOTAL PORTUGAL		37,208,805

Singapore - 1.2%
Ascendas Real Estate Investment Trust	3,859,883	7,705,424
CapitaCommercial Trust (REIT)	4,069,353	5,247,718
CapitaLand Ltd.	3,990,037	9,971,095
CapitaMall Trust	3,869,300	6,032,787
City Developments Ltd.	636,100	4,300,760
ComfortDelgro Corp. Ltd.	3,337,784	5,568,850
DBS Group Holdings Ltd.	2,790,108	50,718,148
Jardine Cycle & Carriage Ltd.	153,830	3,635,747
Keppel Corp. Ltd.	2,264,600	10,773,989
Oversea-Chinese Banking Corp. Ltd.	4,889,186	40,251,941
Sembcorp Industries Ltd.	1,541,630	3,066,300
Singapore Airlines Ltd.	839,925	5,997,060
Singapore Airport Terminal Service Ltd.	1,033,900	3,819,076
Singapore Exchange Ltd.	1,248,200	6,738,670
Singapore Press Holdings Ltd.	2,481,321	5,061,891
Singapore Technologies Engineering Ltd.	2,433,261	5,921,163
Singapore Telecommunications Ltd.	12,688,927	29,860,649
Suntec (REIT)	3,289,900	4,482,251
United Overseas Bank Ltd.	2,078,760	40,983,021
UOL Group Ltd.	779,450	3,924,083
Venture Corp. Ltd.	426,200	5,623,461
Wilmar International Ltd.	2,983,200	6,955,113
Yangzijiang Shipbuilding Holdings Ltd.	3,733,600	2,910,606

TOTAL SINGAPORE		269,549,803

South Africa - 0.0%
Old Mutual Ltd.	2	4
Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	400,592	16,683,740
Aena Sme SA	104,676	18,529,157
Amadeus IT Holding SA Class A	682,049	63,271,735
Banco Bilbao Vizcaya Argentaria SA	10,363,315	64,393,058
Banco de Sabadell SA	8,739,010	13,410,111
Banco Santander SA (Spain)	25,080,086	124,628,624
Bankia SA	1,914,700	7,194,194
Bankinter SA	1,051,229	9,351,721
CaixaBank SA	5,580,747	24,876,728
Enagas SA	353,096	9,816,056
Endesa SA	493,719	11,054,797
Ferrovial SA	753,464	16,289,115
Gas Natural SDG SA	543,553	14,593,391
Grifols SA	463,599	13,630,644
Iberdrola SA	9,263,004	69,049,549
Inditex SA	1,695,194	51,226,399
International Consolidated Airlines Group SA	220,985	1,985,375
International Consolidated Airlines Group SA CDI	728,283	6,522,413
MAPFRE SA (Reg.)	1,668,741	4,918,020
Red Electrica Corporacion SA	672,606	14,098,853
Repsol SA	2,117,169	40,708,553
Siemens Gamesa Renewable Energy SA (a)(b)	373,329	5,570,607
Telefonica SA	7,261,847	58,753,237

TOTAL SPAIN		660,556,077

Sweden - 2.6%
Alfa Laval AB	454,778	12,188,547
ASSA ABLOY AB (B Shares)	1,556,611	31,743,403
Atlas Copco AB:
(A Shares)	1,041,605	29,692,944
(B Shares)	605,032	15,997,194
Boliden AB	426,010	11,152,009
Electrolux AB (B Shares)	371,280	8,282,108
Epiroc AB:
Class A (b)	1,047,105	10,877,348
Class B (b)	598,810	5,726,743
Essity AB Class B	943,534	24,452,038
H&M Hennes & Mauritz AB (B Shares) (a)	1,365,322	18,413,332
Hexagon AB (B Shares)	402,211	23,890,370
Husqvarna AB (B Shares)	654,106	5,199,861
ICA Gruppen AB (a)	125,192	3,812,510
Industrivarden AB (C Shares)	259,916	5,552,078
Investor AB (B Shares)	707,380	31,922,464
Kinnevik AB (B Shares)	364,350	11,968,173
Lundbergfoeretagen AB	118,237	3,971,767
Lundin Petroleum AB	291,548	10,128,297
Nordea Bank AB	4,718,542	50,976,960
Sandvik AB	1,753,065	30,680,530
Securitas AB (B Shares)	486,076	8,647,706
Skandinaviska Enskilda Banken AB (A Shares)	2,529,956	27,000,509
Skanska AB (B Shares) (a)	529,950	9,949,800
SKF AB (B Shares)	588,712	11,313,771
Svenska Handelsbanken AB (A Shares)	2,372,720	28,770,759
Swedbank AB (A Shares)	1,406,406	32,725,893
Swedish Match Co. AB	280,484	14,994,683
Tele2 AB (B Shares)	563,120	6,945,751
Telefonaktiebolaget LM Ericsson (B Shares)	4,774,594	40,287,098
TeliaSonera AB	4,383,593	19,441,839
Volvo AB (B Shares)	2,432,647	41,895,639

TOTAL SWEDEN		588,602,124

Switzerland - 8.2%
ABB Ltd. (Reg.)	2,863,585	67,442,169
Adecco SA (Reg.)	252,639	15,477,641
Baloise Holdings AG	75,863	11,662,200
Barry Callebaut AG	3,418	6,093,685
Clariant AG (Reg.)	308,319	7,704,396
Coca-Cola HBC AG	314,682	10,762,235
Compagnie Financiere Richemont SA Series A	811,263	71,635,363
Credit Suisse Group AG	3,971,564	59,472,461
Dufry AG (a)	50,287	6,220,698
Ems-Chemie Holding AG	12,803	8,084,020
Galenica AG	70,757	13,041,773
Geberit AG (Reg.)	57,613	26,201,507
Givaudan SA	14,354	34,920,539
Julius Baer Group Ltd.	348,728	18,503,994
Kuehne & Nagel International AG	84,219	13,598,425
Lafargeholcim Ltd. (Reg.)	754,338	36,734,334
Lindt & Spruengli AG	158	13,921,279
Lindt & Spruengli AG (participation certificate)	1,660	12,356,874
Lonza Group AG	115,727	37,240,393
Nestle SA (Reg. S)	4,837,015	405,473,152
Novartis AG	3,372,079	279,755,046
Pargesa Holding SA	59,620	4,844,029
Partners Group Holding AG	27,036	21,227,130
Roche Holding AG (participation certificate)	1,091,857	270,729,947
Schindler Holding AG:
(participation certificate)	63,476	15,141,244
(Reg.)	31,258	7,223,928
SGS SA (Reg.)	8,324	21,925,377
Sika AG	201,360	29,853,425
Sonova Holding AG Class B	86,217	16,358,325
Straumann Holding AG	16,046	12,788,790
Swatch Group AG (Bearer)	47,974	20,471,546
Swatch Group AG (Bearer) (Reg.)	86,494	7,009,650
Swiss Life Holding AG	53,319	19,319,714
Swiss Prime Site AG	111,140	10,245,405
Swiss Re Ltd.	488,580	43,935,654
Swisscom AG	40,209	17,958,706
Temenos Group AG	94,092	16,988,496
UBS Group AG	5,989,410	93,525,634
Zurich Insurance Group AG	235,161	71,621,901

TOTAL SWITZERLAND		1,857,471,085

United Kingdom - 15.7%
3i Group PLC	1,508,754	17,533,800
Admiral Group PLC	311,624	8,403,303
Anglo American PLC (United Kingdom)	1,637,886	32,734,910
Antofagasta PLC	608,974	6,360,247
Ashtead Group PLC	766,346	23,467,161
Associated British Foods PLC	552,384	16,392,404
AstraZeneca PLC (United Kingdom)	1,968,597	148,577,522
Auto Trader Group PLC (c)	1,469,113	8,553,700
Aviva PLC	6,227,326	39,178,684
Babcock International Group PLC	390,594	3,612,555
BAE Systems PLC	4,962,104	39,046,707
Barclays PLC	26,587,348	60,904,208
Barratt Developments PLC	1,576,660	11,078,810
Berkeley Group Holdings PLC	197,858	9,344,769
BHP Billiton PLC	3,283,494	70,248,913
BP PLC	31,007,356	220,808,476
British American Tobacco PLC (United Kingdom)	3,564,778	172,382,985
British Land Co. PLC	1,440,736	11,872,005
BT Group PLC	13,106,030	36,999,797
Bunzl PLC	521,631	16,216,919
Burberry Group PLC	648,965	18,812,601
Carnival PLC	282,290	16,978,334
Centrica PLC	8,739,933	16,237,160
Coca-Cola European Partners PLC	339,048	14,457,007
Compass Group PLC	2,461,020	52,915,925
ConvaTec Group PLC (c)	2,121,596	5,866,909
Croda International PLC	204,102	13,495,010
Diageo PLC	3,824,295	133,752,870
Direct Line Insurance Group PLC	2,142,767	9,192,370
easyJet PLC	245,633	4,856,376
Fresnillo PLC	339,706	3,951,375
G4S PLC (United Kingdom)	2,395,971	7,747,004
GlaxoSmithKline PLC	7,707,576	156,100,659
Hammerson PLC	1,225,430	7,484,407
Hargreaves Lansdown PLC	444,076	12,665,891
HSBC Holdings PLC (United Kingdom)	31,162,764	271,239,630
Imperial Tobacco Group PLC	1,482,214	52,729,153
Informa PLC	1,942,127	19,196,245
InterContinental Hotel Group PLC	281,674	17,364,131
Intertek Group PLC	250,349	16,663,165
Investec PLC	1,042,308	6,842,984
ITV PLC	5,636,808	11,740,045
J Sainsbury PLC	2,731,330	11,480,028
John Wood Group PLC	1,055,176	9,830,325
Johnson Matthey PLC	300,606	13,624,634
Kingfisher PLC	3,333,862	11,851,849
Land Securities Group PLC	1,152,565	13,694,736
Legal & General Group PLC	9,258,304	30,523,447
Lloyds Banking Group PLC	112,075,994	86,334,456
London Stock Exchange Group PLC	486,762	29,180,335
Marks & Spencer Group PLC	2,532,712	9,903,140
Mediclinic International PLC	564,336	3,607,684
Meggitt PLC	1,199,655	8,370,585
Melrose Industries PLC	7,541,998	21,794,768
Merlin Entertainments PLC (c)	1,100,948	5,308,218
Micro Focus International PLC	678,697	11,522,149
Mondi PLC	569,851	15,846,902
National Grid PLC	5,220,262	54,819,250
Next PLC	222,605	15,872,794
NMC Health PLC	161,089	8,195,032
Pearson PLC	1,213,018	14,425,343
Persimmon PLC	483,120	15,238,875
Prudential PLC	4,027,894	90,566,008
Reckitt Benckiser Group PLC	1,040,225	88,608,663
RELX PLC	1,638,045	36,314,303
Rio Tinto PLC	1,860,189	88,344,855
Rolls-Royce Holdings PLC	2,601,468	33,895,366
Royal Bank of Scotland Group PLC	7,477,563	23,440,361
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,146,871	232,515,478
Class B (United Kingdom)	5,819,649	192,641,514
Royal Mail PLC	1,404,508	8,157,517
RSA Insurance Group PLC	1,594,337	13,055,034
Sage Group PLC	1,682,985	12,991,068
Schroders PLC	192,028	7,655,357
Scottish & Southern Energy PLC	1,576,952	25,626,858
Segro PLC	1,571,834	13,412,827
Severn Trent PLC	368,304	9,554,529
SKY PLC	1,602,864	32,012,099
Smith & Nephew PLC	1,360,991	24,018,696
Smiths Group PLC	615,292	12,854,860
St. James's Place Capital PLC	824,134	12,089,495
Standard Chartered PLC (United Kingdom)	4,364,036	35,479,778
Standard Life PLC	4,159,589	17,089,464
Taylor Wimpey PLC	5,101,192	11,067,593
Tesco PLC	15,205,777	48,592,043
The Weir Group PLC	375,793	9,132,505
Travis Perkins PLC	390,652	5,826,831
Unilever PLC	1,906,347	108,632,747
United Utilities Group PLC	1,062,282	10,213,282
Vodafone Group PLC	41,368,957	88,150,630
Vodafone Group PLC sponsored ADR	8,775	189,628
Whitbread PLC	284,843	16,972,325
WM Morrison Supermarkets PLC	3,479,897	11,876,557

TOTAL UNITED KINGDOM		3,536,409,947

TOTAL COMMON STOCKS
(Cost $20,762,896,327)		22,098,922,526

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	320,692	40,388,392
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	85,445	7,165,776
Fuchs Petrolub AG	108,845	6,373,946
Henkel AG & Co. KGaA	276,331	35,266,595
Porsche Automobil Holding SE (Germany)	237,616	15,033,809
Sartorius AG (non-vtg.)	55,543	10,083,348
Volkswagen AG	288,591	47,178,866

TOTAL GERMANY		121,102,340

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	9,316,805	5,179,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $143,939,839)		166,669,787
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.9% to 2% 9/20/18 to 11/8/18 (e)
(Cost $29,919,131)	30,000,000	29,922,295
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.97% (f)	204,050,890	204,091,701
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	150,936,663	150,951,757
TOTAL MONEY MARKET FUNDS
(Cost $355,059,667)		355,043,458
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $21,291,814,964)		22,650,558,066
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(65,949,534)
NET ASSETS - 100%		$22,584,608,532
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4,132	Sept. 2018	$404,688,080	$(8,347,935)	$(8,347,935)

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $123,868,232 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,651,009.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,944,773
Fidelity Securities Lending Cash Central Fund	1,939,407
Total	$3,884,180

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,733,123,354	$1,859,469,486	$873,653,868	$--
Consumer Staples	2,514,374,485	1,233,246,773	1,281,127,712	--
Energy	1,312,746,638	347,872,697	964,873,941	--
Financials	4,372,852,461	2,494,545,050	1,878,307,314	97
Health Care	2,487,331,260	905,595,006	1,581,736,254	--
Industrials	3,211,736,883	2,303,826,945	907,909,938	--
Information Technology	1,561,187,597	920,107,510	641,080,087	--
Materials	1,779,969,094	1,300,508,098	479,460,996	--
Real Estate	771,991,222	771,991,222	--	--
Telecommunication Services	812,342,944	177,283,695	635,059,249	--
Utilities	707,936,375	539,644,721	168,291,654	--
Government Obligations	29,922,295	--	29,922,295	--
Money Market Funds	355,043,458	355,043,458	--	--
Total Investments in Securities:	$22,650,558,066	$13,209,134,661	$9,441,423,308	$97
Derivative Instruments:
Liabilities
Futures Contracts	$(8,347,935)	$(8,347,935)	$--	$--
Total Liabilities	$(8,347,935)	$(8,347,935)	$--	$--
Total Derivative Instruments:	$(8,347,935)	$(8,347,935)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$11,974,779,136

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(8,347,935)
Total Equity Risk	0	(8,347,935)
Total Value of Derivatives	$0	$(8,347,935)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $143,810,265) — See accompanying schedule: Unaffiliated issuers (cost $20,936,755,297)	$22,295,514,608
Fidelity Central Funds (cost $355,059,667)	355,043,458
Total Investment in Securities (cost $21,291,814,964)		$22,650,558,066
Foreign currency held at value (cost $9,389,568)		9,374,129
Receivable for investments sold		21,154,910
Receivable for fund shares sold		86,695,821
Dividends receivable		119,882,506
Interest receivable		755
Distributions receivable from Fidelity Central Funds		429,863
Other receivables		502,818
Total assets		22,888,598,868
Liabilities
Payable for investments purchased	$120,830,384
Payable for fund shares redeemed	28,284,039
Accrued management fee	846,574
Payable for daily variation margin on futures contracts	2,572,691
Other payables and accrued expenses	502,574
Collateral on securities loaned	150,954,074
Total liabilities		303,990,336
Net Assets		$22,584,608,532
Net Assets consist of:
Paid in capital		$21,009,193,241
Undistributed net investment income		455,329,330
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(230,860,283)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,350,946,244
Net Assets		$22,584,608,532
Investor Class:
Net Asset Value, offering price and redemption price per share ($649,477,647 ÷ 15,403,731 shares)		$42.16
Premium Class:
Net Asset Value, offering price and redemption price per share ($11,358,808,943 ÷ 269,322,526 shares)		$42.18
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,330,609,833 ÷ 78,957,972 shares)		$42.18
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($7,245,712,109 ÷ 171,777,693 shares)		$42.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$518,850,327
Interest		225,469
Income from Fidelity Central Funds (including $1,939,407 from security lending)		3,884,180
Income before foreign taxes withheld		522,959,976
Less foreign taxes withheld		(55,167,825)
Total income		467,792,151
Expenses
Management fee	$5,099,480
Transfer agent fees	1,114,902
Independent trustees' fees and expenses	57,085
Legal	2,471
Commitment fees	31,511
Total expenses before reductions	6,305,449
Expense reductions	(783)
Total expenses after reductions		6,304,666
Net investment income (loss)		461,487,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,111,721
Fidelity Central Funds	(3,995)
Forward foreign currency contracts	4,928,548
Foreign currency transactions	(7,394,307)
Futures contracts	(16,738,216)
Total net realized gain (loss)		207,903,751
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,122,922,263)
Fidelity Central Funds	(2,046)
Forward foreign currency contracts	(5,074,299)
Assets and liabilities in foreign currencies	(1,956,512)
Futures contracts	8,590,640
Total change in net unrealized appreciation (depreciation)		(1,121,364,480)
Net gain (loss)		(913,460,729)
Net increase (decrease) in net assets resulting from operations		$(451,973,244)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$461,487,485	$535,604,110
Net realized gain (loss)	207,903,751	446,692,138
Change in net unrealized appreciation (depreciation)	(1,121,364,480)	2,377,357,685
Net increase (decrease) in net assets resulting from operations	(451,973,244)	3,359,653,933
Distributions to shareholders from net investment income	(22,602,542)	(492,684,873)
Distributions to shareholders from net realized gain	–	(29,746,994)
Total distributions	(22,602,542)	(522,431,867)
Share transactions - net increase (decrease)	1,024,759,630	2,878,191,351
Total increase (decrease) in net assets	550,183,844	5,715,413,417
Net Assets
Beginning of period	22,034,424,688	16,319,011,271
End of period	$22,584,608,532	$22,034,424,688
Other Information
Undistributed net investment income end of period	$455,329,330	$16,444,387

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund Investor Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.08	$36.88	$32.81	$39.75	$41.19	$35.31
Income from Investment Operations
Net investment income (loss)B	.85	1.08	1.06	1.11	1.13	1.35C
Net realized and unrealized gain (loss)	(1.74)	6.15	4.05	(7.10)	(1.31)	5.53
Total from investment operations	(.89)	7.23	5.11	(5.99)	(.18)	6.88
Distributions from net investment income	(.03)	(.97)	(1.01)	(.95)	(1.26)	(.96)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.03)	(1.03)	(1.04)	(.95)	(1.26)	(1.00)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.16	$43.08	$36.88	$32.81	$39.75	$41.19
Total ReturnE,F	(2.07)%	19.65%	15.72%	(15.24)%	(.29)%	19.66%
Ratios to Average Net AssetsG,H
Expenses before reductions	.14%I	.17%	.19%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.14%I	.17%	.19%	.20%	.20%	.20%
Expenses net of all reductions	.14%I	.17%	.19%	.20%	.20%	.20%
Net investment income (loss)	3.98%I	2.60%	2.97%	2.92%	2.83%	3.52%C
Supplemental Data
Net assets, end of period (000 omitted)	$649,478	$692,388	$740,317	$2,652,101	$2,972,698	$2,640,165
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.08	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	.87	1.12	1.10	1.14	1.17	1.38C
Net realized and unrealized gain (loss)	(1.73)	6.15	4.03	(7.10)	(1.32)	5.54
Total from investment operations	(.86)	7.27	5.13	(5.96)	(.15)	6.92
Distributions from net investment income	(.04)	(1.01)	(1.04)	(.98)	(1.29)	(.99)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.04)	(1.07)	(1.07)	(.98)	(1.29)	(1.03)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.18	$43.08	$36.88	$32.82	$39.76	$41.20
Total ReturnE,F	(1.99)%	19.77%	15.80%	(15.17)%	(.21)%	19.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.07%	.11%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.06%I	.07%	.09%	.12%	.12%	.12%
Expenses net of all reductions	.06%I	.07%	.09%	.12%	.12%	.12%
Net investment income (loss)	4.07%I	2.70%	3.07%	3.00%	2.91%	3.60%C
Supplemental Data
Net assets, end of period (000 omitted)	$11,358,809	$11,462,486	$8,719,903	$7,677,907	$8,304,964	$7,201,814
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.09	$36.89	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	.87	1.13	1.11	1.16	1.18	1.40C
Net realized and unrealized gain (loss)	(1.74)	6.15	4.04	(7.10)	(1.31)	5.54
Total from investment operations	(.87)	7.28	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(.04)	(1.02)	(1.05)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.04)	(1.08)	(1.08)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.18	$43.09	$36.89	$32.82	$39.76	$41.20
Total ReturnE,F	(2.01)%	19.78%	15.87%	(15.13)%	(.16)%	19.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.07%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.05%I	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%I	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	4.08%I	2.72%	3.10%	3.05%	2.96%	3.65%C
Supplemental Data
Net assets, end of period (000 omitted)	$3,330,610	$3,065,012	$2,097,193	$1,539,389	$1,994,854	$1,595,562
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Index Fund Institutional Premium Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$43.09	$36.88	$32.82	$39.76	$41.20	$35.31
Income from Investment Operations
Net investment income (loss)B	.87	1.13	1.11	1.16	1.19	1.41C
Net realized and unrealized gain (loss)	(1.74)	6.16	4.04	(7.10)	(1.32)	5.53
Total from investment operations	(.87)	7.29	5.15	(5.94)	(.13)	6.94
Distributions from net investment income	(.04)	(1.02)	(1.06)	(1.00)	(1.31)	(1.01)
Distributions from net realized gain	–	(.06)	(.03)	–	–	(.04)
Total distributions	(.04)	(1.08)	(1.09)	(1.00)	(1.31)	(1.05)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$42.18	$43.09	$36.88	$32.82	$39.76	$41.20
Total ReturnE,F	(2.01)%	19.82%	15.85%	(15.12)%	(.15)%	19.86%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%I	.05%	.06%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%I	.05%	.05%	.06%	.06%	.06%
Expenses net of all reductions	.05%I	.05%	.05%	.06%	.06%	.06%
Net investment income (loss)	4.08%I	2.72%	3.11%	3.06%	2.97%	3.66%C
Supplemental Data
Net assets, end of period (000 omitted)	$7,245,712	$6,814,539	$4,761,598	$1,734,082	$1,797,254	$1,651,834
Portfolio turnover rateJ	4%I,K	2%K	2%	1%K	1%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class, Institutional Class, Institutional Premium Class and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class and Institutional Premium Class shares. Fidelity International Index Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $895,163 for Fidelity Total Market Index Fund, $487,612 for Fidelity Extended Market Index Fund and $502,818 for Fidelity International Index Fund, are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index	$36,663,095,452	$25,491,640,385	$(2,107,776,544)	$23,383,863,841
Fidelity Extended Market Index	19,835,974,770	9,700,839,543	(1,899,302,360)	7,801,537,183
Fidelity International Index	21,398,240,910	4,402,598,588	(3,158,629,367)	1,243,969,221

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2019	Total with expiration
Fidelity International Index	$(49,793,394)	$(49,793,394)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity International Index	$(–)	$(288,964,540)	$(288,964,540)	$(338,757,934)

Fidelity Extended Market Index intends to elect to defer to the next fiscal year $3,369,398 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$12,178,931	$1,169,644
Total Equity Risk	12,178,931	1,169,644
Totals	$12,178,931	$1,169,644
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$7,002,750	$2,859,263
Total Equity Risk	7,002,750	2,859,263
Totals	$7,002,750	$2,859,263
Fidelity International Index
Equity Risk
Futures Contracts	$(16,738,216)	$8,590,640
Total Equity Risk	(16,738,216)	8,590,640
Foreign Exchange Risk
Forward Foreign Currency Contracts	$4,928,548	$(5,074,299)
Total Foreign Exchange Risk	4,928,548	(5,074,299)
Totals	$(11,809,668)	$3,516,341

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Fidelity International Index used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, Fidelity International Index realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	5,281,197,368	1,222,963,702
Fidelity Extended Market Index	1,975,320,321	1,233,997,705
Fidelity International Index	2,245,645,365	395,870,657

Redemption In-Kind. Securities delivered in-kind through redemptions are noted in the table below. Realized gain (loss) on securities delivered in-kind through redemptions is included in each applicable Fund's accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

	Value of securities
	Delivered	Realized gain (loss)
Fidelity Extended Market Index	$441,023,062	$292,072,729
Fidelity International Index	$423,571,757	$173,776,605

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $172,362,566 in exchange for 4,418,420 shares of Fidelity International Index. The amount of in-kind exchanges is included in share transactions in the accompanying Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015% for Fidelity Total Market Index Fund and .045% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective August 1, 2018, the Board approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.015%	.015%	.015%	.015%	.015%
Fidelity Extended Market Index Fund	.045%	.045%	n/a	.045%	n/a
Fidelity International Index Fund	.045%	.045%	.045%	.045%	n/a

Prior to August 1, 2018, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.035%	.030%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.16%	.06%	.05%	.045%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2018, under the amended expense contract, each class pays no transfer agent fees. Prior to August 1, 2018, each class paid all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Prior to August 1, 2018
Fidelity Total Market Index
Investor Class	.075%	.075%
Premium Class	.045%	.02%
Institutional Class	.035%	.015%
Institutional Premium Class	.015%	.00%
Fidelity Extended Market Index
Investor Class	.075%	.055%
Premium Class	.045%	.025%
Institutional Premium Class	.015%	.00%
Fidelity International Index
Investor Class	.21%	.115%
Premium Class	.11%	.015%
Institutional Class	.035%	.005%
Institutional Premium Class	.015%	.00%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Total Market Index
Investor Class	$250,548.062
Premium Class	2,334,574.016
Institutional Class	217,748.012
Institutional Premium Class	–	–
	$2,802,870
Fidelity Extended Market Index
Investor Class	$147,090.046
Premium Class	1,938,048.021
Institutional Premium Class	–	–
	$2,085,138
Fidelity International Index
Investor Class	$325,982.096
Premium Class	721,499.013
Institutional Class	67,421.004
Institutional Premium Class	–	–
	$1,114,902

 (a) Annualized

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Total Market Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index	Borrower	$34,077,875	2.15%	$16,268

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fidelity International Index Fund for certain losses in the amount of $4,018.

Prior Fiscal Year Redemption In-Kind. During the prior period, 14,197,390 shares of Fidelity International Index Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $621,987,635. The Fund had a net realized gain of $320,859,246 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$71,142
Fidelity Extended Market Index	30,258
Fidelity International Index	31,511

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Total Market Index	$165,990	$8,158,306
Fidelity Extended Market Index	$531,991	$18,949,108
Fidelity International Index	$48	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$6,402
Fidelity Extended Market Index	9,943
Fidelity International Index	783

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Fidelity Total Market Index
From net investment income
Investor Class	$2,478,522	$12,586,670
Premium Class	89,860,399	435,270,799
Institutional Class	10,965,878	44,873,287
Institutional Premium Class	20,946,671	94,317,041
Class F	42,774,264	191,676,053
Total	$167,025,734	$778,723,850
From net realized gain
Investor Class	$164,548	$5,321,710
Premium Class	5,694,270	177,589,449
Institutional Class	692,013	18,221,313
Institutional Premium Class	1,305,698	37,888,601
Class F	2,666,205	76,838,875
Total	$10,522,734	$315,859,948
Fidelity Extended Market Index
From net investment income
Investor Class	$503,933	$9,206,140
Premium Class	16,357,102	220,109,370
Institutional Premium Class	2,940,235	35,451,606
Total	$19,801,270	$264,767,116
From net realized gain
Investor Class	$–	$32,438,665
Premium Class	–	743,291,615
Institutional Premium Class	–	115,941,684
Total	$–	$891,671,964
Fidelity International Index
From net investment income
Investor Class	$493,861	$15,703,123
Premium Class	11,498,487	258,467,735
Institutional Class	3,239,034	65,473,787
Institutional Premium Class	7,371,160	153,040,228
Total	$22,602,542	$492,684,873
From net realized gain
Investor Class	$–	$986,439
Premium Class	–	15,621,751
Institutional Class	–	3,939,343
Institutional Premium Class	–	9,199,461
Total	$ -	$29,746,994

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Fidelity Total Market Index
Investor Class
Shares sold	2,723,117	6,491,579	$215,950,096	$473,077,417
Reinvestment of distributions	32,797	227,908	2,485,299	16,995,879
Shares redeemed	(2,348,254)	(7,266,119)	(185,589,293)	(529,723,284)
Net increase (decrease)	407,660	(546,632)	$32,846,102	$(39,649,988)
Premium Class
Shares sold	26,131,870	59,682,692	$2,068,764,384	$4,353,636,860
Reinvestment of distributions	1,130,172	7,372,266	85,644,406	550,334,111
Shares redeemed	(22,803,631)	(54,136,097)	(1,811,868,466)	(3,981,489,838)
Net increase (decrease)	4,458,411	12,918,861	$342,540,324	$922,481,133
Institutional Class
Shares sold	5,818,678	17,997,705	$457,907,605	$1,330,831,506
Reinvestment of distributions	129,741	732,368	9,830,506	54,656,693
Shares redeemed	(4,146,204)	(9,961,881)	(329,560,409)	(724,114,212)
Net increase (decrease)	1,802,215	8,768,192	$138,177,702	$661,373,987
Institutional Premium Class
Shares sold	41,528,589	19,386,022	$3,272,627,679	$1,424,547,920
Reinvestment of distributions	293,720	1,770,295	22,252,243	132,205,306
Shares redeemed	(15,030,904)	(10,876,497)	(1,189,211,901)	(794,477,913)
Net increase (decrease)	26,791,405	10,279,820	$2,105,668,021	$762,275,313
Class F
Shares sold	20,340,963	36,022,682	$1,589,711,870	$2,617,551,668
Reinvestment of distributions	599,637	3,591,887	45,440,469	268,514,928
Shares redeemed	(11,463,696)	(10,934,635)	(914,968,981)	(823,156,173)
Net increase (decrease)	9,476,904	28,679,934	$720,183,358	$2,062,910,423
Fidelity Extended Market Index
Investor Class
Shares sold	1,373,116	3,991,694	$90,082,194	$239,037,979
Reinvestment of distributions	7,831	675,931	488,757	40,774,046
Shares redeemed	(2,828,947)	(7,533,841)	(181,683,394)	(452,172,226)
Net increase (decrease)	(1,448,000)	(2,866,216)	$(91,112,443)	$(172,360,201)
Premium Class
Shares sold	28,969,680	63,342,564	$1,894,979,803	$3,816,914,744
Reinvestment of distributions	249,891	15,232,360	15,595,685	921,328,809
Shares redeemed	(25,524,578)	(72,724,257)	(1,674,802,147)	(4,378,600,164)
Net increase (decrease)	3,694,993	5,850,667	$235,773,341	$359,643,389
Institutional Premium Class
Shares sold	4,003,539	17,002,258	$261,902,230	$1,011,348,990
Reinvestment of distributions	47,126	2,498,579	2,940,213	151,393,120
Shares redeemed	(11,106,133)(a)	(9,306,004)	(737,477,469)(a)	(554,308,152)
Net increase (decrease)	(7,055,468)	10,194,833	$(472,635,026)	$608,433,958
Fidelity International Index
Investor Class
Shares sold	2,315,466	9,622,744	$99,195,737	$397,671,186
Reinvestment of distributions	10,462	369,295	453,026	15,632,929
Shares redeemed	(2,995,572)	(13,994,223)	(128,128,436)	(573,236,825)
Net increase (decrease)	(669,644)	(4,002,184)	$(28,479,673)	$(159,932,710)
Premium Class
Shares sold	32,905,277	82,469,511	$1,408,529,530	$3,438,872,823
Reinvestment of distributions	243,147	5,894,175	10,528,255	249,347,695
Shares redeemed	(29,883,554)	(58,740,308)	(1,278,027,623)	(2,455,289,015)
Net increase (decrease)	3,264,870	29,623,378	$141,030,162	$1,232,931,503
Institutional Class
Shares sold	17,212,177	40,718,664	$736,693,769	$1,697,292,859
Reinvestment of distributions	69,194	1,587,399	2,996,108	67,153,832
Shares redeemed	(9,455,846)	(28,030,811)	(404,254,288)	(1,191,741,771)
Net increase (decrease)	7,825,525	14,275,252	$335,435,589	$572,704,920
Institutional Premium Class
Shares sold	40,779,080	81,804,104(b)	$1,735,731,588	$3,495,868,171(b)
Reinvestment of distributions	169,572	3,827,749	7,342,489	161,918,344
Shares redeemed	(27,327,845)(a)	(56,573,887)(c)	(1,166,300,525)(a)	(2,425,298,877)(c)
Net increase (decrease)	13,620,807	29,057,966	$576,773,552	$1,232,487,638

 (a)  Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b)  Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fidelity Total Market Index Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Fidelity Total Market Index
Investor Class	.08%
Actual		$1,000.00	$1,088.50	$.42*
Hypothetical-C		$1,000.00	$1,024.80	$.41*
Premium Class	.03%
Actual		$1,000.00	$1,088.70	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Class	.03%
Actual		$1,000.00	$1,088.70	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15
Institutional Premium Class	.02%
Actual		$1,000.00	$1,088.90	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10
Class F	.02%
Actual		$1,000.00	$1,088.70	$.11
Hypothetical-C		$1,000.00	$1,025.10	$.10
Fidelity Extended Market Index
Investor Class	.09%
Actual		$1,000.00	$1,133.50	$.48*
Hypothetical-C		$1,000.00	$1,024.75	$.46*
Premium Class	.07%
Actual		$1,000.00	$1,133.60	$.38
Hypothetical-C		$1,000.00	$1,024.85	$.36
Institutional Premium Class	.05%
Actual		$1,000.00	$1,133.70	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Fidelity International Index
Investor Class	.14%
Actual		$1,000.00	$979.30	$.70*
Hypothetical-C		$1,000.00	$1,024.50	$.71*
Premium Class	.06%
Actual		$1,000.00	$980.10	$.30
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Class	.05%
Actual		$1,000.00	$979.90	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Premium Class	.05%
Actual		$1,000.00	$979.90	$.25
Hypothetical-C		$1,000.00	$1,024.95	$.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

* If fees and changes to the class level expense contract and/or expense cap, effective August 1, 2018 had been in effect for the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

	Annualized Expense Ratio(a)	Expenses Paid
Fidelity Total Market Index
Investor Class	.02%
Actual		$.11
Hypothetical(b)		$.10
Fidelity Extended Market Index
Investor Class	.05%
Actual		$.27
Hypothetical(b)		$.26
Fidelity International Index
Investor Class	.05%
Actual		$.25
Hypothetical(b)		$.26

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Extended Market Index Fund
Fidelity International Index Fund
Fidelity Total Market Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contracts with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the funds for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the funds, and the Sector Portfolios Board.

The Board also approved an amendment to the sub-advisory agreements with Geode for Fidelity Extended Market Index Fund and Fidelity Total Market Index Fund (the Amended Contracts) to decrease the sub-advisory fee rate paid by FMR to Geode, on behalf of each fund, by 2.00 basis points and 1.00 basis point, respectively. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board considered that the approval of the funds' Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the funds' Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management.

In its review of the proposed sub-advisory fee rate under the Amended Contracts, the Board considered that the proposed fee rate is lower by 2.00 basis points and 1.00 basis point for Fidelity Extended Market Index Fund and Fidelity Total Market Index Fund, respectively, than the current sub-advisory fee rate for each fund. The Board noted that FMR, and not the funds, pays the sub-advisory fee out of its management fee. The Board considered that the Amended Contracts will not result in any changes to the current management fee rate under the funds' management contracts with FMR. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses for Fidelity Extended Market Index fund and Fidelity Total Index Fund, with certain limited exceptions, under the funds' management contracts.

The Board considered that the contractual arrangements for each fund that oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, were being set at 0.015% for all classes for Fidelity Total Market Index Fund and 0.045% for all classes of Fidelity Extended Market Index Fund and Fidelity International Index Fund.

The Board concluded that the funds' Advisory Contracts are fair and reasonable, and that the funds' Advisory Contracts should be renewed, without modification (except as noted above for Fidelity Extended Market Index Fund's and Fidelity Total Market Index Fund's sub-advisory contracts with Geode), through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the funds' Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies. Because the Board was approving an arrangement under which the fees were being reduced, the Board did not consider FMR's or Geode's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts. In connection with its approval of the Amended Contracts, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the funds' management fee structures are fair and reasonable, and that the Amended Contacts for Fidelity Extended Market Index Fund and Fidelity Total Market Index Fund and the continuation of the funds' Advisory Contracts should be approved.

SIF-I-SANN-1018
1.929382.106

Fidelity Flex℠ Funds Fidelity Flex℠ 500 Index Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	4.5
Microsoft Corp.	3.5
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	1.7
Berkshire Hathaway, Inc. Class B	1.6
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class C	1.5
Alphabet, Inc. Class A	1.5
Johnson & Johnson	1.5
Exxon Mobil Corp.	1.4
22.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	26.4
Health Care	14.5
Financials	13.7
Consumer Discretionary	12.9
Industrials	9.6
Consumer Staples	6.7
Energy	5.8
Utilities	2.8
Real Estate	2.7
Materials	2.5

Asset Allocation (% of fund's net assets)

As of August 31, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.4%

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.2%
Aptiv PLC	5,242	$461,348
BorgWarner, Inc.	3,910	171,141
The Goodyear Tire & Rubber Co.	4,748	107,732
		740,221
Automobiles - 0.4%
Ford Motor Co.	77,492	734,624
General Motors Co.	25,114	905,360
Harley-Davidson, Inc.	3,295	140,433
		1,780,417
Distributors - 0.1%
Genuine Parts Co.	2,905	290,064
LKQ Corp. (a)	6,132	211,677
		501,741
Diversified Consumer Services - 0.0%
H&R Block, Inc.	4,142	112,083
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,037	494,195
Chipotle Mexican Grill, Inc. (a)	484	229,987
Darden Restaurants, Inc.	2,451	284,414
Hilton Worldwide Holdings, Inc.	5,531	429,316
Marriott International, Inc. Class A	5,919	748,576
McDonald's Corp.	15,582	2,527,868
MGM Mirage, Inc.	9,921	287,610
Norwegian Cruise Line Holdings Ltd. (a)	4,093	219,426
Royal Caribbean Cruises Ltd.	3,354	411,133
Starbucks Corp.	27,413	1,465,225
Wynn Resorts Ltd.	1,677	248,766
Yum! Brands, Inc.	6,399	556,009
		7,902,525
Household Durables - 0.3%
D.R. Horton, Inc.	6,800	302,668
Garmin Ltd.	2,202	150,044
Leggett & Platt, Inc.	2,599	118,099
Lennar Corp. Class A	5,417	279,896
Mohawk Industries, Inc. (a)	1,255	240,445
Newell Brands, Inc.	9,616	208,860
PulteGroup, Inc.	5,201	145,368
Whirlpool Corp.	1,277	159,599
		1,604,979
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (a)	7,988	16,077,527
Expedia, Inc.	2,393	312,287
Netflix, Inc. (a)	8,627	3,171,975
The Booking Holdings, Inc. (a)	957	1,867,633
TripAdvisor, Inc. (a)	2,122	115,246
		21,544,668
Leisure Products - 0.1%
Hasbro, Inc.	2,251	223,547
Mattel, Inc. (b)	6,811	105,094
		328,641
Media - 2.2%
CBS Corp. Class B	6,761	358,468
Charter Communications, Inc. Class A (a)(b)	3,667	1,138,237
Comcast Corp. Class A	91,157	3,371,897
Discovery Communications, Inc.:
Class A (a)(b)	3,077	85,633
Class C (non-vtg.) (a)	6,777	173,762
DISH Network Corp. Class A (a)	4,533	160,242
Interpublic Group of Companies, Inc.	7,633	178,231
News Corp.:
Class A	7,598	99,306
Class B	2,401	32,654
Omnicom Group, Inc.	4,500	311,940
The Walt Disney Co.	29,528	3,307,727
Twenty-First Century Fox, Inc.:
Class A	20,867	947,362
Class B	8,696	390,450
Viacom, Inc. Class B (non-vtg.)	6,988	204,609
		10,760,518
Multiline Retail - 0.5%
Dollar General Corp.	5,032	542,097
Dollar Tree, Inc. (a)	4,708	379,041
Kohl's Corp.	3,331	263,515
Macy's, Inc.	6,066	221,712
Nordstrom, Inc.	2,326	146,189
Target Corp.	10,555	923,563
		2,476,117
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,466	240,468
AutoZone, Inc. (a)	528	404,913
Best Buy Co., Inc.	4,856	386,343
CarMax, Inc. (a)	3,525	275,126
Foot Locker, Inc.	2,338	115,263
Gap, Inc.	4,296	130,384
Home Depot, Inc.	22,891	4,595,826
L Brands, Inc.	4,802	126,917
Lowe's Companies, Inc.	16,326	1,775,453
O'Reilly Automotive, Inc. (a)	1,622	544,051
Ross Stores, Inc.	7,565	724,576
Tiffany & Co., Inc.	2,017	247,385
TJX Companies, Inc.	12,468	1,371,106
Tractor Supply Co.	2,416	213,284
Ulta Beauty, Inc. (a)	1,132	294,320
		11,445,415
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	7,135	125,148
Michael Kors Holdings Ltd. (a)	2,968	215,536
NIKE, Inc. Class B	25,478	2,094,292
PVH Corp.	1,526	218,462
Ralph Lauren Corp.	1,102	146,357
Tapestry, Inc.	5,698	288,832
Under Armour, Inc.:
Class A (sub. vtg.) (a)	3,695	75,563
Class C (non-vtg.) (a)(b)	3,714	70,455
VF Corp.	6,482	597,187
		3,831,832

TOTAL CONSUMER DISCRETIONARY		63,029,157

CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Brown-Forman Corp. Class B (non-vtg.)	5,186	270,813
Constellation Brands, Inc. Class A (sub. vtg.)	3,326	692,473
Molson Coors Brewing Co. Class B	3,664	244,535
Monster Beverage Corp. (a)	8,132	495,157
PepsiCo, Inc.	28,144	3,152,409
The Coca-Cola Co.	75,966	3,385,805
		8,241,192
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	8,710	2,030,562
Kroger Co.	16,093	506,930
Sysco Corp.	9,489	709,967
Walgreens Boots Alliance, Inc.	16,957	1,162,572
Walmart, Inc.	28,697	2,750,894
		7,160,925
Food Products - 1.1%
Archer Daniels Midland Co.	11,071	557,978
Campbell Soup Co.	3,809	150,265
ConAgra Foods, Inc.	7,791	286,319
General Mills, Inc.	11,738	540,065
Hormel Foods Corp. (b)	5,347	209,335
Kellogg Co.	4,944	354,930
McCormick & Co., Inc. (non-vtg.)	2,401	299,837
Mondelez International, Inc.	29,341	1,253,448
The Hershey Co.	2,766	278,038
The J.M. Smucker Co.	2,249	232,502
The Kraft Heinz Co.	11,905	693,704
Tyson Foods, Inc. Class A	5,892	370,077
		5,226,498
Household Products - 1.4%
Church & Dwight Co., Inc.	4,845	274,130
Clorox Co.	2,564	371,729
Colgate-Palmolive Co.	17,349	1,152,147
Kimberly-Clark Corp.	6,957	803,812
Procter & Gamble Co.	49,850	4,135,058
		6,736,876
Personal Products - 0.1%
Coty, Inc. Class A	9,361	115,702
Estee Lauder Companies, Inc. Class A	4,435	621,432
		737,134
Tobacco - 0.9%
Altria Group, Inc.	37,533	2,196,431
Philip Morris International, Inc.	30,830	2,401,349
		4,597,780

TOTAL CONSUMER STAPLES		32,700,405

ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	8,244	271,805
Halliburton Co.	17,445	695,881
Helmerich & Payne, Inc.	2,156	141,369
National Oilwell Varco, Inc.	7,563	355,990
Schlumberger Ltd.	27,487	1,736,079
TechnipFMC PLC	8,593	263,204
		3,464,328
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	10,198	656,751
Andeavor	2,753	420,631
Apache Corp.	7,566	331,618
Cabot Oil & Gas Corp.	8,939	213,016
Chevron Corp.	37,910	4,490,819
Cimarex Energy Co.	1,889	159,583
Concho Resources, Inc. (a)	3,763	516,095
ConocoPhillips Co.	23,260	1,707,982
Devon Energy Corp.	10,362	444,841
EOG Resources, Inc.	11,513	1,361,182
EQT Corp.	4,993	254,743
Exxon Mobil Corp.	83,975	6,732,276
Hess Corp.	5,184	349,091
HollyFrontier Corp.	3,495	260,447
Kinder Morgan, Inc.	37,561	664,830
Marathon Oil Corp.	16,892	363,347
Marathon Petroleum Corp.	9,144	752,460
Newfield Exploration Co. (a)	3,954	107,865
Noble Energy, Inc.	9,591	285,045
Occidental Petroleum Corp.	15,221	1,215,701
ONEOK, Inc.	8,139	536,441
Phillips 66 Co.	8,342	988,610
Pioneer Natural Resources Co.	3,374	589,438
The Williams Companies, Inc.	23,472	694,536
Valero Energy Corp.	8,565	1,009,642
		25,106,990

TOTAL ENERGY		28,571,318

FINANCIALS - 13.7%
Banks - 6.2%
Bank of America Corp.	187,044	5,785,271
BB&T Corp.	15,438	797,527
Citigroup, Inc.	50,596	3,604,459
Citizens Financial Group, Inc.	9,597	395,013
Comerica, Inc.	3,404	331,822
Fifth Third Bancorp	13,572	399,424
Huntington Bancshares, Inc.	22,663	367,367
JPMorgan Chase & Co.	67,516	7,735,983
KeyCorp	21,019	442,870
M&T Bank Corp.	2,875	509,306
Peoples United Financial, Inc.	6,887	127,478
PNC Financial Services Group, Inc.	9,339	1,340,520
Regions Financial Corp.	22,236	432,713
SunTrust Banks, Inc.	9,203	676,973
SVB Financial Group (a)	1,049	338,565
U.S. Bancorp	31,000	1,677,410
Wells Fargo & Co.	86,983	5,086,766
Zions Bancorporation	3,903	207,991
		30,257,458
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	1,075	157,047
Ameriprise Financial, Inc.	2,863	406,431
Bank of New York Mellon Corp.	20,009	1,043,469
BlackRock, Inc. Class A	2,442	1,169,865
Brighthouse Financial, Inc. (a)	2,371	98,420
Cboe Global Markets, Inc.	2,227	224,482
Charles Schwab Corp.	23,773	1,207,431
CME Group, Inc.	6,741	1,177,855
E*TRADE Financial Corp. (a)	5,225	307,544
Franklin Resources, Inc.	6,310	200,279
Goldman Sachs Group, Inc.	6,992	1,662,768
IntercontinentalExchange, Inc.	11,468	874,206
Invesco Ltd.	8,132	195,981
Moody's Corp.	3,305	588,356
Morgan Stanley	27,158	1,326,125
MSCI, Inc.	1,763	317,798
Northern Trust Corp.	4,187	449,935
Raymond James Financial, Inc.	2,570	239,113
S&P Global, Inc.	4,975	1,030,074
State Street Corp.	7,234	628,707
T. Rowe Price Group, Inc.	4,794	555,577
The NASDAQ OMX Group, Inc.	2,314	220,848
		14,082,311
Consumer Finance - 0.7%
American Express Co.	14,138	1,498,345
Capital One Financial Corp.	9,695	960,678
Discover Financial Services	7,017	548,168
Synchrony Financial	14,046	444,837
		3,452,028
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	38,162	7,965,173
Jefferies Financial Group, Inc.	6,003	139,390
		8,104,563
Insurance - 2.3%
AFLAC, Inc.	15,327	708,720
Allstate Corp.	6,959	699,867
American International Group, Inc.	17,772	944,937
Aon PLC	4,841	704,656
Arthur J. Gallagher & Co.	3,609	260,353
Assurant, Inc.	1,049	107,858
Chubb Ltd.	9,222	1,247,183
Cincinnati Financial Corp.	2,957	226,713
Everest Re Group Ltd.	811	180,869
Hartford Financial Services Group, Inc.	7,090	357,123
Lincoln National Corp.	4,330	283,961
Loews Corp.	5,184	260,807
Marsh & McLennan Companies, Inc.	10,045	850,108
MetLife, Inc.	20,125	923,536
Principal Financial Group, Inc.	5,273	291,017
Progressive Corp.	11,530	778,621
Prudential Financial, Inc.	8,407	825,988
The Travelers Companies, Inc.	5,351	704,192
Torchmark Corp.	2,091	183,841
Unum Group	4,379	161,498
Willis Group Holdings PLC	2,610	384,375
XL Group Ltd.	5,114	293,492
		11,379,715

TOTAL FINANCIALS		67,276,075

HEALTH CARE - 14.5%
Biotechnology - 2.6%
AbbVie, Inc.	30,072	2,886,311
Alexion Pharmaceuticals, Inc. (a)	4,405	538,467
Amgen, Inc.	13,227	2,642,887
Biogen, Inc. (a)	4,178	1,476,881
Celgene Corp. (a)	13,994	1,321,733
Gilead Sciences, Inc.	25,823	1,955,576
Incyte Corp. (a)	3,483	257,429
Regeneron Pharmaceuticals, Inc. (a)	1,531	622,734
Vertex Pharmaceuticals, Inc. (a)	5,045	930,298
		12,632,316
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	34,812	2,326,834
Abiomed, Inc. (a)	837	340,307
Align Technology, Inc. (a)	1,428	551,908
Baxter International, Inc.	9,838	731,652
Becton, Dickinson & Co.	5,314	1,391,577
Boston Scientific Corp. (a)	27,318	971,428
Danaher Corp.	12,171	1,260,185
Dentsply Sirona, Inc.	4,503	179,760
Edwards Lifesciences Corp. (a)	4,173	601,914
Hologic, Inc. (a)	5,405	214,903
IDEXX Laboratories, Inc. (a)	1,720	436,949
Intuitive Surgical, Inc. (a)	2,253	1,261,680
Medtronic PLC	26,879	2,591,404
ResMed, Inc.	2,826	314,845
Stryker Corp.	6,363	1,078,083
The Cooper Companies, Inc.	971	248,362
Varian Medical Systems, Inc. (a)	1,812	202,980
Zimmer Biomet Holdings, Inc.	4,024	497,487
		15,202,258
Health Care Providers & Services - 3.2%
Aetna, Inc.	6,510	1,303,758
AmerisourceBergen Corp.	3,220	289,703
Anthem, Inc.	5,074	1,343,240
Cardinal Health, Inc.	6,151	321,021
Centene Corp. (a)	4,062	595,002
Cigna Corp.	4,816	907,045
CVS Health Corp.	20,200	1,519,848
DaVita HealthCare Partners, Inc. (a)	2,764	191,518
Envision Healthcare Corp. (a)	2,398	108,773
Express Scripts Holding Co. (a)	11,121	978,870
HCA Holdings, Inc.	5,532	741,897
Henry Schein, Inc. (a)	3,049	236,846
Humana, Inc.	2,726	908,467
Laboratory Corp. of America Holdings (a)	2,025	350,062
McKesson Corp.	4,000	515,000
Quest Diagnostics, Inc.	2,689	295,736
UnitedHealth Group, Inc.	19,068	5,118,995
Universal Health Services, Inc. Class B	1,725	224,526
		15,950,307
Health Care Technology - 0.1%
Cerner Corp. (a)	6,241	406,352
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	6,334	427,798
Illumina, Inc. (a)	2,910	1,032,555
Mettler-Toledo International, Inc. (a)	503	293,983
PerkinElmer, Inc.	2,190	202,422
Quintiles Transnational Holdings, Inc. (a)	3,204	407,196
Thermo Fisher Scientific, Inc.	7,965	1,904,432
Waters Corp. (a)	1,551	293,883
		4,562,269
Pharmaceuticals - 4.6%
Allergan PLC	6,713	1,286,949
Bristol-Myers Squibb Co.	32,456	1,965,211
Eli Lilly & Co.	18,973	2,004,497
Johnson & Johnson	53,208	7,166,586
Merck & Co., Inc.	53,391	3,662,089
Mylan NV (a)	10,205	399,322
Nektar Therapeutics (a)(b)	3,190	212,103
Perrigo Co. PLC	2,549	195,024
Pfizer, Inc.	116,063	4,818,936
Zoetis, Inc. Class A	9,580	867,948
		22,578,665

TOTAL HEALTH CARE		71,332,167

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.6%
Arconic, Inc.	8,412	188,261
General Dynamics Corp.	5,469	1,057,705
Harris Corp.	2,351	382,061
Huntington Ingalls Industries, Inc.	881	215,378
L3 Technologies, Inc.	1,554	332,121
Lockheed Martin Corp.	4,918	1,575,776
Northrop Grumman Corp.	3,452	1,030,387
Raytheon Co.	5,731	1,142,991
Rockwell Collins, Inc.	3,251	441,973
Textron, Inc.	5,069	349,913
The Boeing Co.	10,868	3,725,442
TransDigm Group, Inc.	965	337,750
United Technologies Corp.	14,731	1,940,073
		12,719,831
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,757	264,893
Expeditors International of Washington, Inc.	3,458	253,402
FedEx Corp.	4,901	1,195,599
United Parcel Service, Inc. Class B	13,688	1,681,981
		3,395,875
Airlines - 0.5%
Alaska Air Group, Inc.	2,440	164,676
American Airlines Group, Inc.	8,249	333,920
Delta Air Lines, Inc.	12,777	747,199
Southwest Airlines Co.	10,561	647,389
United Continental Holdings, Inc. (a)	4,666	407,902
		2,301,086
Building Products - 0.3%
A.O. Smith Corp.	2,872	166,806
Allegion PLC	1,880	163,974
Fortune Brands Home & Security, Inc.	2,889	153,059
Johnson Controls International PLC	18,467	697,499
Masco Corp.	6,147	233,402
		1,414,740
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,711	365,076
Copart, Inc. (a)	4,001	257,304
Republic Services, Inc.	4,415	323,884
Stericycle, Inc. (a)	1,694	104,503
Waste Management, Inc.	7,875	715,838
		1,766,605
Construction & Engineering - 0.1%
Fluor Corp.	2,783	159,772
Jacobs Engineering Group, Inc.	2,386	173,438
Quanta Services, Inc. (a)	2,962	102,456
		435,666
Electrical Equipment - 0.6%
AMETEK, Inc.	4,585	352,862
Eaton Corp. PLC	8,658	719,826
Emerson Electric Co.	12,475	957,207
Fortive Corp.	6,073	510,011
Rockwell Automation, Inc.	2,486	449,867
		2,989,773
Industrial Conglomerates - 1.6%
3M Co.	11,790	2,486,747
General Electric Co.	172,361	2,230,351
Honeywell International, Inc.	14,833	2,359,337
Roper Technologies, Inc.	2,068	617,029
		7,693,464
Machinery - 1.4%
Caterpillar, Inc.	11,885	1,650,232
Cummins, Inc.	3,066	434,759
Deere & Co.	6,455	928,229
Dover Corp.	3,062	262,934
Flowserve Corp.	2,590	134,991
Illinois Tool Works, Inc.	6,077	843,974
Ingersoll-Rand PLC	4,909	497,233
PACCAR, Inc.	6,965	476,545
Parker Hannifin Corp.	2,632	462,179
Pentair PLC	3,214	139,745
Snap-On, Inc.	1,120	197,994
Stanley Black & Decker, Inc.	3,055	429,319
Xylem, Inc.	3,562	270,391
		6,728,525
Professional Services - 0.3%
Equifax, Inc.	2,381	318,983
IHS Markit Ltd. (a)	7,050	387,750
Nielsen Holdings PLC	6,629	172,354
Robert Half International, Inc.	2,446	191,228
Verisk Analytics, Inc. (a)	3,076	366,321
		1,436,636
Road & Rail - 1.0%
CSX Corp.	17,330	1,285,193
J.B. Hunt Transport Services, Inc.	1,695	204,671
Kansas City Southern	2,031	235,515
Norfolk Southern Corp.	5,594	972,461
Union Pacific Corp.	15,405	2,320,301
		5,018,141
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,695	332,360
United Rentals, Inc. (a)	1,655	257,965
W.W. Grainger, Inc.	1,009	357,257
		947,582

TOTAL INDUSTRIALS		46,847,924

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	943	281,938
Cisco Systems, Inc.	93,349	4,459,282
F5 Networks, Inc. (a)	1,210	228,835
Juniper Networks, Inc.	6,913	196,537
Motorola Solutions, Inc.	3,210	412,036
		5,578,628
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	5,968	564,453
Corning, Inc.	16,439	550,871
FLIR Systems, Inc.	2,717	170,465
IPG Photonics Corp. (a)	744	130,557
TE Connectivity Ltd.	6,932	635,526
		2,051,872
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	3,378	253,823
Alphabet, Inc.:
Class A (a)	5,913	7,283,633
Class C (a)	6,032	7,348,122
eBay, Inc. (a)	18,301	633,398
Facebook, Inc. Class A (a)	47,580	8,361,233
Twitter, Inc. (a)	12,964	456,074
VeriSign, Inc. (a)	1,901	301,518
		24,637,801
IT Services - 4.6%
Accenture PLC Class A	12,763	2,157,840
Alliance Data Systems Corp.	954	227,605
Automatic Data Processing, Inc.	8,754	1,284,650
Broadridge Financial Solutions, Inc.	2,335	315,552
Cognizant Technology Solutions Corp. Class A	11,657	914,259
DXC Technology Co.	5,638	513,565
Fidelity National Information Services, Inc.	6,607	714,679
Fiserv, Inc. (a)	8,106	649,047
FleetCor Technologies, Inc. (a)	1,775	379,389
Gartner, Inc. (a)	1,806	270,467
Global Payments, Inc.	3,159	393,548
IBM Corp.	16,939	2,481,225
MasterCard, Inc. Class A	18,185	3,919,959
Paychex, Inc.	6,331	463,746
PayPal Holdings, Inc. (a)	22,160	2,046,033
The Western Union Co.	9,122	172,588
Total System Services, Inc.	3,284	319,008
Visa, Inc. Class A	35,418	5,202,550
		22,425,710
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	16,313	410,598
Analog Devices, Inc.	7,343	725,856
Applied Materials, Inc.	19,957	858,550
Broadcom, Inc.	7,971	1,745,888
Intel Corp.	92,458	4,477,741
KLA-Tencor Corp.	3,086	358,624
Lam Research Corp.	3,248	562,196
Microchip Technology, Inc. (b)	4,653	400,298
Micron Technology, Inc. (a)	22,961	1,205,912
NVIDIA Corp.	12,049	3,381,913
Qorvo, Inc. (a)	2,504	200,545
Qualcomm, Inc.	29,433	2,022,341
Skyworks Solutions, Inc.	3,605	329,137
Texas Instruments, Inc.	19,448	2,185,955
Xilinx, Inc.	5,017	390,473
		19,256,027
Software - 6.3%
Activision Blizzard, Inc.	15,137	1,091,378
Adobe Systems, Inc. (a)	9,779	2,576,864
ANSYS, Inc. (a)	1,663	309,285
Autodesk, Inc. (a)	4,368	674,201
CA Technologies, Inc.	6,186	270,947
Cadence Design Systems, Inc. (a)	5,581	262,530
Citrix Systems, Inc. (a)	2,549	290,637
Electronic Arts, Inc. (a)	6,075	688,966
Intuit, Inc.	4,849	1,064,210
Microsoft Corp.	152,372	17,115,947
Oracle Corp.	59,130	2,872,535
Red Hat, Inc. (a)	3,518	519,714
Salesforce.com, Inc. (a)	14,018	2,140,268
Symantec Corp.	12,305	248,069
Synopsys, Inc. (a)	2,950	301,313
Take-Two Interactive Software, Inc. (a)	2,265	302,513
		30,729,377
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	97,492	22,192,092
Hewlett Packard Enterprise Co.	30,232	499,735
HP, Inc.	32,496	801,026
NetApp, Inc.	5,304	460,440
Seagate Technology LLC	5,683	304,268
Western Digital Corp.	5,924	374,634
Xerox Corp.	4,235	117,987
		24,750,182

TOTAL INFORMATION TECHNOLOGY		129,429,597

MATERIALS - 2.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	4,340	721,699
Albemarle Corp. U.S.	2,193	209,475
CF Industries Holdings, Inc.	4,620	240,009
DowDuPont, Inc.	46,083	3,231,801
Eastman Chemical Co.	2,826	274,207
Ecolab, Inc.	5,141	773,618
FMC Corp.	2,663	227,553
International Flavors & Fragrances, Inc.	1,563	203,643
LyondellBasell Industries NV Class A	6,365	717,845
PPG Industries, Inc.	5,008	553,584
Praxair, Inc.	5,689	899,943
Sherwin-Williams Co.	1,630	742,595
The Mosaic Co.	6,944	217,139
		9,013,111
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,246	247,605
Vulcan Materials Co.	2,617	289,964
		537,569
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,743	183,329
Ball Corp.	6,914	289,558
International Paper Co.	8,198	419,246
Packaging Corp. of America	1,868	205,331
Sealed Air Corp.	3,191	127,991
WestRock Co.	5,077	279,641
		1,505,096
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	26,676	374,798
Newmont Mining Corp.	10,562	327,739
Nucor Corp.	6,298	393,625
		1,096,162

TOTAL MATERIALS		12,151,938

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	2,039	261,706
American Tower Corp.	8,744	1,303,905
Apartment Investment & Management Co. Class A	3,115	136,437
AvalonBay Communities, Inc.	2,787	510,829
Boston Properties, Inc.	3,056	398,655
Crown Castle International Corp.	8,213	936,528
Digital Realty Trust, Inc.	4,078	506,814
Duke Realty Corp.	7,069	201,396
Equinix, Inc.	1,573	686,032
Equity Residential (SBI)	7,399	501,282
Essex Property Trust, Inc.	1,308	322,134
Extra Space Storage, Inc.	2,497	230,248
Federal Realty Investment Trust (SBI)	1,450	189,385
HCP, Inc.	9,301	251,406
Host Hotels & Resorts, Inc.	14,677	315,996
Iron Mountain, Inc.	5,572	201,149
Kimco Realty Corp.	8,412	143,929
Mid-America Apartment Communities, Inc.	2,253	233,321
Prologis, Inc.	12,459	836,996
Public Storage	2,967	630,725
Realty Income Corp.	5,793	339,296
Regency Centers Corp.	2,918	192,676
SBA Communications Corp. Class A (a)	2,280	353,924
Simon Property Group, Inc.	6,131	1,122,157
SL Green Realty Corp.	1,751	182,804
The Macerich Co.	2,149	126,232
UDR, Inc.	5,298	211,761
Ventas, Inc.	7,054	422,323
Vornado Realty Trust	3,426	263,802
Welltower, Inc. (b)	7,365	491,319
Weyerhaeuser Co.	14,987	520,199
		13,025,366
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	5,986	292,177

TOTAL REAL ESTATE		13,317,543

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	144,067	4,601,500
CenturyLink, Inc.	19,437	415,174
Verizon Communications, Inc.	81,967	4,456,546
		9,473,220
UTILITIES - 2.8%
Electric Utilities - 1.7%
Alliant Energy Corp.	4,583	196,336
American Electric Power Co., Inc.	9,751	699,439
Duke Energy Corp.	13,879	1,127,530
Edison International	6,450	423,959
Entergy Corp.	3,580	299,252
Evergy, Inc.	5,370	306,359
Eversource Energy	6,274	391,686
Exelon Corp.	19,113	835,429
FirstEnergy Corp.	8,875	331,748
NextEra Energy, Inc.	9,334	1,587,713
PG&E Corp.	10,224	472,144
Pinnacle West Capital Corp.	2,216	174,067
PPL Corp.	13,840	411,602
Southern Co.	20,028	876,826
Xcel Energy, Inc.	10,358	497,702
		8,631,792
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	5,922	209,580
The AES Corp.	13,094	176,245
		385,825
Multi-Utilities - 0.9%
Ameren Corp.	4,824	305,022
CenterPoint Energy, Inc.	8,542	237,382
CMS Energy Corp.	5,594	275,449
Consolidated Edison, Inc.	6,152	485,577
Dominion Resources, Inc.	12,919	914,278
DTE Energy Co.	3,681	409,106
NiSource, Inc.	6,679	180,801
Public Service Enterprise Group, Inc.	10,002	523,605
SCANA Corp.	2,824	108,272
Sempra Energy (b)	5,229	606,982
WEC Energy Group, Inc.	6,247	422,172
		4,468,646
Water Utilities - 0.1%
American Water Works Co., Inc.	3,525	308,543

TOTAL UTILITIES		13,794,806

TOTAL COMMON STOCKS
(Cost $448,214,434)		487,924,150
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2% 11/8/18 (c)
(Cost $189,290)	190,000	189,300
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.97% (d)	3,202,894	$3,203,535
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	3,654,729	3,655,095
TOTAL MONEY MARKET FUNDS
(Cost $6,858,630)		6,858,630
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $455,262,354)		494,972,080
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,700,358)
NET ASSETS - 100%		$490,271,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	16	Sept. 2018	$2,321,680	$47,777	$47,777

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $171,366.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,072
Fidelity Securities Lending Cash Central Fund	921
Total	$26,993

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$63,029,157	$63,029,157	$--	$--
Consumer Staples	32,700,405	32,700,405	--	--
Energy	28,571,318	28,571,318	--	--
Financials	67,276,075	67,276,075	--	--
Health Care	71,332,167	71,332,167	--	--
Industrials	46,847,924	46,847,924	--	--
Information Technology	129,429,597	129,429,597	--	--
Materials	12,151,938	12,151,938	--	--
Real Estate	13,317,543	13,317,543	--	--
Telecommunication Services	9,473,220	9,473,220	--	--
Utilities	13,794,806	13,794,806	--	--
U.S. Government and Government Agency Obligations	189,300	--	189,300	--
Money Market Funds	6,858,630	6,858,630	--	--
Total Investments in Securities:	$494,972,080	$494,782,780	$189,300	$--
Derivative Instruments:
Assets
Futures Contracts	$47,777	$47,777	$--	$--
Total Assets	$47,777	$47,777	$--	$--
Total Derivative Instruments:	$47,777	$47,777	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$47,777	$0
Total Equity Risk	47,777	0
Total Value of Derivatives	$47,777	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,593,171) — See accompanying schedule: Unaffiliated issuers (cost $448,403,724)	$488,113,450
Fidelity Central Funds (cost $6,858,630)	6,858,630
Total Investment in Securities (cost $455,262,354)		$494,972,080
Cash		91,950
Receivable for fund shares sold		1,179,611
Dividends receivable		895,416
Distributions receivable from Fidelity Central Funds		4,249
Receivable for daily variation margin on futures contracts		80
Other receivables		44
Total assets		497,143,430
Liabilities
Payable for investments purchased	$2,889,875
Payable for fund shares redeemed	326,663
Collateral on securities loaned	3,655,170
Total liabilities		6,871,708
Net Assets		$490,271,722
Net Assets consist of:
Paid in capital		$448,800,838
Undistributed net investment income		1,731,491
Accumulated undistributed net realized gain (loss) on investments		(18,110)
Net unrealized appreciation (depreciation) on investments		39,757,503
Net Assets, for 39,498,329 shares outstanding		$490,271,722
Net Asset Value, offering price and redemption price per share ($490,271,722 ÷ 39,498,329 shares)		$12.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$3,353,729
Interest		1,262
Income from Fidelity Central Funds		26,993
Total income		3,381,984
Expenses
Independent trustees' fees and expenses	$612
Commitment fees	229
Total expenses		841
Net investment income (loss)		3,381,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(294,980)
Fidelity Central Funds	(61)
Futures contracts	310,023
Total net realized gain (loss)		14,982
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,623,857
Futures contracts	42,820
Total change in net unrealized appreciation (depreciation)		38,666,677
Net gain (loss)		38,681,659
Net increase (decrease) in net assets resulting from operations		$42,062,802

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	For the period March 9, 2017 (commencement of operations) to February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,381,143	$155,188
Net realized gain (loss)	14,982	11,162
Change in net unrealized appreciation (depreciation)	38,666,677	1,090,826
Net increase (decrease) in net assets resulting from operations	42,062,802	1,257,176
Distributions to shareholders from net investment income	(1,715,316)	(89,524)
Distributions to shareholders from net realized gain	(32,744)	(11,510)
Total distributions	(1,748,060)	(101,034)
Share transactions
Proceeds from sales of shares	480,048,778	28,120,249
Reinvestment of distributions	292,112	101,034
Cost of shares redeemed	(56,765,545)	(2,995,790)
Net increase (decrease) in net assets resulting from share transactions	423,575,345	25,225,493
Total increase (decrease) in net assets	463,890,087	26,381,635
Net Assets
Beginning of period	26,381,635	–
End of period	$490,271,722	$26,381,635
Other Information
Undistributed net investment income end of period	$1,731,491	$65,664
Shares
Sold	41,990,682	2,535,924
Issued in reinvestment of distributions	25,507	9,003
Redeemed	(4,795,496)	(267,291)
Net increase (decrease)	37,220,693	2,277,636

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.22
Net realized and unrealized gain (loss)	.79	1.47
Total from investment operations	.91	1.69
Distributions from net investment income	(.07)	(.10)
Distributions from net realized gain	(.01)	(.01)
Total distributions	(.08)	(.11)
Net asset value, end of period	$12.41	$11.58
Total ReturnC,D	7.96%	16.91%
Ratios to Average Net AssetsE,F
Expenses before reductionsG,H	-%	-%
Expenses net of fee waivers, if anyG,H	-%	-%
Expenses net of all reductionsG,H	-%	-%
Net investment income (loss)G	1.98%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$490,272	$26,382
Portfolio turnover rateG,I	6%J	10%

 A For the period March 9, 2017 (commencement of operations) to February 28, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,662,709
Gross unrealized depreciation	(8,313,564)
Net unrealized appreciation (depreciation)	$39,349,145
Tax cost	$455,670,712

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $199,550,185 and $9,122,729, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $236,623,797 in exchange for 20,903,162 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $229 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $921. During the period, there were no securities loaned to FCM.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	- %-C	$1,000.00	$1,079.60	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex 500 Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management.

The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

Z5I-SANN-1018
1.9881570.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018